UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders.

Semiannual Report

JUNE 30, 2014

Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
13	Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Money Market ProFund for the six months ended June 30, 2014.

During the six-month period, average retail money market rates hovered slightly above zero. Money market rates closely track the federal funds target rate, which remained unchanged in a range of 0.0% to 0.25% for the period.

Economic Growth Uneven

The U.S. economy shrank at an annualized rate of 2.9% in the first quarter of 2014, down sharply from growth of 2.6% in the fourth quarter of 2013, surprising even some of the most pessimistic of prognosticators. The number reflected a significant decrease in private inventory investment, nonresidential fixed investment and exports, as well as a slowdown in private consumption, all of which were attributable at least in part to the harsh winter. But U.S. economic data in the second quarter has been very encouraging and consistent with the broader recovery trend. Notably, job growth has been strong, bringing the unemployment rate down to 6.1% in June from 6.7% in December 2013.

The U.S. Federal Reserve announced at the June 2014 Federal Open Market Committee meeting that in light of ongoing improvements in the economy and labor market, it would make a further reduction in the pace of its purchases of long-term Treasurys and mortgage-backed securities. It said it would keep the exceptionally low range for the federal funds rate unchanged and that this highly accommodative monetary policy stance should remain appropriate for a considerable time after its asset purchase program ends.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

All investment performance index figures above reflect total return performance. You may not invest directly in an index.

1

This Page Intentionally Left Blank

Allocation of Portfolio Holdings
and Expense Examples

4 :: Money Market ProFund :: Allocation of Portfolio Holdings and Expense Examples :: June 30, 2014 (unaudited)

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	106%
Total Exposure	106%

(a)  The Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Cash Management Portfolio Asset
Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	42%
Certificates of Deposit and Bank Notes	12%
Time Deposits	11%
Short-Term Notes	11%
Repurchase Agreements	8%
Municipal Investments	2%
Government & Agency Obligations	2%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2014 and held for the entire period from January 1, 2014 through June 30, 2014.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
Money Market ProFund — Investor Class	$1,000.00	$1,000.10	$0.84	0.17%
Money Market ProFund — Service Class	1,000.00	1,000.10	0.84	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 - 6/30/14	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
Money Market ProFund — Investor Class	$1,000.00	$1,023.95	$0.85	0.17%
Money Market ProFund — Service Class	1,000.00	1,023.95	0.85	0.17%

*                 Expenses are equal to the average account value, multiplied by the ProFund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and
Financial Highlights

6 :: Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Investment in Cash Management Portfolio, at value	$375,046,862
Receivable for capital shares issued	8,468,816
Receivable from Advisor	122,914
Prepaid expenses	49,608
TOTAL ASSETS	383,688,200
LIABILITIES:
Payable for capital shares redeemed	31,021,651
Administration fees payable	9,337
Trustee fees payable	136
Transfer agency fees payable	90,080
Compliance services fees payable	2,385
Service fees payable	1,663
Other accrued expenses	172,884
TOTAL LIABILITIES	31,298,136
NET ASSETS	$352,390,064
NET ASSETS CONSIST OF:
Capital	$352,498,958
Accumulated net investment income	1,064
Accumulated net realized gains (losses) on investments	(109,958)
NET ASSETS	$352,390,064
INVESTOR CLASS:
Net Assets	$302,981,051
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	303,012,808
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$49,409,013
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	49,417,812
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$439,945	(a)
Expenses(b)	(328,202	)(a)
TOTAL INVESTMENT INCOME	111,743
EXPENSES:
Management services fees	822,583
Administration fees	70,450
Transfer agency fees	610,741
Administrative services fees	154,975
Registration and filing fees	50,613
Fund accounting fees	5,000
Trustee fees	6,626
Compliance services fees	2,385
Service fees	11,408
Other fees	29,283
Total Gross Expenses before reductions	1,764,064
Less Expenses reduced by the Advisor	(1,700,497)
TOTAL NET EXPENSES	63,567
NET INVESTMENT INCOME	48,176
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(226	)(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$47,950

(a)   Allocated from Cash Management Portfolio

(b)   For the period ended June 30, 2014, the Advisor to the Cash Management Portfolio waived fees, of which $66,265 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund :: 7

Statements of Changes in Net Assets

	Six Months Ended 6/30/2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$48,176	$90,149
Net realized gains (losses) on investments	(226)	5,159
Change in net assets resulting from operations	47,950	95,308
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(42,263)	(78,134)
Service Class	(5,609)	(12,061)
Change in net assets resulting from distributions	(47,872)	(90,195)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	3,133,126,660	6,216,413,530
Service Class	645,252,285	972,803,184
Dividends reinvested
Investor Class	42,007	77,512
Service Class	5,604	11,997
Value of shares redeemed
Investor Class	(3,251,269,642)	(6,202,493,514)
Service Class	(643,703,349)	(975,502,415)
Change in net assets resulting from capital transactions	(116,546,435)	11,310,294
Change in net assets	(116,546,357)	11,315,407
NET ASSETS:
Beginning of period	468,936,421	457,621,014
End of period	$352,390,064	$468,936,421
Accumulated net investment income	$1,064	$760
SHARE TRANSACTIONS:
Issued
Investor Class	3,133,126,662	6,216,413,511
Service Class	645,252,285	972,803,157
Reinvested
Investor Class	42,022	77,512
Service Class	5,629	11,997
Redeemed
Investor Class	(3,251,269,642)	(6,202,493,514)
Service Class	(643,703,349)	(975,502,415)
Change in shares	(116,546,393)	11,310,248

See accompanying notes to the financial statements.

8 :: Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

								Distributions to
	Net Asset	Investment Activities						Shareholders From				Net Asset			Ratios to Average Net Assets				Supplemental Data
	Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions		Value, End of Period	Total Return		Gross Expenses(a),(b),(c)	Net Expenses(a),(b)		Net Investment Income(a),(b)	Net Assets, End of Period (000’s)

Money Market ProFund
Investor Class
Six Months Ended June 30, 2014 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.01	%(e)	0.89%	0.17	%(f)	0.02%	$302,981
Year Ended December 31, 2013	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.02%		1.00%	0.19	%(f)	0.02%	$421,082
Year Ended December 31, 2012	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.02%		0.96%	0.26	%(f)	0.02%	$407,080
Year Ended December 31, 2011	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.02%		1.01%	0.23	%(f)	0.02%	$428,962
Year Ended December 31, 2010	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.02%		0.93%	0.30	%(f)	0.02%	$464,048
Year Ended December 31, 2009	$1.000	0.001		—	(d)	0.001		(0.001)		(0.001)		$1.000	0.05%		0.97%	0.55	%(f)	0.06%	$509,584
Service Class
Six Months Ended June 30, 2014 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.01	%(e)	0.89%	0.17	%(f)	0.02%	$49,409
Year Ended December 31, 2013	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.02%		1.00%	0.19	%(f)	0.02%	$47,854
Year Ended December 31, 2012	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.02%		1.42%	0.26	%(f)	0.02%	$50,541
Year Ended December 31, 2011	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.02%		1.96%	0.23	%(f)	0.02%	$96,065
Year Ended December 31, 2010	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.02%		1.93%	0.30	%(f)	0.02%	$114,050
Year Ended December 31, 2009	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	$1.000	0.03%		1.39%	0.58	%(f)	0.03%	$104,635

(a)                       Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.

(b)                       Annualized for periods less than one year.

(c)                        For the periods ended June 30, 2014, December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010 and December 31, 2009, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.03%, 0.02%, 0.03%, 0.01%, 0.01%, and 0.03%, respectively.

(d)                       Amount is less than $0.0005.

(e)                        Not annualized for periods less than one year.

(f)                         The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

10 :: Money Market ProFund :: Notes to Financial Statements :: June 30, 2014 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of June 30, 2014, the percentage of the Portfolio’s interests owned by the ProFund was 1.9%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical assets

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

June 30, 2014 (unaudited) :: Notes to Financial Statements :: Money Market ProFund :: 11

•  Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of June 30, 2014, the ProFund’s $375,046,862 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2014.

4. Fees and Transactions with Affiliates and Related Parties

ProFunds Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the Trust for which it receives additional fees. As transfer agent for the ProFund, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Distribution and Service Fees were suspended throughout the period ended June 30, 2014. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $276,706 for the period ended June 30, 2014.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2014, actual Trustee compensation was $286,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2015 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

12 :: Money Market ProFund :: Notes to Financial Statements :: June 30, 2014 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2014, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Total
Money Market ProFund — Fund Level	$4,063,706	$3,272,313	$3,649,657	$2,527,533	$13,513,209
Money Market ProFund — Service Class	986,743	89,725	—	—	1,076,468

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2013 were as follows:

	Ordinary Income	Total Distributions Paid
Money Market ProFund	$90,195	$90,195

As of the latest tax year ended December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$760	$—	$—	$(109,732)	$—	$(108,972)

As of the end of its latest tax year ended December 31, 2013, the ProFund had net capital loss carryforwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term.

CLCFs subject to expiration:

Expires 12/31/16
Money Market ProFund	$109,732

The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or expires. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year.

6. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund is required to comply with money market reform over the next two years. As a result, the ProFund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the ProFund.

Cash Management Portfolio

14 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2014 (unaudited)

(The following financial statements of the
Cash Management Portfolio should be read in conjunction
with the Fund’s financial statements.)

June 30, 2014 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 15

Investment Portfolio

Certificates of Deposit and Bank Notes 12.0%

	Principal Amount	Value
Bank of America NA,
0.17%, 7/31/2014	$200,000,000	$200,000,000
Bank of Montreal:
0.17%, 9/10/2014	79,000,000	79,000,000
0.2%, 12/5/2014	44,000,000	43,999,999
Bank of Nova Scotia,
1.85%, 1/12/2015	27,060,000	27,286,268
China Construction Bank Corp.:
0.37%, 7/14/2014	50,000,000	50,000,000
0.37%, 7/29/2014	50,000,000	50,000,000
DNB Bank ASA:
0.22%, 7/7/2014	60,000,000	60,000,000
0.225%, 7/16/2014	114,000,000	114,000,000
0.23%, 10/1/2014	100,000,000	100,000,000
0.23%, 10/9/2014	23,000,000	23,000,000
DZ Bank AG:
0.25%, 9/10/2014	120,500,000	120,500,000
0.25%, 10/3/2014	135,000,000	135,000,000
0.27%, 11/7/2014	112,750,000	112,750,000
Fortis Bank SA:
0.18%, 7/2/2014	82,600,000	82,600,011
0.22%, 7/1/2014	182,500,000	182,500,000
Industrial & Commercial Bank of China Ltd.:
0.35%, 7/11/2014	115,000,000	115,000,000
0.37%, 7/29/2014	75,750,000	75,750,000
Mitsubishi UFJ Trust & Banking Corp.,
0.17%, 7/3/2014	53,000,000	53,000,000
National Australia Bank Ltd.,
2.0%, 3/9/2015	20,000,000	20,233,221
Natixis,
0.223%, 7/14/2014	150,000,000	150,000,000
Nordea Bank Finland PLC,
0.21%, 7/7/2014	101,000,000	101,000,000
Province of Ontario Canada,
2.95%, 2/5/2015	3,030,000	3,078,457
Rabobank Nederland NV:
0.245%, 3/13/2015	140,000,000	140,000,000
0.27%, 10/3/2014	65,000,000	65,000,000
Sumitomo Mitsui Banking Corp.,
0.17%, 8/11/2014	29,000,000	29,000,000
Svenska Handelsbanken AB,
0.22%, 9/30/2014	138,750,000	138,749,999
Wal-Mart Stores, Inc.,
5.319%, 6/1/2015	34,000,000	35,599,715
Total Certificates of Deposit and Bank Notes (Cost $2,307,047,670)		2,307,047,670

Commercial Paper 41.6%
Issued at Discount** 29.1%
Albion Capital Corp. SA:
0.13%, 7/7/2014	24,260,000	24,259,474
0.16%, 7/15/2014	52,960,000	52,956,705
Alpine Securitzation,
144A, 0.02%, 7/1/2014	50,000,000	50,000,000
Antalis U.S. Funding Corp.,
144A, 0.1%, 7/2/2014	29,792,000	29,791,917
Apple, Inc.:
0.07%, 7/7/2014	34,000,000	33,999,603
0.08%, 8/1/2014	20,000,000	19,998,622
0.15%, 11/10/2014	20,000,000	19,989,000
0.18%, 2/6/2015	20,000,000	19,978,000
0.18%, 2/10/2015	20,000,000	19,977,600
Bank Nederlandse Gemeenten,
0.245%, 6/2/2015	30,000,000	29,931,400
Bedford Row Funding Corp.:
144A, 0.26%, 7/25/2014	23,000,000	22,996,013
144A, 0.3%, 6/9/2015	50,000,000	49,857,083
144A, 0.31%, 10/27/2014	77,000,000	76,921,759
144A, 0.32%, 12/17/2014	35,500,000	35,446,671
144A, 0.32%, 4/1/2015	35,000,000	34,914,756
BNZ International Funding Ltd.,
144A, 0.2%, 12/12/2014	100,000,000	99,908,889
Caisse Centrale Desjardins:
0.165%, 9/16/2014	38,500,000	38,486,413
0.17%, 10/1/2014	40,000,000	39,982,622
Caisse des Depots et Consignations,
144A, 0.15%, 9/4/2014	137,800,000	137,762,679
Catholic Health Initiatives,
0.2%, 12/10/2014	17,150,000	17,134,565
Chevron Corp.,
144A, 0.12%, 9/16/2014	54,750,000	54,735,948
CNPC Finance HK Ltd.:
144A, 0.35%, 7/8/2014	95,000,000	94,993,535
144A, 0.38%, 8/21/2014	40,000,000	39,978,467
144A, 0.4%, 7/2/2014	45,060,000	45,059,499
Coca-Cola Co.:
0.19%, 11/3/2014	3,000,000	2,998,021
0.19%, 12/2/2014	50,000,000	49,959,361
Collateralized Commercial Paper Co., LLC,
0.21%, 9/25/2014	132,500,000	132,433,529
Collateralized Commercial Paper II Co., LLC,
144A, 0.22%, 11/13/2014	112,000,000	111,907,600
CPPIB Capital, Inc.:
0.3%, 2/11/2015	21,000,000	20,960,625
0.3%, 2/17/2015	10,000,000	9,980,750
0.3%, 2/27/2015	10,000,000	9,979,917
DBS Bank Ltd.,
144A, 0.235%, 9/10/2014	160,000,000	159,925,844
Dexia Credit Local:
0.263%, 8/21/2014	65,000,000	64,976,058
0.27%, 8/25/2014	24,000,000	23,990,100
0.27%, 9/4/2014	24,750,000	24,737,934
0.325%, 8/18/2014	100,000,000	99,956,667
0.325%, 8/19/2014	50,000,000	49,977,882
DNB Bank ASA:
0.15%, 8/25/2014	122,940,000	122,911,826
0.225%, 7/30/2014	100,000,000	99,981,875
0.235%, 9/8/2014	157,000,000	156,929,285
0.24%, 10/6/2014	34,000,000	33,978,013
eBay, Inc.,
144A, 0.09%, 8/19/2014	118,500,000	118,485,484
Erste Abwicklungsanstalt:
144A, 0.11%, 7/7/2014	23,000,000	22,999,578
144A, 0.15%, 9/8/2014	23,500,000	23,493,244
144A, 0.16%, 9/22/2014	100,000,000	99,963,111
Exxon Mobil Corp.,
0.05%, 7/9/2014	4,498,000	4,497,950
General Electric Capital Corp.,
0.2%, 9/3/2014	52,000,000	51,981,511
Gotham Funding Corp.:
144A, 0.14%, 7/16/2014	25,000,000	24,998,542
144A, 0.15%, 7/11/2014	47,649,000	47,647,015
144A, 0.16%, 7/25/2014	59,736,000	59,729,628
144A, 0.16%, 7/29/2014	125,054,000	125,038,438
Hannover Funding Co., LLC:
0.179%, 8/5/2014	20,000,000	19,996,500
0.18%, 7/17/2014	15,000,000	14,998,800
0.18%, 8/18/2014	88,000,000	87,978,880

16 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2014 (unaudited)

Commercial Paper, continued

	Principal Amount	Value
Johnson & Johnson,
144A, 0.05%, 7/1/2014	$33,109,000	$33,109,000
Kells Funding LLC:
144A, 0.2%, 7/11/2014	50,000,000	49,997,222
144A, 0.22%, 9/19/2014	85,000,000	84,958,445
144A, 0.25%, 8/12/2014	51,700,000	51,684,921
Macquarie Bank Ltd.,
144A, 0.2%, 9/18/2014	46,000,000	45,979,811
Manhattan Asset Funding Co., LLC,
144A, 0.16%, 7/7/2014	3,000,000	2,999,920
Matchpoint Master Trust:
0.1%, 7/2/2014	150,000,000	149,999,583
0.1%, 7/3/2014	50,000,000	49,999,722
0.12%, 7/1/2014	60,000,000	60,000,000
MetLife Short Term Funding LLC:
144A, 0.2%, 8/6/2014	24,000,000	23,995,200
144A, 0.22%, 9/15/2014	21,472,000	21,462,028
Microsoft Corp.,
0.06%, 8/6/2014	18,906,000	18,904,299
Nestle Capital Corp.,
0.15%, 9/8/2014	50,000,000	49,985,625
New York Life Capital Corp.:
144A, 0.07%, 7/31/2014	8,485,000	8,484,505
144A, 0.11%, 9/2/2014	3,590,000	3,589,309
Nordea Bank AB:
0.165%, 7/28/2014	28,465,000	28,461,478
0.22%, 10/14/2014	200,000,000	199,871,667
Old Line Funding LLC:
144A, 0.21%, 8/4/2014	50,000,000	49,990,083
144A, 0.22%, 9/10/2014	76,000,000	75,967,024
PepsiCo, Inc.,
0.07%, 7/22/2014	14,000,000	13,999,428
Philip Morris International, Inc.,
144A, 0.09%, 7/16/2014	2,271,000	2,270,915
Procter & Gamble Co.:
0.08%, 7/21/2014	5,000,000	4,999,778
0.12%, 9/3/2014	8,500,000	8,498,187
0.15%, 10/29/2014	64,000,000	63,968,000
Prudential Funding LLC,
0.06%, 7/1/2014	11,000,000	11,000,000
PSP Capital, Inc.,
0.14%, 9/10/2014	15,192,000	15,187,805
Queensland Treasury Corp.,
0.15%, 7/30/2014	4,000,000	3,999,517
Roche Holding, Inc.,
144A, 0.09%, 7/23/2014	30,000,000	29,998,350
Siemens Capital Co., LLC,
144A, 0.13%, 9/19/2014	100,000,000	99,971,111
Sinopec Century Bright Capital Investment Ltd.:
0.35%, 8/27/2014	50,000,000	49,972,292
0.37%, 7/17/2014	38,000,000	37,993,751
Skandinaviska Enskilda Banken AB,
0.235%, 9/2/2014	45,600,000	45,581,247
Standard Chartered Bank:
0.16%, 7/14/2014	4,615,000	4,614,733
0.27%, 8/4/2014	60,000,000	59,984,700
0.28%, 11/3/2014	183,500,000	183,321,597
Starbird Funding Corp.:
144A, 0.1%, 7/2/2014	57,500,000	57,499,840
144A, 0.1%, 7/3/2014	50,219,000	50,218,721
144A, 0.12%, 7/1/2014	75,000,000	75,000,000
Svenska Handelsbanken AB,
0.18%, 10/14/2014	61,750,000	61,717,581
Swedbank AB:
0.245%, 9/8/2014	73,271,000	73,236,593
0.25%, 10/1/2014	200,000,000	199,872,222
United Overseas Bank Ltd.:
0.24%, 10/14/2014	28,000,000	27,980,400
0.26%, 1/5/2015	19,000,000	18,974,202
Victory Receivables Corp.:
144A, 0.15%, 7/16/2014	88,328,000	88,322,480
144A, 0.16%, 7/28/2014	75,000,000	74,991,000
Wal-Mart Stores, Inc.:
0.07%, 7/7/2014	3,000,000	2,999,965
0.1%, 7/28/2014	183,100,000	183,086,268
Walt Disney Co.:
0.1%, 7/11/2014	20,000,000	19,999,445
0.1%, 7/31/2014	35,300,000	35,297,058
Working Capital Management Co.:
144A, 0.15%, 7/7/2014	4,000,000	3,999,900
144A, 0.16%, 7/8/2014	33,550,000	33,548,956
		5,618,001,072
Issued at Par 12.5%
ANZ New Zealand International Ltd.,
144A, 0.213%*, 1/12/2015	100,000,000	100,000,000
ASB Finance Ltd.:
144A, 0.244%*, 6/16/2015	100,000,000	100,000,000
144A, 0.264%*, 10/9/2014	1,000,000	1,000,107
Atlantic Asset Securitization LLC,
144A, 0.181%*, 8/7/2014	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd.,
144A, 0.229%*, 4/30/2015	40,000,000	39,998,307
Bank of Montreal:
0.181%*, 8/14/2014	150,000,000	149,999,155
0.22%*, 9/5/2014	49,000,000	49,002,450
Bank of Nova Scotia,
0.28%*, 1/13/2015	102,000,000	102,000,000
Barton Capital LLC,
144A, 0.184%*, 11/18/2014	26,037,000	26,036,631
BNZ International Funding Ltd.:
144A, 0.242%*, 6/10/2015	20,000,000	20,000,000
144A, 0.243%*, 2/2/2015	50,000,000	50,000,000
Caisse Centrale Desjardins,
144A, 0.227%*, 1/26/2015	100,000,000	99,994,258
Canadian Imperial Bank of Commerce,
0.223%*, 5/8/2015	50,000,000	50,000,000
DBS Bank Ltd.,
144A, 0.238%*, 2/20/2015	35,000,000	35,001,927
DNB Bank ASA,
0.192%*, 8/11/2014	36,000,000	36,000,048
Kells Funding LLC:
144A, 0.228%*, 10/22/2014	198,500,000	198,492,930
144A, 0.23%*, 10/10/2014	75,000,000	75,000,000
144A, 0.23%*, 1/27/2015	110,000,000	109,996,700
144A, 0.232%*, 11/17/2014	48,800,000	48,799,902
144A, 0.233%*, 2/13/2015	26,000,000	26,001,448
144A, 0.243%*, 2/5/2015	65,000,000	65,003,359
Kommunalbanken AS,
144A, 0.247%*, 1/26/2015	21,370,000	21,377,608
Nederlandse Waterschapsbank NV:
144A, 0.201%*, 8/13/2014	150,000,000	150,000,000
144A, 0.231%*, 11/3/2014	100,000,000	100,000,000
144A, 0.265%*, 8/15/2014	67,200,000	67,200,000
Old Line Funding LLC:
144A, 0.181%*, 2/2/2015	83,000,000	83,000,000
144A, 0.183%*, 10/10/2014	63,800,000	63,800,000
144A, 0.21%*, 12/5/2014	4,000,000	4,000,000
PepsiCo, Inc.,
0.08%*, 7/22/2014	10,000,000	9,999,533
PNC Bank NA:
0.27%, 9/5/2014	35,000,000	35,000,000
0.28%, 10/8/2014	20,000,000	20,000,000

June 30, 2014 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 17

Issued at Par, continued

	Principal Amount	Value
Rabobank Nederland NV,
0.259%*, 8/28/2014	$64,000,000	$64,009,834
Royal Bank of Canada:
0.232%*, 2/12/2015	100,000,000	100,000,000
0.27%*, 12/11/2014	83,000,000	83,000,000
Versailles Commercial Paper LLC:
144A, 0.191%*, 10/3/2014	70,000,000	70,000,000
144A, 0.211%*, 7/16/2014	33,000,000	33,000,000
Westpac Banking Corp.,
0.228%*, 2/20/2015	14,500,000	14,500,644
		2,401,214,841
Total Commercial Paper (Cost $8,019,215,913)		8,019,215,913

Government & Agency Obligations 2.2%
Other Government Related(a) 0.3%
International Bank for Reconstruction & Development,
0.17%*, 7/23/2014	61,600,000	61,600,321

U.S. Government Sponsored Agencies 1.5%
Federal Farm Credit Bank,
0.131%*, 3/3/2016	35,000,000	35,000,000
Federal Home Loan Mortgage Corp.:
0.065%**, 10/16/2014	75,000,000	74,985,510
0.068%**, 8/8/2014	50,000,000	49,996,305
0.08%**, 11/26/2014	50,000,000	49,983,556
0.094%**, 10/2/2014	29,000,000	28,992,883
0.099%**, 9/5/2014	25,000,000	24,995,417
0.099%**, 10/28/2014	15,000,000	14,995,042
		278,948,713
U.S. Treasury Obligations 0.4%
U.S. Treasury Bill,
0.07%**, 8/21/2014	7,000,000	6,999,306
U.S. Treasury Notes:
0.25%, 9/15/2014	25,000,000	25,008,246
2.125%, 11/30/2014	15,000,000	15,122,654
2.375%, 10/31/2014	60,000	60,462
4.25%, 8/15/2014	35,000,000	35,181,114
		82,371,782
Total Government & Agency Obligations (Cost $422,920,816)		422,920,816

Short-Term Notes* 10.5%
Australia & New Zealand Banking Group Ltd.,
144A, 0.327%, 5/18/2015	120,700,000	120,700,000
Bank of Nova Scotia:
0.28%, 9/3/2014	62,000,000	62,000,000
0.294%, 6/24/2015	85,000,000	85,000,000
Canadian Imperial Bank of Commerce,
0.34%, 7/17/2015	176,750,000	176,750,000
Commonwealth Bank of Australia:
144A, 0.241%, 7/10/2015	180,000,000	180,000,000
144A, 0.506%, 1/29/2015	29,450,000	29,496,704
JPMorgan Chase Bank NA,
0.347%, 6/22/2015	164,250,000	164,250,000
National Australia Bank Ltd.,
144A, 1.177%, 7/25/2014	25,000,000	25,017,121
Rabobank Nederland NV:
0.277%, 12/1/2014	190,500,000	190,500,000
0.277%, 4/10/2015	59,500,000	59,500,000
0.296%, 6/1/2015	70,000,000	70,000,000
0.307%, 7/6/2015	136,500,000	136,500,000
Svenska Handelsbanken AB,
144A, 0.308%, 10/3/2014	168,000,000	168,000,000
Toyota Motor Credit Corp.,
0.308%, 8/22/2014	54,800,000	54,814,102
Wells Fargo Bank NA:
0.25%, 11/24/2014	17,810,000	17,810,000
0.25%, 6/16/2015	125,000,000	125,000,000
0.27%, 12/10/2014	125,000,000	125,000,000
Westpac Banking Corp.:
0.231%, 5/11/2015	110,000,000	110,000,000
0.24%, 5/4/2015	125,000,000	125,000,000
Total Short-Term Notes (Cost $2,025,337,927)		2,025,337,927

Time Deposits 11.0%
Citibank NA,
0.08%, 7/2/2014	72,000,000	72,000,000
Credit Agricole Corporate & Investment Bank,
0.07%, 7/1/2014	278,483,794	278,483,794
Fortis Bank SA,
0.03%, 7/1/2014	73,000,000	73,000,000
National Australia Bank Ltd.,
0.06%, 7/1/2014	31,146,000	31,146,000
Natixis,
0.09%, 7/3/2014	225,000,000	225,000,000
Skandinaviska Enskilda Banken AB,
0.02%, 7/1/2014	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.,
0.08%, 7/1/2014	837,000,000	837,000,000
Svenska Handelsbanken AB,
0.02%, 7/1/2014	400,000,000	400,000,000
Total Time Deposits (Cost $2,116,629,794)		2,116,629,794

Municipal Investments 2.4%
Chicago, IL, TECP,
0.18%**, 7/29/2014	31,475,000	31,470,594
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.08%***, 8/29/2014, LOC: Royal Bank of Canada	22,000,000	22,000,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 0.06%***, 5/1/2049, LOC: Northern Trust Co.	305,000	305,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series B, 0.12%***, 8/15/2043, LOC: U.S. Bank NA	11,075,000	11,075,000
Kentucky, State Housing Corp. Revenue, Series O, 0.12%***, 1/1/2036, SPA: State Street Bank & Trust Co.	15,520,000	15,520,000
Metropolitan Washington, DC, Airports Authority System Revenue, Series D-1, 0.07%***, 10/1/2039, LOC: TD Bank NA	18,020,000	18,020,000
Michigan, Finance Authority, School Loan:
Series B, 0.11%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.12%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000

18 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2014 (unaudited)

Municipal Investments, continued

	Principal Amount	Value
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.1%***, 3/1/2031, LOC: Royal Bank of Canada	$24,245,000	$24,245,000
Series L-25, 144A, AMT, 0.1%***, 9/1/2033, LOC: Royal Bank of Canada	56,745,000	56,745,000
Michigan, State Finance Authority Revenue, School Loan Revolving Fund, Series A, 144A, 0.1%***, 9/1/2053, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.11%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series J, 0.03%***, 11/1/2035, GTY: Chevron Corp.	3,450,000	3,450,000
Series A, 0.05%***, 12/1/2030, GTY: Chevron Corp.	14,950,000	14,950,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.11%***, 12/1/2032, LOC: Royal Bank of Canada	16,199,000	16,199,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.11%***, 11/1/2039, LOC: Bank of America NA	9,840,000	9,840,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.11%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.13%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, AMT, 0.15%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.09%***, 9/1/2036, SPA: State Street Bank & Trust Co.	100,000	100,000
Ohio, University Hospitals Health System, Inc., Hospital Revenue, Series C, 0.11%***, 1/15/2050, LOC: Barclays Bank PLC	25,000,000	25,000,000
Utah, State Housing Corp., Single Family Mortgage Revenue:
“I”, Series E-2, 144A, AMT, 0.09%***, 1/1/2034, SPA: JPMorgan Chase Bank NA	4,065,000	4,065,000
“I”, Series G-2, 144A, AMT, 0.09%***, 1/1/2034, SPA: JPMorgan Chase Bank NA	8,040,000	8,040,000
“1”, Series C, 144A, AMT, 0.09%***, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,390,000	5,390,000
“I”, Series B-2, 144A, AMT, 0.09%***, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,425,000	5,425,000
“I”, Series F, 144A, AMT, 0.09%***, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,380,000	4,380,000
Vermont, Economic Development Authority, Series A, TECP, 0.2%, 8/7/2014, LOC: JPMorgan Chase Bank NA	33,750,000	33,750,000
Total Municipal Investments (Cost $452,219,594)		452,219,594
Repurchase Agreements 7.8%
BNP Paribas, 0.08%, dated 6/30/2014, to be repurchased at $55,003,122 on 7/1/2014(c)	55,003,000	55,003,000
BNP Paribas, 0.23%, dated 1/9/2014, to be repurchased at $200,264,500 on 8/4/2014(b)(d)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.06%, dated 6/30/2014, to be repurchased at $61,000,102 on 7/1/2014(e)	61,000,000	61,000,000
JPMorgan Securities, Inc., 0.46%, dated 3/18/2014, to be repurchased at $358,533,420 on 8/14/2014(b)(f)	358,000,000	358,000,000
JPMorgan Securities, Inc., 0.39%, dated 2/13/2014, to be repurchased at $152,872,667 on 9/29/2014(b)(g)	152,500,000	152,500,000
Merrill Lynch & Co., Inc., 0.06%, dated 6/30/2014, to be repurchased at $71,000,118 on 7/1/2014(h)	71,000,000	71,000,000
The Goldman Sachs & Co., 0.1%, dated 6/30/2014, to be repurchased at $60,000,167 on 7/1/2014(i)	60,000,000	60,000,000
The Toronto-Dominion Bank, 0.11%, dated 6/30/2014, to be repurchased at $115,000,351 on 7/1/2014(j)	115,000,000	115,000,000
Wells Fargo Securities LLC, 0.27%, dated 6/26/2014, to be repurchased at $200,010,500 on 7/3/2014(k)	200,000,000	200,000,000

June 30, 2014 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 19

Repurchase Agreements, continued

	Principal Amount	Value
Wells Fargo Securities LLC, 0.38%, dated 5/8/2014, to be repurchased at $238,726,575 on 8/6/2014(l)	$238,500,000	$238,500,000
Total Repurchase Agreements (Cost $1,511,003,000)		1,511,003,000

	% of Net Assets
Total Investment Portfolio (Cost $16,854,374,714)[	87.5	16,854,374,714
Other Assets and Liabilities, Net	12.5	2,417,375,609
Net Assets	100.0	$19,271,750,323

*                 Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

**          Annualized yield at time of purchase; not a coupon rate.

***   Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2014.

[                    The cost for federal income tax purposes was $16,854,374,714.

(a)         Government-backed debt issued by financial companies or government sponsored enterprises.

(b)         Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of June 30, 2014. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.

(c)          Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
22,859,866	Federal National Mortgage Association	3.5–6.5	12/1/2028–5/1/2044	24,370,459
5,095,911	Federal Home Loan Mortgage Corp.	3.5–4.5	4/1/2019–5/1/2044	5,420,385
24,320,379	Government National Mortgage Association	4.0–5.0	9/15/2024–5/20/2044	26,601,448
Total Collateral Value				56,392,292

(d)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,791,392	Anheuser-Busch InBev Finance, Inc.	3.7	2/1/2024	3,882,954
3,675,000	Caterpillar, Inc.	0.95	6/26/2015	3,699,643
5,000,000	College Loan Corp Trust I	Zero Coupon	3/1/2042	5,000,000
4,100,000	Credit Agricole SA	3.875	4/15/2024	4,187,260
4,950,000	Credit Suisse	2.3	5/28/2019	4,960,219
76,990,834	FHLMC Multifamily Structured Pass Through Certificates	1.203–3.389	3/15/2024	27,684,313
10,000,000	GoldenTree Loan Opportunities VII Ltd.	1.379	4/25/2025	9,940,994
4,300,000	Honeywell International, Inc.	5.4	3/15/2016	4,727,161
3,510,000	ING Bank NV	3.75	3/7/2017	3,773,744
3,000,000	International Business Machines Corp.	0.75	5/11/2015	3,016,503
3,796,805	Macquarie Bank Ltd.	3.45	7/27/2015	3,948,098
400,000	Mercedes Benz Auto Lease Trust	0.9	12/16/2019	401,040
30,000,000	Mountain Hawk II CLO Ltd.	1.388	7/22/2024	29,472,600
25,710,717	OZLM VII Ltd.	1.675	7/17/2026	26,431,186
80,923,153	SLM Student Loan Trust	0.369	10/27/2031	78,874,285
Total Collateral Value				210,000,000

(e)          Collateralized by $58,691,300 U.S. Treasury Notes, with the various coupon rates from 0.125—2.75%, with various maturity dates of 2/28/2018—1/15/2022 with a value of $62,220,002.

(f)           Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
690,791	Access Group, Inc.	0.629–0.828	7/25/2034–2/22/2044	643,178
45,000	ADT Corp	2.25–4.125	7/15/2017–6/15/2023	43,193
21,714,000	Alcoa, Inc.	5.55–6.75	2/1/2017–1/15/2028	25,029,240
11,313,000	Asset Backed Securities Corp Home Equity Loan Trust	0.782	5/25/2035	10,579,128

20 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2014 (unaudited)

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,193,000	Aviation Capital Group Corp.	3.875–7.125	9/27/2016–4/6/2021	1,275,076
1,795,000	Barclays Bank PLC	7.75	4/10/2023	2,046,932
85,000	Brinker International, Inc.	2.6	5/15/2018	85,246
14,372	Chase Funding Trust	0.732	11/25/2034	13,432
79,000	Choice Hotels International, Inc.	5.75	7/1/2022	84,825
1,832,550	Citigroup Mortgage Loan Trust, Inc.	0.797	8/25/2035	1,805,109
1,000	Clearwire Communications LLC	14.75	12/1/2016	1,368
71,275,000	College Loan Corp Trust I	Zero Coupon–5.448	3/1/2042–1/25/2047	44,979,194
269,355,694	Commercial Mortgage Trust	0.146	12/10/2049	2,511,978
2,430,000	Continental Airlines Pass Through Trust	5.5	10/29/2020	2,436,718
1,463,261	Countrywide Home Equity Loan Trust	0.305	11/15/2036	1,239,517
4,055,000	Credit Agricole SA	6.637–8.375	8/14/2014	4,518,413
3,675,000	Delta Air Lines Pass Through Trust	6.75	11/23/2015	3,962,339
170,000	Dresdner Bank AG	7.25	9/15/2015	184,035
68,000	Embarq Corp.	7.082	6/1/2016	76,235
269,000	Expedia, Inc.	5.95–7.456	8/15/2018–8/15/2020	322,375
3,000	First Horizon National Corp.	5.375	12/15/2015	3,178
24,267,000	FirstEnergy Corp.	2.75–4.25	3/15/2018–3/15/2023	24,469,670
3,299,000	FirstEnergy Transmission LLC	4.35–5.45	1/15/2025–7/15/2044	3,345,956
126,000	Flextronics International Ltd.	4.625–5.0	2/15/2020–2/15/2023	132,353
4,412,000	GLP Capital LP	4.375–5.375	11/1/2018–11/1/2023	4,580,358
2,886,936	Goal Capital Funding Trust	0.633	6/25/2042	3,247,658
7,797,662	Home Equity Mortgage Loan Asset-Backed Trust	0.312	7/25/2037	6,940,881
583,000	Hospira, Inc.	5.2–6.05	3/30/2017–9/15/2040	629,584
3,776,914	HSI Asset Securitization Corp Trust	0.342	1/25/2036	3,684,038
270,000	Icahn Enterprises LP	4.875–6.0	3/15/2019–8/1/2020	296,643
599,000	ING Capital Funding Trust III	3.834	12/29/2049	599,000
22,916,000	International Lease Finance Corp.	6.5–7.125	9/1/2014–9/1/2018	26,473,540
21,805,000	Intesa Sanpaolo SpA	5.017	6/26/2024	22,085,359
5,000	IPALCO Enterprises, Inc.	7.25	4/1/2016	5,526
3,013,000	Jabil Circuit, Inc.	4.7–8.25	7/15/2016–9/15/2022	3,327,388
9,787,000	JetBlue Airways Pass Through Trust	0.674	11/15/2016	9,526,101
462,518,006	JP Morgan Chase Commercial Mortgage Securities Trust	0.184	12/12/2044	653,094
320,000	Liberty Mutual Group, Inc.	10.75	6/15/2058	491,762
9,350,000	Masco Corp.	4.8–7.125	6/15/2015–8/15/2032	10,420,884
9,317,852	Mastr Asset Backed Securities Trust	0.452	5/25/2037	8,206,826
375,000	Midcontinent Express Pipeline LLC	5.45	9/15/2014	383,169
4,318,318	Morgan Stanley Capital I Trust	1.376	6/15/2044	181,162
10,950,000	Nelnet Education Loan Funding, Inc.	1.2	2/25/2039	10,557,344
1,014,000	Newfield Exploration Co.	5.75	1/30/2022	1,138,849
735,710	N-Star REL CDO IV Ltd.	0.501	7/27/2040	719,393
661,000	Omega Healthcare Investors, Inc.	4.95–6.75	10/15/2022–4/1/2024	691,868
71,000	ONEOK, Inc.	6.0	6/15/2035	72,153
567,000	Owens Corning	4.2–9.0	12/1/2016–12/15/2022	596,096

June 30, 2014 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 21

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
60,000	PVH Corp.	7.75	11/15/2023	74,666
1,955,000	QVC, Inc.	5.125–7.375	10/15/2020–7/2/2022	2,119,132
100,000	Regions Bank	7.5	5/15/2018	119,899
150,000	Regions Financial Corp.	5.75–7.75	11/10/2014–6/15/2015	158,194
24,686,000	Royal Bank of Scotland Group PLC	6.0–6.1	6/10/2023–12/19/2023	26,814,318
280,000	Seminole Tribe of Florida, Inc.	7.804	10/1/2020	320,584
19,895,000	Signet UK Finance PLC	4.7	6/15/2024	20,344,483
90,000	SL Green Realty Corp.	5.0	8/15/2018	99,738
24,177,947	SLM Private Credit Student Loan Trust	0.501–0.631	6/15/2039–12/15/2039	21,684,437
2,000,000	SLM Private Education Loan Trust	3.0	5/16/2044	1,941,022
300,000	Societe Generale SA	5.922	8/14/2014	325,195
873,000	Telecom Italia Capital SA	4.95–5.25	9/30/2014–10/1/2015	920,536
5,136,000	Telecom Italia SpA	5.303	5/30/2024	5,165,117
3,000	Toll Brothers Finance Corp.	6.75	11/1/2019	3,483
4,573,000	TRW Automotive, Inc.	4.45–4.5	3/1/2021–12/1/2023	4,890,130
50,000	United States Cellular Corp.	6.7	12/15/2033	50,655
13,840,467	US Education Loan Trust IV LLC	0.08	9/1/2047	17,627,642
3,601,000	VeriSign, Inc.	4.625	5/1/2023	3,577,768
8,365,000	Williams Companies, Inc.	7.5	1/15/2031	10,156,741
7,744,000	Wynn Las Vegas LLC	5.375–7.875	5/1/2020–3/15/2022	8,323,522
Total Collateral Value				370,014,626

(g)          Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,578,303	BBVA US Senior SAU	4.664	10/9/2015	4,836,173
500,000	Best Buy Co., Inc.	3.75–5.5	3/15/2016–3/15/2021	520,783
3,200,000	BNP Paribas	5.186	9/29/2014	3,260,461
15,000	Boardwalk Pipelines LP	5.5	2/1/2017	16,677
7,765,000	Capital One Bank U.S.A. NA	2.25	2/13/2019	7,877,457
40,000	ComEd Financing III	6.35	3/15/2033	40,841
9,005,000	Delta Air Lines Pass Through Trust	6.375–9.75	1/2/2016–12/17/2016	8,508,665
3,000	Discover Bank	8.7	11/18/2019	3,843
34,000	Discover Financial Services	3.85	11/21/2022	34,944
18,513,000	El Paso Pipeline Partners Operating Co., LLC	4.1–6.5	11/15/2015–11/1/2042	21,254,214
450,000	EPR Properties	5.75	8/15/2022	498,618
474,000	Interpublic Group of Companies, Inc.	4.2	4/15/2024	492,898
30,743,500	JPMorgan Chase & Co.	Zero Coupon–7.9	7/2/2014–7/20/2014	32,132,348
79,000	Leucadia National Corp.	8.125	9/15/2015	86,915
3,907,616	Manufacturers & Traders Trust Co.	6.625	12/4/2017	4,564,152
68,000	Martin Marietta Materials, Inc.	6.25	5/1/2037	73,390
7,910,000	MBIA, Inc.	6.625–7.0	12/15/2025–10/1/2028	8,524,508
5,825,000	Midcontinent Express Pipeline LLC	5.45–6.7	9/15/2014–9/15/2019	6,546,807
12,795,000	Monsanto Co.	0.423	11/7/2016	12,806,316
1,825,000	MUFG Capital Finance 1 Ltd.	6.346	9/29/2014	2,029,989
2,791,134	NextEra Energy Capital Holdings, Inc.	1.2	6/1/2015	2,817,203

22 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2014 (unaudited)

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,441,713	Ohio Edison Co.	8.25	10/15/2038	3,798,040
3,620,000	People’s United Financial, Inc.	3.65	12/6/2022	3,633,370
1,210,000	Signet UK Finance PLC	4.7	6/15/2024	1,237,337
2,000,000	State Street Capital Trust I	0.784	5/15/2028	1,720,025
415,000	State Street Capital Trust IV	1.231	6/15/2037	352,937
11,000	State Street Corp.	4.956	3/15/2018	12,275
3,878,042	TransCanada PipeLines Ltd.	0.875	3/2/2015	3,903,087
25,000	Tyson Foods, Inc.	7.0	5/1/2018	29,288
65,000	UBS Preferred Funding Trust V	6.243	5/29/2049	69,813
100,000	UniCredit Luxembourg Finance SA	6.0	10/31/2017	111,381
24,404,000	Verizon Communications, Inc.	1.002–4.15	6/17/2019–3/15/2024	25,283,556
Total Collateral Value				157,078,311

(h)         Collateralized by $70,850,000 U.S. Treasury Notes, with the various coupon rates from 0.125—1.0%, with various maturity dates of 8/31/2016—4/15/2019 with a value of $72,420,083.

(i)             Collateralized by $55,877,808 Government National Mortgage Association, with the various coupon rates from 4.0—6.0%, with various maturity dates of 7/20/2038—1/15/2044 with a value of $61,200,000.

(j)            Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
78,000	Actavis, Inc.	3.25	10/1/2022	77,170
1,000,000	Aon PLC	4.6	6/14/2044	995,357
2,000,000	Apollo Management Holdings LP	4.0	5/30/2024	2,012,767
15,308,375	Apple, Inc.	1.05–4.45	5/5/2017–5/6/2044	15,431,109
1,037,000	Australia & New Zealand Banking Group Ltd.	0.842–2.4	10/6/2015–11/23/2016	1,046,634
5,000,000	Bank of Montreal	1.95	1/30/2017	5,168,025
12,513,051	Bank of Nova Scotia	1.65–1.75	10/29/2015–3/22/2017	12,787,682
1,000,000	Capital One Financial Corp.	3.75	4/24/2024	1,020,535
955,000	CareFusion Corp.	3.875	5/15/2024	963,633
734,903	Caterpillar, Inc.	4.3	5/15/2044	740,680
472,402	Cisco Systems, Inc.	5.5	2/22/2016	519,735
4,130,707	Citigroup, Inc.	2.55–3.75	4/8/2019–6/16/2024	4,156,969
1,165,000	Comcast Corp.	4.75	3/1/2044	1,242,287
600,000	Commonwealth Bank of Australia	2.0–2.25	3/16/2017–6/18/2019	618,558
707,049	Danaher Corp.	5.4	3/1/2019	823,832
622,871	DIRECTV Holdings LLC	4.6	2/15/2021	690,203
400,000	eBay, Inc.	2.6	7/15/2022	387,539
1,000,000	Express Scripts Holding Co.	2.25	6/15/2019	997,863
179,000	General Electric Capital Corp.	2.95	5/9/2016	187,350
5,016	Georgia Power Co.	5.7	6/1/2017	5,673
200,000	Hartford Financial Services Group, Inc.	6.1	10/1/2041	250,780
375,000	Honeywell International, Inc.	4.25	3/1/2021	420,378
1,250,000	Hospitality Properties Trust	4.65	3/15/2024	1,301,185
6,144,017	HSBC Bank PLC	3.1	5/24/2013	6,438,807
1,000,000	Icahn Enterprises LP	4.875	3/15/2019	1,034,526
287	International Business Machines Corp.	3.625	2/12/2024	298
950,000	Johnson Controls, Inc.	3.625–4.625	7/2/2024–7/2/2044	952,120

June 30, 2014 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 23

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,101,070	Legg Mason, Inc.	2.7–5.625	7/15/2019–1/15/2044	4,178,314
2,638,316	Manulife Financial Corp.	4.9	9/17/2020	2,947,868
5,174,664	MasterCard, Inc.	3.375	4/1/2024	5,235,829
468,000	Merck Sharp & Dohme Corp.	4.75	3/1/2015	489,229
49,186	National Australia Bank Ltd.	2.0	6/20/2017	50,332
1,635,000	National Bank of Canada	2.2	10/19/2016	1,692,321
2,442,879	Pfizer, Inc.	5.35	3/15/2015	2,564,911
725,787	Province of Nova Scotia Canada	8.75	4/1/2022	1,014,964
3,000,000	Prudential Financial, Inc.	3.5–4.6	5/15/2024–5/15/2044	3,014,750
15,123,410	Royal Bank of Canada	1.125–3.125	4/14/2015–10/1/2018	15,466,830
12,000	Statoil ASA	2.9	10/15/2014	12,163
163,000	Swedbank Hypotek AB	1.375	3/28/2018	162,794
1,221,000	Target Corp.	2.3–3.5	6/26/2019–7/1/2024	1,234,236
2,599,662	The Toronto-Dominion Bank	1.5–1.625	9/14/2016–3/13/2017	2,648,952
500,000	Time Warner, Inc.	3.55	6/1/2024	497,553
1,000,000	TJX Companies, Inc.	2.75	6/15/2021	1,003,820
3,303,424	Total Capital SA	3.0	6/24/2015	3,389,346
5,090,445	Verizon Communications, Inc.	1.35–6.55	6/9/2017–9/15/2043	6,041,010
2,870,032	Wells Fargo & Co.	2.15–7.98	1/15/2019	3,265,687
2,158,713	Westpac Banking Corp.	1.375–2.0	7/17/2015–5/21/2019	2,163,816
1,850,000	Xerox Corp.	2.8–3.8	5/15/2020–5/15/2024	1,850,692
Total Collateral Value				119,197,112

(k)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
160,000	Ally Auto Receivables Trust	1.21	7/15/2016	161,080
1,500,000	American Express Credit Account Master Trust	1.412	9/15/2020	1,553,929
230,000	Atlantic City Electric Transition Funding LLC	5.55	10/20/2023	264,300
7,000,000	Cabela’s Master Credit Card Trust	0.702	10/15/2019	7,050,293
1,000,000	CarMax Auto Owner Trust	0.8	7/16/2018	999,738
2,050,000	Entergy Texas Restoration Funding LLC	4.38	11/1/2023	2,285,531
208,015,264	FHLMC Multifamily Structured Pass Through Certificates	0.502–3.882	11/25/2017–6/25/2041	42,358,626
18,585,000	Freddie Mac Structured Agency Credit Risk Debt Notes	4.402–4.652	11/25/2023–2/25/2024	20,769,698
44,031,000	FREMF Mortgage Trust	4.41–5.405	9/25/2043–1/25/2045	48,299,367
1,490,397	GE Equipment Small Ticket LLC	1.02	2/24/2017	1,500,334
899,516	General Electric Capital Corp.	1.0	9/23/2015	906,464
36,520,000	Hertz Vehicle Financing LLC	2.2	3/25/2016	36,818,790
1,255,593	Honda Auto Receivables Owner Trust	0.37	10/16/2015	1,255,901
13,050,000	Hyundai Auto Receivables Trust	2.1	6/15/2017	13,377,855
9,711,867	Illinois Tool Works, Inc.	3.9	9/1/2042	9,243,965
769,909	Intel Corp.	1.35	12/15/2017	770,211
5,000,000	International Bank for Reconstruction & Development	0.375	8/24/2015	5,009,975
4,011,000	LSTAR Commercial Mortgage Trust	2.767	1/20/2041	4,058,176

24 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2014 (unaudited)

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,250,000	MMAF Equipment Finance LLC	2.1	7/15/2017	4,321,536
1,898,707	Nissan Auto Receivables Owner Trust	0.5	5/15/2017	1,900,508
2,000,000	Nissan Master Owner Trust Receivables	0.452	2/15/2018	2,001,295
Total Collateral Value				204,907,572

(l)             Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
900,000	Ally Auto Receivables Trust	0.52	10/20/2016	900,270
7,059	AmeriCredit Automobile Receivables Trust	0.68–1.17	5/9/2016–10/11/216	7,068
500,000	Australia & New Zealand Banking Group Ltd.	0.477	1/29/2015	501,175
250,000	Bank of China Ltd.	0.38	8/6/2014	249,965
1,500,000	Barclays Dryrock Issuance Trust	0.64	8/15/2018	1,500,448
35,000,000	BMW Floorplan Master Owner Trust	0.552	9/15/2017	35,115,140
1,740,000	BMW Vehicle Owner Trust	0.67	11/27/2017	1,741,985
2,459,653	Capital Auto Receivables Asset Trust	0.62	7/20/2016	2,461,075
770,000	Capital One Multi-Asset Execution Trust	0.232–0.426	11/15/2019–12/16/2019	768,097
8,605,572	CarMax Auto Owner Trust	0.52–1.07	6/15/2016–1/16/2018	8,615,874
825,000	Chase Issuance Trust	0.202–0.252	2/15/2017–4/15/2019	822,110
1	CIT Equipment Collateral	1.1	8/22/2016	1
6,563,000	Citibank Credit Card Issuance Trust	0.254–4.85	3/10/2017–12/17/2018	6,708,791
5,102,566	CNH Equipment Trust	0.45–1.16	4/15/2016–6/15/2020	5,108,334
4,334,439	Credit Suisse AG	0.38	8/6/2014	4,337,950
8,300,000	Discover Card Execution Note Trust	0.582	7/15/2021	8,328,317
21,665,000	FHLMC Multifamily Structured Pass Through Certificates	2.307–2.573	5/25/2022–9/25/2022	21,339,620
200,000	Fifth Third Auto Trust	0.89	11/15/2018	200,023
29,503	First Investors Auto Owner Trust	1.96	11/15/2017	29,584
2,060,000	Ford Credit Auto Lease Trust	1.61	10/15/2016	2,064,464
14,030,000	Ford Credit Auto Owner Trust	0.57	10/15/2017	14,049,396
15,600,000	Ford Credit Floorplan Master Owner Trust A	0.3–0.85	1/15/2018–6/15/2020	15,654,187
5,000,000	GE Capital Credit Card Master Note Trust	1.36	8/17/2020	4,978,153
1,635,000	GE Dealer Floorplan Master Note Trust	0.753	7/20/2016	1,635,647
505,971	GE Equipment Midticket LLC	0.78–0.64	3/22/2016–9/22/2020	506,240
2,779,603	GE Equipment Small Ticket LLC	1.02	2/24/2017	2,798,135
1,550,000	Golden Credit Card Trust	0.402–0.602	7/17/2017–2/15/2018	1,553,554
1,705,902	Honda Auto Receivables Owner Trust	0.35–0.77	6/22/2015–2/16/2017	1,707,813
500,000	Hyundai Auto Lease Securitization Trust	0.52	7/15/2016	500,414
2,900,000	Hyundai Auto Receivables Trust	0.79–2.1	6/15/2017–7/16/2018	2,970,918
1,450,000	ING U.S. Funding LLC	0.38	8/6/2014	1,449,694
1,332,118	Intel Corp.	1.35	12/15/2017	1,332,641
67,595	John Deere Owner Trust	0.55	1/15/2016	67,649
4,750,000	Kookmin Bank	0.38	8/6/2014	4,748,161
3,000,000	Lloyds Bank PLC NY Branch	0.38	8/6/2014	3,003,054
11,755,539	LSTAR Commercial Mortgage Trust	1.519–2.767	1/20/2041	11,874,823
3,348,923	M&T Bank Auto Receivables Trust	0.66	2/16/2016	3,352,217

June 30, 2014 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 25

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
500,000	Mercedes Benz Auto Lease Trust	0.62	7/15/2016	500,805
1,270,000	Mercedes-Benz Master Owner Trust	0.422	11/15/2016	1,270,430
120,000	Navistar Financial Dealer Note Master Trust	0.822	1/25/2018	120,028
2,000,000	Nissan Auto Lease Trust	0.74	9/17/2018	2,004,493
27,645,983	Nissan Auto Receivables Owner Trust	0.5	5/15/2017	27,672,201
5,100,000	Nissan Master Owner Trust Receivables	0.452	2/15/2018	5,103,302
5,190,000	PHEAA Student Loan Trust I	1.653	4/25/2044	5,099,294
5,000,000	Porsche Innovative Lease Owner Trust	0.88	10/22/2019	5,011,068
2,517,000	River Fuel Company No. 2	0.38	8/6/2014	2,516,613
3,931,941	Santander Drive Auto Receivables Trust	0.472–1.02	9/15/2016–1/16/2018	3,939,514
5,700,000	SLM Student Loan Trust	0.432	9/25/2019	5,701,550
25,224	Toyota Auto Receivables Owner Trust	0.48	2/15/2016	25,239
1,700,000	Volkswagen Auto Lease Trust	0.84	7/20/2016	1,706,356
1,900,000	Volkswagen Credit Auto Master Owner Trust	0.833	9/20/2016	1,902,278
1,890,000	Volvo Financial Equipment LLC	0.74	3/15/2017	1,894,002
4,142,504	Wells Fargo Bank NA	6.6	1/15/2038	5,703,440
2,124,000	World Omni Auto Receivables Trust	0.61	6/15/2017	2,127,418
Total Collateral Value				245,281,018

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(m)	$—	$15,343,371,714	$—	$15,343,371,714
Repurchase Agreements	$—	$1,511,003,000	$—	$1,511,003,000
Total	$—	$16,854,374,714	$—	$16,854,374,714

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(m)     See Investment Portfolio for additional detailed categorizations.

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Financial Statements :: Cash Management Portfolio :: 27

Statement of Assets and Liabilities (unaudited)
as of June 30, 2014

ASSETS
Investments in non-affiliated securities, valued at amortized cost	$16,854,374,714
Cash	2,413,957,491
Receivable for investments sold	1,665,000
Interest receivable	4,061,882
Other assets	150,351
TOTAL ASSETS	19,274,209,438
LIABILITIES
Accrued management fee	1,588,584
Accrued Trustees’ fees	196,831
Other accrued expenses and payables	673,700
TOTAL LIABILITIES	2,459,115
NET ASSETS, AT VALUE	$19,271,750,323

Statement of Operations (unaudited)
For the six months ended June 30, 2014

INVESTMENT INCOME
Income:
Interest	$18,309,992
EXPENSES:
Management fee	12,541,716
Administration fee	2,954,118
Custodian fee	128,809
Professional fees	126,965
Reports to shareholders	9,412
Trustees’ fees and expenses	462,862
Other	268,405
Total expenses before expense reductions	16,492,287
Expense reductions	(2,801,035)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	13,691,252
NET INVESTMENT INCOME	4,618,740
Net realized gain (loss) from investments	(560)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,618,180

See accompanying notes to the financial statements.

28 :: Cash Management Portfolio :: Financial Statements

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,618,740	$18,689,800
Net realized gain (loss)	(560)	269,542
Net increase (decrease) in net assets resulting from operations	4,618,180	18,959,342
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	99,340,972,068	203,102,122,625
Value of capital withdrawn	(100,288,082,077)	(207,716,596,936)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(947,110,009)	(4,614,474,311)
INCREASE (DECREASE) IN NET ASSETS	(942,491,829)	(4,595,514,969)
Net assets at beginning of period	20,214,242,152	24,809,757,121
Net assets at end of period	$19,271,750,323	$20,214,242,152

See accompanying notes to the financial statements.

Financial Highlights :: Cash Management Portfolio :: 29

	Six Months Ended 6/30/14 (Unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	19,272		20,214	24,810	20,784	34,432	42,466
Ratio of expenses before expense reductions (%)	.17	*	.16	.17	.16	.17	.16
Ratio of expenses after expense reductions (%)	.14	*	.14	.14	.15	.16	.14
Ratio of net investment income (%)	.05	*	.08	.14	.10	.16	.43
Total Return (%)(a),(b)	.02	**	.08	.14	.11	.17	.48

(a)         Total return would have been lower had certain expenses not been reduced.

(b)         Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

*                 Annualized

**          Not annualized

See accompanying notes to the financial statements.

30 :: Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2014 (unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2014, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and Deutsche Money Market Series (formerly DWS Money Market Series) owned approximately 9%, 5%, 5% and 79%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of June 30, 2014, the Portfolio held repurchase agreements with a gross value of $1,511,003,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

June 30, 2014 (unaudited) :: Notes to Financial Statements :: Cash Management Portfolio :: 31

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2014 through June 30, 2014, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2014, the Advisor waived a portion of its management fee aggregating $2,801,035, and the amount charged aggregated $9,740,681, which was equivalent to an annualized effective rate of 0.10%.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $2,954,118, of which $469,283 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2014, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “reports to shareholders” aggregated $905, all of which is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2014.

D. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Portfolio is required to comply with money market reform over the next two years. As a result, the Portfolio may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Portfolio.

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P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637

Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO0614

Semiannual Report

JUNE 30, 2014

CLASSIC PROFUNDS VP

Bull
Mid-Cap
Small-Cap
Dow 30
NASDAQ-100
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
International
Emerging Markets
Japan

ULTRA PROFUNDS VP

UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short NASDAQ-100
Short International
Short Emerging Markets
UltraShort Dow 30
UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus
Rising Rates Opportunity
Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund VP Bull
14	ProFund VP Mid-Cap
18	ProFund VP Small-Cap
35	ProFund VP Dow 30
39	ProFund VP NASDAQ-100
45	ProFund VP Large-Cap Value
52	ProFund VP Large-Cap Growth
60	ProFund VP Mid-Cap Value
67	ProFund VP Mid-Cap Growth
74	ProFund VP Small-Cap Value
83	ProFund VP Small-Cap Growth
91	ProFund VP Asia 30
96	ProFund VP Europe 30
101	ProFund VP International
105	ProFund VP Emerging Markets
111	ProFund VP Japan
115	ProFund VP UltraBull
124	ProFund VP UltraMid-Cap
133	ProFund VP UltraSmall-Cap
150	ProFund VP UltraNASDAQ-100
156	ProFund VP Bear
160	ProFund VP Short Mid-Cap
164	ProFund VP Short Small-Cap
168	ProFund VP Short Dow 30
172	ProFund VP Short NASDAQ-100
176	ProFund VP Short International
180	ProFund VP Short Emerging Markets
184	ProFund VP UltraShort Dow 30
188	ProFund VP UltraShort NASDAQ-100
192	ProFund VP Banks
197	ProFund VP Basic Materials
202	ProFund VP Biotechnology
207	ProFund VP Consumer Goods
212	ProFund VP Consumer Services
218	ProFund VP Financials
224	ProFund VP Health Care
229	ProFund VP Industrials
235	ProFund VP Internet
239	ProFund VP Oil & Gas
244	ProFund VP Pharmaceuticals
249	ProFund VP Precious Metals
253	ProFund VP Real Estate
258	ProFund VP Semiconductor
263	ProFund VP Technology
268	ProFund VP Telecommunications
272	ProFund VP Utilities
277	ProFund VP U.S. Government Plus
281	ProFund VP Rising Rates Opportunity
285	ProFund VP Falling U.S. Dollar
290	ProFund VP Money Market
295	Notes to Financial Statements
321	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2014.

U.S. Equity Markets Remain Strong

U.S. equity markets delivered solid returns during the six-month period, extending the spectacular rally of 2013. The S&P 500® and S&P MidCap 400® were the strongest performers, up 7.1% and 7.5%, respectively. Small cap and blue chip stocks were weaker, with the Russell 2000® Index returning 3.2% and the Dow® 2.7%. Despite a dismal first quarter GDP number, U.S. economic growth is rebounding, corporate earnings remain strong and the job market is improving markedly. This has supported continued stock market strength in the United States.

All ten U.S. industry sectors represented by the Dow Jones U.S. Industry IndexesSM delivered positive returns for the six-month period. Four sectors — utilities, oil & gas, health care and technology — delivered double-digit returns, up 18.3%, 13.7%, 10.9% and 10.4%, respectively. The weakest performers were consumer services and industrials, which rose 2.1% and 3.3%, respectively.

Foreign equity markets had mostly positive results during the period. The MSCI EAFE Index, which tracks developed markets outside North America, gained 5.1%. The MSCI Europe Index was slightly stronger, up 5.9%. The Eurozone continues to recover, albeit at a slower pace, and the European Central Bank’s recent efforts to increase the availability of credit in the region may help spur growth further. Japan’s Nikkei Index declined 6.1% following a banner 2013. Emerging markets rebounded nicely following a very challenging year, returning 6.3%, as measured by the MSCI Emerging Markets Index. Investor sentiment globally continued to be dominated by monetary policy and the interest rate climate. Any apprehension about geopolitical risks and uneven economic growth were countered by continued highly accommodative monetary policy, falling interest rates and low inflation.

Bond Markets Rally

U.S. bond markets staged a strong rally during the six months ended June 30, 2014. Long-dated Treasurys were the strongest performers, with the Ryan Labs 30 Year Treasury Index up 13.8%, following Fed indications that monetary policy would remain highly accommodative until the job market improved materially. Ten year Treasurys also performed well, with the Ryan Labs 10 Year Treasury Index up 6.1%. So did corporate credit markets, with the Markit iBoxx® $ Liquid Investment Grade Index up 6.5% and the Markit iBoxx® $ Liquid High Yield Index up 5.0%. The Barclays U.S. Aggregate Bond Index, the broadest measure of U.S. fixed income markets, was up 3.9%.

Whatever your view on the market, our innovative array of funds provides advanced investment strategies to help you manage risk and potentially enhance returns. We appreciate the trust you have placed in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Financial Statements and Financial Highlights

4 :: ProFund VP Bull :: Financial Statements

Investment Objective: The ProFund VP Bull seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	10%
Swap Agreements	23%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	2.2%
Exxon Mobil Corp.	1.7%
Google, Inc.	1.3%
Microsoft Corp.	1.2%
Johnson & Johnson	1.1%

S&P 500 — Composition

% of Index
Consumer Non-cyclical	22%
Financial	16%
Technology	13%
Communications	12%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Basic Materials	3%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (67.1%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,652	$379,871
Abbott Laboratories (Pharmaceuticals)	6,344	259,470
AbbVie, Inc. (Pharmaceuticals)	6,708	378,600
Accenture PLC—Class A (Computers)	2,704	218,591
ACE, Ltd. (Insurance)	1,404	145,595
Actavis PLC* (Pharmaceuticals)	728	162,380
Adobe Systems, Inc.* (Software)	1,976	142,983
Aetna, Inc. (Healthcare-Services)	1,508	122,269
Affiliated Managers Group, Inc.* (Diversified Financial Services)	208	42,723
AFLAC, Inc. (Insurance)	1,924	119,769
Agilent Technologies, Inc. (Electronics)	1,404	80,645
AGL Resources, Inc. (Gas)	520	28,616
Air Products & Chemicals, Inc. (Chemicals)	884	113,700
Airgas, Inc. (Chemicals)	260	28,317
Akamai Technologies, Inc.* (Software)	728	44,452
Alcoa, Inc. (Mining)	4,940	73,557
Alexion Pharmaceuticals, Inc.* (Biotechnology)	832	130,000
Allegheny Technologies, Inc. (Iron/Steel)	468	21,107
Allegion PLC (Electronics)	364	20,632
Allergan, Inc. (Pharmaceuticals)	1,248	211,187
Alliance Data Systems Corp.* (Commercial Services)	208	58,500
Allstate Corp. (Insurance)	1,820	106,870
Altera Corp. (Semiconductors)	1,300	45,188
Altria Group, Inc. (Agriculture)	8,424	353,303
Amazon.com, Inc.* (Internet)	1,560	506,657
Ameren Corp. (Electric)	1,040	42,515
American Electric Power, Inc. (Electric)	2,080	116,002
American Express Co. (Diversified Financial Services)	3,848	365,061
American International Group, Inc. (Insurance)	6,136	334,903
American Tower Corp. (REIT)	1,664	149,727
Ameriprise Financial, Inc. (Diversified Financial Services)	780	93,600
AmerisourceBergen Corp. (Pharmaceuticals)	936	68,010
Ametek, Inc. (Electrical Components & Equipment)	1,040	54,371
Amgen, Inc. (Biotechnology)	3,224	381,625
Amphenol Corp.—Class A (Electronics)	676	65,126
Anadarko Petroleum Corp. (Oil & Gas)	2,132	233,390
Analog Devices, Inc. (Semiconductors)	1,352	73,103
Aon PLC (Insurance)	1,248	112,432
Apache Corp. (Oil & Gas)	1,612	162,199
Apartment Investment & Management Co.—Class A (REIT)	624	20,136
Apple Computer, Inc. (Computers)	25,532	2,372,690
Applied Materials, Inc. (Semiconductors)	5,148	116,087
Archer-Daniels-Midland Co. (Agriculture)	2,756	121,567
Assurant, Inc. (Insurance)	312	20,452
AT&T, Inc. (Telecommunications)	21,944	775,940
Autodesk, Inc.* (Software)	988	55,703
Automatic Data Processing, Inc. (Commercial Services)	2,028	160,780
AutoNation, Inc.* (Retail)	260	15,517
AutoZone, Inc.* (Retail)	156	83,653
Avago Technologies, Ltd. (Semiconductors)	1,040	74,953
AvalonBay Communities, Inc. (REIT)	520	73,939
Avery Dennison Corp. (Household Products/Wares)	416	21,320
Avon Products, Inc. (Cosmetics/Personal Care)	1,820	26,590
Baker Hughes, Inc. (Oil & Gas Services)	1,820	135,499
Ball Corp. (Packaging & Containers)	572	35,853
Bank of America Corp. (Banks)	44,512	684,149
Bank of New York Mellon Corp. (Banks)	4,836	181,253
Bard (C.R.), Inc. (Healthcare-Products)	312	44,619
Baxter International, Inc. (Healthcare-Products)	2,288	165,422
BB&T Corp. (Banks)	3,016	118,921
Becton, Dickinson & Co. (Healthcare-Products)	832	98,426
Bed Bath & Beyond, Inc.* (Retail)	884	50,724
Bemis Co., Inc. (Packaging & Containers)	416	16,915
Berkshire Hathaway, Inc.*—Class B (Insurance)	7,592	960,843
Best Buy Co., Inc. (Retail)	1,144	35,475
Biogen Idec, Inc.* (Biotechnology)	988	311,526
BlackRock, Inc. (Diversified Financial Services)	520	166,193
Boeing Co. (Aerospace/Defense)	2,860	363,878
BorgWarner, Inc. (Auto Parts & Equipment)	988	64,408

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued

	Shares	Value
Boston Properties, Inc. (REIT)	624	$73,744
Boston Scientific Corp.* (Healthcare-Products)	5,616	71,716
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,020	340,540
Broadcom Corp.—Class A (Semiconductors)	2,340	86,861
Brown-Forman Corp.—Class B (Beverages)	676	63,659
C.H. Robinson Worldwide, Inc. (Transportation)	624	39,805
CA, Inc. (Software)	1,352	38,856
Cablevision Systems Corp. NY—Class A (Media)	936	16,520
Cabot Oil & Gas Corp. (Oil & Gas)	1,768	60,360
Cameron International Corp.* (Oil & Gas Services)	884	59,856
Campbell Soup Co. (Food)	780	35,732
Capital One Financial Corp. (Banks)	2,444	201,874
Cardinal Health, Inc. (Pharmaceuticals)	1,456	99,823
CareFusion Corp.* (Healthcare-Products)	884	39,205
CarMax, Inc.* (Retail)	936	48,681
Carnival Corp.—Class A (Leisure Time)	1,872	70,480
Caterpillar, Inc. (Machinery-Construction & Mining)	2,652	288,193
CBRE Group, Inc.*—Class A (Real Estate)	1,196	38,320
CBS Corp.—Class B (Media)	2,236	138,945
Celgene Corp.* (Biotechnology)	3,432	294,740
CenterPoint Energy, Inc. (Gas)	1,820	46,483
CenturyLink, Inc. (Telecommunications)	2,444	88,473
Cerner Corp.* (Software)	1,248	64,372
CF Industries Holdings, Inc. (Chemicals)	208	50,030
Chesapeake Energy Corp. (Oil & Gas)	2,132	66,263
Chevron Corp. (Oil & Gas)	8,060	1,052,232
Chipotle Mexican Grill, Inc.* (Retail)	156	92,432
CIGNA Corp. (Healthcare-Services)	1,144	105,214
Cimarex Energy Co. (Oil & Gas)	364	52,219
Cincinnati Financial Corp. (Insurance)	624	29,977
Cintas Corp. (Commercial Services)	416	26,433
Cisco Systems, Inc. (Telecommunications)	21,684	538,848
Citigroup, Inc. (Banks)	12,844	604,952
Citrix Systems, Inc.* (Software)	676	42,284
Clorox Co. (Household Products/Wares)	520	47,528
CME Group, Inc. (Diversified Financial Services)	1,352	95,924
CMS Energy Corp. (Electric)	1,144	35,636
Coach, Inc. (Retail)	1,144	39,113
Coca-Cola Co. (Beverages)	16,016	678,437
Coca-Cola Enterprises, Inc. (Beverages)	988	47,207
Cognizant Technology Solutions Corp.* (Computers)	2,600	127,166
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,692	251,721
Comcast Corp.—Class A (Media)	11,024	591,768
Comerica, Inc. (Banks)	780	39,125
Computer Sciences Corp. (Computers)	624	39,437
ConAgra Foods, Inc. (Food)	1,768	52,474
ConocoPhillips (Oil & Gas)	5,200	445,796
CONSOL Energy, Inc. (Coal)	988	45,518
Consolidated Edison, Inc. (Electric)	1,248	72,060
Constellation Brands, Inc.* (Beverages)	728	64,159
Corning, Inc. (Telecommunications)	5,512	120,988
Costco Wholesale Corp. (Retail)	1,872	215,580
Covidien PLC (Healthcare-Products)	1,924	173,507
Crown Castle International Corp. (REIT)	1,404	104,261
CSX Corp. (Transportation)	4,264	131,374
Cummins, Inc. (Machinery-Diversified)	728	112,323
CVS Caremark Corp. (Retail)	4,940	372,328
D.R. Horton, Inc. (Home Builders)	1,196	29,398
Danaher Corp. (Miscellaneous Manufacturing)	2,548	200,604
Darden Restaurants, Inc. (Retail)	572	26,466
DaVita, Inc.* (Healthcare-Services)	728	52,649
Deere & Co. (Machinery-Diversified)	1,560	141,258
Delphi Automotive PLC (Auto Parts & Equipment)	1,144	78,639
Delta Air Lines, Inc. (Airlines)	3,588	138,928
Denbury Resources, Inc. (Oil & Gas)	1,508	27,838
DENTSPLY International, Inc. (Healthcare-Products)	624	29,546
Devon Energy Corp. (Oil & Gas)	1,612	127,993
Diamond Offshore Drilling, Inc. (Oil & Gas)	312	15,485
DIRECTV*—Class A (Media)	1,976	167,980
Discover Financial Services (Diversified Financial Services)	1,976	122,472
Discovery Communications, Inc.*—Class A (Media)	936	69,526
Dollar General Corp.* (Retail)	1,300	74,568
Dollar Tree, Inc.* (Retail)	884	48,143
Dominion Resources, Inc. (Electric)	2,444	174,795
Dover Corp. (Miscellaneous Manufacturing)	728	66,212
Dr. Pepper Snapple Group, Inc. (Beverages)	832	48,739
DTE Energy Co. (Electric)	728	56,689
Duke Energy Corp. (Electric)	3,016	223,757
Dun & Bradstreet Corp. (Software)	156	17,191
E*TRADE Financial Corp.* (Diversified Financial Services)	1,196	25,427
E.I. du Pont de Nemours & Co. (Chemicals)	3,900	255,216
Eastman Chemical Co. (Chemicals)	624	54,506
Eaton Corp. (Miscellaneous Manufacturing)	2,028	156,521
eBay, Inc.* (Internet)	4,836	242,090
Ecolab, Inc. (Chemicals)	1,144	127,373
Edison International (Electric)	1,404	81,586
Edwards Lifesciences Corp.* (Healthcare-Products)	468	40,173
Electronic Arts, Inc.* (Software)	1,352	48,496
Eli Lilly & Co. (Pharmaceuticals)	4,160	258,627
EMC Corp. (Computers)	8,684	228,737
Emerson Electric Co. (Electrical Components & Equipment)	2,964	196,691
Ensco PLCADR—Class A (Oil & Gas)	988	54,903
Entergy Corp. (Electric)	780	64,030
EOG Resources, Inc. (Oil & Gas)	2,288	267,376
EQT Corp. (Oil & Gas)	624	66,706
Equifax, Inc. (Commercial Services)	520	37,721
Equity Residential (REIT)	1,404	88,452
Essex Property Trust, Inc. (REIT)	260	48,077
Exelon Corp. (Electric)	3,640	132,787
Expedia, Inc. (Internet)	416	32,764
Expeditors International of Washington, Inc. (Transportation)	832	36,741
Express Scripts Holding Co.* (Pharmaceuticals)	3,276	227,125
Exxon Mobil Corp. (Oil & Gas)	18,148	1,827,140
F5 Networks, Inc.* (Internet)	312	34,769
Facebook, Inc.*—Class A (Internet)	7,280	489,871
Family Dollar Stores, Inc. (Retail)	416	27,514
Fastenal Co. (Distribution/Wholesale)	1,144	56,617
FedEx Corp. (Transportation)	1,196	181,050
Fidelity National Information Services, Inc. (Software)	1,196	65,469
Fifth Third Bancorp (Banks)	3,588	76,604
First Horizon National Corp. (Banks)	1	7
First Solar, Inc.* (Semiconductors)	312	22,171
FirstEnergy Corp. (Electric)	1,768	61,385

See accompanying notes to financial statements.

6 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Fiserv, Inc.* (Software)	1,040	$62,733
FLIR Systems, Inc. (Electronics)	624	21,672
Flowserve Corp. (Machinery-Diversified)	572	42,528
Fluor Corp. (Engineering & Construction)	676	51,985
FMC Corp. (Chemicals)	572	40,721
FMC Technologies, Inc.* (Oil & Gas Services)	988	60,337
Ford Motor Co. (Auto Manufacturers)	16,744	288,667
Forest Laboratories, Inc.* (Pharmaceuticals)	1,040	102,960
Fossil Group, Inc.* (Distribution/Wholesale)	208	21,740
Franklin Resources, Inc. (Diversified Financial Services)	1,716	99,253
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,420	161,329
Frontier Communications Corp. (Telecommunications)	4,264	24,902
GameStop Corp.—Class A (Retail)	468	18,940
Gannett Co., Inc. (Media)	936	29,306
Garmin, Ltd. (Electronics)	520	31,668
General Dynamics Corp. (Aerospace/Defense)	1,404	163,636
General Electric Co. (Miscellaneous Manufacturing)	42,432	1,115,112
General Growth Properties, Inc. (REIT)	2,184	51,455
General Mills, Inc. (Food)	2,600	136,604
General Motors Co. (Auto Manufacturers)	5,564	201,973
Genuine Parts Co. (Distribution/Wholesale)	624	54,787
Genworth Financial, Inc.*—Class A (Insurance)	2,080	36,192
Gilead Sciences, Inc.* (Biotechnology)	6,500	538,915
Google, Inc.*—Class A (Internet)	1,196	699,266
Google, Inc.*—Class C (Internet)	1,196	688,034
Graham Holdings Co.—Class B (Media)	52	37,342
H & R Block, Inc. (Commercial Services)	1,144	38,347
Halliburton Co. (Oil & Gas Services)	3,588	254,784
Harley-Davidson, Inc. (Leisure Time)	936	65,380
Harman International Industries, Inc. (Home Furnishings)	312	33,518
Harris Corp. (Telecommunications)	468	35,451
Hartford Financial Services Group, Inc. (Insurance)	1,924	68,898
Hasbro, Inc. (Toys/Games/Hobbies)	468	24,827
HCP, Inc. (REIT)	1,924	79,615
Health Care REIT, Inc. (REIT)	1,300	81,471
Helmerich & Payne, Inc. (Oil & Gas)	468	54,339
Hess Corp. (Oil & Gas)	1,092	107,988
Hewlett-Packard Co. (Computers)	7,904	266,207
Honeywell International, Inc. (Electronics)	3,328	309,337
Hormel Foods Corp. (Food)	572	28,228
Hospira, Inc.* (Healthcare-Products)	728	37,397
Host Hotels & Resorts, Inc. (REIT)	3,224	70,960
Hudson City Bancorp, Inc. (Savings & Loans)	2,028	19,935
Humana, Inc. (Healthcare-Services)	676	86,339
Huntington Bancshares, Inc. (Banks)	3,484	33,237
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,612	141,147
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,040	65,010
Integrys Energy Group, Inc. (Electric)	364	25,891
Intel Corp. (Semiconductors)	21,060	650,753
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	468	88,405
International Business Machines Corp. (Computers)	4,004	725,805
International Flavors & Fragrances, Inc. (Chemicals)	364	37,958
International Paper Co. (Forest Products & Paper)	1,820	91,856
Intuit, Inc. (Software)	1,196	96,314
Intuitive Surgical, Inc.* (Healthcare-Products)	156	64,241
Invesco, Ltd. (Diversified Financial Services)	1,820	68,705
Iron Mountain, Inc. (Commercial Services)	728	25,808
J.P. Morgan Chase & Co. (Banks)	16,016	922,842
Jabil Circuit, Inc. (Electronics)	780	16,302
Jacobs Engineering Group, Inc.* (Engineering & Construction)	572	30,476
Johnson & Johnson (Pharmaceuticals)	11,960	1,251,254
Johnson Controls, Inc. (Auto Parts & Equipment)	2,808	140,203
Joy Global, Inc. (Machinery-Construction & Mining)	416	25,617
Juniper Networks, Inc.* (Telecommunications)	2,028	49,767
Kansas City Southern Industries, Inc. (Transportation)	468	50,315
Kellogg Co. (Food)	1,092	71,744
Keurig Green Mountain, Inc. (Beverages)	520	64,797
KeyCorp (Banks)	3,744	53,652
Kimberly-Clark Corp. (Household Products/Wares)	1,612	179,287
Kimco Realty Corp. (REIT)	1,716	39,434
Kinder Morgan, Inc. (Pipelines)	2,808	101,818
KLA-Tencor Corp. (Semiconductors)	676	49,105
Kohls Corp. (Retail)	832	43,830
Kraft Foods Group, Inc. (Food)	2,496	149,635
Kroger Co. (Food)	2,132	105,385
L Brands, Inc. (Retail)	1,040	61,006
L-3 Communications Holdings, Inc. (Aerospace/Defense)	364	43,953
Laboratory Corp. of America Holdings* (Healthcare-Services)	364	37,274
Lam Research Corp. (Semiconductors)	676	45,684
Legg Mason, Inc. (Diversified Financial Services)	416	21,345
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	572	19,608
Lennar Corp.—Class A (Home Builders)	728	30,561
Leucadia National Corp. (Holding Companies-Diversified)	1,352	35,449
Lincoln National Corp. (Insurance)	1,092	56,172
Linear Technology Corp. (Semiconductors)	988	46,505
Lockheed Martin Corp. (Aerospace/Defense)	1,144	183,875
Loews Corp. (Insurance)	1,300	57,213
Lorillard, Inc. (Agriculture)	1,508	91,943
Lowe’s Cos., Inc. (Retail)	4,212	202,134
LyondellBasell Industries N.V.—Class A (Chemicals)	1,768	172,645
M&T Bank Corp. (Banks)	572	70,957
Macy’s, Inc. (Retail)	1,508	87,494
Marathon Oil Corp. (Oil & Gas)	2,860	114,171
Marathon Petroleum Corp. (Oil & Gas)	1,196	93,372
Marriott International, Inc.—Class A (Lodging)	937	60,052
Marsh & McLennan Cos., Inc. (Insurance)	2,340	121,259
Masco Corp. (Building Materials)	1,508	33,478
MasterCard, Inc.—Class A (Commercial Services)	4,264	313,276
Mattel, Inc. (Toys/Games/Hobbies)	1,456	56,741
McCormick & Co., Inc. (Food)	572	40,949
McDonald’s Corp. (Retail)	4,160	419,079
McGraw Hill Financial, Inc. (Commercial Services)	1,144	94,986
McKesson Corp. (Pharmaceuticals)	988	183,975
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	832	77,517

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 7

Common Stocks, continued

	Shares	Value
MeadWestvaco Corp. (Forest Products & Paper)	728	$32,221
Medtronic, Inc. (Healthcare-Products)	4,212	268,558
Merck & Co., Inc. (Pharmaceuticals)	12,376	715,952
MetLife, Inc. (Insurance)	4,784	265,799
Michael Kors Holdings, Ltd.* (Apparel)	780	69,147
Microchip Technology, Inc. (Semiconductors)	832	40,610
Micron Technology, Inc.* (Semiconductors)	4,524	149,066
Microsoft Corp. (Software)	31,824	1,327,062
Mohawk Industries, Inc.* (Textiles)	260	35,968
Molson Coors Brewing Co.—Class B (Beverages)	676	50,132
Mondelez International, Inc.—Class A (Food)	7,176	269,890
Monsanto Co. (Chemicals)	2,236	278,918
Monster Beverage Corp.* (Beverages)	572	40,629
Moody’s Corp. (Commercial Services)	780	68,375
Morgan Stanley Dean Witter & Co. (Banks)	5,928	191,652
Motorola Solutions, Inc. (Telecommunications)	936	62,310
Murphy Oil Corp. (Oil & Gas)	728	48,397
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,560	80,434
Nabors Industries, Ltd. (Oil & Gas)	1,092	32,072
NASDAQ Stock Market, Inc. (Diversified Financial Services)	520	20,082
National Oilwell Varco, Inc. (Oil & Gas Services)	1,820	149,877
Navient Corp. (Diversified Financial Services)	1,768	31,311
Neilsen Holdings N.V. (Media)	1,300	62,933
NetApp, Inc. (Computers)	1,404	51,274
Netflix, Inc.* (Internet)	260	114,556
Newell Rubbermaid, Inc. (Housewares)	1,196	37,064
Newfield Exploration Co.* (Oil & Gas)	572	25,282
Newmont Mining Corp. (Mining)	2,132	54,238
News Corp.*—Class A (Media)	2,132	38,248
NextEra Energy, Inc. (Electric)	1,820	186,514
NIKE, Inc.—Class B (Apparel)	3,120	241,957
NiSource, Inc. (Gas)	1,352	53,188
Noble Corp. (Oil & Gas)	1,092	36,648
Noble Energy, Inc. (Oil & Gas)	1,508	116,810
Nordstrom, Inc. (Retail)	572	38,856
Norfolk Southern Corp. (Transportation)	1,300	133,939
Northeast Utilities System (Electric)	1,352	63,909
Northern Trust Corp. (Banks)	936	60,101
Northrop Grumman Corp. (Aerospace/Defense)	884	105,753
NRG Energy, Inc. (Electric)	1,404	52,229
Nucor Corp. (Iron/Steel)	1,352	66,586
NVIDIA Corp. (Semiconductors)	2,340	43,384
Occidental Petroleum Corp. (Oil & Gas)	3,328	341,553
Omnicom Group, Inc. (Advertising)	1,092	77,772
ONEOK, Inc. (Pipelines)	884	60,183
Oracle Corp. (Software)	14,508	588,009
O’Reilly Automotive, Inc.* (Retail)	468	70,481
Owens-Illinois, Inc.* (Packaging & Containers)	676	23,417
PACCAR, Inc. (Auto Manufacturers)	1,508	94,748
Pall Corp. (Miscellaneous Manufacturing)	468	39,963
Parker Hannifin Corp. (Miscellaneous Manufacturing)	624	78,456
Patterson Cos., Inc. (Healthcare-Products)	364	14,382
Paychex, Inc. (Software)	1,352	56,189
Peabody Energy Corp. (Coal)	1,144	18,704
Pentair PLC (Miscellaneous Manufacturing)	832	60,004
People’s United Financial, Inc. (Savings & Loans)	1,300	19,721
Pepco Holdings, Inc. (Electric)	1,040	28,579
PepsiCo, Inc. (Beverages)	6,396	571,419
PerkinElmer, Inc. (Electronics)	468	21,921
Perrigo Co. PLC (Pharmaceuticals)	572	83,375
PetSmart, Inc. (Retail)	416	24,877
Pfizer, Inc. (Pharmaceuticals)	26,988	801,004
PG&E Corp. (Electric)	1,976	94,888
Philip Morris International, Inc. (Agriculture)	6,656	561,167
Phillips 66 (Oil & Gas)	2,392	192,388
Pinnacle West Capital Corp. (Electric)	468	27,069
Pioneer Natural Resources Co. (Oil & Gas)	624	143,401
Pitney Bowes, Inc. (Office/Business Equipment)	832	22,980
Plum Creek Timber Co., Inc. (REIT)	728	32,833
PNC Financial Services Group (Banks)	2,236	199,116
PPG Industries, Inc. (Chemicals)	572	120,206
PPL Corp. (Electric)	2,652	94,226
Praxair, Inc. (Chemicals)	1,248	165,784
Precision Castparts Corp. (Metal Fabricate/Hardware)	624	157,498
Priceline.com, Inc.* (Internet)	208	250,224
Principal Financial Group, Inc. (Insurance)	1,144	57,749
Procter & Gamble Co. (Cosmetics/Personal Care)	11,440	899,069
Progressive Corp. (Insurance)	2,288	58,024
Prologis, Inc. (REIT)	2,132	87,604
Prudential Financial, Inc. (Insurance)	1,976	175,410
Public Service Enterprise Group, Inc. (Electric)	2,132	86,964
Public Storage, Inc. (REIT)	624	106,922
PulteGroup, Inc. (Home Builders)	1,456	29,353
PVH Corp. (Retail)	364	42,442
QEP Resources, Inc. (Oil & Gas)	780	26,910
Qualcomm, Inc. (Semiconductors)	7,124	564,220
Quanta Services, Inc.* (Commercial Services)	936	32,367
Quest Diagnostics, Inc. (Healthcare-Services)	624	36,623
Ralph Lauren Corp. (Apparel)	260	41,779
Range Resources Corp. (Oil & Gas)	728	63,300
Raytheon Co. (Aerospace/Defense)	1,300	119,925
Red Hat, Inc.* (Software)	780	43,111
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	312	88,131
Regions Financial Corp. (Banks)	5,824	61,851
Republic Services, Inc. (Environmental Control)	1,144	43,438
Reynolds American, Inc. (Agriculture)	1,300	78,455
Robert Half International, Inc. (Commercial Services)	572	27,307
Rockwell Automation, Inc. (Machinery-Diversified)	572	71,592
Rockwell Collins, Inc. (Aerospace/Defense)	572	44,696
Roper Industries, Inc. (Machinery-Diversified)	416	60,740
Ross Stores, Inc. (Retail)	884	58,459
Rowan Cos. PLC—Class A (Oil & Gas)	520	16,604
Ryder System, Inc. (Transportation)	208	18,323
Safeway, Inc. (Food)	988	33,928
Salesforce.com, Inc.* (Software)	2,392	138,927
SanDisk Corp. (Computers)	936	97,746
SCANA Corp. (Electric)	624	33,577
Schlumberger, Ltd. (Oil & Gas Services)	5,512	650,140
Scripps Networks Interactive—Class A (Media)	468	37,974
Seagate Technology PLC (Computers)	1,404	79,775
Sealed Air Corp. (Packaging & Containers)	832	28,429
Sempra Energy (Gas)	988	103,453
Sherwin-Williams Co. (Chemicals)	364	75,315
Sigma-Aldrich Corp. (Chemicals)	520	52,770
Simon Property Group, Inc. (REIT)	1,300	216,165

See accompanying notes to financial statements.

8 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Snap-on, Inc. (Hand/Machine Tools)	260	$30,815
Southern Co. (Electric)	3,744	169,903
Southwest Airlines Co. (Airlines)	2,912	78,216
Southwestern Energy Co.* (Oil & Gas)	1,508	68,599
Spectra Energy Corp. (Pipelines)	2,860	121,493
St. Jude Medical, Inc. (Healthcare-Products)	1,196	82,823
Stanley Black & Decker, Inc. (Hand/Machine Tools)	676	59,367
Staples, Inc. (Retail)	2,756	29,875
Starbucks Corp. (Retail)	3,172	245,449
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	832	67,242
State Street Corp. (Banks)	1,820	122,413
Stericycle, Inc.* (Environmental Control)	364	43,105
Stryker Corp. (Healthcare-Products)	1,248	105,231
SunTrust Banks, Inc. (Banks)	2,236	89,574
Symantec Corp. (Internet)	2,912	66,685
Sysco Corp. (Food)	2,496	93,475
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,092	92,176
Target Corp. (Retail)	2,704	156,697
TE Connectivity, Ltd. (Electronics)	1,716	106,117
TECO Energy, Inc. (Electric)	884	16,336
Tenet Healthcare Corp.* (Healthcare-Services)	416	19,527
Teradata Corp.* (Computers)	676	27,175
Tesoro Petroleum Corp. (Oil & Gas)	572	33,559
Texas Instruments, Inc. (Semiconductors)	4,576	218,687
Textron, Inc. (Miscellaneous Manufacturing)	1,196	45,795
The ADT Corp. (Commercial Services)	728	25,436
The AES Corp. (Electric)	2,808	43,664
The Charles Schwab Corp. (Diversified Financial Services)	4,940	133,034
The Chubb Corp. (Insurance)	1,040	95,857
The Dow Chemical Co. (Chemicals)	5,096	262,240
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,092	81,092
The Gap, Inc. (Retail)	1,092	45,394
The Goldman Sachs Group, Inc. (Banks)	1,768	296,034
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,144	31,780
The Hershey Co. (Food)	624	60,759
The Home Depot, Inc. (Retail)	5,772	467,302
The Interpublic Group of Cos., Inc. (Advertising)	1,768	34,494
The JM Smucker Co.—Class A (Food)	416	44,333
The Macerich Co. (REIT)	572	38,181
The Mosaic Co. (Chemicals)	1,352	66,856
The Travelers Cos., Inc. (Insurance)	1,456	136,966
The Williams Cos., Inc. (Pipelines)	2,912	169,507
Thermo Fisher Scientific, Inc. (Electronics)	1,664	196,352
Tiffany & Co. (Retail)	468	46,917
Time Warner Cable, Inc. (Media)	1,196	176,171
Time Warner, Inc. (Media)	3,744	263,016
TJX Cos., Inc. (Retail)	2,964	157,537
Torchmark Corp. (Insurance)	364	29,819
Total System Services, Inc. (Commercial Services)	728	22,866
Tractor Supply Co. (Retail)	572	34,549
Transocean, Ltd. (Oil & Gas)	1,456	65,564
TripAdvisor, Inc.* (Internet)	468	50,853
Twenty-First Century Fox, Inc.—Class A (Media)	8,112	285,137
Tyco International, Ltd. (Electronics)	1,976	90,106
Tyson Foods, Inc.—Class A (Food)	1,144	42,946
U.S. Bancorp (Banks)	7,696	333,391
Under Armour, Inc.*—Class A (Apparel)	676	40,215
Union Pacific Corp. (Transportation)	3,848	383,837
United Parcel Service, Inc.—Class B (Transportation)	2,964	304,284
United States Steel Corp. (Iron/Steel)	624	16,249
United Technologies Corp. (Aerospace/Defense)	3,588	414,234
UnitedHealth Group, Inc. (Healthcare-Services)	4,160	340,079
UnumProvident Corp. (Insurance)	1,092	37,958
Urban Outfitters, Inc.* (Retail)	416	14,086
V.F. Corp. (Apparel)	1,456	91,728
Valero Energy Corp. (Oil & Gas)	2,236	112,024
Varian Medical Systems, Inc.* (Healthcare-Products)	416	34,586
Ventas, Inc. (REIT)	1,248	79,997
VeriSign, Inc.* (Internet)	520	25,381
Verizon Communications, Inc. (Telecommunications)	17,524	857,449
Vertex Pharmaceuticals, Inc.* (Biotechnology)	988	93,544
Viacom, Inc.—Class B (Media)	1,664	144,319
Visa, Inc.—Class A (Diversified Financial Services)	2,132	449,234
Vornado Realty Trust (REIT)	728	77,699
Vulcan Materials Co. (Building Materials)	572	36,465
W.W. Grainger, Inc. (Distribution/Wholesale)	260	66,110
Walgreen Co. (Retail)	3,692	273,688
Wal-Mart Stores, Inc. (Retail)	6,812	511,376
Walt Disney Co. (Media)	6,812	584,061
Waste Management, Inc. (Environmental Control)	1,820	81,408
Waters Corp.* (Electronics)	364	38,016
WellPoint, Inc. (Healthcare-Services)	1,196	128,701
Wells Fargo & Co. (Banks)	20,280	1,065,916
Western Digital Corp. (Computers)	884	81,593
Western Union Co. (Commercial Services)	2,288	39,674
Weyerhaeuser Co. (REIT)	2,496	82,593
Whirlpool Corp. (Home Furnishings)	312	43,437
Whole Foods Market, Inc. (Food)	1,560	60,263
Windstream Holdings, Inc. (Telecommunications)	2,548	25,378
Wisconsin Energy Corp. (Electric)	936	43,917
Wyndham Worldwide Corp. (Lodging)	520	39,374
Wynn Resorts, Ltd. (Lodging)	364	75,552
Xcel Energy, Inc. (Electric)	2,132	68,714
Xerox Corp. (Office/Business Equipment)	4,628	57,572
Xilinx, Inc. (Semiconductors)	1,144	54,123
XL Group PLC (Insurance)	1,144	37,443
Xylem, Inc. (Machinery-Diversified)	780	30,482
Yahoo!, Inc.* (Internet)	3,952	138,834
YUM! Brands, Inc. (Retail)	1,872	152,006
Zimmer Holdings, Inc. (Healthcare-Products)	728	75,610
Zions Bancorp (Banks)	780	22,987
Zoetis, Inc. (Pharmaceuticals)	2,132	68,800
TOTAL COMMON STOCKS (Cost $43,420,201)		73,681,489

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 9

Repurchase Agreements(a)(b) (32.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $36,095,027	$36,095,000	$36,095,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,095,000)		36,095,000
TOTAL INVESTMENT SECURITIES (Cost $79,515,201)—99.9%		109,776,489
Net other assets (liabilities)—0.1%		125,961
NET ASSETS—100.0%		$109,902,450

*                               Non-income producing security

(a)                       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $3,094,000.

ADR                  American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/22/14 (Underlying notional amount at value $10,833,600)	111	$83,700

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	0.62%	7/28/14	$10,215,253	$(3,881)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	0.47%	7/28/14	15,389,296	(5,655)
				$(9,536)

^                                Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Bull invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Advertising	$112,266	0.1%
Aerospace/Defense	1,439,950	1.3%
Agriculture	1,206,435	1.1%
Airlines	217,144	0.2%
Apparel	484,826	0.5%
Auto Manufacturers	585,388	0.6%
Auto Parts & Equipment	315,030	0.3%
Banks	5,430,608	5.0%
Beverages	1,629,178	1.6%
Biotechnology	1,838,481	1.7%
Building Materials	69,943	NM
Chemicals	1,902,555	1.8%
Coal	64,222	0.1%
Commercial Services	971,876	0.9%
Computers	4,316,196	3.9%
Cosmetics/Personal Care	1,258,472	1.1%
Distribution/Wholesale	199,254	0.2%
Diversified Financial Services	1,914,945	1.7%
Electric	2,097,622	1.8%
Electrical Components & Equipment	251,062	0.2%
Electronics	997,894	0.9%
Engineering & Construction	82,461	0.1%
Environmental Control	167,951	0.2%
Food	1,226,345	1.1%
Forest Products & Paper	124,077	0.1%
Gas	231,740	0.2%
Hand/Machine Tools	90,182	0.1%
Healthcare-Products	1,345,442	1.2%
Healthcare-Services	928,675	0.8%
Holding Companies-Diversified	35,449	NM
Home Builders	89,312	0.1%
Home Furnishings	76,955	0.1%
Household Products/Wares	248,135	0.2%
Housewares	37,064	NM
Insurance	3,065,600	2.8%
Internet	3,339,984	2.9%
Iron/Steel	103,942	0.1%
Leisure Time	135,860	0.1%
Lodging	242,220	0.2%
Machinery-Construction & Mining	313,810	0.3%
Machinery-Diversified	458,923	0.4%
Media	2,643,246	2.4%
Metal Fabricate/Hardware	157,498	0.1%
Mining	289,124	0.3%
Miscellaneous Manufacturing	2,368,303	2.1%
Office/Business Equipment	80,552	0.1%
Oil & Gas	6,152,881	5.6%
Oil & Gas Services	1,310,493	1.2%
Packaging & Containers	104,614	0.1%
Pharmaceuticals	5,371,033	4.9%
Pipelines	453,001	0.5%
Real Estate	38,320	NM
REIT	1,603,265	1.5%
Retail	4,332,668	3.9%
Savings & Loans	39,656	NM
Semiconductors	2,280,500	2.1%
Software	2,832,151	2.6%

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Financial Statements

	Value	% of Net Assets
Telecommunications	$2,579,506	2.4%
Textiles	35,968	NM
Toys/Games/Hobbies	81,568	0.1%
Transportation	1,279,668	1.2%
Other**	36,220,961	32.9%
Total	$109,902,450	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

REIT                  Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 11

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Total Investment Securities, at cost	$79,515,201
Securities, at value	73,681,489
Repurchase agreements, at value	36,095,000
Total Investment Securities, at value	109,776,489
Cash	87,060
Segregated cash balances with brokers	448,904
Dividends and interest receivable	78,063
Receivable for capital shares issued	17,755
Prepaid expenses	1,562
TOTAL ASSETS	110,409,833

LIABILITIES:
Payable for investments purchased	42,728
Payable for capital shares redeemed	160,641
Unrealized loss on swap agreements	9,536
Variation margin on futures contracts	6,938
Advisory fees payable	66,664
Management services fees payable	8,889
Administration fees payable	3,442
Administrative services fees payable	47,829
Distribution fees payable	50,660
Trustee fees payable	37
Transfer agency fees payable	5,636
Fund accounting fees payable	6,817
Compliance services fees payable	625
Other accrued expenses	96,941
TOTAL LIABILITIES	507,383
NET ASSETS	$109,902,450

NET ASSETS CONSIST OF:
Capital	$84,024,282
Accumulated net investment income (loss)	(334,499)
Accumulated net realized gains (losses) on investments	(4,122,785)
Net unrealized appreciation (depreciation) on investments	30,335,452
NET ASSETS	$109,902,450

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,802,675
Net Asset Value (offering and redemption price per share)	$39.21

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$581,563
Interest	3,705
Foreign tax withholding	(67)
TOTAL INVESTMENT INCOME	585,201

EXPENSES:
Advisory fees	413,593
Management services fees	55,145
Administration fees	21,575
Transfer agency fees	32,801
Administrative services fees	147,737
Distribution fees	137,864
Custody fees	8,890
Fund accounting fees	42,167
Trustee fees	1,378
Compliance services fees	492
Other fees	73,491
Total Gross Expenses before reductions	935,133
Expenses reduced and reimbursed by the Advisor	(8,683)
TOTAL NET EXPENSES	926,450
NET INVESTMENT INCOME (LOSS)	(341,249)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	109,013
Net realized gains (losses) on futures contracts	973,617
Net realized gains (losses) on swap agreements	1,350,529
Change in net unrealized appreciation/depreciation on investments	3,200,199
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,633,358

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,292,109

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(341,249)	$(685,462)
Net realized gains (losses) on investments	2,433,159	19,973,195
Change in net unrealized appreciation/depreciation on investments	3,200,199	3,347,788
Change in net assets resulting from operations	5,292,109	22,635,521

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,977,801)	(1,094,333)
Change in net assets resulting from distributions	(2,977,801)	(1,094,333)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	288,150,547	483,609,920
Dividends reinvested	2,977,801	1,094,333
Value of shares redeemed	(289,290,676)	(485,793,573)
Change in net assets resulting from capital transactions	1,837,672	(1,089,320)
Change in net assets	4,151,980	20,451,868

NET ASSETS:
Beginning of period	105,750,470	85,298,602
End of period	$109,902,450	$105,750,470
Accumulated net investment income (loss)	$(334,499)	$6,750

SHARE TRANSACTIONS:
Issued	7,564,256	14,000,947
Reinvested	77,933	33,466
Redeemed	(7,630,953)	(14,132,144)
Change in shares	11,236	(97,731)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bull :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$37.88		$29.52	$25.92	$26.30	$23.39	$18.93

Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.25)	(0.11)	(0.07)	(0.05)	0.03
Net realized and unrealized gains (losses) on investments	2.38		8.98	3.71	0.09	2.99	4.57
Total income (loss) from investment activities	2.26		8.73	3.60	0.02	2.94	4.60

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.03)	(0.14)
Net realized gains on investments	(0.93)		(0.37)	—	(0.40)	—	—
Total distributions	(0.93)		(0.37)	—	(0.40)	(0.03)	(0.14)

Net Asset Value, End of Period	$39.21		$37.88	$29.52	$25.92	$26.30	$23.39

Total Return	6.03	%(b)	29.76%	13.89%	—	12.58%	24.34%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.72%	1.84%	1.74%	1.74%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	(0.62)%		(0.74)%	(0.39)%	(0.26)%	(0.20)%	0.17%

Supplemental Data:
Net assets, end of period (000’s)	$109,902		$105,750	$85,299	$94,879	$101,332	$113,508
Portfolio turnover rate(d)	4	%(b)	43%	35%	4%	87%	116%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

14 :: ProFund VP Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap seeks investment results that before fees and expenses, correspond to the performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	14%
Swap Agreements	85%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	22%
Industrial	19%
Consumer Non-cyclical	18%
Consumer Cyclical	12%
Technology	9%
Basic Materials	5%
Communications	5%
Energy	5%
Utilities	5%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $28,428,021	$28,428,000	$28,428,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,428,000)		28,428,000
TOTAL INVESTMENT SECURITIES (Cost $28,428,000)—99.2%		28,428,000
Net other assets (liabilities)—0.8%		229,262
NET ASSETS—100.0%		$28,657,262

(a)                       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $3,416,000.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/22/14 (Underlying notional amount at value $4,149,610)	29	$82,164

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	0.52%	7/28/14	$5,222,834	$23,439
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	0.42%	7/28/14	19,254,629	86,572
				$110,011

^                                  Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 15

Statement of Assets and Liabilities (unaudited)

June 30, 2014

ASSETS:
Total Investment Securities, at cost	$28,428,000
Repurchase agreements, at value	28,428,000
Total Investment Securities, at value	28,428,000
Cash	77,676
Segregated cash balances with brokers	148,915
Interest receivable	21
Unrealized gain on swap agreements	110,011
Receivable for capital shares issued	201
Variation margin on futures contracts	20,880
Prepaid expenses	410
TOTAL ASSETS	28,786,114

LIABILITIES:
Payable for capital shares redeemed	41,556
Advisory fees payable	16,015
Management services fees payable	2,135
Administration fees payable	806
Administrative services fees payable	18,645
Distribution fees payable	19,865
Trustee fees payable	9
Transfer agency fees payable	1,320
Fund accounting fees payable	1,597
Compliance services fees payable	154
Other accrued expenses	26,750
TOTAL LIABILITIES	128,852
NET ASSETS	$28,657,262

NET ASSETS CONSIST OF:
Capital	$27,533,880
Accumulated net investment income (loss)	(250,717)
Accumulated net realized gains (losses) on investments	1,181,924
Net unrealized appreciation (depreciation) on investments	192,175
NET ASSETS	$28,657,262

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	921,539
Net Asset Value (offering and redemption price per share)	$31.10

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$2,145

EXPENSES:
Advisory fees	112,884
Management services fees	15,051
Administration fees	6,471
Transfer agency fees	9,856
Administrative services fees	34,721
Distribution fees	37,628
Custody fees	4,945
Fund accounting fees	12,140
Trustee fees	428
Compliance services fees	117
Other fees	18,621
TOTAL NET EXPENSES	252,862
NET INVESTMENT INCOME (LOSS)	(250,717)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	368,576
Net realized gains (losses) on swap agreements	1,471,732
Change in net unrealized appreciation/depreciation on investments	(55,206)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,785,102

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,534,385

See accompanying notes to financial statements.

16 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(250,717)	$(366,481)
Net realized gains (losses) on investments	1,840,308	5,572,694
Change in net unrealized appreciation/depreciation on investments	(55,206)	100,969
Change in net assets resulting from operations	1,534,385	5,307,182

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(5,158,018)	(1,071,297)
Change in net assets resulting from distributions	(5,158,018)	(1,071,297)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,746,303	54,532,362
Dividends reinvested	5,158,018	1,071,297
Value of shares redeemed	(26,822,367)	(50,232,664)
Change in net assets resulting from capital transactions	4,081,954	5,370,995
Change in net assets	458,321	9,606,880

NET ASSETS:
Beginning of period	28,198,941	18,592,061
End of period	$28,657,262	$28,198,941
Accumulated net investment income (loss)	$(250,717)	$—

SHARE TRANSACTIONS:
Issued	762,010	1,753,918
Reinvested	172,856	36,095
Redeemed	(837,621)	(1,645,198)
Change in shares	97,245	144,815

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap :: 17

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$34.21		$27.36	$23.68	$27.76	$24.25	$18.25

Investment Activities:
Net investment income (loss)(a)	(0.28)		(0.51)	(0.41)	(0.43)	(0.38)	(0.35)
Net realized and unrealized gains (losses) on investments	2.24		8.73	4.09	(0.39)	5.91	6.35
Total income (loss) from investment activities	1.96		8.22	3.68	(0.82)	5.53	6.00

Distributions to Shareholders From:
Net realized gains on investments	(5.07)		(1.37)	—	(3.26)	(2.02)	—

Net Asset Value, End of Period	$31.10		$34.21	$27.36	$23.68	$27.76	$24.25

Total Return	6.35	%(b)	30.79%	15.54%	(4.18)%	(24.05)%	32.88%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.72%	1.81%	1.75%	1.71%	1.75%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	(1.67)%		(1.65)%	(1.57)%	(1.65)%	(1.57)%	(1.61)%

Supplemental Data:
Net assets, end of period (000’s)	$28,657		$28,199	$18,592	$6,610	$8,276	$11,844
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)                         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                        Not annualized for periods less than one year.

(c)                         Annualized for periods less than one year.

(d)                        Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Small-Cap seeks investment results that, before fees and expenses, correspond to the performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	11%
Swap Agreements	44%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
InterMune, Inc.	0.1%
Prosperity Bancshares, Inc.	0.1%
Aspen Technology, Inc.	0.1%
The Ultimate Software Group, Inc.	0.1%
FEI Co.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer Non-cyclical	20%
Industrial	14%
Consumer Cyclical	13%
Technology	10%
Communications	7%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (45.3%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet)	203	$1,177
1st United Bancorp, Inc. (Banks)	174	1,500
22nd Century Group, Inc.* (Agriculture)	348	1,068
8x8, Inc.* (Telecommunications)	406	3,280
AAON, Inc. (Building Materials)	116	3,888
AAR Corp. (Aerospace/Defense)	174	4,795
Abaxis, Inc. (Healthcare-Products)	87	3,855
ABIOMED, Inc.* (Healthcare-Products)	174	4,374
ABM Industries, Inc. (Commercial Services)	232	6,259
Abraxas Petroleum Corp.* (Oil & Gas)	406	2,542
Acacia Research Corp. (Commercial Services)	232	4,118
Acadia Healthcare Co., Inc.* (Healthcare-Services)	145	6,598
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	319	7,205
Acadia Realty Trust (REIT)	232	6,517
Accelerate Diagnostics, Inc.* (Healthcare-Products)	116	3,016
Acco Brands Corp.* (Household Products/Wares)	522	3,346
Accuray, Inc.* (Healthcare-Products)	348	3,062
Accuride Corp.* (Auto Parts & Equipment)	290	1,418
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	145	1,486
Aceto Corp. (Chemicals)	145	2,630
Achillion Pharmaceuticals, Inc.* (Biotechnology)	435	3,293
ACI Worldwide, Inc.* (Software)	145	8,095
Acorda Therapeutics, Inc.* (Biotechnology)	174	5,866
Actuant Corp.—Class A (Miscellaneous Manufacturing)	290	10,024
Actuate Corp.* (Software)	319	1,522
Acxiom Corp.* (Software)	319	6,919
ADTRAN, Inc. (Telecommunications)	232	5,234
Advanced Emissions Solutions, Inc.* (Environmental Control)	116	2,660
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	174	3,350
Advent Software, Inc. (Software)	203	6,612
Advisory Board Co.* (Commercial Services)	145	7,511
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	116	3,722
Aegion Corp.* (Engineering & Construction)	174	4,049
Aeropostale, Inc.* (Retail)	493	1,721
Affymetrix, Inc.* (Healthcare-Products)	348	3,101
AG Mortgage Investment Trust, Inc. (REIT)	145	2,745
Agenus, Inc.* (Biotechnology)	406	1,307
Air Methods Corp.* (Healthcare-Services)	145	7,489
Air Transport Services Group, Inc.* (Transportation)	261	2,185
Aircastle, Ltd. (Diversified Financial Services)	261	4,638
AK Steel Holding Corp.* (Iron/Steel)	580	4,617
Akorn, Inc.* (Pharmaceuticals)	261	8,677
Albany International Corp.—Class A (Machinery-Diversified)	116	4,403
Albany Molecular Research, Inc.* (Commercial Services)	116	2,334
Alexander & Baldwin, Inc. (Real Estate)	203	8,414
Alimera Sciences, Inc.* (Pharmaceuticals)	203	1,214
ALLETE, Inc. (Electric)	174	8,935
Alliance One International, Inc.* (Agriculture)	580	1,450
Allied Nevada Gold Corp.* (Mining)	551	2,072
ALON USA Energy, Inc. (Oil & Gas)	145	1,804
Alpha & Omega Semiconductor LT* (Semiconductors)	145	1,344
Alpha Natural Resources, Inc.* (Coal)	986	3,658
Altisource Residential Corp. (Real Estate)	232	6,039
Altra Holdings, Inc. (Machinery-Diversified)	116	4,221
AMAG Pharmaceuticals, Inc.* (Biotechnology)	116	2,404
Ambac Financial Group, Inc.* (Insurance)	174	4,752
Ambarella, Inc.* (Semiconductors)	116	3,617
AMC Entertainment Holdings, Inc.—Class A (Entertainment)	116	2,885
Amedisys, Inc.* (Healthcare-Services)	145	2,427
American Assets Trust, Inc. (REIT)	145	5,010
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	290	5,478
American Capital Mortgage Investment Corp. (REIT)	232	4,645
American Eagle Energy Corp.* (Oil & Gas)	232	1,390
American Eagle Outfitters, Inc. (Retail)	754	8,460

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued

	Shares	Value
American Equity Investment Life Holding Co. (Insurance)	290	$7,134
American Realty Capital Healthcare Trust (REIT)	667	7,264
American Residential Properties, Inc.* (REIT)	145	2,719
American Software, Inc.—Class A (Software)	145	1,433
American States Water Co. (Water)	174	5,782
American Vanguard Corp. (Chemicals)	145	1,917
Ameris Bancorp* (Banks)	116	2,501
Amkor Technology, Inc.* (Semiconductors)	377	4,215
AMN Healthcare Services, Inc.* (Commercial Services)	232	2,854
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	232	1,937
AmSurg Corp.* (Healthcare-Services)	145	6,608
AmTrust Financial Services, Inc. (Insurance)	116	4,850
Amyris, Inc.* (Energy-Alternate Sources)	261	974
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	145	2,571
Angie’s List, Inc.* (Internet)	203	2,424
AngioDynamics, Inc.* (Healthcare-Products)	145	2,368
Anixter International, Inc. (Telecommunications)	116	11,608
ANN, Inc.* (Retail)	174	7,158
Antares Pharma, Inc.* (Pharmaceuticals)	667	1,781
Anworth Mortgage Asset Corp. (REIT)	580	2,993
Apogee Enterprises, Inc. (Building Materials)	116	4,044
Apollo Commercial Real Estate Finance, Inc. (REIT)	203	3,347
Apollo Residential Mortgage, Inc. (REIT)	145	2,424
Applied Industrial Technologies, Inc. (Machinery-Diversified)	174	8,827
Applied Micro Circuits Corp.* (Semiconductors)	348	3,762
Approach Resources, Inc.* (Oil & Gas)	174	3,955
Aratana Therapeutics, Inc.* (Pharmaceuticals)	145	2,263
ARC Document Solutions, Inc.* (Commercial Services)	261	1,529
ArcBest Corp. (Transportation)	116	5,047
Arch Coal, Inc. (Coal)	957	3,493
Arena Pharmaceuticals, Inc.* (Biotechnology)	899	5,268
Ares Commercial Real Estate Corp. (REIT)	145	1,799
Argo Group International Holdings, Ltd. (Insurance)	116	5,929
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	696	4,434
ARMOUR Residential REIT, Inc. (REIT)	1,450	6,279
Array BioPharma, Inc.* (Pharmaceuticals)	609	2,777
Arrowhead Research Corp.* (Commercial Services)	232	3,320
Aruba Networks, Inc.* (Telecommunications)	435	7,621
Asbury Automotive Group, Inc.* (Retail)	116	7,974
Ashford Hospitality Prime, Inc. (REIT)	145	2,488
Ashford Hospitality Trust (REIT)	319	3,681
Aspen Technology, Inc.* (Software)	348	16,147
Associated Estates Realty Corp. (REIT)	261	4,703
Astoria Financial Corp. (Savings & Loans)	377	5,071
Atlantic Power Corp. (Electric)	609	2,497
Atlas Air Worldwide Holdings, Inc.* (Transportation)	116	4,275
Atricure, Inc.* (Healthcare-Products)	145	2,665
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	203	4,072
AVANIR Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	696	3,925
AVG Technologies N.V.* (Software)	174	3,503
Avista Corp. (Electric)	232	7,777
Axcelis Technologies, Inc.* (Semiconductors)	754	1,508
Axiall Corp. (Chemicals)	261	12,336
AZZ, Inc. (Miscellaneous Manufacturing)	116	5,345
B&G Foods, Inc.—Class A (Food)	203	6,636
Balchem Corp. (Chemicals)	116	6,213
Baltic Trading, Ltd. (Transportation)	290	1,734
Banc of California, Inc. (Savings & Loans)	174	1,897
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Multi-National)	145	4,302
Bancorp, Inc.* (Banks)	174	2,072
BancorpSouth, Inc. (Banks)	377	9,263
Bank Mutual Corp. (Savings & Loans)	290	1,682
Bank of the Ozarks, Inc. (Banks)	319	10,671
Bankrate, Inc.* (Internet)	290	5,087
Barnes & Noble, Inc.* (Retail)	174	3,965
Barnes Group, Inc. (Miscellaneous Manufacturing)	203	7,824
Basic Energy Services, Inc.* (Oil & Gas Services)	145	4,237
Bazaarvoice, Inc.* (Internet)	261	2,059
BBCN Bancorp, Inc. (Banks)	319	5,088
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	203	6,723
Beazer Homes USA, Inc.* (Home Builders)	116	2,434
bebe Stores, Inc. (Retail)	319	973
Belden, Inc. (Electrical Components & Equipment)	174	13,601
Benchmark Electronics, Inc.* (Electronics)	232	5,911
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	145	1,966
Berkshire Hills Bancorp, Inc. (Savings & Loans)	116	2,694
Berry Plastics Group, Inc.* (Packaging & Containers)	348	8,978
BGC Partners, Inc.—Class A (Diversified Financial Services)	725	5,394
Bill Barrett Corp.* (Oil & Gas)	203	5,436
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	319	4,067
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	203	2,450
Bio-Path Holdings, Inc.* (Pharmaceuticals)	493	1,504
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	116	3,506
BioScrip, Inc.* (Pharmaceuticals)	319	2,660
Biotelemetry, Inc.* (Healthcare-Products)	174	1,248
Biotime, Inc.* (Biotechnology)	406	1,238
BJ’s Restaurants, Inc.* (Retail)	116	4,050
Black Diamond, Inc.* (Leisure Time)	145	1,627
Black Hills Corp. (Electric)	174	10,682
Blackbaud, Inc. (Software)	174	6,219
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	203	5,729
Bloomin Brands, Inc.* (Retail)	319	7,155
Blount International, Inc.* (Miscellaneous Manufacturing)	232	3,274
Blucora, Inc.* (Internet)	203	3,831
Bob Evans Farms, Inc. (Retail)	116	5,806
Boingo Wireless, Inc.* (Internet)	174	1,188
Boise Cascade Co.* (Building Materials)	174	4,983
Bonanza Creek Energy, Inc.* (Oil & Gas)	145	8,293
Boston Private Financial Holdings, Inc. (Banks)	348	4,677
Bottomline Technologies, Inc.* (Software)	174	5,206
Boulder Brands, Inc.* (Food)	261	3,701
Boyd Gaming Corp.* (Lodging)	348	4,221
BPZ Resources, Inc.* (Oil & Gas)	638	1,965
Brady Corp.—Class A (Electronics)	203	6,064
Briggs & Stratton Corp. (Machinery-Diversified)	203	4,153
Bright Horizons Family Solutio* (Commercial Services)	116	4,981
Brightcove, Inc.* (Internet)	174	1,834
Bristow Group, Inc. (Transportation)	145	11,690

See accompanying notes to financial statements.

20  :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
BroadSoft, Inc.* (Internet)	145	$3,827
Brookline Bancorp, Inc. (Savings & Loans)	319	2,989
Brooks Automation, Inc. (Semiconductors)	319	3,436
Brown Shoe Co., Inc. (Retail)	174	4,978
Brunswick Corp. (Leisure Time)	348	14,660
Builders FirstSource, Inc.* (Building Materials)	261	1,952
Burlington Stores, Inc.* (Retail)	116	3,696
C&J Energy Services, Inc.* (Oil & Gas Services)	174	5,878
Cabot Microelectronics Corp.* (Semiconductors)	116	5,179
CACI International, Inc.*—Class A (Computers)	87	6,108
Caesars Acquisition Co.*—Class A (Investment Companies)	232	2,870
Caesars Entertainment Corp.* (Lodging)	232	4,195
Calamp Corp.* (Telecommunications)	174	3,769
Calgon Carbon Corp.* (Environmental Control)	232	5,181
California Water Service Group (Water)	203	4,913
Calix, Inc.* (Telecommunications)	232	1,898
Callaway Golf Co. (Leisure Time)	377	3,137
Callidus Software, Inc.* (Software)	232	2,770
Callon Petroleum Co.* (Oil & Gas)	203	2,365
Cambrex Corp.* (Biotechnology)	145	3,002
Campus Crest Communities, Inc. (REIT)	319	2,763
Cantel Medical Corp. (Healthcare-Products)	145	5,310
Capital Bank Financial Corp.*—Class A (Banks)	116	2,739
Capital Senior Living Corp.* (Healthcare-Services)	145	3,457
Capitol Federal Financial, Inc. (Savings & Loans)	580	7,053
Capstead Mortgage Corp. (REIT)	406	5,339
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,624	2,452
Cardinal Financial Corp. (Banks)	145	2,677
Cardiovascular System, Inc.* (Healthcare-Products)	116	3,615
Cardtronics, Inc.* (Commercial Services)	174	5,930
Career Education Corp.* (Commercial Services)	377	1,764
CareTrust REIT, Inc.* (REIT)	116	2,297
Carmike Cinemas, Inc.* (Entertainment)	116	4,075
Carrizo Oil & Gas, Inc.* (Oil & Gas)	174	12,051
Carrols Restaurant Group, Inc.* (Retail)	232	1,652
Cascade Bancorp* (Banks)	232	1,209
Casella Waste System, Inc.*—Class A (Environmental Control)	261	1,308
Casey’s General Stores, Inc. (Retail)	145	10,192
Cash America International, Inc. (Retail)	116	5,154
Cathay Bancorp, Inc. (Banks)	319	8,154
Cavium, Inc.* (Semiconductors)	203	10,080
Cbeyond, Inc.* (Telecommunications)	174	1,731
CBIZ, Inc.* (Commercial Services)	232	2,095
Ceco Environmental Corp. (Environmental Control)	116	1,808
Cedar Realty Trust, Inc. (REIT)	406	2,538
Celadon Group, Inc. (Transportation)	116	2,473
Celldex Therapeutics, Inc.* (Biotechnology)	377	6,153
Cempra, Inc.* (Pharmaceuticals)	145	1,556
Centerstate Banks, Inc. (Banks)	203	2,274
Central European Media Enterprises, Ltd.*—Class A (Media)	493	1,390
Central Garden & Pet Co.*—Class A (Household Products/Wares)	232	2,134
Century Aluminum Co.* (Mining)	232	3,638
Cenveo, Inc.* (Commercial Services)	377	1,399
Cepheid, Inc.* (Healthcare-Products)	261	12,513
Cerus Corp.* (Healthcare-Products)	435	1,805
CEVA, Inc.* (Semiconductors)	116	1,713
Chambers Street Properties (REIT)	957	7,694
Channeladvisor Corp.* (Internet)	87	2,293
Chart Industries, Inc.* (Machinery-Diversified)	116	9,599
Charter Financial Corp. (Savings & Loans)	145	1,610
Chatham Lodging Trust (REIT)	116	2,540
CHC Group, Ltd.* (Transportation)	203	1,713
Checkpoint Systems, Inc.* (Electronics)	203	2,840
Chegg, Inc.* (Internet)	348	2,450
Chemical Financial Corp. (Banks)	145	4,072
Chemocentryx, Inc.* (Pharmaceuticals)	232	1,357
Chemtura Corp.* (Chemicals)	377	9,851
Chesapeake Lodging Trust (REIT)	203	6,137
Chimerix, Inc.* (Pharmaceuticals)	116	2,545
Chiquita Brands International, Inc.* (Food)	232	2,517
Christopher & Banks Corp.* (Retail)	203	1,778
CIBER, Inc.* (Computers)	435	2,149
Ciena Corp.* (Telecommunications)	406	8,794
Cincinnati Bell, Inc.* (Telecommunications)	928	3,647
Cinedigm Corp.*—Class A (Internet)	522	1,300
Cirrus Logic, Inc.* (Semiconductors)	261	5,935
Citizens, Inc.* (Insurance)	261	1,931
Civeo Corp.* (Commercial Services)	377	9,436
Clarcor, Inc. (Miscellaneous Manufacturing)	203	12,555
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	319	3,739
Clearwater Paper Corp.* (Forest Products & Paper)	87	5,370
Cleco Corp. (Electric)	232	13,676
Clifton Bancorp, Inc. (Savings & Loans)	145	1,837
Cloud Peak Energy, Inc.* (Coal)	261	4,808
Clovis Oncology, Inc.* (Pharmaceuticals)	116	4,804
ClubCorp Holdings, Inc. (Leisure Time)	116	2,151
CNO Financial Group, Inc. (Insurance)	841	14,969
CoBiz Financial, Inc. (Banks)	203	2,186
Coeur d’Alene Mines Corp.* (Mining)	464	4,260
Cogent Communications Group, Inc. (Internet)	203	7,014
Cognex Corp.* (Machinery-Diversified)	319	12,249
Coherent, Inc.* (Electronics)	87	5,757
Cohu, Inc. (Semiconductors)	145	1,552
Colony Financial, Inc. (REIT)	377	8,754
Columbia Banking System, Inc. (Banks)	203	5,341
Comfort Systems USA, Inc. (Building Materials)	174	2,749
Commercial Metals Co. (Iron/Steel)	464	8,032
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	174	1,747
Community Bank System, Inc. (Banks)	174	6,299
CommVault Systems, Inc.* (Software)	174	8,556
Compuware Corp. (Software)	870	8,691
comScore, Inc.* (Internet)	145	5,145
Comstock Resources, Inc. (Oil & Gas)	203	5,855
Comverse, Inc.* (Telecommunications)	116	3,095
CONMED Corp. (Healthcare-Products)	116	5,121
Conn’s, Inc.* (Retail)	116	5,729
Consolidated Communications Holdings, Inc. (Telecommunications)	174	3,871
Constant Contact, Inc.* (Internet)	145	4,656
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	174	1,326
Convergys Corp. (Commercial Services)	406	8,705
Conversant, Inc.* (Internet)	261	6,629
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	261	7,830
Corcept Therapeutics, Inc.* (Pharmaceuticals)	435	1,218
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	87	3,970
Corenergy Infrastructure Trust (REIT)	203	1,504

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued

	Shares	Value
CoreSite Realty Corp. (REIT)	87	$2,877
Cornerstone OnDemand, Inc.* (Software)	203	9,342
Cousins Properties, Inc. (REIT)	783	9,748
Cowen Group, Inc.*—Class A (Diversified Financial Services)	580	2,448
Crawford & Co. (Insurance)	174	1,754
Cray, Inc.* (Computers)	174	4,628
Crocs, Inc.* (Apparel)	377	5,666
Cross Country Healthcare, Inc.* (Commercial Services)	203	1,324
Crown Media Holdings, Inc.* (Media)	319	1,158
CryoLife, Inc. (Healthcare-Products)	174	1,557
CSG Systems International, Inc. (Software)	145	3,786
CTI BioPharma Corp.* (Biotechnology)	725	2,037
CTS Corp. (Electronics)	145	2,712
CubeSmart (REIT)	551	10,093
Cubic Corp. (Aerospace/Defense)	87	3,872
CUI Global, Inc.* (Electronics)	145	1,218
Cumulus Media, Inc.*—Class A (Media)	609	4,013
Curtiss-Wright Corp. (Aerospace/Defense)	174	11,407
Customers Bancorp, Inc.* (Banks)	117	2,333
CVB Financial Corp. (Banks)	435	6,974
Cyan, Inc.* (Telecommunications)	261	1,052
Cyberonics, Inc.* (Healthcare-Products)	116	7,245
Cynosure, Inc.*—Class A (Healthcare-Products)	116	2,465
Cypress Semiconductor Corp. (Semiconductors)	638	6,961
CYS Investments, Inc. (REIT)	667	6,016
Cytokinetics, Inc.* (Biotechnology)	261	1,248
Cytori Therapeutics, Inc.* (Pharmaceuticals)	522	1,248
CytRx Corp.* (Biotechnology)	348	1,455
Daktronics, Inc. (Home Furnishings)	203	2,420
Dana Holding Corp. (Auto Parts & Equipment)	609	14,873
Darling International, Inc.* (Environmental Control)	638	13,334
DCT Industrial Trust, Inc. (REIT)	1,276	10,476
DealerTrack Holdings, Inc.* (Software)	203	9,204
Dean Foods Co. (Food)	377	6,631
del Frisco’s Restaurant Group* (Retail)	116	3,197
Delek US Holdings, Inc. (Oil & Gas)	232	6,549
Deluxe Corp. (Commercial Services)	203	11,891
Demand Media, Inc.* (Media)	290	1,398
Demandware, Inc.* (Software)	116	8,047
Dendreon Corp.* (Biotechnology)	870	2,001
Denny’s Corp.* (Retail)	406	2,647
DepoMed, Inc.* (Pharmaceuticals)	261	3,628
Derma Sciences, Inc.* (Pharmaceuticals)	145	1,676
Destination XL Group, Inc.* (Retail)	261	1,438
Dexcom, Inc.* (Healthcare-Products)	290	11,501
DHT Holdings, Inc. (Transportation)	348	2,506
Diamond Foods, Inc.* (Food)	116	3,271
Diamond Resorts International, Inc.* (Leisure Time)	145	3,374
Diamondback Energy, Inc.* (Oil & Gas)	145	12,875
DiamondRock Hospitality Co. (REIT)	754	9,666
Dice Holdings, Inc.* (Internet)	232	1,766
Digi International, Inc.* (Software)	174	1,639
Digital River, Inc.* (Software)	174	2,685
DigitalGlobe, Inc.* (Telecommunications)	290	8,061
Dime Community Bancshares, Inc. (Savings & Loans)	174	2,747
Diodes, Inc.* (Semiconductors)	145	4,199
Dorman Products, Inc.* (Auto Parts & Equipment)	116	5,721
Dot Hill Systems Corp.* (Computers)	377	1,772
Douglas Dynamics, Inc. (Auto Parts & Equipment)	116	2,044
Drew Industries, Inc. (Building Materials)	87	4,351
DSP Group, Inc.* (Semiconductors)	145	1,231
DuPont Fabros Technology, Inc. (REIT)	261	7,037
Dyax Corp.* (Pharmaceuticals)	580	5,568
Dycom Industries, Inc.* (Engineering & Construction)	145	4,540
Dynavax Technologies Corp.* (Biotechnology)	1,392	2,227
Dynegy, Inc.* (Electric)	377	13,120
Dynex Capital, Inc. (REIT)	290	2,567
E.W. Scripps Co.*—Class A (Media)	145	3,068
E2open, Inc.* (Software)	116	2,398
Eagle Bancorp, Inc.* (Banks)	116	3,915
EarthLink Holdings Corp. (Telecommunications)	551	2,050
EastGroup Properties, Inc. (REIT)	116	7,451
Ebix, Inc. (Software)	145	2,075
Echo Global Logistics, Inc.* (Transportation)	116	2,224
Education Management Corp.* (Commercial Services)	464	784
Education Realty Trust, Inc. (REIT)	493	5,295
El Paso Electric Co. (Electric)	174	6,997
Electro Scientific Industries, Inc. (Electronics)	174	1,185
Electronics for Imaging, Inc.* (Computers)	174	7,865
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	116	2,485
Ellie Mae, Inc.* (Diversified Financial Services)	116	3,611
EMCOR Group, Inc. (Engineering & Construction)	261	11,623
Emerald Oil, Inc.* (Oil & Gas)	290	2,219
Emergent Biosolutions, Inc.* (Biotechnology)	145	3,257
Emeritus Corp.* (Healthcare-Services)	145	4,589
Empire District Electric Co. (Electric)	174	4,468
Empire State Realty Trust, Inc.—Class A (REIT)	377	6,221
Employers Holdings, Inc. (Insurance)	145	3,071
Emulex Corp.* (Semiconductors)	406	2,314
Encore Capital Group, Inc.* (Diversified Financial Services)	116	5,269
Encore Wire Corp. (Electrical Components & Equipment)	87	4,266
Endocyte, Inc.* (Biotechnology)	232	1,529
Endologix, Inc.* (Healthcare-Products)	290	4,410
Endurance International Group Holdings, Inc.* (Internet)	145	2,217
Energy Recovery, Inc.* (Environmental Control)	261	1,284
Energy XXI (Bermuda), Ltd. (Oil & Gas)	377	8,909
EnerNOC, Inc.* (Electric)	145	2,748
EnerSys (Electrical Components & Equipment)	174	11,969
Ennis, Inc. (Commercial Services)	145	2,213
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	87	6,365
Entegris, Inc.* (Semiconductors)	551	7,574
Entercom Communications Corp.*—Class A (Media)	145	1,556
Entravision Communications Corp.—Class A (Media)	319	1,984
Entropic Communications, Inc.* (Semiconductors)	522	1,738
Envestnet, Inc.* (Software)	145	7,093
Enzo Biochem, Inc.* (Biotechnology)	261	1,370
EPAM Systems, Inc.* (Computers)	145	6,344
EPIQ Systems, Inc. (Software)	174	2,445
EPR Properties (REIT)	203	11,341
Equal Energy, Ltd. (Oil & Gas)	261	1,415
Equity One, Inc. (REIT)	261	6,157
Era Group, Inc.* (Transportation)	87	2,495

See accompanying notes to financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
ESCO Technologies, Inc. (Electronics)	116	$4,018
Essent Group, Ltd.* (Insurance)	174	3,496
Esterline Technologies Corp.* (Aerospace/Defense)	116	13,354
Ethan Allen Interiors, Inc. (Home Furnishings)	116	2,870
Euronet Worldwide, Inc.* (Commercial Services)	203	9,793
EverBank Financial Corp. (Savings & Loans)	377	7,600
Evercore Partners, Inc.—Class A (Diversified Financial Services)	145	8,358
EVERTEC, Inc. (Commercial Services)	261	6,327
Exact Sciences Corp.* (Biotechnology)	348	5,926
ExamWorks Group, Inc.* (Commercial Services)	145	4,601
Exar Corp.* (Semiconductors)	203	2,294
Excel Trust, Inc. (REIT)	232	3,093
EXCO Resources, Inc. (Oil & Gas)	667	3,929
Exelixis, Inc.* (Biotechnology)	899	3,048
ExlService Holdings, Inc.* (Commercial Services)	145	4,270
Express, Inc.* (Retail)	348	5,926
Exterran Holdings, Inc. (Oil & Gas Services)	232	10,438
Extreme Networks, Inc.* (Telecommunications)	493	2,189
EZCORP, Inc.*—Class A (Retail)	232	2,680
F.N.B. Corp. (Banks)	667	8,551
Fabrinet* (Miscellaneous Manufacturing)	174	3,584
Fair Isaac Corp. (Software)	145	9,245
Fairchild Semiconductor International, Inc.* (Semiconductors)	493	7,691
Fairpoint Communications, Inc.* (Telecommunications)	116	1,621
Federal Signal Corp. (Miscellaneous Manufacturing)	261	3,824
Federal-Mogul Corp.* (Auto Parts & Equipment)	145	2,933
FEI Co. (Electronics)	174	15,787
FelCor Lodging Trust, Inc. (REIT)	522	5,486
Female Health Co. (Healthcare-Products)	203	1,119
Ferro Corp.* (Chemicals)	319	4,007
Fiesta Restaurant Group, Inc.* (Retail)	116	5,384
Financial Engines, Inc. (Diversified Financial Services)	203	9,192
Finisar Corp.* (Telecommunications)	377	7,446
First American Financial Corp. (Insurance)	406	11,283
First Bancorp* (Banks)	493	2,682
First Busey Corp. (Banks)	377	2,190
First Cash Financial Services, Inc.* (Retail)	116	6,680
First Commonwealth Financial Corp. (Banks)	406	3,743
First Financial Bancorp (Banks)	261	4,492
First Financial Bankshares, Inc. (Banks)	261	8,188
First Industrial Realty Trust, Inc. (REIT)	435	8,195
First Merchants Corp. (Banks)	174	3,678
First Midwest Bancorp, Inc. (Banks)	319	5,433
First Potomac Realty Trust (REIT)	261	3,424
FirstMerit Corp. (Banks)	638	12,600
Five Below, Inc.* (Retail)	203	8,102
Five Star Quality Care, Inc.* (Healthcare-Services)	290	1,453
Flagstar BanCorp, Inc.* (Savings & Loans)	116	2,100
Fleetmatics Group PLC* (Computers)	145	4,689
Flotek Industries, Inc.* (Oil & Gas Services)	203	6,528
Fluidigm Corp.* (Electronics)	116	3,410
Flushing Financial Corp. (Savings & Loans)	145	2,980
Forest Oil Corp.* (Oil & Gas)	725	1,653
Forestar Group, Inc.* (Real Estate)	174	3,322
FormFactor, Inc.* (Semiconductors)	290	2,413
Forum Energy Technologies, Inc.* (Oil & Gas Services)	232	8,452
Forward Air Corp. (Transportation)	116	5,550
Francesca’s Holdings Corp.* (Retail)	203	2,992
Franklin Electric Co., Inc. (Hand/Machine Tools)	203	8,187
Franklin Street Properties Corp. (REIT)	377	4,743
Fred’s, Inc.—Class A (Retail)	174	2,660
Fresh Del Monte Produce, Inc. (Food)	145	4,444
Frontline, Ltd.* (Transportation)	464	1,355
FTI Consulting, Inc.* (Commercial Services)	174	6,581
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	1,073	2,575
Fuller (H.B.) Co. (Chemicals)	203	9,764
Furmanite Corp.* (Metal Fabricate/Hardware)	203	2,363
Fusion-IO, Inc.* (Computers)	464	5,243
FutureFuel Corp. (Energy-Alternate Sources)	116	1,924
FX Energy, Inc.* (Oil & Gas)	377	1,361
FXCM, Inc. (Diversified Financial Services)	203	3,037
Gain Capital Holdings, Inc. (Diversified Financial Services)	174	1,369
Galena Biopharma, Inc.* (Biotechnology)	638	1,952
GasLog, Ltd. (Transportation)	174	5,549
Gastar Exploration, Inc.* (Oil & Gas)	290	2,526
GenCorp, Inc.* (Aerospace/Defense)	261	4,985
Generac Holdings, Inc.* (Electrical Components & Equipment)	261	12,722
General Cable Corp. (Electrical Components & Equipment)	203	5,209
General Communication, Inc.*—Class A (Telecommunications)	203	2,249
Genesco, Inc.* (Retail)	87	7,145
GenMark Diagnostics, Inc.* (Healthcare-Products)	203	2,747
Gentherm, Inc.* (Auto Parts & Equipment)	145	6,445
Gentiva Health Services, Inc.* (Healthcare-Services)	145	2,184
Geron Corp.* (Biotechnology)	783	2,513
Getty Realty Corp. (REIT)	116	2,213
GFI Group, Inc. (Diversified Financial Services)	493	1,637
Gibraltar Industries, Inc.* (Building Materials)	145	2,249
Gigamon, Inc.* (Telecommunications)	116	2,220
Glacier Bancorp, Inc. (Banks)	290	8,230
Glatfelter (Forest Products & Paper)	174	4,616
Glimcher Realty Trust (REIT)	580	6,281
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	116	1,960
Global Cash Access Holdings, Inc.* (Commercial Services)	319	2,839
Global Eagle Entertainment, Inc.* (Internet)	203	2,517
Globalstar, Inc.* (Telecommunications)	1,160	4,930
Globe Specialty Metals, Inc. (Mining)	261	5,424
Globus Med, Inc.*—Class A (Healthcare-Products)	261	6,242
Glu Mobile, Inc.* (Software)	464	2,320
Gogo, Inc.* (Telecommunications)	232	4,538
Gold Resource Corp. (Mining)	261	1,321
Goodrich Petroleum Corp.* (Oil & Gas)	145	4,002
Government Properties Income Trust (REIT)	232	5,890
GrafTech International, Ltd.* (Electrical Components & Equipment)	493	5,157
Gramercy Property Trust, Inc. (REIT)	551	3,334
Grand Canyon Education, Inc.* (Commercial Services)	174	7,999
Granite Construction, Inc. (Engineering & Construction)	174	6,261
Graphic Packaging Holding Co.* (Packaging & Containers)	1,247	14,590
Gray Television, Inc.* (Media)	232	3,046

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued

	Shares		Value
Great Lakes Dredge & Dock Co.* (Commercial Services)	319		$2,549
Greatbatch, Inc.* (Healthcare-Products)	116		5,691
Green Dot Corp.*—Class A (Commercial Services)	145		2,752
Green Plains Renewable Energy (Energy-Alternate Sources)	145		4,766
Greenhill & Co., Inc. (Diversified Financial Services)	116		5,713
Greenlight Capital Re, Ltd.*—Class A (Insurance)	116		3,821
Griffon Corp. (Building Materials)	203		2,517
Group 1 Automotive, Inc. (Retail)	87		7,335
GSI Group, Inc.* (Electronics)	174		2,215
GT Advanced Technologies, Inc.* (Semiconductors)	522		9,708
GUESS?, Inc. (Retail)	261		7,047
Guidewire Software, Inc.* (Software)	261		10,612
GulfMark Offshore, Inc.—Class A (Oil & Gas Services)	116		5,241
H&E Equipment Services, Inc.* (Commercial Services)	145		5,269
Hackett Group, Inc. (Commercial Services)	203		1,212
Haemonetics Corp.* (Healthcare-Products)	203		7,162
Halcon Resources Corp.* (Oil & Gas)	1,044		7,611
Halozyme Therapeutics, Inc.* (Biotechnology)	435		4,298
Hampton Roads Bankshares, Inc.* (Banks)	522		903
Hancock Holding Co. (Banks)	319		11,267
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	145		4,560
Hanmi Financial Corp. (Banks)	145		3,057
Hannon Armstrong Sustainable I (Diversified Financial Services)	116		1,663
Harbinger Group, Inc.* (Holding Companies-Diversified)	348		4,420
Harmonic, Inc.* (Telecommunications)	435		3,245
Harsco Corp. (Miscellaneous Manufacturing)	319		8,495
Harte-Hanks, Inc. (Advertising)	261		1,877
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare-Products)	—	(a)	3
Harvest Natural Resources, Inc.* (Oil & Gas)	290		1,447
Hatteras Financial Corp. (REIT)	377		7,468
Haverty Furniture Cos., Inc. (Retail)	87		2,186
Hawaiian Holdings, Inc.* (Airlines)	203		2,783
Headwaters, Inc.* (Building Materials)	319		4,431
Healthcare Realty Trust, Inc. (REIT)	377		9,583
Healthcare Services Group, Inc. (Commercial Services)	290		8,538
HealthSouth Corp. (Healthcare-Services)	348		12,483
HealthStream, Inc.* (Internet)	116		2,819
Healthways, Inc.* (Healthcare-Services)	145		2,543
Heartland Express, Inc. (Transportation)	232		4,951
Heartland Payment Systems, Inc. (Commercial Services)	145		5,975
Hecla Mining Co. (Mining)	1,450		5,002
HEICO Corp. (Aerospace/Defense)	261		13,556
Helen of Troy, Ltd.* (Household Products/Wares)	116		7,033
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	406		10,683
Hercules Offshore, Inc.* (Oil & Gas)	754		3,031
Heritage Commerce Corp. (Banks)	145		1,185
Heritage Financial Corp. (Banks)	145		2,333
Heritage Oaks Bancorp* (Banks)	174		1,328
Herman Miller, Inc. (Office Furnishings)	232		7,016
Hersha Hospitality Trust (REIT)	841		5,643
HFF, Inc.—Class A (Real Estate)	145		5,393
Hibbett Sports, Inc.* (Retail)	116		6,284
Higher One Holdings, Inc.* (Diversified Financial Services)	319		1,215
Highwoods Properties, Inc. (REIT)	348		14,598
Hill International, Inc.* (Commercial Services)	203		1,265
Hillenbrand, Inc. (Miscellaneous Manufacturing)	261		8,514
Hilltop Holdings, Inc.* (Insurance)	290		6,165
Hittite Microwave Corp. (Semiconductors)	116		9,042
HMS Holdings Corp.* (Commercial Services)	348		7,103
HNI Corp. (Office Furnishings)	174		6,805
Home Bancshares, Inc. (Banks)	203		6,662
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	290		6,592
HomeTrust Bancshares, Inc.* (Savings & Loans)	116		1,829
Horace Mann Educators Corp. (Insurance)	174		5,441
Horizon Pharma, Inc.* (Holding Companies-Diversified)	290		4,587
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	145		6,803
Horsehead Holding Corp.* (Mining)	493		9,001
Houghton Mifflin Harcourt Co.* (Media)	435		8,335
Hovnanian Enterprises, Inc.*—Class A (Home Builders)	551		2,837
HSN, Inc. (Retail)	145		8,590
Hub Group, Inc.*—Class A (Transportation)	145		7,307
Hudson Pacific Properties, Inc. (REIT)	232		5,879
Huron Consulting Group, Inc.* (Commercial Services)	87		6,161
IBERIABANK Corp. (Banks)	116		8,026
ICG Group, Inc.* (Software)	174		3,633
Iconix Brand Group, Inc.* (Apparel)	174		7,472
IDACORP, Inc. (Electric)	203		11,739
Idenix Pharmaceuticals, Inc.* (Biotechnology)	464		11,183
Idera Pharmaceuticals, Inc.* (Biotechnology)	435		1,262
iGATE Corp.* (Computers)	145		5,277
IGI Laboratories, Inc.* (Pharmaceuticals)	232		1,232
II-VI, Inc.* (Electronics)	232		3,355
Immersion Corp.* (Computers)	174		2,213
ImmunoGen, Inc.* (Biotechnology)	377		4,467
Immunomedics, Inc.* (Biotechnology)	493		1,799
Impax Laboratories, Inc.* (Pharmaceuticals)	290		8,697
Imperva, Inc.* (Software)	116		3,037
Incontact, Inc.* (Software)	290		2,665
Independent Bank Corp. (Banks)	116		4,452
Independent Bank Corp./Mi (Banks)	145		1,866
Infinera Corp.* (Telecommunications)	522		4,802
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	232		2,956
Infoblox, Inc.* (Software)	261		3,432
Information Services Group, Inc.* (Commercial Services)	261		1,255
Inland Real Estate Corp. (REIT)	377		4,008
InnerWorkings, Inc.* (Software)	203		1,726
Innophos Holdings, Inc. (Chemicals)	87		5,009
Innospec, Inc. (Chemicals)	116		5,008
Inovio Pharmaceuticals, Inc.* (Biotechnology)	290		3,135
Inphi Corp.* (Semiconductors)	145		2,129
Insight Enterprises, Inc.* (Computers)	174		5,349
Insmed, Inc.* (Biotechnology)	174		3,477
Insperity, Inc. (Commercial Services)	116		3,828
Insulet Corp.* (Healthcare-Products)	232		9,203
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	116		5,459
Integrated Device Technology, Inc.* (Semiconductors)	522		8,070

See accompanying notes to financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Integrated Silicon Solution, Inc.* (Semiconductors)	145	$2,142
Inteliquent, Inc. (Telecommunications)	174	2,413
Intelsat SA* (Telecommunications)	145	2,732
InterDigital, Inc. (Telecommunications)	174	8,317
Interface, Inc. (Office Furnishings)	290	5,464
InterMune, Inc.* (Biotechnology)	377	16,644
Internap Network Services Corp.* (Internet)	290	2,045
International Bancshares Corp. (Banks)	232	6,264
International Rectifier Corp.* (Semiconductors)	290	8,091
International Speedway Corp.—Class A (Entertainment)	116	3,860
Intersil Corp.—Class A (Semiconductors)	522	7,804
Interval Leisure Group, Inc. (Leisure Time)	174	3,818
Intevac, Inc.* (Machinery-Diversified)	174	1,394
Intralinks Holdings, Inc.* (Internet)	232	2,062
Intrepid Potash, Inc.* (Chemicals)	232	3,888
Intrexon Corp.* (Biotechnology)	145	3,644
Invacare Corp. (Healthcare-Products)	145	2,664
InvenSense, Inc.* (Electronics)	290	6,580
Invesco Mortgage Capital, Inc. (REIT)	493	8,558
Investment Technology Group, Inc.* (Diversified Financial Services)	174	2,937
Investors Bancorp, Inc. (Savings & Loans)	1,363	15,060
Investors Real Estate Trust (REIT)	464	4,273
ION Geophysical Corp.* (Oil & Gas Services)	638	2,692
Iridium Communications, Inc.* (Telecommunications)	377	3,189
iRobot Corp.* (Home Furnishings)	116	4,750
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	464	7,113
Isis Pharmaceuticals, Inc.* (Biotechnology)	435	14,985
Isle of Capri Casinos, Inc.* (Entertainment)	174	1,489
iStar Financial, Inc.* (REIT)	348	5,213
Itron, Inc.* (Electronics)	145	5,880
ITT Educational Services, Inc.* (Commercial Services)	116	1,936
Ixia* (Telecommunications)	261	2,983
IXYS Corp. (Semiconductors)	145	1,786
j2 Global, Inc. (Computers)	174	8,851
Jack in the Box, Inc. (Retail)	145	8,677
Janus Capital Group, Inc. (Diversified Financial Services)	609	7,600
JetBlue Airways Corp.* (Airlines)	957	10,384
Jive Software, Inc.* (Software)	232	1,974
John Bean Technologies Corp. (Miscellaneous Manufacturing)	116	3,595
Journal Communications, Inc.*—Class A (Media)	232	2,058
K12, Inc.* (Commercial Services)	145	3,490
Kaman Corp.—Class A (Aerospace/Defense)	116	4,957
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	319	10,568
KB Home (Home Builders)	348	6,501
KCG Holdings, Inc.*—Class A (Diversified Financial Services)	261	3,101
Kelly Services, Inc.—Class A (Commercial Services)	145	2,490
KEMET Corp.* (Electronics)	290	1,668
Kemper Corp. (Insurance)	174	6,414
Kennedy-Wilson Holdings, Inc. (Real Estate)	290	7,778
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	377	5,798
Key Energy Services, Inc.* (Oil & Gas Services)	551	5,036
Kforce, Inc. (Commercial Services)	116	2,511
Kimball International, Inc.—Class B (Home Furnishings)	174	2,909
Kindred Healthcare, Inc. (Healthcare-Services)	232	5,359
Kite Realty Group Trust (REIT)	580	3,561
Knight Transportation, Inc. (Transportation)	232	5,515
Knightsbridge Tankers, Ltd. (Transportation)	174	2,469
Knoll, Inc. (Office Furnishings)	203	3,518
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,015	14,767
Kofax, Ltd.* (Software)	348	2,993
Kopin Corp.* (Semiconductors)	464	1,513
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	87	3,328
Korn/Ferry International* (Commercial Services)	203	5,962
Kraton Performance Polymers, Inc.* (Chemicals)	145	3,247
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	261	2,036
Krispy Kreme Doughnuts, Inc.* (Retail)	290	4,634
Kronos Worldwide, Inc. (Chemicals)	116	1,818
La Quinta Holdings, Inc.* (Lodging)	203	3,885
Laclede Group, Inc. (Gas)	145	7,040
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	580	1,827
Lakeland Bancorp, Inc. (Banks)	203	2,192
Landec Corp.* (Chemicals)	145	1,811
Lannett Co., Inc.* (Pharmaceuticals)	116	5,756
LaSalle Hotel Properties (REIT)	406	14,328
Lattice Semiconductor Corp.* (Semiconductors)	522	4,307
La-Z-Boy, Inc. (Home Furnishings)	232	5,375
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	319	2,345
Lee Enterprises, Inc.* (Media)	348	1,549
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,247	2,008
Lexington Realty Trust (REIT)	812	8,940
Libbey, Inc.* (Housewares)	116	3,090
Liberator Medical Holdings, Inc. (Pharmaceuticals)	290	1,088
Life Time Fitness, Inc.* (Leisure Time)	174	8,481
LifeLock, Inc.* (Commercial Services)	348	4,858
Ligand Phamaceuticals, Inc.*—Class B (Biotechnology)	87	5,419
Limelight Networks, Inc.* (Internet)	435	1,331
Lionbridge Technologies, Inc.* (Internet)	348	2,067
Liquidity Services, Inc.* (Internet)	145	2,285
Lithia Motors, Inc.—Class A (Retail)	87	8,184
Littelfuse, Inc. (Electrical Components & Equipment)	87	8,086
LivePerson, Inc.* (Computers)	261	2,649
LogMeIn, Inc.* (Telecommunications)	116	5,408
Louisiana-Pacific Corp.* (Building Materials)	551	8,276
LSI Industries, Inc. (Building Materials)	174	1,389
LTC Properties, Inc. (REIT)	145	5,661
Lumber Liquidators Holdings, Inc.* (Retail)	116	8,810
Luminex Corp.* (Healthcare-Products)	174	2,984
M.D.C. Holdings, Inc. (Home Builders)	174	5,270
M/I Schottenstein Homes, Inc.* (Home Builders)	116	2,815
Macatawa Bank Corp. (Banks)	232	1,176
Mack-Cali Realty Corp. (REIT)	348	7,475
MacroGenics, Inc.* (Biotechnology)	116	2,521
Magellan Health Services, Inc.* (Healthcare-Services)	116	7,220
Magnum Hunter Resources Corp.* (Oil & Gas)	812	6,658
Maiden Holdings, Ltd. (Insurance)	232	2,805
Mainsource Financial Group, Inc. (Banks)	116	2,001
Manhattan Associates, Inc.* (Computers)	290	9,985
MannKind Corp.* (Pharmaceuticals)	899	9,881

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
ManTech International Corp.—Class A (Software)	116	$3,424
Marchex, Inc.—Class B (Advertising)	174	2,091
Marin Software, Inc.* (Advertising)	145	1,707
MarineMax, Inc.* (Retail)	145	2,427
MarketAxess Holdings, Inc. (Diversified Financial Services)	145	7,839
Marketo, Inc.* (Internet)	116	3,373
Marriott Vacations Worldwide Corp.* (Entertainment)	116	6,801
Marten Transport, Ltd. (Transportation)	116	2,593
Martha Stewart Living Omnimedia, Inc.*—Class A (Media)	261	1,227
Masimo Corp.* (Healthcare-Products)	203	4,791
Masonite International Corp.* (Building Materials)	116	6,526
MasTec, Inc.* (Engineering & Construction)	261	8,044
Matador Resources Co.* (Oil & Gas)	290	8,491
Materion Corp. (Mining)	87	3,218
Matrix Service Co.* (Oil & Gas Services)	116	3,804
Matson, Inc. (Transportation)	174	4,670
Matthews International Corp.—Class A (Commercial Services)	116	4,822
MAXIMUS, Inc. (Commercial Services)	261	11,228
Maxlinear, Inc.*—Class A (Semiconductors)	174	1,752
Maxwell Technologies, Inc.* (Computers)	145	2,194
MB Financial, Inc. (Banks)	232	6,276
McDermott International, Inc.* (Oil & Gas Services)	957	7,742
McGrath Rentcorp (Commercial Services)	116	4,263
MDC Partners, Inc.—Class A (Advertising)	174	3,739
Meadowbrook Insurance Group, Inc. (Insurance)	290	2,085
MedAssets, Inc.* (Software)	261	5,961
Media General, Inc.*—Class A (Media)	232	4,763
Medical Properties Trust, Inc. (REIT)	667	8,831
Medidata Solutions, Inc.* (Software)	203	8,690
Mentor Graphics Corp. (Computers)	377	8,132
Mercury Computer Systems, Inc.* (Computers)	174	1,973
Meredith Corp. (Media)	145	7,012
Merge Healthcare, Inc.* (Healthcare-Products)	551	1,251
Meridian Bioscience, Inc. (Healthcare-Products)	174	3,591
Merit Medical Systems, Inc.* (Healthcare-Products)	203	3,065
Meritage Homes Corp.* (Home Builders)	145	6,120
Meritor, Inc.* (Auto Parts & Equipment)	406	5,294
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	435	3,171
Methode Electronics, Inc. (Electronics)	145	5,540
MGE Energy, Inc. (Electric)	145	5,729
MGIC Investment Corp.* (Insurance)	1,305	12,057
Micrel, Inc. (Semiconductors)	232	2,617
Microsemi Corp.* (Semiconductors)	377	10,089
Midstates Pete Co., Inc.* (Oil & Gas)	232	1,677
Millennial Media, Inc.* (Advertising)	435	2,171
Miller Energy Resources, Inc.* (Oil & Gas)	232	1,485
MiMedx Group, Inc.* (Healthcare-Products)	435	3,084
Minerals Technologies, Inc. (Chemicals)	145	9,509
MKS Instruments, Inc. (Semiconductors)	203	6,342
Mobile Mini, Inc. (Storage/Warehousing)	174	8,333
Modine Manufacturing Co.* (Auto Parts & Equipment)	203	3,195
ModusLink Global Solutions, Inc.* (Internet)	319	1,193
Molina Healthcare, Inc.* (Healthcare-Services)	116	5,177
Molycorp, Inc.* (Mining)	928	2,385
Momenta Pharmaceuticals, Inc.* (Biotechnology)	232	2,803
MoneyGram International, Inc.* (Commercial Services)	145	2,136
Monmouth Real Estate Investment Corp.—Class A (REIT)	261	2,620
Monolithic Power Systems, Inc. (Semiconductors)	145	6,141
Monotype Imaging Holdings, Inc. (Software)	174	4,902
Monro Muffler Brake, Inc. (Commercial Services)	116	6,170
Monster Worldwide, Inc.* (Commercial Services)	435	2,845
Montpelier Re Holdings, Ltd. (Insurance)	174	5,559
Moog, Inc.*—Class A (Aerospace/Defense)	174	12,683
Morgans Hotel Group Co.* (Lodging)	203	1,610
Move, Inc.* (Internet)	204	3,010
MSA Safety, Inc. (Machinery-Construction & Mining)	116	6,668
Mueller Industries, Inc. (Metal Fabricate/Hardware)	232	6,824
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	667	5,763
Multimedia Games Holding Co., Inc.* (Entertainment)	145	4,298
Myers Industries, Inc. (Miscellaneous Manufacturing)	145	2,913
MYR Group, Inc.* (Engineering & Construction)	116	2,938
Nanometrics, Inc.* (Semiconductors)	116	2,117
NanoViricides, Inc.* (Pharmaceuticals)	290	1,227
National Bank Holdings Corp. (Holding Companies-Diversified)	174	3,470
National CineMedia, Inc. (Entertainment)	261	4,570
National General Holdings Corp. (Insurance)	174	3,028
National Health Investors, Inc. (REIT)	145	9,071
National Penn Bancshares, Inc. (Banks)	493	5,216
Natus Medical, Inc.* (Healthcare-Products)	145	3,645
Nautilus, Inc.* (Leisure Time)	174	1,930
Navidea Biopharmaceuticals, Inc.* (Healthcare-Products)	1,015	1,502
Navigant Consulting Co.* (Commercial Services)	232	4,048
Navios Maritime Acquisition Corp. (Transportation)	493	1,829
Navios Maritime Holdings, Inc. (Transportation)	348	3,522
NBT Bancorp, Inc. (Banks)	174	4,179
NCI Building Systems, Inc.* (Building Materials)	145	2,817
Nektar Therapeutics, Inc.* (Pharmaceuticals)	522	6,692
Nelnet, Inc.—Class A (Diversified Financial Services)	87	3,604
Neogen Corp.* (Pharmaceuticals)	145	5,868
NeoStem, Inc.* (Healthcare-Services)	174	1,134
NETGEAR, Inc.* (Telecommunications)	145	5,042
NetScout Systems, Inc.* (Computers)	145	6,429
Neuralstem, Inc.* (Biotechnology)	406	1,713
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	319	4,734
NeuStar, Inc.*—Class A (Telecommunications)	232	6,037
New Jersey Resources Corp. (Gas)	174	9,946
New Media Investment Group, Inc.* (Internet)	145	2,046
New Residential Investment Corp. (REIT)	1,131	7,125
New York & Co., Inc.* (Retail)	290	1,070
New York Mortgage Trust, Inc. (REIT)	406	3,171
New York REIT, Inc. (REIT)	696	7,698
NewBridge Bancorp* (Banks)	203	1,636
Newpark Resources, Inc.* (Oil & Gas Services)	377	4,697
Newport Corp.* (Electronics)	174	3,219
NewStar Financial, Inc.* (Diversified Financial Services)	145	2,039

See accompanying notes to financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Nexstar Broadcasting Group, Inc.—Class A (Media)	116	$5,987
NIC, Inc. (Internet)	290	4,597
NMI Holdings, Inc.* (Insurance)	232	2,436
Noranda Aluminum Holding Corp. (Mining)	348	1,228
Nordic American Tankers, Ltd. (Transportation)	406	3,869
North Atlantic Drilling, Ltd. (Oil & Gas)	319	3,388
Northern Oil & Gas, Inc.* (Oil & Gas)	261	4,252
Northfield BanCorp, Inc. (Savings & Loans)	232	3,042
Northwest Bancshares, Inc. (Savings & Loans)	406	5,509
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	232	1,557
Northwest Natural Gas Co. (Gas)	116	5,469
NorthWestern Corp. (Electric)	145	7,568
Novavax, Inc.* (Biotechnology)	899	4,153
NPS Pharmaceuticals, Inc.* (Biotechnology)	406	13,417
NRG Yield, Inc. (Electric)	87	4,528
Nutrisystem, Inc. (Food)	145	2,481
NuVasive, Inc.* (Healthcare-Products)	174	6,189
NxStage Medical, Inc.* (Healthcare-Products)	261	3,751
Oclaro, Inc.* (Telecommunications)	638	1,404
Office Depot, Inc.* (Retail)	2,059	11,717
OFG Bancorp (Banks)	203	3,737
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	145	1,379
Old National Bancorp (Banks)	435	6,212
Olin Corp. (Chemicals)	319	8,587
Olympic Steel, Inc. (Metal Fabricate/Hardware)	116	2,871
OM Group, Inc. (Chemicals)	145	4,702
Omega Protein Corp.* (Pharmaceuticals)	116	1,587
Omeros Corp.* (Biotechnology)	174	3,028
Omnicell, Inc.* (Software)	145	4,163
OmniVision Technologies, Inc.* (Semiconductors)	232	5,099
Omnova Solutions, Inc.* (Chemicals)	232	2,109
On Assignment, Inc.* (Commercial Services)	203	7,221
Oncothyreon, Inc.* (Biotechnology)	464	1,503
ONE Gas, Inc. (Gas)	203	7,663
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	116	1,803
OpenTable, Inc.* (Internet)	87	9,014
Opko Health, Inc.* (Pharmaceuticals)	783	6,922
OraSure Technologies, Inc.* (Healthcare-Products)	290	2,497
Orbcomm, Inc.* (Telecommunications)	261	1,720
Orbital Sciences Corp.* (Aerospace/Defense)	232	6,856
Orbitz Worldwide, Inc.* (Internet)	261	2,323
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	522	3,226
Organovo Holdings, Inc.* (Biotechnology)	319	2,664
Orient-Express Hotels, Ltd.*—Class A (Lodging)	406	5,903
Orion Marine Group, Inc.* (Engineering & Construction)	174	1,884
Oritani Financial Corp. (Savings & Loans)	203	3,124
Otter Tail Corp. (Electric)	145	4,392
Outerwall, Inc.* (Diversified Financial Services)	87	5,163
Owens & Minor, Inc. (Distribution/Wholesale)	261	8,869
Pacific Boisciences of California, Inc.* (Biotechnology)	319	1,971
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	116	1,774
Pacific Sunwear of California, Inc.* (Retail)	464	1,104
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	145	13,319
Pain Therapeutics, Inc.* (Pharmaceuticals)	261	1,501
Papa John’s International, Inc. (Retail)	116	4,917
PAREXEL International Corp.* (Commercial Services)	232	12,258
Park Electrochemical Corp. (Electronics)	87	2,454
Park Sterling Corp. (Banks)	261	1,720
Parker Drilling Co.* (Oil & Gas)	551	3,593
Parkervision, Inc.* (Telecommunications)	783	1,159
Parkway Properties, Inc. (REIT)	290	5,989
Parsley Energy, Inc.*—Class A (Oil & Gas)	203	4,886
Pattern Energy Group, Inc. (Energy-Alternate Sources)	174	5,760
PDC Energy, Inc.* (Oil & Gas)	145	9,156
PDF Solutions, Inc.* (Software)	145	3,077
PDL BioPharma, Inc. (Biotechnology)	667	6,457
Pebblebrook Hotel Trust (REIT)	261	9,647
Pegasystems, Inc. (Software)	174	3,675
Pendrell Corp.* (Commercial Services)	1,015	1,786
Penn National Gaming, Inc.* (Entertainment)	348	4,225
Penn Virginia Corp.* (Oil & Gas)	290	4,916
Pennsylvania REIT (REIT)	290	5,458
PennyMac Mortgage Investment Trust (REIT)	290	6,363
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,015	1,908
Peregrine Semiconductor Corp.* (Semiconductors)	203	1,393
Perficient, Inc.* (Internet)	174	3,388
Performant FINL Corp.* (Commercial Services)	174	1,757
Pericom Semiconductor Corp.* (Semiconductors)	145	1,311
Pernix Therapeutics Holdings I* (Pharmaceuticals)	203	1,823
PetMed Express, Inc. (Retail)	116	1,564
PetroQuest Energy, Inc.* (Oil & Gas)	319	2,399
PGT, Inc.* (Building Materials)	261	2,211
PharMerica Corp.* (Pharmaceuticals)	145	4,146
PHH Corp.* (Commercial Services)	232	5,331
Photronics, Inc.* (Semiconductors)	290	2,494
Physicians Realty Trust (REIT)	174	2,504
PICO Holdings, Inc.* (Water)	116	2,756
Piedmont Natural Gas Co., Inc. (Gas)	290	10,850
Pier 1 Imports, Inc. (Retail)	377	5,810
Pike Electric Corp.* (Electric)	174	1,559
Pinnacle Entertainment, Inc.* (Entertainment)	232	5,842
Pinnacle Financial Partners, Inc. (Banks)	145	5,725
Pioneer Energy Services Corp.* (Oil & Gas Services)	261	4,578
Plantronics, Inc. (Telecommunications)	174	8,361
Platinum Underwriters Holdings, Ltd. (Insurance)	116	7,523
Plexus Corp.* (Electronics)	145	6,277
Plug Power, Inc.* (Energy-Alternate Sources)	754	3,529
PLX Technology, Inc.* (Semiconductors)	261	1,689
Ply Gem Holdings, Inc.* (Building Materials)	145	1,465
PMC-Sierra, Inc.* (Semiconductors)	725	5,517
PNM Resources, Inc. (Electric)	319	9,356
Polycom, Inc.* (Telecommunications)	551	6,904
PolyOne Corp. (Chemicals)	348	14,665
Polypore International, Inc.* (Miscellaneous Manufacturing)	174	8,305
Pool Corp. (Distribution/Wholesale)	174	9,841
Popeyes Louisiana Kitchen, Inc.* (Retail)	87	3,803
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	203	12,085
Portland General Electric Co. (Electric)	290	10,054
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	145	4,231
Post Holdings, Inc.* (Food)	174	8,858
Potlatch Corp. (REIT)	174	7,204
Power Integrations, Inc. (Semiconductors)	116	6,675

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
PowerSecure International, Inc.* (Electrical Components & Equipment)	145	$1,412
Pozen, Inc. (Pharmaceuticals)	174	1,449
Premiere Global Services, Inc.* (Telecommunications)	232	3,097
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	203	6,880
PRGX Global, Inc.* (Commercial Services)	203	1,297
Primerica, Inc. (Insurance)	203	9,713
Primoris Services Corp. (Pipelines)	174	5,018
PrivateBancorp, Inc. (Banks)	290	8,427
Procera Networks, Inc.* (Telecommunications)	145	1,463
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	406	1,750
Progress Software Corp.* (Software)	203	4,880
Proofpoint, Inc.* (Software)	145	5,432
PROS Holdings, Inc.* (Software)	116	3,067
Prosperity Bancshares, Inc. (Banks)	261	16,338
Prothena Corp PLC* (Biotechnology)	116	2,616
Proto Labs, Inc.* (Miscellaneous Manufacturing)	87	7,128
Provident Financial Services, Inc. (Savings & Loans)	261	4,521
PTC Therapeutics, Inc.* (Biotechnology)	116	3,032
Puma Biotechnology, Inc.* (Biotechnology)	87	5,742
QLIK Technologies, Inc.* (Software)	348	7,872
QLogic Corp.* (Semiconductors)	377	3,804
Quad Graphics, Inc. (Commercial Services)	145	3,244
Quality Distribution, Inc.* (Transportation)	145	2,155
Quality Systems, Inc. (Software)	232	3,724
Qualys, Inc.* (Computers)	87	2,233
Quanex Building Products Corp. (Building Materials)	174	3,109
Quantum Corp.* (Computers)	1,363	1,663
Quicklogic Corp.* (Semiconductors)	348	1,799
Quicksilver Resources, Inc.* (Oil & Gas)	725	1,936
Quidel Corp.* (Healthcare-Products)	145	3,206
QuinStreet, Inc.* (Internet)	261	1,438
Radian Group, Inc. (Insurance)	725	10,737
Radio One, Inc.*—Class D (Media)	232	1,144
Radnet, Inc.* (Healthcare-Services)	203	1,346
RAIT Financial Trust (REIT)	377	3,118
Rally Software Development COR* (Software)	145	1,579
Rambus, Inc.* (Semiconductors)	464	6,635
Ramco-Gershenson Properties Trust (REIT)	290	4,820
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	290	3,350
Raven Industries, Inc. (Miscellaneous Manufacturing)	145	4,805
RBC Bearings, Inc. (Metal Fabricate/Hardware)	87	5,572
RealD, Inc.* (Computers)	203	2,590
RealNetworks, Inc.* (Internet)	174	1,328
RealPage, Inc.* (Software)	232	5,215
Redwood Trust, Inc. (REIT)	348	6,776
Regis Corp. (Retail)	203	2,858
Renasant Corp. (Banks)	145	4,215
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	174	1,996
Rent-A-Center, Inc. (Commercial Services)	203	5,822
Rentech, Inc.* (Chemicals)	1,102	2,854
Repligen Corp.* (Biotechnology)	145	3,305
Repros Therapeutics, Inc.* (Pharmaceuticals)	116	2,007
Republic Airways Holdings, Inc.* (Airlines)	232	2,515
Republic First Bancorp, Inc.* (Banks)	232	1,169
Resolute Energy Corp.* (Oil & Gas)	377	3,257
Resolute Forest Products, Inc.* (Forest Products & Paper)	290	4,866
Resource Capital Corp. (REIT)	580	3,265
Resources Connection, Inc. (Commercial Services)	203	2,661
Restoration Hardware Holdings* (Retail)	116	10,795
Retail Opportunity Investments Corp. (REIT)	319	5,018
Retailmenot, Inc.* (Internet)	145	3,858
Retrophin, Inc.* (Biotechnology)	145	1,702
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	406	934
Rex Energy Corp.* (Oil & Gas)	203	3,595
Rexford Industrial Realty, Inc. (REIT)	145	2,065
Rexnord Corp.* (Metal Fabricate/Hardware)	290	8,164
RF Micro Devices, Inc.* (Telecommunications)	1,102	10,568
Rigel Pharmaceuticals, Inc.* (Biotechnology)	493	1,790
RingCentral, Inc.*—Class A (Internet)	145	2,194
RLI Corp. (Insurance)	174	7,966
RLJ Lodging Trust (REIT)	493	14,242
Roadrunner Transportation Systems, Inc.* (Transportation)	116	3,260
Rockwell Medical, Inc.* (Healthcare-Products)	203	2,434
Rofin-Sinar Technologies, Inc.* (Electronics)	145	3,486
Rosetta Resources, Inc.* (Oil & Gas)	232	12,724
Rosetta Stone, Inc.* (Software)	145	1,409
Roundy’s, Inc. (Retail)	261	1,438
Rouse Properties, Inc. (REIT)	174	2,977
RPX Corp.* (Commercial Services)	232	4,118
RSP Permian, Inc.* (Oil & Gas)	87	2,822
RTI Biologics, Inc.* (Biotechnology)	377	1,640
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	145	3,856
Rubicon Technology, Inc.* (Semiconductors)	174	1,523
Ruby Tuesday, Inc.* (Retail)	319	2,421
Ruckus Wireless, Inc.* (Telecommunications)	290	3,454
Rudolph Technologies, Inc.* (Semiconductors)	203	2,006
Rush Enterprises, Inc.*—Class A (Retail)	145	5,027
Ruth’s Hospitality Group, Inc. (Retail)	174	2,149
Ryman Hospitality Properties, Inc. (REIT)	174	8,378
S&T Bancorp, Inc. (Banks)	145	3,603
Sabra Health Care REIT, Inc. (REIT)	203	5,828
Safe Bulkers, Inc. (Transportation)	203	1,981
Safeguard Scientifics, Inc.* (Internet)	116	2,412
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	116	3,000
Saia, Inc.* (Transportation)	116	5,096
Sanchez Energy Corp.* (Oil & Gas)	174	6,541
Sanderson Farms, Inc. (Food)	87	8,456
Sandy Spring Bancorp, Inc. (Banks)	116	2,890
Sangamo Biosciences, Inc.* (Biotechnology)	290	4,428
Sanmina Corp.* (Electronics)	319	7,267
Sapiens International Corp. N.V.* (Software)	174	1,392
Sapient Corp.* (Internet)	464	7,539
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	174	5,183
ScanSource, Inc.* (Distribution/Wholesale)	116	4,417
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	116	3,024
Scholastic Corp. (Media)	116	3,954
Schulman (A.), Inc. (Chemicals)	116	4,489
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	116	5,065
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	319	1,678
Science Applications International Corp. (Computers)	174	7,684

See accompanying notes to financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Scientific Games Corp.*—Class A (Entertainment)	232	$2,580
Sciquest, Inc.* (Software)	145	2,565
Scorpio Bulkers, Inc.* (Transportation)	580	5,162
Scorpio Tankers, Inc. (Transportation)	783	7,963
SeaChange International, Inc.* (Software)	203	1,626
SEACOR Holdings, Inc.* (Oil & Gas Services)	87	7,156
Select Comfort Corp.* (Home Furnishings)	232	4,793
Select Income REIT (REIT)	145	4,298
Select Medical Holdings Corp. (Healthcare-Services)	319	4,976
Selective Insurance Group, Inc. (Insurance)	232	5,735
SemGroup Corp.—Class A (Pipelines)	174	13,720
Semtech Corp.* (Semiconductors)	261	6,825
Senomyx, Inc.* (Food)	232	2,007
Sensient Technologies Corp. (Chemicals)	203	11,311
Sequenom, Inc.* (Biotechnology)	609	2,357
ServiceSource International, Inc.* (Commercial Services)	377	2,187
SFX Entertainment, Inc.* (Commercial Services)	261	2,114
Shenandoah Telecommunications Co. (Telecommunications)	116	3,533
Ship Finance International, Ltd. (Transportation)	261	4,852
ShoreTel, Inc.* (Telecommunications)	319	2,080
Shutterfly, Inc.* (Internet)	145	6,243
Silicon Graphics International Corp.* (Computers)	203	1,953
Silicon Image, Inc.* (Semiconductors)	406	2,046
Silicon Laboratories, Inc.* (Semiconductors)	174	8,570
Silver Bay Realty Trust Corp. (REIT)	174	2,840
Silver Spring Networks, Inc.* (Computers)	174	2,319
Simpson Manufacturing Co., Inc. (Building Materials)	174	6,328
Sinclair Broadcast Group, Inc.—Class A (Media)	261	9,070
Sizmek, Inc.* (Advertising)	145	1,382
Skechers U.S.A., Inc.*—Class A (Apparel)	145	6,627
Skilled Healthcare Group, Inc.*—Class A (Healthcare-Services)	174	1,094
SkyWest, Inc. (Airlines)	232	2,835
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	232	3,373
Snyders-Lance, Inc. (Food)	203	5,371
Solazyme, Inc.* (Energy-Alternate Sources)	319	3,758
Sonic Automotive, Inc.—Class A (Retail)	174	4,642
Sonic Corp.* (Retail)	232	5,123
Sonus Networks, Inc.* (Telecommunications)	1,073	3,852
Sotheby’s—Class A (Commercial Services)	232	9,742
South Jersey Industries, Inc. (Gas)	145	8,759
South State Corp. (Banks)	87	5,307
Southwest Gas Corp. (Gas)	174	9,185
Sovran Self Storage, Inc. (REIT)	116	8,961
Spansion, Inc.*—Class A (Computers)	261	5,499
Spartan Motors, Inc. (Auto Parts & Equipment)	261	1,185
SpartanNash Co. (Food)	174	3,656
Spectranetics Corp.* (Healthcare-Products)	174	3,981
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	319	2,593
Speed Commerce, Inc.* (Distribution/Wholesale)	377	1,410
Springleaf Holdings, Inc.* (Diversified Financial Services)	116	3,010
SS&C Technologies Holdings, Inc.* (Software)	261	11,542
St. Joe Co.* (Real Estate)	261	6,637
Staar Surgical Co.* (Healthcare-Products)	174	2,923
STAG Industrial, Inc. (REIT)	203	4,874
Stage Stores, Inc. (Retail)	145	2,710
Standard Pacific Corp.* (Home Builders)	609	5,237
Starwood Waypoint Residential Trust* (REIT)	174	4,561
State Bank Finacial Corp. (Banks)	145	2,452
Steelcase, Inc.—Class A (Office Furnishings)	348	5,265
Stein Mart, Inc. (Retail)	145	2,014
STERIS Corp. (Healthcare-Products)	232	12,407
Sterling Bancorp (Savings & Loans)	348	4,176
Steven Madden, Ltd.* (Apparel)	232	7,958
Stewart Information Services Corp. (Insurance)	87	2,698
Stifel Financial Corp.* (Diversified Financial Services)	261	12,358
Stillwater Mining Co.* (Mining)	464	8,143
Stone Energy Corp.* (Oil & Gas)	232	10,855
Stoneridge, Inc.* (Electronics)	174	1,865
Strategic Hotels & Resorts, Inc.* (REIT)	957	11,206
Summit Hotel Properties, Inc. (REIT)	377	3,996
Sun Bancorp, Inc.* (Banks)	319	1,279
Sun Communities, Inc. (REIT)	174	8,672
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	87	3,532
SunCoke Energy, Inc.* (Coal)	290	6,235
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	290	1,891
Sunstone Hotel Investors, Inc. (REIT)	725	10,824
Super Micro Computer, Inc.* (Computers)	145	3,664
Superior Industries International, Inc. (Auto Parts & Equipment)	116	2,392
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	174	1,905
SUPERVALU, Inc.* (Food)	812	6,675
Susquehanna Bancshares, Inc. (Banks)	754	7,962
Swift Energy Co.* (Oil & Gas)	203	2,635
Swift Transportation Co.* (Transportation)	348	8,780
SWS Group, Inc.* (Diversified Financial Services)	203	1,478
Sykes Enterprises, Inc.* (Computers)	174	3,781
Symetra Financial Corp. (Insurance)	290	6,595
Symmetry Medical, Inc.* (Healthcare-Products)	203	1,799
Synageva BioPharma Corp.* (Biotechnology)	87	9,118
Synaptics, Inc.* (Computers)	145	13,143
Synchronoss Technologies, Inc.* (Software)	145	5,069
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	522	2,125
Synergy Resources Corp.* (Oil & Gas)	290	3,843
SYNNEX Corp.* (Software)	116	8,451
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	377	1,542
Take-Two Interactive Software, Inc.* (Software)	377	8,384
TAL International Group, Inc. (Trucking & Leasing)	145	6,432
Taminco Corp.* (Chemicals)	145	3,373
Tangoe, Inc.* (Software)	174	2,620
TASER International, Inc.* (Electronics)	232	3,086
Team Health Holdings, Inc.* (Commercial Services)	261	13,034
Team, Inc.* (Commercial Services)	87	3,569
Teekay Tankers, Ltd.—Class A (Transportation)	377	1,617
TeleCommunication Systems, Inc.*—Class A (Internet)	377	1,240
Teledyne Technologies, Inc.* (Aerospace/Defense)	145	14,090
Telenav, Inc.* (Telecommunications)	203	1,155
Tenneco, Inc.* (Auto Parts & Equipment)	232	15,243
Terreno Realty Corp. (REIT)	145	2,803
Tesco Corp. (Oil & Gas Services)	145	3,094
Tessera Technologies, Inc. (Semiconductors)	232	5,123
TETRA Tech, Inc. (Environmental Control)	261	7,177
TETRA Technologies, Inc.* (Oil & Gas Services)	348	4,099

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	116	$1,565
Texas Capital Bancshares, Inc.* (Banks)	174	9,387
Texas Industries, Inc.* (Building Materials)	87	8,035
Texas Roadhouse, Inc.—Class A (Retail)	290	7,540
Textainer Group Holdings, Ltd. (Trucking & Leasing)	87	3,360
Tg Therapeutics, Inc.* (Pharmaceuticals)	145	1,362
The Andersons, Inc. (Agriculture)	116	5,984
The Brink’s Co. (Commercial Services)	203	5,729
The Buckle, Inc. (Retail)	116	5,146
The Cato Corp.—Class A (Retail)	116	3,584
The Cheesecake Factory, Inc. (Retail)	203	9,423
The Children’s Place Retail Stores, Inc. (Retail)	87	4,318
The Corporate Executive Board Co. (Commercial Services)	145	9,892
The Ensign Group, Inc. (Healthcare-Services)	87	2,704
The Finish Line, Inc.—Class A (Retail)	203	6,037
The Fresh Market, Inc.* (Food)	174	5,824
The Geo Group, Inc. (REIT)	290	10,361
The Greenbrier Cos., Inc.* (Trucking & Leasing)	116	6,682
The KEYW Holding Corp.* (Computers)	174	2,187
The McClatchy Co.*—Class A (Media)	348	1,931
The Medicines Co.* (Biotechnology)	261	7,585
The Men’s Wearhouse, Inc. (Retail)	174	9,709
The New York Times Co.—Class A (Media)	551	8,381
The Pantry, Inc.* (Retail)	116	1,879
The Pep Boys-Manny, Moe & Jack* (Retail)	261	2,991
The Ryland Group, Inc. (Home Builders)	174	6,864
The Ultimate Software Group, Inc.* (Software)	116	16,028
TherapeuticsMD, Inc.* (Pharmaceuticals)	493	2,179
Theravance Biopharma, Inc.* (Biotechnology)	116	3,698
Theravance, Inc. (Biotechnology)	319	9,499
Thermon Group Holdings, Inc.* (Oil & Gas Services)	145	3,816
Third Point Reinsurance, Ltd.* (Insurance)	261	3,983
Thoratec Corp.* (Healthcare-Products)	232	8,088
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	377	1,493
Tile Shop Holdings, Inc.* (Retail)	145	2,217
Time, Inc.* (Media)	435	10,535
Titan International, Inc. (Auto Parts & Equipment)	203	3,414
TiVo, Inc.* (Home Furnishings)	464	5,990
Tornier N.V.* (Healthcare-Products)	145	3,390
Tower International, Inc.* (Auto Parts & Equipment)	87	3,205
TowneBank (Banks)	145	2,278
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	145	1,652
TransEnterix, Inc.* (Healthcare-Products)	232	1,169
Tredegar Corp. (Miscellaneous Manufacturing)	116	2,716
TreeHouse Foods, Inc.* (Food)	145	11,611
Tremor Video, Inc.* (Internet)	261	1,232
Trex Co., Inc.* (Building Materials)	145	4,179
Triangle Petroleum Corp.* (Oil & Gas)	319	3,748
TriMas Corp.* (Miscellaneous Manufacturing)	174	6,635
Triple-S Management Corp.* (Healthcare-Services)	116	2,080
TriQuint Semiconductor, Inc.* (Semiconductors)	667	10,544
Tristate Capital Holdings, Inc.* (Banks)	116	1,639
Tronox, Ltd. (Chemicals)	261	7,021
TrueBlue, Inc.* (Commercial Services)	174	4,797
Trulia, Inc.* (Internet)	145	6,870
TrustCo Bank Corp. (Banks)	435	2,906
Trustmark Corp. (Banks)	261	6,444
TTM Technologies, Inc.* (Electronics)	290	2,378
Tuesday Morning Corp.* (Retail)	203	3,617
Tumi Holdings, Inc.* (Household Products/Wares)	203	4,086
Tutor Perini Corp.* (Engineering & Construction)	145	4,602
Tyler Technologies, Inc.* (Software)	116	10,580
U.S. Silica Holdings, Inc. (Mining)	203	11,255
Ubiquiti Networks, Inc.* (Telecommunications)	116	5,242
UIL Holdings Corp. (Electric)	232	8,981
Ultra Clean Holdings, Inc.* (Semiconductors)	174	1,575
Ultrapetrol Bahamas, Ltd.* (Transportation)	290	861
Ultratech Stepper, Inc.* (Semiconductors)	145	3,216
UMB Financial Corp. (Banks)	145	9,192
Umpqua Holdings Corp. (Banks)	638	11,433
Unilife Corp.* (Healthcare-Products)	609	1,803
Union Bankshares Corp. (Banks)	203	5,207
Unisys Corp.* (Computers)	203	5,022
United Bankshares, Inc. (Banks)	261	8,438
United Community Banks, Inc. (Banks)	232	3,798
United Community Financial Corp.* (Savings & Loans)	348	1,437
United Financial Bancorp, Inc. (Savings & Loans)	232	3,144
United Fire Group, Inc. (Insurance)	87	2,551
United Natural Foods, Inc.* (Food)	203	13,216
United Stationers, Inc. (Distribution/Wholesale)	174	7,216
Universal American Corp. (Healthcare-Services)	232	1,933
Universal Corp. (Agriculture)	87	4,815
Universal Display Corp.* (Electrical Components & Equipment)	174	5,585
Universal Forest Products, Inc. (Building Materials)	87	4,199
Universal Insurance Holdings, Inc. (Insurance)	174	2,257
Universal Technical Institute, Inc. (Commercial Services)	145	1,760
UNS Energy Corp. (Electric)	174	10,511
Unwired Planet, Inc.* (Internet)	667	1,487
Urstadt Biddle Properties—Class A (REIT)	116	2,422
US Ecology, Inc. (Environmental Control)	87	4,259
USA Mobility, Inc. (Telecommunications)	116	1,786
UTI Worldwide, Inc.* (Transportation)	406	4,198
VAALCO Energy, Inc.* (Oil & Gas)	290	2,097
Vail Resorts, Inc. (Entertainment)	145	11,191
Valley National Bancorp (Banks)	783	7,760
ValueVision Media, Inc.*—Class A (Advertising)	290	1,447
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	174	2,815
Vantage Drilling Co.* (Oil & Gas)	1,102	2,116
Vantagesouth Bancshares, Inc.* (Banks)	174	1,035
VASCO Data Security International, Inc.* (Internet)	174	2,018
Vector Group, Ltd. (Agriculture)	261	5,397
Veeco Instruments, Inc.* (Semiconductors)	174	6,483
Vera Bradley, Inc.* (Retail)	116	2,537
Verastem, Inc.* (Biotechnology)	145	1,314
Verint Systems, Inc.* (Software)	203	9,957
Viad Corp. (Commercial Services)	116	2,765
ViaSat, Inc.* (Telecommunications)	174	10,085
ViewPoint Financial Group, Inc. (Banks)	174	4,682
Violin Memory, Inc.* (Computers)	435	1,927
VirnetX Holding Corp.* (Internet)	203	3,575
Virtusa Corp.* (Computers)	116	4,153
VistaPrint N.V.* (Commercial Services)	145	5,867
Vitacost.com, Inc.* (Internet)	203	1,271
Vitamin Shoppe, Inc.* (Retail)	116	4,990

See accompanying notes to financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Vitesse Semiconductor Corp.* (Semiconductors)	377	$1,301
VIVUS, Inc.* (Pharmaceuticals)	464	2,468
Vocera Communications, Inc.* (Computers)	145	1,914
Volcano Corp.* (Healthcare-Products)	232	4,086
Vonage Holdings Corp.* (Telecommunications)	812	3,045
Vringo, Inc.* (Telecommunications)	464	1,587
W&T Offshore, Inc. (Oil & Gas)	174	2,848
Wabash National Corp.* (Auto Manufacturers)	290	4,133
WageWorks, Inc.* (Diversified Financial Services)	145	6,990
Walter Energy, Inc. (Coal)	348	1,897
Walter Investment Management Corp.* (Diversified Financial Services)	145	4,318
Warren Resources, Inc.* (Oil & Gas)	377	2,337
Washington Federal, Inc. (Savings & Loans)	406	9,106
Washington REIT (REIT)	261	6,781
Waterstone Financial, Inc. (Savings & Loans)	174	1,985
Watsco, Inc. (Distribution/Wholesale)	87	8,940
Watts Water Technologies, Inc.—Class A (Electronics)	116	7,161
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	203	2,196
Web.com Group, Inc.* (Internet)	203	5,860
WebMD Health Corp.* (Internet)	145	7,004
Webster Financial Corp. (Banks)	348	10,976
Weight Watchers International, Inc. (Commercial Services)	145	2,925
WellCare Health Plans, Inc.* (Healthcare-Services)	174	12,991
Werner Enterprises, Inc. (Transportation)	174	4,613
WesBanco, Inc. (Banks)	116	3,601
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	232	4,631
West Corp. (Telecommunications)	174	4,663
West Pharmaceutical Services, Inc. (Healthcare-Products)	261	11,009
Westamerica Bancorp (Banks)	116	6,064
Western Alliance Bancorp* (Banks)	290	6,902
Western Asset Mortgage Capital Corp. (REIT)	203	2,877
Western Refining, Inc. (Oil & Gas)	203	7,623
WEX, Inc.* (Commercial Services)	145	15,221
WGL Holdings, Inc. (Gas)	203	8,749
Whitestone REIT (REIT)	116	1,730
Willbros Group, Inc.* (Oil & Gas Services)	203	2,507
Wilshire Bancorp, Inc. (Banks)	319	3,276
Winnebago Industries, Inc.* (Home Builders)	116	2,921
Winthrop Realty Trust (REIT)	174	2,671
Wintrust Financial Corp. (Banks)	174	8,004
WisdomTree Investments, Inc.* (Diversified Financial Services)	435	5,377
Wolverine World Wide, Inc. (Apparel)	406	10,579
Woodward, Inc. (Electronics)	261	13,096
World Wrestling Entertainment, Inc.—Class A (Media)	174	2,076
Worthington Industries, Inc. (Metal Fabricate/Hardware)	203	8,737
Wright Medical Group, Inc.* (Healthcare-Products)	203	6,374
Xcerra Corp.* (Semiconductors)	261	2,375
Xenoport, Inc.* (Pharmaceuticals)	348	1,681
XO Group, Inc.* (Internet)	145	1,772
Xoma Corp.* (Biotechnology)	464	2,130
Xoom Corp.* (Commercial Services)	145	3,822
XPO Logistics, Inc.* (Transportation)	203	5,810
YRC Worldwide, Inc.* (Transportation)	145	4,076
Zeltiq Aesthetics, Inc.* (Healthcare-Products)	261	3,965
Zep, Inc. (Chemicals)	116	2,049
ZIOPHARM Oncology, Inc.* (Biotechnology)	348	1,402
Zix Corp.* (Internet)	493	1,686
Zoe’s Kitchen, Inc.* (Retail)	116	3,988
Zumiez, Inc.* (Retail)	522	14,403
TOTAL COMMON STOCKS (Cost $4,728,873)		6,402,305

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+(b) (Biotechnology)	493	—
Leap Wireless International, Inc.*+(c) (Telecommunications)	390	983
Trius Therapeutics, Inc.*+(b) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		983

Warrant (0.0%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	95	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(d)(e) (56.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $7,936,006	$7,936,000	$7,936,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,936,000)		7,936,000
TOTAL INVESTMENT SECURITIES (Cost $12,665,856)—101.4%		14,339,288
Net other assets (liabilities)—(1.4)%		(191,937)
NET ASSETS—100.0%		$14,147,351

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of 6/30/2014, these securities represented less than 0.005% of the net assets of the Fund.
*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(c)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $534,000.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/22/14 (Underlying notional amount at value $1,544,920)	13	$35,468

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.28)%	7/28/14	$3,856,079	$11,389
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.03)%	7/28/14	2,322,085	7,397
				$18,786

^                  Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Small-Cap invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Advertising	$14,414	0.1%
Aerospace/Defense	92,591	0.6%
Agriculture	18,714	0.1%
Airlines	18,517	0.1%
Apparel	38,302	0.3%
Auto Manufacturers	4,133	NM
Auto Parts & Equipment	82,417	0.5%
Banks	397,809	2.9%
Biotechnology	252,789	1.9%
Building Materials	79,698	0.4%
Chemicals	138,168	1.0%
Coal	20,091	0.2%
Commercial Services	352,442	2.5%
Computers	151,582	1.0%
Cosmetics/Personal Care	2,485	NM
Distribution/Wholesale	51,386	0.4%
Diversified Financial Services	146,917	1.0%
Electric	145,317	1.0%
Electrical Components & Equipment	74,743	0.6%
Electronics	124,429	0.9%
Energy-Alternate Sources	30,795	0.2%
Engineering & Construction	43,941	0.3%
Entertainment	51,816	0.4%
Environmental Control	37,011	0.3%
Food	95,355	0.7%
Forest Products & Paper	32,681	0.3%
Gas	67,661	0.5%
Hand/Machine Tools	8,187	0.1%
Healthcare-Products	227,065	1.5%
Healthcare-Services	99,351	0.7%
Holding Companies-Diversified	12,477	0.1%
Home Builders	40,999	0.3%
Home Furnishings	29,107	0.2%
Household Products/Wares	16,599	NM
Housewares	3,090	NM
Insurance	170,541	1.2%
Internet	157,994	1.1%
Investment Companies	2,870	NM
Iron/Steel	15,673	0.1%
Leisure Time	39,178	0.3%
Lodging	19,814	0.2%
Machinery-Construction & Mining	6,668	NM
Machinery-Diversified	44,846	0.3%
Media	85,635	0.5%
Metal Fabricate/Hardware	49,642	0.4%
Mining	56,947	0.4%
Miscellaneous Manufacturing	112,602	0.8%
Multi-National	4,302	NM
Office Furnishings	28,068	0.2%
Oil & Gas	239,480	1.6%
Oil & Gas Services	107,481	0.8%
Packaging & Containers	23,568	0.2%
Pharmaceuticals	213,287	1.6%
Pipelines	18,738	0.1%
Real Estate	37,583	0.3%
REIT	561,017	4.0%
Retail	345,007	2.5%
Savings & Loans	95,159	0.7%
Semiconductors	250,409	1.7%
Software	311,308	2.2%
Storage/Warehousing	12,964	0.1%
Telecommunications	211,213	1.6%
Toys/Games/Hobbies	2,345	NM
Transportation	145,945	1.1%
Trucking & Leasing	16,474	0.1%
Water	13,451	0.1%
Other**	7,744,063	54.7%
Total	$14,147,351	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$12,665,856
Securities, at value	6,403,288
Repurchase agreements, at value	7,936,000
Total Investment Securities, at value	14,339,288
Cash	14,997
Segregated cash balances with brokers	75,400
Segregated cash balances with custodian	938
Dividends and interest receivable	6,860
Unrealized gain on swap agreements	18,786
Receivable for capital shares issued	88,137
Receivable for investments sold	21,522
Variation margin on futures contracts	5,850
Prepaid expenses	256
TOTAL ASSETS	14,572,034

LIABILITIES:
Payable for investments purchased	43,950
Payable for capital shares redeemed	331,662
Advisory fees payable	7,641
Management services fees payable	1,019
Administration fees payable	414
Administrative services fees payable	8,391
Distribution fees payable	8,608
Transfer agency fees payable	678
Fund accounting fees payable	820
Compliance services fees payable	87
Other accrued expenses	21,413
TOTAL LIABILITIES	424,683
NET ASSETS	$14,147,351

NET ASSETS CONSIST OF:
Capital	$12,383,693
Accumulated net investment income (loss)	(88,084)
Accumulated net realized gains (losses) on investments	124,056
Net unrealized appreciation (depreciation) on investments	1,727,686
NET ASSETS	$14,147,351

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	441,084
Net Asset Value (offering and redemption price per share)	$32.07

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$53,254
Interest	589
Foreign tax withholding	(17)
TOTAL INVESTMENT INCOME	53,826

EXPENSES:
Advisory fees	61,477
Management services fees	8,197
Administration fees	3,363
Transfer agency fees	5,098
Administrative services fees	19,891
Distribution fees	20,492
Custody fees	7,553
Fund accounting fees	11,445
Trustee fees	234
Compliance services fees	75
Other fees	10,242
Total Gross Expenses before reductions	148,067
Expenses reduced and reimbursed by the Advisor	(10,357)
TOTAL NET EXPENSES	137,710
NET INVESTMENT INCOME (LOSS)	(83,884)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	456,607
Net realized gains (losses) on futures contracts	103,397
Net realized gains (losses) on swap agreements	(201,697)
Change in net unrealized appreciation/depreciation on investments	(584,351)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(226,044)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(309,928)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 33

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(83,884)	$(218,311)
Net realized gains (losses) on investments	358,307	3,674,532
Change in net unrealized appreciation/depreciation on investments	(584,351)	1,865,903
Change in net assets resulting from operations	(309,928)	5,322,124

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,284,502)	(402,830)
Change in net assets resulting from distributions	(2,284,502)	(402,830)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,787,922	55,869,795
Dividends reinvested	2,284,502	402,830
Value of shares redeemed	(27,812,824)	(51,626,589)
Change in net assets resulting from capital transactions	(7,740,400)	4,646,036
Change in net assets	(10,334,830)	9,565,330

NET ASSETS:
Beginning of period	24,482,181	14,916,851
End of period	$14,147,351	$24,482,181
Accumulated net investment income (loss)	$(88,084)	$(4,200)

SHARE TRANSACTIONS:
Issued	485,846	1,622,304
Reinvested	74,730	12,429
Redeemed	(734,410)	(1,521,117)
Change in shares	(173,834)	113,616

See accompanying notes to financial statements.

34 :: ProFund VP Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$39.81		$29.76	$26.36	$27.94	$22.39	$17.75

Investment Activities:
Net investment income (loss)(a)	(0.19)		(0.41)	(0.27)	(0.39)	(0.31)	(0.25)
Net realized and unrealized gains (losses) on investments	0.66	(b)	11.29	4.13	(1.19)	5.86	4.89
Total income (loss) from investment activities	0.47		10.88	3.86	(1.58)	5.55	4.64

Distributions to Shareholders From:
Net realized gains on investments	(8.21)		(0.83)	(0.46)	—	—	—

Net Asset Value, End of Period	$32.07		$39.81	$29.76	$26.36	$27.94	$22.39

Total Return	2.19	%(c)	37.18%	14.75%	(5.65)%	24.79%	26.14%

Ratios to Average Net Assets:
Gross expenses(d)	1.81%		1.81%	1.98%	2.08%	2.05%	2.30%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.73	%(e)
Net investment income (loss)(d)	(1.02)%		(1.17)%	(0.94)%	(1.40)%	(1.31)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$14,147		$24,482	$14,917	$7,103	$9,078	$4,414
Portfolio turnover rate(f)	12	%(c)	31%	29%	202%	378%	840%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 35

Investment Objective: The ProFund VP Dow 30 seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	11%
Swap Agreements	89%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Financial	24%
Industrial	20%
Consumer Non-cyclical	15%
Consumer Cyclical	13%
Technology	10%
Energy	9%
Communications	7%
Basic Materials	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (81.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $4,289,003	$4,289,000	$4,289,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,289,000)		4,289,000
TOTAL INVESTMENT SECURITIES (Cost $4,289,000)—81.9%		4,289,000
Net other assets (liabilities)—18.1%		947,820
NET ASSETS—100.0%		$5,236,820

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $764,000.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 9/22/14 (Underlying notional amount at value $586,005)	7	$(18)

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	0.72%	7/28/14	$518,964	$(30)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	0.47%	7/28/14	4,120,245	(5,919)
				$(5,949)

^	Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

36 :: ProFund VP Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$4,289,000
Repurchase agreements, at value	4,289,000
Total Investment Securities, at value	4,289,000
Cash	867
Segregated cash balances with brokers	20,013
Interest receivable	3
Receivable for capital shares issued	1,164,780
Prepaid expenses	155
TOTAL ASSETS	5,474,818

LIABILITIES:
Payable for capital shares redeemed	222,677
Unrealized loss on swap agreements	5,949
Variation margin on futures contracts	814
Advisory fees payable	2,565
Management services fees payable	342
Administration fees payable	129
Administrative services fees payable	478
Distribution fees payable	2,067
Transfer agency fees payable	211
Fund accounting fees payable	255
Compliance services fees payable	47
Other accrued expenses	2,464
TOTAL LIABILITIES	237,998
NET ASSETS	$5,236,820

NET ASSETS CONSIST OF:
Capital	$6,616,151
Accumulated net investment income (loss)	(45,738)
Accumulated net realized gains (losses) on investments	(1,327,626)
Net unrealized appreciation (depreciation) on investments	(5,967)
NET ASSETS	$5,236,820

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	162,433
Net Asset Value (offering and redemption price per share)	$32.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$450

EXPENSES:
Advisory fees	20,712
Management services fees	2,762
Administration fees	1,051
Transfer agency fees	1,593
Administrative services fees	942
Distribution fees	6,904
Custody fees	4,075
Fund accounting fees	1,968
Trustee fees	56
Compliance services fees	32
Other fees	3,000
Recoupment of prior expenses reduced by the Advisor	3,093
TOTAL NET EXPENSES	46,188
NET INVESTMENT INCOME (LOSS)	(45,738)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	8,797
Net realized gains (losses) on swap agreements	(262,238)
Change in net unrealized appreciation/depreciation on investments	(9,749)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(263,190)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(308,928)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 37

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(45,738)	$(34,267)
Net realized gains (losses) on investments	(253,441)	252,012
Change in net unrealized appreciation/depreciation on investments	(9,749)	(4,074)
Change in net assets resulting from operations	(308,928)	213,671

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(163,718)	—
Change in net assets resulting from distributions	(163,718)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	193,677,488	185,426,997
Dividends reinvested	163,718	—
Value of shares redeemed	(188,777,188)	(192,956,898)
Change in net assets resulting from capital transactions	5,064,018	(7,529,901)
Change in net assets	4,591,372	(7,316,230)

NET ASSETS:
Beginning of period	645,448	7,961,678
End of period	$5,236,820	$645,448
Accumulated net investment income (loss)	$(45,738)	$—

SHARE TRANSACTIONS:
Issued	5,452,580	5,510,526
Reinvested	5,131	—
Redeemed	(5,312,635)	(5,761,129)
Change in shares	145,076	(250,603)

See accompanying notes to financial statements.

38 :: ProFund VP Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$37.19		$29.71	$27.81	$26.78	$24.30	$22.23

Investment Activities:
Net investment income (loss)(a)	(0.29)		(0.55)	(0.46)	(0.43)	(0.39)	(0.38)
Net realized and unrealized gains (losses) on investments	0.63	(b)	8.03	2.36	1.46	2.87	4.17
Total income (loss) from investment activities	0.34		7.48	1.90	1.03	2.48	3.79

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(1.72)
Net realized gains on investments	(5.29)		—	—	—	—	—
Total distributions	(5.29)		—	—	—	—	(1.72)

Net Asset Value, End of Period	$32.24		$37.19	$29.71	$27.81	$26.78	$24.30

Total Return	1.05	%(c)	25.18%	6.83%	3.85%	10.21%	17.58%

Ratios to Average Net Assets:
Gross expenses(d)	1.67%		1.70%	1.78%	1.81%	1.73%	1.99%
Net expenses(d)	1.67%		1.68%	1.68%	1.62%	1.68%	1.77	%(e)
Net investment income (loss)(d)	(1.66)%		(1.64)%	(1.58)%	(1.59)%	(1.59)%	(1.70)%

Supplemental Data:
Net assets, end of period (000’s)	$5,237		$645	$7,962	$805	$257	$423
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 39

Investment Objective: The ProFund VP NASDAQ-100 seeks investment results that, before fees and expenses, correspond to the performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Futures Contracts	15%
Swap Agreements	36%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.4%
Google, Inc.	4.1%
Microsoft Corp.	3.9%
Intel Corp.	1.8%
Amazon.com, Inc.	1.7%

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	34%
Consumer Non-cyclical	18%
Consumer Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (49.2%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,470	$99,681
Adobe Systems, Inc.* (Software)	3,120	225,763
Akamai Technologies, Inc.* (Software)	1,110	67,777
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,230	192,188
Altera Corp. (Semiconductors)	1,950	67,782
Amazon.com, Inc.* (Internet)	2,880	935,366
Amgen, Inc. (Biotechnology)	4,740	561,074
Analog Devices, Inc. (Semiconductors)	1,950	105,437
Apple Computer, Inc. (Computers)	37,650	3,498,816
Applied Materials, Inc. (Semiconductors)	7,590	171,155
Autodesk, Inc.* (Software)	1,410	79,496
Automatic Data Processing, Inc. (Commercial Services)	3,000	237,840
Avago Technologies, Ltd. (Semiconductors)	1,560	112,429
Baidu, Inc.*ADR (Internet)	1,740	325,049
Bed Bath & Beyond, Inc.* (Retail)	1,260	72,299
Biogen Idec, Inc.* (Biotechnology)	1,470	463,506
Broadcom Corp.—Class A (Semiconductors)	3,330	123,610
C.H. Robinson Worldwide, Inc. (Transportation)	930	59,325
CA, Inc. (Software)	2,760	79,322
Catamaran Corp.* (Pharmaceuticals)	1,290	56,966
Celgene Corp.* (Biotechnology)	4,980	427,682
Cerner Corp.* (Software)	2,130	109,865
Charter Communications, Inc.*—Class A (Media)	690	109,282
Check Point Software Technologies, Ltd.* (Software)	1,200	80,436
Cisco Systems, Inc. (Telecommunications)	31,980	794,703
Citrix Systems, Inc.* (Software)	1,020	63,801
Cognizant Technology Solutions Corp.* (Computers)	3,810	186,347
Comcast Corp.—Class A (Media)	13,410	719,849
Costco Wholesale Corp. (Retail)	2,760	317,842
DIRECTV*—Class A (Media)	3,150	267,782
Discovery Communications, Inc.*—Class A (Media)	930	69,080
DISH Network Corp.*—Class A (Media)	1,380	89,810
Dollar Tree, Inc.* (Retail)	1,290	70,253
eBay, Inc.* (Internet)	7,920	396,475
Equinix, Inc.* (Internet)	300	63,027
Expedia, Inc. (Internet)	720	56,707
Expeditors International of Washington, Inc. (Transportation)	1,230	54,317
Express Scripts Holding Co.* (Pharmaceuticals)	4,830	334,865
F5 Networks, Inc.* (Internet)	480	53,491
Facebook, Inc.*—Class A (Internet)	12,450	837,761
Fastenal Co. (Distribution/Wholesale)	1,860	92,051
Fiserv, Inc.* (Software)	1,560	94,099
Garmin, Ltd. (Electronics)	1,230	74,907
Gilead Sciences, Inc.* (Biotechnology)	9,600	795,935
Google, Inc.*—Class C (Internet)	2,100	1,208,087
Google, Inc.*—Class A (Internet)	1,770	1,034,867
Henry Schein, Inc.* (Healthcare-Products)	540	64,082
Illumina, Inc.* (Biotechnology)	810	144,617
Intel Corp. (Semiconductors)	31,080	960,371
Intuit, Inc. (Software)	1,770	142,538
Intuitive Surgical, Inc.* (Healthcare-Products)	240	98,832
Keurig Green Mountain, Inc. (Beverages)	1,020	127,102
KLA-Tencor Corp. (Semiconductors)	1,050	76,272
Kraft Foods Group, Inc. (Food)	3,720	223,014
Liberty Global PLC*—Class A (Media)	1,350	59,697
Liberty Media Corp.* (Media)	660	90,209
Liberty Media Holding Corp.—Interactive Series A* (Internet)	2,880	84,557
Linear Technology Corp. (Semiconductors)	1,470	69,193
Marriott International, Inc.—Class A (Lodging)	1,830	117,303
Mattel, Inc. (Toys/Games/Hobbies)	2,130	83,006
Maxim Integrated Products, Inc. (Semiconductors)	1,770	59,844
Micron Technology, Inc.* (Semiconductors)	6,690	220,436
Microsoft Corp. (Software)	51,600	2,151,720
Mondelez International, Inc.—Class A (Food)	10,560	397,161
Monster Beverage Corp.* (Beverages)	1,050	74,582
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,340	120,650
NetApp, Inc. (Computers)	2,070	75,596
Netflix, Inc.* (Internet)	360	158,616
NVIDIA Corp. (Semiconductors)	3,480	64,519
NXP Semiconductors NV* (Semiconductors)	1,560	103,241
O’Reilly Automotive, Inc.* (Retail)	660	99,396
PACCAR, Inc. (Auto Manufacturers)	2,220	139,482

See accompanying notes to financial statements.

40 :: ProFund VP NASDAQ-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Paychex, Inc. (Software)	2,280	$94,757
Priceline.com, Inc.* (Internet)	330	396,990
Qualcomm, Inc. (Semiconductors)	10,530	833,975
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	177,956
Ross Stores, Inc. (Retail)	1,320	87,292
SanDisk Corp. (Computers)	1,410	147,246
SBA Communications Corp.*—Class A (Telecommunications)	810	82,863
Seagate Technology PLC (Computers)	2,040	115,913
Sigma-Aldrich Corp. (Chemicals)	750	76,110
Sirius XM Holdings, Inc.* (Media)	37,680	130,373
Staples, Inc. (Retail)	4,050	43,902
Starbucks Corp. (Retail)	4,710	364,460
Stericycle, Inc.* (Environmental Control)	540	63,947
Symantec Corp. (Internet)	4,320	98,928
Tesla Motors, Inc.* (Auto Manufacturers)	780	187,247
Texas Instruments, Inc. (Semiconductors)	6,750	322,582
Tractor Supply Co. (Retail)	870	52,548
TripAdvisor, Inc.* (Internet)	810	88,015
Twenty-First Century Fox, Inc.—Class A (Media)	8,910	313,186
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,050	63,021
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,470	139,180
Viacom, Inc.—Class B (Media)	2,370	205,550
VimpelCom, Ltd.ADR (Telecommunications)	10,320	86,688
Vodafone Group PLCADR (Telecommunications)	3,240	108,184
Western Digital Corp. (Computers)	1,470	135,681
Whole Foods Market, Inc. (Food)	2,310	89,235
Wynn Resorts, Ltd. (Lodging)	630	130,763
Xilinx, Inc. (Semiconductors)	1,680	79,481
Yahoo!, Inc.* (Internet)	6,300	221,319
TOTAL COMMON STOCKS (Cost $8,739,791)		26,881,630

Repurchase Agreements(a)(b) (51.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $27,839,021	$27,839,000	$27,839,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,839,000)		27,839,000
TOTAL INVESTMENT SECURITIES (Cost $36,578,791)—100.2%		54,720,630
Net other assets (liabilities)—(0.2)%		(89,115)
NET ASSETS—100.0%		$54,631,515

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $2,581,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/22/14 (Underlying notional amount at value $8,375,560)	109	$109,816

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.62%	7/28/14	$8,640,750	$11,835
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.47%	7/28/14	11,086,069	15,322
				$27,157

^	Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 41

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Auto Manufacturers	$326,729	0.6%
Beverages	201,684	0.3%
Biotechnology	2,902,138	5.3%
Chemicals	76,110	0.1%
Commercial Services	300,861	0.5%
Computers	4,159,599	7.7%
Distribution/Wholesale	92,051	0.2%
Electronics	74,907	0.1%
Environmental Control	63,947	0.1%
Food	709,410	1.3%
Healthcare-Products	162,914	0.3%
Internet	5,959,255	10.8%
Lodging	248,066	0.5%
Media	2,054,818	3.8%
Pharmaceuticals	512,481	0.9%
Retail	1,107,992	2.0%
Semiconductors	3,370,327	6.2%
Software	3,289,255	6.0%
Telecommunications	1,072,438	2.1%
Toys/Games/Hobbies	83,006	0.2%
Transportation	113,642	0.2%
Other**	27,749,885	50.8%
Total	$54,631,515	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

42 :: ProFund VP NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$36,578,791
Securities, at value	26,881,630
Repurchase agreements, at value	27,839,000
Total Investment Securities, at value	54,720,630
Cash	134
Segregated cash balances with brokers	360,790
Dividends and interest receivable	11,878
Unrealized gain on swap agreements	27,157
Receivable for capital shares issued	29,808
Variation margin on futures contracts	15,805
Prepaid expenses	869
TOTAL ASSETS	55,167,071

LIABILITIES:
Payable for capital shares redeemed	391,577
Advisory fees payable	29,579
Management services fees payable	3,944
Administration fees payable	1,666
Administrative services fees payable	24,505
Distribution fees payable	23,929
Trustee fees payable	18
Transfer agency fees payable	2,729
Fund accounting fees payable	3,301
Compliance services fees payable	332
Other accrued expenses	53,976
TOTAL LIABILITIES	535,556
NET ASSETS	$54,631,515

NET ASSETS CONSIST OF:
Capital	$36,225,264
Accumulated net investment income (loss)	(212,362)
Accumulated net realized gains (losses) on investments	339,801
Net unrealized appreciation (depreciation) on investments	18,278,812
NET ASSETS	$54,631,515

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,739,325
Net Asset Value (offering and redemption price per share)	$31.41

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$270,879
Interest	2,419
TOTAL INVESTMENT INCOME	273,298

EXPENSES:
Advisory fees	221,083
Management services fees	29,477
Administration fees	12,235
Transfer agency fees	18,577
Administrative services fees	84,285
Distribution fees	73,694
Custody fees	5,568
Fund accounting fees	23,250
Trustee fees	804
Compliance services fees	324
Other fees	48,565
Total Gross Expenses before reductions	517,862
Expenses reduced and reimbursed by the Advisor	(22,637)
TOTAL NET EXPENSES	495,225
NET INVESTMENT INCOME (LOSS)	(221,927)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	187,630
Net realized gains (losses) on futures contracts	641,786
Net realized gains (losses) on swap agreements	1,811,591
Change in net unrealized appreciation/depreciation on investments	1,209,487
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,850,494

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,628,567

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 43

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(221,927)	$(388,936)
Net realized gains (losses) on investments	2,641,007	11,016,184
Change in net unrealized appreciation/depreciation on investments	1,209,487	2,829,867
Change in net assets resulting from operations	3,628,567	13,457,115

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,060,179)	—
Change in net assets resulting from distributions	(2,060,179)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	163,250,158	360,060,470
Dividends reinvested	2,060,179	—
Value of shares redeemed	(174,636,330)	(354,222,012)
Change in net assets resulting from capital transactions	(9,325,993)	5,838,458
Change in net assets	(7,757,605)	19,295,573

NET ASSETS:
Beginning of period	62,389,120	43,093,547
End of period	$54,631,515	$62,389,120
Accumulated net investment income (loss)	$(212,362)	$9,565

SHARE TRANSACTIONS:
Issued	5,359,320	13,833,434
Reinvested	67,948	—
Redeemed	(5,734,565)	(13,684,898)
Change in shares	(307,297)	148,536

See accompanying notes to financial statements.

44 :: ProFund VP NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$30.48		$22.70	$19.53	$19.25	$16.28	$10.71

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.23)	(0.21)	(0.24)	(0.19)	(0.15)
Net realized and unrealized gains (losses) on investments	2.14		8.01	3.38	0.52	3.16	5.72
Total income (loss) from investment activities	2.03		7.78	3.17	0.28	2.97	5.57

Distributions to Shareholders From:
Net realized gains on investments	(1.10)		—	—	—	—	—
Net Asset Value, End of Period	$31.41		$30.48	$22.70	$19.53	$19.25	$16.28

Total Return	6.80	%(b)	34.27%	16.23%	1.45%	18.24%	52.01%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.74%	1.82%	1.82%	1.78%	1.83%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	(0.75)%		(0.89)%	(0.93)%	(1.21)%	(1.13)%	(1.13)%

Supplemental Data:
Net assets, end of period (000’s)	$54,632		$62,389	$43,094	$45,180	$57,064	$53,746
Portfolio turnover rate(d)	2	%(b)	11%	7%	38%	28%	238%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 45

Investment Objective: The ProFund VP Large-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	5.2%
General Electric Co.	3.2%
Wells Fargo & Co.	3.0%
Chevron Corp.	3.0%
Berkshire Hathaway, Inc.	2.7%

S&P 500 Value Index — Composition

% of Index
Financial	23%
Consumer Non-cyclical	18%
Energy	16%
Industrial	10%
Consumer Cyclical	9%
Communications	8%
Technology	7%
Utilities	6%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	5,566	$227,649
Accenture PLC—Class A (Computers)	1,089	88,035
ACE, Ltd. (Insurance)	1,210	125,477
Aetna, Inc. (Healthcare-Services)	1,331	107,917
AFLAC, Inc. (Insurance)	1,694	105,452
Agilent Technologies, Inc. (Electronics)	363	20,851
AGL Resources, Inc. (Gas)	484	26,635
Air Products & Chemicals, Inc. (Chemicals)	363	46,689
Airgas, Inc. (Chemicals)	121	13,178
Alcoa, Inc. (Mining)	4,356	64,861
Allegheny Technologies, Inc. (Iron/Steel)	363	16,371
Allegion PLC (Electronics)	242	13,717
Allstate Corp. (Insurance)	1,573	92,367
Altera Corp. (Semiconductors)	726	25,236
Altria Group, Inc. (Agriculture)	3,509	147,167
Ameren Corp. (Electric)	847	34,625
American Electric Power, Inc. (Electric)	1,815	101,223
American International Group, Inc. (Insurance)	5,324	290,584
AmerisourceBergen Corp. (Pharmaceuticals)	484	35,167
Anadarko Petroleum Corp. (Oil & Gas)	847	92,721
Analog Devices, Inc. (Semiconductors)	605	32,712
Apache Corp. (Oil & Gas)	1,452	146,100
Apartment Investment & Management Co.—Class A (REIT)	242	7,809
Applied Materials, Inc. (Semiconductors)	1,936	43,657
Archer-Daniels-Midland Co. (Agriculture)	2,420	106,746
Assurant, Inc. (Insurance)	242	15,863
AT&T, Inc. (Telecommunications)	19,239	680,291
AutoNation, Inc.* (Retail)	242	14,443
Avago Technologies, Ltd. (Semiconductors)	363	26,161
AvalonBay Communities, Inc. (REIT)	242	34,410
Avery Dennison Corp. (Household Products/Wares)	363	18,604
Avon Products, Inc. (Cosmetics/Personal Care)	968	14,142
Baker Hughes, Inc. (Oil & Gas Services)	1,573	117,111
Ball Corp. (Packaging & Containers)	242	15,168
Bank of America Corp. (Banks)	38,962	598,846
Bank of New York Mellon Corp. (Banks)	4,235	158,728
Baxter International, Inc. (Healthcare-Products)	968	69,986
BB&T Corp. (Banks)	2,662	104,963
Bemis Co., Inc. (Packaging & Containers)	363	14,760
Berkshire Hathaway, Inc.*—Class B (Insurance)	6,655	842,256
Best Buy Co., Inc. (Retail)	484	15,009
Boston Properties, Inc. (REIT)	242	28,600
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,178	105,655
Broadcom Corp.—Class A (Semiconductors)	2,057	76,356
Brown-Forman Corp.—Class B (Beverages)	242	22,789
C.H. Robinson Worldwide, Inc. (Transportation)	605	38,593
CA, Inc. (Software)	363	10,433
Cablevision Systems Corp. NY—Class A (Media)	847	14,950
Cameron International Corp.* (Oil & Gas Services)	726	49,157
Campbell Soup Co. (Food)	363	16,629
Capital One Financial Corp. (Banks)	2,178	179,903
Cardinal Health, Inc. (Pharmaceuticals)	1,210	82,958
CareFusion Corp.* (Healthcare-Products)	484	21,465
CarMax, Inc.* (Retail)	363	18,880
Carnival Corp.—Class A (Leisure Time)	1,573	59,223
Caterpillar, Inc. (Machinery-Construction & Mining)	2,299	249,832
CBRE Group, Inc.*—Class A (Real Estate)	363	11,631
CenterPoint Energy, Inc. (Gas)	1,573	40,174
CenturyLink, Inc. (Telecommunications)	2,178	78,844
CF Industries Holdings, Inc. (Chemicals)	121	29,104
Chesapeake Energy Corp. (Oil & Gas)	968	30,085
Chevron Corp. (Oil & Gas)	7,018	916,200
Cimarex Energy Co. (Oil & Gas)	121	17,359
Cincinnati Financial Corp. (Insurance)	605	29,064
Cisco Systems, Inc. (Telecommunications)	18,997	472,075
Citigroup, Inc. (Banks)	6,050	284,955
Citrix Systems, Inc.* (Software)	242	15,137
Clorox Co. (Household Products/Wares)	242	22,119
CME Group, Inc. (Diversified Financial Services)	1,210	85,849
CMS Energy Corp. (Electric)	968	30,153
Coach, Inc. (Retail)	363	12,411
Coca-Cola Co. (Beverages)	4,719	199,897
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,210	82,498

See accompanying notes to financial statements.

46 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Computer Sciences Corp. (Computers)	484		$30,589
ConAgra Foods, Inc. (Food)	1,573		46,687
ConocoPhillips (Oil & Gas)	4,598		394,187
CONSOL Energy, Inc. (Coal)	847		39,021
Consolidated Edison, Inc. (Electric)	1,089		62,879
Corning, Inc. (Telecommunications)	4,840		106,238
Costco Wholesale Corp. (Retail)	1,573		181,147
Covidien PLC (Healthcare-Products)	847		76,383
CSX Corp. (Transportation)	1,331		41,008
Cummins, Inc. (Machinery-Diversified)	242		37,338
CVS Caremark Corp. (Retail)	4,356		328,312
D.R. Horton, Inc. (Home Builders)	1,089		26,767
Darden Restaurants, Inc. (Retail)	484		22,395
DaVita, Inc.* (Healthcare-Services)	242		17,501
Deere & Co. (Machinery-Diversified)	1,331		120,522
Delphi Automotive PLC (Auto Parts & Equipment)	605		41,588
Denbury Resources, Inc. (Oil & Gas)	1,331		24,570
DENTSPLY International, Inc. (Healthcare-Products)	242		11,459
Devon Energy Corp. (Oil & Gas)	1,452		115,289
Diamond Offshore Drilling, Inc. (Oil & Gas)	242		12,010
Dollar General Corp.* (Retail)	605		34,703
Dominion Resources, Inc. (Electric)	1,089		77,885
Dover Corp. (Miscellaneous Manufacturing)	242		22,010
Dr. Pepper Snapple Group, Inc. (Beverages)	363		21,265
DTE Energy Co. (Electric)	605		47,111
Duke Energy Corp. (Electric)	2,662		197,494
E*TRADE Financial Corp.* (Diversified Financial Services)	484		10,290
E.I. du Pont de Nemours & Co. (Chemicals)	1,452		95,019
Eaton Corp. (Miscellaneous Manufacturing)	968		74,710
eBay, Inc.* (Internet)	1,452		72,687
Edison International (Electric)	1,210		70,313
Edwards Lifesciences Corp.* (Healthcare-Products)	121		10,387
Eli Lilly & Co. (Pharmaceuticals)	3,630		225,677
EMC Corp. (Computers)	7,623		200,790
Emerson Electric Co. (Electrical Components & Equipment)	968		64,236
Ensco PLCADR—Class A (Oil & Gas)	847		47,068
Entergy Corp. (Electric)	605		49,664
Equity Residential (REIT)	726		45,738
Essex Property Trust, Inc. (REIT)	121		22,374
Exelon Corp. (Electric)	3,146		114,766
Expedia, Inc. (Internet)	121		9,530
Expeditors International of Washington, Inc. (Transportation)	363		16,030
Express Scripts Holding Co.* (Pharmaceuticals)	2,904		201,334
Exxon Mobil Corp. (Oil & Gas)	15,972		1,608,062
F5 Networks, Inc.* (Internet)	121		13,484
Family Dollar Stores, Inc. (Retail)	363		24,009
FedEx Corp. (Transportation)	484		73,268
First Horizon National Corp. (Banks)	—	(a)	6
FirstEnergy Corp. (Electric)	1,573		54,615
FLIR Systems, Inc. (Electronics)	121		4,202
Fluor Corp. (Engineering & Construction)	605		46,524
Ford Motor Co. (Auto Manufacturers)	14,641		252,411
Forest Laboratories, Inc.* (Pharmaceuticals)	472		46,728
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,872		141,327
Frontier Communications Corp. (Telecommunications)	3,751		21,906
GameStop Corp.—Class A (Retail)	242		9,794
Gannett Co., Inc. (Media)	847		26,520
Garmin, Ltd. (Electronics)	242		14,738
General Dynamics Corp. (Aerospace/Defense)	605		70,513
General Electric Co. (Miscellaneous Manufacturing)	37,147		976,223
General Growth Properties, Inc. (REIT)	1,089		25,657
General Mills, Inc. (Food)	968		50,859
General Motors Co. (Auto Manufacturers)	4,840		175,692
Genuine Parts Co. (Distribution/Wholesale)	363		31,871
Genworth Financial, Inc.*—Class A (Insurance)	1,815		31,581
H & R Block, Inc. (Commercial Services)	363		12,168
Harris Corp. (Telecommunications)	242		18,332
Hartford Financial Services Group, Inc. (Insurance)	1,694		60,662
Hasbro, Inc. (Toys/Games/Hobbies)	242		12,838
HCP, Inc. (REIT)	1,694		70,098
Health Care REIT, Inc. (REIT)	363		22,749
Hess Corp. (Oil & Gas)	968		95,726
Hewlett-Packard Co. (Computers)	6,897		232,291
Honeywell International, Inc. (Electronics)	968		89,976
Hormel Foods Corp. (Food)	242		11,943
Hospira, Inc.* (Healthcare-Products)	363		18,647
Host Hotels & Resorts, Inc. (REIT)	968		21,306
Hudson City Bancorp, Inc. (Savings & Loans)	1,815		17,841
Humana, Inc. (Healthcare-Services)	605		77,271
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	605		52,974
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	363		22,691
Integrys Energy Group, Inc. (Electric)	242		17,213
Intel Corp. (Semiconductors)	18,513		572,053
International Business Machines Corp. (Computers)	1,936		350,938
International Flavors & Fragrances, Inc. (Chemicals)	121		12,618
International Paper Co. (Forest Products & Paper)	1,573		79,390
Iron Mountain, Inc. (Commercial Services)	363		12,868
J.P. Morgan Chase & Co. (Banks)	14,036		808,753
Jabil Circuit, Inc. (Electronics)	726		15,173
Jacobs Engineering Group, Inc.* (Engineering & Construction)	484		25,788
Johnson & Johnson (Pharmaceuticals)	4,356		455,724
Joy Global, Inc. (Machinery-Construction & Mining)	363		22,354
Juniper Networks, Inc.* (Telecommunications)	1,815		44,540
Kellogg Co. (Food)	484		31,799
Kimberly-Clark Corp. (Household Products/Wares)	605		67,288
Kimco Realty Corp. (REIT)	847		19,464
Kohls Corp. (Retail)	726		38,246
Kroger Co. (Food)	1,936		95,696
L Brands, Inc. (Retail)	363		21,294
L-3 Communications Holdings, Inc. (Aerospace/Defense)	363		43,832
Laboratory Corp. of America Holdings* (Healthcare-Services)	121		12,390
Lam Research Corp. (Semiconductors)	242		16,354
Legg Mason, Inc. (Diversified Financial Services)	363		18,626
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	484		16,592
Lennar Corp.—Class A (Home Builders)	363		15,239
Leucadia National Corp. (Holding Companies-Diversified)	605		15,863

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 47

Common Stocks, continued

	Shares	Value
Lincoln National Corp. (Insurance)	484	$24,897
Linear Technology Corp. (Semiconductors)	363	17,086
Lockheed Martin Corp. (Aerospace/Defense)	363	58,345
Loews Corp. (Insurance)	1,089	47,927
Lowe’s Cos., Inc. (Retail)	1,452	69,681
M&T Bank Corp. (Banks)	484	60,040
Macy’s, Inc. (Retail)	1,331	77,225
Marathon Oil Corp. (Oil & Gas)	2,541	101,437
Marathon Petroleum Corp. (Oil & Gas)	605	47,232
Marriott International, Inc.—Class A (Lodging)	363	23,288
Marsh & McLennan Cos., Inc. (Insurance)	726	37,621
Masco Corp. (Building Materials)	484	10,745
Mattel, Inc. (Toys/Games/Hobbies)	484	18,862
McCormick & Co., Inc. (Food)	242	17,325
McDonald’s Corp. (Retail)	1,573	158,463
McGraw Hill Financial, Inc. (Commercial Services)	363	30,140
McKesson Corp. (Pharmaceuticals)	484	90,126
MeadWestvaco Corp. (Forest Products & Paper)	605	26,777
Medtronic, Inc. (Healthcare-Products)	1,573	100,295
Merck & Co., Inc. (Pharmaceuticals)	5,687	328,993
MetLife, Inc. (Insurance)	4,114	228,574
Molson Coors Brewing Co.—Class B (Beverages)	605	44,867
Mondelez International, Inc.—Class A (Food)	6,292	236,641
Morgan Stanley Dean Witter & Co. (Banks)	5,203	168,213
Motorola Solutions, Inc. (Telecommunications)	484	32,220
Murphy Oil Corp. (Oil & Gas)	605	40,220
Nabors Industries, Ltd. (Oil & Gas)	968	28,430
NASDAQ Stock Market, Inc. (Diversified Financial Services)	484	18,692
National Oilwell Varco, Inc. (Oil & Gas Services)	847	69,750
Navient Corp. (Diversified Financial Services)	968	17,143
Neilsen Holdings N.V. (Media)	484	23,430
NetApp, Inc. (Computers)	363	13,257
Newell Rubbermaid, Inc. (Housewares)	484	14,999
Newfield Exploration Co.* (Oil & Gas)	242	10,696
Newmont Mining Corp. (Mining)	1,815	46,174
NextEra Energy, Inc. (Electric)	1,573	161,202
NiSource, Inc. (Gas)	1,210	47,601
Noble Corp. (Oil & Gas)	968	32,486
Nordstrom, Inc. (Retail)	242	16,439
Northeast Utilities System (Electric)	1,210	57,197
Northern Trust Corp. (Banks)	847	54,386
Northrop Grumman Corp. (Aerospace/Defense)	484	57,901
NRG Energy, Inc. (Electric)	1,210	45,012
Nucor Corp. (Iron/Steel)	1,210	59,593
NVIDIA Corp. (Semiconductors)	1,089	20,190
Occidental Petroleum Corp. (Oil & Gas)	1,573	161,437
ONEOK, Inc. (Pipelines)	726	49,426
Oracle Corp. (Software)	5,808	235,398
Owens-Illinois, Inc.* (Packaging & Containers)	242	8,383
Pall Corp. (Miscellaneous Manufacturing)	121	10,332
Parker Hannifin Corp. (Miscellaneous Manufacturing)	242	30,427
Patterson Cos., Inc. (Healthcare-Products)	363	14,342
Paychex, Inc. (Software)	363	15,086
Peabody Energy Corp. (Coal)	968	15,827
Pentair PLC (Miscellaneous Manufacturing)	242	17,453
People’s United Financial, Inc. (Savings & Loans)	605	9,178
Pepco Holdings, Inc. (Electric)	968	26,601
PepsiCo, Inc. (Beverages)	2,420	216,202
PerkinElmer, Inc. (Electronics)	242	11,335
PetSmart, Inc. (Retail)	121	7,236
Pfizer, Inc. (Pharmaceuticals)	12,100	359,128
PG&E Corp. (Electric)	1,694	81,346
Philip Morris International, Inc. (Agriculture)	2,541	214,232
Phillips 66 (Oil & Gas)	2,057	165,445
Pinnacle West Capital Corp. (Electric)	363	20,996
Plum Creek Timber Co., Inc. (REIT)	242	10,914
PNC Financial Services Group (Banks)	1,936	172,401
PPL Corp. (Electric)	2,299	81,683
Praxair, Inc. (Chemicals)	484	64,295
Principal Financial Group, Inc. (Insurance)	484	24,432
Procter & Gamble Co. (Cosmetics/Personal Care)	4,961	389,885
Progressive Corp. (Insurance)	2,057	52,166
Prologis, Inc. (REIT)	726	29,831
Public Service Enterprise Group, Inc. (Electric)	1,815	74,034
Public Storage, Inc. (REIT)	242	41,467
PulteGroup, Inc. (Home Builders)	1,210	24,394
PVH Corp. (Retail)	121	14,109
QEP Resources, Inc. (Oil & Gas)	726	25,047
Quanta Services, Inc.* (Commercial Services)	484	16,737
Quest Diagnostics, Inc. (Healthcare-Services)	484	28,406
Ralph Lauren Corp. (Apparel)	121	19,443
Raytheon Co. (Aerospace/Defense)	605	55,811
Regions Financial Corp. (Banks)	2,541	26,985
Republic Services, Inc. (Environmental Control)	968	36,755
Reynolds American, Inc. (Agriculture)	605	36,512
Rockwell Collins, Inc. (Aerospace/Defense)	242	18,910
Roper Industries, Inc. (Machinery-Diversified)	121	17,667
Rowan Cos. PLC—Class A (Oil & Gas)	484	15,454
Ryder System, Inc. (Transportation)	242	21,318
SCANA Corp. (Electric)	484	26,044
Sempra Energy (Gas)	847	88,690
Sigma-Aldrich Corp. (Chemicals)	242	24,558
Simon Property Group, Inc. (REIT)	484	80,479
Snap-on, Inc. (Hand/Machine Tools)	121	14,341
Southern Co. (Electric)	3,267	148,257
Southwestern Energy Co.* (Oil & Gas)	605	27,521
Spectra Energy Corp. (Pipelines)	1,331	56,541
Stanley Black & Decker, Inc. (Hand/Machine Tools)	605	53,131
Staples, Inc. (Retail)	2,420	26,233
State Street Corp. (Banks)	726	48,831
SunTrust Banks, Inc. (Banks)	1,936	77,556
Symantec Corp. (Internet)	1,210	27,709
Sysco Corp. (Food)	2,178	81,566
Target Corp. (Retail)	2,299	133,227
TE Connectivity, Ltd. (Electronics)	605	37,413
TECO Energy, Inc. (Electric)	726	13,416
Tenet Healthcare Corp.* (Healthcare-Services)	242	11,359
Teradata Corp.* (Computers)	242	9,728
Tesoro Petroleum Corp. (Oil & Gas)	484	28,396
Texas Instruments, Inc. (Semiconductors)	1,573	75,174
The ADT Corp. (Commercial Services)	605	21,139
The AES Corp. (Electric)	2,420	37,631
The Chubb Corp. (Insurance)	847	78,068
The Dow Chemical Co. (Chemicals)	4,477	230,385
The Gap, Inc. (Retail)	363	15,090
The Goldman Sachs Group, Inc. (Banks)	1,573	263,383
The Home Depot, Inc. (Retail)	1,815	146,941
The JM Smucker Co.—Class A (Food)	242	25,790
The Mosaic Co. (Chemicals)	1,210	59,835
The Travelers Cos., Inc. (Insurance)	1,331	125,207
The Williams Cos., Inc. (Pipelines)	1,452	84,521

See accompanying notes to financial statements.

48 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Time Warner, Inc. (Media)	1,452	$102,003
Transocean, Ltd. (Oil & Gas)	1,210	54,486
Twenty-First Century Fox, Inc.—Class A (Media)	3,146	110,582
Tyco International, Ltd. (Electronics)	847	38,623
Tyson Foods, Inc.—Class A (Food)	968	36,339
U.S. Bancorp (Banks)	3,146	136,285
United States Steel Corp. (Iron/Steel)	484	12,603
United Technologies Corp. (Aerospace/Defense)	1,331	153,664
UnitedHealth Group, Inc. (Healthcare-Services)	3,630	296,754
UnumProvident Corp. (Insurance)	968	33,648
Urban Outfitters, Inc.* (Retail)	121	4,097
Valero Energy Corp. (Oil & Gas)	1,936	96,994
Varian Medical Systems, Inc.* (Healthcare-Products)	121	10,060
Ventas, Inc. (REIT)	605	38,781
Verizon Communications, Inc. (Telecommunications)	7,381	361,152
Vornado Realty Trust (REIT)	363	38,743
Vulcan Materials Co. (Building Materials)	242	15,428
Walgreen Co. (Retail)	1,694	125,576
Wal-Mart Stores, Inc. (Retail)	5,929	445,090
Walt Disney Co. (Media)	1,936	165,992
Waste Management, Inc. (Environmental Control)	726	32,474
Waters Corp.* (Electronics)	121	12,638
WellPoint, Inc. (Healthcare-Services)	1,089	117,187
Wells Fargo & Co. (Banks)	17,787	934,884
Western Union Co. (Commercial Services)	726	12,589
Weyerhaeuser Co. (REIT)	2,178	72,070
Whirlpool Corp. (Home Furnishings)	242	33,691
Whole Foods Market, Inc. (Food)	484	18,697
Windstream Holdings, Inc. (Telecommunications)	2,178	21,693
Wisconsin Energy Corp. (Electric)	847	39,741
Xcel Energy, Inc. (Electric)	1,815	58,497
Xerox Corp. (Office/Business Equipment)	3,993	49,673
Xilinx, Inc. (Semiconductors)	484	22,898
XL Group PLC (Insurance)	968	31,683
Xylem, Inc. (Machinery-Diversified)	242	9,457
YUM! Brands, Inc. (Retail)	605	49,126
Zimmer Holdings, Inc. (Healthcare-Products)	242	25,134
Zions Bancorp (Banks)	363	10,698
Zoetis, Inc. (Pharmaceuticals)	605	19,523
TOTAL COMMON STOCKS (Cost $21,997,345)		30,808,931
TOTAL INVESTMENT SECURITIES (Cost $21,997,345)—100.3%		30,808,931
Net other assets (liabilities)—(0.3)%		(99,076)
NET ASSETS—100.0%		$30,709,855

*	Non-income producing security
(a)	Number of shares is less than 0.50
ADR	American Depositary Receipt

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$458,976	1.5%
Agriculture	504,657	1.6%
Apparel	19,443	0.1%
Auto Manufacturers	428,103	1.4%
Auto Parts & Equipment	41,588	0.1%
Banks	4,089,816	13.4%
Beverages	505,020	1.6%
Building Materials	26,173	0.1%
Chemicals	575,681	1.9%
Coal	54,848	0.2%
Commercial Services	105,641	0.3%
Computers	925,628	3.0%
Cosmetics/Personal Care	486,525	1.6%
Distribution/Wholesale	31,871	0.1%
Diversified Financial Services	150,600	0.5%
Electric	1,729,598	5.5%
Electrical Components & Equipment	64,236	0.2%
Electronics	258,666	0.8%
Engineering & Construction	72,312	0.2%
Environmental Control	69,229	0.2%
Food	669,971	2.2%
Forest Products & Paper	106,167	0.3%
Gas	203,100	0.7%
Hand/Machine Tools	67,472	0.2%
Healthcare-Products	358,158	1.2%
Healthcare-Services	668,785	2.1%
Holding Companies-Diversified	15,863	0.1%
Home Builders	66,400	0.2%
Home Furnishings	33,691	0.1%
Household Products/Wares	108,011	0.4%
Housewares	14,999	NM
Insurance	2,277,529	7.4%
Internet	123,410	0.4%
Iron/Steel	88,567	0.3%
Leisure Time	59,223	0.2%
Lodging	23,288	0.1%
Machinery-Construction & Mining	272,186	0.9%
Machinery-Diversified	184,984	0.6%
Media	443,477	1.4%
Mining	252,362	0.8%
Miscellaneous Manufacturing	1,223,412	4.1%
Office/Business Equipment	49,673	0.2%
Oil & Gas	4,334,658	14.1%
Oil & Gas Services	236,018	0.8%
Packaging & Containers	38,311	0.1%
Pharmaceuticals	2,178,662	7.1%
Pipelines	190,488	0.7%
Real Estate	11,631	NM
REIT	610,490	2.0%
Retail	2,009,176	6.6%
Savings & Loans	27,019	0.1%
Semiconductors	927,877	3.0%
Software	276,054	0.9%
Telecommunications	1,837,291	6.0%
Toys/Games/Hobbies	31,700	0.1%
Transportation	190,217	0.6%
Other**	(99,076)	(0.3)%
Total	$30,709,855	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 49

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$21,997,345
Securities, at value	30,808,931
Total Investment Securities, at value	30,808,931
Dividends receivable	36,571
Receivable for capital shares issued	811,889
Prepaid expenses	306
TOTAL ASSETS	31,657,697

LIABILITIES:
Payable for investments purchased	762,698
Payable for capital shares redeemed	1,687
Cash overdraft	124,030
Advisory fees payable	17,351
Management services fees payable	2,314
Administration fees payable	931
Administrative services fees payable	10,263
Distribution fees payable	9,683
Trustee fees payable	10
Transfer agency fees payable	1,525
Fund accounting fees payable	1,844
Compliance services fees payable	141
Other accrued expenses	15,365
TOTAL LIABILITIES	947,842
NET ASSETS	$30,709,855

NET ASSETS CONSIST OF:
Capital	$31,521,542
Accumulated net investment income (loss)	99,314
Accumulated net realized gains (losses) on investments	(9,722,587)
Net unrealized appreciation (depreciation) on investments	8,811,586
NET ASSETS	$30,709,855

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	829,065
Net Asset Value (offering and redemption price per share)	$37.04

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$307,198
Interest	3
Foreign tax withholding	(27)
TOTAL INVESTMENT INCOME	307,174

EXPENSES:
Advisory fees	93,785
Management services fees	12,505
Administration fees	4,827
Transfer agency fees	7,349
Administrative services fees	37,589
Distribution fees	31,262
Custody fees	12,840
Fund accounting fees	10,301
Trustee fees	311
Compliance services fees	94
Other fees	10,037
Total Gross Expenses before reductions	220,900
Expenses reduced and reimbursed by the Advisor	(10,822)
TOTAL NET EXPENSES	210,078
NET INVESTMENT INCOME (LOSS)	97,096

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	87,090
Change in net unrealized appreciation/depreciation on investments	1,400,839
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,487,929

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,585,025

See accompanying notes to financial statements.

50 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$97,096	$192,519
Net realized gains (losses) on investments	87,090	3,497,880
Change in net unrealized appreciation/depreciation on investments	1,400,839	2,321,151
Change in net assets resulting from operations	1,585,025	6,011,550

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(184,025)	(228,550)
Change in net assets resulting from distributions	(184,025)	(228,550)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,421,144	34,499,001
Dividends reinvested	184,025	228,550
Value of shares redeemed	(10,477,048)	(41,482,082)
Change in net assets resulting from capital transactions	7,128,121	(6,754,531)
Change in net assets	8,529,121	(971,531)

NET ASSETS:
Beginning of period	22,180,734	23,152,265
End of period	$30,709,855	$22,180,734
Accumulated net investment income (loss)	$99,314	$186,243

SHARE TRANSACTIONS:
Issued	487,034	1,121,028
Reinvested	5,095	7,454
Redeemed	(294,501)	(1,345,644)
Change in shares	197,628	(217,162)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 51

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$35.13		$27.28	$23.82	$24.31	$21.74	$18.52

Investment Activities:
Net investment income (loss)(a)	0.14		0.26	0.23	0.18	0.16	0.24
Net realized and unrealized gains (losses) on investments	1.99		7.86	3.43	(0.48)	2.63	3.35
Total income (loss) from investment activities	2.13		8.12	3.66	(0.30)	2.79	3.59

Distributions to Shareholders From:
Net investment income	(0.22)		(0.27)	(0.20)	(0.19)	(0.22)	(0.37)

Net Asset Value, End of Period	$37.04		$35.13	$27.28	$23.82	$24.31	$21.74

Total Return	6.06	%(b)	29.89%	15.42%	(1.28)%	12.89%	19.47%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.84%	1.93%	1.85%	1.88%	1.89%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	0.78%		0.81%	0.90%	0.76%	0.72%	1.26%

Supplemental Data:
Net assets, end of period (000’s)	$30,710		$22,181	$23,152	$22,302	$33,925	$29,532
Portfolio turnover rate(d)	32	%(b)	150%	212%	276%	329%	217%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

52 :: ProFund VP Large-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.2%
Google, Inc.	3.7%
Microsoft Corp.	3.5%
Johnson & Johnson	1.9%
Schlumberger, Ltd.	1.7%

S&P 500 Growth Index — Composition

% of Index
Consumer Non-cyclical	25%
Technology	18%
Communications	16%
Industrial	12%
Financial	10%
Consumer Cyclical	9%
Energy	7%
Basic Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,299	$329,308
AbbVie, Inc. (Pharmaceuticals)	5,929	334,633
Accenture PLC—Class A (Computers)	1,331	107,598
Actavis PLC* (Pharmaceuticals)	814	181,562
Adobe Systems, Inc.* (Software)	1,694	122,578
Affiliated Managers Group, Inc.* (Diversified Financial Services)	242	49,707
Agilent Technologies, Inc. (Electronics)	847	48,652
Air Products & Chemicals, Inc. (Chemicals)	484	62,252
Airgas, Inc. (Chemicals)	121	13,178
Akamai Technologies, Inc.* (Software)	605	36,941
Alexion Pharmaceuticals, Inc.* (Biotechnology)	726	113,438
Allegion PLC (Electronics)	121	6,858
Allergan, Inc. (Pharmaceuticals)	1,089	184,281
Alliance Data Systems Corp.* (Commercial Services)	242	68,063
Altera Corp. (Semiconductors)	484	16,824
Altria Group, Inc. (Agriculture)	3,872	162,392
Amazon.com, Inc.* (Internet)	1,331	432,282
American Express Co. (Diversified Financial Services)	3,388	321,420
American Tower Corp. (REIT)	1,452	130,651
Ameriprise Financial, Inc. (Diversified Financial Services)	726	87,120
AmerisourceBergen Corp. (Pharmaceuticals)	363	26,376
Ametek, Inc. (Electrical Components & Equipment)	968	50,607
Amgen, Inc. (Biotechnology)	2,783	329,423
Amphenol Corp.—Class A (Electronics)	605	58,285
Anadarko Petroleum Corp. (Oil & Gas)	968	105,967
Analog Devices, Inc. (Semiconductors)	605	32,712
Aon PLC (Insurance)	1,089	98,108
Apartment Investment & Management Co.—Class A (REIT)	242	7,809
Apple Computer, Inc. (Computers)	22,506	2,091,484
Applied Materials, Inc. (Semiconductors)	2,541	57,300
Autodesk, Inc.* (Software)	847	47,754
Automatic Data Processing, Inc. (Commercial Services)	1,815	143,893
AutoZone, Inc.* (Retail)	121	64,885
Avago Technologies, Ltd. (Semiconductors)	605	43,602
AvalonBay Communities, Inc. (REIT)	242	34,410
Avon Products, Inc. (Cosmetics/Personal Care)	605	8,839
Ball Corp. (Packaging & Containers)	242	15,169
Bard (C.R.), Inc. (Healthcare-Products)	242	34,608
Baxter International, Inc. (Healthcare-Products)	1,089	78,735
Becton, Dickinson & Co. (Healthcare-Products)	726	85,886
Bed Bath & Beyond, Inc.* (Retail)	726	41,658
Best Buy Co., Inc. (Retail)	484	15,009
Biogen Idec, Inc.* (Biotechnology)	847	267,068
BlackRock, Inc. (Diversified Financial Services)	484	154,686
Boeing Co. (Aerospace/Defense)	2,541	323,290
BorgWarner, Inc. (Auto Parts & Equipment)	847	55,216
Boston Properties, Inc. (REIT)	242	28,600
Boston Scientific Corp.* (Healthcare-Products)	4,961	63,352
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,993	193,700
Brown-Forman Corp.—Class B (Beverages)	363	34,184
CA, Inc. (Software)	726	20,865
Cabot Oil & Gas Corp. (Oil & Gas)	1,573	53,702
Campbell Soup Co. (Food)	363	16,629
CareFusion Corp.* (Healthcare-Products)	363	16,099
CarMax, Inc.* (Retail)	484	25,173
CBRE Group, Inc.*—Class A (Real Estate)	726	23,261
CBS Corp.—Class B (Media)	1,936	120,303
Celgene Corp.* (Biotechnology)	2,904	249,396
Cerner Corp.* (Software)	1,089	56,171
CF Industries Holdings, Inc. (Chemicals)	121	29,104
Chesapeake Energy Corp. (Oil & Gas)	968	30,085
Chipotle Mexican Grill, Inc.* (Retail)	121	71,694
CIGNA Corp. (Healthcare-Services)	968	89,028
Cimarex Energy Co. (Oil & Gas)	242	34,717
Cintas Corp. (Commercial Services)	363	23,065
Citigroup, Inc. (Banks)	5,203	245,061
Citrix Systems, Inc.* (Software)	363	22,706
Clorox Co. (Household Products/Wares)	242	22,119
Coach, Inc. (Retail)	605	20,685
Coca-Cola Co. (Beverages)	9,317	394,667
Coca-Cola Enterprises, Inc. (Beverages)	847	40,470
Cognizant Technology Solutions Corp.* (Computers)	2,299	112,444

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 53

Common Stocks, continued

	Shares		Value
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,936		$131,996
Comcast Corp.—Class A (Media)	9,680		519,622
Comerica, Inc. (Banks)	726		36,416
Constellation Brands, Inc.* (Beverages)	605		53,319
Covidien PLC (Healthcare-Products)	847		76,382
Crown Castle International Corp. (REIT)	1,210		89,855
CSX Corp. (Transportation)	2,420		74,560
Cummins, Inc. (Machinery-Diversified)	363		56,008
Danaher Corp. (Miscellaneous Manufacturing)	2,299		181,000
DaVita, Inc.* (Healthcare-Services)	363		26,252
Delphi Automotive PLC (Auto Parts & Equipment)	484		33,270
Delta Air Lines, Inc. (Airlines)	3,146		121,813
DENTSPLY International, Inc. (Healthcare-Products)	242		11,459
DIRECTV*—Class A (Media)	1,694		144,007
Discover Financial Services (Diversified Financial Services)	1,694		104,994
Discovery Communications, Inc.*—Class A (Media)	847		62,915
Dollar General Corp.* (Retail)	484		27,762
Dollar Tree, Inc.* (Retail)	726		39,538
Dominion Resources, Inc. (Electric)	1,089		77,885
Dover Corp. (Miscellaneous Manufacturing)	484		44,020
Dr. Pepper Snapple Group, Inc. (Beverages)	363		21,265
Dun & Bradstreet Corp. (Software)	121		13,334
E*TRADE Financial Corp.* (Diversified Financial Services)	605		12,862
E.I. du Pont de Nemours & Co. (Chemicals)	1,936		126,692
Eastman Chemical Co. (Chemicals)	605		52,847
Eaton Corp. (Miscellaneous Manufacturing)	726		56,033
eBay, Inc.* (Internet)	2,904		145,374
Ecolab, Inc. (Chemicals)	968		107,777
Edwards Lifesciences Corp.* (Healthcare-Products)	242		20,773
Electronic Arts, Inc.* (Software)	1,210		43,403
Emerson Electric Co. (Electrical Components & Equipment)	1,573		104,384
EOG Resources, Inc. (Oil & Gas)	2,057		240,380
EQT Corp. (Oil & Gas)	605		64,675
Equifax, Inc. (Commercial Services)	484		35,110
Equity Residential (REIT)	605		38,115
Essex Property Trust, Inc. (REIT)	121		22,374
Expedia, Inc. (Internet)	242		19,060
Expeditors International of Washington, Inc. (Transportation)	363		16,030
F5 Networks, Inc.* (Internet)	242		26,968
Facebook, Inc.*—Class A (Internet)	6,413		431,531
Fastenal Co. (Distribution/Wholesale)	968		47,906
FedEx Corp. (Transportation)	484		73,268
Fidelity National Information Services, Inc. (Software)	1,089		59,612
Fifth Third Bancorp (Banks)	3,146		67,167
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors)	242		17,197
Fiserv, Inc.* (Software)	968		58,390
FLIR Systems, Inc. (Electronics)	363		12,607
Flowserve Corp. (Machinery-Diversified)	484		35,985
FMC Corp. (Chemicals)	484		34,456
FMC Technologies, Inc.* (Oil & Gas Services)	847		51,726
Forest Laboratories, Inc.* (Pharmaceuticals)	468		46,332
Fossil Group, Inc.* (Distribution/Wholesale)	121		12,647
Franklin Resources, Inc. (Diversified Financial Services)	1,452		83,984
GameStop Corp.—Class A (Retail)	242		9,794
Garmin, Ltd. (Electronics)	242		14,738
General Dynamics Corp. (Aerospace/Defense)	605		70,513
General Growth Properties, Inc. (REIT)	847		19,955
General Mills, Inc. (Food)	1,210		63,573
Genuine Parts Co. (Distribution/Wholesale)	242		21,248
Gilead Sciences, Inc.* (Biotechnology)	5,687		471,508
Google, Inc.*—Class C (Internet)	1,089		626,480
Google, Inc.*—Class A (Internet)	1,089		636,706
H & R Block, Inc. (Commercial Services)	726		24,336
Halliburton Co. (Oil & Gas Services)	3,146		223,397
Harley-Davidson, Inc. (Leisure Time)	847		59,163
Harman International Industries, Inc. (Home Furnishings)	242		25,998
Harris Corp. (Telecommunications)	242		18,332
Hasbro, Inc. (Toys/Games/Hobbies)	242		12,838
Health Care REIT, Inc. (REIT)	847		53,081
Helmerich & Payne, Inc. (Oil & Gas)	363		42,148
Honeywell International, Inc. (Electronics)	1,936		179,951
Hormel Foods Corp. (Food)	363		17,914
Hospira, Inc.* (Healthcare-Products)	242		12,432
Host Hotels & Resorts, Inc. (REIT)	1,815		39,948
Huntington Bancshares, Inc. (Banks)	3,146		30,013
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	726		63,569
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	484		30,255
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	484		91,427
International Business Machines Corp. (Computers)	1,573		285,138
International Flavors & Fragrances, Inc. (Chemicals)	121		12,618
Intuit, Inc. (Software)	1,089		87,697
Intuitive Surgical, Inc.* (Healthcare-Products)	121		49,828
Invesco, Ltd. (Diversified Financial Services)	1,573		59,381
Iron Mountain, Inc. (Commercial Services)	242		8,579
Johnson & Johnson (Pharmaceuticals)	6,171		645,609
Johnson Controls, Inc. (Auto Parts & Equipment)	2,420		120,831
Kansas City Southern Industries, Inc. (Transportation)	363		39,026
Kellogg Co. (Food)	484		31,799
Keurig Green Mountain, Inc. (Beverages)	484		60,311
KeyCorp (Banks)	3,267		46,816
Kimberly-Clark Corp. (Household Products/Wares)	847		94,203
Kimco Realty Corp. (REIT)	726		16,683
Kinder Morgan, Inc. (Pipelines)	2,541		92,137
KLA-Tencor Corp. (Semiconductors)	605		43,947
Kraft Foods Group, Inc. (Food)	2,178		130,571
L Brands, Inc. (Retail)	605		35,489
Laboratory Corp. of America Holdings* (Healthcare-Services)	121		12,390
Lam Research Corp. (Semiconductors)	363		24,532
Lennar Corp.—Class A (Home Builders)	242		10,159
Leucadia National Corp. (Holding Companies-Diversified)	484		12,690
Lincoln National Corp. (Insurance)	484		24,897
Linear Technology Corp. (Semiconductors)	484		22,782
Lockheed Martin Corp. (Aerospace/Defense)	605		97,242
Lorillard, Inc. (Agriculture)	1,331		81,151
Lowe’s Cos., Inc. (Retail)	2,178		104,522
LyondellBasell Industries N.V.—Class A (Chemicals)	1,573		153,603

See accompanying notes to financial statements.

54 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Marathon Petroleum Corp. (Oil & Gas)	484	$37,786
Marriott International, Inc.—Class A (Lodging)	484	31,045
Marsh & McLennan Cos., Inc. (Insurance)	1,331	68,972
Masco Corp. (Building Materials)	847	18,803
MasterCard, Inc.—Class A (Commercial Services)	3,751	275,586
Mattel, Inc. (Toys/Games/Hobbies)	726	28,292
McCormick & Co., Inc. (Food)	242	17,325
McDonald’s Corp. (Retail)	2,057	207,222
McGraw Hill Financial, Inc. (Commercial Services)	605	50,233
McKesson Corp. (Pharmaceuticals)	363	67,594
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	726	67,641
Medtronic, Inc. (Healthcare-Products)	2,178	138,870
Merck & Co., Inc. (Pharmaceuticals)	5,082	293,994
Michael Kors Holdings, Ltd.* (Apparel)	726	64,360
Microchip Technology, Inc. (Semiconductors)	726	35,436
Micron Technology, Inc.* (Semiconductors)	3,993	131,569
Microsoft Corp. (Software)	28,072	1,170,602
Mohawk Industries, Inc.* (Textiles)	242	33,478
Monsanto Co. (Chemicals)	1,936	241,496
Monster Beverage Corp.* (Beverages)	484	34,379
Moody’s Corp. (Commercial Services)	726	63,641
Motorola Solutions, Inc. (Telecommunications)	363	24,165
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,452	74,865
National Oilwell Varco, Inc. (Oil & Gas Services)	726	59,786
Navient Corp. (Diversified Financial Services)	605	10,715
Neilsen Holdings N.V. (Media)	605	29,288
NetApp, Inc. (Computers)	847	30,932
Netflix, Inc.* (Internet)	242	106,625
Newell Rubbermaid, Inc. (Housewares)	484	14,999
Newfield Exploration Co.* (Oil & Gas)	363	16,045
News Corp.*—Class A (Media)	1,815	32,561
NIKE, Inc.—Class B (Apparel)	2,783	215,823
Noble Energy, Inc. (Oil & Gas)	1,331	103,099
Nordstrom, Inc. (Retail)	242	16,439
Norfolk Southern Corp. (Transportation)	1,210	124,666
Northrop Grumman Corp. (Aerospace/Defense)	363	43,426
NVIDIA Corp. (Semiconductors)	968	17,947
Occidental Petroleum Corp. (Oil & Gas)	1,331	136,601
Omnicom Group, Inc. (Advertising)	968	68,941
Oracle Corp. (Software)	6,897	279,535
O’Reilly Automotive, Inc.* (Retail)	363	54,668
Owens-Illinois, Inc.* (Packaging & Containers)	363	12,574
PACCAR, Inc. (Auto Manufacturers)	1,331	83,627
Pall Corp. (Miscellaneous Manufacturing)	242	20,664
Parker Hannifin Corp. (Miscellaneous Manufacturing)	363	45,640
Paychex, Inc. (Software)	847	35,201
Pentair PLC (Miscellaneous Manufacturing)	484	34,906
People’s United Financial, Inc. (Savings & Loans)	605	9,178
PepsiCo, Inc. (Beverages)	3,267	291,874
PerkinElmer, Inc. (Electronics)	242	11,335
Perrigo Co. PLC (Pharmaceuticals)	484	70,548
PetSmart, Inc. (Retail)	242	14,472
Pfizer, Inc. (Pharmaceuticals)	11,616	344,762
Philip Morris International, Inc. (Agriculture)	3,267	275,440
Pioneer Natural Resources Co. (Oil & Gas)	484	111,228
Pitney Bowes, Inc. (Office/Business Equipment)	726	20,052
Plum Creek Timber Co., Inc. (REIT)	363	16,371
PPG Industries, Inc. (Chemicals)	484	101,713
Praxair, Inc. (Chemicals)	605	80,368
Precision Castparts Corp. (Metal Fabricate/Hardware)	484	122,162
Priceline.com, Inc.* (Internet)	242	291,126
Principal Financial Group, Inc. (Insurance)	484	24,432
Procter & Gamble Co. (Cosmetics/Personal Care)	5,203	408,904
Prologis, Inc. (REIT)	1,089	44,747
Prudential Financial, Inc. (Insurance)	1,694	150,377
Public Storage, Inc. (REIT)	363	62,201
PVH Corp. (Retail)	242	28,217
Qualcomm, Inc. (Semiconductors)	6,292	498,326
Quanta Services, Inc.* (Commercial Services)	242	8,368
Ralph Lauren Corp. (Apparel)	121	19,443
Range Resources Corp. (Oil & Gas)	605	52,605
Raytheon Co. (Aerospace/Defense)	605	55,811
Red Hat, Inc.* (Software)	726	40,126
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	242	68,358
Regions Financial Corp. (Banks)	2,541	26,985
Reynolds American, Inc. (Agriculture)	605	36,512
Robert Half International, Inc. (Commercial Services)	484	23,106
Rockwell Automation, Inc. (Machinery-Diversified)	484	60,578
Rockwell Collins, Inc. (Aerospace/Defense)	242	18,910
Roper Industries, Inc. (Machinery-Diversified)	242	35,334
Ross Stores, Inc. (Retail)	847	56,012
Safeway, Inc. (Food)	847	29,086
Salesforce.com, Inc.* (Software)	2,057	119,471
SanDisk Corp. (Computers)	847	88,452
Schlumberger, Ltd. (Oil & Gas Services)	4,840	570,879
Scripps Networks Interactive—Class A (Media)	363	29,454
Seagate Technology PLC (Computers)	1,210	68,752
Sealed Air Corp. (Packaging & Containers)	726	24,807
Sherwin-Williams Co. (Chemicals)	363	75,108
Sigma-Aldrich Corp. (Chemicals)	242	24,558
Simon Property Group, Inc. (REIT)	726	120,720
Snap-on, Inc. (Hand/Machine Tools)	121	14,341
Southwest Airlines Co. (Airlines)	2,541	68,251
Southwestern Energy Co.* (Oil & Gas)	726	33,026
Spectra Energy Corp. (Pipelines)	1,210	51,401
St. Jude Medical, Inc. (Healthcare-Products)	1,089	75,413
Starbucks Corp. (Retail)	2,783	215,349
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	726	58,675
State Street Corp. (Banks)	847	56,969
Stericycle, Inc.* (Environmental Control)	363	42,987
Stryker Corp. (Healthcare-Products)	1,089	91,824
Symantec Corp. (Internet)	1,452	33,251
T. Rowe Price Group, Inc. (Diversified Financial Services)	968	81,709
TE Connectivity, Ltd. (Electronics)	847	52,379
Tenet Healthcare Corp.* (Healthcare-Services)	121	5,680
Teradata Corp.* (Computers)	242	9,728
Texas Instruments, Inc. (Semiconductors)	2,420	115,652
Textron, Inc. (Miscellaneous Manufacturing)	1,089	41,698
The Charles Schwab Corp. (Diversified Financial Services)	4,356	117,307
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	968	71,884
The Gap, Inc. (Retail)	605	25,150
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,089	30,252
The Hershey Co. (Food)	605	58,909
The Home Depot, Inc. (Retail)	3,267	264,495

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 55

Common Stocks, continued

	Shares	Value
The Interpublic Group of Cos., Inc. (Advertising)	1,573	$30,689
The JM Smucker Co.—Class A (Food)	121	12,895
The Macerich Co. (REIT)	484	32,307
The Williams Cos., Inc. (Pipelines)	1,210	70,434
Thermo Fisher Scientific, Inc. (Electronics)	1,452	171,337
Tiffany & Co. (Retail)	363	36,391
Time Warner Cable, Inc. (Media)	1,089	160,410
Time Warner, Inc. (Media)	1,815	127,504
TJX Cos., Inc. (Retail)	2,662	141,485
Torchmark Corp. (Insurance)	363	29,737
Total System Services, Inc. (Commercial Services)	605	19,003
Tractor Supply Co. (Retail)	484	29,234
TripAdvisor, Inc.* (Internet)	363	39,444
Twenty-First Century Fox, Inc.—Class A (Media)	3,872	136,101
Tyco International, Ltd. (Electronics)	968	44,141
U.S. Bancorp (Banks)	3,630	157,252
Under Armour, Inc.*—Class A (Apparel)	605	35,991
Union Pacific Corp. (Transportation)	3,388	337,953
United Parcel Service, Inc.—Class B (Transportation)	2,662	273,281
United Technologies Corp. (Aerospace/Defense)	1,815	209,542
Urban Outfitters, Inc.* (Retail)	242	8,194
V.F. Corp. (Apparel)	1,331	83,853
Varian Medical Systems, Inc.* (Healthcare-Products)	242	20,120
Ventas, Inc. (REIT)	484	31,024
VeriSign, Inc.* (Internet)	484	23,624
Verizon Communications, Inc. (Telecommunications)	7,986	390,755
Vertex Pharmaceuticals, Inc.* (Biotechnology)	847	80,194
Viacom, Inc.—Class B (Media)	1,452	125,932
Visa, Inc.—Class A (Diversified Financial Services)	1,936	407,935
Vornado Realty Trust (REIT)	363	38,743
Vulcan Materials Co. (Building Materials)	242	15,428
W.W. Grainger, Inc. (Distribution/Wholesale)	242	61,534
Walgreen Co. (Retail)	1,573	116,606
Walt Disney Co. (Media)	3,993	342,360
Waste Management, Inc. (Environmental Control)	847	37,886
Waters Corp.* (Electronics)	242	25,274
Western Digital Corp. (Computers)	726	67,010
Western Union Co. (Commercial Services)	1,210	20,981
Whole Foods Market, Inc. (Food)	847	32,720
Wyndham Worldwide Corp. (Lodging)	484	36,648
Wynn Resorts, Ltd. (Lodging)	242	50,230
Xilinx, Inc. (Semiconductors)	605	28,623
Xylem, Inc. (Machinery-Diversified)	363	14,186
Yahoo!, Inc.* (Internet)	3,509	123,271
YUM! Brands, Inc. (Retail)	968	78,602
Zimmer Holdings, Inc. (Healthcare-Products)	363	37,701
Zions Bancorp (Banks)	363	10,698
Zoetis, Inc. (Pharmaceuticals)	1,210	39,047
TOTAL COMMON STOCKS (Cost $20,192,622)		33,961,052

Repurchase Agreements(c) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $183,000	$183,000	$183,000
TOTAL REPURCHASE AGREEMENTS (Cost $183,000)		183,000
TOTAL INVESTMENT SECURITIES (Cost $20,375,622)—100.8%		34,144,052
Net other assets (liabilities)—(0.8)%		(285,478)
NET ASSETS—100.0%		$33,858,574

*	Non-income producing security
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Advertising	$99,630	0.3%
Aerospace/Defense	818,734	2.3%
Agriculture	555,495	1.6%
Airlines	190,064	0.6%
Apparel	419,470	1.2%
Auto Manufacturers	83,627	0.2%
Auto Parts & Equipment	239,569	0.7%
Banks	677,377	2.0%
Beverages	930,469	2.9%
Biotechnology	1,579,385	4.7%
Building Materials	34,231	0.1%
Chemicals	1,115,770	3.3%
Commercial Services	763,964	2.3%
Computers	2,861,538	8.4%
Cosmetics/Personal Care	621,623	1.8%
Distribution/Wholesale	143,335	0.4%
Diversified Financial Services	1,583,247	4.7%
Electric	77,885	0.2%
Electrical Components & Equipment	154,991	0.5%
Electronics	625,557	1.9%
Environmental Control	80,873	0.2%
Food	411,421	1.2%
Hand/Machine Tools	14,341	NM
Healthcare-Products	813,482	2.4%
Healthcare-Services	133,350	0.4%
Holding Companies-Diversified	12,690	NM
Home Builders	10,159	NM
Home Furnishings	25,998	0.1%
Household Products/Wares	116,322	0.3%
Housewares	14,999	NM
Insurance	396,523	1.2%
Internet	2,935,742	8.6%
Leisure Time	59,163	0.2%
Lodging	176,598	0.5%

See accompanying notes to financial statements.

56 :: ProFund VP Large-Cap Growth :: Financial Statements

	Value	% of Net Assets
Machinery-Diversified	$202,091	0.6%
Media	1,830,457	5.5%
Metal Fabricate/Hardware	122,162	0.4%
Miscellaneous Manufacturing	847,093	2.5%
Office/Business Equipment	20,052	0.1%
Oil & Gas	1,062,064	3.2%
Oil & Gas Services	905,788	2.7%
Packaging & Containers	52,550	0.2%
Pharmaceuticals	2,570,944	7.6%
Pipelines	213,972	0.6%
Real Estate	23,261	0.1%
REIT	827,594	2.4%
Retail	1,748,745	5.2%
Savings & Loans	9,178	NM
Semiconductors	1,086,449	3.3%
Software	2,214,386	6.5%
Telecommunications	433,252	1.3%
Textiles	33,478	0.1%
Toys/Games/Hobbies	41,130	0.1%
Transportation	938,784	2.7%
Other**	(102,478)	(0.3)%
Total	$33,858,574	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 57

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$20,375,622
Securities, at value	33,961,052
Repurchase agreements, at value	183,000
Total Investment Securities, at value	34,144,052
Cash	510
Dividends and interest receivable	28,764
Receivable for capital shares issued	968,045
Prepaid expenses	458
TOTAL ASSETS	35,141,829

LIABILITIES:
Payable for investments purchased	1,214,298
Payable for capital shares redeemed	1,375
Advisory fees payable	18,356
Management services fees payable	2,447
Administration fees payable	979
Administrative services fees payable	9,776
Distribution fees payable	8,471
Trustee fees payable	10
Transfer agency fees payable	1,603
Fund accounting fees payable	1,939
Compliance services fees payable	180
Other accrued expenses	23,821
TOTAL LIABILITIES	1,283,255
NET ASSETS	$33,858,574

NET ASSETS CONSIST OF:
Capital	$23,045,947
Accumulated net investment income (loss)	(6,727)
Accumulated net realized gains (losses) on investments	(2,949,076)
Net unrealized appreciation (depreciation) on investments	13,768,430
NET ASSETS	$33,858,574

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	628,182
Net Asset Value (offering and redemption price per share)	$53.90

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$251,098
Interest	4
Foreign tax withholding	(37)
TOTAL INVESTMENT INCOME	251,065

EXPENSES:
Advisory fees	117,872
Management services fees	15,716
Administration fees	6,946
Transfer agency fees	10,536
Administrative services fees	49,956
Distribution fees	39,291
Custody fees	11,390
Fund accounting fees	14,272
Trustee fees	463
Compliance services fees	173
Other fees	14,029
Total Gross Expenses before reductions	280,644
Expenses reduced and reimbursed by the Advisor	(16,611)
TOTAL NET EXPENSES	264,033
NET INVESTMENT INCOME (LOSS)	(12,968)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,747,484
Change in net unrealized appreciation/depreciation on investments	(180,977)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,566,507

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,553,539

See accompanying notes to financial statements.

58 :: ProFund VP Large-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(12,968)	$41,387
Net realized gains (losses) on investments	1,747,484	1,837,481
Change in net unrealized appreciation/depreciation on investments	(180,977)	5,550,887
Change in net assets resulting from operations	1,553,539	7,429,755

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,982)	(88,892)
Change in net assets resulting from distributions	(35,982)	(88,892)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,075,101	24,948,043
Dividends reinvested	35,982	88,892
Value of shares redeemed	(22,660,204)	(21,025,272)
Change in net assets resulting from capital transactions	(4,549,121)	4,011,663
Change in net assets	(3,031,564)	11,352,526

NET ASSETS:
Beginning of period	36,890,138	25,537,612
End of period	$33,858,574	$36,890,138
Accumulated net investment income (loss)	$(6,727)	$42,223

SHARE TRANSACTIONS:
Issued	349,073	545,502
Reinvested	686	2,063
Redeemed	(448,497)	(475,824)
Change in shares	(98,738)	71,741

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Growth :: 59

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$50.75		$38.98	$34.60	$33.56	$29.67	$22.87

Investment Activities:
Net investment income (loss)(a)	(0.02)		0.07	0.12	0.03	— (b)	0.02
Net realized and unrealized gains (losses) on investments	3.24		11.86	4.29	1.01	3.91	6.78
Total income (loss) from investment activities	3.22		11.93	4.41	1.04	3.91	6.80

Distributions to Shareholders From:
Net investment income	(0.07)		(0.16)	(0.03)	—	(0.02)	—

Net Asset Value, End of Period	$53.90		$50.75	$38.98	$34.60	$33.56	$29.67

Total Return	6.36	%(c)	30.66%	12.72%	3.13%	13.18%	29.73%

Ratios to Average Net Assets:
Gross expenses(d)	1.79%		1.78%	1.86%	1.84%	1.83%	1.84%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(d)	(0.08)%		0.15%	0.31%	0.08%	(0.01)%	0.08%

Supplemental Data:
Net assets, end of period (000’s)	$33,859		$36,890	$25,538	$29,859	$36,264	$44,258
Portfolio turnover rate(e)	47	%(c)	81%	177%	306%	232%	224%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

60 :: ProFund VP Mid-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
SL Green Realty Corp.	1.3%
Realty Income Corp.	1.2%
HollyFrontier Corp.	1.1%
OGE Energy Corp.	1.0%
Ashland, Inc.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financial	28%
Industrial	15%
Consumer Non-cyclical	14%
Consumer Cyclical	11%
Utilities	9%
Basic Materials	7%
Technology	6%
Communications	5%
Energy	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	2,898	$103,285
Abercrombie & Fitch Co.—Class A (Retail)	3,036	131,307
ADTRAN, Inc. (Telecommunications)	1,242	28,020
Advance Auto Parts, Inc. (Retail)	1,242	167,571
Advanced Micro Devices, Inc.* (Semiconductors)	14,076	58,978
Aecom Technology Corp.* (Engineering & Construction)	4,002	128,864
AGCO Corp. (Machinery-Diversified)	3,588	201,717
Albemarle Corp. (Chemicals)	1,656	118,404
Alexandria Real Estate Equities, Inc. (REIT)	2,898	225,001
Alleghany Corp.* (Insurance)	690	302,303
Alliant Energy Corp. (Electric)	4,554	277,156
Alliant Techsystems, Inc. (Aerospace/Defense)	690	92,405
Allscripts Healthcare Solutions, Inc.* (Software)	3,036	48,728
American Campus Communities, Inc. (REIT)	4,278	163,591
American Eagle Outfitters, Inc. (Retail)	7,038	78,966
American Financial Group, Inc. (Insurance)	2,898	172,605
ANN, Inc.* (Retail)	1,932	79,482
AOL, Inc.* (Internet)	3,312	131,784
Apollo Group, Inc.*—Class A (Commercial Services)	4,002	125,062
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,242	83,226
Aqua America, Inc. (Water)	3,726	97,696
ARRIS Group, Inc.* (Telecommunications)	1,656	53,870
Arrow Electronics, Inc.* (Distribution/Wholesale)	4,140	250,097
Arthur J. Gallagher & Co. (Insurance)	2,760	128,616
Ascena Retail Group, Inc.* (Retail)	5,244	89,672
Ashland, Inc. (Chemicals)	2,898	315,129
Aspen Insurance Holdings, Ltd. (Insurance)	2,622	119,091
Astoria Financial Corp. (Savings & Loans)	3,450	46,403
Atmel Corp.* (Semiconductors)	9,798	91,807
Atmos Energy Corp. (Gas)	4,140	221,076
Atwood Oceanics, Inc.* (Oil & Gas)	2,346	123,118
Avnet, Inc. (Electronics)	5,658	250,706
Bank of Hawaii Corp. (Banks)	966	56,695
Big Lots, Inc.* (Retail)	2,208	100,906
Bill Barrett Corp.* (Oil & Gas)	1,104	29,565
BioMed Realty Trust, Inc. (REIT)	7,866	171,715
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	828	99,120
Black Hills Corp. (Electric)	1,794	110,134
Brown & Brown, Inc. (Insurance)	2,346	72,046
Cabela’s, Inc.* (Retail)	966	60,278
Cabot Corp. (Chemicals)	2,484	144,047
Cadence Design Systems, Inc.* (Computers)	3,864	67,581
Camden Property Trust (REIT)	3,450	245,468
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,242	107,582
Carpenter Technology Corp. (Iron/Steel)	828	52,371
Chico’s FAS, Inc. (Retail)	3,450	58,512
Church & Dwight, Inc. (Household Products/Wares)	2,484	173,756
Cinemark Holdings, Inc. (Entertainment)	2,346	82,955
Civeo Corp.* (Commercial Services)	2,484	62,175
Clarcor, Inc. (Miscellaneous Manufacturing)	966	59,747
Clean Harbors, Inc.* (Environmental Control)	2,208	141,864
Cleco Corp. (Electric)	2,484	146,432
Cliffs Natural Resources, Inc. (Iron/Steel)	6,210	93,461
Commerce Bancshares, Inc. (Banks)	1,794	83,421
Commercial Metals Co. (Iron/Steel)	4,830	83,607
Community Health Systems, Inc.* (Healthcare-Services)	4,692	212,877
Compass Minerals International, Inc. (Mining)	828	79,273
Compuware Corp. (Software)	5,244	52,388
Convergys Corp. (Commercial Services)	4,140	88,762
Con-way, Inc. (Transportation)	1,242	62,609
Corporate Office Properties Trust (REIT)	3,588	99,782
Corrections Corp. of America (REIT)	4,692	154,132
Crane Co. (Miscellaneous Manufacturing)	966	71,832
CST Brands, Inc. (Retail)	3,036	104,743
Cullen/Frost Bankers, Inc. (Banks)	1,242	98,640
Cypress Semiconductor Corp. (Semiconductors)	3,450	37,640
Cytec Industries, Inc. (Chemicals)	828	87,288
Dean Foods Co. (Food)	3,864	67,968
DeVry, Inc. (Commercial Services)	2,346	99,330
Dick’s Sporting Goods, Inc. (Retail)	4,002	186,333

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 61

Common Stocks, continued

	Shares	Value
Diebold, Inc. (Computers)	1,518	$60,978
Domtar Corp. (Forest Products & Paper)	2,622	112,353
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,208	93,443
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,242	79,153
DST Systems, Inc. (Computers)	690	63,597
Duke Realty Corp. (REIT)	8,280	150,365
Eaton Vance Corp. (Diversified Financial Services)	1,932	73,010
Energen Corp. (Oil & Gas)	1,242	110,389
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,380	168,401
Equinix, Inc.* (Internet)	828	173,955
Equity One, Inc. (REIT)	1,518	35,810
Esterline Technologies Corp.* (Aerospace/Defense)	1,242	142,979
Everest Re Group, Ltd. (Insurance)	1,932	310,066
Exelis, Inc. (Aerospace/Defense)	7,728	131,221
FactSet Research Systems, Inc. (Media)	552	66,395
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,106	79,654
Federal Realty Investment Trust (REIT)	1,380	166,870
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,932	59,737
First American Financial Corp. (Insurance)	4,416	122,721
First Horizon National Corp. (Banks)	9,660	114,568
First Niagara Financial Group, Inc. (Savings & Loans)	14,490	126,643
FirstMerit Corp. (Banks)	3,312	65,412
Flowers Foods, Inc. (Food)	2,208	46,545
Foot Locker, Inc. (Retail)	5,934	300,973
Fortinet, Inc.* (Telecommunications)	3,450	86,699
FTI Consulting, Inc.* (Commercial Services)	690	26,096
Fulton Financial Corp. (Banks)	7,728	95,750
GATX Corp. (Trucking & Leasing)	1,932	129,328
Granite Construction, Inc. (Engineering & Construction)	1,518	54,618
Great Plains Energy, Inc. (Electric)	6,348	170,571
Greif, Inc.—Class A (Packaging & Containers)	1,242	67,764
GUESS?, Inc. (Retail)	2,484	67,068
Hancock Holding Co. (Banks)	3,312	116,979
Hanover Insurance Group, Inc. (Insurance)	1,794	113,291
Harsco Corp. (Miscellaneous Manufacturing)	1,794	47,774
Hawaiian Electric Industries, Inc. (Electric)	4,140	104,825
HCC Insurance Holdings, Inc. (Insurance)	4,140	202,612
Health Net, Inc.* (Healthcare-Services)	3,312	137,580
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,002	105,292
Henry Schein, Inc.* (Healthcare-Products)	1,518	180,141
Herman Miller, Inc. (Office Furnishings)	828	25,039
Highwoods Properties, Inc. (REIT)	2,070	86,837
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,104	45,827
Hillshire Brands Co. (Food)	4,968	309,507
HMS Holdings Corp.* (Commercial Services)	1,242	25,349
HollyFrontier Corp. (Oil & Gas)	8,142	355,723
Hologic, Inc.* (Healthcare-Products)	4,692	118,942
Home Properties, Inc. (REIT)	2,346	150,050
Hospitality Properties Trust (REIT)	6,072	184,589
HSN, Inc. (Retail)	1,380	81,751
Hubbell, Inc.—Class B (Electrical Components & Equipment)	966	118,963
Huntington Ingalls Industries, Inc. (Shipbuilding)	966	91,374
IDACORP, Inc. (Electric)	2,070	119,708
IDEXX Laboratories, Inc.* (Healthcare-Products)	828	110,596
Ingram Micro, Inc.*—Class A (Distribution/ Wholesale)	6,348	185,425
Ingredion, Inc. (Food)	3,036	227,821
Integrated Device Technology, Inc.* (Semiconductors)	2,070	32,002
InterDigital, Inc. (Telecommunications)	1,104	52,771
International Bancshares Corp. (Banks)	2,346	63,342
International Game Technology (Entertainment)	3,588	57,085
International Rectifier Corp.* (Semiconductors)	2,898	80,854
International Speedway Corp.—Class A (Entertainment)	1,104	36,741
Intersil Corp.—Class A (Semiconductors)	5,244	78,398
Itron, Inc.* (Electronics)	1,656	67,151
ITT Corp. (Miscellaneous Manufacturing)	2,346	112,843
J.C. Penney Co., Inc.* (Retail)	12,420	112,401
Janus Capital Group, Inc. (Diversified Financial Services)	6,072	75,779
JDS Uniphase Corp.* (Telecommunications)	3,450	43,022
JetBlue Airways Corp.* (Airlines)	9,384	101,816
John Wiley & Sons, Inc. (Media)	1,932	117,060
Jones Lang LaSalle, Inc. (Real Estate)	1,794	226,744
KB Home (Home Builders)	3,726	69,602
KBR, Inc. (Engineering & Construction)	6,072	144,817
Kemper Corp. (Insurance)	2,070	76,300
Kennametal, Inc. (Hand/Machine Tools)	1,932	89,413
Kilroy Realty Corp. (REIT)	1,794	111,730
Knowles Corp.* (Telecommunications)	2,070	63,632
Lamar Advertising Co.—Class A (Advertising)	966	51,198
Lancaster Colony Corp. (Food)	414	39,396
Landstar System, Inc. (Transportation)	1,104	70,656
LaSalle Hotel Properties (REIT)	2,208	77,920
Leidos Holdings, Inc. (Commercial Services)	2,622	100,527
Lennox International, Inc. (Building Materials)	552	49,443
Lexmark International, Inc.—Class A (Computers)	2,484	119,629
Liberty Property Trust (REIT)	3,036	115,155
Life Time Fitness, Inc.* (Leisure Time)	1,518	73,987
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,794	111,407
Live Nation, Inc.* (Commercial Services)	2,622	64,737
Louisiana-Pacific Corp.* (Building Materials)	3,036	45,601
M.D.C. Holdings, Inc. (Home Builders)	1,656	50,160
Mack-Cali Realty Corp. (REIT)	3,588	77,070
Mallinckrodt PLC* (Pharmaceuticals)	2,346	187,727
Manpower, Inc. (Commercial Services)	3,312	281,023
Martin Marietta Materials (Building Materials)	966	127,560
MDU Resources Group, Inc. (Electric)	7,866	276,097
Mednax, Inc.* (Healthcare-Services)	1,380	80,247
Mercury General Corp. (Insurance)	1,518	71,407
Meredith Corp. (Media)	552	26,695
Micros Systems, Inc.* (Computers)	1,104	74,962
Mid-America Apartment Communities, Inc. (REIT)	1,794	131,052
Minerals Technologies, Inc. (Chemicals)	552	36,200
MSA Safety, Inc. (Machinery-Construction & Mining)	552	31,729
MSC Industrial Direct Co.—Class A (Retail)	966	92,388
Murphy USA, Inc.* (Oil & Gas)	1,794	87,709
National Fuel Gas Co. (Gas)	1,932	151,276
National Instruments Corp. (Electronics)	1,380	44,698
National Retail Properties, Inc. (REIT)	4,968	184,760
NCR Corp.* (Computers)	3,036	106,533
New York Community Bancorp (Savings & Loans)	18,078	288,886

See accompanying notes to financial statements.

62 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
NewMarket Corp. (Chemicals)	138	$54,111
NOW, Inc.* (Oil & Gas Services)	2,346	84,949
NVR, Inc.* (Home Builders)	138	158,783
Office Depot, Inc.* (Retail)	11,316	64,388
OGE Energy Corp. (Electric)	8,142	318,189
Olin Corp. (Chemicals)	3,174	85,444
Omnicare, Inc. (Pharmaceuticals)	2,484	165,360
ONE Gas, Inc. (Gas)	2,070	78,143
Oshkosh Truck Corp. (Auto Manufacturers)	3,450	191,579
Owens & Minor, Inc. (Distribution/Wholesale)	2,622	89,096
Plantronics, Inc. (Telecommunications)	690	33,155
PNM Resources, Inc. (Electric)	3,312	97,141
Polycom, Inc.* (Telecommunications)	5,658	70,894
PolyOne Corp. (Chemicals)	1,656	69,784
Post Holdings, Inc.* (Food)	1,794	91,333
Potlatch Corp. (REIT)	828	34,279
Primerica, Inc. (Insurance)	2,208	105,653
Prosperity Bancshares, Inc. (Banks)	1,104	69,110
Protective Life Corp. (Insurance)	3,174	220,053
Questar Corp. (Gas)	3,726	92,405
R.R. Donnelley & Sons Co. (Commercial Services)	3,036	51,491
Raymond James Financial Corp. (Diversified Financial Services)	5,106	259,028
Rayonier Advanced Materials, Inc.* (Chemicals)	1,011	39,163
Rayonier, Inc. (REIT)	3,036	107,930
Realty Income Corp. (REIT)	9,108	404,576
Regal-Beloit Corp. (Hand/Machine Tools)	1,794	140,937
Regency Centers Corp. (REIT)	2,070	115,258
Reinsurance Group of America, Inc. (Insurance)	2,760	217,764
Reliance Steel & Aluminum Co. (Iron/Steel)	3,174	233,955
RenaissanceRe Holdings (Insurance)	1,242	132,894
Rent-A-Center, Inc. (Commercial Services)	2,208	63,325
ResMed, Inc. (Healthcare-Products)	2,070	104,804
RF Micro Devices, Inc.* (Telecommunications)	11,730	112,490
Riverbed Technology, Inc.* (Computers)	2,760	56,939
Rock-Tenn Co.—Class A (Packaging & Containers)	1,656	174,857
Rollins, Inc. (Commercial Services)	966	28,980
Rovi Corp.* (Semiconductors)	3,864	92,581
Royal Gold, Inc. (Mining)	2,622	199,586
RPM, Inc. (Chemicals)	2,484	114,711
Science Applications International Corp. (Computers)	1,656	73,129
Semtech Corp.* (Semiconductors)	1,380	36,087
Senior Housing Properties Trust (REIT)	4,554	110,617
Sensient Technologies Corp. (Chemicals)	2,070	115,340
Service Corp. International (Commercial Services)	3,726	77,203
Signet Jewelers, Ltd. (Retail)	1,518	167,876
Silgan Holdings, Inc. (Packaging & Containers)	1,794	91,171
Silicon Laboratories, Inc.* (Semiconductors)	1,656	81,558
Sirona Dental Systems, Inc.* (Healthcare-Products)	966	79,656
Skyworks Solutions, Inc. (Semiconductors)	2,760	129,610
SL Green Realty Corp. (REIT)	3,864	422,759
Solera Holdings, Inc. (Software)	966	64,866
Sonoco Products Co. (Packaging & Containers)	4,140	181,870
SPX Corp. (Miscellaneous Manufacturing)	1,794	194,128
StanCorp Financial Group, Inc. (Insurance)	1,794	114,816
Steel Dynamics, Inc. (Iron/Steel)	9,108	163,489
STERIS Corp. (Healthcare-Products)	966	51,662
SunEdison, Inc.* (Semiconductors)	3,174	71,732
Superior Energy Services, Inc. (Oil & Gas Services)	6,348	229,416
Synopsys, Inc.* (Computers)	3,588	139,286
Taubman Centers, Inc. (REIT)	1,242	94,156
TCF Financial Corp. (Banks)	6,762	110,694
Tech Data Corp.* (Electronics)	1,518	94,905
Techne Corp. (Healthcare-Products)	552	51,099
Teleflex, Inc. (Healthcare-Products)	828	87,437
Telephone & Data Systems, Inc. (Telecommunications)	4,002	104,491
Teradyne, Inc. (Semiconductors)	8,004	156,879
The Cheesecake Factory, Inc. (Retail)	690	32,030
The Cooper Cos., Inc. (Healthcare-Products)	690	93,516
The New York Times Co.—Class A (Media)	5,106	77,662
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	966	54,927
The Timken Co. (Metal Fabricate/Hardware)	3,174	215,325
The Valspar Corp. (Chemicals)	1,380	105,142
Thor Industries, Inc. (Home Builders)	966	54,936
Thoratec Corp.* (Healthcare-Products)	1,104	38,485
Tibco Software, Inc.* (Internet)	2,760	55,669
Tidewater, Inc. (Transportation)	2,070	116,231
Time, Inc.* (Media)	3,174	76,874
Tootsie Roll Industries, Inc. (Food)	414	12,188
Triumph Group, Inc. (Aerospace/Defense)	2,070	144,527
Trustmark Corp. (Banks)	2,760	68,144
tw telecom, Inc.* (Telecommunications)	2,622	105,693
UDR, Inc. (REIT)	5,934	169,890
UGI Corp. (Gas)	4,692	236,945
Unit Corp.* (Oil & Gas)	1,794	123,481
United Natural Foods, Inc.* (Food)	2,070	134,757
Universal Corp. (Agriculture)	966	53,468
URS Corp. (Engineering & Construction)	2,760	126,546
Valley National Bancorp (Banks)	8,142	80,687
Valmont Industries, Inc. (Metal Fabricate/Hardware)	552	83,876
VCA Antech, Inc.* (Pharmaceuticals)	1,794	62,951
Vectren Corp. (Gas)	3,312	140,760
VeriFone Systems, Inc.* (Computers)	4,554	167,360
Vishay Intertechnology, Inc. (Electronics)	5,520	85,505
W.R. Berkley Corp. (Insurance)	4,278	198,114
Washington Prime Group, Inc.* (REIT)	3,450	64,653
Waste Connections, Inc. (Environmental Control)	1,794	87,099
Watsco, Inc. (Distribution/Wholesale)	690	70,904
Webster Financial Corp. (Banks)	1,518	47,878
Weingarten Realty Investors (REIT)	2,484	81,575
WellCare Health Plans, Inc.* (Healthcare-Services)	1,794	133,940
Werner Enterprises, Inc. (Transportation)	1,794	47,559
Westamerica Bancorp (Banks)	552	28,859
Westar Energy, Inc. (Electric)	5,244	200,268
WGL Holdings, Inc. (Gas)	2,070	89,217
Whitewave Foods Co.* (Food)	3,312	107,209
Williams-Sonoma, Inc. (Retail)	1,380	99,056
Woodward, Inc. (Electronics)	1,380	69,248
World Fuel Services Corp. (Retail)	2,898	142,669
WPX Energy, Inc.* (Oil & Gas)	8,280	197,975
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	828	68,161
TOTAL COMMON STOCKS (Cost $24,057,345)		32,826,245

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 63

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $115,000	$115,000	$115,000
TOTAL REPURCHASE AGREEMENTS (Cost $115,000)		115,000
TOTAL INVESTMENT SECURITIES (Cost $24,172,345)—99.9%		32,941,245
Net other assets (liabilities)—0.1%		48,255
NET ASSETS—100.0%		$32,989,500

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Advertising	$51,198	0.2%
Aerospace/Defense	511,132	1.6%
Agriculture	53,468	0.2%
Airlines	101,816	0.3%
Auto Manufacturers	191,579	0.6%
Banks	1,100,179	3.3%
Biotechnology	99,120	0.3%
Building Materials	222,604	0.6%
Chemicals	1,284,763	3.9%
Commercial Services	1,197,345	3.7%
Computers	929,994	2.8%
Distribution/Wholesale	595,522	1.8%
Diversified Financial Services	467,554	1.4%
Electric	1,820,521	5.6%
Electrical Components & Equipment	287,364	0.9%
Electronics	612,213	1.8%
Engineering & Construction	454,845	1.4%
Entertainment	176,781	0.5%
Environmental Control	228,963	0.7%
Food	1,036,724	3.2%
Forest Products & Paper	112,353	0.3%
Gas	1,009,822	3.0%
Hand/Machine Tools	230,350	0.7%
Healthcare-Products	962,165	3.0%
Healthcare-Services	676,051	2.0%
Home Builders	333,481	1.0%
Household Products/Wares	228,683	0.7%
Insurance	2,680,352	8.2%
Internet	361,408	1.1%
Iron/Steel	626,883	1.9%
Leisure Time	73,987	0.2%
Machinery-Construction & Mining	31,729	0.1%
Machinery-Diversified	269,878	0.8%
Media	364,686	1.1%
Metal Fabricate/Hardware	299,201	0.9%
Mining	278,859	0.8%
Miscellaneous Manufacturing	770,575	2.2%
Office Furnishings	25,039	0.1%
Oil & Gas	1,027,960	3.1%
Oil & Gas Services	498,810	1.6%
Packaging & Containers	515,662	1.6%
Pharmaceuticals	416,038	1.3%
Real Estate	226,744	0.7%
REIT	4,137,590	12.6%
Retail	2,218,370	6.7%
Savings & Loans	461,932	1.4%
Semiconductors	1,027,780	3.1%
Shipbuilding	91,374	0.3%
Software	165,982	0.5%
Telecommunications	754,737	2.2%
Transportation	297,055	0.9%
Trucking & Leasing	129,328	0.4%
Water	97,696	0.3%
Other**	163,255	0.4%
Total	$32,989,500	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

64 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$24,172,345
Securities, at value	32,826,245
Repurchase agreements, at value	115,000
Total Investment Securities, at value	32,941,245
Cash	11
Dividends and interest receivable	37,930
Receivable for capital shares issued	60,424
Receivable for investments sold	394,959
Prepaid expenses	361
TOTAL ASSETS	33,434,930

LIABILITIES:
Payable for investments purchased	315,214
Payable for capital shares redeemed	76,561
Advisory fees payable	16,956
Management services fees payable	2,261
Administration fees payable	960
Administrative services fees payable	10,443
Distribution fees payable	8,069
Trustee fees payable	10
Transfer agency fees payable	1,572
Fund accounting fees payable	1,902
Compliance services fees payable	151
Other accrued expenses	11,331
TOTAL LIABILITIES	445,430
NET ASSETS	$32,989,500

NET ASSETS CONSIST OF:
Capital	$28,904,486
Accumulated net investment income (loss)	25,397
Accumulated net realized gains (losses) on investments	(4,709,283)
Net unrealized appreciation (depreciation) on investments	8,768,900
NET ASSETS	$32,989,500

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	791,073
Net Asset Value (offering and redemption price per share)	$41.70

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$255,503
Interest	3
TOTAL INVESTMENT INCOME	255,506

EXPENSES:
Advisory fees	101,703
Management services fees	13,560
Administration fees	5,081
Transfer agency fees	7,736
Administrative services fees	45,961
Distribution fees	33,901
Custody fees	9,021
Fund accounting fees	10,408
Trustee fees	329
Compliance services fees	151
Other fees	9,172
Total Gross Expenses before reductions	237,023
Expenses reduced and reimbursed by the Advisor	(9,209)
TOTAL NET EXPENSES	227,814
NET INVESTMENT INCOME (LOSS)	27,692

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	836,563
Change in net unrealized appreciation/depreciation on investments	1,240,376
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,076,939

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,104,631

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 65

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$27,692	$32,312
Net realized gains (losses) on investments	836,563	4,334,701
Change in net unrealized appreciation/depreciation on investments	1,240,376	2,628,186
Change in net assets resulting from operations	2,104,631	6,995,199

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(32,312)	(105,779)
Change in net assets resulting from distributions	(32,312)	(105,779)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,799,157	51,405,732
Dividends reinvested	32,312	105,779
Value of shares redeemed	(20,317,906)	(55,458,633)
Change in net assets resulting from capital transactions	2,513,563	(3,947,122)
Change in net assets	4,585,882	2,942,298

NET ASSETS:
Beginning of period	28,403,618	25,461,320
End of period	$32,989,500	$28,403,618
Accumulated net investment income (loss)	$25,397	$30,017

SHARE TRANSACTIONS:
Issued	574,103	1,504,643
Reinvested	811	3,198
Redeemed	(526,299)	(1,642,060)
Change in shares	48,615	(134,219)

See accompanying notes to financial statements.

66 :: ProFund VP Mid-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$38.26		$29.04	$24.95	$26.01	$21.66	$16.72

Investment Activities:
Net investment income (loss)(a)	0.04		0.04	0.12	0.04	0.03	0.15
Net realized and unrealized gains (losses) on investments	3.44		9.28	4.01	(1.06)	4.39	5.00
Total income (loss) from investment activities	3.48		9.32	4.13	(1.02)	4.42	5.15

Distributions to Shareholders From:
Net investment income	(0.04)		(0.10)	(0.04)	(0.04)	(0.07)	(0.21)

Net Asset Value, End of Period	$41.70		$38.26	$29.04	$24.95	$26.01	$21.66

Total Return	9.11	%(b)	32.16%	16.57%	(3.92)%	20.45%	30.87%

Ratios to Average Net Assets:
Gross expenses(c)	1.75%		1.83%	1.91%	1.84%	1.87%	1.90%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	0.20%		0.11%	0.43%	0.15%	0.14%	0.82%

Supplemental Data:
Net assets, end of period (000’s)	$32,990		$28,404	$25,461	$26,113	$29,286	$34,308
Portfolio turnover rate(d)	70	%(b)	185%	250%	477%	400%	362%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 67

Investment Objective: The ProFund VP Mid-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
United Rentals, Inc.	1.2%
Hanesbrands, Inc.	1.2%
Endo International PLC	1.2%
Trimble Navigation, Ltd.	1.2%
BE Aerospace, Inc.	1.1%

S&P MidCap 400 Growth Index — Composition

% of Index
Industrial	22%
Consumer Non-cyclical	21%
Financial	16%
Consumer Cyclical	14%
Technology	12%
Energy	6%
Communications	5%
Basic Materials	3%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
3D Systems Corp.* (Computers)	3,620	$216,476
ACI Worldwide, Inc.* (Software)	1,267	70,737
Acuity Brands, Inc. (Electrical Components & Equipment)	1,629	225,209
Acxiom Corp.* (Software)	2,715	58,888
ADTRAN, Inc. (Telecommunications)	905	20,417
Advance Auto Parts, Inc. (Retail)	1,448	195,365
Advanced Micro Devices, Inc.* (Semiconductors)	10,860	45,503
Advent Software, Inc. (Software)	1,448	47,161
Alaska Air Group, Inc. (Airlines)	2,534	240,857
Albemarle Corp. (Chemicals)	1,448	103,532
Alexander & Baldwin, Inc. (Real Estate)	1,448	60,020
Align Technology, Inc.* (Healthcare-Products)	2,534	142,005
Alliant Techsystems, Inc. (Aerospace/Defense)	543	72,719
Allscripts Healthcare Solutions, Inc.* (Software)	3,077	49,386
AMC Networks, Inc.*—Class A (Media)	2,172	133,556
ANSYS, Inc.* (Software)	3,258	247,023
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,267	84,902
Aqua America, Inc. (Water)	3,077	80,679
ARRIS Group, Inc.* (Telecommunications)	2,896	94,206
Arthur J. Gallagher & Co. (Insurance)	3,258	151,822
Associated Banc-Corp. (Banks)	5,611	101,447
Atmel Corp.* (Semiconductors)	6,516	61,055
Bally Technologies, Inc.* (Entertainment)	1,448	95,163
BancorpSouth, Inc. (Banks)	3,077	75,602
Bank of Hawaii Corp. (Banks)	724	42,492
BE Aerospace, Inc.* (Aerospace/Defense)	3,439	318,073
Belden, Inc. (Electrical Components & Equipment)	1,629	127,323
Bill Barrett Corp.* (Oil & Gas)	905	24,236
Brinker International, Inc. (Retail)	2,353	114,473
Broadridge Financial Solutions, Inc. (Software)	4,344	180,884
Brown & Brown, Inc. (Insurance)	2,172	66,702
Brunswick Corp. (Leisure Time)	3,258	137,260
Cabela’s, Inc.* (Retail)	724	45,178
Cadence Design Systems, Inc.* (Computers)	6,878	120,296
CARBO Ceramics, Inc. (Oil & Gas Services)	724	111,583
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,267	109,748
Carpenter Technology Corp. (Iron/Steel)	1,086	68,690
Carter’s, Inc. (Apparel)	1,991	137,240
Cathay Bancorp, Inc. (Banks)	2,715	69,395
CBOE Holdings, Inc. (Diversified Financial Services)	3,077	151,419
Charles River Laboratories International, Inc.* (Biotechnology)	1,810	96,871
Chico’s FAS, Inc. (Retail)	2,353	39,907
Church & Dwight, Inc. (Household Products/Wares)	2,715	189,914
Ciena Corp.* (Telecommunications)	3,801	82,331
Cinemark Holdings, Inc. (Entertainment)	1,629	57,601
City National Corp. (Banks)	1,629	123,413
Civeo Corp.* (Commercial Services)	1,629	40,774
Clarcor, Inc. (Miscellaneous Manufacturing)	905	55,974
Commerce Bancshares, Inc. (Banks)	1,267	58,916
CommVault Systems, Inc.* (Software)	1,629	80,098
Compass Minerals International, Inc. (Mining)	543	51,987
Compuware Corp. (Software)	3,258	32,547
Concur Technologies, Inc.* (Software)	1,629	152,051
Conversant, Inc.* (Internet)	2,172	55,169
Con-way, Inc. (Transportation)	905	45,621
Copart, Inc.* (Retail)	3,982	143,193
CoreLogic, Inc.* (Commercial Services)	3,258	98,913
Covance, Inc.* (Healthcare-Services)	1,991	170,390
Crane Co. (Miscellaneous Manufacturing)	905	67,296
Cree, Inc.* (Semiconductors)	4,344	216,983
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,715	189,562
Cullen/Frost Bankers, Inc. (Banks)	724	57,500
Cypress Semiconductor Corp. (Semiconductors)	2,172	23,697
Cytec Industries, Inc. (Chemicals)	543	57,243
Deckers Outdoor Corp.* (Apparel)	1,267	109,380
Deluxe Corp. (Commercial Services)	1,810	106,030
Diebold, Inc. (Computers)	905	36,354
Domino’s Pizza, Inc. (Retail)	1,991	145,522
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,896	122,559

See accompanying notes to financial statements.

68 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	2,534	$58,941
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,629	103,816
Dril-Quip, Inc.* (Oil & Gas Services)	1,448	158,180
DST Systems, Inc. (Computers)	724	66,731
Duke Realty Corp. (REIT)	4,525	82,174
Eagle Materials, Inc. (Building Materials)	1,810	170,647
East West Bancorp, Inc. (Banks)	5,068	177,329
Eaton Vance Corp. (Diversified Financial Services)	2,715	102,600
Endo International PLC* (Pharmaceuticals)	5,068	354,861
Energen Corp. (Oil & Gas)	1,448	128,698
Energizer Holdings, Inc. (Electrical Components & Equipment)	905	110,437
Equinix, Inc.* (Internet)	1,086	228,157
Equity One, Inc. (REIT)	905	21,349
Extra Space Storage, Inc. (REIT)	3,982	212,041
FactSet Research Systems, Inc. (Media)	905	108,853
Fair Isaac Corp. (Software)	1,267	80,784
Federal Realty Investment Trust (REIT)	1,267	153,205
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,629	50,369
FEI Co. (Electronics)	1,448	131,377
FirstMerit Corp. (Banks)	2,896	57,196
Flowers Foods, Inc. (Food)	4,344	91,572
Fortinet, Inc.* (Telecommunications)	1,991	50,034
Fortune Brands Home & Security, Inc. (Building Materials)	5,973	238,502
FTI Consulting, Inc.* (Commercial Services)	905	34,227
Gartner Group, Inc.* (Commercial Services)	3,258	229,754
Genesee & Wyoming, Inc.*—Class A (Transportation)	1,810	190,050
Gentex Corp. (Electronics)	5,249	152,693
Global Payments, Inc. (Commercial Services)	2,534	184,602
Graco, Inc. (Machinery-Diversified)	2,172	169,590
Gulfport Energy Corp.* (Oil & Gas)	3,077	193,236
Hanesbrands, Inc. (Apparel)	3,620	356,353
Harsco Corp. (Miscellaneous Manufacturing)	1,267	33,740
Henry Schein, Inc.* (Healthcare-Products)	1,629	193,313
Herman Miller, Inc. (Office Furnishings)	1,267	38,314
Highwoods Properties, Inc. (REIT)	1,448	60,744
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,086	45,080
HMS Holdings Corp.* (Commercial Services)	1,991	40,636
HNI Corp. (Office Furnishings)	1,629	63,710
Hologic, Inc.* (Healthcare-Products)	5,792	146,827
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,086	133,741
Huntington Ingalls Industries, Inc. (Shipbuilding)	905	85,604
IDEX Corp. (Machinery-Diversified)	2,896	233,823
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,086	145,057
Informatica Corp.* (Software)	3,982	141,958
Integrated Device Technology, Inc.* (Semiconductors)	3,077	47,570
InterDigital, Inc. (Telecommunications)	543	25,955
International Game Technology (Entertainment)	5,792	92,151
ITT Corp. (Miscellaneous Manufacturing)	1,267	60,943
J.B. Hunt Transport Services, Inc. (Transportation)	3,258	240,374
Jack Henry & Associates, Inc. (Computers)	3,077	182,866
Jarden Corp.* (Household Products/Wares)	4,344	257,816
JDS Uniphase Corp.* (Telecommunications)	5,430	67,712
Kate Spade & Co.* (Retail)	4,525	172,584
Kennametal, Inc. (Hand/Machine Tools)	1,086	50,260
Kilroy Realty Corp. (REIT)	1,267	78,909
Kirby Corp.* (Transportation)	1,991	233,226
Knowles Corp.* (Telecommunications)	1,267	38,948
Lamar Advertising Co.—Class A (Advertising)	1,448	76,744
Lancaster Colony Corp. (Food)	362	34,448
Landstar System, Inc. (Transportation)	724	46,336
LaSalle Hotel Properties (REIT)	1,810	63,875
Lennox International, Inc. (Building Materials)	1,086	97,273
Liberty Property Trust (REIT)	2,534	96,115
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,896	202,373
Live Nation, Inc.* (Commercial Services)	2,896	71,502
LKQ Corp.* (Distribution/Wholesale)	10,679	285,023
Louisiana-Pacific Corp.* (Building Materials)	2,353	35,342
Martin Marietta Materials (Building Materials)	724	95,604
Mednax, Inc.* (Healthcare-Services)	2,353	136,827
Mentor Graphics Corp. (Computers)	3,439	74,179
Meredith Corp. (Media)	905	43,766
Mettler Toledo International, Inc.* (Electronics)	1,086	274,953
Micros Systems, Inc.* (Computers)	1,629	110,609
Mid-America Apartment Communities, Inc. (REIT)	1,086	79,332
Minerals Technologies, Inc. (Chemicals)	724	47,480
MSA Safety, Inc. (Machinery-Construction & Mining)	543	31,212
MSC Industrial Direct Co.—Class A (Retail)	905	86,554
MSCI, Inc.*—Class A (Software)	4,163	190,874
National Fuel Gas Co. (Gas)	1,267	99,206
National Instruments Corp. (Electronics)	2,172	70,351
NCR Corp.* (Computers)	3,439	120,675
NeuStar, Inc.*—Class A (Telecommunications)	2,172	56,515
NewMarket Corp. (Chemicals)	181	70,972
Nordson Corp. (Machinery-Diversified)	2,172	174,173
NOW, Inc.* (Oil & Gas Services)	1,810	65,540
NVR, Inc.* (Home Builders)	181	208,258
Oceaneering International, Inc. (Oil & Gas Services)	3,801	296,971
Office Depot, Inc.* (Retail)	7,421	42,225
Oil States International, Inc.* (Oil & Gas Services)	1,810	116,003
Old Dominion Freight Line, Inc.* (Transportation)	2,534	161,365
Old Republic International Corp. (Insurance)	8,688	143,700
OMEGA Healthcare Investors, Inc. (REIT)	4,525	166,791
Omnicare, Inc. (Pharmaceuticals)	1,448	96,393
Packaging Corp. of America (Packaging & Containers)	3,439	245,854
PacWest Bancorp (Banks)	3,439	148,462
Panera Bread Co.*—Class A (Retail)	905	135,596
Patterson-UTI Energy, Inc. (Oil & Gas)	5,068	177,076
Plantronics, Inc. (Telecommunications)	905	43,485
Polaris Industries, Inc. (Leisure Time)	2,353	306,454
PolyOne Corp. (Chemicals)	1,991	83,901
Potlatch Corp. (REIT)	724	29,974
Prosperity Bancshares, Inc. (Banks)	1,267	79,314
PTC, Inc.* (Software)	4,163	161,524
Questar Corp. (Gas)	2,896	71,821
R.R. Donnelley & Sons Co. (Commercial Services)	4,344	73,674
Rackspace Hosting, Inc.* (Internet)	4,163	140,127
Rayonier Advanced Materials, Inc.* (Chemicals)	724	28,068
Rayonier, Inc. (REIT)	1,810	64,346
Regency Centers Corp. (REIT)	1,448	80,625
RenaissanceRe Holdings (Insurance)	362	38,734
ResMed, Inc. (Healthcare-Products)	3,258	164,953
Riverbed Technology, Inc.* (Computers)	3,258	67,213
Rock-Tenn Co.—Class A (Packaging & Containers)	1,086	114,671
Rollins, Inc. (Commercial Services)	1,448	43,440

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 69

Common Stocks, continued

	Shares	Value
Rosetta Resources, Inc.* (Oil & Gas)	2,172	$119,134
RPM, Inc. (Chemicals)	2,534	117,019
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,172	267,916
SEI Investments Co. (Commercial Services)	5,068	166,078
Semtech Corp.* (Semiconductors)	1,267	33,132
Senior Housing Properties Trust (REIT)	3,258	79,137
Service Corp. International (Commercial Services)	4,344	90,008
Signature Bank* (Banks)	1,810	228,386
Signet Jewelers, Ltd. (Retail)	1,629	180,151
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,086	89,552
Skyworks Solutions, Inc. (Semiconductors)	4,344	203,994
SLM Corp. (Diversified Financial Services)	15,023	124,841
SM Energy Co. (Oil & Gas)	2,353	197,887
Smith Corp. (Miscellaneous Manufacturing)	2,715	134,610
Solarwinds, Inc.* (Software)	2,353	90,967
Solera Holdings, Inc. (Software)	1,629	109,387
Sotheby’s—Class A (Commercial Services)	2,534	106,403
STERIS Corp. (Healthcare-Products)	1,267	67,759
SunEdison, Inc.* (Semiconductors)	5,973	134,990
SUPERVALU, Inc.* (Food)	7,059	58,025
SVB Financial Group* (Banks)	1,810	211,082
Synopsys, Inc.* (Computers)	2,353	91,343
Synovus Financial Corp. (Banks)	4,887	119,145
Taubman Centers, Inc. (REIT)	1,086	82,330
Techne Corp. (Healthcare-Products)	724	67,021
Teleflex, Inc. (Healthcare-Products)	724	76,454
Tempur-Pedic International, Inc.* (Home Furnishings)	2,172	129,668
Terex Corp. (Machinery-Construction & Mining)	3,982	163,660
The Cheesecake Factory, Inc. (Retail)	1,086	50,412
The Cooper Cos., Inc. (Healthcare-Products)	1,086	147,186
The Corporate Executive Board Co. (Commercial Services)	1,267	86,435
The Hain Celestial Group, Inc.* (Food)	1,810	160,620
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	724	41,167
The Valspar Corp. (Chemicals)	1,448	110,323
The Wendy’s Co. (Retail)	9,412	80,284
Thor Industries, Inc. (Home Builders)	724	41,174
Thoratec Corp.* (Healthcare-Products)	1,086	37,858
Tibco Software, Inc.* (Internet)	3,077	62,063
Time, Inc.* (Media)	1,267	30,687
Toll Brothers, Inc.* (Home Builders)	5,611	207,046
Tootsie Roll Industries, Inc. (Food)	362	10,657
Towers Watson & Co.—Class A (Commercial Services)	2,353	245,253
Trimble Navigation, Ltd.* (Electronics)	9,231	341,086
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,430	237,399
Tupperware Corp. (Household Products/Wares)	1,810	151,497
tw telecom, Inc.* (Telecommunications)	2,715	109,442
UDR, Inc. (REIT)	3,801	108,822
Umpqua Holdings Corp. (Banks)	6,154	110,280
United Rentals, Inc.* (Commercial Services)	3,439	360,166
United Therapeutics Corp.* (Biotechnology)	1,629	144,150
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,258	311,986
Valmont Industries, Inc. (Metal Fabricate/Hardware)	543	82,509
VCA Antech, Inc.* (Pharmaceuticals)	1,629	57,162
Wabtec Corp. (Machinery-Diversified)	3,439	284,026
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,077	192,589
Washington Federal, Inc. (Savings & Loans)	3,620	81,197
Washington Prime Group, Inc.* (REIT)	2,534	47,487
Waste Connections, Inc. (Environmental Control)	2,896	140,601
Watsco, Inc. (Distribution/Wholesale)	362	37,199
Webster Financial Corp. (Banks)	1,810	57,087
Weingarten Realty Investors (REIT)	1,810	59,440
Westamerica Bancorp (Banks)	362	18,925
WEX, Inc.* (Commercial Services)	1,448	151,997
Whitewave Foods Co.* (Food)	3,258	105,461
Williams-Sonoma, Inc. (Retail)	1,991	142,914
Woodward, Inc. (Electronics)	905	45,413
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,810	77,902
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,086	89,400
TOTAL COMMON STOCKS (Cost $19,049,569)		29,332,989
TOTAL INVESTMENT SECURITIES (Cost $19,049,569)—99.6%		29,332,989
Net other assets (liabilities)—0.4%		124,968
NET ASSETS—100.0%		$29,457,957

*       Non-income producing security

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Advertising	$76,744	0.3%
Aerospace/Defense	390,792	1.3%
Airlines	240,857	0.8%
Apparel	602,973	2.1%
Banks	1,735,971	5.8%
Biotechnology	430,583	1.5%
Building Materials	637,368	2.1%
Chemicals	618,538	2.2%
Commercial Services	2,129,892	7.1%
Computers	1,086,742	3.7%
Distribution/Wholesale	322,222	1.1%
Diversified Financial Services	621,818	2.1%
Electrical Components & Equipment	596,710	2.1%
Electronics	1,015,873	3.4%
Entertainment	303,856	1.0%
Environmental Control	140,601	0.5%
Food	460,783	1.6%
Gas	171,027	0.6%
Hand/Machine Tools	252,633	0.9%
Healthcare-Products	1,323,065	4.5%
Healthcare-Services	619,203	2.1%
Home Builders	456,478	1.5%
Home Furnishings	129,668	0.4%
Household Products/Wares	640,394	2.1%
Insurance	400,958	1.4%
Internet	485,516	1.7%
Iron/Steel	68,690	0.2%
Leisure Time	443,714	1.5%
Machinery-Construction & Mining	194,872	0.7%
Machinery-Diversified	951,012	3.2%
Media	316,862	1.1%
Metal Fabricate/Hardware	160,411	0.6%

See accompanying notes to financial statements.

70 :: ProFund VP Mid-Cap Growth :: Financial Statements

	Value	% of Net Assets
Mining	$51,987	0.2%
Miscellaneous Manufacturing	907,171	3.1%
Office Furnishings	102,024	0.3%
Oil & Gas	840,267	2.8%
Oil & Gas Services	852,093	2.9%
Packaging & Containers	360,525	1.2%
Pharmaceuticals	776,332	2.6%
Real Estate	60,020	0.2%
REIT	1,566,696	5.4%
Retail	1,574,358	5.5%
Savings & Loans	81,197	0.3%
Semiconductors	766,924	2.6%
Shipbuilding	85,604	0.3%
Software	1,694,269	5.7%
Telecommunications	589,045	2.0%
Transportation	916,972	3.0%
Water	80,679	0.3%
Other**	124,968	0.4%
Total	$29,457,957	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 71

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$19,049,569
Securities, at value	29,332,989
Total Investment Securities, at value	29,332,989
Dividends receivable	12,494
Receivable for capital shares issued	74,990
Receivable for investments sold	435,632
Prepaid expenses	440
TOTAL ASSETS	29,856,545

LIABILITIES:
Payable for investments purchased	195,690
Payable for capital shares redeemed	282
Cash overdraft	153,312
Advisory fees payable	15,079
Management services fees payable	2,010
Administration fees payable	900
Administrative services fees payable	9,096
Distribution fees payable	6,848
Trustee fees payable	10
Transfer agency fees payable	1,474
Fund accounting fees payable	1,782
Compliance services fees payable	165
Other accrued expenses	11,940
TOTAL LIABILITIES	398,588
NET ASSETS	$29,457,957

NET ASSETS CONSIST OF:
Capital	$18,101,744
Accumulated net investment income (loss)	(92,780)
Accumulated net realized gains (losses) on investments	1,165,573
Net unrealized appreciation (depreciation) on investments	10,283,420
NET ASSETS	$29,457,957

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	620,183
Net Asset Value (offering and redemption price per share)	$47.50

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$146,217
Interest	4
TOTAL INVESTMENT INCOME	146,221

EXPENSES:
Advisory fees	106,035
Management services fees	14,138
Administration fees	5,309
Transfer agency fees	8,053
Administrative services fees	47,995
Distribution fees	35,345
Custody fees	12,574
Fund accounting fees	10,723
Trustee fees	352
Compliance services fees	108
Other fees	9,367
Total Gross Expenses before reductions	249,999
Expenses reduced and reimbursed by the Advisor	(12,480)
TOTAL NET EXPENSES	237,519
NET INVESTMENT INCOME (LOSS)	(91,298)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,088,228
Change in net unrealized appreciation/depreciation on investments	(1,963,340)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,124,888

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,033,590

See accompanying notes to financial statements.

72 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(91,298)	$(189,213)
Net realized gains (losses) on investments	3,088,228	4,635,364
Change in net unrealized appreciation/depreciation on investments	(1,963,340)	3,650,663
Change in net assets resulting from operations	1,033,590	8,096,814

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,182,548)	—
Change in net assets resulting from distributions	(2,182,548)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,202,769	41,733,135
Dividends reinvested	2,182,548	—
Value of shares redeemed	(23,759,475)	(45,073,008)
Change in net assets resulting from capital transactions	(4,374,158)	(3,339,873)
Change in net assets	(5,523,116)	4,756,941

NET ASSETS:
Beginning of period	34,981,073	30,224,132
End of period	$29,457,957	$34,981,073
Accumulated net investment income (loss)	$(92,780)	$(1,482)

SHARE TRANSACTIONS:
Issued	354,320	931,839
Reinvested	47,716	—
Redeemed	(481,053)	(1,021,137)
Change in shares	(79,017)	(89,298)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 73

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$50.03		$38.33	$33.22	$34.21	$26.64	$19.26

Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.27)	(0.24)	(0.35)	(0.26)	(0.17)
Net realized and unrealized gains (losses) on investments	2.15		11.97	5.35	(0.64)	7.83	7.55
Total income (loss) from investment activities	1.99		11.70	5.11	(0.99)	7.57	7.38

Distributions to Shareholders From:
Net realized gains on investments	(4.52)		—	—	—	—	—

Net Asset Value, End of Period	$47.50		$50.03	$38.33	$33.22	$34.21	$26.64

Total Return	4.33	%(b)	30.52%	15.38%	(2.89)%	28.42%	38.32%

Ratios to Average Net Assets:
Gross expenses(c)	1.77%		1.79%	1.87%	1.81%	1.83%	1.85%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	(0.65)%		(0.60)%	(0.65)%	(0.99)%	(0.87)%	(0.76)%

Supplemental Data:
Net assets, end of period (000’s)	$29,458		$34,981	$30,224	$32,548	$74,427	$44,679
Portfolio turnover rate(d)	59	%(b)	149%	212%	348%	452%	373%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

74 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Centene Corp.	1.2%
Curtiss-Wright Corp.	0.9%
EMCOR Group, Inc.	0.8%
EPR Properties	0.8%
TreeHouse Foods, Inc.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	22%
Industrial	20%
Consumer Non-cyclical	15%
Consumer Cyclical	14%
Technology	9%
Utilities	7%
Basic Materials	5%
Energy	5%
Communications	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,320	$14,573
AAR Corp. (Aerospace/Defense)	3,120	85,987
Abaxis, Inc. (Healthcare-Products)	840	37,220
ABM Industries, Inc. (Commercial Services)	4,080	110,078
Acadia Realty Trust (REIT)	3,000	84,270
Aceto Corp. (Chemicals)	480	8,707
Actuant Corp.—Class A (Miscellaneous Manufacturing)	3,600	124,453
Aegion Corp.* (Engineering & Construction)	3,000	69,810
Aeropostale, Inc.* (Retail)	6,120	21,359
Aerovironment, Inc.* (Aerospace/Defense)	960	30,528
Affymetrix, Inc.* (Healthcare-Products)	3,000	26,730
Agilysys, Inc.* (Computers)	480	6,758
Agree Realty Corp. (REIT)	1,200	36,276
AK Steel Holding Corp.* (Iron/Steel)	6,960	55,402
Albany International Corp.—Class A (Machinery-Diversified)	1,320	50,107
Albany Molecular Research, Inc.* (Commercial Services)	360	7,243
ALLETE, Inc. (Electric)	3,000	154,050
Alliance One International, Inc.* (Agriculture)	6,480	16,200
Almost Family, Inc.* (Healthcare-Services)	600	13,248
Amedisys, Inc.* (Healthcare-Services)	2,520	42,185
American Assets Trust, Inc. (REIT)	1,320	45,606
American Science & Engineering, Inc. (Electronics)	360	25,052
American States Water Co. (Water)	1,800	59,814
American Woodmark Corp.* (Home Furnishings)	480	15,298
Amerisafe, Inc. (Insurance)	480	19,522
AMN Healthcare Services, Inc.* (Commercial Services)	3,600	44,280
AmSurg Corp.* (Healthcare-Services)	960	43,747
Analogic Corp. (Electronics)	480	37,555
Anixter International, Inc. (Telecommunications)	2,160	216,151
Annie’s, Inc.* (Food)	720	24,350
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,240	164,365
Approach Resources, Inc.* (Oil & Gas)	2,760	62,735
ArcBest Corp. (Transportation)	960	41,770
Arch Coal, Inc. (Coal)	16,680	60,882
Associated Estates Realty Corp. (REIT)	3,000	54,060
Astec Industries, Inc. (Machinery-Construction & Mining)	1,440	63,187
Atlantic Tele-Network, Inc. (Telecommunications)	840	48,720
Atlas Air Worldwide Holdings, Inc.* (Transportation)	1,920	70,752
Avista Corp. (Electric)	4,680	156,874
B&G Foods, Inc.—Class A (Food)	2,160	70,610
Badger Meter, Inc. (Electronics)	600	31,590
Bank Mutual Corp. (Savings & Loans)	1,320	7,656
Banner Corp. (Banks)	1,560	61,823
Barnes & Noble, Inc.* (Retail)	2,880	65,635
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,560	60,122
Basic Energy Services, Inc.* (Oil & Gas Services)	1,320	38,570
Bel Fuse, Inc.—Class B (Electronics)	840	21,563
Benchmark Electronics, Inc.* (Electronics)	4,200	107,016
Big 5 Sporting Goods Corp. (Retail)	1,440	17,669
Biglari Holdings, Inc.* (Retail)	120	50,756
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,080	32,638
BJ’s Restaurants, Inc.* (Retail)	1,920	67,027
Black Box Corp. (Telecommunications)	1,200	28,128
Blue Nile, Inc.* (Internet)	360	10,080
Bob Evans Farms, Inc. (Retail)	1,080	54,054
Boise Cascade Co.* (Building Materials)	2,520	72,173
Bottomline Technologies, Inc.* (Software)	1,560	46,675
Boyd Gaming Corp.* (Lodging)	3,000	36,390
Brady Corp.—Class A (Electronics)	2,400	71,688
Briggs & Stratton Corp. (Machinery-Diversified)	3,720	76,111
Bristow Group, Inc. (Transportation)	1,560	125,767
Brookline Bancorp, Inc. (Savings & Loans)	5,520	51,722
Brooks Automation, Inc. (Semiconductors)	5,280	56,866
Brown Shoe Co., Inc. (Retail)	3,240	92,696
Cabot Microelectronics Corp.* (Semiconductors)	1,080	48,222
CACI International, Inc.*—Class A (Computers)	1,800	126,378
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,440	19,282

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 75

Common Stocks, continued

	Shares	Value
Calavo Growers, Inc. (Food)	600	$20,298
Calgon Carbon Corp.* (Environmental Control)	1,920	42,874
Callaway Golf Co. (Leisure Time)	6,120	50,918
Cal-Maine Foods, Inc. (Food)	1,200	89,184
Capstead Mortgage Corp. (REIT)	7,560	99,414
Cardinal Financial Corp. (Banks)	1,440	26,582
Career Education Corp.* (Commercial Services)	4,560	21,341
Casey’s General Stores, Inc. (Retail)	1,440	101,218
Cash America International, Inc. (Retail)	2,160	95,969
Cbeyond, Inc.* (Telecommunications)	2,280	22,686
CDI Corp. (Commercial Services)	1,080	15,563
Cedar Realty Trust, Inc. (REIT)	5,400	33,750
Centene Corp.* (Healthcare-Services)	4,560	344,783
Central Garden & Pet Co.*—Class A (Household Products/Wares)	3,360	30,912
Century Aluminum Co.* (Mining)	4,080	63,974
CEVA, Inc.* (Semiconductors)	1,080	15,952
Checkpoint Systems, Inc.* (Electronics)	3,240	45,328
Chemed Corp. (Commercial Services)	1,320	123,710
Chesapeake Lodging Trust (REIT)	2,760	83,435
Christopher & Banks Corp.* (Retail)	2,880	25,229
CIBER, Inc.* (Computers)	5,400	26,676
Cincinnati Bell, Inc.* (Telecommunications)	16,440	64,610
Cirrus Logic, Inc.* (Semiconductors)	2,880	65,491
City Holding Co. (Banks)	600	27,072
Clearwater Paper Corp.* (Forest Products & Paper)	1,560	96,283
Cloud Peak Energy, Inc.* (Coal)	4,800	88,416
Coherent, Inc.* (Electronics)	840	55,583
Cohu, Inc. (Semiconductors)	1,800	19,260
Columbia Banking System, Inc. (Banks)	1,320	34,729
Comfort Systems USA, Inc. (Building Materials)	1,320	20,856
Community Bank System, Inc. (Banks)	1,800	65,160
Computer Programs & Systems, Inc. (Software)	360	22,896
Comstock Resources, Inc. (Oil & Gas)	3,480	100,364
Comtech Telecommunications Corp. (Telecommunications)	1,200	44,796
CONMED Corp. (Healthcare-Products)	2,160	95,364
Contango Oil & Gas Co.* (Oil & Gas)	1,200	50,772
Cousins Properties, Inc. (REIT)	14,520	180,773
Cracker Barrel Old Country Store, Inc. (Retail)	840	83,639
Crocs, Inc.* (Apparel)	6,840	102,805
Cross Country Healthcare, Inc.* (Commercial Services)	2,160	14,083
CSG Systems International, Inc. (Software)	960	25,066
CTS Corp. (Electronics)	1,080	20,196
Cubic Corp. (Aerospace/Defense)	1,680	74,777
Curtiss-Wright Corp. (Aerospace/Defense)	3,720	243,884
CVB Financial Corp. (Banks)	3,720	59,632
Cynosure, Inc.*—Class A (Healthcare-Products)	480	10,200
Darling International, Inc.* (Environmental Control)	4,560	95,304
Deltic Timber Corp. (Forest Products & Paper)	480	29,002
Diamond Foods, Inc.* (Food)	840	23,688
DiamondRock Hospitality Co. (REIT)	7,680	98,458
Dice Holdings, Inc.* (Internet)	1,080	8,219
Digi International, Inc.* (Software)	2,040	19,217
Digital River, Inc.* (Software)	1,320	20,368
Dime Community Bancshares, Inc. (Savings & Loans)	2,280	36,001
DineEquity, Inc. (Retail)	720	57,233
Diodes, Inc.* (Semiconductors)	2,880	83,405
DSP Group, Inc.* (Semiconductors)	960	8,150
DTS, Inc.* (Home Furnishings)	600	11,046
EastGroup Properties, Inc. (REIT)	1,320	84,784
Ebix, Inc. (Software)	2,520	36,061
El Paso Electric Co. (Electric)	3,120	125,455
Electro Scientific Industries, Inc. (Electronics)	1,320	8,989
EMCOR Group, Inc. (Engineering & Construction)	5,280	235,118
Emergent Biosolutions, Inc.* (Biotechnology)	1,440	32,342
Encore Wire Corp. (Electrical Components & Equipment)	480	23,539
Engility Holdings, Inc.* (Computers)	1,320	50,503
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,080	79,013
Entropic Communications, Inc.* (Semiconductors)	4,560	15,185
EPIQ Systems, Inc. (Software)	720	10,116
EPR Properties (REIT)	4,200	234,655
ESCO Technologies, Inc. (Electronics)	2,040	70,666
Ethan Allen Interiors, Inc. (Home Furnishings)	2,040	50,470
Exar Corp.* (Semiconductors)	1,800	20,340
ExlService Holdings, Inc.* (Commercial Services)	1,320	38,874
Exponent, Inc. (Engineering & Construction)	360	26,680
Exterran Holdings, Inc. (Oil & Gas Services)	4,680	210,554
EZCORP, Inc.*—Class A (Retail)	4,320	49,896
F.N.B. Corp. (Banks)	13,080	167,685
Fabrinet* (Miscellaneous Manufacturing)	1,680	34,608
First Bancorp* (Banks)	5,280	28,723
First Commonwealth Financial Corp. (Banks)	3,360	30,979
First Financial Bancorp (Banks)	4,560	78,478
Forest Oil Corp.* (Oil & Gas)	5,640	12,859
Forrester Research, Inc. (Commercial Services)	480	18,182
Forward Air Corp. (Transportation)	1,320	63,162
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,080	43,556
Franklin Street Properties Corp. (REIT)	6,840	86,047
Fred’s, Inc.—Class A (Retail)	2,640	40,366
FTD Cos., Inc.* (Internet)	1,440	45,777
FutureFuel Corp. (Energy-Alternate Sources)	720	11,945
FXCM, Inc. (Diversified Financial Services)	3,000	44,880
G & K Services, Inc.—Class A (Textiles)	840	43,739
General Cable Corp. (Electrical Components & Equipment)	3,840	98,534
General Communication, Inc.*—Class A (Telecommunications)	1,080	11,966
Genesco, Inc.* (Retail)	1,920	157,689
Gentiva Health Services, Inc.* (Healthcare-Services)	1,440	21,686
Getty Realty Corp. (REIT)	2,040	38,923
Gibraltar Industries, Inc.* (Building Materials)	2,280	35,363
G-III Apparel Group, Ltd.* (Apparel)	600	48,996
Glatfelter (Forest Products & Paper)	3,360	89,141
Globe Specialty Metals, Inc. (Mining)	2,640	54,859
Government Properties Income Trust (REIT)	4,320	109,685
Greatbatch, Inc.* (Healthcare-Products)	840	41,210
Green Dot Corp.*—Class A (Commercial Services)	1,320	25,054
Green Plains Renewable Energy (Energy-Alternate Sources)	2,520	82,832
Greenhill & Co., Inc. (Diversified Financial Services)	960	47,280
Griffon Corp. (Building Materials)	3,360	41,664
Group 1 Automotive, Inc. (Retail)	1,680	141,641
GT Advanced Technologies, Inc.* (Semiconductors)	4,680	87,048
Gulf Island Fabrication, Inc. (Oil & Gas Services)	960	20,659

See accompanying notes to financial statements.

76 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Haemonetics Corp.* (Healthcare-Products)	2,400	$84,672
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	1,560	49,062
Hanmi Financial Corp. (Banks)	2,520	53,122
Harte-Hanks, Inc. (Advertising)	3,480	25,021
Haverty Furniture Cos., Inc. (Retail)	840	21,109
Hawkins, Inc. (Chemicals)	720	26,741
Haynes International, Inc. (Metal Fabricate/Hardware)	960	54,327
Headwaters, Inc.* (Building Materials)	2,760	38,336
Healthcare Realty Trust, Inc. (REIT)	7,560	192,174
Healthcare Services Group, Inc. (Commercial Services)	2,400	70,656
Healthways, Inc.* (Healthcare-Services)	2,760	48,410
Heartland Express, Inc. (Transportation)	2,040	43,534
Heartland Payment Systems, Inc. (Commercial Services)	1,320	54,397
Heidrick & Struggles International, Inc. (Commercial Services)	1,320	24,420
Helen of Troy, Ltd.* (Household Products/Wares)	840	50,929
Hibbett Sports, Inc.* (Retail)	960	52,003
Higher One Holdings, Inc.* (Diversified Financial Services)	1,680	6,401
Hittite Microwave Corp. (Semiconductors)	1,440	112,248
Horace Mann Educators Corp. (Insurance)	3,240	101,315
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,520	118,238
Hub Group, Inc.*—Class A (Transportation)	2,760	139,103
ICU Medical, Inc.* (Healthcare-Products)	1,080	65,675
II-VI, Inc.* (Electronics)	4,200	60,732
Impax Laboratories, Inc.* (Pharmaceuticals)	5,160	154,748
Independent Bank Corp. (Banks)	1,920	73,690
Infinity Property & Casualty Corp. (Insurance)	960	64,541
Inland Real Estate Corp. (REIT)	2,040	21,685
Innophos Holdings, Inc. (Chemicals)	1,680	96,717
Insight Enterprises, Inc.* (Computers)	3,240	99,598
Insperity, Inc. (Commercial Services)	1,800	59,400
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,080	50,825
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	3,720	86,639
Interface, Inc. (Office Furnishings)	2,760	51,998
Interval Leisure Group, Inc. (Leisure Time)	1,440	31,594
Intevac, Inc.* (Machinery-Diversified)	1,200	9,612
Intrepid Potash, Inc.* (Chemicals)	4,320	72,403
Invacare Corp. (Healthcare-Products)	2,280	41,884
Investment Technology Group, Inc.* (Diversified Financial Services)	1,080	18,230
ION Geophysical Corp.* (Oil & Gas Services)	6,000	25,320
iRobot Corp.* (Home Furnishings)	960	39,312
ITT Educational Services, Inc.* (Commercial Services)	600	10,014
Ixia* (Telecommunications)	2,160	24,689
J & J Snack Foods Corp. (Food)	600	56,472
Jack in the Box, Inc. (Retail)	1,440	86,170
John Bean Technologies Corp. (Miscellaneous Manufacturing)	960	29,750
Kaiser Aluminum Corp. (Mining)	1,440	104,933
Kaman Corp.—Class A (Aerospace/Defense)	2,160	92,297
Kelly Services, Inc.—Class A (Commercial Services)	2,160	37,087
Kindred Healthcare, Inc. (Healthcare-Services)	4,320	99,792
Kite Realty Group Trust (REIT)	10,320	63,365
Knight Transportation, Inc. (Transportation)	2,880	68,458
Kopin Corp.* (Semiconductors)	3,120	10,171
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,560	59,670
Korn/Ferry International* (Commercial Services)	3,960	116,306
Kraton Performance Polymers, Inc.* (Chemicals)	2,520	56,423
Kulicke & Soffa Industries, Inc.* (Semiconductors)	6,000	85,560
Laclede Group, Inc. (Gas)	3,240	157,302
Landauer, Inc. (Commercial Services)	360	15,120
Lexington Realty Trust (REIT)	10,800	118,908
LHC Group, Inc.* (Healthcare-Services)	960	20,515
Lindsay Manufacturing Co. (Machinery-Diversified)	480	40,546
Liquidity Services, Inc.* (Internet)	2,040	32,150
Littelfuse, Inc. (Electrical Components & Equipment)	840	78,078
LivePerson, Inc.* (Computers)	2,160	21,924
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,560	65,005
LTC Properties, Inc. (REIT)	1,680	65,587
Luminex Corp.* (Healthcare-Products)	1,440	24,696
Lydall, Inc.* (Miscellaneous Manufacturing)	600	16,422
M/I Schottenstein Homes, Inc.* (Home Builders)	1,920	46,598
Magellan Health Services, Inc.* (Healthcare-Services)	2,160	134,439
ManTech International Corp.—Class A (Software)	1,920	56,678
Marcus Corp. (Lodging)	1,440	26,280
Marriott Vacations Worldwide Corp.* (Entertainment)	2,280	133,676
Materion Corp. (Mining)	1,560	57,704
Matson, Inc. (Transportation)	3,360	90,182
Matthews International Corp.—Class A (Commercial Services)	1,320	54,872
Meadowbrook Insurance Group, Inc. (Insurance)	3,600	25,884
Medical Properties Trust, Inc. (REIT)	4,440	58,786
Medifast, Inc.* (Commercial Services)	960	29,194
Mercury Computer Systems, Inc.* (Computers)	2,640	29,938
Meridian Bioscience, Inc. (Healthcare-Products)	1,440	29,722
Merit Medical Systems, Inc.* (Healthcare-Products)	3,240	48,924
Meritage Homes Corp.* (Home Builders)	2,880	121,565
Micrel, Inc. (Semiconductors)	3,600	40,608
Microsemi Corp.* (Semiconductors)	3,000	80,280
MKS Instruments, Inc. (Semiconductors)	4,200	131,209
Molina Healthcare, Inc.* (Healthcare-Services)	2,280	101,756
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,920	23,194
Monolithic Power Systems, Inc. (Semiconductors)	1,320	55,902
Monro Muffler Brake, Inc. (Commercial Services)	840	44,680
Monster Worldwide, Inc.* (Commercial Services)	7,080	46,303
Moog, Inc.*—Class A (Aerospace/Defense)	1,320	96,215
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,440	130,580
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,200	24,108
Nanometrics, Inc.* (Semiconductors)	1,080	19,710
National Penn Bancshares, Inc. (Banks)	5,160	54,593
National Presto Industries, Inc. (Aerospace/Defense)	360	26,222
Navigant Consulting Co.* (Commercial Services)	1,560	27,222
NBT Bancorp, Inc. (Banks)	3,480	83,590
Neenah Paper, Inc. (Forest Products & Paper)	1,320	70,158
NETGEAR, Inc.* (Telecommunications)	2,880	100,138
NetScout Systems, Inc.* (Computers)	1,560	69,170
New Jersey Resources Corp. (Gas)	3,360	192,058
Newport Corp.* (Electronics)	1,800	33,300

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 77

Common Stocks, continued

	Shares	Value
Northwest Bancshares, Inc. (Savings & Loans)	7,440	$100,961
Northwest Natural Gas Co. (Gas)	2,160	101,844
NorthWestern Corp. (Electric)	3,120	162,833
NTELOS Holdings Corp. (Telecommunications)	720	8,971
Nutrisystem, Inc. (Food)	1,080	18,479
Old National Bancorp (Banks)	3,720	53,122
Olympic Steel, Inc. (Metal Fabricate/Hardware)	720	17,820
OM Group, Inc. (Chemicals)	2,520	81,724
Oplink Communications, Inc.* (Telecommunications)	1,320	22,400
Orbital Sciences Corp.* (Aerospace/Defense)	2,640	78,012
Orion Marine Group, Inc.* (Engineering & Construction)	2,160	23,393
OSI Systems, Inc.* (Electronics)	840	56,070
Outerwall, Inc.* (Diversified Financial Services)	600	35,610
Oxford Industries, Inc. (Apparel)	480	32,002
PAREXEL International Corp.* (Commercial Services)	1,920	101,453
Park Electrochemical Corp. (Electronics)	1,680	47,393
Parkway Properties, Inc. (REIT)	3,360	69,384
PDC Energy, Inc.* (Oil & Gas)	1,440	90,936
Penn Virginia Corp.* (Oil & Gas)	2,040	34,578
Pennsylvania REIT (REIT)	5,400	101,628
Pericom Semiconductor Corp.* (Semiconductors)	1,560	14,102
Perry Ellis International, Inc.* (Apparel)	960	16,742
PetMed Express, Inc. (Retail)	960	12,941
PetroQuest Energy, Inc.* (Oil & Gas)	3,120	23,462
PharMerica Corp.* (Pharmaceuticals)	2,400	68,616
Piedmont Natural Gas Co., Inc. (Gas)	6,120	228,949
Pioneer Energy Services Corp.* (Oil & Gas Services)	4,920	86,297
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,320	68,336
Plexus Corp.* (Electronics)	2,640	114,285
Pool Corp. (Distribution/Wholesale)	1,680	95,021
Post Properties, Inc. (REIT)	2,760	147,550
Powell Industries, Inc. (Electrical Components & Equipment)	360	23,537
Power Integrations, Inc. (Semiconductors)	960	55,238
ProAssurance Corp. (Insurance)	4,680	207,791
Procera Networks, Inc.* (Telecommunications)	960	9,686
Progress Software Corp.* (Software)	2,280	54,811
Provident Financial Services, Inc. (Savings & Loans)	4,200	72,745
PS Business Parks, Inc. (REIT)	720	60,113
QLogic Corp.* (Semiconductors)	6,840	69,016
Quaker Chemical Corp. (Chemicals)	480	36,859
Quality Systems, Inc. (Software)	1,680	26,964
Quanex Building Products Corp. (Building Materials)	3,000	53,610
Quiksilver, Inc.* (Apparel)	10,200	36,516
QuinStreet, Inc.* (Internet)	1,560	8,596
Regis Corp. (Retail)	3,480	48,998
Resources Connection, Inc. (Commercial Services)	3,000	39,330
RLI Corp. (Insurance)	1,320	60,430
Roadrunner Transportation Systems, Inc.* (Transportation)	720	20,232
Rofin-Sinar Technologies, Inc.* (Electronics)	2,160	51,926
Rogers Corp.* (Electronics)	720	47,772
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	960	25,526
Rubicon Technology, Inc.* (Semiconductors)	1,800	15,750
Ruby Tuesday, Inc.* (Retail)	4,560	34,610
Rudolph Technologies, Inc.* (Semiconductors)	2,640	26,083
S&T Bancorp, Inc. (Banks)	2,280	56,658
Safety Insurance Group, Inc. (Insurance)	960	49,325
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	960	24,826
Sanderson Farms, Inc. (Food)	1,560	151,632
Sanmina Corp.* (Electronics)	6,480	147,614
Saul Centers, Inc. (REIT)	480	23,328
ScanSource, Inc.* (Distribution/Wholesale)	2,280	86,822
Scholastic Corp. (Media)	2,040	69,544
Schulman (A.), Inc. (Chemicals)	2,280	88,236
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,440	62,870
SEACOR Holdings, Inc.* (Oil & Gas Services)	1,560	128,311
Select Comfort Corp.* (Home Furnishings)	2,760	57,021
Selective Insurance Group, Inc. (Insurance)	4,440	109,756
Seneca Foods Corp.*—Class A (Food)	600	18,360
Simmons First National Corp.—Class A (Banks)	1,320	51,995
Simpson Manufacturing Co., Inc. (Building Materials)	2,040	74,174
Sizmek, Inc.* (Advertising)	1,800	17,154
Skechers U.S.A., Inc.*—Class A (Apparel)	3,120	142,584
SkyWest, Inc. (Airlines)	3,960	48,391
Snyders-Lance, Inc. (Food)	3,840	101,606
Sonic Automotive, Inc.—Class A (Retail)	2,640	70,435
South Jersey Industries, Inc. (Gas)	2,640	159,482
Southwest Gas Corp. (Gas)	3,600	190,044
Sovran Self Storage, Inc. (REIT)	1,440	111,240
SpartanNash Co. (Food)	3,000	63,030
Stage Stores, Inc. (Retail)	2,520	47,099
Standard Motor Products, Inc. (Auto Parts & Equipment)	840	37,523
Standard Pacific Corp.* (Home Builders)	11,760	101,136
Standex International Corp. (Miscellaneous Manufacturing)	960	71,501
Stein Mart, Inc. (Retail)	2,160	30,002
Stepan Co. (Chemicals)	1,440	76,118
Sterling Bancorp (Savings & Loans)	6,120	73,440
Stewart Information Services Corp. (Insurance)	1,680	52,097
Stifel Financial Corp.* (Diversified Financial Services)	2,160	102,276
Stillwater Mining Co.* (Mining)	5,880	103,195
Strayer Education, Inc.* (Commercial Services)	840	44,108
SunCoke Energy, Inc.* (Coal)	2,880	61,920
Super Micro Computer, Inc.* (Computers)	2,640	66,713
Superior Industries International, Inc. (Auto Parts & Equipment)	1,800	37,116
Susquehanna Bancshares, Inc. (Banks)	14,760	155,866
Swift Energy Co.* (Oil & Gas)	3,480	45,170
SWS Group, Inc.* (Diversified Financial Services)	2,280	16,598
Sykes Enterprises, Inc.* (Computers)	1,440	31,291
Symmetry Medical, Inc.* (Healthcare-Products)	3,000	26,580
SYNNEX Corp.* (Software)	2,160	157,356
Take-Two Interactive Software, Inc.* (Software)	4,680	104,083
Tanger Factory Outlet Centers, Inc. (REIT)	3,720	130,088
Tangoe, Inc.* (Software)	1,560	23,494
Taylor Capital Group, Inc.* (Banks)	480	10,262
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,320	128,264
TeleTech Holdings, Inc.* (Commercial Services)	840	24,352
Tennant Co. (Machinery-Diversified)	480	36,634
Tessera Technologies, Inc. (Semiconductors)	2,280	50,342
TETRA Tech, Inc. (Environmental Control)	5,040	138,600
TETRA Technologies, Inc.* (Oil & Gas Services)	6,240	73,507
Texas Industries, Inc.* (Building Materials)	960	88,666
The Andersons, Inc. (Agriculture)	960	49,517
The Brink’s Co. (Commercial Services)	3,840	108,365
The Buckle, Inc. (Retail)	1,320	58,555

See accompanying notes to financial statements.

78 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
The Cato Corp.—Class A (Retail)	2,040	$63,036
The Children’s Place Retail Stores, Inc. (Retail)	1,680	83,378
The Ensign Group, Inc. (Healthcare-Services)	480	14,918
The Finish Line, Inc.—Class A (Retail)	3,840	114,202
The Geo Group, Inc. (REIT)	5,640	201,517
The Men’s Wearhouse, Inc. (Retail)	1,800	100,440
The Navigators Group, Inc.* (Insurance)	840	56,322
The Pep Boys-Manny, Moe & Jack* (Retail)	4,200	48,132
The Ryland Group, Inc. (Home Builders)	1,440	56,794
Titan International, Inc. (Auto Parts & Equipment)	4,200	70,644
Tompkins Financial Corp. (Banks)	960	46,253
Toro Co. (Housewares)	1,800	114,480
Tredegar Corp. (Miscellaneous Manufacturing)	1,920	44,947
TreeHouse Foods, Inc.* (Food)	2,880	230,601
TriQuint Semiconductor, Inc.* (Semiconductors)	13,440	212,487
TrueBlue, Inc.* (Commercial Services)	1,080	29,776
TrustCo Bank Corp. (Banks)	4,680	31,262
TTM Technologies, Inc.* (Electronics)	4,320	35,424
Tuesday Morning Corp.* (Retail)	1,680	29,938
UIL Holdings Corp. (Electric)	4,440	171,872
Ultratech Stepper, Inc.* (Semiconductors)	1,440	31,939
UMB Financial Corp. (Banks)	1,560	98,888
UniFirst Corp. (Textiles)	720	76,320
United Bankshares, Inc. (Banks)	4,920	159,064
United Fire Group, Inc. (Insurance)	1,680	49,258
United Stationers, Inc. (Distribution/Wholesale)	3,120	129,386
Universal Forest Products, Inc. (Building Materials)	1,560	75,301
Universal Health Realty Income Trust (REIT)	480	20,870
Universal Insurance Holdings, Inc. (Insurance)	600	7,782
Universal Technical Institute, Inc. (Commercial Services)	1,680	20,395
UNS Energy Corp. (Electric)	3,240	195,728
Urstadt Biddle Properties—Class A (REIT)	1,320	27,562
USA Mobility, Inc. (Telecommunications)	1,680	25,872
UTI Worldwide, Inc.* (Transportation)	7,200	74,448
VASCO Data Security International, Inc.* (Internet)	2,280	26,448
Veeco Instruments, Inc.* (Semiconductors)	3,120	116,252
Viad Corp. (Commercial Services)	1,560	37,190
ViaSat, Inc.* (Telecommunications)	1,200	69,552
Vicor Corp.* (Electrical Components & Equipment)	720	6,034
ViewPoint Financial Group, Inc. (Banks)	1,680	45,209
Vitamin Shoppe, Inc.* (Retail)	2,400	103,248
VOXX International Corp.* (Home Furnishings)	1,560	14,680
WageWorks, Inc.* (Diversified Financial Services)	840	40,496
Watts Water Technologies, Inc.—Class A (Electronics)	1,320	81,484
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,960	42,847
Wintrust Financial Corp. (Banks)	3,600	165,599
World Acceptance Corp.* (Diversified Financial Services)	360	27,346
Zep, Inc. (Chemicals)	1,800	31,788
Zumiez, Inc.* (Retail)	720	19,865
TOTAL COMMON STOCKS (Cost $19,700,646)		28,432,129
TOTAL INVESTMENT SECURITIES (Cost $19,700,646)—100.0%		28,432,129
Net other assets (liabilities)—NM		(4,032)
NET ASSETS—100.0%		$28,428,097

*         Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Advertising	$42,175	0.2%
Aerospace/Defense	856,186	2.9%
Agriculture	65,717	0.2%
Airlines	48,391	0.2%
Apparel	379,645	1.3%
Auto Parts & Equipment	145,283	0.5%
Banks	1,720,036	6.0%
Biotechnology	55,536	0.2%
Building Materials	500,143	1.8%
Chemicals	575,716	2.0%
Coal	211,218	0.7%
Commercial Services	1,413,048	5.0%
Computers	528,949	1.9%
Distribution/Wholesale	311,229	1.1%
Diversified Financial Services	513,374	1.8%
Electric	966,812	3.4%
Electrical Components & Equipment	229,722	0.8%
Electronics	1,171,226	4.1%
Energy-Alternate Sources	94,777	0.3%
Engineering & Construction	355,001	1.2%
Entertainment	133,676	0.5%
Environmental Control	276,778	1.0%
Food	868,310	3.2%
Forest Products & Paper	390,301	1.4%
Gas	1,029,679	3.6%
Hand/Machine Tools	43,556	0.2%
Healthcare-Products	632,764	2.2%
Healthcare-Services	918,117	3.2%
Home Builders	326,093	1.1%
Home Furnishings	187,827	0.7%
Household Products/Wares	81,841	0.3%
Housewares	114,480	0.4%
Insurance	804,023	2.9%
Internet	131,270	0.4%
Iron/Steel	55,402	0.2%
Leisure Time	82,512	0.3%
Lodging	62,670	0.2%
Machinery-Construction & Mining	63,187	0.2%
Machinery-Diversified	377,375	1.3%
Media	69,544	0.2%
Metal Fabricate/Hardware	242,826	0.9%
Mining	384,665	1.4%
Miscellaneous Manufacturing	609,599	2.1%
Office Furnishings	51,998	0.2%
Oil & Gas	420,876	1.5%
Oil & Gas Services	701,456	2.5%
Pharmaceuticals	248,190	0.9%
REIT	2,683,921	9.3%
Retail	2,146,237	7.6%
Savings & Loans	342,525	1.2%
Semiconductors	1,546,816	5.5%
Software	603,785	2.1%
Telecommunications	698,365	2.5%
Textiles	120,059	0.5%
Transportation	737,408	2.5%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 79

	Value	% of Net Assets
Water	$59,814	0.2%
Other**	(4,032)	NM
Total	$28,428,097	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

80 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$19,700,646
Securities, at value	28,432,129
Total Investment Securities, at value	28,432,129
Dividends receivable	34,844
Receivable for capital shares issued	766
Receivable for investments sold	398,999
Prepaid expenses	451
TOTAL ASSETS	28,867,189

LIABILITIES:
Payable for investments purchased	72,715
Payable for capital shares redeemed	198,811
Cash overdraft	74,218
Advisory fees payable	15,264
Management services fees payable	2,035
Administration fees payable	880
Administrative services fees payable	11,297
Distribution fees payable	10,521
Trustee fees payable	9
Transfer agency fees payable	1,441
Fund accounting fees payable	1,743
Compliance services fees payable	165
Other accrued expenses	49,993
TOTAL LIABILITIES	439,092
NET ASSETS	$28,428,097

NET ASSETS CONSIST OF:
Capital	$25,936,908
Accumulated net investment income (loss)	21,984
Accumulated net realized gains (losses) on investments	(6,262,278)
Net unrealized appreciation (depreciation) on investments	8,731,483
NET ASSETS	$28,428,097

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	685,710
Net Asset Value (offering and redemption price per share)	$41.46

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$278,929
Interest	6
TOTAL INVESTMENT INCOME	278,935

EXPENSES:
Advisory fees	114,213
Management services fees	15,228
Administration fees	6,713
Transfer agency fees	10,186
Administrative services fees	45,056
Distribution fees	38,071
Custody fees	23,267
Fund accounting fees	14,343
Trustee fees	458
Compliance services fees	136
Other fees	21,568
Total Gross Expenses before reductions	289,239
Expenses reduced and reimbursed by the Advisor	(33,401)
TOTAL NET EXPENSES	255,838
NET INVESTMENT INCOME (LOSS)	23,097

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,315,240
Change in net unrealized appreciation/depreciation on investments	(516,069)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	799,171

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$822,268

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 81

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$23,097	$(64,449)
Net realized gains (losses) on investments	1,315,240	5,545,897
Change in net unrealized appreciation/depreciation on investments	(516,069)	4,776,745
Change in net assets resulting from operations	822,268	10,258,193

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(82,498)
Net realized gains on investments	(1,172,153)	—
Change in net assets resulting from distributions	(1,172,153)	(82,498)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,990,907	55,967,400
Dividends reinvested	1,172,153	82,498
Value of shares redeemed	(31,529,612)	(55,218,950)
Change in net assets resulting from capital transactions	(11,366,552)	830,948
Change in net assets	(11,716,437)	11,006,643

NET ASSETS:
Beginning of period	40,144,534	29,137,891
End of period	$28,428,097	$40,144,534
Accumulated net investment income (loss)	$21,984	$(1,113)

SHARE TRANSACTIONS:
Issued	461,755	1,571,950
Reinvested	29,333	2,446
Redeemed	(766,147)	(1,571,716)
Change in shares	(275,059)	2,680

See accompanying notes to financial statements.

82 :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$41.78		$30.41	$26.17	$27.30	$22.38		$18.63

Investment Activities:
Net investment income (loss)(a)	0.03		(0.07)	0.08	(0.09)	(0.08)		0.05
Net realized and unrealized gains (losses) on investments	1.43		11.51	4.16	(1.04)	4.99		3.75
Total income (loss) from investment activities	1.46		11.44	4.24	(1.13)	4.91		3.80

Capital Transactions:	—		—	—	—	0.03	(b)	—

Distributions to Shareholders From:
Net investment income	—		(0.07)	—	—	(0.02)		(0.05)
Net realized gains on investments	(1.78)		—	—	—	—		—
Total distributions	(1.78)		(0.07)	—	—	(0.02)		(0.05)

Net Asset Value, End of Period	$41.46		$41.78	$30.41	$26.17	$27.30		$22.38

Total Return	3.66	%(c)	37.67%	16.16%	(4.10)%	22.10	%(b)	20.40%

Ratios to Average Net Assets:
Gross expenses(d)	1.90%		1.88%	1.99%	1.94%	1.96%		2.03%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%		1.67%
Net investment income (loss)(d)	0.15%		(0.19)%	0.29%	(0.34)%	(0.34)%		0.25%

Supplemental Data:
Net assets, end of period (000’s)	$28,428		$40,145	$29,138	$25,208	$27,251		$21,301
Portfolio turnover rate(e)	51	%(c)	169%	257%	267%	412%		385%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and total return would be lower.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 83

Investment Objective: The ProFund VP Small-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Questcor Pharmaceuticals, Inc.	1.5%
Synaptics, Inc.	1.0%
Cognex Corp.	1.0%
EnerSys	1.0%
U.S. Silica Holdings, Inc.	0.9%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financial	21%
Consumer Non-cyclical	19%
Industrial	18%
Consumer Cyclical	17%
Technology	12%
Energy	5%
Basic Materials	4%
Communications	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.0%)

	Shares	Value
8x8, Inc.* (Telecommunications)	8,991	$72,647
AAON, Inc. (Building Materials)	2,997	100,459
Abaxis, Inc. (Healthcare-Products)	999	44,266
ABIOMED, Inc.* (Healthcare-Products)	3,996	100,459
Acadia Realty Trust (REIT)	1,998	56,124
Aceto Corp. (Chemicals)	2,331	42,284
Acorda Therapeutics, Inc.* (Biotechnology)	4,662	157,156
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,664	92,094
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,996	76,923
Aerovironment, Inc.* (Aerospace/Defense)	999	31,768
Affymetrix, Inc.* (Healthcare-Products)	3,663	32,637
Agilysys, Inc.* (Computers)	999	14,066
Air Methods Corp.* (Healthcare-Services)	3,996	206,393
AK Steel Holding Corp.* (Iron/Steel)	5,328	42,411
Akorn, Inc.* (Pharmaceuticals)	7,659	254,662
Albany International Corp.—Class A (Machinery-Diversified)	1,332	50,563
Albany Molecular Research, Inc.* (Commercial Services)	1,665	33,500
Allegiant Travel Co. (Airlines)	1,665	196,087
American Assets Trust, Inc. (REIT)	1,998	69,031
American Public Education, Inc.* (Commercial Services)	1,998	68,691
American Science & Engineering, Inc. (Electronics)	333	23,173
American States Water Co. (Water)	1,665	55,328
American Vanguard Corp. (Chemicals)	2,664	35,218
American Woodmark Corp.* (Home Furnishings)	666	21,225
Amerisafe, Inc. (Insurance)	1,332	54,172
AmSurg Corp.* (Healthcare-Services)	2,997	136,573
Analogic Corp. (Electronics)	666	52,108
Anika Therapeutics, Inc.* (Pharmaceuticals)	1,332	61,712
Annie’s, Inc.* (Food)	666	22,524
Apogee Enterprises, Inc. (Building Materials)	3,330	116,084
ArcBest Corp. (Transportation)	1,332	57,955
Arctic Cat, Inc. (Leisure Time)	1,332	52,508
Associated Estates Realty Corp. (REIT)	1,998	36,004
AZZ, Inc. (Miscellaneous Manufacturing)	2,664	122,758
B of I Holdings, Inc.* (Savings & Loans)	1,332	97,862
B&G Foods, Inc.—Class A (Food)	2,997	97,971
Badger Meter, Inc. (Electronics)	666	35,065
Balchem Corp. (Chemicals)	3,330	178,355
Bank Mutual Corp. (Savings & Loans)	2,997	17,383
Bank of the Ozarks, Inc. (Banks)	7,326	245,054
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,997	115,504
Basic Energy Services, Inc.* (Oil & Gas Services)	1,998	58,382
BBCN Bancorp, Inc. (Banks)	8,658	138,094
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	999	30,190
Blackbaud, Inc. (Software)	4,995	178,521
Blucora, Inc.* (Internet)	4,662	87,972
Blue Nile, Inc.* (Internet)	666	18,648
Bob Evans Farms, Inc. (Retail)	1,332	66,667
Boston Beer Co., Inc.*—Class A (Beverages)	999	223,296
Boston Private Financial Holdings, Inc. (Banks)	8,658	116,364
Bottomline Technologies, Inc.* (Software)	1,998	59,780
Boyd Gaming Corp.* (Lodging)	3,996	48,471
Brady Corp.—Class A (Electronics)	1,665	49,734
Bristow Group, Inc. (Transportation)	1,665	134,232
Buffalo Wild Wings, Inc.* (Retail)	1,998	331,089
C&J Energy Services, Inc.* (Oil & Gas Services)	4,995	168,731
Cabot Microelectronics Corp.* (Semiconductors)	999	44,605
Calamp Corp.* (Telecommunications)	3,663	79,341
Calavo Growers, Inc. (Food)	666	22,531
Calgon Carbon Corp.* (Environmental Control)	2,997	66,923
Cambrex Corp.* (Biotechnology)	3,330	68,931
Cantel Medical Corp. (Healthcare-Products)	3,663	134,139
Capella Education Co. (Commercial Services)	1,332	72,447
Cardinal Financial Corp. (Banks)	1,332	24,589
Cardtronics, Inc.* (Commercial Services)	4,995	170,230
CareTrust REIT, Inc.* (REIT)	1,998	39,560
Carrizo Oil & Gas, Inc.* (Oil & Gas)	4,662	322,890
Casey’s General Stores, Inc. (Retail)	2,331	163,846
CEVA, Inc.* (Semiconductors)	666	9,837
Chesapeake Lodging Trust (REIT)	1,665	50,333
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,998	154,106

See accompanying notes to financial statements.

84 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Cirrus Logic, Inc.* (Semiconductors)	2,664	$60,579
City Holding Co. (Banks)	666	30,050
Cognex Corp.* (Machinery-Diversified)	8,991	345,254
Coherent, Inc.* (Electronics)	1,665	110,173
Columbia Banking System, Inc. (Banks)	3,996	105,135
Comfort Systems USA, Inc. (Building Materials)	2,331	36,830
Community Bank System, Inc. (Banks)	1,998	72,328
Computer Programs & Systems, Inc. (Software)	666	42,358
comScore, Inc.* (Internet)	3,663	129,963
CoreSite Realty Corp. (REIT)	2,331	77,086
CorVel Corp.* (Commercial Services)	1,332	60,180
Cracker Barrel Old Country Store, Inc. (Retail)	1,332	132,627
CryoLife, Inc. (Healthcare-Products)	2,664	23,843
CSG Systems International, Inc. (Software)	2,331	60,862
CTS Corp. (Electronics)	2,331	43,590
CVB Financial Corp. (Banks)	4,995	80,070
Cyberonics, Inc.* (Healthcare-Products)	2,664	166,393
Cynosure, Inc.*—Class A (Healthcare-Products)	1,332	28,305
Daktronics, Inc. (Home Furnishings)	4,329	51,601
Darling International, Inc.* (Environmental Control)	11,655	243,591
DealerTrack Holdings, Inc.* (Software)	4,662	211,375
Deltic Timber Corp. (Forest Products & Paper)	666	40,240
Diamond Foods, Inc.* (Food)	999	28,172
DiamondRock Hospitality Co. (REIT)	10,656	136,610
Dice Holdings, Inc.* (Internet)	2,331	17,739
Digital River, Inc.* (Software)	1,332	20,553
DineEquity, Inc. (Retail)	666	52,940
Dorman Products, Inc.* (Auto Parts & Equipment)	3,330	164,236
Drew Industries, Inc. (Building Materials)	2,331	116,573
DSP Group, Inc.* (Semiconductors)	999	8,482
DTS, Inc.* (Home Furnishings)	999	18,392
DXP Enterprises, Inc.* (Machinery-Diversified)	999	75,464
Dycom Industries, Inc.* (Engineering & Construction)	3,663	114,688
E.W. Scripps Co.*—Class A (Media)	3,330	70,463
EastGroup Properties, Inc. (REIT)	1,665	106,943
eHealth, Inc.* (Insurance)	1,998	75,864
Electro Scientific Industries, Inc. (Electronics)	999	6,803
Electronics for Imaging, Inc.* (Computers)	4,995	225,774
Emergent Biosolutions, Inc.* (Biotechnology)	1,332	29,917
Employers Holdings, Inc. (Insurance)	3,330	70,529
Encore Capital Group, Inc.* (Diversified Financial Services)	2,664	120,999
Encore Wire Corp. (Electrical Components & Equipment)	1,332	65,321
EnerSys (Electrical Components & Equipment)	4,995	343,606
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	999	73,087
Entropic Communications, Inc.* (Semiconductors)	3,330	11,089
EPIQ Systems, Inc. (Software)	2,331	32,751
Era Group, Inc.* (Transportation)	1,998	57,303
Evercore Partners, Inc.—Class A (Diversified Financial Services)	3,663	211,135
Exar Corp.* (Semiconductors)	2,664	30,103
ExlService Holdings, Inc.* (Commercial Services)	1,665	49,034
Exponent, Inc. (Engineering & Construction)	999	74,036
Fabrinet* (Miscellaneous Manufacturing)	999	20,579
FARO Technologies, Inc.* (Electronics)	1,998	98,142
Federal Signal Corp. (Miscellaneous Manufacturing)	6,993	102,447
Financial Engines, Inc. (Diversified Financial Services)	5,661	256,329
First Bancorp* (Banks)	3,663	19,927
First Cash Financial Services, Inc.* (Retail)	2,997	172,597
First Commonwealth Financial Corp. (Banks)	5,661	52,194
First Financial Bankshares, Inc. (Banks)	6,660	208,924
First Midwest Bancorp, Inc. (Banks)	8,325	141,775
Flotek Industries, Inc.* (Oil & Gas Services)	4,995	160,639
Forest Oil Corp.* (Oil & Gas)	5,328	12,148
Forestar Group, Inc.* (Real Estate)	3,663	69,927
Forrester Research, Inc. (Commercial Services)	666	25,228
Forward Air Corp. (Transportation)	1,665	79,670
Francesca’s Holdings Corp.* (Retail)	4,662	68,718
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,664	107,439
Fuller (H.B.) Co. (Chemicals)	5,328	256,277
FutureFuel Corp. (Energy-Alternate Sources)	1,332	22,098
G & K Services, Inc.—Class A (Textiles)	999	52,018
GenCorp, Inc.* (Aerospace/Defense)	6,327	120,846
General Communication, Inc.*—Class A (Telecommunications)	1,998	22,138
Gentiva Health Services, Inc.* (Healthcare-Services)	1,332	20,060
Geospace Technologies Corp.* (Oil & Gas Services)	1,332	73,367
G-III Apparel Group, Ltd.* (Apparel)	999	81,578
Glacier Bancorp, Inc. (Banks)	7,992	226,812
Globe Specialty Metals, Inc. (Mining)	3,330	69,197
Greatbatch, Inc.* (Healthcare-Products)	1,665	81,685
Green Dot Corp.*—Class A (Commercial Services)	1,665	31,602
Greenhill & Co., Inc. (Diversified Financial Services)	1,665	82,001
GT Advanced Technologies, Inc.* (Semiconductors)	8,325	154,845
Haemonetics Corp.* (Healthcare-Products)	2,331	82,238
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	1,665	52,364
Harmonic, Inc.* (Telecommunications)	10,323	77,010
Haverty Furniture Cos., Inc. (Retail)	999	25,105
HCI Group, Inc. (Insurance)	999	40,559
Headwaters, Inc.* (Building Materials)	4,329	60,130
Healthcare Services Group, Inc. (Commercial Services)	4,329	127,446
HealthStream, Inc.* (Internet)	2,331	56,643
Heartland Express, Inc. (Transportation)	2,664	56,850
Heartland Payment Systems, Inc. (Commercial Services)	1,998	82,338
Helen of Troy, Ltd.* (Household Products/Wares)	1,665	100,949
HFF, Inc.—Class A (Real Estate)	3,663	136,227
Hibbett Sports, Inc.* (Retail)	1,332	72,154
Higher One Holdings, Inc.* (Diversified Financial Services)	1,332	5,075
Hillenbrand, Inc. (Miscellaneous Manufacturing)	6,993	228,111
Hittite Microwave Corp. (Semiconductors)	1,332	103,829
Home Bancshares, Inc. (Banks)	5,328	174,865
Iconix Brand Group, Inc.* (Apparel)	5,328	228,784
iGATE Corp.* (Computers)	3,330	121,179
Inland Real Estate Corp. (REIT)	6,327	67,256
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	999	47,013
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,998	59,041
Interactive Intelligence Group, Inc.* (Software)	1,665	93,456
Interface, Inc. (Office Furnishings)	2,664	50,190
Interval Leisure Group, Inc. (Leisure Time)	2,331	51,142
Intevac, Inc.* (Machinery-Diversified)	999	8,002
Investment Technology Group, Inc.* (Diversified Financial Services)	2,331	39,347

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 85

Common Stocks, continued

	Shares	Value
ION Geophysical Corp.* (Oil & Gas Services)	5,661	$23,889
IPC The Hospitalist Co.* (Healthcare-Services)	1,998	88,352
iRobot Corp.* (Home Furnishings)	1,665	68,182
ITT Educational Services, Inc.* (Commercial Services)	999	16,673
Ixia* (Telecommunications)	3,330	38,062
J & J Snack Foods Corp. (Food)	666	62,684
j2 Global, Inc. (Computers)	4,995	254,045
Jack in the Box, Inc. (Retail)	2,331	139,487
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,665	51,598
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	8,658	286,839
Kirkland’s, Inc.* (Retail)	1,665	30,886
Knight Transportation, Inc. (Transportation)	2,664	63,323
Kopin Corp.* (Semiconductors)	2,331	7,599
Landauer, Inc. (Commercial Services)	333	13,986
Lannett Co., Inc.* (Pharmaceuticals)	2,997	148,711
La-Z-Boy, Inc. (Home Furnishings)	5,661	131,165
Lexington Realty Trust (REIT)	7,326	80,659
Ligand Phamaceuticals, Inc.*—Class B (Biotechnology)	2,331	145,198
Lindsay Manufacturing Co. (Machinery-Diversified)	666	56,257
Lithia Motors, Inc.—Class A (Retail)	2,331	219,277
Littelfuse, Inc. (Electrical Components & Equipment)	1,332	123,809
LivePerson, Inc.* (Computers)	2,331	23,660
LogMeIn, Inc.* (Telecommunications)	2,331	108,671
LTC Properties, Inc. (REIT)	1,332	52,001
Lumber Liquidators Holdings, Inc.* (Retail)	2,997	227,622
Luminex Corp.* (Healthcare-Products)	1,998	34,266
Lumos Networks Corp. (Telecommunications)	1,998	28,911
Lydall, Inc.* (Miscellaneous Manufacturing)	999	27,343
Manhattan Associates, Inc.* (Computers)	8,325	286,630
MarineMax, Inc.* (Retail)	2,664	44,595
MarketAxess Holdings, Inc. (Diversified Financial Services)	3,996	216,024
Masimo Corp.* (Healthcare-Products)	5,661	133,600
Matrix Service Co.* (Oil & Gas Services)	2,997	98,272
Matthews International Corp.—Class A (Commercial Services)	1,332	55,371
MAXIMUS, Inc. (Commercial Services)	7,326	315,164
MB Financial, Inc. (Banks)	5,994	162,138
Measurement Specialties, Inc.* (Electronics)	1,665	143,307
Medical Properties Trust, Inc. (REIT)	12,654	167,539
Medidata Solutions, Inc.* (Software)	5,661	242,347
Meridian Bioscience, Inc. (Healthcare-Products)	2,331	48,112
Methode Electronics, Inc. (Electronics)	3,996	152,687
Microsemi Corp.* (Semiconductors)	6,327	169,311
MicroStrategy, Inc.*—Class A (Software)	999	140,480
Mobile Mini, Inc. (Storage/Warehousing)	4,329	207,316
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,331	28,158
Monarch Casino & Resort, Inc.* (Lodging)	999	15,125
Monolithic Power Systems, Inc. (Semiconductors)	1,998	84,615
Monotype Imaging Holdings, Inc. (Software)	4,329	121,948
Monro Muffler Brake, Inc. (Commercial Services)	1,998	106,275
Moog, Inc.*—Class A (Aerospace/Defense)	2,997	218,452
Movado Group, Inc. (Miscellaneous Manufacturing)	1,998	83,257
MTS Systems Corp. (Computers)	1,665	112,820
Multimedia Games Holding Co., Inc.* (Entertainment)	3,330	98,701
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,332	189,131
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,332	26,760
Nanometrics, Inc.* (Semiconductors)	999	18,232
National Penn Bancshares, Inc. (Banks)	4,995	52,847
Natus Medical, Inc.* (Healthcare-Products)	2,997	75,345
Navigant Consulting Co.* (Commercial Services)	2,997	52,298
Neogen Corp.* (Pharmaceuticals)	3,996	161,718
NetScout Systems, Inc.* (Computers)	1,998	88,591
Newpark Resources, Inc.* (Oil & Gas Services)	9,324	116,177
Newport Corp.* (Electronics)	1,998	36,963
NIC, Inc. (Internet)	6,660	105,561
Northern Oil & Gas, Inc.* (Oil & Gas)	5,994	97,642
NTELOS Holdings Corp. (Telecommunications)	666	8,298
Nutrisystem, Inc. (Food)	1,665	28,488
NuVasive, Inc.* (Healthcare-Products)	4,995	177,672
Old National Bancorp (Banks)	6,327	90,350
Omnicell, Inc.* (Software)	3,996	114,725
On Assignment, Inc.* (Commercial Services)	4,995	177,672
OpenTable, Inc.* (Internet)	2,664	275,991
Orbital Sciences Corp.* (Aerospace/Defense)	2,997	88,561
Oritani Financial Corp. (Savings & Loans)	4,329	66,623
OSI Systems, Inc.* (Electronics)	999	66,683
Outerwall, Inc.* (Diversified Financial Services)	1,332	79,054
Oxford Industries, Inc. (Apparel)	999	66,603
Papa John’s International, Inc. (Retail)	3,330	141,159
PAREXEL International Corp.* (Commercial Services)	3,663	193,553
Parkway Properties, Inc. (REIT)	2,997	61,888
PDC Energy, Inc.* (Oil & Gas)	1,998	126,174
Penn Virginia Corp.* (Oil & Gas)	2,997	50,799
Perficient, Inc.* (Internet)	3,663	71,319
PetMed Express, Inc. (Retail)	999	13,467
PetroQuest Energy, Inc.* (Oil & Gas)	1,998	15,025
PGT, Inc.* (Building Materials)	3,330	28,205
Pinnacle Entertainment, Inc.* (Entertainment)	6,660	167,699
Pinnacle Financial Partners, Inc. (Banks)	3,663	144,615
Pool Corp. (Distribution/Wholesale)	2,664	150,676
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	5,328	317,177
Post Properties, Inc. (REIT)	1,998	106,813
Powell Industries, Inc. (Electrical Components & Equipment)	666	43,543
Power Integrations, Inc. (Semiconductors)	1,998	114,965
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	5,661	191,851
PrivateBancorp, Inc. (Banks)	7,326	212,894
Procera Networks, Inc.* (Telecommunications)	999	10,080
Progress Software Corp.* (Software)	2,331	56,037
PS Business Parks, Inc. (REIT)	999	83,407
Quaker Chemical Corp. (Chemicals)	666	51,142
Quality Systems, Inc. (Software)	2,664	42,757
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	5,994	554,385
QuinStreet, Inc.* (Internet)	999	5,504
Red Robin Gourmet Burgers, Inc.* (Retail)	1,332	94,838
Repligen Corp.* (Biotechnology)	3,330	75,891
Retail Opportunity Investments Corp. (REIT)	9,657	151,905
RLI Corp. (Insurance)	1,998	91,469
Roadrunner Transportation Systems, Inc.* (Transportation)	1,665	46,787
Rogers Corp.* (Electronics)	999	66,284
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	1,998	53,127

See accompanying notes to financial statements.

86 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Ruth’s Hospitality Group, Inc. (Retail)	3,996	$49,351
Sabra Health Care REIT, Inc. (REIT)	4,995	143,406
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	999	25,834
Saia, Inc.* (Transportation)	2,664	117,030
Saul Centers, Inc. (REIT)	666	32,368
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,332	58,155
Scientific Games Corp.*—Class A (Entertainment)	5,328	59,247
Select Comfort Corp.* (Home Furnishings)	1,998	41,279
Simpson Manufacturing Co., Inc. (Building Materials)	1,665	60,539
Sonic Corp.* (Retail)	5,661	124,995
Sovran Self Storage, Inc. (REIT)	1,665	128,621
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,994	48,731
Stamps.com, Inc.* (Internet)	1,665	56,094
Standard Motor Products, Inc. (Auto Parts & Equipment)	999	44,625
Steven Madden, Ltd.* (Apparel)	6,327	217,016
Stifel Financial Corp.* (Diversified Financial Services)	3,663	173,443
Stillwater Mining Co.* (Mining)	4,995	87,662
Stone Energy Corp.* (Oil & Gas)	5,994	280,459
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,998	117,902
SunCoke Energy, Inc.* (Coal)	3,663	78,755
SurModics, Inc.* (Healthcare-Products)	1,332	28,531
Sykes Enterprises, Inc.* (Computers)	2,331	50,653
Synaptics, Inc.* (Computers)	3,996	362,198
Synchronoss Technologies, Inc.* (Software)	3,330	116,417
Synergy Resources Corp.* (Oil & Gas)	6,993	92,657
Take-Two Interactive Software, Inc.* (Software)	3,663	81,465
Tanger Factory Outlet Centers, Inc. (REIT)	5,328	186,320
Tangoe, Inc.* (Software)	1,665	25,075
TASER International, Inc.* (Electronics)	5,994	79,720
Taylor Capital Group, Inc.* (Banks)	999	21,359
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,331	226,504
TeleTech Holdings, Inc.* (Commercial Services)	999	28,961
Tennant Co. (Machinery-Diversified)	1,332	101,658
Tesco Corp. (Oil & Gas Services)	3,663	78,168
Tessera Technologies, Inc. (Semiconductors)	1,998	44,116
Texas Capital Bancshares, Inc.* (Banks)	4,662	251,514
Texas Industries, Inc.* (Building Materials)	999	92,267
Texas Roadhouse, Inc.—Class A (Retail)	6,327	164,502
The Andersons, Inc. (Agriculture)	1,665	85,881
The Buckle, Inc. (Retail)	1,332	59,088
The Ensign Group, Inc. (Healthcare-Services)	1,332	41,399
The Medicines Co.* (Biotechnology)	6,993	203,217
The Men’s Wearhouse, Inc. (Retail)	2,331	130,070
The Ryland Group, Inc. (Home Builders)	3,330	131,336
Toro Co. (Housewares)	3,663	232,967
TrueBlue, Inc.* (Commercial Services)	2,997	82,627
TrustCo Bank Corp. (Banks)	3,663	24,469
Tuesday Morning Corp.* (Retail)	1,665	29,670
Tyler Technologies, Inc.* (Software)	3,330	303,730
U.S. Silica Holdings, Inc. (Mining)	5,994	332,308
Ultratech Stepper, Inc.* (Semiconductors)	999	22,158
UMB Financial Corp. (Banks)	1,998	126,653
UniFirst Corp. (Textiles)	666	70,596
United Community Banks, Inc. (Banks)	4,329	70,866
Universal Electronics, Inc.* (Home Furnishings)	1,665	81,385
Universal Health Realty Income Trust (REIT)	666	28,958
Universal Insurance Holdings, Inc. (Insurance)	2,331	30,233
Urstadt Biddle Properties—Class A (REIT)	999	20,859
ViaSat, Inc.* (Telecommunications)	2,997	173,706
Vicor Corp.* (Electrical Components & Equipment)	999	8,372
ViewPoint Financial Group, Inc. (Banks)	1,665	44,805
Virtus Investment Partners, Inc.* (Diversified Financial Services)	666	141,025
Virtusa Corp.* (Computers)	2,997	107,293
WageWorks, Inc.* (Diversified Financial Services)	1,998	96,324
Watts Water Technologies, Inc.—Class A (Electronics)	1,332	82,224
WD-40 Co. (Household Products/Wares)	1,665	125,241
West Pharmaceutical Services, Inc. (Healthcare-Products)	7,659	323,056
Wilshire Bancorp, Inc. (Banks)	7,326	75,238
Winnebago Industries, Inc.* (Home Builders)	2,997	75,464
Wolverine World Wide, Inc. (Apparel)	10,989	286,374
World Acceptance Corp.* (Diversified Financial Services)	666	50,589
XO Group, Inc.* (Internet)	2,664	32,554
Zumiez, Inc.* (Retail)	1,332	36,750
TOTAL COMMON STOCKS (Cost $24,730,872)		35,758,686

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $32,000	$32,000	$32,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,000)		32,000
TOTAL INVESTMENT SECURITIES (Cost $24,762,872)—99.1%		35,790,686
Net other assets (liabilities)—0.9%		308,897
NET ASSETS—100.0%		$36,099,583

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$686,131	2.0%
Agriculture	85,881	0.2%
Airlines	196,087	0.5%
Apparel	880,355	2.4%
Auto Parts & Equipment	208,861	0.6%
Banks	2,913,929	8.0%
Beverages	223,296	0.6%
Biotechnology	757,199	2.1%
Building Materials	611,087	1.7%
Chemicals	563,276	1.6%
Coal	78,755	0.2%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 87

	Value	% of Net Assets
Commercial Services	$1,763,276	4.9%
Computers	1,646,909	4.5%
Cosmetics/Personal Care	59,041	0.2%
Distribution/Wholesale	339,807	0.9%
Diversified Financial Services	1,788,522	4.8%
Electrical Components & Equipment	661,574	1.9%
Electronics	1,046,656	2.8%
Energy-Alternate Sources	22,098	0.1%
Engineering & Construction	188,724	0.5%
Entertainment	325,647	0.9%
Environmental Control	310,514	0.9%
Food	262,370	0.8%
Forest Products & Paper	385,234	1.1%
Hand/Machine Tools	107,439	0.3%
Healthcare-Products	1,613,924	4.6%
Healthcare-Services	522,967	1.4%
Home Builders	206,800	0.6%
Home Furnishings	413,229	1.2%
Household Products/Wares	226,190	0.6%
Housewares	232,967	0.6%
Insurance	362,826	1.0%
Internet	857,988	2.4%
Iron/Steel	42,411	0.1%
Leisure Time	103,650	0.3%
Lodging	63,596	0.2%
Machinery-Diversified	637,198	1.8%
Media	70,463	0.2%
Metal Fabricate/Hardware	207,233	0.5%
Mining	489,167	1.3%
Miscellaneous Manufacturing	1,061,440	3.1%
Office Furnishings	50,190	0.1%
Oil & Gas	997,794	2.8%
Oil & Gas Services	777,625	2.1%
Pharmaceuticals	1,398,873	3.8%
Real Estate	206,154	0.6%
REIT	1,883,691	5.1%
Retail	2,591,500	7.2%
Savings & Loans	181,868	0.5%
Semiconductors	884,365	2.4%
Software	1,944,637	5.4%
Storage/Warehousing	207,316	0.6%
Telecommunications	618,864	1.8%
Textiles	122,614	0.3%
Transportation	613,150	1.7%
Water	55,328	0.2%
Other**	340,897	1.0%
Total	$36,099,583	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

88 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$24,762,872
Securities, at value	35,758,686
Repurchase agreements, at value	32,000
Total Investment Securities, at value	35,790,686
Cash	218
Dividends and interest receivable	24,085
Receivable for investments sold	565,189
Prepaid expenses	615
TOTAL ASSETS	36,380,793

LIABILITIES:
Payable for investments purchased	200,517
Payable for capital shares redeemed	3,614
Advisory fees payable	18,949
Management services fees payable	2,526
Administration fees payable	1,055
Administrative services fees payable	10,214
Distribution fees payable	8,932
Trustee fees payable	11
Transfer agency fees payable	1,727
Fund accounting fees payable	2,089
Compliance services fees payable	220
Other accrued expenses	31,356
TOTAL LIABILITIES	281,210
NET ASSETS	$36,099,583

NET ASSETS CONSIST OF:
Capital	$24,257,686
Accumulated net investment income (loss)	(149,027)
Accumulated net realized gains (losses) on investments	963,110
Net unrealized appreciation (depreciation) on investments	11,027,814
NET ASSETS	$36,099,583

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	974,284
Net Asset Value (offering and redemption price per share)	$37.05

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$173,511
Interest	3
Foreign tax withholding	(20)
TOTAL INVESTMENT INCOME	173,494

EXPENSES:
Advisory fees	143,891
Management services fees	19,185
Administration fees	7,981
Transfer agency fees	12,094
Administrative services fees	61,981
Distribution fees	47,964
Custody fees	28,861
Fund accounting fees	16,270
Trustee fees	535
Compliance services fees	201
Other fees	15,282
Total Gross Expenses before reductions	354,245
Expenses reduced and reimbursed by the Advisor	(31,928)
TOTAL NET EXPENSES	322,317
NET INVESTMENT INCOME (LOSS)	(148,823)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,837,124
Change in net unrealized appreciation/depreciation on investments	(3,298,461)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(461,337)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(610,160)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 89

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(148,823)	$(311,508)
Net realized gains (losses) on investments	2,837,124	4,290,001
Change in net unrealized appreciation/depreciation on investments	(3,298,461)	7,983,164
Change in net assets resulting from operations	(610,160)	11,961,657

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(3,941,360)	(1,727,390)
Change in net assets resulting from distributions	(3,941,360)	(1,727,390)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,075,106	68,329,351
Dividends reinvested	3,941,360	1,727,390
Value of shares redeemed	(41,552,156)	(54,581,311)
Change in net assets resulting from capital transactions	(9,535,690)	15,475,430
Change in net assets	(14,087,210)	25,709,697

NET ASSETS:
Beginning of period	50,186,793	24,477,096
End of period	$36,099,583	$50,186,793
Accumulated net investment income (loss)	$(149,027)	$(204)

SHARE TRANSACTIONS:
Issued	692,864	1,837,761
Reinvested	111,812	50,895
Redeemed	(997,010)	(1,472,284)
Change in shares	(192,334)	416,372

See accompanying notes to financial statements.

90 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$43.02		$32.63	$29.00	$28.69	$22.82		$18.53

Investment Activities:
Net investment income (loss)(a)	(0.16)		(0.31)	(0.10)	(0.30)	(0.13)		(0.20)
Net realized and unrealized gains (losses) on investments	0.31	(b)	12.90	3.73	0.67	5.97		5.03
Total income (loss) from investment activities	0.15		12.59	3.63	0.37	5.84		4.83

Capital Transactions:	—		—	—	—	0.03	(c)	—

Distributions to Shareholders From:
Net realized gains on investments	(6.12)		(2.20)	—	(0.06)	—		(0.54)

Net Asset Value, End of Period	$37.05		$43.02	$32.63	$29.00	$28.69		$22.82

Total Return	1.08	%(d)	40.42%	12.48%	1.28%	25.72	%(c)	26.17%

Ratios to Average Net Assets:
Gross expenses(e)	1.85%		1.83%	1.89%	1.86%	1.87%		1.91%
Net expenses(e)	1.68%		1.68%	1.68%	1.68%	1.68%		1.67%
Net investment income (loss)(e)	(0.78)%		(0.83)%	(0.31)%	(1.00)%	(0.51)%		(1.06)%

Supplemental Data:
Net assets, end of period (000’s)	$36,100		$50,187	$24,477	$39,514	$59,360		$40,211
Portfolio turnover rate(f)	73	%(d)	174%	163%	310%	351%		308%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and total return would be lower.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 91

Investment Objective: The ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
PetroChina Co., Ltd.	7.6%
BHP Billiton, Ltd.	6.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.3%
CNOOC, Ltd.	5.5%
China Mobile, Ltd.	4.8%

ProFunds Asia 30 Index — Composition

% of Index
Communications	19%
Financial	16%
Energy	15%
Basic Materials	14%
Technology	11%
Consumer Cyclical	9%
Consumer Non-cyclical	7%
Industrial	5%
Utilities	4%

Country Composition
China	48%
India	20%
South Korea	15%
Taiwan	8%
Australia	7%
Indonesia	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
Baidu, Inc.*ADR (Internet)	3,618	$675,879
BHP Billiton, Ltd.ADR (Mining)	35,108	2,403,143
China Life Insurance Co., Ltd.ADR (Insurance)	41,138	1,613,021
China Mobile, Ltd.ADR (Telecommunications)	35,376	1,719,628
China Unicom, Ltd.ADR (Telecommunications)	48,240	739,519
CNOOC, Ltd.ADR (Oil & Gas)	10,988	1,970,039
Ctrip.com International, Ltd.*ADR (Internet)	13,802	883,879
HDFC Bank, Ltd.ADR (Banks)	35,912	1,681,399
Himax Technologies, Inc.ADR (Semiconductors)	63,650	436,639
Home Inns & Hotels Management, Inc.*ADR (Lodging)	20,502	701,783
ICICI Bank, Ltd.ADR (Banks)	31,490	1,571,351
Infosys Technologies, Ltd.ADR (Computers)	23,584	1,268,112
KB Financial Group, Inc.ADR (Diversified Financial Services)	26,934	936,226
Korea Electric Power Corp.ADR (Electric)	70,350	1,294,440
LG Display Co., Ltd.*ADR (Electronics)	81,740	1,289,040
Melco Crown Entertainment, Ltd.ADR (Lodging)	30,016	1,071,872
Mindray Medical International, Ltd.ADR (Healthcare-Products)	25,192	793,548
Netease.com, Inc.ADR (Internet)	7,102	556,513
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	29,748	790,405
PetroChina Co., Ltd.ADR (Oil & Gas)	21,708	2,725,438
POSCOADR (Iron/Steel)	15,946	1,187,020
PT Telekomunikasi IndonesiaADR (Telecommunications)	17,688	736,882
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	10,318	949,668
Sesa Sterlite, Ltd.ADR (Mining)	75,174	1,455,369
SK Telecom Co., Ltd.ADR (Telecommunications)	29,748	771,663
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	105,458	2,255,747
Tata Motors, Ltd.ADR (Auto Manufacturers)	36,180	1,413,191
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	62,176	797,718
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	23,584	774,970
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	169,778	634,970
TOTAL COMMON STOCKS (Cost $18,178,784)		36,099,072
TOTAL INVESTMENT SECURITIES (Cost $18,178,784)—100.1%		36,099,072
Net other assets (liabilities)—(0.1)%		(36,382)
NET ASSETS—100.0%		$36,062,690

*	Non-income producing security

ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Auto Manufacturers	$1,413,191	3.9%
Banks	3,252,750	9.1%
Commercial Services	1,565,375	4.3%
Computers	1,268,112	3.5%
Diversified Financial Services	936,226	2.6%
Electric	1,294,440	3.6%

See accompanying notes to financial statements.

92 :: ProFund VP Asia 30 :: Financial Statements

	Value	% of Net Assets
Electrical Components & Equipment	$634,970	1.8%
Electronics	1,289,040	3.6%
Energy-Alternate Sources	797,718	2.2%
Healthcare-Products	793,548	2.2%
Insurance	1,613,021	4.5%
Internet	3,065,939	8.5%
Iron/Steel	1,187,020	3.3%
Lodging	1,773,655	4.9%
Mining	3,858,512	10.7%
Oil & Gas	4,695,477	13.0%
Semiconductors	2,692,386	7.5%
Telecommunications	3,967,692	10.9%
Other**	(36,382)	(0.1)%
Total	$36,062,690	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2014:

	Value	% of Net Assets
Australia	$2,403,143	6.7%
China	17,398,850	48.2%
India	7,389,422	20.5%
Indonesia	736,882	2.0%
South Korea	5,478,389	15.2%
Taiwan	2,692,386	7.5%
Other**	(36,382)	(0.1)%
Total	$36,062,690	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 93

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$18,178,784
Securities, at value	36,099,072
Total Investment Securities, at value	36,099,072
Dividends receivable	168,053
Receivable for capital shares issued	171,460
Receivable for investments sold	538,715
Prepaid expenses	515
TOTAL ASSETS	36,977,815

LIABILITIES:
Payable for capital shares redeemed	736,331
Cash overdraft	90,406
Advisory fees payable	17,651
Management services fees payable	2,354
Administration fees payable	1,090
Administrative services fees payable	11,889
Distribution fees payable	15,263
Trustee fees payable	12
Transfer agency fees payable	1,785
Fund accounting fees payable	2,159
Compliance services fees payable	195
Other accrued expenses	35,990
TOTAL LIABILITIES	915,125
NET ASSETS	$36,062,690

NET ASSETS CONSIST OF:
Capital	$23,721,683
Accumulated net investment income (loss)	(111,436)
Accumulated net realized gains (losses) on investments	(5,467,845)
Net unrealized appreciation (depreciation) on investments	17,920,288
NET ASSETS	$36,062,690

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	627,034
Net Asset Value (offering and redemption price per share)	$57.51

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$317,340
Interest	4
Foreign tax withholding	(18,043)
TOTAL INVESTMENT INCOME	299,301

EXPENSES:
Advisory fees	136,452
Management services fees	18,194
Administration fees	7,345
Transfer agency fees	11,153
Administrative services fees	44,107
Distribution fees	45,484
Custody fees	18,275
Fund accounting fees	13,825
Trustee fees	493
Compliance services fees	148
Other fees	21,895
Total Gross Expenses before reductions	317,371
Expenses reduced and reimbursed by the Advisor	(11,717)
TOTAL NET EXPENSES	305,654
NET INVESTMENT INCOME (LOSS)	(6,353)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	845,142
Change in net unrealized appreciation/depreciation on investments	(256,445)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	588,697

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$582,344

See accompanying notes to financial statements.

94 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(6,353)	$(77,988)
Net realized gains (losses) on investments	845,142	4,152,016
Change in net unrealized appreciation/depreciation on investments	(256,445)	476,775
Change in net assets resulting from operations	582,344	4,550,803

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(27,095)	(21,988)
Change in net assets resulting from distributions	(27,095)	(21,988)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,648,206	56,289,425
Dividends reinvested	27,095	21,988
Value of shares redeemed	(26,817,058)	(62,056,077)
Change in net assets resulting from capital transactions	(7,141,757)	(5,744,664)
Change in net assets	(6,586,508)	(1,215,849)

NET ASSETS:
Beginning of period	42,649,198	43,865,047
End of period	$36,062,690	$42,649,198
Accumulated net investment income (loss)	$(111,436)	$(77,988)

SHARE TRANSACTIONS:
Issued	361,436	1,121,363
Reinvested	482	461
Redeemed	(496,752)	(1,260,368)
Change in shares	(134,834)	(138,544)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 95

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$55.98		$48.72	$42.19	$61.12	$53.70	$39.35

Investment Activities:
Net investment income (loss)(a)	(0.01)		(0.10)	0.03	(0.17)	0.02	0.04
Net realized and unrealized gains (losses) on investments	1.58		7.39	6.50	(15.32)	7.44	21.02
Total income (loss) from investment activities	1.57		7.29	6.53	(15.49)	7.46	21.06

Distributions to Shareholders From:
Net investment income	(0.04)		(0.03)	—	(0.02)	(0.04)	(0.47)
Net realized gains on investments	—		—	—	(3.42)	—	(6.24)
Total distributions	(0.04)		(0.03)	—	(3.44)	(0.04)	(6.71)

Net Asset Value, End of Period	$57.51		$55.98	$48.72	$42.19	$61.12	$53.70

Total Return	2.81	%(b)	14.97%	15.48%	(27.00)%	13.91%	54.20%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.76%	1.88%	1.78%	1.74%	1.78%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	(0.03)%		(0.20)%	0.06%	(0.31)%	0.03%	0.08%

Supplemental Data:
Net assets, end of period (000’s)	$36,063		$42,649	$43,865	$39,521	$99,324	$116,848
Portfolio turnover rate(d)	37	%(b)	113%	111%	50%	158%	191%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

96 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective: The ProFund VP Europe 30 seeks investment results that, before fees and expenses, correspond to the performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	6.0%
Total S.A.	5.2%
BHP Billiton PLC	5.1%
HSBC Holdings PLC	5.0%
BP PLC	4.8%

ProFunds Europe 30 Index — Composition

% of Index
Consumer Non-cyclical	22%
Energy	20%
Financial	17%
Basic Materials	11%
Communications	10%
Technology	8%
Industrial	5%
Consumer Cyclical	4%
Utilities	3%

Country Composition
United Kingdom	45%
Netherlands	16%
France	8%
Spain	7%
Other	24%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	13,268	$1,525,024
ArcelorMittalNYS (Iron/Steel)	58,636	875,435
ARM Holdings PLCADR (Semiconductors)	18,404	832,597
ASML Holding N.V.NYS (Semiconductors)	11,984	1,117,748
AstraZeneca PLCADR (Pharmaceuticals)	23,112	1,717,453
Banco Santander S.A.ADR (Banks)	171,200	1,783,904
Barclays PLCADR (Banks)	76,184	1,113,048
BHP Billiton PLCADR (Mining)	34,668	2,261,393
BP PLCADR (Oil & Gas)	40,660	2,144,815
British American Tobacco PLCADR (Agriculture)	13,268	1,579,953
Diageo PLCADR (Beverages)	11,128	1,416,261
GlaxoSmithKline PLCADR (Pharmaceuticals)	22,256	1,190,251
HSBC Holdings PLCADR (Banks)	43,656	2,217,724
ING Groep N.V.*ADR (Insurance)	88,168	1,236,115
Koninklijke Phillips Electronics N.V.NYS (Electronics)	29,532	937,936
National Grid PLCADR (Gas)	18,404	1,368,890
Nokia Corp.ADR (Telecommunications)	130,540	986,882
Rio Tinto PLCADR (Mining)	28,676	1,556,533
Royal Bank of Scotland Group PLC*ADR (Banks)	115,988	1,309,505
Royal Dutch Shell PLCADR—Class A (Oil & Gas)	32,100	2,644,078
Ryanair Holdings PLC*ADR (Airlines)	29,960	1,671,768
Sanofi-AventisADR (Pharmaceuticals)	22,256	1,183,352
SAP AGADR (Software)	18,832	1,450,064
Statoil ASAADR (Oil & Gas)	58,636	1,807,748
Telefonaktiebolaget LM EricssonADR (Telecommunications)	92,020	1,111,602
Telefonica S.A.ADR (Telecommunications)	84,744	1,454,207
Tenaris S.A.ADR (Metal Fabricate/Hardware)	23,112	1,089,731
Total S.A.ADR (Oil & Gas)	31,672	2,286,718
Unilever N.V.ADR (Food)	29,532	1,292,320
Vodafone Group PLCADR (Telecommunications)	31,672	1,057,528
TOTAL COMMON STOCKS
(Cost $31,716,284)		44,220,583
TOTAL INVESTMENT SECURITIES (Cost $31,716,284)—99.9%		44,220,583
Net other assets (liabilities)—0.1%		51,431
NET ASSETS—100.0%		$44,272,014

*                               Non-income producing security

ADR                  American Depositary Receipt

NYS                   New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 97

ProFund VP Europe 30 invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Agriculture	$1,579,953	3.6%
Airlines	1,671,768	3.8%
Banks	6,424,181	14.5%
Beverages	2,941,285	6.6%
Electronics	937,936	2.1%
Food	1,292,320	2.9%
Gas	1,368,890	3.1%
Insurance	1,236,115	2.8%
Iron/Steel	875,435	2.0%
Metal Fabricate/Hardware	1,089,731	2.4%
Mining	3,817,926	8.6%
Oil & Gas	8,883,359	20.1%
Pharmaceuticals	4,091,056	9.3%
Semiconductors	1,950,345	4.4%
Software	1,450,064	3.3%
Telecommunications	4,610,219	10.4%
Other**	51,431	0.1%
Total	$44,272,014	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2014:

	Value	% of Net Assets
Belgium	$1,525,024	3.4%
Finland	986,882	2.2%
France	3,470,070	7.8%
Germany	1,450,064	3.3%
Ireland	1,671,768	3.8%
Luxembourg	1,965,166	4.4%
Netherlands	7,228,197	16.4%
Norway	1,807,748	4.1%
Spain	3,238,111	7.3%
Sweden	1,111,602	2.5%
United Kingdom	19,765,951	44.7%
Other**	51,431	0.1%
Total	$44,272,014	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

98 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$31,716,284
Securities, at value	44,220,583
Total Investment Securities, at value	44,220,583
Dividends receivable	133,670
Receivable for capital shares issued	241,619
Prepaid expenses	539
TOTAL ASSETS	44,596,411

LIABILITIES:
Payable for capital shares redeemed	186,351
Cash overdraft	25,176
Advisory fees payable	24,282
Management services fees payable	3,238
Administration fees payable	1,370
Administrative services fees payable	16,454
Distribution fees payable	18,255
Trustee fees payable	15
Transfer agency fees payable	2,243
Fund accounting fees payable	2,714
Compliance services fees payable	229
Other accrued expenses	44,070
TOTAL LIABILITIES	324,397
NET ASSETS	$44,272,014

NET ASSETS CONSIST OF:
Capital	$40,802,508
Accumulated net investment income (loss)	1,381,141
Accumulated net realized gains (losses) on investments	(10,415,934)
Net unrealized appreciation (depreciation) on investments	12,504,299
NET ASSETS	$44,272,014

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,673,238
Net Asset Value (offering and redemption price per share)	$26.46

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$1,832,279
Interest	4
Foreign tax withholding	(103,047)
TOTAL INVESTMENT INCOME	1,729,236

EXPENSES:
Advisory fees	155,399
Management services fees	20,720
Administration fees	8,536
Transfer agency fees	12,979
Administrative services fees	55,426
Distribution fees	51,800
Custody fees	9,154
Fund accounting fees	16,082
Trustee fees	550
Compliance services fees	209
Other fees	28,002
Total Gross Expenses before reductions	358,857
Expenses reduced and reimbursed by the Advisor	(10,762)
TOTAL NET EXPENSES	348,095
NET INVESTMENT INCOME (LOSS)	1,381,141

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	608,276
Change in net unrealized appreciation/depreciation on investments	(1,124,763)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(516,487)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$864,654

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 99

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$1,381,141	$554,073
Net realized gains (losses) on investments	608,276	2,060,530
Change in net unrealized appreciation/depreciation on investments	(1,124,763)	4,071,498
Change in net assets resulting from operations	864,654	6,686,101

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(554,073)	(458,263)
Change in net assets resulting from distributions	(554,073)	(458,263)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	36,721,246	60,550,527
Dividends reinvested	554,073	458,263
Value of shares redeemed	(35,414,131)	(60,560,313)
Change in net assets resulting from capital transactions	1,861,188	448,477
Change in net assets	2,171,769	6,676,315

NET ASSETS:
Beginning of period	42,100,245	35,423,930
End of period	$44,272,014	$42,100,245
Accumulated net investment income (loss)	$1,381,141	$554,073

SHARE TRANSACTIONS:
Issued	1,420,967	2,621,404
Reinvested	21,196	20,878
Redeemed	(1,396,602)	(2,655,171)
Change in shares	45,561	(12,889)

See accompanying notes to financial statements.

100 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$25.87		$21.59	$19.21	$21.27	$21.06	$16.32

Investment Activities:
Net investment income (loss)(a)	0.86		0.35	0.35	0.43	0.19	0.27
Net realized and unrealized gains (losses) on investments	0.05	(b)	4.26	2.72	(2.29)	0.35	4.99
Total income (loss) from investment activities	0.91		4.61	3.07	(1.86)	0.54	5.26

Distributions to Shareholders From:
Net investment income	(0.32)		(0.33)	(0.69)	(0.20)	(0.33)	(0.52)

Net Asset Value, End of Period	$26.46		$25.87	$21.59	$19.21	$21.27	$21.06

Total Return	3.52	%(c)	21.64%	16.60%	(8.88)%	2.63%	32.30%

Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.73%	1.80%	1.79%	1.71%	1.78%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(d)	6.67%		1.54%	1.76%	1.98%	0.95%	1.48%

Supplemental Data:
Net assets, end of period (000’s)	$44,272		$42,100	$35,424	$22,093	$48,270	$62,615
Portfolio turnover rate(e)	68	%(c)	142%	91%	116%	180%	150%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 101

Investment Objective: The ProFund VP International seeks investment results that, before fees and expenses, correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Financial	25%
Consumer Non-cyclical	23%
Consumer Cyclical	12%
Industrial	12%
Basic Materials	7%
Communications	7%
Energy	7%
Utilities	4%
Technology	2%
Diversified	1%

Country Composition
United Kingdom	21%
Japan	20%
France	10%
Switzerland	9%
Germany	9%
Other	31%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $14,462,011	$14,462,000	$14,462,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,462,000)		14,462,000
TOTAL INVESTMENT SECURITIES (Cost $14,462,000)—103.3%		14,462,000
Net other assets (liabilities)—(3.3)%		(461,339)
NET ASSETS—100.0%		$14,000,661

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $1,940,000.

Swap Agreements††

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	0.42%	7/28/14	$5,632,957	$5,133
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	0.92%	7/28/14	8,369,189	7,555
				$12,688

††                    In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^                            Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

102 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$14,462,000
Repurchase agreements, at value	14,462,000
Total Investment Securities, at value	14,462,000
Cash	945
Segregated cash balances with custodian	50
Interest receivable	11
Unrealized gain on swap agreements	12,688
Receivable for capital shares issued	25
Prepaid expenses	169
TOTAL ASSETS	14,475,888

LIABILITIES:
Payable for capital shares redeemed	436,048
Advisory fees payable	8,521
Management services fees payable	1,136
Administration fees payable	438
Administrative services fees payable	7,973
Distribution fees payable	8,540
Trustee fees payable	5
Transfer agency fees payable	717
Fund accounting fees payable	867
Compliance services fees payable	73
Other accrued expenses	10,909
TOTAL LIABILITIES	475,227
NET ASSETS	$14,000,661

NET ASSETS CONSIST OF:
Capital	$15,097,901
Accumulated net investment income (loss)	(108,901)
Accumulated net realized gains (losses) on investments	(1,001,027)
Net unrealized appreciation (depreciation) on investments	12,688
NET ASSETS	$14,000,661

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	619,067
Net Asset Value (offering and redemption price per share)	$22.62

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$965

EXPENSES:
Advisory fees	49,048
Management services fees	6,540
Administration fees	2,571
Transfer agency fees	3,910
Administrative services fees	15,179
Distribution fees	16,349
Custody fees	4,684
Fund accounting fees	4,812
Trustee fees	167
Compliance services fees	66
Other fees	7,358
Total Gross Expenses before reductions	110,684
Expenses reduced and reimbursed by the Advisor	(818)
TOTAL NET EXPENSES	109,866
NET INVESTMENT INCOME (LOSS)	(108,901)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	476,254
Change in net unrealized appreciation/depreciation on investments	(92,525)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	383,729

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$274,828

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 103

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(108,901)	$(197,253)
Net realized gains (losses) on investments	476,254	1,631,340
Change in net unrealized appreciation/depreciation on investments	(92,525)	54,896
Change in net assets resulting from operations	274,828	1,488,983

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,189,021)	(616,082)
Change in net assets resulting from distributions	(1,189,021)	(616,082)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,500,425	28,259,009
Dividends reinvested	1,189,021	616,082
Value of shares redeemed	(9,773,897)	(27,479,778)
Change in net assets resulting from capital transactions	(84,451)	1,395,313
Change in net assets	(998,644)	2,268,214

NET ASSETS:
Beginning of period	14,999,305	12,731,091
End of period	$14,000,661	$14,999,305
Accumulated net investment income (loss)	$(108,901)	$—

SHARE TRANSACTIONS:
Issued	359,899	1,264,418
Reinvested	53,295	28,274
Redeemed	(419,027)	(1,257,032)
Change in shares	(5,833)	35,660

See accompanying notes to financial statements.

104 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$24.00		$21.61	$18.63	$21.76	$21.05	$16.89

Investment Activities:
Net investment income (loss)(a)	(0.19)		(0.37)	(0.31)	(0.35)	(0.32)	(0.32)
Net realized and unrealized gains (losses) on investments	0.91		4.41	3.29	(2.78)	1.89	4.38
Total income (loss) from investment activities	0.72		4.04	2.98	(3.13)	1.57	4.06
Capital Transactions:	—		—	—	—	—	0.10	(b)

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	—	(c)
Net realized gains on investments	(2.10)		(1.65)	—	—	(0.86)	—
Total distributions	(2.10)		(1.65)	—	—	(0.86)	—	(c)

Net Asset Value, End of Period	$22.62		$24.00	$21.61	$18.63	$21.76	$21.05

Total Return	3.11	%(d)	19.49%	15.93%	(14.34)%	7.80%	24.65	%(b)

Ratios to Average Net Assets:
Gross expenses(e)	1.69%		1.72%	1.83%	1.74%	1.70%	1.69%
Net expenses(e)	1.68%		1.68%	1.68%	1.65%	1.68%	1.68%
Net investment income (loss)(e)	(1.67)%		(1.65)%	(1.57)%	(1.61)%	(1.58)%	(1.62)%

Supplemental Data:
Net assets, end of period (000’s)	$14,001		$14,999	$12,731	$5,686	$20,408	$13,159
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount includes a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.

(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 105

Investment Objective: The ProFund VP Emerging Markets seeks investment results that, before fees and expenses, correspond to the performance of the BNY Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements	7%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	8.2%
Petroleo Brasileiro S.A.	5.6%
Baidu, Inc.	5.4%
China Mobile, Ltd.	5.3%
Vale S.A.	4.3%

BNY Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Communications	26%
Financial	18%
Energy	16%
Basic Materials	13%
Technology	13%
Consumer Non-cyclical	8%
Industrial	3%
Utilities	2%
Consumer Cyclical	1%

Country Composition
Brazil	27%
China	19%
Taiwan	11%
South Korea	9%
Mexico	9%
India	9%
Other	16%

Schedule of Portfolio Investments (unaudited)

Common Stocks (79.4%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	28,520	$185,380
Ambev S.A.ADR (Beverages)	106,144	747,253
America Movil S.A.B. de C.V.ADR (Telecommunications)	36,208	751,315
AngloGold Ashanti, Ltd.*ADR (Mining)	9,424	162,187
Baidu, Inc.*ADR (Internet)	6,448	1,204,551
Bancolombia S.A.ADR (Banks)	2,728	157,678
BRF-Brazil Foods S.A.ADR (Food)	15,128	367,762
Cemex S.A.B. de C.V.*ADR (Building Materials)	28,272	374,039
China Life Insurance Co., Ltd.ADR (Insurance)	11,656	457,032
China Mobile, Ltd.ADR (Telecommunications)	24,304	1,181,418
China Petroleum and Chemical Corp.ADR (Oil & Gas)	5,952	565,619
China Telecom Corp., Ltd.ADR (Telecommunications)	3,224	157,815
China Unicom, Ltd.ADR (Telecommunications)	10,416	159,677
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	8,928	286,232
CNOOC, Ltd.ADR (Oil & Gas)	3,720	666,958
Ctrip.com International, Ltd.*ADR (Internet)	2,976	190,583
Ecopetrol S.A.ADR (Oil & Gas)	5,704	205,630
Embraer S.A.ADR (Aerospace/Defense)	3,720	135,520
Enersis S.A.ADR (Electric)	8,928	150,437
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,464	418,054
Grupo Televisa S.A.ADR (Media)	8,928	306,320
HDFC Bank, Ltd.ADR (Banks)	9,176	429,621
ICICI Bank, Ltd.ADR (Banks)	6,448	321,755
Infosys Technologies, Ltd.ADR (Computers)	11,160	600,072
KB Financial Group, Inc.ADR (Diversified Financial Services)	8,928	310,337
Korea Electric Power Corp.ADR (Electric)	11,904	219,034

LG Display Co., Ltd.*ADR (Electronics)	10,416	164,260
Mobile TeleSystemsADR (Telecommunications)	11,904	234,985
PetroChina Co., Ltd.ADR (Oil & Gas)	4,960	622,727
Petroleo Brasileiro S.A.ADR (Oil & Gas)	34,720	507,953
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,984	133,682
POSCOADR (Iron/Steel)	7,192	535,372
PT Telekomunikasi IndonesiaADR (Telecommunications)	5,208	216,965
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	1,984	182,607
Sasol, Ltd.ADR (Chemicals)	11,904	703,765
Sesa Sterlite, Ltd.ADR (Mining)	7,192	139,237
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	11,160	511,798
SK Telecom Co., Ltd.ADR (Telecommunications)	8,184	212,293
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	85,808	1,835,433
Tata Motors, Ltd.ADR (Auto Manufacturers)	4,464	174,364
Ultrapar Participacoes S.A.ADR (Chemicals)	9,920	234,112
Vale S.A.ADR (Iron/Steel)	30,008	397,006
Wipro, Ltd.ADR (Computers)	13,640	162,180
YPF S.A.ADR (Oil & Gas)	4,464	145,884
TOTAL COMMON STOCKS (Cost $14,230,924)		17,826,902

See accompanying notes to financial statements.

106 :: ProFund VP Emerging Markets :: Financial Statements

Preferred Stocks (14.3%)

	Shares	Value
Banco Bradesco S.A.ADR (Banks)	49,104	$712,990
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,976	137,878
Itau Unibanco Holding S.A.ADR (Banks)	64,480	927,223
Petroleo Brasileiro S.A.ADR (Oil & Gas)	47,616	744,714
Telefonica Brasil S.A.ADR (Telecommunications)	6,696	137,335
Vale S.A.ADR (Iron/Steel)	47,368	563,679
TOTAL PREFERRED STOCKS (Cost $3,066,408)		3,223,819

Repurchase Agreements(a)(b) (6.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $1,560,001	$1,560,000	$1,560,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,560,000)		1,560,000
TOTAL INVESTMENT SECURITIES (Cost $18,857,332)—100.6%		22,610,721
Net other assets (liabilities)—(0.6)%		(125,317)
NET ASSETS—100.0%		$22,485,404

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $422,000.

ADR	American Depositary Receipt

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Emerging Markets 50 ADR Index	0.57%	7/28/14	$465,864	$93
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Emerging Markets 50 ADR Index	0.37%	7/28/14	1,122,189	244
				$337

^                            Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 107

ProFund VP Emerging Markets invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$135,520	0.6%
Auto Manufacturers	174,364	0.8%
Banks	2,549,267	11.3%
Beverages	1,165,307	5.2%
Building Materials	374,039	1.7%
Chemicals	937,877	4.2%
Computers	762,252	3.4%
Diversified Financial Services	822,135	3.7%
Electric	369,471	1.7%
Electronics	164,260	0.7%
Food	505,640	2.2%
Insurance	457,032	2.0%
Internet	1,577,741	7.0%
Iron/Steel	1,496,057	6.7%
Media	306,320	1.4%
Mining	301,424	1.3%
Oil & Gas	3,459,485	15.5%
Semiconductors	2,020,813	9.0%
Telecommunications	3,471,717	15.3%
Other**	1,434,683	6.3%
Total	$22,485,404	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2014:

	Value	% of Net Assets
Argentina	$145,884	0.6%
Brazil	5,613,425	24.9%
Chile	150,437	0.7%
China	5,388,987	24.1%
Colombia	363,308	1.6%
India	1,827,229	8.1%
Indonesia	216,965	1.0%
South Korea	1,953,094	8.7%
Mexico	1,849,728	8.2%
Philippines	133,682	0.6%
Russia	234,985	1.0%
South Africa	865,952	3.9%
Taiwan	2,307,045	10.3%
Other**	1,434,683	6.3%
Total	$22,485,404	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

108 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$18,857,332
Securities, at value	21,050,721
Repurchase agreements, at value	1,560,000
Total Investment Securities, at value	22,610,721
Cash	561
Dividends and interest receivable	73,179
Unrealized gain on swap agreements	337
Receivable for capital shares issued	2,398
Receivable for investments sold	339,479
Prepaid expenses	253
TOTAL ASSETS	23,026,928

LIABILITIES:
Payable for capital shares redeemed	482,428
Advisory fees payable	11,378
Management services fees payable	1,517
Administration fees payable	735
Administrative services fees payable	12,057
Distribution fees payable	12,824
Trustee fees payable	8
Transfer agency fees payable	1,204
Fund accounting fees payable	1,456
Compliance services fees payable	106
Other accrued expenses	17,811
TOTAL LIABILITIES	541,524
NET ASSETS	$22,485,404

NET ASSETS CONSIST OF:
Capital	$27,245,857
Accumulated net investment income (loss)	75,291
Accumulated net realized gains (losses) on investments	(8,589,470)
Net unrealized appreciation (depreciation) on investments	3,753,726
NET ASSETS	$22,485,404

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	901,457
Net Asset Value (offering and redemption price per share)	$24.94

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$256,497
Interest	96
Foreign tax withholding	(28,382)
TOTAL INVESTMENT INCOME	228,211

EXPENSES:
Advisory fees	68,267
Management services fees	9,102
Administration fees	3,769
Transfer agency fees	5,732
Administrative services fees	21,505
Distribution fees	22,756
Custody fees	11,328
Fund accounting fees	7,139
Trustee fees	241
Compliance services fees	106
Other fees	15,419
Total Gross Expenses before reductions	165,364
Expenses reduced and reimbursed by the Advisor	(12,444)
TOTAL NET EXPENSES	152,920
NET INVESTMENT INCOME (LOSS)	75,291

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(733,066)
Net realized gains (losses) on swap agreements	106,897
Change in net unrealized appreciation/depreciation on investments	1,445,355
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	819,186

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$894,477

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 109

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$75,291	$43,074
Net realized gains (losses) on investments	(626,169)	(2,859,742)
Change in net unrealized appreciation/depreciation on investments	1,445,355	446,500
Change in net assets resulting from operations	894,477	(2,370,168)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(43,074)	(141,228)
Change in net assets resulting from distributions	(43,074)	(141,228)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,404,612	55,027,501
Dividends reinvested	43,074	141,228
Value of shares redeemed	(18,712,457)	(60,833,876)
Change in net assets resulting from capital transactions	2,735,229	(5,665,147)
Change in net assets	3,586,632	(8,176,543)

NET ASSETS:
Beginning of period	18,898,772	27,075,315
End of period	$22,485,404	$18,898,772
Accumulated net investment income (loss)	$75,291	$43,074

SHARE TRANSACTIONS:
Issued	918,896	2,246,769
Reinvested	1,761	5,711
Redeemed	(810,656)	(2,513,588)
Change in shares	110,001	(261,108)

See accompanying notes to financial statements.

110 :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$23.88		$25.72	$24.36	$30.35	$28.13	$17.34

Investment Activities:
Net investment income (loss)(a)	0.10		0.05	0.18	0.21	(0.02)	(0.33)
Net realized and unrealized gains (losses) on investments	1.01		(1.70)	1.43	(6.20)	2.71	11.14
Total income (loss) from investment activities	1.11		(1.65)	1.61	(5.99)	2.69	10.81

Distributions to Shareholders From:
Net investment income	(0.05)		(0.19)	(0.25)	—	—	(0.02)
Net realized gains on investments	—		—	—	—	(0.47)	—
Total distributions	(0.05)		(0.19)	(0.25)	—	(0.47)	(0.02)

Net Asset Value, End of Period	$24.94		$23.88	$25.72	$24.36	$30.35	$28.13

Total Return	4.64	%(b)	(6.42)%	6.57%	(19.70)%	9.77%	62.36%

Ratios to Average Net Assets:
Gross expenses(c)	1.82%		1.75%	1.80%	1.73%	1.68%	1.70%
Net expenses(c)	1.68%		1.68%	1.68%	1.64%	1.68%	1.68%
Net investment income (loss)(c)	0.83%		0.19%	0.71%	0.73%	(0.08)%	(1.36)%

Supplemental Data:
Net assets, end of period (000’s)	$22,485		$18,899	$27,075	$16,477	$51,835	$34,872
Portfolio turnover rate(d)	50	%(b)	102%	55%	32%	35%	7%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 111

Investment Objective: The ProFund VP Japan seeks investment results that, before fees and expenses, correspond to the performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Cyclical	26%
Industrial	24%
Consumer Non-cyclical	18%
Communications	12%
Basic Materials	7%
Financial	6%
Technology	6%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (95.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $13,297,010	$13,297,000	$13,297,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,297,000)		13,297,000
TOTAL INVESTMENT SECURITIES (Cost $13,297,000)—95.0%		13,297,000
Net other assets (liabilities)—5.0%		699,586
NET ASSETS—100.0%		$13,996,586

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 9/12/14 (Underlying notional amount at value $13,908,000)	183	$(2,081)

See accompanying notes to financial statements.

112 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$13,297,000
Repurchase agreements, at value	13,297,000
Total Investment Securities, at value	13,297,000
Cash	25
Segregated cash balances with brokers	695,400
Interest receivable	10
Receivable for capital shares issued	60,752
Variation margin on futures contracts	36,600
Prepaid expenses	226
TOTAL ASSETS	14,090,013

LIABILITIES:
Payable for capital shares redeemed	45,230
Advisory fees payable	9,777
Management services fees payable	1,304
Administration fees payable	431
Administrative services fees payable	5,474
Distribution fees payable	4,988
Transfer agency fees payable	706
Fund accounting fees payable	854
Compliance services fees payable	77
Other accrued expenses	24,586
TOTAL LIABILITIES	93,427
NET ASSETS	$13,996,586

NET ASSETS CONSIST OF:
Capital	$11,104,385
Accumulated net investment income (loss)	(126,537)
Accumulated net realized gains (losses) on investments	3,020,819
Net unrealized appreciation (depreciation) on investments	(2,081)
NET ASSETS	$13,996,586

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	808,229
Net Asset Value (offering and redemption price per share)	$17.32

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$1,003

EXPENSES:
Advisory fees	56,938
Management services fees	7,592
Administration fees	3,720
Transfer agency fees	5,639
Administrative services fees	22,278
Distribution fees	18,979
Custody fees	2,796
Fund accounting fees	6,935
Trustee fees	251
Compliance services fees	60
Printing fees	6,978
Other fees	5,038
Total Gross Expenses before reductions	137,204
Expenses reduced and reimbursed by the Advisor	(9,664)
TOTAL NET EXPENSES	127,540
NET INVESTMENT INCOME (LOSS)	(126,537)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(890,347)
Change in net unrealized appreciation/depreciation on investments	(844,501)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,734,848)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,861,385)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 113

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(126,537)	$(356,360)
Net realized gains (losses) on investments	(890,347)	6,837,577
Change in net unrealized appreciation/depreciation on investments	(844,501)	4,432
Change in net assets resulting from operations	(1,861,385)	6,485,649

CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,320,113	87,135,429
Value of shares redeemed	(20,409,926)	(81,683,388)
Change in net assets resulting from capital transactions	(7,089,813)	5,452,041
Change in net assets	(8,951,198)	11,937,690

NET ASSETS:
Beginning of period	22,947,784	11,010,094
End of period	$13,996,586	$22,947,784
Accumulated net investment income (loss)	$(126,537)	$—

SHARE TRANSACTIONS:
Issued	775,413	5,405,135
Redeemed	(1,181,588)	(5,054,121)
Change in shares	(406,175)	351,014

See accompanying notes to financial statements.

114 :: ProFund VP Japan :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$18.90		$12.75	$10.37	$12.73	$13.62	$12.41

Investment Activities:
Net investment income (loss)(a)	(0.14)		(0.27)	(0.18)	(0.19)	(0.20)	(0.20)
Net realized and unrealized gains (losses) on investments	(1.44)		6.42	2.56	(2.17)	(0.69)	1.48
Total income (loss) from investment activities	(1.58)		6.15	2.38	(2.36)	(0.89)	1.28

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.07)

Net Asset Value, End of Period	$17.32		$18.90	$12.75	$10.37	$12.73	$13.62

Total Return	(8.36	)%(b)	48.24%	22.95%	(18.54)%	(6.53)%	10.33%

Ratios to Average Net Assets:
Gross expenses(c)	1.81%		1.78%	1.82%	2.00%	1.77%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	(1.67)%		(1.65)%	(1.58)%	(1.65)%	(1.58)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$13,997		$22,948	$11,010	$7,291	$11,984	$14,496
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull ::	115

Investment Objective: The ProFund VP UltraBull seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P 500.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Futures Contracts	14%
Swap Agreements	146%
Total Exposure	202%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.3%
Exxon Mobil Corp.	1.0%
Google, Inc.	0.8%
Microsoft Corp.	0.8%
Johnson & Johnson	0.7%

S&P 500 — Composition

% of Index
Consumer Non-cyclical	22%
Financial	16%
Technology	13%
Communications	12%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Basic Materials	3%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (41.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	561	$80,358
Abbott Laboratories (Pharmaceuticals)	1,342	54,888
AbbVie, Inc. (Pharmaceuticals)	1,419	80,088
Accenture PLC—Class A (Computers)	572	46,240
ACE, Ltd. (Insurance)	297	30,799
Actavis PLC* (Pharmaceuticals)	154	34,350
Adobe Systems, Inc.* (Software)	418	30,246
Aetna, Inc. (Healthcare-Services)	319	25,865
Affiliated Managers Group, Inc.* (Diversified Financial Services)	44	9,038
AFLAC, Inc. (Insurance)	407	25,336
Agilent Technologies, Inc. (Electronics)	297	17,059
AGL Resources, Inc. (Gas)	110	6,053
Air Products & Chemicals, Inc. (Chemicals)	187	24,052
Airgas, Inc. (Chemicals)	55	5,990
Akamai Technologies, Inc.* (Software)	154	9,403
Alcoa, Inc. (Mining)	1,045	15,560
Alexion Pharmaceuticals, Inc.* (Biotechnology)	176	27,500
Allegheny Technologies, Inc. (Iron/Steel)	99	4,465
Allegion PLC (Electronics)	77	4,364
Allergan, Inc. (Pharmaceuticals)	264	44,674
Alliance Data Systems Corp.* (Commercial Services)	44	12,375
Allstate Corp. (Insurance)	385	22,607
Altera Corp. (Semiconductors)	275	9,559
Altria Group, Inc. (Agriculture)	1,782	74,737
Amazon.com, Inc.* (Internet)	330	107,177
Ameren Corp. (Electric)	220	8,994
American Electric Power, Inc. (Electric)	440	24,539
American Express Co. (Diversified Financial Services)	814	77,223
American International Group, Inc. (Insurance)	1,298	70,844
American Tower Corp. (REIT)	352	31,673
Ameriprise Financial, Inc. (Diversified Financial Services)	165	19,800
AmerisourceBergen Corp. (Pharmaceuticals)	198	14,387
Ametek, Inc. (Electrical Components & Equipment)	220	11,502
Amgen, Inc. (Biotechnology)	682	80,728
Amphenol Corp.—Class A (Electronics)	143	13,777
Anadarko Petroleum Corp. (Oil & Gas)	451	49,371
Analog Devices, Inc. (Semiconductors)	286	15,464
Aon PLC (Insurance)	264	23,784
Apache Corp. (Oil & Gas)	341	34,311
Apartment Investment & Management Co.—Class A (REIT)	132	4,260
Apple Computer, Inc. (Computers)	5,401	501,914
Applied Materials, Inc. (Semiconductors)	1,089	24,557
Archer-Daniels-Midland Co. (Agriculture)	583	25,716
Assurant, Inc. (Insurance)	66	4,326
AT&T, Inc. (Telecommunications)	4,642	164,141
Autodesk, Inc.* (Software)	209	11,783
Automatic Data Processing, Inc. (Commercial Services)	429	34,011
AutoNation, Inc.* (Retail)	55	3,282
AutoZone, Inc.* (Retail)	33	17,696
Avago Technologies, Ltd. (Semiconductors)	220	15,855
AvalonBay Communities, Inc. (REIT)	110	15,641
Avery Dennison Corp. (Household Products/Wares)	88	4,510
Avon Products, Inc. (Cosmetics/Personal Care)	385	5,625
Baker Hughes, Inc. (Oil & Gas Services)	385	28,663
Ball Corp. (Packaging & Containers)	121	7,584
Bank of America Corp. (Banks)	9,416	144,724
Bank of New York Mellon Corp. (Banks)	1,023	38,342
Bard (C.R.), Inc. (Healthcare-Products)	66	9,439
Baxter International, Inc. (Healthcare-Products)	484	34,994
BB&T Corp. (Banks)	638	25,156
Becton, Dickinson & Co. (Healthcare-Products)	176	20,821
Bed Bath & Beyond, Inc.* (Retail)	187	10,730
Bemis Co., Inc. (Packaging & Containers)	88	3,578
Berkshire Hathaway, Inc.*—Class B (Insurance)	1,606	203,254
Best Buy Co., Inc. (Retail)	242	7,504
Biogen Idec, Inc.* (Biotechnology)	209	65,900
BlackRock, Inc. (Diversified Financial Services)	110	35,156
Boeing Co. (Aerospace/Defense)	605	76,974
BorgWarner, Inc. (Auto Parts & Equipment)	209	13,625
Boston Properties, Inc. (REIT)	132	15,600

See accompanying notes to financial statements.

116  :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares		Value
Boston Scientific Corp.* (Healthcare-Products)	1,188		$15,171
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,485		72,037
Broadcom Corp.—Class A (Semiconductors)	495		18,374
Brown-Forman Corp.—Class B (Beverages)	143		13,466
C.H. Robinson Worldwide, Inc. (Transportation)	132		8,420
CA, Inc. (Software)	286		8,220
Cablevision Systems Corp. NY—Class A (Media)	198		3,495
Cabot Oil & Gas Corp. (Oil & Gas)	374		12,768
Cameron International Corp.* (Oil & Gas Services)	187		12,662
Campbell Soup Co. (Food)	165		7,559
Capital One Financial Corp. (Banks)	517		42,704
Cardinal Health, Inc. (Pharmaceuticals)	308		21,116
CareFusion Corp.* (Healthcare-Products)	187		8,293
CarMax, Inc.* (Retail)	198		10,298
Carnival Corp.—Class A (Leisure Time)	396		14,910
Caterpillar, Inc. (Machinery-Construction & Mining)	561		60,964
CBRE Group, Inc.*—Class A (Real Estate)	253		8,106
CBS Corp.—Class B (Media)	473		29,392
Celgene Corp.* (Biotechnology)	726		62,349
CenterPoint Energy, Inc. (Gas)	385		9,833
CenturyLink, Inc. (Telecommunications)	517		18,715
Cerner Corp.* (Software)	264		13,617
CF Industries Holdings, Inc. (Chemicals)	44		10,583
Chesapeake Energy Corp. (Oil & Gas)	451		14,017
Chevron Corp. (Oil & Gas)	1,705		222,588
Chipotle Mexican Grill, Inc.* (Retail)	33		19,553
CIGNA Corp. (Healthcare-Services)	242		22,257
Cimarex Energy Co. (Oil & Gas)	77		11,046
Cincinnati Financial Corp. (Insurance)	132		6,341
Cintas Corp. (Commercial Services)	88		5,592
Cisco Systems, Inc. (Telecommunications)	4,587		113,987
Citigroup, Inc. (Banks)	2,717		127,971
Citrix Systems, Inc.* (Software)	143		8,945
Clorox Co. (Household Products/Wares)	110		10,054
CME Group, Inc. (Diversified Financial Services)	286		20,292
CMS Energy Corp. (Electric)	242		7,538
Coach, Inc. (Retail)	242		8,274
Coca-Cola Co. (Beverages)	3,388		143,517
Coca-Cola Enterprises, Inc. (Beverages)	209		9,986
Cognizant Technology Solutions Corp.* (Computers)	550		26,901
Colgate-Palmolive Co. (Cosmetics/ Personal Care)	781		53,249
Comcast Corp.—Class A (Media)	2,332		125,183
Comerica, Inc. (Banks)	165		8,276
Computer Sciences Corp. (Computers)	132		8,342
ConAgra Foods, Inc. (Food)	374		11,100
ConocoPhillips (Oil & Gas)	1,100		94,303
CONSOL Energy, Inc. (Coal)	209		9,628
Consolidated Edison, Inc. (Electric)	264		15,243
Constellation Brands, Inc.* (Beverages)	154		13,572
Corning, Inc. (Telecommunications)	1,166		25,594
Costco Wholesale Corp. (Retail)	396		45,603
Covidien PLC (Healthcare-Products)	407		36,704
Crown Castle International Corp. (REIT)	297		22,055
CSX Corp. (Transportation)	902		27,791
Cummins, Inc. (Machinery-Diversified)	154		23,761
CVS Caremark Corp. (Retail)	1,045		78,762
D.R. Horton, Inc. (Home Builders)	253		6,219
Danaher Corp. (Miscellaneous Manufacturing)	539		42,435
Darden Restaurants, Inc. (Retail)	121		5,599
DaVita, Inc.* (Healthcare-Services)	154		11,137
Deere & Co. (Machinery-Diversified)	330		29,882
Delphi Automotive PLC (Auto Parts & Equipment)	242		16,635
Delta Air Lines, Inc. (Airlines)	759		29,388
Denbury Resources, Inc. (Oil & Gas)	319		5,889
DENTSPLY International, Inc. (Healthcare-Products)	132		6,250
Devon Energy Corp. (Oil & Gas)	341		27,075
Diamond Offshore Drilling, Inc. (Oil & Gas)	66		3,276
DIRECTV*—Class A (Media)	418		35,534
Discover Financial Services (Diversified Financial Services)	418		25,908
Discovery Communications, Inc.*—Class A (Media)	198		14,707
Dollar General Corp.* (Retail)	275		15,774
Dollar Tree, Inc.* (Retail)	187		10,184
Dominion Resources, Inc. (Electric)	517		36,976
Dover Corp. (Miscellaneous Manufacturing)	154		14,006
Dr. Pepper Snapple Group, Inc. (Beverages)	176		10,310
DTE Energy Co. (Electric)	154		11,992
Duke Energy Corp. (Electric)	638		47,333
Dun & Bradstreet Corp. (Software)	33		3,637
E*TRADE Financial Corp.* (Diversified Financial Services)	253		5,379
E.I. du Pont de Nemours & Co. (Chemicals)	825		53,988
Eastman Chemical Co. (Chemicals)	132		11,530
Eaton Corp. (Miscellaneous Manufacturing)	429		33,110
eBay, Inc.* (Internet)	1,023		51,211
Ecolab, Inc. (Chemicals)	242		26,944
Edison International (Electric)	297		17,259
Edwards Lifesciences Corp.* (Healthcare-Products)	99		8,498
Electronic Arts, Inc.* (Software)	286		10,259
Eli Lilly & Co. (Pharmaceuticals)	880		54,710
EMC Corp. (Computers)	1,837		48,387
Emerson Electric Co. (Electrical Components & Equipment)	627		41,607
Ensco PLCADR—Class A (Oil & Gas)	209		11,614
Entergy Corp. (Electric)	165		13,545
EOG Resources, Inc. (Oil & Gas)	484		56,560
EQT Corp. (Oil & Gas)	132		14,111
Equifax, Inc. (Commercial Services)	110		7,978
Equity Residential (REIT)	297		18,711
Essex Property Trust, Inc. (REIT)	55		10,170
Exelon Corp. (Electric)	770		28,090
Expedia, Inc. (Internet)	88		6,931
Expeditors International of Washington, Inc. (Transportation)	176		7,772
Express Scripts Holding Co.* (Pharmaceuticals)	693		48,046
Exxon Mobil Corp. (Oil & Gas)	3,839		386,511
F5 Networks, Inc.* (Internet)	66		7,355
Facebook, Inc.*—Class A (Internet)	1,540		103,627
Family Dollar Stores, Inc. (Retail)	88		5,820
Fastenal Co. (Distribution/Wholesale)	242		11,977
FedEx Corp. (Transportation)	253		38,299
Fidelity National Information Services, Inc. (Software)	253		13,849
Fifth Third Bancorp (Banks)	759		16,205
First Horizon National Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Semiconductors)	66		4,690
FirstEnergy Corp. (Electric)	374		12,985
Fiserv, Inc.* (Software)	220		13,270
FLIR Systems, Inc. (Electronics)	132		4,584
Flowserve Corp. (Machinery-Diversified)	121		8,996
Fluor Corp. (Engineering & Construction)	143		10,997

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 117

Common Stocks, continued

	Shares	Value
FMC Corp. (Chemicals)	121	$8,614
FMC Technologies, Inc.* (Oil & Gas Services)	209	12,764
Ford Motor Co. (Auto Manufacturers)	3,542	61,064
Forest Laboratories, Inc.* (Pharmaceuticals)	220	21,780
Fossil Group, Inc.* (Distribution/Wholesale)	44	4,599
Franklin Resources, Inc. (Diversified Financial Services)	363	20,996
Freeport-McMoRan Copper & Gold, Inc. (Mining)	935	34,127
Frontier Communications Corp. (Telecommunications)	902	5,268
GameStop Corp.—Class A (Retail)	99	4,007
Gannett Co., Inc. (Media)	198	6,199
Garmin, Ltd. (Electronics)	110	6,699
General Dynamics Corp. (Aerospace/Defense)	297	34,615
General Electric Co. (Miscellaneous Manufacturing)	8,976	235,890
General Growth Properties, Inc. (REIT)	462	10,885
General Mills, Inc. (Food)	550	28,897
General Motors Co. (Auto Manufacturers)	1,177	42,725
Genuine Parts Co. (Distribution/Wholesale)	132	11,589
Genworth Financial, Inc.*—Class A (Insurance)	440	7,656
Gilead Sciences, Inc.* (Biotechnology)	1,375	114,001
Google, Inc.*—Class A (Internet)	253	147,922
Google, Inc.*—Class C (Internet)	253	145,547
Graham Holdings Co.—Class B (Media)	11	7,899
H & R Block, Inc. (Commercial Services)	242	8,112
Halliburton Co. (Oil & Gas Services)	759	53,897
Harley-Davidson, Inc. (Leisure Time)	198	13,830
Harman International Industries, Inc. (Home Furnishings)	66	7,090
Harris Corp. (Telecommunications)	99	7,499
Hartford Financial Services Group, Inc. (Insurance)	407	14,575
Hasbro, Inc. (Toys/Games/Hobbies)	99	5,252
HCP, Inc. (REIT)	407	16,842
Health Care REIT, Inc. (REIT)	275	17,234
Helmerich & Payne, Inc. (Oil & Gas)	99	11,495
Hess Corp. (Oil & Gas)	231	22,844
Hewlett-Packard Co. (Computers)	1,672	56,313
Honeywell International, Inc. (Electronics)	704	65,437
Hormel Foods Corp. (Food)	121	5,971
Hospira, Inc.* (Healthcare-Products)	154	7,911
Host Hotels & Resorts, Inc. (REIT)	682	15,011
Hudson City Bancorp, Inc. (Savings & Loans)	429	4,217
Humana, Inc. (Healthcare-Services)	143	18,264
Huntington Bancshares, Inc. (Banks)	737	7,031
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	341	29,858
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	220	13,752
Integrys Energy Group, Inc. (Electric)	77	5,477
Intel Corp. (Semiconductors)	4,455	137,660
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	99	18,700
International Business Machines Corp. (Computers)	847	153,535
International Flavors & Fragrances, Inc. (Chemicals)	77	8,030
International Paper Co. (Forest Products & Paper)	385	19,431
Intuit, Inc. (Software)	253	20,374
Intuitive Surgical, Inc.* (Healthcare-Products)	33	13,589
Invesco, Ltd. (Diversified Financial Services)	385	14,534
Iron Mountain, Inc. (Commercial Services)	154	5,459
J.P. Morgan Chase & Co. (Banks)	3,388	195,216
Jabil Circuit, Inc. (Electronics)	165	3,449
Jacobs Engineering Group, Inc.* (Engineering & Construction)	121	6,447
Johnson & Johnson (Pharmaceuticals)	2,530	264,689
Johnson Controls, Inc. (Auto Parts & Equipment)	594	29,658
Joy Global, Inc. (Machinery-Construction & Mining)	88	5,419
Juniper Networks, Inc.* (Telecommunications)	429	10,528
Kansas City Southern Industries, Inc. (Transportation)	99	10,643
Kellogg Co. (Food)	231	15,177
Keurig Green Mountain, Inc. (Beverages)	110	13,707
KeyCorp (Banks)	792	11,349
Kimberly-Clark Corp. (Household Products/Wares)	341	37,926
Kimco Realty Corp. (REIT)	363	8,342
Kinder Morgan, Inc. (Pipelines)	594	21,538
KLA-Tencor Corp. (Semiconductors)	143	10,388
Kohls Corp. (Retail)	176	9,272
Kraft Foods Group, Inc. (Food)	528	31,654
Kroger Co. (Food)	451	22,293
L Brands, Inc. (Retail)	220	12,905
L-3 Communications Holdings, Inc. (Aerospace/Defense)	77	9,298
Laboratory Corp. of America Holdings* (Healthcare-Services)	77	7,885
Lam Research Corp. (Semiconductors)	143	9,664
Legg Mason, Inc. (Diversified Financial Services)	88	4,515
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	121	4,148
Lennar Corp.—Class A (Home Builders)	154	6,465
Leucadia National Corp. (Holding Companies-Diversified)	286	7,499
Lincoln National Corp. (Insurance)	231	11,883
Linear Technology Corp. (Semiconductors)	209	9,838
Lockheed Martin Corp. (Aerospace/Defense)	242	38,897
Loews Corp. (Insurance)	275	12,103
Lorillard, Inc. (Agriculture)	319	19,449
Lowe’s Cos., Inc. (Retail)	891	42,759
LyondellBasell Industries N.V.—Class A (Chemicals)	374	36,521
M&T Bank Corp. (Banks)	121	15,010
Macy’s, Inc. (Retail)	319	18,508
Marathon Oil Corp. (Oil & Gas)	605	24,152
Marathon Petroleum Corp. (Oil & Gas)	253	19,752
Marriott International, Inc.—Class A (Lodging)	198	12,708
Marsh & McLennan Cos., Inc. (Insurance)	495	25,651
Masco Corp. (Building Materials)	319	7,082
MasterCard, Inc.—Class A (Commercial Services)	902	66,270
Mattel, Inc. (Toys/Games/Hobbies)	308	12,003
McCormick & Co., Inc. (Food)	121	8,662
McDonald’s Corp. (Retail)	880	88,651
McGraw Hill Financial, Inc. (Commercial Services)	242	20,093
McKesson Corp. (Pharmaceuticals)	209	38,918
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	176	16,398
MeadWestvaco Corp. (Forest Products & Paper)	154	6,816
Medtronic, Inc. (Healthcare-Products)	891	56,811
Merck & Co., Inc. (Pharmaceuticals)	2,618	151,451
MetLife, Inc. (Insurance)	1,012	56,227

See accompanying notes to financial statements.

118 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Michael Kors Holdings, Ltd.* (Apparel)	165	$14,627
Microchip Technology, Inc. (Semiconductors)	176	8,591
Micron Technology, Inc.* (Semiconductors)	957	31,533
Microsoft Corp. (Software)	6,732	280,725
Mohawk Industries, Inc.* (Textiles)	55	7,609
Molson Coors Brewing Co.—Class B (Beverages)	143	10,605
Mondelez International, Inc.—Class A (Food)	1,518	57,091
Monsanto Co. (Chemicals)	473	59,001
Monster Beverage Corp.* (Beverages)	121	8,595
Moody’s Corp. (Commercial Services)	165	14,464
Morgan Stanley Dean Witter & Co. (Banks)	1,254	40,542
Motorola Solutions, Inc. (Telecommunications)	198	13,181
Murphy Oil Corp. (Oil & Gas)	154	10,238
Mylan Laboratories, Inc.* (Pharmaceuticals)	330	17,015
Nabors Industries, Ltd. (Oil & Gas)	231	6,784
NASDAQ Stock Market, Inc. (Diversified Financial Services)	110	4,248
National Oilwell Varco, Inc. (Oil & Gas Services)	385	31,705
Navient Corp. (Diversified Financial Services)	374	6,624
Neilsen Holdings N.V. (Media)	275	13,313
NetApp, Inc. (Computers)	297	10,846
Netflix, Inc.* (Internet)	55	24,233
Newell Rubbermaid, Inc. (Housewares)	253	7,840
Newfield Exploration Co.* (Oil & Gas)	121	5,348
Newmont Mining Corp. (Mining)	451	11,473
News Corp.*—Class A (Media)	451	8,091
NextEra Energy, Inc. (Electric)	385	39,454
NIKE, Inc.—Class B (Apparel)	660	51,183
NiSource, Inc. (Gas)	286	11,251
Noble Corp. (Oil & Gas)	231	7,752
Noble Energy, Inc. (Oil & Gas)	319	24,710
Nordstrom, Inc. (Retail)	121	8,220
Norfolk Southern Corp. (Transportation)	275	28,333
Northeast Utilities System (Electric)	286	13,519
Northern Trust Corp. (Banks)	198	12,714
Northrop Grumman Corp. (Aerospace/Defense)	187	22,371
NRG Energy, Inc. (Electric)	297	11,048
Nucor Corp. (Iron/Steel)	286	14,086
NVIDIA Corp. (Semiconductors)	495	9,177
Occidental Petroleum Corp. (Oil & Gas)	704	72,252
Omnicom Group, Inc. (Advertising)	231	16,452
ONEOK, Inc. (Pipelines)	187	12,731
Oracle Corp. (Software)	3,069	124,387
O’Reilly Automotive, Inc.* (Retail)	99	14,909
Owens-Illinois, Inc.* (Packaging & Containers)	143	4,954
PACCAR, Inc. (Auto Manufacturers)	319	20,043
Pall Corp. (Miscellaneous Manufacturing)	99	8,454
Parker Hannifin Corp. (Miscellaneous Manufacturing)	132	16,596
Patterson Cos., Inc. (Healthcare-Products)	77	3,042
Paychex, Inc. (Software)	286	11,886
Peabody Energy Corp. (Coal)	242	3,957
Pentair PLC (Miscellaneous Manufacturing)	176	12,693
People’s United Financial, Inc. (Savings & Loans)	275	4,172
Pepco Holdings, Inc. (Electric)	220	6,046
PepsiCo, Inc. (Beverages)	1,353	120,877
PerkinElmer, Inc. (Electronics)	99	4,637
Perrigo Co. PLC (Pharmaceuticals)	121	17,637
PetSmart, Inc. (Retail)	88	5,262
Pfizer, Inc. (Pharmaceuticals)	5,709	169,443
PG&E Corp. (Electric)	418	20,072
Philip Morris International, Inc. (Agriculture)	1,408	118,709
Phillips 66 (Oil & Gas)	506	40,698
Pinnacle West Capital Corp. (Electric)	99	5,726
Pioneer Natural Resources Co. (Oil & Gas)	132	30,335
Pitney Bowes, Inc. (Office/Business Equipment)	176	4,861
Plum Creek Timber Co., Inc. (REIT)	154	6,945
PNC Financial Services Group (Banks)	473	42,121
PPG Industries, Inc. (Chemicals)	121	25,428
PPL Corp. (Electric)	561	19,932
Praxair, Inc. (Chemicals)	264	35,070
Precision Castparts Corp. (Metal Fabricate/Hardware)	132	33,317
Priceline.com, Inc.* (Internet)	44	52,932
Principal Financial Group, Inc. (Insurance)	242	12,216
Procter & Gamble Co. (Cosmetics/Personal Care)	2,420	190,187
Progressive Corp. (Insurance)	484	12,274
Prologis, Inc. (REIT)	451	18,532
Prudential Financial, Inc. (Insurance)	418	37,106
Public Service Enterprise Group, Inc. (Electric)	451	18,396
Public Storage, Inc. (REIT)	132	22,618
PulteGroup, Inc. (Home Builders)	308	6,209
PVH Corp. (Retail)	77	8,978
QEP Resources, Inc. (Oil & Gas)	165	5,693
Qualcomm, Inc. (Semiconductors)	1,507	119,354
Quanta Services, Inc.* (Commercial Services)	198	6,847
Quest Diagnostics, Inc. (Healthcare-Services)	132	7,747
Ralph Lauren Corp. (Apparel)	55	8,838
Range Resources Corp. (Oil & Gas)	154	13,390
Raytheon Co. (Aerospace/Defense)	275	25,369
Red Hat, Inc.* (Software)	165	9,120
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	66	18,643
Regions Financial Corp. (Banks)	1,232	13,084
Republic Services, Inc. (Environmental Control)	242	9,189
Reynolds American, Inc. (Agriculture)	275	16,596
Robert Half International, Inc. (Commercial Services)	121	5,777
Rockwell Automation, Inc. (Machinery-Diversified)	121	15,144
Rockwell Collins, Inc. (Aerospace/Defense)	121	9,455
Roper Industries, Inc. (Machinery-Diversified)	88	12,849
Ross Stores, Inc. (Retail)	187	12,366
Rowan Cos. PLC—Class A (Oil & Gas)	110	3,512
Ryder System, Inc. (Transportation)	44	3,876
Safeway, Inc. (Food)	209	7,177
Salesforce.com, Inc.* (Software)	506	29,388
SanDisk Corp. (Computers)	198	20,677
SCANA Corp. (Electric)	132	7,103
Schlumberger, Ltd. (Oil & Gas Services)	1,166	137,529
Scripps Networks Interactive—Class A (Media)	99	8,033
Seagate Technology PLC (Computers)	297	16,876
Sealed Air Corp. (Packaging & Containers)	176	6,014
Sempra Energy (Gas)	209	21,885
Sherwin-Williams Co. (Chemicals)	77	15,932
Sigma-Aldrich Corp. (Chemicals)	110	11,163
Simon Property Group, Inc. (REIT)	275	45,727
Snap-on, Inc. (Hand/Machine Tools)	55	6,519
Southern Co. (Electric)	792	35,941
Southwest Airlines Co. (Airlines)	616	16,546
Southwestern Energy Co.* (Oil & Gas)	319	14,511
Spectra Energy Corp. (Pipelines)	605	25,700
St. Jude Medical, Inc. (Healthcare-Products)	253	17,520
Stanley Black & Decker, Inc. (Hand/Machine Tools)	143	12,558
Staples, Inc. (Retail)	583	6,320
Starbucks Corp. (Retail)	671	51,922

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 119

Common Stocks, continued

	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	176	$14,224
State Street Corp. (Banks)	385	25,895
Stericycle, Inc.* (Environmental Control)	77	9,118
Stryker Corp. (Healthcare-Products)	264	22,260
SunTrust Banks, Inc. (Banks)	473	18,948
Symantec Corp. (Internet)	616	14,106
Sysco Corp. (Food)	528	19,774
T. Rowe Price Group, Inc. (Diversified Financial Services)	231	19,499
Target Corp. (Retail)	572	33,147
TE Connectivity, Ltd. (Electronics)	363	22,448
TECO Energy, Inc. (Electric)	187	3,456
Tenet Healthcare Corp.* (Healthcare-Services)	88	4,131
Teradata Corp.* (Computers)	143	5,749
Tesoro Petroleum Corp. (Oil & Gas)	121	7,099
Texas Instruments, Inc. (Semiconductors)	968	46,261
Textron, Inc. (Miscellaneous Manufacturing)	253	9,687
The ADT Corp. (Commercial Services)	154	5,381
The AES Corp. (Electric)	594	9,237
The Charles Schwab Corp. (Diversified Financial Services)	1,045	28,142
The Chubb Corp. (Insurance)	220	20,277
The Dow Chemical Co. (Chemicals)	1,078	55,474
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	231	17,154
The Gap, Inc. (Retail)	231	9,603
The Goldman Sachs Group, Inc. (Banks)	374	62,623
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	242	6,723
The Hershey Co. (Food)	132	12,853
The Home Depot, Inc. (Retail)	1,221	98,853
The Interpublic Group of Cos., Inc. (Advertising)	374	7,297
The JM Smucker Co.—Class A (Food)	88	9,378
The Macerich Co. (REIT)	121	8,077
The Mosaic Co. (Chemicals)	286	14,143
The Travelers Cos., Inc. (Insurance)	308	28,974
The Williams Cos., Inc. (Pipelines)	616	35,858
Thermo Fisher Scientific, Inc. (Electronics)	352	41,536
Tiffany & Co. (Retail)	99	9,925
Time Warner Cable, Inc. (Media)	253	37,267
Time Warner, Inc. (Media)	792	55,638
TJX Cos., Inc. (Retail)	627	33,325
Torchmark Corp. (Insurance)	77	6,308
Total System Services, Inc. (Commercial Services)	154	4,837
Tractor Supply Co. (Retail)	121	7,308
Transocean, Ltd. (Oil & Gas)	308	13,869
TripAdvisor, Inc.* (Internet)	99	10,757
Twenty-First Century Fox, Inc.—Class A (Media)	1,716	60,318
Tyco International, Ltd. (Electronics)	418	19,061
Tyson Foods, Inc.—Class A (Food)	242	9,085
U.S. Bancorp (Banks)	1,628	70,525
Under Armour, Inc.*—Class A (Apparel)	143	8,507
Union Pacific Corp. (Transportation)	814	81,197
United Parcel Service, Inc.—Class B (Transportation)	627	64,368
United States Steel Corp. (Iron/Steel)	132	3,437
United Technologies Corp. (Aerospace/Defense)	759	87,626
UnitedHealth Group, Inc. (Healthcare-Services)	880	71,940
UnumProvident Corp. (Insurance)	231	8,030
Urban Outfitters, Inc.* (Retail)	88	2,980
V.F. Corp. (Apparel)	308	19,404
Valero Energy Corp. (Oil & Gas)	473	23,697
Varian Medical Systems, Inc.* (Healthcare-Products)	88	7,316
Ventas, Inc. (REIT)	264	16,922
VeriSign, Inc.* (Internet)	110	5,369
Verizon Communications, Inc. (Telecommunications)	3,707	181,384
Vertex Pharmaceuticals, Inc.* (Biotechnology)	209	19,788
Viacom, Inc.—Class B (Media)	352	30,529
Visa, Inc.—Class A (Diversified Financial Services)	451	95,030
Vornado Realty Trust (REIT)	154	16,436
Vulcan Materials Co. (Building Materials)	121	7,714
W.W. Grainger, Inc. (Distribution/Wholesale)	55	13,984
Walgreen Co. (Retail)	781	57,896
Wal-Mart Stores, Inc. (Retail)	1,441	108,175
Walt Disney Co. (Media)	1,441	123,551
Waste Management, Inc. (Environmental Control)	385	17,221
Waters Corp.* (Electronics)	77	8,042
WellPoint, Inc. (Healthcare-Services)	253	27,225
Wells Fargo & Co. (Banks)	4,290	225,481
Western Digital Corp. (Computers)	187	17,260
Western Union Co. (Commercial Services)	484	8,393
Weyerhaeuser Co. (REIT)	528	17,472
Whirlpool Corp. (Home Furnishings)	66	9,189
Whole Foods Market, Inc. (Food)	330	12,748
Windstream Holdings, Inc. (Telecommunications)	539	5,368
Wisconsin Energy Corp. (Electric)	198	9,290
Wyndham Worldwide Corp. (Lodging)	110	8,329
Wynn Resorts, Ltd. (Lodging)	77	15,983
Xcel Energy, Inc. (Electric)	451	14,536
Xerox Corp. (Office/Business Equipment)	979	12,179
Xilinx, Inc. (Semiconductors)	242	11,449
XL Group PLC (Insurance)	242	7,921
Xylem, Inc. (Machinery-Diversified)	165	6,448
Yahoo!, Inc.* (Internet)	836	29,369
YUM! Brands, Inc. (Retail)	396	32,155
Zimmer Holdings, Inc. (Healthcare-Products)	154	15,994
Zions Bancorp (Banks)	165	4,863
Zoetis, Inc. (Pharmaceuticals)	451	14,554
TOTAL COMMON STOCKS (Cost $10,846,999)		15,586,476

Repurchase Agreements(b)(c) (37.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/14, due 7/1/14, total to be received $13,862,010	$13,862,000	13,862,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,862,000)		13,862,000
TOTAL INVESTMENT SECURITIES (Cost $24,708,999)–79.1%		29,448,476
Net other assets (liabilities)–20.9%		7,789,156
NET ASSETS–100.0%		$37,237,632

*	Non-income producing security
(a)	Number of shares is less than 0.50

See accompanying notes to financial statements.

120 :: ProFund VP UltraBull :: Financial Statements

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $5,966,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/22/14 (Underlying notional amount at value $5,075,200)	52	$45,828

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	0.62%	7/28/14	$1,836,129	$(698)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	0.53%	7/28/14	2,204,896	(878)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	0.47%	7/28/14	25,878,854	(8,319)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	0.47%	7/28/14	24,345,390	(6,300)
				$(16,195)

^	Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraBull invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Advertising	$23,749	0.1%
Aerospace/Defense	304,605	0.8%
Agriculture	255,207	0.7%
Airlines	45,934	0.1%
Apparel	102,559	0.2%
Auto Manufacturers	123,832	0.4%
Auto Parts & Equipment	66,641	0.1%
Banks	1,148,784	3.2%
Beverages	344,635	1.0%
Biotechnology	388,909	1.0%
Building Materials	14,796	NM
Chemicals	402,463	1.0%
Coal	13,585	NM
Commercial Services	205,589	0.5%
Computers	913,040	2.4%
Cosmetics/Personal Care	266,215	0.7%
Distribution/Wholesale	42,149	0.1%
Diversified Financial Services	405,084	1.2%
Electric	443,727	1.3%
Electrical Components & Equipment	53,109	0.1%
Electronics	211,093	0.5%
Engineering & Construction	17,444	NM
Environmental Control	35,528	0.1%
Food	259,419	0.7%
Forest Products & Paper	26,247	0.1%
Gas	49,022	0.1%
Hand/Machine Tools	19,077	0.1%
Healthcare-Products	284,613	0.8%
Healthcare-Services	196,451	0.5%
Holding Companies-Diversified	7,499	NM
Home Builders	18,893	0.1%
Home Furnishings	16,279	NM
Household Products/Wares	52,490	0.1%
Housewares	7,840	NM
Insurance	648,492	1.7%
Internet	706,536	2.0%
Iron/Steel	21,988	0.1%
Leisure Time	28,740	0.1%
Lodging	51,244	0.1%
Machinery-Construction & Mining	66,383	0.2%
Machinery-Diversified	97,080	0.2%
Media	559,149	1.6%
Metal Fabricate/Hardware	33,317	0.1%
Mining	61,160	0.2%
Miscellaneous Manufacturing	500,987	1.4%
Office/Business Equipment	17,040	NM
Oil & Gas	1,301,571	3.6%
Oil & Gas Services	277,220	0.7%
Packaging & Containers	22,130	0.1%
Pharmaceuticals	1,136,181	3.1%
Pipelines	95,827	0.2%
Real Estate	8,106	NM
REIT	339,153	0.9%
Retail	916,525	2.6%
Savings & Loans	8,389	NM
Semiconductors	482,414	1.3%
Software	599,109	1.6%
Telecommunications	545,665	1.4%
Textiles	7,609	NM
Toys/Games/Hobbies	17,255	NM
Transportation	270,699	0.7%
Other**	21,651,156	58.1%
Total	$37,237,632	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 121

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$24,708,999
Securities, at value	15,586,476
Repurchase agreements, at value	13,862,000
Total Investment Securities, at value	29,448,476
Cash	47,193
Segregated cash balances with brokers	203,680
Dividends and interest receivable	18,335
Receivable for capital shares issued	10,669,888
Prepaid expenses	388
TOTAL ASSETS	40,387,960

LIABILITIES:
Payable for investments purchased	9,039
Payable for capital shares redeemed	3,045,394
Unrealized loss on swap agreements	16,195
Variation margin on futures contracts	3,250
Advisory fees payable	15,937
Management services fees payable	2,125
Administration fees payable	795
Administrative services fees payable	5,461
Distribution fees payable	7,323
Trustee fees payable	8
Transfer agency fees payable	1,303
Fund accounting fees payable	1,575
Compliance services fees payable	150
Other accrued expenses	41,773
TOTAL LIABILITIES	3,150,328
NET ASSETS	$37,237,632

NET ASSETS CONSIST OF:
Capital	$32,810,821
Accumulated net investment income (loss)	(47,770)
Accumulated net realized gains (losses) on investments	(294,529)
Net unrealized appreciation (depreciation) on investments	4,769,110
NET ASSETS	$37,237,632

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,478,071
Net Asset Value (offering and redemption price per share)	$15.03

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$161,617
Interest	673
Foreign tax withholding	(13)
TOTAL INVESTMENT INCOME	162,277

EXPENSES:
Advisory fees	94,404
Management services fees	12,587
Administration fees	6,363
Transfer agency fees	9,639
Administrative services fees	23,535
Distribution fees	31,468
Custody fees	33,990
Fund accounting fees	14,027
Trustee fees	416
Compliance services fees	172
Other fees	14,369
Total Gross Expenses before reductions	240,970
Expenses reduced and reimbursed by the Advisor	(29,506)
TOTAL NET EXPENSES	211,464
NET INVESTMENT INCOME (LOSS)	(49,187)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	867,696
Net realized gains (losses) on futures contracts	311,490
Net realized gains (losses) on swap agreements	1,389,999
Change in net unrealized appreciation/depreciation on investments	(276,102)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,293,083

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,243,896

See accompanying notes to financial statements.

122 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(49,187)	$(116,003)
Net realized gains (losses) on investments	2,569,185	11,201,500
Change in net unrealized appreciation/depreciation on investments	(276,102)	2,050,783
Change in net assets resulting from operations	2,243,896	13,136,280

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(10,596,009)	(2,264,733)
Change in net assets resulting from distributions	(10,596,009)	(2,264,733)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	498,982,146	873,381,949
Dividends reinvested	10,596,009	2,264,733
Value of shares redeemed	(499,745,321)	(870,011,350)
Change in net assets resulting from capital transactions	9,832,834	5,635,332
Change in net assets	1,480,721	16,506,879

NET ASSETS:
Beginning of period	35,756,911	19,250,032
End of period	$37,237,632	$35,756,911
Accumulated net investment income (loss)	$(47,770)	$1,417

SHARE TRANSACTIONS:
Issued	26,658,404	53,941,217
Reinvested	726,750	154,695
Redeemed	(26,728,610)	(53,708,391)
Change in shares	656,544	387,521

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraBull :: 123

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$19.63		$13.42	$10.41	$11.74	$9.61	$6.72

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.08)	(0.06)	(0.12)	(0.09)	(0.02)
Net realized and unrealized gains (losses) on investments	2.24		8.47	3.07	(0.31)	2.22	3.01
Total income (loss) from investment activities	2.20		8.39	3.01	(0.43)	2.13	2.99

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.10)
Net realized gains on investments	(6.80)		(2.18)	—	(0.84)	—	—
Return of capital	—		—	—	(0.06)	—	—
Total distributions	(6.80)		(2.18)	—	(0.90)	—	(0.10)

Net Asset Value, End of Period	$15.03		$19.63	$13.42	$10.41	$11.74	$9.61

Total Return	12.26	%(b)	68.05%	28.91%	(4.83)%	22.16%	44.64%

Ratios to Average Net Assets:
Gross expenses(c)	1.92%		1.79%	1.84%	1.68%	1.78%	1.78%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(c)	(0.39)%		(0.50)%	(0.45)%	(1.01)%	(0.94)%	(0.21)%

Supplemental Data:
Net assets, end of period (000’s)	$37,238		$35,757	$19,250	$26,716	$22,903	$27,373
Portfolio turnover rate(d)	1,180	%(b)	1,884%	1,571%	3%	1,329%	629%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

124 :: ProFund VP UltraMid-Cap :: Financial Statements

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	7%
Swap Agreements	144%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Equinix, Inc.	0.3%
Henry Schein, Inc.	0.3%
SL Green Realty Corp.	0.3%
Hanesbrands, Inc.	0.3%
United Rentals, Inc.	0.3%

S&P MidCap 400 — Composition

% of Index
Financial	22%
Industrial	19%
Consumer Non-cyclical	18%
Consumer Cyclical	12%
Technology	9%
Basic Materials	5%
Communications	5%
Energy	5%
Utilities	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (49.5%)

	Shares	Value
3D Systems Corp.* (Computers)	1,008	$60,278
Aaron’s, Inc. (Commercial Services)	720	25,661
Abercrombie & Fitch Co.—Class A (Retail)	720	31,140
ACI Worldwide, Inc.* (Software)	360	20,099
Acuity Brands, Inc. (Electrical Components & Equipment)	432	59,724
Acxiom Corp.* (Software)	792	17,178
ADTRAN, Inc. (Telecommunications)	576	12,995
Advance Auto Parts, Inc. (Retail)	720	97,142
Advanced Micro Devices, Inc.* (Semiconductors)	6,408	26,850
Advent Software, Inc. (Software)	432	14,070
Aecom Technology Corp.* (Engineering & Construction)	1,008	32,458
AGCO Corp. (Machinery-Diversified)	864	48,574
Alaska Air Group, Inc. (Airlines)	648	61,593
Albemarle Corp. (Chemicals)	792	56,628
Alexander & Baldwin, Inc. (Real Estate)	432	17,906
Alexandria Real Estate Equities, Inc. (REIT)	720	55,901
Align Technology, Inc.* (Healthcare-Products)	720	40,349
Alleghany Corp.* (Insurance)	144	63,089
Alliant Energy Corp. (Electric)	1,080	65,729
Alliant Techsystems, Inc. (Aerospace/Defense)	288	38,569
Allscripts Healthcare Solutions, Inc.* (Software)	1,584	25,423
AMC Networks, Inc.*—Class A (Media)	576	35,418
American Campus Communities, Inc. (REIT)	1,008	38,546
American Eagle Outfitters, Inc. (Retail)	1,656	18,580
American Financial Group, Inc. (Insurance)	720	42,883
ANN, Inc.* (Retail)	432	17,772
ANSYS, Inc.* (Software)	936	70,969
AOL, Inc.* (Internet)	792	31,514
Apollo Group, Inc.*—Class A (Commercial Services)	1,008	31,500
AptarGroup, Inc. (Miscellaneous Manufacturing)	648	43,422
Aqua America, Inc. (Water)	1,728	45,308
ARRIS Group, Inc.* (Telecommunications)	1,152	37,475
Arrow Electronics, Inc.* (Distribution/Wholesale)	1,008	60,893
Arthur J. Gallagher & Co. (Insurance)	1,584	73,815
Ascena Retail Group, Inc.* (Retail)	1,296	22,162
Ashland, Inc. (Chemicals)	720	78,294
Aspen Insurance Holdings, Ltd. (Insurance)	648	29,432
Associated Banc-Corp. (Banks)	1,584	28,639
Astoria Financial Corp. (Savings & Loans)	864	11,621
Atmel Corp.* (Semiconductors)	4,176	39,129
Atmos Energy Corp. (Gas)	1,008	53,827
Atwood Oceanics, Inc.* (Oil & Gas)	576	30,228
Avnet, Inc. (Electronics)	1,368	60,616
Bally Technologies, Inc.* (Entertainment)	360	23,659
BancorpSouth, Inc. (Banks)	864	21,228
Bank of Hawaii Corp. (Banks)	432	25,354
BE Aerospace, Inc.* (Aerospace/Defense)	1,008	93,230
Belden, Inc. (Electrical Components & Equipment)	432	33,765
Big Lots, Inc.* (Retail)	576	26,323
Bill Barrett Corp.* (Oil & Gas)	504	13,497
BioMed Realty Trust, Inc. (REIT)	1,872	40,866
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	216	25,857
Black Hills Corp. (Electric)	432	26,520
Brinker International, Inc. (Retail)	648	31,525
Broadridge Financial Solutions, Inc. (Software)	1,224	50,967
Brown & Brown, Inc. (Insurance)	1,152	35,378
Brunswick Corp. (Leisure Time)	936	39,434
Cabela’s, Inc.* (Retail)	432	26,957
Cabot Corp. (Chemicals)	576	33,402
Cadence Design Systems, Inc.* (Computers)	2,880	50,371
Camden Property Trust (REIT)	864	61,474
CARBO Ceramics, Inc. (Oil & Gas Services)	216	33,290
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	648	56,130
Carpenter Technology Corp. (Iron/Steel)	504	31,878
Carter’s, Inc. (Apparel)	504	34,741
Cathay Bancorp, Inc. (Banks)	720	18,403
CBOE Holdings, Inc. (Diversified Financial Services)	864	42,517
Charles River Laboratories International, Inc.* (Biotechnology)	504	26,974

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 125

Common Stocks, continued

	Shares	Value
Chico’s FAS, Inc. (Retail)	1,512	$25,644
Church & Dwight, Inc. (Household Products/Wares)	1,368	95,692
Ciena Corp.* (Telecommunications)	1,008	21,833
Cinemark Holdings, Inc. (Entertainment)	1,008	35,643
City National Corp. (Banks)	504	38,183
Civeo Corp.* (Commercial Services)	1,080	27,032
Clarcor, Inc. (Miscellaneous Manufacturing)	504	31,172
Clean Harbors, Inc.* (Environmental Control)	576	37,008
Cleco Corp. (Electric)	576	33,955
Cliffs Natural Resources, Inc. (Iron/Steel)	1,512	22,756
Commerce Bancshares, Inc. (Banks)	792	36,828
Commercial Metals Co. (Iron/Steel)	1,152	19,941
Community Health Systems, Inc.* (Healthcare-Services)	1,152	52,266
CommVault Systems, Inc.* (Software)	432	21,241
Compass Minerals International, Inc. (Mining)	360	34,466
Compuware Corp. (Software)	2,160	21,578
Concur Technologies, Inc.* (Software)	504	47,043
Convergys Corp. (Commercial Services)	1,008	21,612
Conversant, Inc.* (Internet)	648	16,459
Con-way, Inc. (Transportation)	576	29,036
Copart, Inc.* (Retail)	1,080	38,837
CoreLogic, Inc.* (Commercial Services)	936	28,417
Corporate Office Properties Trust (REIT)	864	24,028
Corrections Corp. of America (REIT)	1,152	37,843
Covance, Inc.* (Healthcare-Services)	576	49,294
Crane Co. (Miscellaneous Manufacturing)	504	37,477
Cree, Inc.* (Semiconductors)	1,224	61,139
CST Brands, Inc. (Retail)	720	24,840
Cubist Pharmaceuticals, Inc.* (Biotechnology)	720	50,271
Cullen/Frost Bankers, Inc. (Banks)	504	40,028
Cypress Semiconductor Corp. (Semiconductors)	1,440	15,710
Cytec Industries, Inc. (Chemicals)	360	37,951
Dean Foods Co. (Food)	936	16,464
Deckers Outdoor Corp.* (Apparel)	360	31,079
Deluxe Corp. (Commercial Services)	504	29,524
DeVry, Inc. (Commercial Services)	576	24,388
Dick’s Sporting Goods, Inc. (Retail)	1,008	46,932
Diebold, Inc. (Computers)	648	26,030
Domino’s Pizza, Inc. (Retail)	576	42,100
Domtar Corp. (Forest Products & Paper)	648	27,767
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,296	54,847
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	720	16,747
Dresser-Rand Group, Inc.* (Oil & Gas Services)	720	45,886
Dril-Quip, Inc.* (Oil & Gas Services)	432	47,192
DST Systems, Inc. (Computers)	360	33,181
Duke Realty Corp. (REIT)	3,240	58,838
Eagle Materials, Inc. (Building Materials)	504	47,517
East West Bancorp, Inc. (Banks)	1,440	50,386
Eaton Vance Corp. (Diversified Financial Services)	1,224	46,255
Endo International PLC* (Pharmaceuticals)	1,368	95,787
Energen Corp. (Oil & Gas)	720	63,994
Energizer Holdings, Inc. (Electrical Components & Equipment)	576	70,289
Equinix, Inc.* (Internet)	504	105,886
Equity One, Inc. (REIT)	648	15,286
Esterline Technologies Corp.* (Aerospace/Defense)	288	33,155
Everest Re Group, Ltd. (Insurance)	432	69,333
Exelis, Inc. (Aerospace/Defense)	1,872	31,787
Extra Space Storage, Inc. (REIT)	1,080	57,510
FactSet Research Systems, Inc. (Media)	360	43,301
Fair Isaac Corp. (Software)	360	22,954
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,224	19,094
Federal Realty Investment Trust (REIT)	648	78,356
Federated Investors, Inc.—Class B (Diversified Financial Services)	936	28,941
FEI Co. (Electronics)	432	39,195
First American Financial Corp. (Insurance)	1,080	30,013
First Horizon National Corp. (Banks)	2,304	27,325
First Niagara Financial Group, Inc. (Savings & Loans)	3,528	30,835
FirstMerit Corp. (Banks)	1,656	32,706
Flowers Foods, Inc. (Food)	1,728	36,426
Foot Locker, Inc. (Retail)	1,440	73,037
Fortinet, Inc.* (Telecommunications)	1,368	34,378
Fortune Brands Home & Security, Inc. (Building Materials)	1,656	66,124
FTI Consulting, Inc.* (Commercial Services)	432	16,338
Fulton Financial Corp. (Banks)	1,872	23,194
Gartner Group, Inc.* (Commercial Services)	864	60,929
GATX Corp. (Trucking & Leasing)	432	28,918
Genesee & Wyoming, Inc.*—Class A (Transportation)	504	52,920
Gentex Corp. (Electronics)	1,440	41,890
Global Payments, Inc. (Commercial Services)	720	52,452
Graco, Inc. (Machinery-Diversified)	576	44,974
Granite Construction, Inc. (Engineering & Construction)	360	12,953
Great Plains Energy, Inc. (Electric)	1,512	40,627
Greif, Inc.—Class A (Packaging & Containers)	288	15,713
GUESS?, Inc. (Retail)	576	15,552
Gulfport Energy Corp.* (Oil & Gas)	864	54,259
Hancock Holding Co. (Banks)	792	27,973
Hanesbrands, Inc. (Apparel)	1,008	99,227
Hanover Insurance Group, Inc. (Insurance)	432	27,281
Harsco Corp. (Miscellaneous Manufacturing)	792	21,091
Hawaiian Electric Industries, Inc. (Electric)	1,008	25,523
HCC Insurance Holdings, Inc. (Insurance)	1,008	49,332
Health Net, Inc.* (Healthcare-Services)	792	32,900
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	936	24,626
Henry Schein, Inc.* (Healthcare-Products)	864	102,532
Herman Miller, Inc. (Office Furnishings)	576	17,418
Highwoods Properties, Inc. (REIT)	864	36,245
Hill-Rom Holdings, Inc. (Healthcare-Products)	576	23,910
Hillshire Brands Co. (Food)	1,224	76,255
HMS Holdings Corp.* (Commercial Services)	864	17,634
HNI Corp. (Office Furnishings)	432	16,896
HollyFrontier Corp. (Oil & Gas)	1,944	84,933
Hologic, Inc.* (Healthcare-Products)	2,736	69,358
Home Properties, Inc. (REIT)	576	36,841
Hospitality Properties Trust (REIT)	1,512	45,965
HSN, Inc. (Retail)	360	21,326
Hubbell, Inc.—Class B (Electrical Components & Equipment)	504	62,068
Huntington Ingalls Industries, Inc. (Shipbuilding)	504	47,673
IDACORP, Inc. (Electric)	504	29,146
IDEX Corp. (Machinery-Diversified)	792	63,946
IDEXX Laboratories, Inc.* (Healthcare-Products)	504	67,319
Informatica Corp.* (Software)	1,080	38,502
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	1,512	44,166
Ingredion, Inc. (Food)	720	54,029

See accompanying notes to financial statements.

126 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Integrated Device Technology, Inc.* (Semiconductors)	1,368	$21,149
InterDigital, Inc. (Telecommunications)	432	20,650
International Bancshares Corp. (Banks)	576	15,552
International Game Technology (Entertainment)	2,448	38,948
International Rectifier Corp.* (Semiconductors)	720	20,088
International Speedway Corp.—Class A (Entertainment)	288	9,585
Intersil Corp.—Class A (Semiconductors)	1,296	19,375
Itron, Inc.* (Electronics)	360	14,598
ITT Corp. (Miscellaneous Manufacturing)	936	45,022
J.B. Hunt Transport Services, Inc. (Transportation)	936	69,058
J.C. Penney Co., Inc.* (Retail)	3,024	27,367
Jack Henry & Associates, Inc. (Computers)	864	51,348
Janus Capital Group, Inc. (Diversified Financial Services)	1,512	18,870
Jarden Corp.* (Household Products/Wares)	1,152	68,371
JDS Uniphase Corp.* (Telecommunications)	2,304	28,730
JetBlue Airways Corp.* (Airlines)	2,232	24,217
John Wiley & Sons, Inc. (Media)	432	26,175
Jones Lang LaSalle, Inc. (Real Estate)	432	54,600
Kate Spade & Co.* (Retail)	1,224	46,683
KB Home (Home Builders)	864	16,140
KBR, Inc. (Engineering & Construction)	1,440	34,343
Kemper Corp. (Insurance)	504	18,577
Kennametal, Inc. (Hand/Machine Tools)	792	36,654
Kilroy Realty Corp. (REIT)	792	49,326
Kirby Corp.* (Transportation)	576	67,473
Knowles Corp.* (Telecommunications)	864	26,559
Lamar Advertising Co.—Class A (Advertising)	648	34,344
Lancaster Colony Corp. (Food)	216	20,555
Landstar System, Inc. (Transportation)	432	27,648
LaSalle Hotel Properties (REIT)	1,008	35,572
Leidos Holdings, Inc. (Commercial Services)	648	24,844
Lennox International, Inc. (Building Materials)	432	38,694
Lexmark International, Inc.—Class A (Computers)	648	31,208
Liberty Property Trust (REIT)	1,440	54,619
Life Time Fitness, Inc.* (Leisure Time)	360	17,546
LifePoint Hospitals, Inc.* (Healthcare-Services)	432	26,827
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	792	55,345
Live Nation, Inc.* (Commercial Services)	1,440	35,553
LKQ Corp.* (Distribution/Wholesale)	2,952	78,789
Louisiana-Pacific Corp.* (Building Materials)	1,368	20,547
M.D.C. Holdings, Inc. (Home Builders)	360	10,904
Mack-Cali Realty Corp. (REIT)	864	18,559
Mallinckrodt PLC* (Pharmaceuticals)	576	46,092
Manpower, Inc. (Commercial Services)	792	67,201
Martin Marietta Materials (Building Materials)	432	57,046
MDU Resources Group, Inc. (Electric)	1,872	65,707
Mednax, Inc.* (Healthcare-Services)	1,008	58,615
Mentor Graphics Corp. (Computers)	936	20,190
Mercury General Corp. (Insurance)	360	16,934
Meredith Corp. (Media)	360	17,410
Mettler Toledo International, Inc.* (Electronics)	288	72,916
Micros Systems, Inc.* (Computers)	720	48,888
Mid-America Apartment Communities, Inc. (REIT)	720	52,596
Minerals Technologies, Inc. (Chemicals)	360	23,609
MSA Safety, Inc. (Machinery-Construction & Mining)	288	16,554
MSC Industrial Direct Co.—Class A (Retail)	432	41,316
MSCI, Inc.*—Class A (Software)	1,152	52,819
Murphy USA, Inc.* (Oil & Gas)	432	21,120
National Fuel Gas Co. (Gas)	864	67,652
National Instruments Corp. (Electronics)	936	30,317
National Retail Properties, Inc. (REIT)	1,224	45,521
NCR Corp.* (Computers)	1,656	58,109
NeuStar, Inc.*—Class A (Telecommunications)	576	14,988
New York Community Bancorp (Savings & Loans)	4,392	70,184
NewMarket Corp. (Chemicals)	144	56,464
Nordson Corp. (Machinery-Diversified)	576	46,189
NOW, Inc.* (Oil & Gas Services)	1,080	39,107
NVR, Inc.* (Home Builders)	72	82,843
Oceaneering International, Inc. (Oil & Gas Services)	1,080	84,379
Office Depot, Inc.* (Retail)	4,824	27,449
OGE Energy Corp. (Electric)	1,944	75,973
Oil States International, Inc.* (Oil & Gas Services)	504	32,301
Old Dominion Freight Line, Inc.* (Transportation)	720	45,850
Old Republic International Corp. (Insurance)	2,376	39,299
Olin Corp. (Chemicals)	792	21,321
OMEGA Healthcare Investors, Inc. (REIT)	1,224	45,117
Omnicare, Inc. (Pharmaceuticals)	1,008	67,103
ONE Gas, Inc. (Gas)	504	19,026
Oshkosh Truck Corp. (Auto Manufacturers)	864	47,978
Owens & Minor, Inc. (Distribution/Wholesale)	648	22,019
Packaging Corp. of America (Packaging & Containers)	936	66,915
PacWest Bancorp (Banks)	936	40,407
Panera Bread Co.*—Class A (Retail)	288	43,151
Patterson-UTI Energy, Inc. (Oil & Gas)	1,440	50,314
Plantronics, Inc. (Telecommunications)	432	20,758
PNM Resources, Inc. (Electric)	792	23,229
Polaris Industries, Inc. (Leisure Time)	648	84,396
Polycom, Inc.* (Telecommunications)	1,368	17,141
PolyOne Corp. (Chemicals)	936	39,443
Post Holdings, Inc.* (Food)	432	21,993
Potlatch Corp. (REIT)	432	17,885
Primerica, Inc. (Insurance)	504	24,117
Prosperity Bancshares, Inc. (Banks)	576	36,058
Protective Life Corp. (Insurance)	792	54,909
PTC, Inc.* (Software)	1,152	44,698
Questar Corp. (Gas)	1,728	42,854
R.R. Donnelley & Sons Co. (Commercial Services)	1,944	32,970
Rackspace Hosting, Inc.* (Internet)	1,152	38,776
Raymond James Financial Corp. (Diversified Financial Services)	1,224	62,093
Rayonier Advanced Materials, Inc.* (Chemicals)	432	16,740
Rayonier, Inc. (REIT)	1,224	43,513
Realty Income Corp. (REIT)	2,160	95,947
Regal-Beloit Corp. (Hand/Machine Tools)	432	33,938
Regency Centers Corp. (REIT)	936	52,116
Reinsurance Group of America, Inc. (Insurance)	648	51,127
Reliance Steel & Aluminum Co. (Iron/Steel)	792	58,378
RenaissanceRe Holdings (Insurance)	432	46,224
Rent-A-Center, Inc. (Commercial Services)	504	14,455
ResMed, Inc. (Healthcare-Products)	1,368	69,262
RF Micro Devices, Inc.* (Telecommunications)	2,808	26,928
Riverbed Technology, Inc.* (Computers)	1,584	32,678
Rock-Tenn Co.—Class A (Packaging & Containers)	720	76,025
Rollins, Inc. (Commercial Services)	648	19,440
Rosetta Resources, Inc.* (Oil & Gas)	576	31,594

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 127

Common Stocks, continued

	Shares	Value
Rovi Corp.* (Semiconductors)	936	$22,427
Royal Gold, Inc. (Mining)	648	49,326
RPM, Inc. (Chemicals)	1,296	59,849
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	648	79,930
Science Applications International Corp. (Computers)	432	19,077
SEI Investments Co. (Commercial Services)	1,368	44,829
Semtech Corp.* (Semiconductors)	648	16,945
Senior Housing Properties Trust (REIT)	2,016	48,969
Sensient Technologies Corp. (Chemicals)	504	28,083
Service Corp. International (Commercial Services)	2,088	43,262
Signature Bank* (Banks)	504	63,594
Signet Jewelers, Ltd. (Retail)	792	87,587
Silgan Holdings, Inc. (Packaging & Containers)	432	21,954
Silicon Laboratories, Inc.* (Semiconductors)	360	17,730
Sirona Dental Systems, Inc.* (Healthcare-Products)	576	47,497
Skyworks Solutions, Inc. (Semiconductors)	1,872	87,910
SL Green Realty Corp. (REIT)	936	102,408
SLM Corp. (Diversified Financial Services)	4,176	34,703
SM Energy Co. (Oil & Gas)	648	54,497
Smith Corp. (Miscellaneous Manufacturing)	720	35,698
Solarwinds, Inc.* (Software)	648	25,052
Solera Holdings, Inc. (Software)	648	43,513
Sonoco Products Co. (Packaging & Containers)	1,008	44,281
Sotheby’s—Class A (Commercial Services)	648	27,210
SPX Corp. (Miscellaneous Manufacturing)	432	46,747
StanCorp Financial Group, Inc. (Insurance)	432	27,648
Steel Dynamics, Inc. (Iron/Steel)	2,232	40,064
STERIS Corp. (Healthcare-Products)	576	30,804
SunEdison, Inc.* (Semiconductors)	2,448	55,325
Superior Energy Services, Inc. (Oil & Gas Services)	1,512	54,644
SUPERVALU, Inc.* (Food)	1,944	15,980
SVB Financial Group* (Banks)	504	58,776
Synopsys, Inc.* (Computers)	1,512	58,695
Synovus Financial Corp. (Banks)	1,368	33,352
Taubman Centers, Inc. (REIT)	648	49,125
TCF Financial Corp. (Banks)	1,656	27,109
Tech Data Corp.* (Electronics)	360	22,507
Techne Corp. (Healthcare-Products)	360	33,325
Teleflex, Inc. (Healthcare-Products)	432	45,619
Telephone & Data Systems, Inc. (Telecommunications)	1,008	26,319
Tempur-Pedic International, Inc.* (Home Furnishings)	576	34,387
Teradyne, Inc. (Semiconductors)	1,944	38,102
Terex Corp. (Machinery-Construction & Mining)	1,080	44,388
The Cheesecake Factory, Inc. (Retail)	432	20,053
The Cooper Cos., Inc. (Healthcare-Products)	504	68,307
The Corporate Executive Board Co. (Commercial Services)	360	24,559
The Hain Celestial Group, Inc.* (Food)	504	44,724
The New York Times Co.—Class A (Media)	1,224	18,617
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	432	24,564
The Timken Co. (Metal Fabricate/Hardware)	792	53,729
The Valspar Corp. (Chemicals)	792	60,342
The Wendy’s Co. (Retail)	2,592	22,110
Thor Industries, Inc. (Home Builders)	432	24,568
Thoratec Corp.* (Healthcare-Products)	576	20,079
Tibco Software, Inc.* (Internet)	1,512	30,497
Tidewater, Inc. (Transportation)	504	28,300
Time, Inc.* (Media)	1,080	26,158
Toll Brothers, Inc.* (Home Builders)	1,584	58,450
Tootsie Roll Industries, Inc. (Food)	216	6,359
Towers Watson & Co.—Class A (Commercial Services)	648	67,542
Trimble Navigation, Ltd.* (Electronics)	2,592	95,775
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,512	66,104
Triumph Group, Inc. (Aerospace/Defense)	504	35,189
Trustmark Corp. (Banks)	648	15,999
Tupperware Corp. (Household Products/Wares)	504	42,185
tw telecom, Inc.* (Telecommunications)	1,368	55,144
UDR, Inc. (REIT)	2,448	70,086
UGI Corp. (Gas)	1,152	58,176
Umpqua Holdings Corp. (Banks)	1,656	29,676
Unit Corp.* (Oil & Gas)	432	29,735
United Natural Foods, Inc.* (Food)	504	32,810
United Rentals, Inc.* (Commercial Services)	936	98,028
United Therapeutics Corp.* (Biotechnology)	432	38,228
Universal Corp. (Agriculture)	216	11,956
Universal Health Services, Inc.—Class B (Healthcare-Services)	864	82,737
URS Corp. (Engineering & Construction)	648	29,711
Valley National Bancorp (Banks)	1,944	19,265
Valmont Industries, Inc. (Metal Fabricate/Hardware)	288	43,762
VCA Antech, Inc.* (Pharmaceuticals)	864	30,318
Vectren Corp. (Gas)	792	33,660
VeriFone Systems, Inc.* (Computers)	1,080	39,690
Vishay Intertechnology, Inc. (Electronics)	1,368	21,190
W.R. Berkley Corp. (Insurance)	1,008	46,680
Wabtec Corp. (Machinery-Diversified)	936	77,305
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	864	54,078
Washington Federal, Inc. (Savings & Loans)	1,008	22,609
Washington Prime Group, Inc.* (REIT)	1,512	28,335
Waste Connections, Inc. (Environmental Control)	1,224	59,425
Watsco, Inc. (Distribution/Wholesale)	288	29,595
Webster Financial Corp. (Banks)	864	27,251
Weingarten Realty Investors (REIT)	1,080	35,467
WellCare Health Plans, Inc.* (Healthcare-Services)	432	32,253
Werner Enterprises, Inc. (Transportation)	432	11,452
Westamerica Bancorp (Banks)	288	15,057
Westar Energy, Inc. (Electric)	1,296	49,494
WEX, Inc.* (Commercial Services)	360	37,789
WGL Holdings, Inc. (Gas)	504	21,722
Whitewave Foods Co.* (Food)	1,728	55,935
Williams-Sonoma, Inc. (Retail)	864	62,018
Woodward, Inc. (Electronics)	576	28,904
World Fuel Services Corp. (Retail)	720	35,446
Worthington Industries, Inc. (Metal Fabricate/Hardware)	504	21,692
WPX Energy, Inc.* (Oil & Gas)	2,016	48,203
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	504	41,489
TOTAL COMMON STOCKS (Cost $8,763,630)		16,087,555

See accompanying notes to financial statements.

128 :: ProFund VP UltraMid-Cap :: Financial Statements

Repurchase Agreements(a)(b) (48.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $15,784,012	$15,784,000	$15,784,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,784,000)		15,784,000
TOTAL INVESTMENT SECURITIES (Cost $24,547,630)—98.1%		31,871,555
Net other assets (liabilities)—1.9%		615,425
NET ASSETS—100.0%		$32,486,980

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $6,310,000.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 9/22/14 (Underlying notional amount at value $2,289,440)	16	$45,332

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	0.52%	7/28/14	$6,581,990	$29,539
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	0.27%	7/28/14	6,549,902	27,766
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	0.42%	7/28/14	23,571,069	101,733
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	0.42%	7/28/14	9,956,597	42,084
				$201,122

^	Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Advertising	$34,344	0.1%
Aerospace/Defense	231,930	0.7%
Agriculture	11,956	NM
Airlines	85,810	0.3%
Apparel	165,047	0.5%
Auto Manufacturers	47,978	0.1%
Banks	752,343	2.3%
Biotechnology	141,330	0.4%
Building Materials	229,928	0.7%
Chemicals	512,126	1.6%
Commercial Services	873,169	2.8%
Computers	529,743	1.8%
Distribution/Wholesale	235,462	0.7%
Diversified Financial Services	287,457	0.9%
Electric	435,903	1.3%
Electrical Components & Equipment	225,846	0.7%
Electronics	427,908	1.3%
Engineering & Construction	109,465	0.3%
Entertainment	124,582	0.4%
Environmental Control	96,433	0.3%
Food	381,530	1.2%
Forest Products & Paper	27,767	0.1%
Gas	296,917	1.0%
Hand/Machine Tools	125,937	0.4%
Healthcare-Products	618,361	1.9%
Healthcare-Services	334,892	1.0%
Home Builders	192,905	0.6%
Home Furnishings	34,387	0.1%
Household Products/Wares	230,812	0.7%
Insurance	746,071	2.3%
Internet	223,132	0.7%
Iron/Steel	173,017	0.5%
Leisure Time	141,376	0.4%
Machinery-Construction & Mining	60,942	0.2%
Machinery-Diversified	322,477	1.0%
Media	167,079	0.5%
Metal Fabricate/Hardware	119,183	0.4%
Mining	83,792	0.3%
Miscellaneous Manufacturing	437,710	1.4%
Office Furnishings	34,314	0.1%
Oil & Gas	482,374	1.4%
Oil & Gas Services	361,425	1.1%
Packaging & Containers	224,888	0.7%
Pharmaceuticals	319,230	0.9%
Real Estate	72,506	0.3%
REIT	1,432,860	4.3%
Retail	973,049	3.0%
Savings & Loans	135,249	0.4%
Semiconductors	460,973	1.4%
Shipbuilding	47,673	0.1%
Software	516,106	1.6%
Telecommunications	343,898	1.1%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 129

	Value	% of Net Assets
Transportation	$331,737	1.0%
Trucking & Leasing	28,918	0.1%
Water	45,308	0.1%
Other**	16,399,425	50.5%
Total	$32,486,980	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

130 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$24,547,630
Securities, at value	16,087,555
Repurchase agreements, at value	15,784,000
Total Investment Securities, at value	31,871,555
Cash	43,767
Segregated cash balances with brokers	82,160
Dividends and interest receivable	12,959
Unrealized gain on swap agreements	201,122
Receivable for capital shares issued	1,674,016
Receivable for investments sold	222,094
Variation margin on futures contracts	11,520
Prepaid expenses	372
TOTAL ASSETS	34,119,565

LIABILITIES:
Payable for investments purchased	70,232
Payable for capital shares redeemed	1,505,523
Advisory fees payable	15,043
Management services fees payable	2,006
Administration fees payable	790
Administrative services fees payable	7,789
Distribution fees payable	6,082
Trustee fees payable	8
Transfer agency fees payable	1,293
Fund accounting fees payable	1,564
Compliance services fees payable	143
Other accrued expenses	22,112
TOTAL LIABILITIES	1,632,585
NET ASSETS	$32,486,980

NET ASSETS CONSIST OF:
Capital	$24,997,257
Accumulated net investment income (loss)	(97,608)
Accumulated net realized gains (losses) on investments	16,952
Net unrealized appreciation (depreciation) on investments	7,570,379
NET ASSETS	$32,486,980

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	535,413
Net Asset Value (offering and redemption price per share)	$60.68

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$116,017
Interest	671
TOTAL INVESTMENT INCOME	116,688

EXPENSES:
Advisory fees	95,525
Management services fees	12,737
Administration fees	5,252
Transfer agency fees	7,972
Administrative services fees	38,911
Distribution fees	31,841
Custody fees	7,695
Fund accounting fees	11,133
Trustee fees	351
Compliance services fees	118
Other fees	12,996
Total Gross Expenses before reductions	224,531
Expenses reduced and reimbursed by the Advisor	(10,554)
TOTAL NET EXPENSES	213,977
NET INVESTMENT INCOME (LOSS)	(97,289)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,321,457
Net realized gains (losses) on futures contracts	230,819
Net realized gains (losses) on swap agreements	1,478,808
Change in net unrealized appreciation/depreciation on investments	(308,564)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,722,520

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,625,231

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 131

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(97,289)	$(185,642)
Net realized gains (losses) on investments	3,031,084	9,188,061
Change in net unrealized appreciation/depreciation on investments	(308,564)	2,511,695
Change in net assets resulting from operations	2,625,231	11,514,114

CAPITAL TRANSACTIONS:
Proceeds from shares issued	175,668,458	229,779,258
Value of shares redeemed	(172,523,423)	(237,450,119)
Change in net assets resulting from capital transactions	3,145,035	(7,670,861)
Change in net assets	5,770,266	3,843,253

NET ASSETS:
Beginning of period	26,716,714	22,873,461
End of period	$32,486,980	$26,716,714
Accumulated net investment income (loss)	$(97,608)	$(319)

SHARE TRANSACTIONS:
Issued	3,199,730	5,399,933
Redeemed	(3,162,400)	(5,629,289)
Change in shares	37,330	(229,356)

See accompanying notes to financial statements.

132 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$53.64		$31.44	$23.72	$27.48	$18.36	$11.08

Investment Activities:
Net investment income (loss)(a)	(0.21)		(0.34)	(0.21)	(0.24)	(0.18)	(0.09)
Net realized and unrealized gains (losses) on investments	7.25		22.54	7.93	(3.52)	9.30	7.38
Total income (loss) from investment activities	7.04		22.20	7.72	(3.76)	9.12	7.29

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.01)

Net Asset Value, End of Period	$60.68		$53.64	$31.44	$23.72	$27.48	$18.36

Total Return	13.12	%(b)	70.61%	32.49%	(13.65)%	49.67%	65.79%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.76%	1.84%	1.81%	1.78%	1.84%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	(0.76)%		(0.80)%	(0.75)%	(0.87)%	(0.83)%	(0.66)%

Supplemental Data:
Net assets, end of period (000’s)	$32,487		$26,717	$22,873	$16,625	$42,374	$30,458
Portfolio turnover rate(d)	61	%(b)	38%	67%	13%	219%	283%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 133

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	12%
Swap Agreements	138%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
InterMune, Inc.	0.1%
Prosperity Bancshares Inc.	0.1%
The Ultimate Software Group, Inc.	0.1%
Aspen Technology, Inc.	0.1%
FEI Co.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer Non-cyclical	20%
Industrial	14%
Consumer Cyclical	13%
Technology	10%
Communications	7%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (50.2%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet)	560	$3,248
1st United Bancorp, Inc. (Banks)	480	4,138
22nd Century Group, Inc.* (Agriculture)	960	2,947
8x8, Inc.* (Telecommunications)	1,120	9,050
AAON, Inc. (Building Materials)	320	10,726
AAR Corp. (Aerospace/Defense)	480	13,229
Abaxis, Inc. (Healthcare-Products)	240	10,634
ABIOMED, Inc.* (Healthcare-Products)	480	12,067
ABM Industries, Inc. (Commercial Services)	640	17,267
Abraxas Petroleum Corp.* (Oil & Gas)	1,120	7,011
Acacia Research Corp. (Commercial Services)	640	11,360
Acadia Healthcare Co., Inc.* (Healthcare-Services)	400	18,200
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	880	19,880
Acadia Realty Trust (REIT)	640	17,978
Accelerate Diagnostics, Inc.* (Healthcare-Products)	320	8,320
Acco Brands Corp.* (Household Products/Wares)	1,440	9,230
Accuray, Inc.* (Healthcare-Products)	960	8,448
Accuride Corp.* (Auto Parts & Equipment)	800	3,912
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	400	4,100
Aceto Corp. (Chemicals)	400	7,256
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,200	9,084
ACI Worldwide, Inc.* (Software)	400	22,332
Acorda Therapeutics, Inc.* (Biotechnology)	480	16,181
Actuant Corp.—Class A (Miscellaneous Manufacturing)	800	27,657
Actuate Corp.* (Software)	880	4,198
Acxiom Corp.* (Software)	880	19,087
ADTRAN, Inc. (Telecommunications)	640	14,438
Advanced Emissions Solutions, Inc.* (Environmental Control)	320	7,338
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	480	9,240
Advent Software, Inc. (Software)	560	18,239
Advisory Board Co.* (Commercial Services)	400	20,720
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	320	10,269
Aegion Corp.* (Engineering & Construction)	480	11,169
Aeropostale, Inc.* (Retail)	1,360	4,746
Affymetrix, Inc.* (Healthcare-Products)	960	8,554
AG Mortgage Investment Trust, Inc. (REIT)	400	7,572
Agenus, Inc.* (Biotechnology)	1,120	3,606
Air Methods Corp.* (Healthcare-Services)	400	20,660
Air Transport Services Group, Inc.* (Transportation)	720	6,026
Aircastle, Ltd. (Diversified Financial Services)	720	12,794
AK Steel Holding Corp.* (Iron/Steel)	1,600	12,736
Akorn, Inc.* (Pharmaceuticals)	720	23,941
Albany International Corp.—Class A (Machinery-Diversified)	320	12,147
Albany Molecular Research, Inc.* (Commercial Services)	320	6,438
Alexander & Baldwin, Inc. (Real Estate)	560	23,212
Alimera Sciences, Inc.* (Pharmaceuticals)	560	3,349
ALLETE, Inc. (Electric)	480	24,648
Alliance One International, Inc.* (Agriculture)	1,600	4,000
Allied Nevada Gold Corp.* (Mining)	1,520	5,715
ALON USA Energy, Inc. (Oil & Gas)	400	4,976
Alpha & Omega Semiconductor LT* (Semiconductors)	400	3,708
Alpha Natural Resources, Inc.* (Coal)	2,720	10,091
Altisource Residential Corp. (Real Estate)	640	16,659
Altra Holdings, Inc. (Machinery-Diversified)	320	11,645
AMAG Pharmaceuticals, Inc.* (Biotechnology)	320	6,630
Ambac Financial Group, Inc.* (Insurance)	480	13,109
Ambarella, Inc.* (Semiconductors)	320	9,978
AMC Entertainment Holdings, Inc.—Class A (Entertainment)	320	7,958
Amedisys, Inc.* (Healthcare-Services)	400	6,696
American Assets Trust, Inc. (REIT)	400	13,820
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	800	15,112
American Capital Mortgage Investment Corp. (REIT)	640	12,813

See accompanying notes to financial statements.

134 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
American Eagle Energy Corp.* (Oil & Gas)	640	$3,834
American Eagle Outfitters, Inc. (Retail)	2,080	23,338
American Equity Investment Life Holding Co. (Insurance)	800	19,680
American Realty Capital Healthcare Trust (REIT)	1,840	20,038
American Residential Properties, Inc.* (REIT)	400	7,500
American Software, Inc.—Class A (Software)	400	3,952
American States Water Co. (Water)	480	15,950
American Vanguard Corp. (Chemicals)	400	5,288
Ameris Bancorp* (Banks)	320	6,899
Amkor Technology, Inc.* (Semiconductors)	1,040	11,627
AMN Healthcare Services, Inc.* (Commercial Services)	640	7,872
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	640	5,344
AmSurg Corp.* (Healthcare-Services)	400	18,228
AmTrust Financial Services, Inc. (Insurance)	320	13,379
Amyris, Inc.* (Energy-Alternate Sources)	720	2,686
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	400	7,092
Angie’s List, Inc.* (Internet)	560	6,686
AngioDynamics, Inc.* (Healthcare-Products)	400	6,532
Anixter International, Inc. (Telecommunications)	320	32,023
ANN, Inc.* (Retail)	480	19,747
Antares Pharma, Inc.* (Pharmaceuticals)	1,840	4,913
Anworth Mortgage Asset Corp. (REIT)	1,600	8,256
Apogee Enterprises, Inc. (Building Materials)	320	11,155
Apollo Commercial Real Estate Finance, Inc. (REIT)	560	9,234
Apollo Residential Mortgage, Inc. (REIT)	400	6,688
Applied Industrial Technologies, Inc. (Machinery-Diversified)	480	24,350
Applied Micro Circuits Corp.* (Semiconductors)	960	10,378
Approach Resources, Inc.* (Oil & Gas)	480	10,910
Aratana Therapeutics, Inc.* (Pharmaceuticals)	400	6,244
ARC Document Solutions, Inc.* (Commercial Services)	720	4,219
ArcBest Corp. (Transportation)	320	13,923
Arch Coal, Inc. (Coal)	2,640	9,636
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,480	14,533
Ares Commercial Real Estate Corp. (REIT)	400	4,964
Argo Group International Holdings, Ltd. (Insurance)	320	16,355
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,920	12,230
ARMOUR Residential REIT, Inc. (REIT)	4,000	17,320
Array BioPharma, Inc.* (Pharmaceuticals)	1,680	7,661
Arrowhead Research Corp.* (Commercial Services)	640	9,158
Aruba Networks, Inc.* (Telecommunications)	1,200	21,024
Asbury Automotive Group, Inc.* (Retail)	320	21,997
Ashford Hospitality Prime, Inc. (REIT)	400	6,864
Ashford Hospitality Trust (REIT)	880	10,155
Aspen Technology, Inc.* (Software)	960	44,544
Associated Estates Realty Corp. (REIT)	720	12,974
Astoria Financial Corp. (Savings & Loans)	1,040	13,988
Atlantic Power Corp. (Electric)	1,680	6,888
Atlas Air Worldwide Holdings, Inc.* (Transportation)	320	11,792
Atricure, Inc.* (Healthcare-Products)	400	7,352
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	560	11,234
AVANIR Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	1,920	10,829
AVG Technologies N.V.* (Software)	480	9,662
Avista Corp. (Electric)	640	21,453
Axcelis Technologies, Inc.* (Semiconductors)	2,080	4,160
Axiall Corp. (Chemicals)	720	34,034
AZZ, Inc. (Miscellaneous Manufacturing)	320	14,746
B&G Foods, Inc.—Class A (Food)	560	18,306
Balchem Corp. (Chemicals)	320	17,139
Baltic Trading, Ltd. (Transportation)	800	4,784
Banc of California, Inc. (Savings & Loans)	480	5,232
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Multi-National)	400	11,868
Bancorp, Inc.* (Banks)	480	5,717
BancorpSouth, Inc. (Banks)	1,040	25,553
Bank Mutual Corp. (Savings & Loans)	800	4,640
Bank of the Ozarks, Inc. (Banks)	880	29,436
Bankrate, Inc.* (Internet)	800	14,032
Barnes & Noble, Inc.* (Retail)	480	10,939
Barnes Group, Inc. (Miscellaneous Manufacturing)	560	21,582
Basic Energy Services, Inc.* (Oil & Gas Services)	400	11,688
Bazaarvoice, Inc.* (Internet)	720	5,681
BBCN Bancorp, Inc. (Banks)	880	14,036
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	560	18,547
Beazer Homes USA, Inc.* (Home Builders)	320	6,714
bebe Stores, Inc. (Retail)	880	2,684
Belden, Inc. (Electrical Components & Equipment)	480	37,516
Benchmark Electronics, Inc.* (Electronics)	640	16,307
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	400	5,424
Berkshire Hills Bancorp, Inc. (Savings & Loans)	320	7,430
Berry Plastics Group, Inc.* (Packaging & Containers)	960	24,768
BGC Partners, Inc.—Class A (Diversified Financial Services)	2,000	14,880
Bill Barrett Corp.* (Oil & Gas)	560	14,997
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	880	11,220
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	560	6,759
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,360	4,148
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	320	9,670
BioScrip, Inc.* (Pharmaceuticals)	880	7,339
Biotelemetry, Inc.* (Healthcare-Products)	480	3,442
Biotime, Inc.* (Biotechnology)	1,120	3,416
BJ’s Restaurants, Inc.* (Retail)	320	11,171
Black Diamond, Inc.* (Leisure Time)	400	4,488
Black Hills Corp. (Electric)	480	29,467
Blackbaud, Inc. (Software)	480	17,155
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	560	15,803
Bloomin Brands, Inc.* (Retail)	880	19,738
Blount International, Inc.* (Miscellaneous Manufacturing)	640	9,030
Blucora, Inc.* (Internet)	560	10,567
Bob Evans Farms, Inc. (Retail)	320	16,016
Boingo Wireless, Inc.* (Internet)	480	3,278
Boise Cascade Co.* (Building Materials)	480	13,747
Bonanza Creek Energy, Inc.* (Oil & Gas)	400	22,876
Boston Private Financial Holdings, Inc. (Banks)	960	12,902
Bottomline Technologies, Inc.* (Software)	480	14,362
Boulder Brands, Inc.* (Food)	720	10,210
Boyd Gaming Corp.* (Lodging)	960	11,645
BPZ Resources, Inc.* (Oil & Gas)	1,760	5,421
Brady Corp.—Class A (Electronics)	560	16,727
Briggs & Stratton Corp. (Machinery-Diversified)	560	11,458
Bright Horizons Family Solutio* (Commercial Services)	320	13,741

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 135

Common Stocks, continued

	Shares	Value
Brightcove, Inc.* (Internet)	480	$5,059
Bristow Group, Inc. (Transportation)	400	32,248
BroadSoft, Inc.* (Internet)	400	10,556
Brookline Bancorp, Inc. (Savings & Loans)	880	8,246
Brooks Automation, Inc. (Semiconductors)	880	9,478
Brown Shoe Co., Inc. (Retail)	480	13,733
Brunswick Corp. (Leisure Time)	960	40,445
Builders FirstSource, Inc.* (Building Materials)	720	5,386
Burlington Stores, Inc.* (Retail)	320	10,195
C&J Energy Services, Inc.* (Oil & Gas Services)	480	16,214
Cabot Microelectronics Corp.* (Semiconductors)	320	14,288
CACI International, Inc.*—Class A (Computers)	240	16,850
Caesars Acquisition Co.*—Class A (Investment Companies)	640	7,917
Caesars Entertainment Corp.* (Lodging)	640	11,572
Calamp Corp.* (Telecommunications)	480	10,397
Calgon Carbon Corp.* (Environmental Control)	640	14,291
California Water Service Group (Water)	560	13,552
Calix, Inc.* (Telecommunications)	640	5,235
Callaway Golf Co. (Leisure Time)	1,040	8,653
Callidus Software, Inc.* (Software)	640	7,642
Callon Petroleum Co.* (Oil & Gas)	560	6,524
Cambrex Corp.* (Biotechnology)	400	8,280
Campus Crest Communities, Inc. (REIT)	880	7,621
Cantel Medical Corp. (Healthcare-Products)	400	14,648
Capital Bank Financial Corp.*—Class A (Banks)	320	7,555
Capital Senior Living Corp.* (Healthcare-Services)	400	9,536
Capitol Federal Financial, Inc. (Savings & Loans)	1,600	19,456
Capstead Mortgage Corp. (REIT)	1,120	14,728
Capstone Turbine Corp.* (Electrical Components & Equipment)	4,480	6,765
Cardinal Financial Corp. (Banks)	400	7,384
Cardiovascular System, Inc.* (Healthcare-Products)	320	9,971
Cardtronics, Inc.* (Commercial Services)	480	16,359
Career Education Corp.* (Commercial Services)	1,040	4,867
CareTrust REIT, Inc.* (REIT)	320	6,336
Carmike Cinemas, Inc.* (Entertainment)	320	11,242
Carrizo Oil & Gas, Inc.* (Oil & Gas)	480	33,245
Carrols Restaurant Group, Inc.* (Retail)	640	4,557
Cascade Bancorp* (Banks)	640	3,334
Casella Waste System, Inc.*—Class A (Environmental Control)	720	3,607
Casey’s General Stores, Inc. (Retail)	400	28,116
Cash America International, Inc. (Retail)	320	14,218
Cathay Bancorp, Inc. (Banks)	880	22,493
Cavium, Inc.* (Semiconductors)	560	27,809
Cbeyond, Inc.* (Telecommunications)	480	4,776
CBIZ, Inc.* (Commercial Services)	640	5,779
Ceco Environmental Corp. (Environmental Control)	320	4,989
Cedar Realty Trust, Inc. (REIT)	1,120	7,000
Celadon Group, Inc. (Transportation)	320	6,822
Celldex Therapeutics, Inc.* (Biotechnology)	1,040	16,973
Cempra, Inc.* (Pharmaceuticals)	400	4,292
Centerstate Banks, Inc. (Banks)	560	6,272
Central European Media Enterprises, Ltd.*—Class A (Media)	1,360	3,835
Central Garden & Pet Co.*—Class A (Household Products/Wares)	640	5,888
Century Aluminum Co.* (Mining)	640	10,035
Cenveo, Inc.* (Commercial Services)	1,040	3,858
Cepheid, Inc.* (Healthcare-Products)	720	34,517
Cerus Corp.* (Healthcare-Products)	1,200	4,980
CEVA, Inc.* (Semiconductors)	320	4,726
Chambers Street Properties (REIT)	2,640	21,226
Channeladvisor Corp.* (Internet)	240	6,326
Chart Industries, Inc.* (Machinery-Diversified)	320	26,477
Charter Financial Corp. (Savings & Loans)	400	4,440
Chatham Lodging Trust (REIT)	320	7,008
CHC Group, Ltd.* (Transportation)	560	4,726
Checkpoint Systems, Inc.* (Electronics)	560	7,834
Chegg, Inc.* (Internet)	960	6,758
Chemical Financial Corp. (Banks)	400	11,232
Chemocentryx, Inc.* (Pharmaceuticals)	640	3,744
Chemtura Corp.* (Chemicals)	1,040	27,175
Chesapeake Lodging Trust (REIT)	560	16,929
Chimerix, Inc.* (Pharmaceuticals)	320	7,021
Chiquita Brands International, Inc.* (Food)	640	6,944
Christopher & Banks Corp.* (Retail)	560	4,906
CIBER, Inc.* (Computers)	1,200	5,928
Ciena Corp.* (Telecommunications)	1,120	24,259
Cincinnati Bell, Inc.* (Telecommunications)	2,560	10,061
Cinedigm Corp.*—Class A (Internet)	1,440	3,586
Cirrus Logic, Inc.* (Semiconductors)	720	16,373
Citizens, Inc.* (Insurance)	720	5,328
Civeo Corp.* (Commercial Services)	1,040	26,031
Clarcor, Inc. (Miscellaneous Manufacturing)	560	34,637
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	880	10,314
Clearwater Paper Corp.* (Forest Products & Paper)	240	14,813
Cleco Corp. (Electric)	640	37,729
Clifton Bancorp, Inc. (Savings & Loans)	400	5,068
Cloud Peak Energy, Inc.* (Coal)	720	13,262
Clovis Oncology, Inc.* (Pharmaceuticals)	320	13,251
ClubCorp Holdings, Inc. (Leisure Time)	320	5,933
CNO Financial Group, Inc. (Insurance)	2,320	41,296
CoBiz Financial, Inc. (Banks)	560	6,031
Coeur d’Alene Mines Corp.* (Mining)	1,280	11,750
Cogent Communications Group, Inc. (Internet)	560	19,348
Cognex Corp.* (Machinery-Diversified)	880	33,792
Coherent, Inc.* (Electronics)	240	15,881
Cohu, Inc. (Semiconductors)	400	4,280
Colony Financial, Inc. (REIT)	1,040	24,149
Columbia Banking System, Inc. (Banks)	560	14,734
Comfort Systems USA, Inc. (Building Materials)	480	7,584
Commercial Metals Co. (Iron/Steel)	1,280	22,157
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	480	4,819
Community Bank System, Inc. (Banks)	480	17,376
CommVault Systems, Inc.* (Software)	480	23,602
Compuware Corp. (Software)	2,400	23,976
comScore, Inc.* (Internet)	400	14,192
Comstock Resources, Inc. (Oil & Gas)	560	16,150
Comverse, Inc.* (Telecommunications)	320	8,538
CONMED Corp. (Healthcare-Products)	320	14,128
Conn’s, Inc.* (Retail)	320	15,805
Consolidated Communications Holdings, Inc. (Telecommunications)	480	10,675
Constant Contact, Inc.* (Internet)	400	12,844
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	480	3,658
Convergys Corp. (Commercial Services)	1,120	24,013
Conversant, Inc.* (Internet)	720	18,288
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	720	21,600

See accompanying notes to financial statements.

136 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,200	$3,360
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	240	10,951
Corenergy Infrastructure Trust (REIT)	560	4,150
CoreSite Realty Corp. (REIT)	240	7,937
Cornerstone OnDemand, Inc.* (Software)	560	25,771
Cousins Properties, Inc. (REIT)	2,160	26,892
Cowen Group, Inc.*—Class A (Diversified Financial Services)	1,600	6,752
Crawford & Co. (Insurance)	480	4,838
Cray, Inc.* (Computers)	480	12,768
Crocs, Inc.* (Apparel)	1,040	15,631
Cross Country Healthcare, Inc.* (Commercial Services)	560	3,651
Crown Media Holdings, Inc.* (Media)	880	3,194
CryoLife, Inc. (Healthcare-Products)	480	4,296
CSG Systems International, Inc. (Software)	400	10,444
CTI BioPharma Corp.* (Biotechnology)	2,000	5,620
CTS Corp. (Electronics)	400	7,480
CubeSmart (REIT)	1,520	27,846
Cubic Corp. (Aerospace/Defense)	240	10,682
CUI Global, Inc.* (Electronics)	400	3,360
Cumulus Media, Inc.*—Class A (Media)	1,680	11,071
Curtiss-Wright Corp. (Aerospace/Defense)	480	31,469
Customers Bancorp, Inc.* (Banks)	320	6,403
CVB Financial Corp. (Banks)	1,200	19,235
Cyan, Inc.* (Telecommunications)	720	2,902
Cyberonics, Inc.* (Healthcare-Products)	320	19,987
Cynosure, Inc.*—Class A (Healthcare-Products)	320	6,800
Cypress Semiconductor Corp. (Semiconductors)	1,760	19,202
CYS Investments, Inc. (REIT)	1,840	16,597
Cytokinetics, Inc.* (Biotechnology)	720	3,442
Cytori Therapeutics, Inc.* (Pharmaceuticals)	1,440	3,442
CytRx Corp.* (Biotechnology)	960	4,013
Daktronics, Inc. (Home Furnishings)	560	6,675
Dana Holding Corp. (Auto Parts & Equipment)	1,680	41,026
Darling International, Inc.* (Environmental Control)	1,760	36,784
DCT Industrial Trust, Inc. (REIT)	3,520	28,899
DealerTrack Holdings, Inc.* (Software)	560	25,390
Dean Foods Co. (Food)	1,040	18,293
del Frisco’s Restaurant Group* (Retail)	320	8,819
Delek US Holdings, Inc. (Oil & Gas)	640	18,067
Deluxe Corp. (Commercial Services)	560	32,805
Demand Media, Inc.* (Media)	800	3,856
Demandware, Inc.* (Software)	320	22,198
Dendreon Corp.* (Biotechnology)	2,400	5,520
Denny’s Corp.* (Retail)	1,120	7,302
DepoMed, Inc.* (Pharmaceuticals)	720	10,008
Derma Sciences, Inc.* (Pharmaceuticals)	400	4,624
Destination XL Group, Inc.* (Retail)	720	3,967
Dexcom, Inc.* (Healthcare-Products)	800	31,728
DHT Holdings, Inc. (Transportation)	960	6,912
Diamond Foods, Inc.* (Food)	320	9,024
Diamond Resorts International, Inc.* (Leisure Time)	400	9,308
Diamondback Energy, Inc.* (Oil & Gas)	400	35,520
DiamondRock Hospitality Co. (REIT)	2,080	26,666
Dice Holdings, Inc.* (Internet)	640	4,870
Digi International, Inc.* (Software)	480	4,522
Digital River, Inc.* (Software)	480	7,406
DigitalGlobe, Inc.* (Telecommunications)	800	22,239
Dime Community Bancshares, Inc. (Savings & Loans)	480	7,579
Diodes, Inc.* (Semiconductors)	400	11,584
Dorman Products, Inc.* (Auto Parts & Equipment)	320	15,782
Dot Hill Systems Corp.* (Computers)	1,040	4,888
Douglas Dynamics, Inc. (Auto Parts & Equipment)	320	5,638
Drew Industries, Inc. (Building Materials)	240	12,002
DSP Group, Inc.* (Semiconductors)	400	3,396
DuPont Fabros Technology, Inc. (REIT)	720	19,411
Dyax Corp.* (Pharmaceuticals)	1,600	15,360
Dycom Industries, Inc.* (Engineering & Construction)	400	12,524
Dynavax Technologies Corp.* (Biotechnology)	3,840	6,144
Dynegy, Inc.* (Electric)	1,040	36,192
Dynex Capital, Inc. (REIT)	800	7,080
E.W. Scripps Co.*—Class A (Media)	400	8,464
E2open, Inc.* (Software)	320	6,614
Eagle Bancorp, Inc.* (Banks)	320	10,800
EarthLink Holdings Corp. (Telecommunications)	1,520	5,654
EastGroup Properties, Inc. (REIT)	320	20,554
Ebix, Inc. (Software)	400	5,724
Echo Global Logistics, Inc.* (Transportation)	320	6,134
Education Management Corp.* (Commercial Services)	1,280	2,163
Education Realty Trust, Inc. (REIT)	1,360	14,606
El Paso Electric Co. (Electric)	480	19,301
Electro Scientific Industries, Inc. (Electronics)	480	3,269
Electronics for Imaging, Inc.* (Computers)	480	21,696
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	320	6,854
Ellie Mae, Inc.* (Diversified Financial Services)	320	9,962
EMCOR Group, Inc. (Engineering & Construction)	720	32,063
Emerald Oil, Inc.* (Oil & Gas)	800	6,120
Emergent Biosolutions, Inc.* (Biotechnology)	400	8,984
Emeritus Corp.* (Healthcare-Services)	400	12,660
Empire District Electric Co. (Electric)	480	12,326
Empire State Realty Trust, Inc.—Class A (REIT)	1,040	17,160
Employers Holdings, Inc. (Insurance)	400	8,472
Emulex Corp.* (Semiconductors)	1,120	6,384
Encore Capital Group, Inc.* (Diversified Financial Services)	320	14,534
Encore Wire Corp. (Electrical Components & Equipment)	240	11,770
Endocyte, Inc.* (Biotechnology)	640	4,218
Endologix, Inc.* (Healthcare-Products)	800	12,168
Endurance International Group Holdings, Inc.* (Internet)	400	6,116
Energy Recovery, Inc.* (Environmental Control)	720	3,542
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,040	24,575
EnerNOC, Inc.* (Electric)	400	7,580
EnerSys (Electrical Components & Equipment)	480	33,019
Ennis, Inc. (Commercial Services)	400	6,104
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	240	17,558
Entegris, Inc.* (Semiconductors)	1,520	20,892
Entercom Communications Corp.*—Class A (Media)	400	4,292
Entravision Communications Corp.—Class A (Media)	880	5,474
Entropic Communications, Inc.* (Semiconductors)	1,440	4,795
Envestnet, Inc.* (Software)	400	19,568
Enzo Biochem, Inc.* (Biotechnology)	720	3,780
EPAM Systems, Inc.* (Computers)	400	17,500
EPIQ Systems, Inc. (Software)	480	6,744

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 137

Common Stocks, continued

	Shares	Value
EPR Properties (REIT)	560	$31,287
Equal Energy, Ltd. (Oil & Gas)	720	3,902
Equity One, Inc. (REIT)	720	16,985
Era Group, Inc.* (Transportation)	240	6,883
ESCO Technologies, Inc. (Electronics)	320	11,085
Essent Group, Ltd.* (Insurance)	480	9,643
Esterline Technologies Corp.* (Aerospace/Defense)	320	36,838
Ethan Allen Interiors, Inc. (Home Furnishings)	320	7,917
Euronet Worldwide, Inc.* (Commercial Services)	560	27,014
EverBank Financial Corp. (Savings & Loans)	1,040	20,967
Evercore Partners, Inc.—Class A (Diversified Financial Services)	400	23,056
EVERTEC, Inc. (Commercial Services)	720	17,453
Exact Sciences Corp.* (Biotechnology)	960	16,349
ExamWorks Group, Inc.* (Commercial Services)	400	12,692
Exar Corp.* (Semiconductors)	560	6,328
Excel Trust, Inc. (REIT)	640	8,531
EXCO Resources, Inc. (Oil & Gas)	1,840	10,838
Exelixis, Inc.* (Biotechnology)	2,480	8,407
ExlService Holdings, Inc.* (Commercial Services)	400	11,780
Express, Inc.* (Retail)	960	16,349
Exterran Holdings, Inc. (Oil & Gas Services)	640	28,794
Extreme Networks, Inc.* (Telecommunications)	1,360	6,038
EZCORP, Inc.*—Class A (Retail)	640	7,392
F.N.B. Corp. (Banks)	1,840	23,589
Fabrinet* (Miscellaneous Manufacturing)	480	9,888
Fair Isaac Corp. (Software)	400	25,504
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,360	21,216
Fairpoint Communications, Inc.* (Telecommunications)	320	4,470
Federal Signal Corp. (Miscellaneous Manufacturing)	720	10,548
Federal-Mogul Corp.* (Auto Parts & Equipment)	400	8,092
FEI Co. (Electronics)	480	43,551
FelCor Lodging Trust, Inc. (REIT)	1,440	15,134
Female Health Co. (Healthcare-Products)	560	3,086
Ferro Corp.* (Chemicals)	880	11,053
Fiesta Restaurant Group, Inc.* (Retail)	320	14,851
Financial Engines, Inc. (Diversified Financial Services)	560	25,356
Finisar Corp.* (Telecommunications)	1,040	20,540
First American Financial Corp. (Insurance)	1,120	31,125
First Bancorp* (Banks)	1,360	7,398
First Busey Corp. (Banks)	1,040	6,042
First Cash Financial Services, Inc.* (Retail)	320	18,428
First Commonwealth Financial Corp. (Banks)	1,120	10,326
First Financial Bancorp (Banks)	720	12,391
First Financial Bankshares, Inc. (Banks)	720	22,586
First Industrial Realty Trust, Inc. (REIT)	1,200	22,608
First Merchants Corp. (Banks)	480	10,147
First Midwest Bancorp, Inc. (Banks)	880	14,986
First Potomac Realty Trust (REIT)	720	9,446
FirstMerit Corp. (Banks)	1,760	34,759
Five Below, Inc.* (Retail)	560	22,351
Five Star Quality Care, Inc.* (Healthcare-Services)	800	4,008
Flagstar BanCorp, Inc.* (Savings & Loans)	320	5,792
Fleetmatics Group PLC* (Computers)	400	12,936
Flotek Industries, Inc.* (Oil & Gas Services)	560	18,010
Fluidigm Corp.* (Electronics)	320	9,408
Flushing Financial Corp. (Savings & Loans)	400	8,220
Forest Oil Corp.* (Oil & Gas)	2,000	4,560
Forestar Group, Inc.* (Real Estate)	480	9,163
FormFactor, Inc.* (Semiconductors)	800	6,656
Forum Energy Technologies, Inc.* (Oil & Gas Services)	640	23,315
Forward Air Corp. (Transportation)	320	15,312
Francesca’s Holdings Corp.* (Retail)	560	8,254
Franklin Electric Co., Inc. (Hand/Machine Tools)	560	22,585
Franklin Street Properties Corp. (REIT)	1,040	13,083
Fred’s, Inc.—Class A (Retail)	480	7,339
Fresh Del Monte Produce, Inc. (Food)	400	12,260
Frontline, Ltd.* (Transportation)	1,280	3,738
FTI Consulting, Inc.* (Commercial Services)	480	18,154
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	2,960	7,104
Fuller (H.B.) Co. (Chemicals)	560	26,936
Furmanite Corp.* (Metal Fabricate/Hardware)	560	6,518
Fusion-IO, Inc.* (Computers)	1,280	14,464
FutureFuel Corp. (Energy-Alternate Sources)	320	5,309
FX Energy, Inc.* (Oil & Gas)	1,040	3,754
FXCM, Inc. (Diversified Financial Services)	560	8,378
Gain Capital Holdings, Inc. (Diversified Financial Services)	480	3,778
Galena Biopharma, Inc.* (Biotechnology)	1,760	5,386
GasLog, Ltd. (Transportation)	480	15,307
Gastar Exploration, Inc.* (Oil & Gas)	800	6,968
GenCorp, Inc.* (Aerospace/Defense)	720	13,752
Generac Holdings, Inc.* (Electrical Components & Equipment)	720	35,093
General Cable Corp. (Electrical Components & Equipment)	560	14,370
General Communication, Inc.*—Class A (Telecommunications)	560	6,205
Genesco, Inc.* (Retail)	240	19,711
GenMark Diagnostics, Inc.* (Healthcare-Products)	560	7,577
Gentherm, Inc.* (Auto Parts & Equipment)	400	17,780
Gentiva Health Services, Inc.* (Healthcare-Services)	400	6,024
Geron Corp.* (Biotechnology)	2,160	6,934
Getty Realty Corp. (REIT)	320	6,106
GFI Group, Inc. (Diversified Financial Services)	1,360	4,515
Gibraltar Industries, Inc.* (Building Materials)	400	6,204
Gigamon, Inc.* (Telecommunications)	320	6,125
Glacier Bancorp, Inc. (Banks)	800	22,704
Glatfelter (Forest Products & Paper)	480	12,734
Glimcher Realty Trust (REIT)	1,600	17,328
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	320	5,408
Global Cash Access Holdings, Inc.* (Commercial Services)	880	7,832
Global Eagle Entertainment, Inc.* (Internet)	560	6,944
Globalstar, Inc.* (Telecommunications)	3,200	13,600
Globe Specialty Metals, Inc. (Mining)	720	14,962
Globus Med, Inc.*—Class A (Healthcare-Products)	720	17,222
Glu Mobile, Inc.* (Software)	1,280	6,400
Gogo, Inc.* (Telecommunications)	640	12,518
Gold Resource Corp. (Mining)	720	3,643
Goodrich Petroleum Corp.* (Oil & Gas)	400	11,040
Government Properties Income Trust (REIT)	640	16,250
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,360	14,226
Gramercy Property Trust, Inc. (REIT)	1,520	9,196

See accompanying notes to financial statements.

138 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Grand Canyon Education, Inc.* (Commercial Services)	480	$22,066
Granite Construction, Inc. (Engineering & Construction)	480	17,270
Graphic Packaging Holding Co.* (Packaging & Containers)	3,440	40,248
Gray Television, Inc.* (Media)	640	8,403
Great Lakes Dredge & Dock Co.* (Commercial Services)	880	7,031
Greatbatch, Inc.* (Healthcare-Products)	320	15,699
Green Dot Corp.*—Class A (Commercial Services)	400	7,592
Green Plains Renewable Energy (Energy-Alternate Sources)	400	13,148
Greenhill & Co., Inc. (Diversified Financial Services)	320	15,760
Greenlight Capital Re, Ltd.*—Class A (Insurance)	320	10,541
Griffon Corp. (Building Materials)	560	6,944
Group 1 Automotive, Inc. (Retail)	240	20,234
GSI Group, Inc.* (Electronics)	480	6,110
GT Advanced Technologies, Inc.* (Semiconductors)	1,440	26,784
GUESS?, Inc. (Retail)	720	19,440
Guidewire Software, Inc.* (Software)	720	29,276
GulfMark Offshore, Inc.—Class A (Oil & Gas Services)	320	14,458
H&E Equipment Services, Inc.* (Commercial Services)	400	14,536
Hackett Group, Inc. (Commercial Services)	560	3,343
Haemonetics Corp.* (Healthcare-Products)	560	19,757
Halcon Resources Corp.* (Oil & Gas)	2,880	20,995
Halozyme Therapeutics, Inc.* (Biotechnology)	1,200	11,856
Hampton Roads Bankshares, Inc.* (Banks)	1,440	2,491
Hancock Holding Co. (Banks)	880	31,082
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	400	12,580
Hanmi Financial Corp. (Banks)	400	8,432
Hannon Armstrong Sustainable I (Diversified Financial Services)	320	4,589
Harbinger Group, Inc.* (Holding Companies-Diversified)	960	12,192
Harmonic, Inc.* (Telecommunications)	1,200	8,952
Harsco Corp. (Miscellaneous Manufacturing)	880	23,434
Harte-Hanks, Inc. (Advertising)	720	5,177
Harvest Natural Resources, Inc.* (Oil & Gas)	800	3,992
Hatteras Financial Corp. (REIT)	1,040	20,602
Haverty Furniture Cos., Inc. (Retail)	240	6,031
Hawaiian Holdings, Inc.* (Airlines)	560	7,678
Headwaters, Inc.* (Building Materials)	880	12,223
Healthcare Realty Trust, Inc. (REIT)	1,040	26,437
Healthcare Services Group, Inc. (Commercial Services)	800	23,552
HealthSouth Corp. (Healthcare-Services)	960	34,435
HealthStream, Inc.* (Internet)	320	7,776
Healthways, Inc.* (Healthcare-Services)	400	7,016
Heartland Express, Inc. (Transportation)	640	13,658
Heartland Payment Systems, Inc. (Commercial Services)	400	16,484
Hecla Mining Co. (Mining)	4,000	13,800
HEICO Corp. (Aerospace/Defense)	720	37,397
Helen of Troy, Ltd.* (Household Products/Wares)	320	19,402
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,120	29,467
Hercules Offshore, Inc.* (Oil & Gas)	2,080	8,362
Heritage Commerce Corp. (Banks)	400	3,268
Heritage Financial Corp. (Banks)	400	6,436
Heritage Oaks Bancorp* (Banks)	480	3,662
Herman Miller, Inc. (Office Furnishings)	640	19,353
Hersha Hospitality Trust (REIT)	2,320	15,567
HFF, Inc.—Class A (Real Estate)	400	14,876
Hibbett Sports, Inc.* (Retail)	320	17,334
Higher One Holdings, Inc.* (Diversified Financial Services)	880	3,353
Highwoods Properties, Inc. (REIT)	960	40,272
Hill International, Inc.* (Commercial Services)	560	3,489
Hillenbrand, Inc. (Miscellaneous Manufacturing)	720	23,486
Hilltop Holdings, Inc.* (Insurance)	800	17,008
Hittite Microwave Corp. (Semiconductors)	320	24,944
HMS Holdings Corp.* (Commercial Services)	960	19,594
HNI Corp. (Office Furnishings)	480	18,773
Home Bancshares, Inc. (Banks)	560	18,379
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	800	18,184
HomeTrust Bancshares, Inc.* (Savings & Loans)	320	5,046
Horace Mann Educators Corp. (Insurance)	480	15,010
Horizon Pharma, Inc.* (Holding Companies-Diversified)	800	12,656
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	400	18,768
Horsehead Holding Corp.* (Mining)	1,360	24,835
Houghton Mifflin Harcourt Co.* (Media)	1,200	22,992
Hovnanian Enterprises, Inc.*—Class A (Home Builders)	1,520	7,828
HSN, Inc. (Retail)	400	23,696
Hub Group, Inc.*—Class A (Transportation)	400	20,159
Hudson Pacific Properties, Inc. (REIT)	640	16,218
Huron Consulting Group, Inc.* (Commercial Services)	240	16,997
IBERIABANK Corp. (Banks)	320	22,141
ICG Group, Inc.* (Software)	480	10,022
Iconix Brand Group, Inc.* (Apparel)	480	20,611
IDACORP, Inc. (Electric)	560	32,385
Idenix Pharmaceuticals, Inc.* (Biotechnology)	1,280	30,847
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,200	3,480
iGATE Corp.* (Computers)	400	14,556
IGI Laboratories, Inc.* (Pharmaceuticals)	640	3,398
II-VI, Inc.* (Electronics)	640	9,254
Immersion Corp.* (Computers)	480	6,106
ImmunoGen, Inc.* (Biotechnology)	1,040	12,324
Immunomedics, Inc.* (Biotechnology)	1,360	4,964
Impax Laboratories, Inc.* (Pharmaceuticals)	800	23,992
Imperva, Inc.* (Software)	320	8,378
Incontact, Inc.* (Software)	800	7,352
Independent Bank Corp. (Banks)	320	12,282
Independent Bank Corp./Mi (Banks)	400	5,148
Infinera Corp.* (Telecommunications)	1,440	13,248
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	640	8,154
Infoblox, Inc.* (Software)	720	9,468
Information Services Group, Inc.* (Commercial Services)	720	3,463
Inland Real Estate Corp. (REIT)	1,040	11,055
InnerWorkings, Inc.* (Software)	560	4,760
Innophos Holdings, Inc. (Chemicals)	240	13,817
Innospec, Inc. (Chemicals)	320	13,814
Inovio Pharmaceuticals, Inc.* (Biotechnology)	800	8,648
Inphi Corp.* (Semiconductors)	400	5,872
Insight Enterprises, Inc.* (Computers)	480	14,755
Insmed, Inc.* (Biotechnology)	480	9,590
Insperity, Inc. (Commercial Services)	320	10,560

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 139

Common Stocks, continued

	Shares	Value
Insulet Corp.* (Healthcare-Products)	640	$25,389
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	320	15,059
Integrated Device Technology, Inc.* (Semiconductors)	1,440	22,262
Integrated Silicon Solution, Inc.* (Semiconductors)	400	5,908
Inteliquent, Inc. (Telecommunications)	480	6,658
Intelsat SA* (Telecommunications)	400	7,536
InterDigital, Inc. (Telecommunications)	480	22,944
Interface, Inc. (Office Furnishings)	800	15,072
InterMune, Inc.* (Biotechnology)	1,040	45,917
Internap Network Services Corp.* (Internet)	800	5,640
International Bancshares Corp. (Banks)	640	17,280
International Rectifier Corp.* (Semiconductors)	800	22,320
International Speedway Corp.—Class A (Entertainment)	320	10,650
Intersil Corp.—Class A (Semiconductors)	1,440	21,528
Interval Leisure Group, Inc. (Leisure Time)	480	10,531
Intevac, Inc.* (Machinery-Diversified)	480	3,845
Intralinks Holdings, Inc.* (Internet)	640	5,690
Intrepid Potash, Inc.* (Chemicals)	640	10,726
Intrexon Corp.* (Biotechnology)	400	10,052
Invacare Corp. (Healthcare-Products)	400	7,348
InvenSense, Inc.* (Electronics)	800	18,152
Invesco Mortgage Capital, Inc. (REIT)	1,360	23,610
Investment Technology Group, Inc.* (Diversified Financial Services)	480	8,102
Investors Bancorp, Inc. (Savings & Loans)	3,760	41,549
Investors Real Estate Trust (REIT)	1,280	11,789
ION Geophysical Corp.* (Oil & Gas Services)	1,760	7,427
Iridium Communications, Inc.* (Telecommunications)	1,040	8,798
iRobot Corp.* (Home Furnishings)	320	13,104
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,280	19,622
Isis Pharmaceuticals, Inc.* (Biotechnology)	1,200	41,340
Isle of Capri Casinos, Inc.* (Entertainment)	480	4,109
iStar Financial, Inc.* (REIT)	960	14,381
Itron, Inc.* (Electronics)	400	16,220
ITT Educational Services, Inc.* (Commercial Services)	320	5,341
Ixia* (Telecommunications)	720	8,230
IXYS Corp. (Semiconductors)	400	4,928
j2 Global, Inc. (Computers)	480	24,412
Jack in the Box, Inc. (Retail)	400	23,936
Janus Capital Group, Inc. (Diversified Financial Services)	1,680	20,966
JetBlue Airways Corp.* (Airlines)	2,640	28,643
Jive Software, Inc.* (Software)	640	5,446
John Bean Technologies Corp. (Miscellaneous Manufacturing)	320	9,917
Journal Communications, Inc.*—Class A (Media)	640	5,677
K12, Inc.* (Commercial Services)	400	9,628
Kaman Corp.—Class A (Aerospace/Defense)	320	13,674
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	880	29,155
KB Home (Home Builders)	960	17,933
KCG Holdings, Inc.*—Class A (Diversified Financial Services)	720	8,554
Kelly Services, Inc.—Class A (Commercial Services)	400	6,868
KEMET Corp.* (Electronics)	800	4,600
Kemper Corp. (Insurance)	480	17,693
Kennedy-Wilson Holdings, Inc. (Real Estate)	800	21,456
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,040	15,995
Key Energy Services, Inc.* (Oil & Gas Services)	1,520	13,893
Kforce, Inc. (Commercial Services)	320	6,928
Kimball International, Inc.—Class B (Home Furnishings)	480	8,026
Kindred Healthcare, Inc. (Healthcare-Services)	640	14,784
Kite Realty Group Trust (REIT)	1,600	9,824
Knight Transportation, Inc. (Transportation)	640	15,213
Knightsbridge Tankers, Ltd. (Transportation)	480	6,811
Knoll, Inc. (Office Furnishings)	560	9,705
Kodiak Oil & Gas Corp.* (Oil & Gas)	2,800	40,740
Kofax, Ltd.* (Software)	960	8,256
Kopin Corp.* (Semiconductors)	1,280	4,173
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	240	9,180
Korn/Ferry International* (Commercial Services)	560	16,447
Kraton Performance Polymers, Inc.* (Chemicals)	400	8,956
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	720	5,616
Krispy Kreme Doughnuts, Inc.* (Retail)	800	12,784
Kronos Worldwide, Inc. (Chemicals)	320	5,014
La Quinta Holdings, Inc.* (Lodging)	560	10,718
Laclede Group, Inc. (Gas)	400	19,420
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,600	5,040
Lakeland Bancorp, Inc. (Banks)	560	6,048
Landec Corp.* (Chemicals)	400	4,996
Lannett Co., Inc.* (Pharmaceuticals)	320	15,878
LaSalle Hotel Properties (REIT)	1,120	39,525
Lattice Semiconductor Corp.* (Semiconductors)	1,440	11,880
La-Z-Boy, Inc. (Home Furnishings)	640	14,829
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	880	6,468
Lee Enterprises, Inc.* (Media)	960	4,272
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	3,440	5,538
Lexington Realty Trust (REIT)	2,240	24,662
Libbey, Inc.* (Housewares)	320	8,525
Liberator Medical Holdings, Inc. (Pharmaceuticals)	800	3,000
Life Time Fitness, Inc.* (Leisure Time)	480	23,395
LifeLock, Inc.* (Commercial Services)	960	13,402
Ligand Phamaceuticals, Inc.*—Class B (Biotechnology)	240	14,950
Limelight Networks, Inc.* (Internet)	1,200	3,672
Lionbridge Technologies, Inc.* (Internet)	960	5,702
Liquidity Services, Inc.* (Internet)	400	6,304
Lithia Motors, Inc.—Class A (Retail)	240	22,577
Littelfuse, Inc. (Electrical Components & Equipment)	240	22,308
LivePerson, Inc.* (Computers)	720	7,308
LogMeIn, Inc.* (Telecommunications)	320	14,918
Louisiana-Pacific Corp.* (Building Materials)	1,520	22,831
LSI Industries, Inc. (Building Materials)	480	3,830
LTC Properties, Inc. (REIT)	400	15,616
Lumber Liquidators Holdings, Inc.* (Retail)	320	24,304
Luminex Corp.* (Healthcare-Products)	480	8,232
M.D.C. Holdings, Inc. (Home Builders)	480	14,539
M/I Schottenstein Homes, Inc.* (Home Builders)	320	7,766
Macatawa Bank Corp. (Banks)	640	3,245
Mack-Cali Realty Corp. (REIT)	960	20,621
MacroGenics, Inc.* (Biotechnology)	320	6,954
Magellan Health Services, Inc.* (Healthcare-Services)	320	19,917

See accompanying notes to financial statements.

140 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Magnum Hunter Resources Corp.* (Oil & Gas)	2,240	$18,368
Maiden Holdings, Ltd. (Insurance)	640	7,738
Mainsource Financial Group, Inc. (Banks)	320	5,520
Manhattan Associates, Inc.* (Computers)	800	27,544
MannKind Corp.* (Pharmaceuticals)	2,480	27,254
ManTech International Corp.—Class A (Software)	320	9,446
Marchex, Inc.—Class B (Advertising)	480	5,770
Marin Software, Inc.* (Advertising)	400	4,708
MarineMax, Inc.* (Retail)	400	6,696
MarketAxess Holdings, Inc. (Diversified Financial Services)	400	21,624
Marketo, Inc.* (Internet)	320	9,306
Marriott Vacations Worldwide Corp.* (Entertainment)	320	18,762
Marten Transport, Ltd. (Transportation)	320	7,152
Martha Stewart Living Omnimedia, Inc.*— Class A (Media)	720	3,384
Masimo Corp.* (Healthcare-Products)	560	13,216
Masonite International Corp.* (Building Materials)	320	18,004
MasTec, Inc.* (Engineering & Construction)	720	22,190
Matador Resources Co.* (Oil & Gas)	800	23,424
Materion Corp. (Mining)	240	8,878
Matrix Service Co.* (Oil & Gas Services)	320	10,493
Matson, Inc. (Transportation)	480	12,883
Matthews International Corp.—Class A (Commercial Services)	320	13,302
MAXIMUS, Inc. (Commercial Services)	720	30,975
Maxlinear, Inc.*—Class A (Semiconductors)	480	4,834
Maxwell Technologies, Inc.* (Computers)	400	6,052
MB Financial, Inc. (Banks)	640	17,312
McDermott International, Inc.* (Oil & Gas Services)	2,640	21,358
McGrath Rentcorp (Commercial Services)	320	11,760
MDC Partners, Inc.—Class A (Advertising)	480	10,315
Meadowbrook Insurance Group, Inc. (Insurance)	800	5,752
MedAssets, Inc.* (Software)	720	16,445
Media General, Inc.*—Class A (Media)	640	13,139
Medical Properties Trust, Inc. (REIT)	1,840	24,362
Medidata Solutions, Inc.* (Software)	560	23,973
Mentor Graphics Corp. (Computers)	1,040	22,433
Mercury Computer Systems, Inc.* (Computers)	480	5,443
Meredith Corp. (Media)	400	19,344
Merge Healthcare, Inc.* (Healthcare-Products)	1,520	3,450
Meridian Bioscience, Inc. (Healthcare-Products)	480	9,907
Merit Medical Systems, Inc.* (Healthcare-Products)	560	8,456
Meritage Homes Corp.* (Home Builders)	400	16,884
Meritor, Inc.* (Auto Parts & Equipment)	1,120	14,605
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,200	8,748
Methode Electronics, Inc. (Electronics)	400	15,284
MGE Energy, Inc. (Electric)	400	15,804
MGIC Investment Corp.* (Insurance)	3,600	33,264
Micrel, Inc. (Semiconductors)	640	7,219
Microsemi Corp.* (Semiconductors)	1,040	27,830
Midstates Pete Co., Inc.* (Oil & Gas)	640	4,627
Millennial Media, Inc.* (Advertising)	1,200	5,988
Miller Energy Resources, Inc.* (Oil & Gas)	640	4,096
MiMedx Group, Inc.* (Healthcare-Products)	1,200	8,508
Minerals Technologies, Inc. (Chemicals)	400	26,232
MKS Instruments, Inc. (Semiconductors)	560	17,494
Mobile Mini, Inc. (Storage/Warehousing)	480	22,987
Modine Manufacturing Co.* (Auto Parts & Equipment)	560	8,814
ModusLink Global Solutions, Inc.* (Internet)	880	3,291
Molina Healthcare, Inc.* (Healthcare-Services)	320	14,282
Molycorp, Inc.* (Mining)	2,560	6,579
Momenta Pharmaceuticals, Inc.* (Biotechnology)	640	7,731
MoneyGram International, Inc.* (Commercial Services)	400	5,892
Monmouth Real Estate Investment Corp.— Class A (REIT)	720	7,229
Monolithic Power Systems, Inc. (Semiconductors)	400	16,940
Monotype Imaging Holdings, Inc. (Software)	480	13,522
Monro Muffler Brake, Inc. (Commercial Services)	320	17,021
Monster Worldwide, Inc.* (Commercial Services)	1,200	7,848
Montpelier Re Holdings, Ltd. (Insurance)	480	15,336
Moog, Inc.*—Class A (Aerospace/Defense)	480	34,987
Morgans Hotel Group Co.* (Lodging)	560	4,441
Move, Inc.* (Internet)	561	8,293
MSA Safety, Inc. (Machinery-Construction & Mining)	320	18,394
Mueller Industries, Inc. (Metal Fabricate/Hardware)	640	18,822
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,840	15,898
Multimedia Games Holding Co., Inc.* (Entertainment)	400	11,856
Myers Industries, Inc. (Miscellaneous Manufacturing)	400	8,036
MYR Group, Inc.* (Engineering & Construction)	320	8,106
Nanometrics, Inc.* (Semiconductors)	320	5,840
NanoViricides, Inc.* (Pharmaceuticals)	800	3,384
National Bank Holdings Corp. (Holding Companies-Diversified)	480	9,571
National CineMedia, Inc. (Entertainment)	720	12,607
National General Holdings Corp. (Insurance)	480	8,352
National Health Investors, Inc. (REIT)	400	25,024
National Penn Bancshares, Inc. (Banks)	1,360	14,389
Natus Medical, Inc.* (Healthcare-Products)	400	10,056
Nautilus, Inc.* (Leisure Time)	480	5,323
Navidea Biopharmaceuticals, Inc.* (Healthcare-Products)	2,800	4,144
Navigant Consulting Co.* (Commercial Services)	640	11,168
Navios Maritime Acquisition Corp. (Transportation)	1,360	5,046
Navios Maritime Holdings, Inc. (Transportation)	960	9,715
NBT Bancorp, Inc. (Banks)	480	11,530
NCI Building Systems, Inc.* (Building Materials)	400	7,772
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,440	18,461
Nelnet, Inc.—Class A (Diversified Financial Services)	240	9,943
Neogen Corp.* (Pharmaceuticals)	400	16,188
NeoStem, Inc.* (Healthcare-Services)	480	3,130
NETGEAR, Inc.* (Telecommunications)	400	13,908
NetScout Systems, Inc.* (Computers)	400	17,736
Neuralstem, Inc.* (Biotechnology)	1,120	4,726
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	880	13,059
NeuStar, Inc.*—Class A (Telecommunications)	640	16,653
New Jersey Resources Corp. (Gas)	480	27,437
New Media Investment Group, Inc.* (Internet)	400	5,644
New Residential Investment Corp. (REIT)	3,120	19,656
New York & Co., Inc.* (Retail)	800	2,952

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 141

Common Stocks, continued

	Shares	Value
New York Mortgage Trust, Inc. (REIT)	1,120	$8,747
New York REIT, Inc. (REIT)	1,920	21,235
NewBridge Bancorp* (Banks)	560	4,514
Newpark Resources, Inc.* (Oil & Gas Services)	1,040	12,958
Newport Corp.* (Electronics)	480	8,880
NewStar Financial, Inc.* (Diversified Financial Services)	400	5,624
Nexstar Broadcasting Group, Inc.—Class A (Media)	320	16,515
NIC, Inc. (Internet)	800	12,680
NMI Holdings, Inc.* (Insurance)	640	6,720
Noranda Aluminum Holding Corp. (Mining)	960	3,389
Nordic American Tankers, Ltd. (Transportation)	1,120	10,674
North Atlantic Drilling, Ltd. (Oil & Gas)	880	9,346
Northern Oil & Gas, Inc.* (Oil & Gas)	720	11,729
Northfield BanCorp, Inc. (Savings & Loans)	640	8,390
Northwest Bancshares, Inc. (Savings & Loans)	1,120	15,198
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	640	4,294
Northwest Natural Gas Co. (Gas)	320	15,088
NorthWestern Corp. (Electric)	400	20,876
Novavax, Inc.* (Biotechnology)	2,480	11,458
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,120	37,016
NRG Yield, Inc. (Electric)	240	12,492
Nutrisystem, Inc. (Food)	400	6,844
NuVasive, Inc.* (Healthcare-Products)	480	17,074
NxStage Medical, Inc.* (Healthcare-Products)	720	10,346
Oclaro, Inc.* (Telecommunications)	1,760	3,872
Office Depot, Inc.* (Retail)	5,680	32,320
OFG Bancorp (Banks)	560	10,310
Ohr Pharmaceutical, Inc.* (Pharmaceuticals)	400	3,804
Old National Bancorp (Banks)	1,200	17,136
Olin Corp. (Chemicals)	880	23,690
Olympic Steel, Inc. (Metal Fabricate/Hardware)	320	7,920
OM Group, Inc. (Chemicals)	400	12,972
Omega Protein Corp.* (Pharmaceuticals)	320	4,378
Omeros Corp.* (Biotechnology)	480	8,352
Omnicell, Inc.* (Software)	400	11,484
OmniVision Technologies, Inc.* (Semiconductors)	640	14,067
Omnova Solutions, Inc.* (Chemicals)	640	5,818
On Assignment, Inc.* (Commercial Services)	560	19,919
Oncothyreon, Inc.* (Biotechnology)	1,280	4,147
ONE Gas, Inc. (Gas)	560	21,140
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	320	4,973
OpenTable, Inc.* (Internet)	240	24,865
Opko Health, Inc.* (Pharmaceuticals)	2,160	19,094
OraSure Technologies, Inc.* (Healthcare-Products)	800	6,888
Orbcomm, Inc.* (Telecommunications)	720	4,745
Orbital Sciences Corp.* (Aerospace/Defense)	640	18,912
Orbitz Worldwide, Inc.* (Internet)	720	6,408
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,440	8,899
Organovo Holdings, Inc.* (Biotechnology)	880	7,348
Orient-Express Hotels, Ltd.*—Class A (Lodging)	1,120	16,284
Orion Marine Group, Inc.* (Engineering & Construction)	480	5,198
Oritani Financial Corp. (Savings & Loans)	560	8,618
Otter Tail Corp. (Electric)	400	12,116
Outerwall, Inc.* (Diversified Financial Services)	240	14,244
Owens & Minor, Inc. (Distribution/Wholesale)	720	24,466
Pacific Boisciences of California, Inc.* (Biotechnology)	880	5,438
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	320	4,893
Pacific Sunwear of California, Inc.* (Retail)	1,280	3,046
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	400	36,745
Pain Therapeutics, Inc.* (Pharmaceuticals)	720	4,140
Papa John’s International, Inc. (Retail)	320	13,565
PAREXEL International Corp.* (Commercial Services)	640	33,817
Park Electrochemical Corp. (Electronics)	240	6,770
Park Sterling Corp. (Banks)	720	4,745
Parker Drilling Co.* (Oil & Gas)	1,520	9,910
Parkervision, Inc.* (Telecommunications)	2,160	3,197
Parkway Properties, Inc. (REIT)	800	16,520
Parsley Energy, Inc.*—Class A (Oil & Gas)	560	13,479
Pattern Energy Group, Inc. (Energy-Alternate Sources)	480	15,892
PDC Energy, Inc.* (Oil & Gas)	400	25,260
PDF Solutions, Inc.* (Software)	400	8,488
PDL BioPharma, Inc. (Biotechnology)	1,840	17,811
Pebblebrook Hotel Trust (REIT)	720	26,611
Pegasystems, Inc. (Software)	480	10,138
Pendrell Corp.* (Commercial Services)	2,800	4,928
Penn National Gaming, Inc.* (Entertainment)	960	11,654
Penn Virginia Corp.* (Oil & Gas)	800	13,560
Pennsylvania REIT (REIT)	800	15,056
PennyMac Mortgage Investment Trust (REIT)	800	17,552
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	2,800	5,264
Peregrine Semiconductor Corp.* (Semiconductors)	560	3,842
Perficient, Inc.* (Internet)	480	9,346
Performant FINL Corp.* (Commercial Services)	480	4,848
Pericom Semiconductor Corp.* (Semiconductors)	400	3,616
Pernix Therapeutics Holdings I* (Pharmaceuticals)	560	5,029
PetMed Express, Inc. (Retail)	320	4,314
PetroQuest Energy, Inc.* (Oil & Gas)	880	6,618
PGT, Inc.* (Building Materials)	720	6,098
PharMerica Corp.* (Pharmaceuticals)	400	11,436
PHH Corp.* (Commercial Services)	640	14,707
Photronics, Inc.* (Semiconductors)	800	6,880
Physicians Realty Trust (REIT)	480	6,907
PICO Holdings, Inc.* (Water)	320	7,603
Piedmont Natural Gas Co., Inc. (Gas)	800	29,928
Pier 1 Imports, Inc. (Retail)	1,040	16,026
Pike Electric Corp.* (Electric)	480	4,301
Pinnacle Entertainment, Inc.* (Entertainment)	640	16,115
Pinnacle Financial Partners, Inc. (Banks)	400	15,792
Pioneer Energy Services Corp.* (Oil & Gas Services)	720	12,629
Plantronics, Inc. (Telecommunications)	480	23,064
Platinum Underwriters Holdings, Ltd. (Insurance)	320	20,752
Plexus Corp.* (Electronics)	400	17,316
Plug Power, Inc.* (Energy-Alternate Sources)	2,080	9,734
PLX Technology, Inc.* (Semiconductors)	720	4,658
Ply Gem Holdings, Inc.* (Building Materials)	400	4,040
PMC-Sierra, Inc.* (Semiconductors)	2,000	15,220
PNM Resources, Inc. (Electric)	880	25,810
Polycom, Inc.* (Telecommunications)	1,520	19,046
PolyOne Corp. (Chemicals)	960	40,455
Polypore International, Inc.* (Miscellaneous Manufacturing)	480	22,910
Pool Corp. (Distribution/Wholesale)	480	27,149
Popeyes Louisiana Kitchen, Inc.* (Retail)	240	10,490

See accompanying notes to financial statements.

142 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	560	$33,337
Portland General Electric Co. (Electric)	800	27,736
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	400	11,672
Post Holdings, Inc.* (Food)	480	24,436
Potlatch Corp. (REIT)	480	19,872
Power Integrations, Inc. (Semiconductors)	320	18,413
PowerSecure International, Inc.* (Electrical Components & Equipment)	400	3,896
Pozen, Inc. (Pharmaceuticals)	480	3,998
Premiere Global Services, Inc.* (Telecommunications)	640	8,544
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	560	18,978
PRGX Global, Inc.* (Commercial Services)	560	3,578
Primerica, Inc. (Insurance)	560	26,796
Primoris Services Corp. (Pipelines)	480	13,843
PrivateBancorp, Inc. (Banks)	800	23,248
Procera Networks, Inc.* (Telecommunications)	400	4,036
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	4,827
Progress Software Corp.* (Software)	560	13,462
Proofpoint, Inc.* (Software)	400	14,984
PROS Holdings, Inc.* (Software)	320	8,461
Prosperity Bancshares, Inc. (Banks)	720	45,071
Prothena Corp PLC* (Biotechnology)	320	7,216
Proto Labs, Inc.* (Miscellaneous Manufacturing)	240	19,660
Provident Financial Services, Inc. (Savings & Loans)	720	12,470
PTC Therapeutics, Inc.* (Biotechnology)	320	8,365
Puma Biotechnology, Inc.* (Biotechnology)	240	15,840
QLIK Technologies, Inc.* (Software)	960	21,715
QLogic Corp.* (Semiconductors)	1,040	10,494
Quad Graphics, Inc. (Commercial Services)	400	8,948
Quality Distribution, Inc.* (Transportation)	400	5,944
Quality Systems, Inc. (Software)	640	10,272
Qualys, Inc.* (Computers)	240	6,161
Quanex Building Products Corp. (Building Materials)	480	8,578
Quantum Corp.* (Computers)	3,760	4,587
Quicklogic Corp.* (Semiconductors)	960	4,963
Quicksilver Resources, Inc.* (Oil & Gas)	2,000	5,340
Quidel Corp.* (Healthcare-Products)	400	8,844
QuinStreet, Inc.* (Internet)	720	3,967
Radian Group, Inc. (Insurance)	2,000	29,620
Radio One, Inc.*—Class D (Media)	640	3,155
Radnet, Inc.* (Healthcare-Services)	560	3,713
RAIT Financial Trust (REIT)	1,040	8,601
Rally Software Development COR* (Software)	400	4,356
Rambus, Inc.* (Semiconductors)	1,280	18,304
Ramco-Gershenson Properties Trust (REIT)	800	13,296
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	800	9,240
Raven Industries, Inc. (Miscellaneous Manufacturing)	400	13,256
RBC Bearings, Inc. (Metal Fabricate/Hardware)	240	15,372
RealD, Inc.* (Computers)	560	7,146
RealNetworks, Inc.* (Internet)	480	3,662
RealPage, Inc.* (Software)	640	14,387
Redwood Trust, Inc. (REIT)	960	18,691
Regis Corp. (Retail)	560	7,885
Renasant Corp. (Banks)	400	11,628
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	480	5,506
Rent-A-Center, Inc. (Commercial Services)	560	16,061
Rentech, Inc.* (Chemicals)	3,040	7,874
Repligen Corp.* (Biotechnology)	400	9,116
Repros Therapeutics, Inc.* (Pharmaceuticals)	320	5,536
Republic Airways Holdings, Inc.* (Airlines)	640	6,938
Republic First Bancorp, Inc.* (Banks)	640	3,226
Resolute Energy Corp.* (Oil & Gas)	1,040	8,986
Resolute Forest Products, Inc.* (Forest Products & Paper)	800	13,424
Resource Capital Corp. (REIT)	1,600	9,008
Resources Connection, Inc. (Commercial Services)	560	7,342
Restoration Hardware Holdings* (Retail)	320	29,777
Retail Opportunity Investments Corp. (REIT)	880	13,842
Retailmenot, Inc.* (Internet)	400	10,644
Retrophin, Inc.* (Biotechnology)	400	4,696
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,120	2,576
Rex Energy Corp.* (Oil & Gas)	560	9,918
Rexford Industrial Realty, Inc. (REIT)	400	5,696
Rexnord Corp.* (Metal Fabricate/Hardware)	800	22,520
RF Micro Devices, Inc.* (Telecommunications)	3,040	29,154
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,360	4,937
RingCentral, Inc.*—Class A (Internet)	400	6,052
RLI Corp. (Insurance)	480	21,974
RLJ Lodging Trust (REIT)	1,360	39,289
Roadrunner Transportation Systems, Inc.* (Transportation)	320	8,992
Rockwell Medical, Inc.* (Healthcare-Products)	560	6,714
Rofin-Sinar Technologies, Inc.* (Electronics)	400	9,616
Rosetta Resources, Inc.* (Oil & Gas)	640	35,103
Rosetta Stone, Inc.* (Software)	400	3,888
Roundy’s, Inc. (Retail)	720	3,967
Rouse Properties, Inc. (REIT)	480	8,213
RPX Corp.* (Commercial Services)	640	11,360
RSP Permian, Inc.* (Oil & Gas)	240	7,786
RTI Biologics, Inc.* (Biotechnology)	1,040	4,524
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	400	10,636
Rubicon Technology, Inc.* (Semiconductors)	480	4,200
Ruby Tuesday, Inc.* (Retail)	880	6,679
Ruckus Wireless, Inc.* (Telecommunications)	800	9,528
Rudolph Technologies, Inc.* (Semiconductors)	560	5,533
Rush Enterprises, Inc.*—Class A (Retail)	400	13,868
Ruth’s Hospitality Group, Inc. (Retail)	480	5,928
Ryman Hospitality Properties, Inc. (REIT)	480	23,112
S&T Bancorp, Inc. (Banks)	400	9,940
Sabra Health Care REIT, Inc. (REIT)	560	16,078
Safe Bulkers, Inc. (Transportation)	560	5,466
Safeguard Scientifics, Inc.* (Internet)	320	6,653
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	320	8,275
Saia, Inc.* (Transportation)	320	14,058
Sanchez Energy Corp.* (Oil & Gas)	480	18,043
Sanderson Farms, Inc. (Food)	240	23,328
Sandy Spring Bancorp, Inc. (Banks)	320	7,971
Sangamo Biosciences, Inc.* (Biotechnology)	800	12,216
Sanmina Corp.* (Electronics)	880	20,046
Sapiens International Corp. N.V.* (Software)	480	3,840
Sapient Corp.* (Internet)	1,280	20,801
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	480	14,299
ScanSource, Inc.* (Distribution/Wholesale)	320	12,186
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	320	8,342
Scholastic Corp. (Media)	320	10,909
Schulman (A.), Inc. (Chemicals)	320	12,384

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 143

Common Stocks, continued

	Shares	Value
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	320	$13,971
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	880	4,629
Science Applications International Corp. (Computers)	480	21,197
Scientific Games Corp.*—Class A (Entertainment)	640	7,117
Sciquest, Inc.* (Software)	400	7,076
Scorpio Bulkers, Inc.* (Transportation)	1,600	14,240
Scorpio Tankers, Inc. (Transportation)	2,160	21,967
SeaChange International, Inc.* (Software)	560	4,486
SEACOR Holdings, Inc.* (Oil & Gas Services)	240	19,740
Select Comfort Corp.* (Home Furnishings)	640	13,222
Select Income REIT (REIT)	400	11,856
Select Medical Holdings Corp. (Healthcare-Services)	880	13,728
Selective Insurance Group, Inc. (Insurance)	640	15,821
SemGroup Corp.—Class A (Pipelines)	480	37,848
Semtech Corp.* (Semiconductors)	720	18,828
Senomyx, Inc.* (Food)	640	5,536
Sensient Technologies Corp. (Chemicals)	560	31,203
Sequenom, Inc.* (Biotechnology)	1,680	6,502
ServiceSource International, Inc.* (Commercial Services)	1,040	6,032
SFX Entertainment, Inc.* (Commercial Services)	720	5,832
Shenandoah Telecommunications Co. (Telecommunications)	320	9,747
Ship Finance International, Ltd. (Transportation)	720	13,385
ShoreTel, Inc.* (Telecommunications)	880	5,738
Shutterfly, Inc.* (Internet)	400	17,224
Silicon Graphics International Corp.* (Computers)	560	5,387
Silicon Image, Inc.* (Semiconductors)	1,120	5,645
Silicon Laboratories, Inc.* (Semiconductors)	480	23,640
Silver Bay Realty Trust Corp. (REIT)	480	7,834
Silver Spring Networks, Inc.* (Computers)	480	6,398
Simpson Manufacturing Co., Inc. (Building Materials)	480	17,452
Sinclair Broadcast Group, Inc.—Class A (Media)	720	25,020
Sizmek, Inc.* (Advertising)	400	3,812
Skechers U.S.A., Inc.*—Class A (Apparel)	400	18,280
Skilled Healthcare Group, Inc.*—Class A (Healthcare-Services)	480	3,019
SkyWest, Inc. (Airlines)	640	7,821
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	640	9,306
Snyders-Lance, Inc. (Food)	560	14,818
Solazyme, Inc.* (Energy-Alternate Sources)	880	10,366
Sonic Automotive, Inc.—Class A (Retail)	480	12,806
Sonic Corp.* (Retail)	640	14,131
Sonus Networks, Inc.* (Telecommunications)	2,960	10,626
Sotheby’s—Class A (Commercial Services)	640	26,873
South Jersey Industries, Inc. (Gas)	400	24,164
South State Corp. (Banks)	240	14,640
Southwest Gas Corp. (Gas)	480	25,339
Sovran Self Storage, Inc. (REIT)	320	24,720
Spansion, Inc.*—Class A (Computers)	720	15,170
Spartan Motors, Inc. (Auto Parts & Equipment)	720	3,269
SpartanNash Co. (Food)	480	10,085
Spectranetics Corp.* (Healthcare-Products)	480	10,982
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	880	7,154
Speed Commerce, Inc.* (Distribution/Wholesale)	1,040	3,890
Springleaf Holdings, Inc.* (Diversified Financial Services)	320	8,304
SS&C Technologies Holdings, Inc.* (Software)	720	31,839
St. Joe Co.* (Real Estate)	720	18,310
Staar Surgical Co.* (Healthcare-Products)	480	8,064
STAG Industrial, Inc. (REIT)	560	13,446
Stage Stores, Inc. (Retail)	400	7,476
Standard Pacific Corp.* (Home Builders)	1,680	14,448
Starwood Waypoint Residential Trust* (REIT)	480	12,581
State Bank Finacial Corp. (Banks)	400	6,764
Steelcase, Inc.—Class A (Office Furnishings)	960	14,525
Stein Mart, Inc. (Retail)	400	5,556
STERIS Corp. (Healthcare-Products)	640	34,227
Sterling Bancorp (Savings & Loans)	960	11,520
Steven Madden, Ltd.* (Apparel)	640	21,952
Stewart Information Services Corp. (Insurance)	240	7,442
Stifel Financial Corp.* (Diversified Financial Services)	720	34,093
Stillwater Mining Co.* (Mining)	1,280	22,464
Stone Energy Corp.* (Oil & Gas)	640	29,946
Stoneridge, Inc.* (Electronics)	480	5,146
Strategic Hotels & Resorts, Inc.* (REIT)	2,640	30,914
Summit Hotel Properties, Inc. (REIT)	1,040	11,024
Sun Bancorp, Inc.* (Banks)	880	3,529
Sun Communities, Inc. (REIT)	480	23,923
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	240	9,744
SunCoke Energy, Inc.* (Coal)	800	17,200
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	800	5,216
Sunstone Hotel Investors, Inc. (REIT)	2,000	29,860
Super Micro Computer, Inc.* (Computers)	400	10,108
Superior Industries International, Inc. (Auto Parts & Equipment)	320	6,598
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	480	5,256
SUPERVALU, Inc.* (Food)	2,240	18,413
Susquehanna Bancshares, Inc. (Banks)	2,080	21,965
Swift Energy Co.* (Oil & Gas)	560	7,269
Swift Transportation Co.* (Transportation)	960	24,221
SWS Group, Inc.* (Diversified Financial Services)	560	4,077
Sykes Enterprises, Inc.* (Computers)	480	10,430
Symetra Financial Corp. (Insurance)	800	18,192
Symmetry Medical, Inc.* (Healthcare-Products)	560	4,962
Synageva BioPharma Corp.* (Biotechnology)	240	25,151
Synaptics, Inc.* (Computers)	400	36,257
Synchronoss Technologies, Inc.* (Software)	400	13,984
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	1,440	5,861
Synergy Resources Corp.* (Oil & Gas)	800	10,600
SYNNEX Corp.* (Software)	320	23,312
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,040	4,254
Take-Two Interactive Software, Inc.* (Software)	1,040	23,130
TAL International Group, Inc. (Trucking & Leasing)	400	17,744
Taminco Corp.* (Chemicals)	400	9,304
Tangoe, Inc.* (Software)	480	7,229
TASER International, Inc.* (Electronics)	640	8,512
Team Health Holdings, Inc.* (Commercial Services)	720	35,957
Team, Inc.* (Commercial Services)	240	9,845
Teekay Tankers, Ltd.—Class A (Transportation)	1,040	4,462
TeleCommunication Systems, Inc.*—Class A (Internet)	1,040	3,422

See accompanying notes to financial statements.

144 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Teledyne Technologies, Inc.* (Aerospace/Defense)	400	$38,868
Telenav, Inc.* (Telecommunications)	560	3,186
Tenneco, Inc.* (Auto Parts & Equipment)	640	42,048
Terreno Realty Corp. (REIT)	400	7,732
Tesco Corp. (Oil & Gas Services)	400	8,536
Tessera Technologies, Inc. (Semiconductors)	640	14,131
TETRA Tech, Inc. (Environmental Control)	720	19,800
TETRA Technologies, Inc.* (Oil & Gas Services)	960	11,309
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	320	4,317
Texas Capital Bancshares, Inc.* (Banks)	480	25,896
Texas Industries, Inc.* (Building Materials)	240	22,166
Texas Roadhouse, Inc.—Class A (Retail)	800	20,800
Textainer Group Holdings, Ltd. (Trucking & Leasing)	240	9,269
Tg Therapeutics, Inc.* (Pharmaceuticals)	400	3,756
The Andersons, Inc. (Agriculture)	320	16,505
The Brink’s Co. (Commercial Services)	560	15,803
The Buckle, Inc. (Retail)	320	14,195
The Cato Corp.—Class A (Retail)	320	9,888
The Cheesecake Factory, Inc. (Retail)	560	25,995
The Children’s Place Retail Stores, Inc. (Retail)	240	11,911
The Corporate Executive Board Co. (Commercial Services)	400	27,288
The Ensign Group, Inc. (Healthcare-Services)	240	7,459
The Finish Line, Inc.—Class A (Retail)	560	16,654
The Fresh Market, Inc.* (Food)	480	16,066
The Geo Group, Inc. (REIT)	800	28,584
The Greenbrier Cos., Inc.* (Trucking & Leasing)	320	18,432
The KEYW Holding Corp.* (Computers)	480	6,034
The McClatchy Co.*—Class A (Media)	960	5,328
The Medicines Co.* (Biotechnology)	720	20,923
The Men’s Wearhouse, Inc. (Retail)	480	26,785
The New York Times Co.—Class A (Media)	1,520	23,119
The Pantry, Inc.* (Retail)	320	5,184
The Pep Boys-Manny, Moe & Jack* (Retail)	720	8,251
The Ryland Group, Inc. (Home Builders)	480	18,931
The Ultimate Software Group, Inc.* (Software)	320	44,214
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,360	6,011
Theravance Biopharma, Inc.* (Biotechnology)	320	10,202
Theravance, Inc. (Biotechnology)	880	26,206
Thermon Group Holdings, Inc.* (Oil & Gas Services)	400	10,528
Third Point Reinsurance, Ltd.* (Insurance)	720	10,987
Thoratec Corp.* (Healthcare-Products)	640	22,310
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,040	4,118
Tile Shop Holdings, Inc.* (Retail)	400	6,116
Time, Inc.* (Media)	1,200	29,065
Titan International, Inc. (Auto Parts & Equipment)	560	9,419
TiVo, Inc.* (Home Furnishings)	1,280	16,525
Tornier N.V.* (Healthcare-Products)	400	9,352
Tower International, Inc.* (Auto Parts & Equipment)	240	8,842
TowneBank (Banks)	400	6,284
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	400	4,556
TransEnterix, Inc.* (Healthcare-Products)	640	3,226
Tredegar Corp. (Miscellaneous Manufacturing)	320	7,491
TreeHouse Foods, Inc.* (Food)	400	32,028
Tremor Video, Inc.* (Internet)	720	3,398
Trex Co., Inc.* (Building Materials)	400	11,528
Triangle Petroleum Corp.* (Oil & Gas)	880	10,340
TriMas Corp.* (Miscellaneous Manufacturing)	480	18,302
Triple-S Management Corp.* (Healthcare-Services)	320	5,738
TriQuint Semiconductor, Inc.* (Semiconductors)	1,840	29,089
Tristate Capital Holdings, Inc.* (Banks)	320	4,522
Tronox, Ltd. (Chemicals)	720	19,368
TrueBlue, Inc.* (Commercial Services)	480	13,234
Trulia, Inc.* (Internet)	400	18,952
TrustCo Bank Corp. (Banks)	1,200	8,016
Trustmark Corp. (Banks)	720	17,777
TTM Technologies, Inc.* (Electronics)	800	6,560
Tuesday Morning Corp.* (Retail)	560	9,979
Tumi Holdings, Inc.* (Household Products/Wares)	560	11,273
Tutor Perini Corp.* (Engineering & Construction)	400	12,696
Tyler Technologies, Inc.* (Software)	320	29,187
U.S. Silica Holdings, Inc. (Mining)	560	31,046
Ubiquiti Networks, Inc.* (Telecommunications)	320	14,461
UIL Holdings Corp. (Electric)	640	24,774
Ultra Clean Holdings, Inc.* (Semiconductors)	480	4,344
Ultrapetrol Bahamas, Ltd.* (Transportation)	800	2,376
Ultratech Stepper, Inc.* (Semiconductors)	400	8,872
UMB Financial Corp. (Banks)	400	25,356
Umpqua Holdings Corp. (Banks)	1,760	31,539
Unilife Corp.* (Healthcare-Products)	1,680	4,973
Union Bankshares Corp. (Banks)	560	14,364
Unisys Corp.* (Computers)	560	13,854
United Bankshares, Inc. (Banks)	720	23,278
United Community Banks, Inc. (Banks)	640	10,477
United Community Financial Corp.* (Savings & Loans)	960	3,965
United Financial Bancorp, Inc. (Savings & Loans)	640	8,672
United Fire Group, Inc. (Insurance)	240	7,037
United Natural Foods, Inc.* (Food)	560	36,457
United Stationers, Inc. (Distribution/Wholesale)	480	19,906
Universal American Corp. (Healthcare-Services)	640	5,331
Universal Corp. (Agriculture)	240	13,284
Universal Display Corp.* (Electrical Components & Equipment)	480	15,408
Universal Forest Products, Inc. (Building Materials)	240	11,585
Universal Insurance Holdings, Inc. (Insurance)	480	6,226
Universal Technical Institute, Inc. (Commercial Services)	400	4,856
UNS Energy Corp. (Electric)	480	28,997
Unwired Planet, Inc.* (Internet)	1,840	4,103
Urstadt Biddle Properties—Class A (REIT)	320	6,682
US Ecology, Inc. (Environmental Control)	240	11,748
USA Mobility, Inc. (Telecommunications)	320	4,928
UTI Worldwide, Inc.* (Transportation)	1,120	11,581
VAALCO Energy, Inc.* (Oil & Gas)	800	5,784
Vail Resorts, Inc. (Entertainment)	400	30,872
Valley National Bancorp (Banks)	2,160	21,406
ValueVision Media, Inc.*—Class A (Advertising)	800	3,992
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	480	7,766
Vantage Drilling Co.* (Oil & Gas)	3,040	5,837
Vantagesouth Bancshares, Inc.* (Banks)	480	2,856
VASCO Data Security International, Inc.* (Internet)	480	5,568
Vector Group, Ltd. (Agriculture)	720	14,890
Veeco Instruments, Inc.* (Semiconductors)	480	17,885
Vera Bradley, Inc.* (Retail)	320	6,998
Verastem, Inc.* (Biotechnology)	400	3,624
Verint Systems, Inc.* (Software)	560	27,468
Viad Corp. (Commercial Services)	320	7,629

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 145

Common Stocks, continued

	Shares	Value
ViaSat, Inc.* (Telecommunications)	480	$27,821
ViewPoint Financial Group, Inc. (Banks)	480	12,917
Violin Memory, Inc.* (Computers)	1,200	5,316
VirnetX Holding Corp.* (Internet)	560	9,862
Virtusa Corp.* (Computers)	320	11,456
VistaPrint N.V.* (Commercial Services)	400	16,184
Vitacost.com, Inc.* (Internet)	560	3,506
Vitamin Shoppe, Inc.* (Retail)	320	13,766
Vitesse Semiconductor Corp.* (Semiconductors)	1,040	3,588
VIVUS, Inc.* (Pharmaceuticals)	1,280	6,810
Vocera Communications, Inc.* (Computers)	400	5,280
Volcano Corp.* (Healthcare-Products)	640	11,270
Vonage Holdings Corp.* (Telecommunications)	2,240	8,400
Vringo, Inc.* (Telecommunications)	1,280	4,378
W&T Offshore, Inc. (Oil & Gas)	480	7,858
Wabash National Corp.* (Auto Manufacturers)	800	11,400
WageWorks, Inc.* (Diversified Financial Services)	400	19,283
Walter Energy, Inc. (Coal)	960	5,232
Walter Investment Management Corp.* (Diversified Financial Services)	400	11,912
Warren Resources, Inc.* (Oil & Gas)	1,040	6,448
Washington Federal, Inc. (Savings & Loans)	1,120	25,122
Washington REIT (REIT)	720	18,706
Waterstone Financial, Inc. (Savings & Loans)	480	5,477
Watsco, Inc. (Distribution/Wholesale)	240	24,662
Watts Water Technologies, Inc.—Class A (Electronics)	320	19,754
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	560	6,059
Web.com Group, Inc.* (Internet)	560	16,167
WebMD Health Corp.* (Internet)	400	19,320
Webster Financial Corp. (Banks)	960	30,278
Weight Watchers International, Inc. (Commercial Services)	400	8,068
WellCare Health Plans, Inc.* (Healthcare-Services)	480	35,837
Werner Enterprises, Inc. (Transportation)	480	12,725
WesBanco, Inc. (Banks)	320	9,933
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	640	12,774
West Corp. (Telecommunications)	480	12,864
West Pharmaceutical Services, Inc. (Healthcare-Products)	720	30,370
Westamerica Bancorp (Banks)	320	16,730
Western Alliance Bancorp* (Banks)	800	19,040
Western Asset Mortgage Capital Corp. (REIT)	560	7,935
Western Refining, Inc. (Oil & Gas)	560	21,028
WEX, Inc.* (Commercial Services)	400	41,988
WGL Holdings, Inc. (Gas)	560	24,136
Whitestone REIT (REIT)	320	4,771
Willbros Group, Inc.* (Oil & Gas Services)	560	6,916
Wilshire Bancorp, Inc. (Banks)	880	9,038
Winnebago Industries, Inc.* (Home Builders)	320	8,058
Winthrop Realty Trust (REIT)	480	7,368
Wintrust Financial Corp. (Banks)	480	22,080
WisdomTree Investments, Inc.* (Diversified Financial Services)	1,200	14,832
Wolverine World Wide, Inc. (Apparel)	1,120	29,188
Woodward, Inc. (Electronics)	720	36,130
World Wrestling Entertainment, Inc.—Class A (Media)	480	5,726
Worthington Industries, Inc. (Metal Fabricate/Hardware)	560	24,102
Wright Medical Group, Inc.* (Healthcare-Products)	560	17,584
Xcerra Corp.* (Semiconductors)	720	6,552
Xenoport, Inc.* (Pharmaceuticals)	960	4,637
XO Group, Inc.* (Internet)	400	4,888
Xoma Corp.* (Biotechnology)	1,280	5,875
Xoom Corp.* (Commercial Services)	400	10,544
XPO Logistics, Inc.* (Transportation)	560	16,027
YRC Worldwide, Inc.* (Transportation)	400	11,244
Zeltiq Aesthetics, Inc.* (Healthcare-Products)	720	10,937
Zep, Inc. (Chemicals)	320	5,651
ZIOPHARM Oncology, Inc.* (Biotechnology)	960	3,869
Zix Corp.* (Internet)	1,360	4,651
Zoe’s Kitchen, Inc.* (Retail)	320	11,002
Zumiez, Inc.* (Retail)	1,440	39,731
TOTAL COMMON STOCKS (Cost $13,183,490)		17,661,482

Contingent Rights(NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	1,360	—
Leap Wireless International, Inc.*+(b) (Telecommunications)	800	2,016
Trius Therapeutics, Inc.*+(a) (Biotechnology)	490	—
TOTAL CONTINGENT RIGHTS (Cost $2,016)		2,016

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	196	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d) (45.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $16,139,012	$16,139,000	$16,139,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,139,000)		16,139,000
TOTAL INVESTMENT SECURITIES (Cost $29,324,506)—96.0%		33,802,498
Net other assets (liabilities)—4.0%		1,409,710
NET ASSETS—100.0%		$35,212,208

*	Non-income producing security
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of 6/30/2014, these securities represented less than 0.005% of the net assets of the Fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

146 :: ProFund VP UltraSmall-Cap :: Financial Statements

(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $5,960,000.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/22/14 (Underlying notional amount at value $4,397,080)	37	$100,757

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	(0.48)%	7/28/14	$10,759,821	$34,731
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.28)%	7/28/14	14,361,473	39,959
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	(0.18)%	7/28/14	8,626,128	34,221
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.03)%	7/28/14	14,788,992	43,373
				$152,284

^	Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Advertising	$39,762	0.1%
Aerospace/Defense	255,424	0.7%
Agriculture	51,626	0.1%
Airlines	51,080	0.1%
Apparel	105,662	0.3%
Auto Manufacturers	11,400	NM
Auto Parts & Equipment	227,356	0.6%
Banks	1,097,369	3.1%
Biotechnology	697,350	2.0%
Building Materials	219,855	0.7%
Chemicals	381,155	1.1%
Coal	55,421	0.2%
Commercial Services	972,258	2.8%
Computers	418,156	1.1%
Cosmetics/Personal Care	6,854	NM
Distribution/Wholesale	141,757	0.4%
Diversified Financial Services	405,287	1.1%
Electric	400,875	1.2%
Electrical Components & Equipment	206,187	0.6%
Electronics	343,252	1.0%
Energy-Alternate Sources	84,952	0.2%
Engineering & Construction	121,216	0.4%
Entertainment	142,942	0.4%
Environmental Control	102,099	0.3%
Food	263,048	0.8%
Forest Products & Paper	90,156	0.3%
Gas	186,652	0.6%
Hand/Machine Tools	22,585	0.1%
Healthcare-Products	626,381	1.8%
Healthcare-Services	274,071	0.8%
Holding Companies-Diversified	34,419	0.1%
Home Builders	113,101	0.3%
Home Furnishings	80,298	0.2%
Household Products/Wares	45,793	0.1%
Housewares	8,525	NM
Insurance	470,459	1.4%
Internet	435,836	1.3%
Investment Companies	7,917	NM
Iron/Steel	43,235	0.1%
Leisure Time	108,076	0.4%
Lodging	54,660	0.2%
Machinery-Construction & Mining	18,394	0.1%
Machinery-Diversified	123,714	0.3%
Media	236,234	0.7%
Metal Fabricate/Hardware	136,940	0.4%
Mining	157,096	0.4%
Miscellaneous Manufacturing	310,624	0.9%
Multi-National	11,868	NM
Office Furnishings	77,428	0.2%
Oil & Gas	660,636	1.8%
Oil & Gas Services	296,501	0.9%
Packaging & Containers	65,016	0.2%
Pharmaceuticals	588,379	1.7%
Pipelines	51,691	0.1%
Real Estate	103,676	0.3%
REIT	1,547,637	4.3%
Retail	951,742	2.6%
Savings & Loans	262,509	0.7%
Semiconductors	690,778	2.0%
Software	858,780	2.4%
Storage/Warehousing	35,761	0.1%
Telecommunications	581,963	1.6%
Toys/Games/Hobbies	6,468	NM
Transportation	402,606	1.2%
Trucking & Leasing	45,445	0.2%
Water	37,105	0.1%
Other**	17,548,710	49.8%
Total	$35,212,208	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 147

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$29,324,506
Securities, at value	17,663,498
Repurchase agreements, at value	16,139,000
Total Investment Securities, at value	33,802,498
Cash	73,300
Segregated cash balances with brokers	214,600
Segregated cash balances with custodian	738
Dividends and interest receivable	18,921
Unrealized gain on swap agreements	152,284
Receivable for capital shares issued	2,693,787
Receivable for investments sold	59,372
Variation margin on futures contracts	16,650
Prepaid expenses	450
TOTAL ASSETS	37,032,600

LIABILITIES:
Payable for investments purchased	129,488
Payable for capital shares redeemed	1,596,980
Advisory fees payable	18,980
Management services fees payable	2,531
Administration fees payable	966
Administrative services fees payable	13,291
Distribution fees payable	13,392
Trustee fees payable	10
Transfer agency fees payable	1,582
Fund accounting fees payable	1,913
Compliance services fees payable	180
Other accrued expenses	41,079
TOTAL LIABILITIES	1,820,392
NET ASSETS	$35,212,208

NET ASSETS CONSIST OF:
Capital	$32,825,939
Accumulated net investment income (loss)	(159,585)
Accumulated net realized gains (losses) on investments	(2,185,179)
Net unrealized appreciation (depreciation) on investments	4,731,033
NET ASSETS	$35,212,208

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,663,206
Net Asset Value (offering and redemption price per share)	$21.17

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$119,731
Interest	1,060
Foreign tax withholding	(35)
TOTAL INVESTMENT INCOME	120,756

EXPENSES:
Advisory fees	120,680
Management services fees	16,090
Administration fees	7,574
Transfer agency fees	11,495
Administrative services fees	42,064
Distribution fees	40,227
Custody fees	7,252
Fund accounting fees	19,611
Trustee fees	505
Compliance services fees	207
Other fees	25,663
Total Gross Expenses before reductions	291,368
Expenses reduced and reimbursed by the Advisor	(21,045)
TOTAL NET EXPENSES	270,323
NET INVESTMENT INCOME (LOSS)	(149,567)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	848,698
Net realized gains (losses) on futures contracts	189,055
Net realized gains (losses) on swap agreements	293,109
Change in net unrealized appreciation/depreciation on investments	(523,765)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	807,097

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$657,530

See accompanying notes to financial statements.

148 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(149,567)	$(244,651)
Net realized gains (losses) on investments	1,330,862	12,917,843
Change in net unrealized appreciation/depreciation on investments	(523,765)	3,258,007
Change in net assets resulting from operations	657,530	15,931,199

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(4,961,421)	—
Change in net assets resulting from distributions	(4,961,421)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	190,122,303	329,162,475
Dividends reinvested	4,961,421	—
Value of shares redeemed	(190,831,200)	(329,280,308)
Change in net assets resulting from capital transactions	4,252,524	(117,833)
Change in net assets	(51,367)	15,813,366

NET ASSETS:
Beginning of period	35,263,575	19,450,209
End of period	$35,212,208	$35,263,575
Accumulated net investment income (loss)	$(159,585)	$(10,018)

SHARE TRANSACTIONS:
Issued	8,174,734	17,743,887
Reinvested	258,273	—
Redeemed	(8,185,784)	(17,784,966)
Change in shares	247,223	(41,079)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap :: 149

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$24.90		$13.35	$10.30	$16.15	$10.89	$7.77

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.18)	(0.10)	(0.20)	(0.18)	(0.07)
Net realized and unrealized gains (losses) on investments	0.77		11.73	3.15	(1.96)	5.44	3.20
Total income (loss) from investment activities	0.66		11.55	3.05	(2.16)	5.26	3.13

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.01)
Net realized gains on investments	(4.39)		—	—	(3.53)	—	—
Return of capital	—		—	—	(0.16)	—	—
Total distributions	(4.39)		—	—	(3.69)	—	(0.01)

Net Asset Value, End of Period	$21.17		$24.90	$13.35	$10.30	$16.15	$10.89

Total Return	4.44	%(b)	86.52%	29.61%	(18.83)%	48.44%	40.18%

Ratios to Average Net Assets:
Gross expenses(c)	1.81%		1.80%	1.94%	1.84%	1.82%	1.89%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(c)	(0.93)%		(0.95)%	(0.86)%	(1.50)%	(1.41)%	(0.97)%

Supplemental Data:
Net assets, end of period (000’s)	$35,212		$35,264	$19,450	$19,060	$32,266	$16,830
Portfolio turnover rate(d)	15	%(b)	32%	59%	38%	211%	153%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

150 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP UltraNASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Futures Contracts	15%
Swap Agreements	137%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	6.4%
Google, Inc.	4.1%
Microsoft Corp.	3.9%
Intel Corp.	1.8%
Amazon.com, Inc.	1.7%

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	34%
Consumer Non-cyclical	18%
Consumer Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (49.2%)

	Shares	Value
Activision Blizzard, Inc. (Software)	5,513	$122,940
Adobe Systems, Inc.* (Software)	3,848	278,441
Akamai Technologies, Inc.* (Software)	1,369	83,591
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,517	237,031
Altera Corp. (Semiconductors)	2,405	83,598
Amazon.com, Inc.* (Internet)	3,552	1,153,619
Amgen, Inc. (Biotechnology)	5,846	691,991
Analog Devices, Inc. (Semiconductors)	2,405	130,038
Apple Computer, Inc. (Computers)	46,435	4,315,204
Applied Materials, Inc. (Semiconductors)	9,361	211,091
Autodesk, Inc.* (Software)	1,739	98,045
Automatic Data Processing, Inc. (Commercial Services)	3,700	293,336
Avago Technologies, Ltd. (Semiconductors)	1,924	138,663
Baidu, Inc.*ADR (Internet)	2,146	400,894
Bed Bath & Beyond, Inc.* (Retail)	1,554	89,169
Biogen Idec, Inc.* (Biotechnology)	1,813	571,657
Broadcom Corp.—Class A (Semiconductors)	4,107	152,452
C.H. Robinson Worldwide, Inc. (Transportation)	1,147	73,167
CA, Inc. (Software)	3,404	97,831
Catamaran Corp.* (Pharmaceuticals)	1,591	70,259
Celgene Corp.* (Biotechnology)	6,142	527,475
Cerner Corp.* (Software)	2,627	135,501
Charter Communications, Inc.*—Class A (Media)	851	134,781
Check Point Software Technologies, Ltd.* (Software)	1,480	99,204
Cisco Systems, Inc. (Telecommunications)	39,442	980,134
Citrix Systems, Inc.* (Software)	1,258	78,688
Cognizant Technology Solutions Corp.* (Computers)	4,699	229,827
Comcast Corp.—Class A (Media)	16,539	887,813
Costco Wholesale Corp. (Retail)	3,404	392,005
DIRECTV*—Class A (Media)	3,885	330,264
Discovery Communications, Inc.*—Class A (Media)	1,147	85,199
DISH Network Corp.*—Class A (Media)	1,702	110,766
Dollar Tree, Inc.* (Retail)	1,591	86,646
eBay, Inc.* (Internet)	9,768	488,986
Equinix, Inc.* (Internet)	370	77,733
Expedia, Inc. (Internet)	888	69,939
Expeditors International of Washington, Inc. (Transportation)	1,517	66,991
Express Scripts Holding Co.* (Pharmaceuticals)	5,957	412,999
F5 Networks, Inc.* (Internet)	592	65,972
Facebook, Inc.*—Class A (Internet)	15,355	1,033,238
Fastenal Co. (Distribution/Wholesale)	2,294	113,530
Fiserv, Inc.* (Software)	1,924	116,056
Garmin, Ltd. (Electronics)	1,517	92,385
Gilead Sciences, Inc.* (Biotechnology)	11,840	981,654
Google, Inc.*—Class C (Internet)	2,590	1,489,975
Google, Inc.*—Class A (Internet)	2,183	1,276,336
Henry Schein, Inc.* (Healthcare-Products)	666	79,034
Illumina, Inc.* (Biotechnology)	999	178,361
Intel Corp. (Semiconductors)	38,332	1,184,459
Intuit, Inc. (Software)	2,183	175,797
Intuitive Surgical, Inc.* (Healthcare-Products)	296	121,893
Keurig Green Mountain, Inc. (Beverages)	1,258	156,759
KLA-Tencor Corp. (Semiconductors)	1,295	94,069
Kraft Foods Group, Inc. (Food)	4,588	275,051
Liberty Global PLC*—Class A (Media)	1,665	73,626
Liberty Media Corp.* (Media)	814	111,258
Liberty Media Holding Corp.—Interactive Series A* (Internet)	3,552	104,287
Linear Technology Corp. (Semiconductors)	1,813	85,338
Marriott International, Inc.—Class A (Lodging)	2,257	144,674
Mattel, Inc. (Toys/Games/Hobbies)	2,627	102,374
Maxim Integrated Products, Inc. (Semiconductors)	2,183	73,807
Micron Technology, Inc.* (Semiconductors)	8,251	271,870
Microsoft Corp. (Software)	63,640	2,653,788
Mondelez International, Inc.—Class A (Food)	13,024	489,832
Monster Beverage Corp.* (Beverages)	1,295	91,984
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,886	148,802
NetApp, Inc. (Computers)	2,553	93,236
Netflix, Inc.* (Internet)	444	195,626
NVIDIA Corp. (Semiconductors)	4,292	79,574
NXP Semiconductors NV* (Semiconductors)	1,924	127,330
O’Reilly Automotive, Inc.* (Retail)	814	122,588
PACCAR, Inc. (Auto Manufacturers)	2,738	172,028
Paychex, Inc. (Software)	2,812	116,867
Priceline.com, Inc.* (Internet)	407	489,621

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 151

Common Stocks, continued

	Shares	Value
Qualcomm, Inc. (Semiconductors)	12,987	$1,028,570
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	777	219,479
Ross Stores, Inc. (Retail)	1,628	107,660
SanDisk Corp. (Computers)	1,739	181,604
SBA Communications Corp.*—Class A (Telecommunications)	999	102,198
Seagate Technology PLC (Computers)	2,516	142,959
Sigma-Aldrich Corp. (Chemicals)	925	93,869
Sirius XM Holdings, Inc.* (Media)	46,472	160,793
Staples, Inc. (Retail)	4,995	54,146
Starbucks Corp. (Retail)	5,809	449,500
Stericycle, Inc.* (Environmental Control)	666	78,868
Symantec Corp. (Internet)	5,328	122,011
Tesla Motors, Inc.* (Auto Manufacturers)	962	230,938
Texas Instruments, Inc. (Semiconductors)	8,325	397,852
Tractor Supply Co. (Retail)	1,073	64,809
TripAdvisor, Inc.* (Internet)	999	108,551
Twenty-First Century Fox, Inc.—Class A (Media)	10,989	386,264
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,295	77,726
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,813	171,655
Viacom, Inc.—Class B (Media)	2,923	253,512
VimpelCom, Ltd.ADR (Telecommunications)	12,728	106,915
Vodafone Group PLCADR (Telecommunications)	3,996	133,427
Western Digital Corp. (Computers)	1,813	167,340
Whole Foods Market, Inc. (Food)	2,849	110,057
Wynn Resorts, Ltd. (Lodging)	777	161,274
Xilinx, Inc. (Semiconductors)	2,072	98,026
Yahoo!, Inc.* (Internet)	7,770	272,960
TOTAL COMMON STOCKS (Cost $16,742,566)		33,154,010

Repurchase Agreements(a)(b) (42.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $28,760,021	$28,760,000	$28,760,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,760,000)		28,760,000
TOTAL INVESTMENT SECURITIES (Cost $45,502,566)—91.8%		61,914,010
Net other assets (liabilities)—8.2%		5,561,275
NET ASSETS—100.0%		$67,475,285

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $10,014,000.

ADR         American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/22/14 (Underlying notional amount at value $10,296,560)	134	$142,960

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.62%	7/28/14	$29,387,090	$36,141
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	0.42%	7/28/14	30,168,097	39,330
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.47%	7/28/14	24,642,427	32,627
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	0.42%	7/28/14	8,271,471	14,675
				$122,773

^                       Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

152 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

ProFund VP UltraNASDAQ-100 invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Auto Manufacturers	$402,966	0.6%
Beverages	248,743	0.3%
Biotechnology	3,579,303	5.3%
Chemicals	93,869	0.1%
Commercial Services	371,062	0.5%
Computers	5,130,170	7.7%
Distribution/Wholesale	113,530	0.2%
Electronics	92,385	0.1%
Environmental Control	78,868	0.1%
Food	874,940	1.3%
Healthcare-Products	200,927	0.3%
Internet	7,349,748	10.8%
Lodging	305,948	0.5%
Media	2,534,276	3.8%
Pharmaceuticals	632,060	0.9%
Retail	1,366,523	2.0%
Semiconductors	4,156,737	6.2%
Software	4,056,749	6.0%
Telecommunications	1,322,674	2.1%
Toys/Games/Hobbies	102,374	0.2%
Transportation	140,158	0.2%
Other**	34,321,275	50.8%
Total	$67,475,285	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 153

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$45,502,566
Securities, at value	33,154,010
Repurchase agreements, at value	28,760,000
Total Investment Securities, at value	61,914,010
Cash	496
Segregated cash balances with brokers	443,540
Segregated cash balances with custodian	1,870
Dividends and interest receivable	14,646
Unrealized gain on swap agreements	122,773
Receivable for capital shares issued	6,922,204
Variation margin on futures contracts	19,430
Prepaid expenses	785
TOTAL ASSETS	69,439,754

LIABILITIES:
Payable for capital shares redeemed	1,854,270
Advisory fees payable	34,898
Management services fees payable	4,653
Administration fees payable	1,812
Administrative services fees payable	18,170
Distribution fees payable	17,096
Trustee fees payable	19
Transfer agency fees payable	2,968
Fund accounting fees payable	3,590
Compliance services fees payable	328
Other accrued expenses	26,665
TOTAL LIABILITIES	1,964,469
NET ASSETS	$67,475,285

NET ASSETS CONSIST OF:
Capital	$83,919,435
Accumulated net investment income (loss)	(132,819)
Accumulated net realized gains (losses) on investments	(32,988,508)
Net unrealized appreciation (depreciation) on investments	16,677,177
NET ASSETS	$67,475,285

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,152,592
Net Asset Value (offering and redemption price per share)	$58.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$334,805
Interest	1,761
TOTAL INVESTMENT INCOME	336,566

EXPENSES:
Advisory fees	210,301
Management services fees	28,040
Administration fees	10,697
Transfer agency fees	16,230
Administrative services fees	79,156
Distribution fees	70,100
Custody fees	6,301
Fund accounting fees	20,282
Trustee fees	706
Compliance services fees	314
Other fees	34,319
Total Gross Expenses before reductions	476,446
Expenses reduced and reimbursed by the Advisor	(5,372)
TOTAL NET EXPENSES	471,074
NET INVESTMENT INCOME (LOSS)	(134,508)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(279,501)
Net realized gains (losses) on futures contracts	347,247
Net realized gains (losses) on swap agreements	4,232,427
Change in net unrealized appreciation/depreciation on investments	2,003,930
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,304,103

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,169,595

See accompanying notes to financial statements.

154 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(134,508)	$(344,617)
Net realized gains (losses) on investments	4,300,173	18,812,011
Change in net unrealized appreciation/depreciation on investments	2,003,930	5,910,032
Change in net assets resulting from operations	6,169,595	24,377,426

CAPITAL TRANSACTIONS:
Proceeds from shares issued	412,138,518	625,532,775
Value of shares redeemed	(415,770,990)	(614,425,922)
Change in net assets resulting from capital transactions	(3,632,472)	11,106,853
Change in net assets	2,537,123	35,484,279

NET ASSETS:
Beginning of period	64,938,162	29,453,883
End of period	$67,475,285	$64,938,162
Accumulated net investment income (loss)	$(132,819)	$1,689

SHARE TRANSACTIONS:
Issued	7,961,542	16,761,180
Redeemed	(8,069,680)	(16,524,123)
Change in shares	(108,138)	237,057

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraNASDAQ-100 :: 155

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$51.51		$28.77	$21.51	$21.77	$16.10	$7.34

Investment Activities:
Net investment income (loss)(a)	(0.12)		(0.33)	(0.23)	(0.28)	(0.21)	(0.13)
Net realized and unrealized gains (losses) on investments	7.15		23.07	7.49	0.02	5.88	8.89
Total income (loss) from investment activities	7.03		22.74	7.26	(0.26)	5.67	8.76

Net Asset Value, End of Period	$58.54		$51.51	$28.77	$21.51	$21.77	$16.10

Total Return	13.65	%(b)	79.04%	33.75%	(1.19)%	35.22%	119.35%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.72%	1.82%	1.77%	1.80%	1.79%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(c)	(0.48)%		(0.88)%	(0.79)%	(1.25)%	(1.24)%	(1.20)%

Supplemental Data:
Net assets, end of period (000’s)	$67,475		$64,938	$29,454	$34,817	$42,908	$31,422
Portfolio turnover rate(d)	28	%(b)	27%	36%	24%	26%	423%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

156 :: ProFund VP Bear :: Financial Statements

Investment Objective: The ProFund VP Bear seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer Non-cyclical	22%
Financial	16%
Technology	13%
Communications	12%
Energy	11%
Industrial	11%
Consumer Cyclical	9%
Basic Materials	3%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $10,559,008	$10,559,000	$10,559,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,559,000)		10,559,000
TOTAL INVESTMENT SECURITIES (Cost $10,559,000)—99.5%		10,559,000
Net other assets (liabilities)—0.5%		48,975
NET ASSETS—100.0%		$10,607,975

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $1,268,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 9/22/14 (Underlying notional amount at value $2,147,200)	22	$(16,924)

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	(0.37)%	7/28/14	$(7,715,377)	$2,771
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(0.27)%	7/28/14	(743,615)	261
				$3,032

^                       Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 157

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$10,559,000
Repurchase agreements, at value	10,559,000
Total Investment Securities, at value	10,559,000
Segregated cash balances with brokers	120,615
Interest receivable	8
Unrealized gain on swap agreements	3,032
Receivable for capital shares issued	28,281
Variation margin on futures contracts	1,375
Prepaid expenses	163
TOTAL ASSETS	10,712,474

LIABILITIES:
Payable for capital shares redeemed	61,335
Cash overdraft	16,879
Advisory fees payable	6,030
Management services fees payable	804
Administration fees payable	360
Administrative services fees payable	3,675
Distribution fees payable	3,469
Transfer agency fees payable	589
Fund accounting fees payable	713
Compliance services fees payable	62
Other accrued expenses	10,583
TOTAL LIABILITIES	104,499
NET ASSETS	$10,607,975

NET ASSETS CONSIST OF:
Capital	$75,089,971
Accumulated net investment income (loss)	(92,875)
Accumulated net realized gains (losses) on investments	(64,375,229)
Net unrealized appreciation (depreciation) on investments	(13,892)
NET ASSETS	$10,607,975

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,010,705
Net Asset Value (offering and redemption price per share)	$10.50

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$809

EXPENSES:
Advisory fees	41,823
Management services fees	5,576
Administration fees	2,206
Transfer agency fees	3,350
Administrative services fees	16,910
Distribution fees	13,941
Custody fees	4,217
Fund accounting fees	4,119
Trustee fees	149
Compliance services fees	62
Other fees	5,922
Total Gross Expenses before reductions	98,275
Expenses reduced and reimbursed by the Advisor	(4,591)
TOTAL NET EXPENSES	93,684
NET INVESTMENT INCOME (LOSS)	(92,875)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(251,930)
Net realized gains (losses) on swap agreements	(742,815)
Change in net unrealized appreciation/depreciation on investments	155,402
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(839,343)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(932,218)

See accompanying notes to financial statements.

158 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(92,875)	$(257,556)
Net realized gains (losses) on investments	(994,745)	(5,168,516)
Change in net unrealized appreciation/depreciation on investments	155,402	(96,615)
Change in net assets resulting from operations	(932,218)	(5,522,687)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	46,551,414	243,967,997
Value of shares redeemed	(49,685,374)	(236,781,366)
Change in net assets resulting from capital transactions	(3,133,960)	7,186,631
Change in net assets	(4,066,178)	1,663,944

NET ASSETS:
Beginning of period	14,674,153	13,010,209
End of period	$10,607,975	$14,674,153
Accumulated net investment income (loss)	$(92,875)	$—

SHARE TRANSACTIONS:
Issued	4,189,105	18,835,788
Redeemed	(4,469,357)	(18,385,391)
Change in shares	(280,252)	450,397

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bear :: 159

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$11.37		$15.48	$18.56	$20.37	$24.79		$34.42

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.22)	(0.26)	(0.32)	(0.37)		(0.48)
Net realized and unrealized gains (losses) on investments	(0.78)		(3.89)	(2.82)	(1.49)	(4.05)		(9.10)
Total income (loss) from investment activities	(0.87)		(4.11)	(3.08)	(1.81)	(4.42)		(9.58)

Distributions to Shareholders From:
Net investment income	—		—	—	—	—		(0.05)

Net Asset Value, End of Period	$10.50		$11.37	$15.48	$18.56	$20.37		$24.79

Total Return	(7.65	)%(b)	(26.55)%	(16.59)%	(8.89)%	(17.80)%		(27.87)%

Ratios to Average Net Assets:
Gross expenses(c)	1.76%		1.74%	1.78%	1.71%	1.75%		1.77%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%		1.66%
Net investment income (loss)(c)	(1.66)%		(1.65)%	(1.58)%	(1.65)%	(1.57)%		(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$10,608		$14,674	$13,010	$22,381	$26,303		$36,719
Portfolio turnover rate(d)	—		—	—	—	599	%(e)	—

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)                Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to financial statements.

160 :: ProFund VP Short Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	22%
Industrial	19%
Consumer Non-cyclical	18%
Consumer Cyclical	12%
Technology	9%
Basic Materials	5%
Communications	5%
Energy	5%
Utilities	5%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $458,000	$458,000	$458,000
TOTAL REPURCHASE AGREEMENTS (Cost $458,000)		458,000
TOTAL INVESTMENT SECURITIES (Cost $458,000)—95.7%		458,000
Net other assets (liabilities)—4.3%		20,472
NET ASSETS—100.0%		$478,472

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $327,000.

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	(0.07)%	7/28/14	$(145,189)	$(657)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(0.02)%	7/28/14	(332,219)	(1,417)
				$(2,074)

^                       Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 161

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$458,000
Repurchase agreements, at value	458,000
Total Investment Securities, at value	458,000
Cash	397
Receivable for capital shares issued	24,331
Prepaid expenses	11
TOTAL ASSETS	482,739

LIABILITIES:
Unrealized loss on swap agreements	2,074
Advisory fees payable	265
Management services fees payable	35
Administration fees payable	27
Administrative services fees payable	236
Distribution fees payable	208
Transfer agency fees payable	45
Fund accounting fees payable	54
Compliance services fees payable	5
Other accrued expenses	1,318
TOTAL LIABILITIES	4,267
NET ASSETS	$478,472

NET ASSETS CONSIST OF:
Capital	$2,747,250
Accumulated net investment income (loss)	(7,340)
Accumulated net realized gains (losses) on investments	(2,259,364)
Net unrealized appreciation (depreciation) on investments	(2,074)
NET ASSETS	$478,472

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	65,196
Net Asset Value (offering and redemption price per share)	$7.34

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$65

EXPENSES:
Advisory fees	3,306
Management services fees	441
Administration fees	173
Transfer agency fees	264
Administrative services fees	1,440
Distribution fees	1,102
Custody fees	3,881
Fund accounting fees	325
Trustee fees	11
Compliance services fees	5
Other fees	465
Total Gross Expenses before reductions	11,413
Expenses reduced and reimbursed by the Advisor	(4,008)
TOTAL NET EXPENSES	7,405
NET INVESTMENT INCOME (LOSS)	(7,340)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(97,221)
Change in net unrealized appreciation/depreciation on investments	18,732
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(78,489)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(85,829)

See accompanying notes to financial statements.

162 :: ProFund VP Short Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(7,340)	$(19,657)
Net realized gains (losses) on investments	(97,221)	(428,517)
Change in net unrealized appreciation/depreciation on investments	18,732	(10,148)
Change in net assets resulting from operations	(85,829)	(458,322)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,347,586	56,993,828
Value of shares redeemed	(14,208,970)	(57,159,775)
Change in net assets resulting from capital transactions	138,616	(165,947)
Change in net assets	52,787	(624,269)

NET ASSETS:
Beginning of period	425,685	1,049,954
End of period	$478,472	$425,685
Accumulated net investment income (loss)	$(7,340)	$—

SHARE TRANSACTIONS:
Issued	1,850,538	6,242,364
Redeemed	(1,838,383)	(6,283,761)
Change in shares	12,155	(41,397)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Mid-Cap :: 163

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$8.03		$11.12	$13.72	$14.95	$20.16	$31.33

Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.15)	(0.19)	(0.23)	(0.29)	(0.40)
Net realized and unrealized gains (losses) on investments	(0.63)		(2.94)	(2.41)	(1.00)	(4.92)	(10.68)
Total income (loss) from investment activities	(0.69)		(3.09)	(2.60)	(1.23)	(5.21)	(11.08)

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.09)

Net Asset Value, End of Period	$7.34		$8.03	$11.12	$13.72	$14.95	$20.16

Total Return	(8.71	)%(b)	(27.70)%	(18.95)%	(8.23)%	(25.84)%	(35.39)%

Ratios to Average Net Assets:
Gross expenses(c)	2.58%		2.06%	1.95%	1.84%	1.72%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.68%	1.67%
Net investment income (loss)(c)	(1.66)%		(1.65)%	(1.58)%	(1.65)%	(1.57)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$478		$426	$1,050	$2,622	$1,775	$3,905
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

164 :: ProFund VP Short Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(83)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer Non-cyclical	20%
Industrial	14%
Consumer Cyclical	13%
Technology	10%
Communications	7%
Energy	6%
Basic Materials	4%
Utilities	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $3,001,002	$3,001,000	$3,001,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,001,000)		3,001,000
TOTAL INVESTMENT SECURITIES (Cost $3,001,000)—103.0%		3,001,000
Net other assets (liabilities)—(3.0)%		(86,292)
NET ASSETS—100.0%		$2,914,708

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $615,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 9/22/14 (Underlying notional amount at value $475,360)	4	$(5,317)

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	0.78%	7/28/14	$(1,476,835)	$(4,423)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	0.48%	7/28/14	(948,573)	(3,144)
				$(7,567)

^                       Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 165

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$3,001,000
Repurchase agreements, at value	3,001,000
Total Investment Securities, at value	3,001,000
Cash	427
Segregated cash balances with brokers	21,680
Interest receivable	2
Receivable for capital shares issued	84,665
Prepaid expenses	46
TOTAL ASSETS	3,107,820

LIABILITIES:
Payable for capital shares redeemed	176,542
Unrealized loss on swap agreements	7,567
Variation margin on futures contracts	1,800
Advisory fees payable	1,361
Management services fees payable	182
Administration fees payable	104
Administrative services fees payable	1,394
Distribution fees payable	1,424
Transfer agency fees payable	171
Fund accounting fees payable	207
Compliance services fees payable	17
Other accrued expenses	2,343
TOTAL LIABILITIES	193,112
NET ASSETS	$2,914,708

NET ASSETS CONSIST OF:
Capital	$6,728,171
Accumulated net investment income (loss)	(24,503)
Accumulated net realized gains (losses) on investments	(3,776,076)
Net unrealized appreciation (depreciation) on investments	(12,884)
NET ASSETS	$2,914,708

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	715,166
Net Asset Value (offering and redemption price per share)	$4.08

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$222

EXPENSES:
Advisory fees	11,038
Management services fees	1,472
Administration fees	525
Transfer agency fees	798
Administrative services fees	3,966
Distribution fees	3,679
Custody fees	3,453
Fund accounting fees	981
Trustee fees	35
Compliance services fees	17
Other fees	2,033
Total Gross Expenses before reductions	27,997
Expenses reduced and reimbursed by the Advisor	(3,272)
TOTAL NET EXPENSES	24,725
NET INVESTMENT INCOME (LOSS)	(24,503)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(21,407)
Net realized gains (losses) on swap agreements	(239,748)
Change in net unrealized appreciation/depreciation on investments	9,640
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(251,515)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(276,018)

See accompanying notes to financial statements.

166 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(24,503)	$(72,657)
Net realized gains (losses) on investments	(261,155)	(1,812,842)
Change in net unrealized appreciation/depreciation on investments	9,640	35,883
Change in net assets resulting from operations	(276,018)	(1,849,616)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	37,937,713	107,495,541
Value of shares redeemed	(36,804,351)	(107,992,095)
Change in net assets resulting from capital transactions	1,133,362	(496,554)
Change in net assets	857,344	(2,346,170)

NET ASSETS:
Beginning of period	2,057,364	4,403,534
End of period	$2,914,708	$2,057,364
Accumulated net investment income (loss)	$(24,503)	$—

SHARE TRANSACTIONS:
Issued	8,859,353	20,878,345
Redeemed	(8,623,556)	(21,104,335)
Change in shares	235,797	(225,990)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 167

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$4.29		$6.24	$7.70	$8.47	$11.92	$17.72

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.09)	(0.11)	(0.13)	(0.17)	(0.24)
Net realized and unrealized gains (losses) on investments	(0.17)		(1.86)	(1.35)	(0.64)	(3.28)	(5.49)
Total income (loss) from investment activities	(0.21)		(1.95)	(1.46)	(0.77)	(3.45)	(5.73)

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	—	(0.07)

Net Asset Value, End of Period	$4.08		$4.29	$6.24	$7.70	$8.47	$11.92

Total Return	(4.90	)%(b)	(31.25)%	(18.96)%	(9.09)%	(28.94)%	(32.37)%

Ratios to Average Net Assets:
Gross expenses(c)	1.90%		1.83%	1.87%	1.78%	1.80%	1.81%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	(1.66)%		(1.65)%	(1.58)%	(1.66)%	(1.57)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$2,915		$2,057	$4,404	$6,022	$5,904	$13,365
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

168 :: ProFund VP Short Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Financial	24%
Industrial	20%
Consumer Non-cyclical	15%
Consumer Cyclical	13%
Technology	10%
Energy	9%
Communications	7%
Basic Materials	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%–0.04%, dated 6/30/14, due 7/1/14, total to be received $61,000	$61,000	$61,000
TOTAL REPURCHASE AGREEMENTS (Cost $61,000)		61,000
TOTAL INVESTMENT SECURITIES (Cost $61,000)—98.1%		61,000
Net other assets (liabilities)—1.9%		1,211
NET ASSETS—100.0%		$62,211

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $31,000.

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	(0.42)%	7/28/14	$(400)	$1
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(0.22)%	7/28/14	(61,377)	93
				$94

^  Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 169

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$61,000
Repurchase agreements, at value	61,000
Total Investment Securities, at value	61,000
Cash	900
Unrealized gain on swap agreements	94
Receivable from Advisor	570
Prepaid expenses	1
TOTAL ASSETS	62,565

LIABILITIES:
Payable for capital shares redeemed	9
Administration fees payable	2
Administrative services fees payable	20
Distribution fees payable	27
Transfer agency fees payable	3
Fund accounting fees payable	4
Other accrued expenses	289
TOTAL LIABILITIES	354
NET ASSETS	$62,211

NET ASSETS CONSIST OF:
Capital	$154,533
Accumulated net investment income (loss)	(444)
Accumulated net realized gains (losses) on investments	(91,972)
Net unrealized appreciation (depreciation) on investments	94
NET ASSETS	$62,211

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	19,558
Net Asset Value (offering and redemption price per share)	$3.18

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$2

EXPENSES:
Advisory fees	199
Management services fees	27
Administration fees	10
Transfer agency fees	15
Administrative services fees	35
Distribution fees	66
Custody fees	2,867
Fund accounting fees	19
Trustee fees	1
Other fees	97
Total Gross Expenses before reductions	3,336
Expenses reduced and reimbursed by the Advisor	(2,890)
TOTAL NET EXPENSES	446
NET INVESTMENT INCOME (LOSS)	(444)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(2,816)
Change in net unrealized appreciation/depreciation on investments	364
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,452)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,896)

See accompanying notes to financial statements.

170 :: ProFund VP Short Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(444)	$(1,777)
Net realized gains (losses) on investments	(2,816)	(12,215)
Change in net unrealized appreciation/depreciation on investments	364	(217)
Change in net assets resulting from operations	(2,896)	(14,209)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	234,025	6,081,499
Value of shares redeemed	(214,349)	(6,077,568)
Change in net assets resulting from capital transactions	19,676	3,931
Change in net assets	16,780	(10,278)

NET ASSETS:
Beginning of period	45,431	55,709
End of period	$62,211	$45,431
Accumulated net investment income (loss)	$(444)	$—

SHARE TRANSACTIONS:
Issued	70,321	1,523,807
Redeemed	(64,495)	(1,521,995)
Change in shares	5,826	1,812

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Dow 30 :: 171

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$3.31		$4.67	$5.34	$6.15	$7.88	$31.84

Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.06)	(0.08)	(0.09)	(0.11)	(0.25)
Net realized and unrealized gains (losses) on investments	(0.10)		(1.30)	(0.59)	(0.72)	(1.62)	(6.49)
Total income (loss) from investment activities	(0.13)		(1.36)	(0.67)	(0.81)	(1.73)	(6.74)

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	—	(17.17)
Return of capital	—		—	—	—	—	(0.05)
Total distributions	—		—	—	—	—	(17.22)

Net Asset Value, End of Period	$3.18		$3.31	$4.67	$5.34	$6.15	$7.88

Total Return	(3.93	)%(b)	(29.12)%	(12.55)%	(13.17)%	(21.86)%	(25.39)%

Ratios to Average Net Assets:
Gross expenses(c)	12.54%		6.85%	5.27%	5.03%	2.21%	2.48%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(c)	(1.67)%		(1.66)%	(1.58)%	(1.65)%	(1.57)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$62		$45	$56	$84	$59	$139
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

172 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(16)%
Swap Agreements	(84)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	34%
Consumer Non-cyclical	18%
Consumer Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (58.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $3,110,002	$3,110,000	$3,110,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,110,000)		3,110,000
TOTAL INVESTMENT SECURITIES (Cost $3,110,000)—58.2%		3,110,000
Net other assets (liabilities)—41.8%		2,233,538
NET ASSETS—100.0%		$5,343,538

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $709,000.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 9/22/14 (Underlying notional amount at value $845,240)	11	$(5,990)

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(0.32)%	7/28/14	$(2,563,876)	$(1,037)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(0.22)%	7/28/14	(1,906,321)	(2,675)
				$(3,712)

^  Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 173

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$3,110,000
Repurchase agreements, at value	3,110,000
Total Investment Securities, at value	3,110,000
Cash	35
Segregated cash balances with brokers	19,080
Segregated cash balances with custodian	600
Interest receivable	2
Receivable for capital shares issued	2,233,351
Prepaid expenses	65
TOTAL ASSETS	5,363,133

LIABILITIES:
Payable for capital shares redeemed	4,234
Unrealized loss on swap agreements	3,712
Variation margin on futures contracts	707
Advisory fees payable	1,590
Management services fees payable	212
Administration fees payable	116
Administrative services fees payable	1,652
Distribution fees payable	1,640
Transfer agency fees payable	189
Fund accounting fees payable	229
Compliance services fees payable	20
Other accrued expenses	5,294
TOTAL LIABILITIES	19,595
NET ASSETS	$5,343,538

NET ASSETS CONSIST OF:
Capital	$12,646,020
Accumulated net investment income (loss)	(35,738)
Accumulated net realized gains (losses) on investments	(7,257,042)
Net unrealized appreciation (depreciation) on investments	(9,702)
NET ASSETS	$5,343,538

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,209,280
Net Asset Value (offering and redemption price per share)	$4.42

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$296

EXPENSES:
Advisory fees	16,086
Management services fees	2,145
Administration fees	870
Transfer agency fees	1,319
Administrative services fees	6,069
Distribution fees	5,362
Custody fees	5,826
Fund accounting fees	1,618
Trustee fees	65
Compliance services fees	20
Other fees	3,548
Total Gross Expenses before reductions	42,928
Expenses reduced and reimbursed by the Advisor	(6,894)
TOTAL NET EXPENSES	36,034
NET INVESTMENT INCOME (LOSS)	(35,738)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(57,950)
Net realized gains (losses) on swap agreements	(430,478)
Change in net unrealized appreciation/depreciation on investments	23,998
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(464,430)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(500,168)

See accompanying notes to financial statements.

174 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(35,738)	$(108,371)
Net realized gains (losses) on investments	(488,428)	(2,401,607)
Change in net unrealized appreciation/depreciation on investments	23,998	42,698
Change in net assets resulting from operations	(500,168)	(2,467,280)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	47,838,300	186,491,487
Value of shares redeemed	(45,246,886)	(188,292,571)
Change in net assets resulting from capital transactions	2,591,414	(1,801,084)
Change in net assets	2,091,246	(4,268,364)

NET ASSETS:
Beginning of period	3,252,292	7,520,656
End of period	$5,343,538	$3,252,292
Accumulated net investment income (loss)	$(35,738)	$—

SHARE TRANSACTIONS:
Issued	10,158,331	31,987,091
Redeemed	(9,619,853)	(32,411,142)
Change in shares	538,478	(424,051)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short NASDAQ-100 :: 175

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$4.85		$6.87	$8.46	$9.45	$11.99	$20.28

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.10)	(0.11)	(0.15)	(0.17)	(0.24)
Net realized and unrealized gains (losses) on investments	(0.39)		(1.92)	(1.48)	(0.84)	(2.37)	(8.00)
Total income (loss) from investment activities	(0.43)		(2.02)	(1.59)	(0.99)	(2.54)	(8.24)

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.05)

Net Asset Value, End of Period	$4.42		$4.85	$6.87	$8.46	$9.45	$11.99

Total Return	(8.87	)%(b)	(29.40)%	(18.79)%	(10.48)%	(21.18)%	(40.66)%

Ratios to Average Net Assets:
Gross expenses(c)	2.00%		1.82%	1.89%	1.80%	1.81%	1.81%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	(1.66)%		(1.65)%	(1.58)%	(1.65)%	(1.56)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$5,344		$3,252	$7,521	$11,135	$9,420	$12,034
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

176 :: ProFund VP Short International :: Financial Statements

Investment Objective: The ProFund VP Short International seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Financial	25%
Consumer Non-cyclical	23%
Consumer Cyclical	12%
Industrial	12%
Basic Materials	7%
Communications	7%
Energy	7%
Utilities	4%
Technology	2%
Diversified	1%

Country Composition
United Kingdom	21%
Japan	20%
France	10%
Germany	9%
Switzerland	9%
Other	31%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $1,323,001	$1,323,000	$1,323,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,323,000)		1,323,000
TOTAL INVESTMENT SECURITIES (Cost $1,323,000)—99.8%		1,323,000
Net other assets (liabilities)—0.2%		2,216
NET ASSETS—100.0%		$1,325,216

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $186,000.

Swap Agreements††

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	0.28%	7/28/14	$(865,146)	$(839)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	0.18%	7/28/14	(455,181)	(433)
				$(1,272)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^	Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 177

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$1,323,000
Repurchase agreements, at value	1,323,000
Total Investment Securities, at value	1,323,000
Cash	472
Receivable for capital shares issued	23,008
Prepaid expenses	20
TOTAL ASSETS	1,346,500

LIABILITIES:
Payable for capital shares redeemed	16,270
Unrealized loss on swap agreements	1,272
Advisory fees payable	361
Management services fees payable	48
Administration fees payable	42
Administrative services fees payable	742
Distribution fees payable	811
Transfer agency fees payable	69
Fund accounting fees payable	83
Compliance services fees payable	7
Other accrued expenses	1,579
TOTAL LIABILITIES	21,284
NET ASSETS	$1,325,216

NET ASSETS CONSIST OF:
Capital	$3,049,755
Accumulated net investment income (loss)	(11,209)
Accumulated net realized gains (losses) on investments	(1,712,058)
Net unrealized appreciation (depreciation) on investments	(1,272)
NET ASSETS	$1,325,216

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	109,287
Net Asset Value (offering and redemption price per share)	$12.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$98

EXPENSES:
Advisory fees	5,048
Management services fees	673
Administration fees	260
Transfer agency fees	395
Administrative services fees	1,486
Distribution fees	1,683
Custody fees	3,367
Fund accounting fees	486
Trustee fees	18
Compliance services fees	7
Other fees	834
Total Gross Expenses before reductions	14,257
Expenses reduced and reimbursed by the Advisor	(2,950)
TOTAL NET EXPENSES	11,307
NET INVESTMENT INCOME (LOSS)	(11,209)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(94,131)
Change in net unrealized appreciation/depreciation on investments	10,541
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(83,590)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(94,799)

See accompanying notes to financial statements.

178 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(11,209)	$(35,071)
Net realized gains (losses) on investments	(94,131)	(406,367)
Change in net unrealized appreciation/depreciation on investments	10,541	(3,003)
Change in net assets resulting from operations	(94,799)	(444,441)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,686,043	15,769,026
Value of shares redeemed	(3,708,779)	(15,550,895)
Change in net assets resulting from capital transactions	(22,736)	218,131
Change in net assets	(117,535)	(226,310)

NET ASSETS:
Beginning of period	1,442,751	1,669,061
End of period	$1,325,216	$1,442,751
Accumulated net investment income (loss)	$(11,209)	$—

SHARE TRANSACTIONS:
Issued	284,527	1,080,733
Redeemed	(287,388)	(1,071,111)
Change in shares	(2,861)	9,622

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short International :: 179

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$12.86		$16.28	$20.92	$20.55	$24.09	$40.60

Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.24)	(0.30)	(0.34)	(0.38)	(0.56)
Net realized and unrealized gains (losses) on investments	(0.63)		(3.18)	(3.82)	0.71	(3.16)	(11.65)
Total income (loss) from investment activities	(0.73)		(3.42)	(4.12)	0.37	(3.54)	(12.21)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(0.52)	—	—	(4.30)

Net Asset Value, End of Period	$12.13		$12.86	$16.28	$20.92	$20.55	$24.09

Total Return	(5.68	)%(b)	(21.01)%	(20.15)%	1.80%	(14.69)%	(30.28)%

Ratios to Average Net Assets:
Gross expenses(c)	2.11%		1.86%	2.00%	1.83%	1.87%	1.75%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(c)	(1.66)%		(1.65)%	(1.58)%	(1.65)%	(1.57)%	(1.55)%

Supplemental Data:
Net assets, end of period (000’s)	$1,325		$1,443	$1,669	$2,746	$1,213	$2,270
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

180 :: ProFund VP Short Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Communications	26%
Financial	18%
Energy	16%
Basic Materials	13%
Technology	13%
Consumer Non-cyclical	8%
Industrial	3%
Utilities	2%
Consumer Cyclical	1%

Country Composition
Brazil	27%
China	19%
Taiwan	11%
South Korea	9%
Mexico	9%
India	9%
Other	16%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $1,107,001	$1,107,000	$1,107,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,107,000)		1,107,000
TOTAL INVESTMENT SECURITIES (Cost $1,107,000)—98.6%		1,107,000
Net other assets (liabilities)—1.4%		15,443
NET ASSETS—100.0%		$1,122,443

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $496,000.

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Emerging Markets 50 ADR Index	0.38%	7/28/14	$(238,171)	$(67)
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Emerging Markets 50 ADR Index	0.33%	7/28/14	(881,952)	(239)
				$(306)

^	Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 181

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$1,107,000
Repurchase agreements, at value	1,107,000
Total Investment Securities, at value	1,107,000
Cash	90
Receivable for capital shares issued	23,770
Prepaid expenses	32
TOTAL ASSETS	1,130,892

LIABILITIES:
Payable for capital shares redeemed	4,261
Unrealized loss on swap agreements	306
Advisory fees payable	247
Management services fees payable	33
Administration fees payable	32
Administrative services fees payable	687
Distribution fees payable	725
Transfer agency fees payable	53
Fund accounting fees payable	64
Compliance services fees payable	10
Other accrued expenses	2,031
TOTAL LIABILITIES	8,449
NET ASSETS	$1,122,443

NET ASSETS CONSIST OF:
Capital	$2,032,493
Accumulated net investment income (loss)	(13,899)
Accumulated net realized gains (losses) on investments	(895,845)
Net unrealized appreciation (depreciation) on investments	(306)
NET ASSETS	$1,122,443

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	93,328
Net Asset Value (offering and redemption price per share)	$12.03

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$119

EXPENSES:
Advisory fees	6,258
Management services fees	834
Administration fees	314
Transfer agency fees	474
Administrative services fees	1,889
Distribution fees	2,086
Custody fees	4,083
Fund accounting fees	581
Trustee fees	24
Compliance services fees	10
Other fees	1,201
Total Gross Expenses before reductions	17,754
Expenses reduced and reimbursed by the Advisor	(3,736)
TOTAL NET EXPENSES	14,018
NET INVESTMENT INCOME (LOSS)	(13,899)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(289,519)
Change in net unrealized appreciation/depreciation on investments	3,508
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(286,011)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(299,910)

See accompanying notes to financial statements.

182 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(13,899)	$(29,525)
Net realized gains (losses) on investments	(289,519)	(284,653)
Change in net unrealized appreciation/depreciation on investments	3,508	11,165
Change in net assets resulting from operations	(299,910)	(303,013)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,635,474	35,536,786
Value of shares redeemed	(9,367,514)	(35,360,886)
Change in net assets resulting from capital transactions	267,960	175,900
Change in net assets	(31,950)	(127,113)

NET ASSETS:
Beginning of period	1,154,393	1,281,506
End of period	$1,122,443	$1,154,393
Accumulated net investment income (loss)	$(13,899)	$—

SHARE TRANSACTIONS:
Issued	703,186	2,604,917
Redeemed	(698,871)	(2,614,517)
Change in shares	4,315	(9,600)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 183

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$12.97		$13.00	$14.95	$13.51	$16.56	$32.29

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.23)	(0.22)	(0.23)	(0.25)	(0.38)
Net realized and unrealized gains (losses) on investments	(0.83)		0.20 (b)	(1.73)	1.67	(2.80)	(15.35)
Total income (loss) from investment activities	(0.94)		(0.03)	(1.95)	1.44	(3.05)	(15.73)

Net Asset Value, End of Period	$12.03		$12.97	$13.00	$14.95	$13.51	$16.56

Total Return	(7.25	)%(c)	(0.23)%	(13.04)%	10.66%	(18.42)%	(48.71)%

Ratios to Average Net Assets:
Gross expenses(d)	2.12%		1.93%	2.06%	1.93%	1.79%	1.86%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(d)	(1.66)%		(1.66)%	(1.57)%	(1.64)%	(1.56)%	(1.54)%

Supplemental Data:
Net assets, end of period (000’s)	$1,122		$1,154	$1,282	$1,920	$2,421	$1,071
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

184 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Financial	24%
Industrial	20%
Consumer Non-cyclical	15%
Consumer Cyclical	13%
Technology	10%
Energy	9%
Communications	7%
Basic Materials	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $53,000	$53,000	$53,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,000)		53,000
TOTAL INVESTMENT SECURITIES (Cost $53,000)—97.0%		53,000
Net other assets (liabilities)—3.0%		1,628
NET ASSETS—100.0%		$54,628

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $51,000.

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	(0.42)%	7/28/14	$(66,462)	$102
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(0.22)%	7/28/14	(42,388)	64
				$166

^                  Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 185

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$53,000
Repurchase agreements, at value	53,000
Total Investment Securities, at value	53,000
Cash	243
Unrealized gain on swap agreements	166
Receivable from Advisor	1,729
Prepaid expenses	2
TOTAL ASSETS	55,140

LIABILITIES:
Payable for capital shares redeemed	12
Administration fees payable	5
Administrative services fees payable	50
Distribution fees payable	60
Transfer agency fees payable	8
Fund accounting fees payable	10
Compliance services fees payable	1
Other accrued expenses	366
TOTAL LIABILITIES	512
NET ASSETS	$54,628

NET ASSETS CONSIST OF:
Capital	$1,183,552
Accumulated net investment income (loss)	(1,097)
Accumulated net realized gains (losses) on investments	(1,127,993)
Net unrealized appreciation (depreciation) on investments	166
NET ASSETS	$54,628

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	32,917
Net Asset Value (offering and redemption price per share)	$1.66

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$8

EXPENSES:
Advisory fees	493
Management services fees	66
Administration fees	22
Transfer agency fees	33
Administrative services fees	133
Distribution fees	165
Custody fees	2,997
Fund accounting fees	40
Trustee fees	2
Compliance services fees	1
Other fees	153
Total Gross Expenses before reductions	4,105
Expenses reduced and reimbursed by the Advisor	(3,000)
TOTAL NET EXPENSES	1,105
NET INVESTMENT INCOME (LOSS)	(1,097)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(19,450)
Change in net unrealized appreciation/depreciation on investments	2,500
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(16,950)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,047)

See accompanying notes to financial statements.

186 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(1,097)	$(4,731)
Net realized gains (losses) on investments	(19,450)	(209,240)
Change in net unrealized appreciation/depreciation on investments	2,500	(1,160)
Change in net assets resulting from operations	(18,047)	(215,131)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,939,203	19,932,473
Value of shares redeemed	(4,057,980)	(19,787,972)
Change in net assets resulting from capital transactions	(118,777)	144,501
Change in net assets	(136,824)	(70,630)

NET ASSETS:
Beginning of period	191,452	262,082
End of period	$54,628	$191,452
Accumulated net investment income (loss)	$(1,097)	$—

SHARE TRANSACTIONS:
Issued	2,183,571	8,480,973
Redeemed	(2,253,022)	(8,457,428)
Change in shares	(69,451)	23,545

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort Dow 30 :: 187

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$1.87		$3.32	$4.34	$6.07	$9.17		$20.70

Investment Activities:
Net investment income (loss)(a)	(0.02)		(0.04)	(0.06)	(0.09)	(0.12)		(0.21)
Net realized and unrealized gains (losses) on investments	(0.19)		(1.41)	(0.96)	(1.64)	(2.98)		(8.95)
Total income (loss) from investment activities	(0.21)		(1.45)	(1.02)	(1.73)	(3.10)		(9.16)

Distributions to Shareholders From:
Net investment income	—		—	—	—	—		(0.01)
Net realized gains on investments	—		—	—	—	—		(2.36)
Total distributions	—		—	—	—	—		(2.37)

Net Asset Value, End of Period	$1.66		$1.87	$3.32	$4.34	$6.07		$9.17

Total Return	(11.23	)%(b)	(43.84)%	(23.27)%	(28.50)%	(33.73)%		(46.08)%

Ratios to Average Net Assets:
Gross expenses(c)	6.24%		3.41%	2.80%	2.10%	1.84%		1.89%
Net expenses(c)	1.68%		1.68%	1.68%	1.67%	1.69	%(d)	1.66%
Net investment income (loss)(c)	(1.67)%		(1.65)%	(1.58)%	(1.64)%	(1.58)%		(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$55		$191	$262	$322	$506		$464
Portfolio turnover rate(e)	—		—	—	—	—		—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

188 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	40%
Communications	34%
Consumer Non-cyclical	18%
Consumer Cyclical	7%
Industrial	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (224.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $1,722,001	$1,722,000	$1,722,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,722,000)		1,722,000
TOTAL INVESTMENT SECURITIES (Cost $1,722,000)—224.0%		1,722,000
Net other assets (liabilities)—(124.0)%		(953,126)
NET ASSETS—100.0%		$768,874

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $453,000.

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(0.32)%	7/28/14	$(793,250)	$(2,501)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(0.22)%	7/28/14	(739,452)	(2,403)
				$(4,904)

^             Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 189

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$1,722,000
Repurchase agreements, at value	1,722,000
Total Investment Securities, at value	1,722,000
Cash	447
Receivable for capital shares issued	31,478
Receivable from Advisor	54
Prepaid expenses	16
TOTAL ASSETS	1,753,995

LIABILITIES:
Payable for capital shares redeemed	978,025
Unrealized loss on swap agreements	4,904
Administration fees payable	30
Administrative services fees payable	505
Distribution fees payable	628
Transfer agency fees payable	49
Fund accounting fees payable	59
Compliance services fees payable	5
Other accrued expenses	916
TOTAL LIABILITIES	985,121
NET ASSETS	$768,874

NET ASSETS CONSIST OF:
Capital	$3,705,411
Accumulated net investment income (loss)	(8,527)
Accumulated net realized gains (losses) on investments	(2,923,106)
Net unrealized appreciation (depreciation) on investments	(4,904)
NET ASSETS	$768,874

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	496,569
Net Asset Value (offering and redemption price per share)	$1.55

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$73

EXPENSES:
Advisory fees	3,839
Management services fees	512
Administration fees	179
Transfer agency fees	272
Administrative services fees	1,042
Distribution fees	1,280
Custody fees	3,751
Fund accounting fees	334
Trustee fees	13
Compliance services fees	5
Other fees	611
Total Gross Expenses before reductions	11,838
Expenses reduced and reimbursed by the Advisor	(3,238)
TOTAL NET EXPENSES	8,600
NET INVESTMENT INCOME (LOSS)	(8,527)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(18,876)
Net realized gains (losses) on swap agreements	(264,823)
Change in net unrealized appreciation/depreciation on investments	32,578
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(251,121)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(259,648)

See accompanying notes to financial statements.

190 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(8,527)	$(23,529)
Net realized gains (losses) on investments	(283,699)	(1,234,601)
Change in net unrealized appreciation/depreciation on investments	32,578	(4,114)
Change in net assets resulting from operations	(259,648)	(1,262,244)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	31,643,199	87,713,615
Value of shares redeemed	(31,371,114)	(87,136,418)
Change in net assets resulting from capital transactions	272,085	577,197
Change in net assets	12,437	(685,047)

NET ASSETS:
Beginning of period	756,437	1,441,484
End of period	$768,874	$756,437
Accumulated net investment income (loss)	$(8,527)	$—

SHARE TRANSACTIONS:
Issued	17,910,000	32,219,520
Redeemed	(17,812,712)	(32,214,006)
Change in shares	97,288	5,514

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort NASDAQ-100 :: 191

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$1.89		$3.66	$5.65	$7.26	$12.30	$34.30

Investment Activities:
Net investment income (loss)(a)	(0.01)		(0.05)	(0.06)	(0.10)	(0.15)	(0.29)
Net realized and unrealized gains (losses) on investments	(0.33)		(1.72)	(1.93)	(1.51)	(4.89)	(21.71)
Total income (loss) from investment activities	(0.34)		(1.77)	(1.99)	(1.61)	(5.04)	(22.00)

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	— (b)

Net Asset Value, End of Period	$1.55		$1.89	$3.66	$5.65	$7.26	$12.30

Total Return	(18.09	)%(c)	(48.63)%	(35.22)%	(22.18)%	(41.02)%	(64.10)%

Ratios to Average Net Assets:
Gross expenses(d)	2.31%		1.97%	2.01%	2.04%	1.74%	1.82%
Net expenses(d)	1.68%		1.68%	1.68%	1.67%	1.61%	1.68%
Net investment income (loss)(d)	(1.67)%		(1.65)%	(1.57)%	(1.64)%	(1.49)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$769		$756	$1,441	$1,190	$1,761	$385
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Amount is less than $0.005.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

192 :: ProFund VP Banks :: Financial Statements

Investment Objective: The ProFund VP Banks seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Banks Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	30%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	15.1%
J.P. Morgan Chase & Co.	13.1%
Bank of America Corp.	9.7%
Citigroup, Inc.	8.6%
U.S. Bancorp	4.7%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (70.1%)

	Shares	Value
Associated Banc-Corp. (Banks)	741	$13,397
BancorpSouth, Inc. (Banks)	399	9,803
Bank of America Corp. (Banks)	48,735	749,057
Bank of Hawaii Corp. (Banks)	228	13,381
BB&T Corp. (Banks)	3,306	130,356
BOK Financial Corp. (Banks)	114	7,592
Capitol Federal Financial, Inc. (Savings & Loans)	627	7,624
Cathay Bancorp, Inc. (Banks)	342	8,742
Citigroup, Inc. (Banks)	14,079	663,121
City National Corp. (Banks)	228	17,273
Comerica, Inc. (Banks)	855	42,887
Commerce Bancshares, Inc. (Banks)	399	18,554
Cullen/Frost Bankers, Inc. (Banks)	228	18,108
East West Bancorp, Inc. (Banks)	684	23,933
F.N.B. Corp. (Banks)	798	10,230
Fifth Third Bancorp (Banks)	3,933	83,970
First Financial Bankshares, Inc. (Banks)	285	8,940
First Horizon National Corp. (Banks)	1,084	12,851
First Niagara Financial Group, Inc. (Savings & Loans)	1,653	14,447
First Republic Bank (Banks)	570	31,344
FirstMerit Corp. (Banks)	741	14,635
Fulton Financial Corp. (Banks)	855	10,593
Glacier Bancorp, Inc. (Banks)	342	9,706
Hancock Holding Co. (Banks)	399	14,093
Hudson City Bancorp, Inc. (Savings & Loans)	2,223	21,852
Huntington Bancshares, Inc. (Banks)	3,819	36,433
IBERIABANK Corp. (Banks)	171	11,831
International Bancshares Corp. (Banks)	285	7,695
J.P. Morgan Chase & Co. (Banks)	17,556	1,011,577
KeyCorp (Banks)	4,104	58,810
M&T Bank Corp. (Banks)	627	77,779
MB Financial, Inc. (Banks)	228	6,167
National Penn Bancshares, Inc. (Banks)	513	5,428
New York Community Bancorp (Savings & Loans)	2,052	32,792
Old National Bancorp (Banks)	513	7,326
People’s United Financial, Inc. (Savings & Loans)	1,425	21,617
PNC Financial Services Group (Banks)	2,451	218,262
Popular, Inc.* (Banks)	456	15,586
PrivateBancorp, Inc. (Banks)	285	8,282
Prosperity Bancshares, Inc. (Banks)	285	17,841
Regions Financial Corp. (Banks)	6,384	67,798
Signature Bank* (Banks)	228	28,769
SunTrust Banks, Inc. (Banks)	2,451	98,187
Susquehanna Bancshares, Inc. (Banks)	855	9,029
SVB Financial Group* (Banks)	228	26,589
Synovus Financial Corp. (Banks)	627	15,287
TCF Financial Corp. (Banks)	798	13,063
Texas Capital Bancshares, Inc.* (Banks)	228	12,301
Trustmark Corp. (Banks)	285	7,037
U.S. Bancorp (Banks)	8,436	365,448
UMB Financial Corp. (Banks)	171	10,840
Umpqua Holdings Corp. (Banks)	798	14,300
United Bankshares, Inc. (Banks)	285	9,214
Valley National Bancorp (Banks)	912	9,038
Washington Federal, Inc. (Savings & Loans)	456	10,228
Webster Financial Corp. (Banks)	399	12,584
Wells Fargo & Co. (Banks)	22,230	1,168,408
Westamerica Bancorp (Banks)	114	5,960
Wintrust Financial Corp. (Banks)	228	10,488
Zions Bancorp (Banks)	855	25,197
TOTAL COMMON STOCKS (Cost $2,369,804)		5,413,680
TOTAL INVESTMENT SECURITIES (Cost $2,369,804)—70.1%		5,413,680
Net other assets (liabilities)—29.9%		2,314,221
NET ASSETS—100.0%		$7,727,901

*                 Non-income producing security

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 193

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	0.62%	7/23/14	$2,349,718	$(282)

^                  Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Banks	$5,305,120	68.7%
Savings & Loans	108,560	1.4%
Other**	2,314,221	29.9%
Total	$7,727,901	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

194 :: ProFund VP Banks :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$2,369,804
Securities, at value	5,413,680
Total Investment Securities, at value	5,413,680
Dividends receivable	5,871
Receivable for investments sold	2,374,081
Prepaid expenses	144
TOTAL ASSETS	7,793,776

LIABILITIES:
Payable for capital shares redeemed	28,588
Cash overdraft	19,149
Unrealized loss on swap agreements	282
Advisory fees payable	4,179
Management services fees payable	557
Administration fees payable	250
Administrative services fees payable	3,414
Distribution fees payable	3,487
Transfer agency fees payable	410
Fund accounting fees payable	496
Compliance services fees payable	50
Other accrued expenses	5,013
TOTAL LIABILITIES	65,875
NET ASSETS	$7,727,901

NET ASSETS CONSIST OF:
Capital	$21,879,758
Accumulated net investment income (loss)	7,166
Accumulated net realized gains (losses) on investments	(17,202,617)
Net unrealized appreciation (depreciation) on investments	3,043,594
NET ASSETS	$7,727,901

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	456,687
Net Asset Value (offering and redemption price per share)	$16.92

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$89,158
Interest	3
TOTAL INVESTMENT INCOME	89,161

EXPENSES:
Advisory fees	36,605
Management services fees	4,880
Administration fees	1,787
Transfer agency fees	2,722
Administrative services fees	14,351
Distribution fees	12,202
Custody fees	5,076
Fund accounting fees	3,567
Trustee fees	127
Compliance services fees	50
Other fees	4,441
Total Gross Expenses before reductions	85,808
Expenses reduced and reimbursed by the Advisor	(3,813)
TOTAL NET EXPENSES	81,995
NET INVESTMENT INCOME (LOSS)	7,166

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(324,685)
Net realized gains (losses) on swap agreements	20,859
Change in net unrealized appreciation/depreciation on investments	102,521
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(201,305)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(194,139)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 195

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$7,166	$8,043
Net realized gains (losses) on investments	(303,826)	698,894
Change in net unrealized appreciation/depreciation on investments	102,521	1,203,532
Change in net assets resulting from operations	(194,139)	1,910,469

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,043)	(35,696)
Change in net assets resulting from distributions	(8,043)	(35,696)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,137,506	42,360,024
Dividends reinvested	8,043	35,696
Value of shares redeemed	(18,843,410)	(44,927,445)
Change in net assets resulting from capital transactions	302,139	(2,531,725)
Change in net assets	99,957	(656,952)

NET ASSETS:
Beginning of period	7,627,944	8,284,896
End of period	$7,727,901	$7,627,944
Accumulated net investment income (loss)	$7,166	$8,043

SHARE TRANSACTIONS:
Issued	1,130,341	2,896,774
Reinvested	491	2,613
Redeemed	(1,137,468)	(3,103,226)
Change in shares	(6,636)	(203,839)

See accompanying notes to financial statements.

196 :: ProFund VP Banks :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$16.46		$12.42	$9.31	$12.71	$11.74	$12.76

Investment Activities:
Net investment income (loss)(a)	0.01		0.01	0.07	(0.04)	(0.01)	0.01
Net realized and unrealized gains (losses) on investments	0.47	(b)	4.13	3.04	(3.36)	1.09	(0.51)
Total income (loss) from investment activities	0.48		4.14	3.11	(3.40)	0.98	(0.50)

Distributions to Shareholders From:
Net investment income	(0.02)		(0.10)	—	—	(0.01)	(0.51)
Net realized gains on investments	—		—	—	—	—	(0.01)
Total distributions	(0.02)		(0.10)	—	—	(0.01)	(0.52)

Net Asset Value, End of Period	$16.92		$16.46	$12.42	$9.31	$12.71	$11.74

Total Return	2.90	%(c)	33.45%	33.40%	(26.75)%	8.34%	(4.24)%

Ratios to Average Net Assets:
Gross expenses(d)	1.76%		1.79%	1.98%	1.92%	1.89%	1.88%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(d)	0.15%		0.08%	0.60%	(0.31)%	(0.89)%	0.06%

Supplemental Data:
Net assets, end of period (000’s)	$7,728		$7,628	$8,285	$2,485	$7,005	$7,033
Portfolio turnover rate(e)	283	%(c)	574%	786%	716%	559%	913%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 197

Investment Objective: The ProFund VP Basic Materials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Monsanto Co.	9.5%
The Dow Chemical Co.	9.0%
E.I. du Pont de Nemours & Co.	8.7%
LyondellBasell Industries N.V.	5.9%
Praxair, Inc.	5.6%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	75%
Industrial Metals	15%
Mining	6%
Forestry and Paper	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	10,431	$1,341,635
Airgas, Inc. (Chemicals)	3,249	353,849
Albemarle Corp. (Chemicals)	3,933	281,210
Alcoa, Inc. (Mining)	57,627	858,066
Allegheny Technologies, Inc. (Iron/Steel)	5,301	239,075
Alpha Natural Resources, Inc.* (Coal)	10,944	40,602
Ashland, Inc. (Chemicals)	3,591	390,485
Axiall Corp. (Chemicals)	3,420	161,663
Cabot Corp. (Chemicals)	2,907	168,577
Carpenter Technology Corp. (Iron/Steel)	2,565	162,236
Celanese Corp.—Series A (Chemicals)	7,695	494,635
CF Industries Holdings, Inc. (Chemicals)	2,565	616,959
Chemtura Corp.* (Chemicals)	4,788	125,110
Cliffs Natural Resources, Inc. (Iron/Steel)	7,524	113,236
Coeur d’Alene Mines Corp.* (Mining)	5,130	47,093
Commercial Metals Co. (Iron/Steel)	5,814	100,640
Compass Minerals International, Inc. (Mining)	1,710	163,715
CONSOL Energy, Inc. (Coal)	11,286	519,947
Cytec Industries, Inc. (Chemicals)	1,710	180,268
Domtar Corp. (Forest Products & Paper)	3,249	139,220
E.I. du Pont de Nemours & Co. (Chemicals)	45,144	2,954,223
Eastman Chemical Co. (Chemicals)	7,353	642,285
Ecolab, Inc. (Chemicals)	13,338	1,485,053
FMC Corp. (Chemicals)	6,498	462,593
Freeport-McMoRan Copper & Gold, Inc. (Mining)	50,958	1,859,967
Fuller (H.B.) Co. (Chemicals)	2,394	115,151
Huntsman Corp. (Chemicals)	9,576	269,086
International Flavors & Fragrances, Inc. (Chemicals)	3,933	410,133
International Paper Co. (Forest Products & Paper)	21,204	1,070,166
Kaiser Aluminum Corp. (Mining)	855	62,304
LyondellBasell Industries N.V.—Class A (Chemicals)	20,520	2,003,779
Minerals Technologies, Inc. (Chemicals)	1,710	112,142
Monsanto Co. (Chemicals)	25,821	3,220,911
NewMarket Corp. (Chemicals)	513	201,152
Newmont Mining Corp. (Mining)	24,453	622,084
Nucor Corp. (Iron/Steel)	15,561	766,380
Olin Corp. (Chemicals)	3,933	105,876
Peabody Energy Corp. (Coal)	13,338	218,076
Platform Specialty Products Corp.* (Chemicals)	4,275	119,828
PolyOne Corp. (Chemicals)	4,617	194,560
Polypore International, Inc.* (Miscellaneous Manufacturing)	2,223	106,104
PPG Industries, Inc. (Chemicals)	6,840	1,437,426
Praxair, Inc. (Chemicals)	14,364	1,908,114
Rayonier Advanced Materials, Inc.* (Chemicals)	2,052	79,515
Reliance Steel & Aluminum Co. (Iron/Steel)	3,762	277,297
Resolute Forest Products, Inc.* (Forest Products & Paper)	4,617	77,473
Rockwood Holdings, Inc. (Chemicals)	3,591	272,880
Royal Gold, Inc. (Mining)	3,249	247,314
RPM, Inc. (Chemicals)	6,498	300,078
Sensient Technologies Corp. (Chemicals)	2,394	133,394
Sigma-Aldrich Corp. (Chemicals)	5,814	590,005
Steel Dynamics, Inc. (Iron/Steel)	10,944	196,445
Stillwater Mining Co.* (Mining)	5,814	102,036
The Dow Chemical Co. (Chemicals)	59,166	3,044,681
The Mosaic Co. (Chemicals)	15,903	786,403
TimkenSteel Corp.* (Metal Fabricate/Hardware)	1,881	72,513
United States Steel Corp. (Iron/Steel)	7,182	187,019
W.R. Grace & Co.* (Chemicals)	3,762	355,622
Westlake Chemical Corp. (Chemicals)	1,881	157,553
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,565	110,398
TOTAL COMMON STOCKS (Cost $17,661,264)		33,836,240

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $204,000	$204,000	$204,000
TOTAL REPURCHASE AGREEMENTS (Cost $204,000)		204,000
TOTAL INVESTMENT SECURITIES (Cost $17,865,264)—100.6%		34,040,240
Net other assets (liabilities)—(0.6)%		(203,285)
NET ASSETS—100.0%		$33,836,955

See accompanying notes to financial statements.

198 :: ProFund VP Basic Materials :: Financial Statements

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Basic Materials invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Chemicals	$25,476,834	75.4%
Coal	778,625	2.3%
Forest Products & Paper	1,286,859	3.8%
Iron/Steel	2,042,328	6.0%
Metal Fabricate/Hardware	182,911	0.5%
Mining	3,962,579	11.7%
Miscellaneous Manufacturing	106,104	0.3%
Other**	715	NM
Total	$33,836,955	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 199

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$17,865,264
Securities, at value	33,836,240
Repurchase agreements, at value	204,000
Total Investment Securities, at value	34,040,240
Cash	76,849
Dividends and interest receivable	50,030
Receivable for capital shares issued	39
Receivable for investments sold	395,689
Prepaid expenses	380
TOTAL ASSETS	34,563,227

LIABILITIES:
Payable for investments purchased	150,045
Payable for capital shares redeemed	496,890
Advisory fees payable	19,743
Management services fees payable	2,632
Administration fees payable	1,040
Administrative services fees payable	13,877
Distribution fees payable	13,682
Trustee fees payable	11
Transfer agency fees payable	1,702
Fund accounting fees payable	2,059
Compliance services fees payable	168
Other accrued expenses	24,423
TOTAL LIABILITIES	726,272
NET ASSETS	$33,836,955

NET ASSETS CONSIST OF:
Capital	$37,345,581
Accumulated net investment income (loss)	59,587
Accumulated net realized gains (losses) on investments	(19,743,189)
Net unrealized appreciation (depreciation) on investments	16,174,976
NET ASSETS	$33,836,955

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	570,957
Net Asset Value (offering and redemption price per share)	$59.26

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$305,869
Interest	5
TOTAL INVESTMENT INCOME	305,874

EXPENSES:
Advisory fees	111,347
Management services fees	14,846
Administration fees	5,941
Transfer agency fees	9,043
Administrative services fees	42,759
Distribution fees	37,116
Custody fees	2,876
Fund accounting fees	11,317
Trustee fees	382
Compliance services fees	138
Other fees	20,630
Total Gross Expenses before reductions	256,395
Expenses reduced and reimbursed by the Advisor	(6,979)
TOTAL NET EXPENSES	249,416
NET INVESTMENT INCOME (LOSS)	56,458

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(327,720)
Change in net unrealized appreciation/depreciation on investments	2,061,602
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,733,882

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,790,340

See accompanying notes to financial statements.

200 :: ProFund VP Basic Materials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$56,458	$185,360
Net realized gains (losses) on investments	(327,720)	2,900,250
Change in net unrealized appreciation/depreciation on investments	2,061,602	820,289
Change in net assets resulting from operations	1,790,340	3,905,899

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(179,445)	(216,113)
Change in net assets resulting from distributions	(179,445)	(216,113)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,216,675	26,320,090
Dividends reinvested	179,445	216,113
Value of shares redeemed	(15,111,438)	(27,541,122)
Change in net assets resulting from capital transactions	5,284,682	(1,004,919)
Change in net assets	6,895,577	2,684,867

NET ASSETS:
Beginning of period	26,941,378	24,256,511
End of period	$33,836,955	$26,941,378
Accumulated net investment income (loss)	$59,587	$182,574

SHARE TRANSACTIONS:
Issued	359,017	533,920
Reinvested	3,109	4,580
Redeemed	(277,087)	(565,650)
Change in shares	85,039	(27,150)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Basic Materials :: 201

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$55.44		$47.28	$43.69	$52.17	$40.45	$25.02

Investment Activities:
Net investment income (loss)(a)	0.11		0.38	0.37	0.08	0.06	0.26
Net realized and unrealized gains (losses) on investments	4.03		8.25	3.35	(8.51)	11.89	15.34
Total income (loss) from investment activities	4.14		8.63	3.72	(8.43)	11.95	15.60

Distributions to Shareholders From:
Net investment income	(0.32)		(0.47)	(0.13)	(0.05)	(0.23)	(0.17)

Net Asset Value, End of Period	$59.26		$55.44	$47.28	$43.69	$52.17	$40.45

Total Return	7.49	%(b)	18.43%	8.49%	(16.15)%	29.69%	62.38%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.73%	1.88%	1.78%	1.76%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	0.38%		0.78%	0.80%	0.15%	0.15%	0.78%

Supplemental Data:
Net assets, end of period (000’s)	$33,837		$26,941	$24,257	$30,191	$79,361	$72,106
Portfolio turnover rate(d)	33	%(b)	85%	56%	53%	134%	180%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

202 :: ProFund VP Biotechnology :: Financial Statements

Investment Objective: The ProFund VP Biotechnology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	35%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	13.2%
Amgen, Inc.	9.3%
AbbVie, Inc.	9.3%
Biogen Idec, Inc.	7.7%
Celgene Corp.	7.1%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.9%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	88,650	$5,003,406
Acorda Therapeutics, Inc.* (Biotechnology)	2,250	75,848
Alexion Pharmaceuticals, Inc.* (Biotechnology)	11,100	1,734,375
Alkermes PLC* (Pharmaceuticals)	8,100	407,673
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	3,600	227,412
Amgen, Inc. (Biotechnology)	42,300	5,007,051
Arena Pharmaceuticals, Inc.* (Biotechnology)	12,300	72,078
Biogen Idec, Inc.* (Biotechnology)	13,200	4,162,092
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	8,100	503,901
Celgene Corp.* (Biotechnology)	44,700	3,838,836
Cepheid, Inc.* (Healthcare-Products)	3,900	186,966
Charles River Laboratories International, Inc.* (Biotechnology)	2,700	144,504
Cubist Pharmaceuticals, Inc.* (Biotechnology)	4,200	293,244
Gilead Sciences, Inc.* (Biotechnology)	85,650	7,101,241
Illumina, Inc.* (Biotechnology)	7,200	1,285,488
Incyte Corp.* (Biotechnology)	8,400	474,096
Isis Pharmaceuticals, Inc.* (Biotechnology)	6,600	227,370
Medivation, Inc.* (Biotechnology)	4,200	323,736
Myriad Genetics, Inc.* (Biotechnology)	4,200	163,464
Nektar Therapeutics, Inc.* (Pharmaceuticals)	7,050	90,381
PDL BioPharma, Inc. (Biotechnology)	9,000	87,120
Pharmacyclics, Inc.* (Pharmaceuticals)	3,750	336,413
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,500	1,271,115
Seattle Genetics, Inc.* (Biotechnology)	6,300	240,975
Techne Corp. (Healthcare-Products)	1,800	166,626
United Therapeutics Corp.* (Biotechnology)	2,400	212,376
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,200	1,249,776
TOTAL COMMON STOCKS (Cost $13,735,206)		34,887,563

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $179,000	$179,000	$179,000
TOTAL REPURCHASE AGREEMENTS (Cost $179,000)		179,000
TOTAL INVESTMENT SECURITIES (Cost $13,914,206)—65.2%		35,066,563
Net other assets (liabilities)—34.8%		18,721,056
NET ASSETS—100.0%		$53,787,619

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	0.62%	7/23/14	$18,997,720	$(2,280)

^                  Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 203

ProFund VP Biotechnology invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Biotechnology	$28,696,098	53.3%
Healthcare-Products	353,592	0.7%
Pharmaceuticals	5,837,873	10.9%
Other**	18,900,056	35.1%
Total	$53,787,619	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

204 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$13,914,206
Securities, at value	34,887,563
Repurchase agreements, at value	179,000
Total Investment Securities, at value	35,066,563
Cash	529
Receivable for capital shares issued	214,276
Receivable for investments sold	19,766,809
Prepaid expenses	729
TOTAL ASSETS	55,048,906

LIABILITIES:
Payable for capital shares redeemed	1,134,867
Unrealized loss on swap agreements	2,280
Advisory fees payable	32,377
Management services fees payable	4,317
Administration fees payable	1,629
Administrative services fees payable	18,874
Distribution fees payable	24,262
Trustee fees payable	17
Transfer agency fees payable	2,668
Fund accounting fees payable	3,228
Compliance services fees payable	301
Other accrued expenses	36,467
TOTAL LIABILITIES	1,261,287
NET ASSETS	$53,787,619

NET ASSETS CONSIST OF:
Capital	$36,370,266
Accumulated net investment income (loss)	(244,887)
Accumulated net realized gains (losses) on investments	(3,487,837)
Net unrealized appreciation (depreciation) on investments	21,150,077
NET ASSETS	$53,787,619

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	934,747
Net Asset Value (offering and redemption price per share)	$57.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$203,169
Interest	22
TOTAL INVESTMENT INCOME	203,191

EXPENSES:
Advisory fees	200,034
Management services fees	26,671
Administration fees	10,103
Transfer agency fees	15,340
Administrative services fees	61,964
Distribution fees	66,678
Custody fees	3,074
Fund accounting fees	18,949
Trustee fees	679
Compliance services fees	278
Other fees	28,969
Recoupment of prior expenses reduced by the Advisor	15,339
TOTAL NET EXPENSES	448,078
NET INVESTMENT INCOME (LOSS)	(244,887)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	733,578
Net realized gains (losses) on swap agreements	513,458
Change in net unrealized appreciation/depreciation on investments	2,244,367
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,491,403

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,246,516

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 205

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(244,887)	$(299,920)
Net realized gains (losses) on investments	1,247,036	5,104,752
Change in net unrealized appreciation/depreciation on investments	2,244,367	12,344,815
Change in net assets resulting from operations	3,246,516	17,149,647

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(3,937,671)	—
Change in net assets resulting from distributions	(3,937,671)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	31,703,917	61,727,960
Dividends reinvested	3,937,671	—
Value of shares redeemed	(34,234,599)	(49,111,426)
Change in net assets resulting from capital transactions	1,406,989	12,616,534
Change in net assets	715,834	29,766,181

NET ASSETS:
Beginning of period	53,071,785	23,305,604
End of period	$53,787,619	$53,071,785
Accumulated net investment income (loss)	$(244,887)	$—

SHARE TRANSACTIONS:
Issued	529,982	1,323,887
Reinvested	71,141	—
Redeemed	(585,361)	(1,084,499)
Change in shares	15,762	239,388

See accompanying notes to financial statements.

206 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$57.75		$34.29	$24.37	$22.87	$21.76	$20.98

Investment Activities:
Net investment income (loss)(a)	(0.27)		(0.39)	(0.37)	(0.34)	(0.36)	(0.32)
Net realized and unrealized gains (losses) on investments	4.69		23.85	10.29	1.84	1.47	1.10
Total income (loss) from investment activities	4.42		23.46	9.92	1.50	1.11	0.78

Distributions to Shareholders From:
Net realized gains on investments	(4.63)		—	—	—	—	—

Net Asset Value, End of Period	$57.54		$57.75	$34.29	$24.37	$22.87	$21.76

Total Return	7.98	%(b)	68.42%	40.71%	6.56%	5.10%	3.72%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.70%	1.79%	1.76%	1.79%	1.81%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(c)	(0.92)%		(0.83)%	(1.19)%	(1.40)%	(1.59)%	(1.54)%

Supplemental Data:
Net assets, end of period (000’s)	$53,788		$53,072	$23,306	$7,139	$6,982	$8,031
Portfolio turnover rate(d)	128	%(b)	254%	336%	324%	237%	256%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 207

Investment Objective: The ProFund VP Consumer Goods seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer Goods Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	10.7%
Coca-Cola Co.	8.1%
PepsiCo, Inc.	6.8%
Philip Morris International, Inc.	6.7%
Altria Group, Inc.	4.2%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Beverages	18%
Household Goods	18%
Food Producers	17%
Automobiles and Parts	15%
Personal Goods	15%
Tobacco	13%
Leisure Goods	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.6%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,836	$107,843
Altria Group, Inc. (Agriculture)	19,344	811,287
Archer-Daniels-Midland Co. (Agriculture)	6,324	278,952
Autoliv, Inc. (Auto Parts & Equipment)	930	99,119
Avon Products, Inc. (Cosmetics/Personal Care)	4,185	61,143
B&G Foods, Inc.—Class A (Food)	558	18,241
BorgWarner, Inc. (Auto Parts & Equipment)	2,232	145,504
Brown-Forman Corp.—Class B (Beverages)	1,581	148,883
Brunswick Corp. (Leisure Time)	930	39,181
Bunge, Ltd. (Agriculture)	1,395	105,518
Campbell Soup Co. (Food)	1,767	80,946
Carter’s, Inc. (Apparel)	558	38,463
Church & Dwight, Inc. (Household Products/Wares)	1,302	91,075
Clorox Co. (Household Products/Wares)	1,209	110,503
Coach, Inc. (Retail)	2,697	92,210
Coca-Cola Co. (Beverages)	36,735	1,556,094
Coca-Cola Enterprises, Inc. (Beverages)	2,232	106,645
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,463	577,007
ConAgra Foods, Inc. (Food)	4,092	121,451
Constellation Brands, Inc.* (Beverages)	1,674	147,530
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	558	16,740
Crocs, Inc.* (Apparel)	837	12,580
D.R. Horton, Inc. (Home Builders)	2,790	68,577
Dana Holding Corp. (Auto Parts & Equipment)	1,488	36,337
Darling International, Inc.* (Environmental Control)	1,581	33,043
Dean Foods Co. (Food)	930	16,359
Deckers Outdoor Corp.* (Apparel)	372	32,115
Delphi Automotive PLC (Auto Parts & Equipment)	2,697	185,391
Dr. Pepper Snapple Group, Inc. (Beverages)	1,953	114,407
Electronic Arts, Inc.* (Software)	3,069	110,085
Energizer Holdings, Inc. (Electrical Components & Equipment)	558	68,093
Flowers Foods, Inc. (Food)	1,674	35,288
Ford Motor Co. (Auto Manufacturers)	38,409	662,171
Fossil Group, Inc.* (Distribution/Wholesale)	465	48,602
General Mills, Inc. (Food)	5,952	312,718
General Motors Co. (Auto Manufacturers)	12,834	465,875
Gentex Corp. (Electronics)	1,395	40,581
Genuine Parts Co. (Distribution/Wholesale)	1,488	130,647
Hanesbrands, Inc. (Apparel)	930	91,549
Harley-Davidson, Inc. (Leisure Time)	2,139	149,409
Harman International Industries, Inc. (Home Furnishings)	651	69,937
Hasbro, Inc. (Toys/Games/Hobbies)	1,116	59,204
Herbalife, Ltd. (Pharmaceuticals)	744	48,018
Herman Miller, Inc. (Office Furnishings)	558	16,874
Hillshire Brands Co. (Food)	1,209	75,321
HNI Corp. (Office Furnishings)	465	18,186
Hormel Foods Corp. (Food)	1,302	64,254
Iconix Brand Group, Inc.* (Apparel)	465	19,967
Ingredion, Inc. (Food)	744	55,830
Jarden Corp.* (Household Products/Wares)	1,209	71,754
Johnson Controls, Inc. (Auto Parts & Equipment)	6,417	320,400
Kate Spade & Co.* (Retail)	1,209	46,111
Kellogg Co. (Food)	2,511	164,973
Keurig Green Mountain, Inc. (Beverages)	1,209	150,653
Kimberly-Clark Corp. (Household Products/Wares)	3,627	403,394
Kraft Foods Group, Inc. (Food)	5,766	345,672
Lancaster Colony Corp. (Food)	186	17,700
Lear Corp. (Auto Parts & Equipment)	837	74,761
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,302	44,633
Lennar Corp.—Class A (Home Builders)	1,674	70,274
Leucadia National Corp. (Holding Companies-Diversified)	3,069	80,469
LKQ Corp.* (Distribution/Wholesale)	2,976	79,429
Lorillard, Inc. (Agriculture)	3,534	215,468
Lululemon Athleitca, Inc.* (Retail)	1,023	41,411
M.D.C. Holdings, Inc. (Home Builders)	372	11,268
Mattel, Inc. (Toys/Games/Hobbies)	3,255	126,847
McCormick & Co., Inc. (Food)	1,302	93,210
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,953	181,961
Michael Kors Holdings, Ltd.* (Apparel)	1,767	156,645

See accompanying notes to financial statements.

208 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
Mohawk Industries, Inc.* (Textiles)	558	$77,194
Molson Coors Brewing Co.—Class B (Beverages)	1,581	117,247
Mondelez International, Inc.—Class A (Food)	16,461	619,097
Monster Beverage Corp.* (Beverages)	1,302	92,481
Newell Rubbermaid, Inc. (Housewares)	2,697	83,580
NIKE, Inc.—Class B (Apparel)	7,161	555,337
Nu Skin Enterprises, Inc.—Class A (Retail)	558	41,270
PepsiCo, Inc. (Beverages)	14,787	1,321,070
Philip Morris International, Inc. (Agriculture)	15,252	1,285,896
Polaris Industries, Inc. (Leisure Time)	651	84,786
Pool Corp. (Distribution/Wholesale)	465	26,300
Post Holdings, Inc.* (Food)	465	23,673
Procter & Gamble Co. (Cosmetics/Personal Care)	26,319	2,068,410
PulteGroup, Inc. (Home Builders)	3,348	67,496
PVH Corp. (Retail)	837	97,594
Ralph Lauren Corp. (Apparel)	558	89,665
Reynolds American, Inc. (Agriculture)	3,069	185,214
Snap-on, Inc. (Hand/Machine Tools)	558	66,134
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,488	130,676
Steven Madden, Ltd.* (Apparel)	558	19,139
Take-Two Interactive Software, Inc.* (Software)	930	20,683
Tempur-Pedic International, Inc.* (Home Furnishings)	558	33,313
Tenneco, Inc.* (Auto Parts & Equipment)	558	36,661
Tesla Motors, Inc.* (Auto Manufacturers)	837	200,930
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	2,418	179,561
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	2,697	74,923
The Hain Celestial Group, Inc.* (Food)	465	41,264
The Hershey Co. (Food)	1,488	144,887
The JM Smucker Co.—Class A (Food)	1,023	109,021
The Middleby Corp.* (Machinery-Diversified)	558	46,158
The Ryland Group, Inc. (Home Builders)	465	18,340
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	465	26,440
Thor Industries, Inc. (Home Builders)	465	26,445
TiVo, Inc.* (Home Furnishings)	1,116	14,408
Toll Brothers, Inc.* (Home Builders)	1,581	58,339
TreeHouse Foods, Inc.* (Food)	372	29,786
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,116	99,904
Tupperware Corp. (Household Products/Wares)	465	38,921
Tyson Foods, Inc.—Class A (Food)	2,697	101,245
Under Armour, Inc.*—Class A (Apparel)	1,581	94,054
Universal Corp. (Agriculture)	186	10,295
V.F. Corp. (Apparel)	3,348	210,924
Visteon Corp.* (Auto Parts & Equipment)	465	45,110
WABCO Holdings, Inc.* (Auto Parts & Equipment)	558	59,606
Whirlpool Corp. (Home Furnishings)	744	103,579
Whitewave Foods Co.* (Food)	1,674	54,187
Wolverine World Wide, Inc. (Apparel)	1,023	26,659
TOTAL COMMON STOCKS (Cost $8,664,348)		19,450,688
TOTAL INVESTMENT SECURITIES (Cost $8,664,348)—100.6%		19,450,688
Net other assets (liabilities)—(0.6)%		(120,673)
NET ASSETS—100.0%		$19,330,015

*                 Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Agriculture	$2,892,630	15.0%
Apparel	1,347,097	6.9%
Auto Manufacturers	1,328,976	6.9%
Auto Parts & Equipment	1,194,456	6.2%
Beverages	3,755,010	19.4%
Cosmetics/Personal Care	2,886,121	14.9%
Distribution/Wholesale	284,978	1.5%
Electrical Components & Equipment	68,093	0.4%
Electronics	40,581	0.2%
Environmental Control	33,043	0.2%
Food	2,525,123	13.1%
Hand/Machine Tools	196,810	1.0%
Holding Companies-Diversified	80,469	0.4%
Home Builders	320,739	1.7%
Home Furnishings	221,237	1.2%
Household Products/Wares	742,087	3.8%
Housewares	83,580	0.4%
Leisure Time	273,376	1.4%
Machinery-Diversified	46,158	0.2%
Miscellaneous Manufacturing	44,633	0.2%
Office Furnishings	35,060	0.2%
Pharmaceuticals	229,979	1.2%
Retail	318,596	1.6%
Software	238,611	1.2%
Textiles	77,194	0.4%
Toys/Games/Hobbies	186,051	1.0%
Other**	(120,673)	(0.6)%
Total	$19,330,015	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 209

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$8,664,348
Securities, at value	19,450,688
Total Investment Securities, at value	19,450,688
Dividends receivable	51,555
Receivable for capital shares issued	12,020
Prepaid expenses	255
TOTAL ASSETS	19,514,518

LIABILITIES:
Payable for capital shares redeemed	90,704
Cash overdraft	53,356
Advisory fees payable	11,334
Management services fees payable	1,511
Administration fees payable	617
Administrative services fees payable	7,274
Distribution fees payable	6,899
Trustee fees payable	7
Transfer agency fees payable	1,010
Fund accounting fees payable	1,221
Compliance services fees payable	105
Other accrued expenses	10,465
TOTAL LIABILITIES	184,503
NET ASSETS	$19,330,015

NET ASSETS CONSIST OF:
Capital	$12,445,344
Accumulated net investment income (loss)	73,751
Accumulated net realized gains (losses) on investments	(3,975,420)
Net unrealized appreciation (depreciation) on investments	10,786,340
NET ASSETS	$19,330,015

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	365,294
Net Asset Value (offering and redemption price per share)	$52.92

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$236,972
Interest	2
TOTAL INVESTMENT INCOME	236,974

EXPENSES:
Advisory fees	72,868
Management services fees	9,716
Administration fees	3,635
Transfer agency fees	5,525
Administrative services fees	30,372
Distribution fees	24,289
Custody fees	4,668
Fund accounting fees	7,191
Trustee fees	238
Compliance services fees	105
Other fees	8,782
Total Gross Expenses before reductions	167,389
Expenses reduced and reimbursed by the Advisor	(4,166)
TOTAL NET EXPENSES	163,223
NET INVESTMENT INCOME (LOSS)	73,751

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	275,966
Change in net unrealized appreciation/depreciation on investments	477,230
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	753,196

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$826,947

See accompanying notes to financial statements.

210 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$73,751	$143,858
Net realized gains (losses) on investments	275,966	647,081
Change in net unrealized appreciation/depreciation on investments	477,230	3,684,430
Change in net assets resulting from operations	826,947	4,475,369

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(143,858)	(171,149)
Change in net assets resulting from distributions	(143,858)	(171,149)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,196,511	19,913,071
Dividends reinvested	143,858	171,149
Value of shares redeemed	(13,437,290)	(19,232,261)
Change in net assets resulting from capital transactions	(1,096,921)	851,959
Change in net assets	(413,832)	5,156,179

NET ASSETS:
Beginning of period	19,743,847	14,587,668
End of period	$19,330,015	$19,743,847
Accumulated net investment income (loss)	$73,751	$143,858

SHARE TRANSACTIONS:
Issued	238,200	432,682
Reinvested	2,768	3,685
Redeemed	(261,633)	(413,817)
Change in shares	(20,665)	22,550

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 211

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$51.16		$40.14	$36.52	$34.58	$29.63	$24.61

Investment Activities:
Net investment income (loss)(a)	0.19		0.35	0.39	0.33	0.34	0.38
Net realized and unrealized gains (losses) on investments	1.92		11.03	3.56	2.05	4.78	4.91
Total income (loss) from investment activities	2.11		11.38	3.95	2.38	5.12	5.29

Distributions to Shareholders From:
Net investment income	(0.35)		(0.36)	(0.33)	(0.44)	(0.17)	(0.27)

Net Asset Value, End of Period	$52.92		$51.16	$40.14	$36.52	$34.58	$29.63

Total Return	4.13	%(b)	28.45%	10.86%	6.94%	17.36%	21.57%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.76%	1.87%	1.82%	1.83%	1.89%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(c)	0.76%		0.75%	1.00%	0.93%	1.10%	1.46%

Supplemental Data:
Net assets, end of period (000’s)	$19,330		$19,744	$14,588	$17,894	$19,702	$16,894
Portfolio turnover rate(d)	46	%(b)	66%	104%	167%	245%	242%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

212 :: ProFund VP Consumer Services :: Financial Statements

Investment Objective: The ProFund VP Consumer Services seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Comcast Corp.	5.1%
Walt Disney Co.	5.1%
Wal-Mart Stores, Inc.	4.5%
Amazon.com, Inc.	4.4%
The Home Depot, Inc.	4.1%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	34%
Media	29%
Travel and Leisure	23%
Food and Drug Retailers	14%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.5%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	645	$22,988
Abercrombie & Fitch Co.—Class A (Retail)	645	27,896
Acxiom Corp.* (Software)	774	16,788
Advance Auto Parts, Inc. (Retail)	774	104,428
Aeropostale, Inc.* (Retail)	774	2,701
Alaska Air Group, Inc. (Airlines)	645	61,307
Amazon.com, Inc.* (Internet)	3,612	1,173,106
AMC Networks, Inc.*—Class A (Media)	516	31,729
American Airlines Group, Inc.* (Airlines)	6,966	299,259
American Eagle Outfitters, Inc. (Retail)	1,677	18,816
AmerisourceBergen Corp. (Pharmaceuticals)	2,193	159,343
ANN, Inc.* (Retail)	516	21,228
Apollo Group, Inc.*—Class A (Commercial Services)	903	28,219
Ascena Retail Group, Inc.* (Retail)	1,290	22,059
AutoNation, Inc.* (Retail)	645	38,494
AutoZone, Inc.* (Retail)	387	207,525
Avis Budget Group, Inc.* (Commercial Services)	1,032	61,600
Bally Technologies, Inc.* (Entertainment)	387	25,434
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	516	17,090
Bed Bath & Beyond, Inc.* (Retail)	1,935	111,030
Best Buy Co., Inc. (Retail)	2,709	84,006
Big Lots, Inc.* (Retail)	516	23,581
Bob Evans Farms, Inc. (Retail)	258	12,913
Brinker International, Inc. (Retail)	645	31,379
Cabela’s, Inc.* (Retail)	516	32,198
Cablevision Systems Corp. NY—Class A (Media)	2,064	36,430
Cardinal Health, Inc. (Pharmaceuticals)	3,354	229,950
CarMax, Inc.* (Retail)	2,193	114,058
Carnival Corp.—Class A (Leisure Time)	4,257	160,276
Casey’s General Stores, Inc. (Retail)	387	27,202
CBS Corp.—Class B (Media)	5,160	320,642
Charter Communications, Inc.*—Class A (Media)	645	102,155
Chemed Corp. (Commercial Services)	129	12,090
Chico’s FAS, Inc. (Retail)	1,548	26,254
Chipotle Mexican Grill, Inc.* (Retail)	258	152,868
Choice Hotels International, Inc. (Lodging)	387	18,232
Cinemark Holdings, Inc. (Entertainment)	1,032	36,492
Comcast Corp.—Class A (Media)	25,284	1,357,245
Conversant, Inc.* (Internet)	645	16,383
Copart, Inc.* (Retail)	1,032	37,111
Costco Wholesale Corp. (Retail)	4,257	490,236
Cracker Barrel Old Country Store, Inc. (Retail)	258	25,689
CST Brands, Inc. (Retail)	774	26,703
CVS Caremark Corp. (Retail)	11,352	855,600
Darden Restaurants, Inc. (Retail)	1,290	59,688
Delta Air Lines, Inc. (Airlines)	8,256	319,672
DeVry, Inc. (Commercial Services)	516	21,847
Dick’s Sporting Goods, Inc. (Retail)	903	42,044
Dillards, Inc.—Class A (Retail)	258	30,085
DIRECTV*—Class A (Media)	4,515	383,820
Discovery Communications, Inc.*—Class A (Media)	2,064	153,314
DISH Network Corp.*—Class A (Media)	2,064	134,325
Dolby Laboratories, Inc.*—Class A (Entertainment)	516	22,291
Dollar General Corp.* (Retail)	2,967	170,187
Dollar Tree, Inc.* (Retail)	2,064	112,405
Domino’s Pizza, Inc. (Retail)	516	37,714
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	645	15,003
DSW, Inc.—Class A (Retail)	774	21,626
Dun & Bradstreet Corp. (Software)	387	42,647
Dunkin’ Brands Group, Inc. (Retail)	1,032	47,277
eBay, Inc.* (Internet)	11,094	555,366
Expedia, Inc. (Internet)	1,032	81,280
Express, Inc.* (Retail)	774	13,181
FactSet Research Systems, Inc. (Media)	387	46,548
Family Dollar Stores, Inc. (Retail)	903	59,724
Foot Locker, Inc. (Retail)	1,419	71,972
GameStop Corp.—Class A (Retail)	1,161	46,986
Gannett Co., Inc. (Media)	2,193	68,663
Genesco, Inc.* (Retail)	258	21,190
GNC Holdings, Inc.—Class A (Retail)	903	30,792
Group 1 Automotive, Inc. (Retail)	258	21,752
Groupon, Inc.* (Internet)	3,741	24,765
GUESS?, Inc. (Retail)	645	17,415
H & R Block, Inc. (Commercial Services)	2,709	90,805
Hertz Global Holdings, Inc.* (Commercial Services)	4,515	126,556
Hilton Worldwide Holdings In* (Lodging)	1,161	27,051
HSN, Inc. (Retail)	387	22,926
Hyatt Hotels Corp.*—Class A (Lodging)	516	31,466

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 213

Common Stocks, continued

	Shares	Value
IHS, Inc.*—Class A (Computers)	645	$87,507
International Game Technology (Entertainment)	2,451	38,994
J.C. Penney Co., Inc.* (Retail)	2,967	26,851
Jack in the Box, Inc. (Retail)	387	23,158
JetBlue Airways Corp.* (Airlines)	2,193	23,794
John Wiley & Sons, Inc. (Media)	516	31,264
Kar Auction Services, Inc. (Commercial Services)	1,419	45,224
Kohls Corp. (Retail)	1,935	101,936
Kroger Co. (Food)	4,902	242,305
L Brands, Inc. (Retail)	2,322	136,209
Lamar Advertising Co.—Class A (Advertising)	645	34,185
Lands’ End, Inc.* (Retail)	129	4,332
Las Vegas Sands Corp. (Lodging)	3,741	285,139
Liberty Global PLC*—Class A (Media)	2,193	96,974
Liberty Global PLC* (Media)	5,160	218,320
Liberty Media Corp.* (Media)	1,032	141,054
Liberty Media Holding Corp.—Interactive Series A* (Internet)	4,644	136,348
Liberty Ventures* (Internet)	774	57,121
Life Time Fitness, Inc.* (Leisure Time)	387	18,862
Live Nation, Inc.* (Commercial Services)	1,419	35,035
Lowe’s Cos., Inc. (Retail)	9,675	464,303
Lumber Liquidators Holdings, Inc.* (Retail)	258	19,595
Macy’s, Inc. (Retail)	3,483	202,084
Madison Square Garden, Inc.*—Class A (Entertainment)	645	40,280
Marriott International, Inc.—Class A (Lodging)	2,194	140,627
Marriott Vacations Worldwide Corp.* (Entertainment)	258	15,127
McDonald’s Corp. (Retail)	9,675	974,660
McKesson Corp. (Pharmaceuticals)	2,193	408,359
Meredith Corp. (Media)	387	18,715
MGM Resorts International* (Lodging)	3,225	85,140
Morningstar, Inc. (Commercial Services)	258	18,527
Murphy USA, Inc.* (Oil & Gas)	387	18,920
Neilsen Holdings N.V. (Media)	2,967	143,632
Netflix, Inc.* (Internet)	645	284,187
News Corp.*—Class A (Media)	4,902	87,942
Nordstrom, Inc. (Retail)	1,419	96,393
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	903	28,625
Omnicare, Inc. (Pharmaceuticals)	903	60,113
Omnicom Group, Inc. (Advertising)	2,451	174,561
OpenTable, Inc.* (Internet)	258	26,729
O’Reilly Automotive, Inc.* (Retail)	1,032	155,419
Outerwall, Inc.* (Diversified Financial Services)	258	15,312
Panera Bread Co.*—Class A (Retail)	258	38,656
Papa John’s International, Inc. (Retail)	258	10,937
Penn National Gaming, Inc.* (Entertainment)	645	7,830
PetSmart, Inc. (Retail)	903	53,999
Pier 1 Imports, Inc. (Retail)	903	13,915
Priceline.com, Inc.* (Internet)	516	620,748
Regal Entertainment Group—Class A (Entertainment)	774	16,331
Rent-A-Center, Inc. (Commercial Services)	516	14,799
Rite Aid Corp.* (Retail)	8,772	62,895
Rollins, Inc. (Commercial Services)	645	19,350
Ross Stores, Inc. (Retail)	2,064	136,492
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,548	86,069
Safeway, Inc. (Food)	2,193	75,308
Sally Beauty Holdings, Inc.* (Retail)	1,290	32,353
Scripps Networks Interactive—Class A (Media)	1,032	83,736
Sears Holdings Corp.* (Retail)	387	15,465
Service Corp. International (Commercial Services)	2,064	42,766
Shutterfly, Inc.* (Internet)	387	16,664
Signet Jewelers, Ltd. (Retail)	774	85,597
Sinclair Broadcast Group, Inc.—Class A (Media)	774	26,897
Sirius XM Holdings, Inc.* (Media)	28,767	99,534
Six Flags Entertainment Corp. (Entertainment)	903	38,423
Sotheby’s—Class A (Commercial Services)	645	27,084
Southwest Airlines Co. (Airlines)	6,708	180,177
Spirit Airlines, Inc.* (Airlines)	645	40,790
Staples, Inc. (Retail)	6,321	68,520
Starbucks Corp. (Retail)	7,353	568,975
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,806	145,961
Starz-Liberty Capital* (Media)	903	26,900
Sysco Corp. (Food)	5,676	212,566
Target Corp. (Retail)	6,192	358,826
The Buckle, Inc. (Retail)	258	11,445
The Cheesecake Factory, Inc. (Retail)	387	17,965
The Children’s Place Retail Stores, Inc. (Retail)	258	12,805
The Fresh Market, Inc.* (Food)	387	12,953
The Gap, Inc. (Retail)	2,580	107,251
The Home Depot, Inc. (Retail)	13,287	1,075,715
The Interpublic Group of Cos., Inc. (Advertising)	4,128	80,537
The Men’s Wearhouse, Inc. (Retail)	387	21,595
The New York Times Co.—Class A (Media)	1,290	19,621
The Wendy’s Co. (Retail)	2,580	22,007
Tiffany & Co. (Retail)	1,032	103,458
Time Warner Cable, Inc. (Media)	2,709	399,036
Time Warner, Inc. (Media)	8,643	607,171
Time, Inc.* (Media)	1,032	24,995
TJX Cos., Inc. (Retail)	6,837	363,387
Tractor Supply Co. (Retail)	1,290	77,916
TripAdvisor, Inc.* (Internet)	1,032	112,138
Twenty-First Century Fox, Inc.—Class A (Media)	18,576	652,946
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	645	58,959
United Continental Holdings, Inc.* (Airlines)	3,612	148,345
United Natural Foods, Inc.* (Food)	516	33,592
Urban Outfitters, Inc.* (Retail)	1,032	34,944
Vail Resorts, Inc. (Entertainment)	387	29,869
VCA Antech, Inc.* (Pharmaceuticals)	903	31,686
Viacom, Inc.—Class B (Media)	3,870	335,645
Vitamin Shoppe, Inc.* (Retail)	258	11,099
Walgreen Co. (Retail)	8,514	631,143
Wal-Mart Stores, Inc. (Retail)	15,738	1,181,452
Walt Disney Co. (Media)	15,609	1,338,316
Weight Watchers International, Inc. (Commercial Services)	258	5,204
Whole Foods Market, Inc. (Food)	3,612	139,532
Williams-Sonoma, Inc. (Retail)	903	64,817
Wyndham Worldwide Corp. (Lodging)	1,290	97,679
Wynn Resorts, Ltd. (Lodging)	774	160,651
YUM! Brands, Inc. (Retail)	4,257	345,668
TOTAL COMMON STOCKS (Cost $12,530,637)		26,517,083
TOTAL INVESTMENT SECURITIES (Cost $12,530,637)—100.5%		26,517,083
Net other assets (liabilities)—(0.5)%		(125,787)
NET ASSETS—100.0%		$26,391,296

*                      Non-income producing security

See accompanying notes to financial statements.

214 :: ProFund VP Consumer Services :: Financial Statements

ProFund VP Consumer Services invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Advertising	$289,283	1.1%
Airlines	1,073,344	4.1%
Commercial Services	572,094	2.2%
Computers	87,507	0.3%
Distribution/Wholesale	17,090	0.1%
Diversified Financial Services	15,312	0.1%
Entertainment	286,074	1.1%
Food	716,256	2.7%
Internet	3,104,835	11.7%
Leisure Time	293,832	1.1%
Lodging	991,946	3.7%
Media	6,987,569	26.4%
Oil & Gas	18,920	0.1%
Pharmaceuticals	889,451	3.4%
Retail	11,114,135	42.1%
Software	59,435	0.3%
Other**	(125,787)	(0.5)%
Total	$26,391,296	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 215

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$12,530,637
Securities, at value	26,517,083
Total Investment Securities, at value	26,517,083
Dividends receivable	16,596
Receivable for capital shares issued	27,201
Receivable for investments sold	21,037
Prepaid expenses	394
TOTAL ASSETS	26,582,311

LIABILITIES:
Payable for capital shares redeemed	8,515
Cash overdraft	105,630
Advisory fees payable	15,717
Management services fees payable	2,096
Administration fees payable	819
Administrative services fees payable	11,783
Distribution fees payable	11,244
Trustee fees payable	9
Transfer agency fees payable	1,341
Fund accounting fees payable	1,622
Compliance services fees payable	152
Other accrued expenses	32,087
TOTAL LIABILITIES	191,015
NET ASSETS	$26,391,296

NET ASSETS CONSIST OF:
Capital	$12,544,059
Accumulated net investment income (loss)	(58,905)
Accumulated net realized gains (losses) on investments	(80,304)
Net unrealized appreciation (depreciation) on investments	13,986,446
NET ASSETS	$26,391,296

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	457,225
Net Asset Value (offering and redemption price per share)	$57.72

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$189,176
Interest	4
Foreign tax withholding	(176)
TOTAL INVESTMENT INCOME	189,004

EXPENSES:
Advisory fees	110,673
Management services fees	14,756
Administration fees	6,629
Transfer agency fees	10,057
Administrative services fees	42,608
Distribution fees	36,891
Custody fees	6,450
Fund accounting fees	13,156
Trustee fees	447
Compliance services fees	160
Other fees	21,341
Total Gross Expenses before reductions	263,168
Expenses reduced and reimbursed by the Advisor	(15,259)
TOTAL NET EXPENSES	247,909
NET INVESTMENT INCOME (LOSS)	(58,905)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,421,891
Change in net unrealized appreciation/depreciation on investments	(1,538,810)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(116,919)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(175,824)

See accompanying notes to financial statements.

216 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(58,905)	$(77,342)
Net realized gains (losses) on investments	1,421,891	142,817
Change in net unrealized appreciation/depreciation on investments	(1,538,810)	9,060,968
Change in net assets resulting from operations	(175,824)	9,126,443

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(69,340)
Net realized gains on investments	(26,756)	(78,604)
Change in net assets resulting from distributions	(26,756)	(147,944)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,836,382	47,654,543
Dividends reinvested	26,756	147,944
Value of shares redeemed	(17,812,050)	(35,089,129)
Change in net assets resulting from capital transactions	(12,948,912)	12,713,358
Change in net assets	(13,151,492)	21,691,857

NET ASSETS:
Beginning of period	39,542,788	17,850,931
End of period	$26,391,296	$39,542,788
Accumulated net investment income (loss)	$(58,905)	$—

SHARE TRANSACTIONS:
Issued	85,762	986,769
Reinvested	473	3,152
Redeemed	(321,538)	(732,303)
Change in shares	(235,303)	257,618

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$57.10		$41.05	$33.77	$32.01	$26.37	$20.16

Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.13)	0.13	— (b)	(0.02)	(0.01)
Net realized and unrealized gains (losses) on investments	0.79	(c)	16.44	7.32	1.76	5.66	6.22
Total income (loss) from investment activities	0.68		16.31	7.45	1.76	5.64	6.21

Distributions to Shareholders From:
Net investment income	—		(0.12)	—	—	—	—
Net realized gains on investments	(0.06)		(0.14)	(0.17)	—	—	—
Total distributions	(0.06)		(0.26)	(0.17)	—	—	—

Net Asset Value, End of Period	$57.72		$57.10	$41.05	$33.77	$32.01	$26.37

Total Return	1.19	%(d)	39.87%	22.10%	5.50%	21.39%	30.80%

Ratios to Average Net Assets:
Gross expenses(e)	1.78%		1.78%	1.91%	1.94%	1.95%	2.51%
Net expenses(e)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(e)	(0.40)%		(0.27)%	0.34%	— (f)	(0.08)%	(0.06)%

Supplemental Data:
Net assets, end of period (000’s)	$26,391		$39,543	$17,851	$18,793	$22,076	$6,404
Portfolio turnover rate(g)	7	%(d)	73%	182%	232%	203%	467%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Amount is less than $0.005.

(c)                The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)               Not annualized for periods less than one year.

(e)                Annualized for periods less than one year.

(f)                 Amount is less than 0.005%.

(g)                Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

218 :: ProFund VP Financials :: Financial Statements

Investment Objective: The ProFund VP Financials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	6.9%
Berkshire Hathaway, Inc.	6.2%
J.P. Morgan Chase & Co.	6.0%
Bank of America Corp.	4.4%
Citigroup, Inc.	3.9%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
General Financial	25%
Nonlife Insurance	18%
Real Estate Investment Trusts	18%
Life Insurance	6%
Real Estate Investment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
ACE, Ltd. (Insurance)	3,440	$356,728
Affiliated Managers Group, Inc.* (Diversified Financial Services)	430	88,322
AFLAC, Inc. (Insurance)	4,730	294,443
Alexander & Baldwin, Inc. (Real Estate)	430	17,824
Alexandria Real Estate Equities, Inc. (REIT)	860	66,770
Allied World Assurance Co. Holdings, Ltd. (Insurance)	860	32,697
Allstate Corp. (Insurance)	4,730	277,746
Ally Financial, Inc.* (Diversified Financial Services)	860	20,563
American Campus Communities, Inc. (REIT)	1,290	49,330
American Capital Agency Corp. (REIT)	3,870	90,597
American Express Co. (Diversified Financial Services)	9,460	897,469
American Financial Group, Inc. (Insurance)	860	51,222
American International Group, Inc. (Insurance)	15,480	844,897
American Realty Capital Properties, Inc. (REIT)	9,460	118,534
American Tower Corp. (REIT)	4,300	386,914
Ameriprise Financial, Inc. (Diversified Financial Services)	2,150	258,000
Annaly Mortgage Management, Inc. (REIT)	9,890	113,043
Aon PLC (Insurance)	3,010	271,171
Apartment Investment & Management Co.—Class A (REIT)	1,720	55,504
Arch Capital Group, Ltd.* (Insurance)	1,290	74,098
Argo Group International Holdings, Ltd. (Insurance)	430	21,977
ARMOUR Residential REIT, Inc. (REIT)	3,870	16,757
Arthur J. Gallagher & Co. (Insurance)	1,720	80,152
Aspen Insurance Holdings, Ltd. (Insurance)	860	39,061
Associated Banc-Corp. (Banks)	1,720	31,098
Assurant, Inc. (Insurance)	860	56,373
Assured Guaranty, Ltd. (Insurance)	1,720	42,140
AvalonBay Communities, Inc. (REIT)	1,290	183,425
Axis Capital Holdings, Ltd. (Insurance)	860	38,081
BancorpSouth, Inc. (Banks)	860	21,130
Bank of America Corp. (Banks)	111,370	1,711,756
Bank of Hawaii Corp. (Banks)	430	25,237
Bank of New York Mellon Corp. (Banks)	12,040	451,259
BB&T Corp. (Banks)	7,740	305,188
Berkshire Hathaway, Inc.*—Class B (Insurance)	18,920	2,394,514
BioMed Realty Trust, Inc. (REIT)	2,150	46,935
BlackRock, Inc. (Diversified Financial Services)	1,290	412,284
BOK Financial Corp. (Banks)	430	28,638
Boston Properties, Inc. (REIT)	1,720	203,269
Brandywine Realty Trust (REIT)	1,720	26,832
Brown & Brown, Inc. (Insurance)	1,290	39,616
Camden Property Trust (REIT)	860	61,189
Capital One Financial Corp. (Banks)	6,020	497,252
Capitol Federal Financial, Inc. (Savings & Loans)	1,290	15,686
Cash America International, Inc. (Retail)	430	19,105
Cathay Bancorp, Inc. (Banks)	860	21,982
CBL & Associates Properties, Inc. (REIT)	1,720	32,680
CBOE Holdings, Inc. (Diversified Financial Services)	860	42,321
CBRE Group, Inc.*—Class A (Real Estate)	3,010	96,440
Chimera Investment Corp. (REIT)	10,750	34,293
Cincinnati Financial Corp. (Insurance)	1,720	82,629
CIT Group, Inc. (Banks)	2,150	98,384
Citigroup, Inc. (Banks)	32,250	1,518,974
City National Corp. (Banks)	430	32,577
CME Group, Inc. (Diversified Financial Services)	3,440	244,068
CNO Financial Group, Inc. (Insurance)	2,150	38,270
Columbia Property Trust, Inc. (REIT)	1,290	33,553
Comerica, Inc. (Banks)	1,720	86,275
Commerce Bancshares, Inc. (Banks)	860	39,990
CommonWealth REIT (REIT)	1,290	33,953
Corporate Office Properties Trust (REIT)	860	23,917
Corrections Corp. of America (REIT)	1,290	42,377
Crown Castle International Corp. (REIT)	3,440	255,454
CubeSmart (REIT)	1,290	23,633
Cullen/Frost Bankers, Inc. (Banks)	430	34,151
CYS Investments, Inc. (REIT)	1,720	15,514
DCT Industrial Trust, Inc. (REIT)	3,440	28,242
DDR Corp. (REIT)	3,010	53,066
DiamondRock Hospitality Co. (REIT)	2,150	27,563
Digital Realty Trust, Inc. (REIT)	1,290	75,233

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 219

Common Stocks, continued

	Shares	Value
Discover Financial Services (Diversified Financial Services)	4,730	$293,165
Douglas Emmett, Inc. (REIT)	1,290	36,404
Duke Realty Corp. (REIT)	3,440	62,470
DuPont Fabros Technology, Inc. (REIT)	860	23,186
E*TRADE Financial Corp.* (Diversified Financial Services)	3,010	63,993
East West Bancorp, Inc. (Banks)	1,720	60,183
EastGroup Properties, Inc. (REIT)	430	27,619
Eaton Vance Corp. (Diversified Financial Services)	1,290	48,749
Endurance Specialty Holdings, Ltd. (Insurance)	430	22,184
EPR Properties (REIT)	430	24,024
Equity Lifestyle Properties, Inc. (REIT)	860	37,978
Equity Residential (REIT)	3,440	216,719
Erie Indemnity Co.—Class A (Insurance)	430	32,362
Essex Property Trust, Inc. (REIT)	860	159,023
Everest Re Group, Ltd. (Insurance)	430	69,011
Extra Space Storage, Inc. (REIT)	1,290	68,693
F.N.B. Corp. (Banks)	1,720	22,050
Federal Realty Investment Trust (REIT)	860	103,991
Federated Investors, Inc.—Class B (Diversified Financial Services)	860	26,591
Fidelity National Title Group, Inc.—Class A (Insurance)	3,010	98,608
Fifth Third Bancorp (Banks)	9,030	192,791
Financial Engines, Inc. (Diversified Financial Services)	430	19,470
First American Financial Corp. (Insurance)	1,290	35,849
First Financial Bankshares, Inc. (Banks)	430	13,489
First Horizon National Corp. (Banks)	2,580	30,603
First Niagara Financial Group, Inc. (Savings & Loans)	3,870	33,824
First Republic Bank (Banks)	1,290	70,937
FirstMerit Corp. (Banks)	1,720	33,970
Forest City Enterprises, Inc.*—Class A (Real Estate)	1,720	34,176
Franklin Resources, Inc. (Diversified Financial Services)	4,300	248,712
Franklin Street Properties Corp. (REIT)	860	10,819
Fulton Financial Corp. (Banks)	2,150	26,639
Gaming and Leisure Properties, Inc. (REIT)	860	29,214
General Growth Properties, Inc. (REIT)	5,590	131,700
Genworth Financial, Inc.*—Class A (Insurance)	5,160	89,784
Glacier Bancorp, Inc. (Banks)	860	24,407
Greenhill & Co., Inc. (Diversified Financial Services)	430	21,178
Hancock Holding Co. (Banks)	860	30,375
Hanover Insurance Group, Inc. (Insurance)	430	27,155
Hartford Financial Services Group, Inc. (Insurance)	4,730	169,381
Hatteras Financial Corp. (REIT)	860	17,037
HCC Insurance Holdings, Inc. (Insurance)	860	42,088
HCP, Inc. (REIT)	4,730	195,726
Health Care REIT, Inc. (REIT)	3,440	215,584
Healthcare Realty Trust, Inc. (REIT)	860	21,861
Highwoods Properties, Inc. (REIT)	860	36,077
Home Properties, Inc. (REIT)	430	27,503
Hospitality Properties Trust (REIT)	1,720	52,288
Host Hotels & Resorts, Inc. (REIT)	8,170	179,822
Hudson City Bancorp, Inc. (Savings & Loans)	5,160	50,723
Huntington Bancshares, Inc. (Banks)	8,600	82,044
IBERIABANK Corp. (Banks)	430	29,752
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	1,290	243,681
International Bancshares Corp. (Banks)	430	11,610
Invesco Mortgage Capital, Inc. (REIT)	1,290	22,394
Invesco, Ltd. (Diversified Financial Services)	4,730	178,558
J.P. Morgan Chase & Co. (Banks)	39,990	2,304,223
Janus Capital Group, Inc. (Diversified Financial Services)	1,720	21,466
Jones Lang LaSalle, Inc. (Real Estate)	430	54,348
Kemper Corp. (Insurance)	430	15,850
KeyCorp (Banks)	9,460	135,562
Kilroy Realty Corp. (REIT)	860	53,561
Kimco Realty Corp. (REIT)	4,300	98,814
LaSalle Hotel Properties (REIT)	1,290	45,524
Legg Mason, Inc. (Diversified Financial Services)	1,290	66,190
Lexington Realty Trust (REIT)	2,150	23,672
Liberty Property Trust (REIT)	1,720	65,240
Lincoln National Corp. (Insurance)	3,010	154,834
Loews Corp. (Insurance)	3,440	151,394
LPL Financial Holdings, Inc. (Diversified Financial Services)	860	42,776
M&T Bank Corp. (Banks)	1,290	160,025
Mack-Cali Realty Corp. (REIT)	860	18,473
Marsh & McLennan Cos., Inc. (Insurance)	6,020	311,956
MasterCard, Inc.—Class A (Commercial Services)	10,750	789,802
MB Financial, Inc. (Banks)	430	11,632
MBIA, Inc.* (Insurance)	1,720	18,989
McGraw Hill Financial, Inc. (Commercial Services)	3,010	249,920
Medical Properties Trust, Inc. (REIT)	1,720	22,773
Mercury General Corp. (Insurance)	430	20,227
MetLife, Inc. (Insurance)	12,040	668,942
MFA Financial, Inc. (REIT)	3,870	31,773
MGIC Investment Corp.* (Insurance)	3,440	31,786
Mid-America Apartment Communities, Inc. (REIT)	860	62,823
Montpelier Re Holdings, Ltd. (Insurance)	430	13,739
Moody’s Corp. (Commercial Services)	2,150	188,469
Morgan Stanley Dean Witter & Co. (Banks)	14,620	472,665
MSCI, Inc.*—Class A (Software)	1,290	59,147
NASDAQ Stock Market, Inc. (Diversified Financial Services)	1,290	49,820
National Penn Bancshares, Inc. (Banks)	1,290	13,648
National Retail Properties, Inc. (REIT)	1,290	47,975
Navient Corp. (Diversified Financial Services)	4,300	76,153
New York Community Bancorp (Savings & Loans)	4,730	75,585
Northern Trust Corp. (Banks)	2,150	138,052
Ocwen Financial Corp.* (Diversified Financial Services)	1,290	47,859
Old National Bancorp (Banks)	1,290	18,421
Old Republic International Corp. (Insurance)	2,580	42,673
OMEGA Healthcare Investors, Inc. (REIT)	1,290	47,549
PartnerRe, Ltd. (Insurance)	430	46,960
People’s United Financial, Inc. (Savings & Loans)	3,440	52,185
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,720	32,577
Platinum Underwriters Holdings, Ltd. (Insurance)	430	27,886
Plum Creek Timber Co., Inc. (REIT)	1,720	77,572
PNC Financial Services Group (Banks)	5,590	497,790
Popular, Inc.* (Banks)	1,290	44,092
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	430	25,598

See accompanying notes to financial statements.

220 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Post Properties, Inc. (REIT)	430	$22,988
Potlatch Corp. (REIT)	430	17,802
Primerica, Inc. (Insurance)	430	20,576
Principal Financial Group, Inc. (Insurance)	3,010	151,945
PrivateBancorp, Inc. (Banks)	860	24,992
ProAssurance Corp. (Insurance)	430	19,092
Progressive Corp. (Insurance)	5,590	141,762
Prologis, Inc. (REIT)	5,160	212,023
Prosperity Bancshares, Inc. (Banks)	430	26,918
Protective Life Corp. (Insurance)	860	59,624
Prudential Financial, Inc. (Insurance)	4,730	419,882
Public Storage, Inc. (REIT)	1,720	294,721
Radian Group, Inc. (Insurance)	2,150	31,842
Raymond James Financial Corp. (Diversified Financial Services)	1,290	65,442
Rayonier, Inc. (REIT)	1,290	45,860
Realogy Holdings Corp.* (Real Estate)	1,720	64,861
Realty Income Corp. (REIT)	2,150	95,503
Redwood Trust, Inc. (REIT)	860	16,744
Regency Centers Corp. (REIT)	860	47,885
Regions Financial Corp. (Banks)	14,620	155,264
Reinsurance Group of America, Inc. (Insurance)	860	67,854
RenaissanceRe Holdings (Insurance)	430	46,010
Retail Properties of America, Inc. (REIT)	2,150	33,067
RLI Corp. (Insurance)	430	19,685
RLJ Lodging Trust (REIT)	1,290	37,268
Ryman Hospitality Properties, Inc. (REIT)	430	20,705
Santander Consumer USA Holdings, Inc. (Diversified Financial Services)	860	16,718
SEI Investments Co. (Commercial Services)	1,720	56,364
Selective Insurance Group, Inc. (Insurance)	430	10,630
Senior Housing Properties Trust (REIT)	2,150	52,224
Signature Bank* (Banks)	430	54,257
Simon Property Group, Inc. (REIT)	3,440	572,002
SL Green Realty Corp. (REIT)	860	94,093
SLM Corp. (Diversified Financial Services)	4,300	35,733
Sovran Self Storage, Inc. (REIT)	430	33,218
Spirit Realty Capital, Inc. (REIT)	3,870	43,963
St. Joe Co.* (Real Estate)	860	21,870
StanCorp Financial Group, Inc. (Insurance)	430	27,520
Starwood Property Trust, Inc. (REIT)	2,150	51,106
Starwood Waypoint Residential Trust* (REIT)	430	11,270
State Street Corp. (Banks)	4,730	318,140
Stifel Financial Corp.* (Diversified Financial Services)	860	40,721
Sunstone Hotel Investors, Inc. (REIT)	2,150	32,100
SunTrust Banks, Inc. (Banks)	5,590	223,935
Susquehanna Bancshares, Inc. (Banks)	2,150	22,704
SVB Financial Group* (Banks)	430	50,147
Synovus Financial Corp. (Banks)	1,290	31,450
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,580	217,778
Tanger Factory Outlet Centers, Inc. (REIT)	860	30,074
Taubman Centers, Inc. (REIT)	860	65,197
TCF Financial Corp. (Banks)	1,720	28,156
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,580	80,883
Texas Capital Bancshares, Inc.* (Banks)	430	23,199
The Charles Schwab Corp. (Diversified Financial Services)	12,470	335,817
The Chubb Corp. (Insurance)	2,580	237,799
The Geo Group, Inc. (REIT)	860	30,728
The Goldman Sachs Group, Inc. (Banks)	4,300	719,992
The Howard Hughes Corp.* (Real Estate)	430	67,867
The Macerich Co. (REIT)	1,290	86,108
The Travelers Cos., Inc. (Insurance)	3,870	364,051
Torchmark Corp. (Insurance)	860	70,451
Trustmark Corp. (Banks)	860	21,233
Two Harbors Investment Corp. (REIT)	3,870	40,558
U.S. Bancorp (Banks)	19,350	838,242
UDR, Inc. (REIT)	2,580	73,865
UMB Financial Corp. (Banks)	430	27,258
Umpqua Holdings Corp. (Banks)	1,720	30,822
United Bankshares, Inc. (Banks)	860	27,804
UnumProvident Corp. (Insurance)	2,580	89,681
Validus Holdings, Ltd. (Insurance)	860	32,886
Valley National Bancorp (Banks)	2,150	21,307
Ventas, Inc. (REIT)	3,010	192,940
Visa, Inc.—Class A (Diversified Financial Services)	5,160	1,087,264
Vornado Realty Trust (REIT)	1,720	183,576
Voya Financial, Inc. (Insurance)	1,290	46,879
W.R. Berkley Corp. (Insurance)	1,290	59,740
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	860	53,827
Washington Federal, Inc. (Savings & Loans)	860	19,290
Washington Prime Group, Inc.* (REIT)	1,720	32,233
Washington REIT (REIT)	860	22,343
Webster Financial Corp. (Banks)	860	27,124
Weingarten Realty Investors (REIT)	1,290	42,364
Wells Fargo & Co. (Banks)	50,740	2,666,893
Westamerica Bancorp (Banks)	430	22,480
Western Union Co. (Commercial Services)	5,590	96,931
Weyerhaeuser Co. (REIT)	6,020	199,202
Willis Group Holdings PLC (Insurance)	1,720	74,475
Wintrust Financial Corp. (Banks)	430	19,780
WP Carey, Inc. (Real Estate)	430	27,692
XL Group PLC (Insurance)	3,010	98,517
Zions Bancorp (Banks)	2,150	63,361
TOTAL COMMON STOCKS (Cost $17,775,029)		38,616,726
TOTAL INVESTMENT SECURITIES (Cost $17,775,029)—100.1%		38,616,726
Net other assets (liabilities)—(0.1)%		(45,310)
NET ASSETS—100.0%		$38,571,416

*                      Non-income producing security

ProFund VP Financials invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Banks	$14,774,309	38.4%
Commercial Services	1,381,486	3.5%
Diversified Financial Services	5,371,169	13.9%
Insurance	9,218,374	23.9%
Real Estate	385,078	1.0%
REIT	7,160,765	18.6%
Retail	19,105	NM
Savings & Loans	247,293	0.6%
Software	59,147	0.2%
Other**	(45,310)	(0.1)%
Total	$38,571,416	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 221

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$17,775,029
Securities, at value	38,616,726
Total Investment Securities, at value	38,616,726
Dividends receivable	47,706
Receivable for capital shares issued	96,797
Prepaid expenses	548
TOTAL ASSETS	38,761,777

LIABILITIES:
Payable for investments purchased	46,962
Payable for capital shares redeemed	11,595
Cash overdraft	30,755
Advisory fees payable	21,778
Management services fees payable	2,904
Administration fees payable	1,191
Administrative services fees payable	15,456
Distribution fees payable	16,224
Trustee fees payable	13
Transfer agency fees payable	1,951
Fund accounting fees payable	2,360
Compliance services fees payable	215
Other accrued expenses	38,957
TOTAL LIABILITIES	190,361
NET ASSETS	$38,571,416

NET ASSETS CONSIST OF:
Capital	$40,555,653
Accumulated net investment income (loss)	98,399
Accumulated net realized gains (losses) on investments	(22,924,333)
Net unrealized appreciation (depreciation) on investments	20,841,697
NET ASSETS	$38,571,416

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,330,475
Net Asset Value (offering and redemption price per share)	$28.99

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$437,407
Interest	3
TOTAL INVESTMENT INCOME	437,410

EXPENSES:
Advisory fees	151,344
Management services fees	20,179
Administration fees	8,020
Transfer agency fees	12,190
Administrative services fees	55,691
Distribution fees	50,448
Custody fees	7,055
Fund accounting fees	15,968
Trustee fees	541
Compliance services fees	160
Other fees	27,927
Total Gross Expenses before reductions	349,523
Expenses reduced and reimbursed by the Advisor	(10,512)
TOTAL NET EXPENSES	339,011
NET INVESTMENT INCOME (LOSS)	98,399

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,051,887
Change in net unrealized appreciation/depreciation on investments	26,515
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,078,402

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,176,801

See accompanying notes to financial statements.

222 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$98,399	$77,054
Net realized gains (losses) on investments	1,051,887	27,568
Change in net unrealized appreciation/depreciation on investments	26,515	9,722,044
Change in net assets resulting from operations	1,176,801	9,826,666

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(77,054)	(142,296)
Change in net assets resulting from distributions	(77,054)	(142,296)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,279,225	52,200,455
Dividends reinvested	77,054	142,296
Value of shares redeemed	(19,797,861)	(43,450,728)
Change in net assets resulting from capital transactions	(6,441,582)	8,892,023
Change in net assets	(5,341,835)	18,576,393

NET ASSETS:
Beginning of period	43,913,251	25,336,858
End of period	$38,571,416	$43,913,251
Accumulated net investment income (loss)	$98,399	$77,054

SHARE TRANSACTIONS:
Issued	468,942	2,133,304
Reinvested	2,726	5,887
Redeemed	(710,385)	(1,761,108)
Change in shares	(238,717)	378,083

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$27.98		$21.27	$17.07	$19.81	$17.91	$15.82

Investment Activities:
Net investment income (loss)(a)	0.07		0.05	0.11	0.03	(0.05)	0.06
Net realized and unrealized gains (losses) on investments	1.00		6.76	4.11	(2.77)	2.01	2.32
Total income (loss) from investment activities	1.07		6.81	4.22	(2.74)	1.96	2.38

Distributions to Shareholders From:
Net investment income	(0.06)		(0.10)	(0.02)	—	(0.06)	(0.29)

Net Asset Value, End of Period	$28.99		$27.98	$21.27	$17.07	$19.81	$17.91

Total Return	3.82	%(b)	32.08%	24.73%	(13.83)%	10.93%	15.01%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.78%	1.91%	1.80%	1.80%	1.88%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	0.49%		0.19%	0.55%	0.16%	(0.25)%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$38,571		$43,913	$25,337	$17,953	$28,268	$27,639
Portfolio turnover rate(d)	18	%(b)	72%	124%	48%	140%	272%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

224 :: ProFund VP Health Care :: Financial Statements

Investment Objective: The ProFund VP Health Care seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.9%
Pfizer, Inc.	7.6%
Merck & Co., Inc.	6.8%
Gilead Sciences, Inc.	5.1%
Amgen, Inc.	3.6%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	66%
Health Care Equipment and Services	34%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	37,380	$1,528,842
AbbVie, Inc. (Pharmaceuticals)	39,480	2,228,251
Acorda Therapeutics, Inc.* (Biotechnology)	840	28,316
Actavis PLC* (Pharmaceuticals)	6,720	1,498,896
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	420	13,478
Aetna, Inc. (Healthcare-Services)	8,820	715,126
Alere, Inc.* (Healthcare-Products)	2,100	78,582
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,040	787,500
Align Technology, Inc.* (Healthcare-Products)	1,680	94,147
Alkermes PLC* (Pharmaceuticals)	3,780	190,247
Allergan, Inc. (Pharmaceuticals)	7,560	1,279,303
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,680	106,126
Amgen, Inc. (Biotechnology)	18,900	2,237,193
Arena Pharmaceuticals, Inc.* (Biotechnology)	5,460	31,996
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	4,620	29,429
Bard (C.R.), Inc. (Healthcare-Products)	2,100	300,321
Baxter International, Inc. (Healthcare-Products)	13,440	971,712
Becton, Dickinson & Co. (Healthcare-Products)	4,620	546,546
Biogen Idec, Inc.* (Biotechnology)	5,880	1,854,023
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	3,780	235,154
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	420	50,278
Boston Scientific Corp.* (Healthcare-Products)	32,760	418,345
Bristol-Myers Squibb Co. (Pharmaceuticals)	41,160	1,996,672
Brookdale Senior Living, Inc.* (Healthcare-Services)	2,940	98,020
CareFusion Corp.* (Healthcare-Products)	5,040	223,524
Celgene Corp.* (Biotechnology)	20,160	1,731,341
Centene Corp.* (Healthcare-Services)	1,260	95,269
Cepheid, Inc.* (Healthcare-Products)	1,680	80,539
Charles River Laboratories International, Inc.* (Biotechnology)	1,260	67,435
CIGNA Corp. (Healthcare-Services)	6,720	618,038
Community Health Systems, Inc.* (Healthcare-Services)	2,940	133,388
Covance, Inc.* (Healthcare-Services)	1,260	107,831
Covidien PLC (Healthcare-Products)	11,340	1,022,641
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,680	117,298
DaVita, Inc.* (Healthcare-Services)	4,620	334,118
DENTSPLY International, Inc. (Healthcare-Products)	3,360	159,096
Edwards Lifesciences Corp.* (Healthcare-Products)	2,520	216,317
Eli Lilly & Co. (Pharmaceuticals)	24,360	1,514,461
Endo International PLC* (Pharmaceuticals)	3,360	235,267
Express Scripts Holding Co.* (Pharmaceuticals)	19,320	1,339,456
Gilead Sciences, Inc.* (Biotechnology)	38,220	3,168,821
Haemonetics Corp.* (Healthcare-Products)	1,260	44,453
HCA Holdings, Inc.* (Healthcare-Services)	7,980	449,912
Health Net, Inc.* (Healthcare-Services)	2,100	87,234
Healthcare Services Group, Inc. (Commercial Services)	1,680	49,459
HealthSouth Corp. (Healthcare-Services)	2,100	75,327
Henry Schein, Inc.* (Healthcare-Products)	2,100	249,207
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,260	52,303
HMS Holdings Corp.* (Commercial Services)	2,100	42,861
Hologic, Inc.* (Healthcare-Products)	6,720	170,352
Hospira, Inc.* (Healthcare-Products)	4,200	215,754
Humana, Inc. (Healthcare-Services)	3,780	482,782
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,260	168,298
Illumina, Inc.* (Biotechnology)	3,360	599,894
Impax Laboratories, Inc.* (Pharmaceuticals)	1,680	50,383
Incyte Corp.* (Biotechnology)	3,780	213,343
Intuitive Surgical, Inc.* (Healthcare-Products)	840	345,912
Isis Pharmaceuticals, Inc.* (Biotechnology)	2,940	101,283
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,260	185,233
Johnson & Johnson (Pharmaceuticals)	70,560	7,381,988
Laboratory Corp. of America Holdings* (Healthcare-Services)	2,100	215,040
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,260	78,246
Magellan Health Services, Inc.* (Healthcare-Services)	840	52,282
Mallinckrodt PLC* (Pharmaceuticals)	1,260	100,825
Masimo Corp.* (Healthcare-Products)	1,260	29,736
Medivation, Inc.* (Biotechnology)	2,100	161,868
Mednax, Inc.* (Healthcare-Services)	2,520	146,538
Medtronic, Inc. (Healthcare-Products)	24,780	1,579,972
Merck & Co., Inc. (Pharmaceuticals)	72,660	4,203,381
Mylan Laboratories, Inc.* (Pharmaceuticals)	9,240	476,414
Myriad Genetics, Inc.* (Biotechnology)	1,680	65,386
Nektar Therapeutics, Inc.* (Pharmaceuticals)	3,360	43,075
Owens & Minor, Inc. (Distribution/Wholesale)	1,680	57,086
PAREXEL International Corp.* (Commercial Services)	1,260	66,578

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 225

Common Stocks, continued

	Shares	Value
Patterson Cos., Inc. (Healthcare-Products)	2,100	$82,971
PDL BioPharma, Inc. (Biotechnology)	4,200	40,656
Perrigo Co. PLC (Pharmaceuticals)	3,360	489,754
Pfizer, Inc. (Pharmaceuticals)	158,760	4,711,998
Pharmacyclics, Inc.* (Pharmaceuticals)	1,680	150,713
Quest Diagnostics, Inc. (Healthcare-Services)	3,780	221,848
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,260	116,537
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,100	593,187
ResMed, Inc. (Healthcare-Products)	3,360	170,117
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,680	207,228
Seattle Genetics, Inc.* (Biotechnology)	2,940	112,455
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,260	103,900
St. Jude Medical, Inc. (Healthcare-Products)	7,140	494,445
STERIS Corp. (Healthcare-Products)	1,680	89,846
Stryker Corp. (Healthcare-Products)	7,560	637,459
Team Health Holdings, Inc.* (Commercial Services)	1,680	83,899
Techne Corp. (Healthcare-Products)	840	77,759
Teleflex, Inc. (Healthcare-Products)	840	88,704
Tenet Healthcare Corp.* (Healthcare-Services)	2,520	118,289
The Cooper Cos., Inc. (Healthcare-Products)	1,260	170,768
Theravance Biopharma, Inc.* (Biotechnology)	420	13,390
Theravance, Inc. (Biotechnology)	2,100	62,538
Thermo Fisher Scientific, Inc. (Electronics)	10,080	1,189,440
Thoratec Corp.* (Healthcare-Products)	1,260	43,924
United Therapeutics Corp.* (Biotechnology)	1,260	111,497
UnitedHealth Group, Inc. (Healthcare-Services)	24,360	1,991,429
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,100	201,096
Varian Medical Systems, Inc.* (Healthcare-Products)	2,520	209,513
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,880	556,718
VIVUS, Inc.* (Pharmaceuticals)	2,520	13,406
Waters Corp.* (Electronics)	2,100	219,324
WellCare Health Plans, Inc.* (Healthcare-Services)	1,260	94,072
WellPoint, Inc. (Healthcare-Services)	7,140	768,335
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,680	70,862
Zimmer Holdings, Inc. (Healthcare-Products)	4,200	436,212
Zoetis, Inc. (Pharmaceuticals)	12,600	406,602
TOTAL COMMON STOCKS (Cost $28,774,235)		61,876,639
TOTAL INVESTMENT SECURITIES (Cost $28,774,235)—99.7%		61,876,639
Net other assets (liabilities)—0.3%		157,281
NET ASSETS—100.0%		$62,033,920

*                 Non-income producing security

ProFund VP Health Care invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Biotechnology	$13,090,603	21.2%
Commercial Services	242,797	0.4%
Distribution/Wholesale	57,086	0.1%
Electronics	1,408,764	2.3%
Healthcare-Products	9,644,237	15.5%
Healthcare-Services	7,084,220	11.4%
Pharmaceuticals	30,348,932	48.8%
Other**	157,281	0.3%
Total	$62,033,920	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

226 :: ProFund VP Health Care :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$28,774,235
Securities, at value	61,876,639
Total Investment Securities, at value	61,876,639
Dividends receivable	47,722
Receivable for capital shares issued	261,294
Receivable for investments sold	582,037
Prepaid expenses	865
TOTAL ASSETS	62,768,557

LIABILITIES:
Payable for investments purchased	562,153
Payable for capital shares redeemed	17,306
Cash overdraft	25,423
Advisory fees payable	36,734
Management services fees payable	4,898
Administration fees payable	1,886
Administrative services fees payable	20,072
Distribution fees payable	20,474
Trustee fees payable	20
Transfer agency fees payable	3,088
Fund accounting fees payable	3,735
Compliance services fees payable	350
Other accrued expenses	38,498
TOTAL LIABILITIES	734,637
NET ASSETS	$62,033,920

NET ASSETS CONSIST OF:
Capital	$40,042,108
Accumulated net investment income (loss)	(35,650)
Accumulated net realized gains (losses) on investments	(11,074,942)
Net unrealized appreciation (depreciation) on investments	33,102,404
NET ASSETS	$62,033,920

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,091,781
Net Asset Value (offering and redemption price per share)	$56.82

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$482,621
Interest	8
TOTAL INVESTMENT INCOME	482,629

EXPENSES:
Advisory fees	231,375
Management services fees	30,850
Administration fees	12,263
Transfer agency fees	18,634
Administrative services fees	90,062
Distribution fees	77,125
Custody fees	5,074
Fund accounting fees	23,311
Trustee fees	824
Compliance services fees	289
Other fees	32,211
Total Gross Expenses before reductions	522,018
Expenses reduced and reimbursed by the Advisor	(3,739)
TOTAL NET EXPENSES	518,279
NET INVESTMENT INCOME (LOSS)	(35,650)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	766,705
Change in net unrealized appreciation/depreciation on investments	4,697,833
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,464,538

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,428,888

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 227

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(35,650)	$48,831
Net realized gains (losses) on investments	766,705	663,978
Change in net unrealized appreciation/depreciation on investments	4,697,833	14,208,511
Change in net assets resulting from operations	5,428,888	14,921,320

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(48,831)	(172,936)
Change in net assets resulting from distributions	(48,831)	(172,936)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,570,751	61,421,961
Dividends reinvested	48,831	172,936
Value of shares redeemed	(26,003,996)	(51,608,847)
Change in net assets resulting from capital transactions	(1,384,414)	9,986,050
Change in net assets	3,995,643	24,734,434

NET ASSETS:
Beginning of period	58,038,277	33,303,843
End of period	$62,033,920	$58,038,277
Accumulated net investment income (loss)	$(35,650)	$48,831

SHARE TRANSACTIONS:
Issued	453,619	1,369,199
Reinvested	889	3,922
Redeemed	(485,204)	(1,147,735)
Change in shares	(30,696)	225,386

See accompanying notes to financial statements.

228 :: ProFund VP Health Care :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$51.71		$37.12	$31.74	$28.91	$28.19	$23.72

Investment Activities:
Net investment income (loss)(a)	(0.03)		0.05	0.19	0.12	0.09	0.10
Net realized and unrealized gains (losses) on investments	5.18		14.69	5.32	2.80	0.71	4.53
Total income (loss) from investment activities	5.15		14.74	5.51	2.92	0.80	4.63

Distributions to Shareholders From:
Net investment income	(0.04)		(0.15)	(0.13)	(0.09)	(0.08)	(0.16)

Net Asset Value, End of Period	$56.82		$51.71	$37.12	$31.74	$28.91	$28.19

Total Return	9.97	%(b)	39.78%	17.41%	10.11%	2.84%	19.56%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.72%	1.81%	1.77%	1.75%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(c)	(0.12)%		0.10%	0.54%	0.39%	0.32%	0.43%

Supplemental Data:
Net assets, end of period (000’s)	$62,034		$58,038	$33,304	$24,292	$23,108	$28,189
Portfolio turnover rate(d)	27	%(b)	62%	85%	136%	49%	175%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 229

Investment Objective: The ProFund VP Industrials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Industrials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	10.0%
United Technologies Corp.	3.7%
Union Pacific Corp.	3.5%
3M Co.	3.4%
Boeing Co.	3.3%

Dow Jones U.S. Industrials Index — Composition

% of Index
General Industrials	22%
Aerospace and Defense	17%
Industrial Engineering	16%
Support Services	16%
Industrial Transportation	13%
Electronic & Electrical Equipment	10%
Construction and Materials	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,515	$646,729
ABM Industries, Inc. (Commercial Services)	387	10,441
Acacia Research Corp. (Commercial Services)	387	6,869
Accenture PLC—Class A (Computers)	4,515	364,993
Actuant Corp.—Class A (Miscellaneous Manufacturing)	516	17,838
Acuity Brands, Inc. (Electrical Components & Equipment)	258	35,669
Advisory Board Co.* (Commercial Services)	258	13,364
Aecom Technology Corp.* (Engineering & Construction)	774	24,923
AGCO Corp. (Machinery-Diversified)	645	36,262
Agilent Technologies, Inc. (Electronics)	2,451	140,785
Air Lease Corp. (Diversified Financial Services)	645	24,884
Allegion PLC (Electronics)	645	36,559
Alliance Data Systems Corp.* (Commercial Services)	387	108,844
Alliant Techsystems, Inc. (Aerospace/Defense)	258	34,551
Ametek, Inc. (Electrical Components & Equipment)	1,806	94,418
Amphenol Corp.—Class A (Electronics)	1,161	111,851
Anixter International, Inc. (Telecommunications)	129	12,909
Applied Industrial Technologies, Inc. (Machinery-Diversified)	258	13,088
AptarGroup, Inc. (Miscellaneous Manufacturing)	516	34,577
Arrow Electronics, Inc.* (Distribution/Wholesale)	774	46,757
Automatic Data Processing, Inc. (Commercial Services)	3,483	276,132
Avery Dennison Corp. (Household Products/Wares)	645	33,056
Avnet, Inc. (Electronics)	1,032	45,728
Babcock & Wilcox Co. (Machinery-Diversified)	774	25,124
Ball Corp. (Packaging & Containers)	1,032	64,687
BE Aerospace, Inc.* (Aerospace/Defense)	774	71,587
Belden, Inc. (Electrical Components & Equipment)	258	20,165
Bemis Co., Inc. (Packaging & Containers)	774	31,471
Benchmark Electronics, Inc.* (Electronics)	387	9,861
Blackhawk Network Holdings, Inc.*—Class B (Diversified Financial Services)	258	6,927
Boeing Co. (Aerospace/Defense)	4,902	623,681
Brady Corp.—Class A (Electronics)	387	11,560
Broadridge Financial Solutions, Inc. (Software)	903	37,601
C.H. Robinson Worldwide, Inc. (Transportation)	1,032	65,831
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	516	44,696
Caterpillar, Inc. (Machinery-Construction & Mining)	4,515	490,645
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	774	52,787
Cintas Corp. (Commercial Services)	774	49,180
Civeo Corp.* (Commercial Services)	774	19,373
Clarcor, Inc. (Miscellaneous Manufacturing)	387	23,936
Clean Harbors, Inc.* (Environmental Control)	387	24,865
Cognex Corp.* (Machinery-Diversified)	645	24,768
Colfax Corp.* (Miscellaneous Manufacturing)	645	48,078
Convergys Corp. (Commercial Services)	774	16,595
Con-way, Inc. (Transportation)	387	19,509
CoreLogic, Inc.* (Commercial Services)	645	19,582
CoStar Group, Inc.* (Commercial Services)	258	40,808
Covanta Holding Corp. (Environmental Control)	903	18,611
Crane Co. (Miscellaneous Manufacturing)	387	28,777
Crown Holdings, Inc.* (Packaging & Containers)	1,032	51,352
CSX Corp. (Transportation)	7,224	222,571
Cummins, Inc. (Machinery-Diversified)	1,290	199,034
Curtiss-Wright Corp. (Aerospace/Defense)	387	25,372
Danaher Corp. (Miscellaneous Manufacturing)	4,386	345,310
Deere & Co. (Machinery-Diversified)	2,580	233,618
Deluxe Corp. (Commercial Services)	387	22,670
DigitalGlobe, Inc.* (Telecommunications)	516	14,345
Donaldson Co., Inc. (Miscellaneous Manufacturing)	903	38,215
Dover Corp. (Miscellaneous Manufacturing)	1,161	105,593
Eagle Materials, Inc. (Building Materials)	387	36,486
Eaton Corp. (Miscellaneous Manufacturing)	3,483	268,818

See accompanying notes to financial statements.

230 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
EMCOR Group, Inc. (Engineering & Construction)	516	$22,977
Emerson Electric Co. (Electrical Components & Equipment)	5,031	333,857
EnerSys (Electrical Components & Equipment)	387	26,622
Equifax, Inc. (Commercial Services)	903	65,503
Esterline Technologies Corp.* (Aerospace/Defense)	258	29,701
Euronet Worldwide, Inc.* (Commercial Services)	387	18,669
Exelis, Inc. (Aerospace/Defense)	1,419	24,095
Expeditors International of Washington, Inc. (Transportation)	1,419	62,663
Fastenal Co. (Distribution/Wholesale)	1,935	95,763
FedEx Corp. (Transportation)	2,064	312,448
FEI Co. (Electronics)	258	23,408
Fidelity National Information Services, Inc. (Software)	2,064	112,984
Fiserv, Inc.* (Software)	1,806	108,938
FleetCor Technologies, Inc.* (Commercial Services)	516	68,010
FLIR Systems, Inc. (Electronics)	1,032	35,841
Flowserve Corp. (Machinery-Diversified)	1,032	76,729
Fluor Corp. (Engineering & Construction)	1,161	89,281
Fortune Brands Home & Security, Inc. (Building Materials)	1,161	46,359
Forward Air Corp. (Transportation)	258	12,345
Foster Wheeler AG (Engineering & Construction)	774	26,370
FTI Consulting, Inc.* (Commercial Services)	258	9,758
GATX Corp. (Trucking & Leasing)	387	25,906
Generac Holdings, Inc.* (Electrical Components & Equipment)	516	25,150
General Cable Corp. (Electrical Components & Equipment)	387	9,930
General Dynamics Corp. (Aerospace/Defense)	2,322	270,629
General Electric Co. (Miscellaneous Manufacturing)	72,369	1,901,856
Genesee & Wyoming, Inc.*—Class A (Transportation)	387	40,635
Genpact, Ltd.* (Commercial Services)	1,161	20,352
Global Payments, Inc. (Commercial Services)	516	37,591
Graco, Inc. (Machinery-Diversified)	387	30,217
Greif, Inc.—Class A (Packaging & Containers)	258	14,076
Harsco Corp. (Miscellaneous Manufacturing)	645	17,176
HEICO Corp. (Aerospace/Defense)	387	20,101
Hexcel Corp.* (Miscellaneous Manufacturing)	645	26,381
Hillenbrand, Inc. (Miscellaneous Manufacturing)	516	16,832
Honeywell International, Inc. (Electronics)	5,676	527,584
Hub Group, Inc.*—Class A (Transportation)	258	13,003
Hubbell, Inc.—Class B (Electrical Components & Equipment)	387	47,659
Huntington Ingalls Industries, Inc. (Shipbuilding)	387	36,606
IDEX Corp. (Machinery-Diversified)	645	52,077
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,709	237,200
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,806	112,893
IPG Photonics Corp.* (Semiconductors)	258	17,750
Iron Mountain, Inc. (Commercial Services)	1,290	45,731
Itron, Inc.* (Electronics)	258	10,462
ITT Corp. (Miscellaneous Manufacturing)	645	31,025
J.B. Hunt Transport Services, Inc. (Transportation)	645	47,588
Jabil Circuit, Inc. (Electronics)	1,290	26,961
Jack Henry & Associates, Inc. (Computers)	645	38,332
Jacobs Engineering Group, Inc.* (Engineering & Construction)	903	48,112
Joy Global, Inc. (Machinery-Construction & Mining)	774	47,663
Kansas City Southern Industries, Inc. (Transportation)	774	83,213
KBR, Inc. (Engineering & Construction)	1,032	24,613
Kennametal, Inc. (Hand/Machine Tools)	516	23,880
Kirby Corp.* (Transportation)	387	45,333
Knowles Corp.* (Telecommunications)	645	19,827
L-3 Communications Holdings, Inc. (Aerospace/Defense)	645	77,884
Landstar System, Inc. (Transportation)	387	24,768
Lennox International, Inc. (Building Materials)	387	34,664
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	516	36,058
LinkedIn Corp.*—Class A (Internet)	774	132,718
Littelfuse, Inc. (Electrical Components & Equipment)	129	11,991
Lockheed Martin Corp. (Aerospace/Defense)	1,935	311,013
Louisiana-Pacific Corp.* (Building Materials)	1,032	15,501
Manitowoc Co. (Machinery-Diversified)	1,032	33,912
Manpower, Inc. (Commercial Services)	516	43,783
Martin Marietta Materials (Building Materials)	387	51,103
Masco Corp. (Building Materials)	2,580	57,276
Matson, Inc. (Transportation)	258	6,925
MAXIMUS, Inc. (Commercial Services)	516	22,198
MDU Resources Group, Inc. (Electric)	1,419	49,807
MeadWestvaco Corp. (Forest Products & Paper)	1,161	51,386
Mettler Toledo International, Inc.* (Electronics)	258	65,321
Moog, Inc.*—Class A (Aerospace/Defense)	258	18,806
MRC Global, Inc.* (Oil & Gas Services)	774	21,896
MSA Safety, Inc. (Machinery-Construction & Mining)	258	14,830
MSC Industrial Direct Co.—Class A (Retail)	387	37,013
Mueller Industries, Inc. (Metal Fabricate/Hardware)	387	11,382
National Instruments Corp. (Electronics)	774	25,070
Navistar International Corp.* (Auto Manufacturers)	516	19,340
NeuStar, Inc.*—Class A (Telecommunications)	387	10,070
Nordson Corp. (Machinery-Diversified)	387	31,034
Norfolk Southern Corp. (Transportation)	2,193	225,945
Northrop Grumman Corp. (Aerospace/Defense)	1,548	185,187
NOW, Inc.* (Oil & Gas Services)	774	28,027
Old Dominion Freight Line, Inc.* (Transportation)	516	32,859
Oshkosh Truck Corp. (Auto Manufacturers)	645	35,817
Owens Corning, Inc. (Building Materials)	774	29,938
Owens-Illinois, Inc.* (Packaging & Containers)	1,161	40,217
PACCAR, Inc. (Auto Manufacturers)	2,580	162,101
Packaging Corp. of America (Packaging & Containers)	645	46,111
Pall Corp. (Miscellaneous Manufacturing)	774	66,092
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,032	129,753
Paychex, Inc. (Software)	2,322	96,502
Pentair PLC (Miscellaneous Manufacturing)	1,419	102,338
PerkinElmer, Inc. (Electronics)	774	36,254
PHH Corp.* (Commercial Services)	387	8,893
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,032	260,477

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 231

Common Stocks, continued

	Shares	Value
Quanta Services, Inc.* (Commercial Services)	1,548	$53,530
R.R. Donnelley & Sons Co. (Commercial Services)	1,419	24,066
Raytheon Co. (Aerospace/Defense)	2,193	202,304
Regal-Beloit Corp. (Hand/Machine Tools)	387	30,403
Republic Services, Inc. (Environmental Control)	1,935	73,472
Robert Half International, Inc. (Commercial Services)	1,032	49,268
Rock-Tenn Co.—Class A (Packaging & Containers)	516	54,484
Rockwell Automation, Inc. (Machinery-Diversified)	1,032	129,165
Rockwell Collins, Inc. (Aerospace/Defense)	1,032	80,640
Roper Industries, Inc. (Machinery-Diversified)	774	113,012
Ryder System, Inc. (Transportation)	387	34,091
Sealed Air Corp. (Packaging & Containers)	1,419	48,487
Sensata Tech Holding N.V.* (Electronics)	1,161	54,311
Sherwin-Williams Co. (Chemicals)	645	133,457
Silgan Holdings, Inc. (Packaging & Containers)	258	13,112
Simpson Manufacturing Co., Inc. (Building Materials)	258	9,381
Smith Corp. (Miscellaneous Manufacturing)	516	25,583
Sonoco Products Co. (Packaging & Containers)	774	34,002
Spirit Aerosystems Holdings, Inc.*—Class A (Aerospace/Defense)	774	26,084
SPX Corp. (Miscellaneous Manufacturing)	258	27,918
Stericycle, Inc.* (Environmental Control)	645	76,381
TE Connectivity, Ltd. (Electronics)	2,967	183,478
Teledyne Technologies, Inc.* (Aerospace/Defense)	258	25,070
Terex Corp. (Machinery-Construction & Mining)	774	31,811
TETRA Tech, Inc. (Environmental Control)	516	14,190
Texas Industries, Inc.* (Building Materials)	129	11,914
Textron, Inc. (Miscellaneous Manufacturing)	2,064	79,031
The ADT Corp. (Commercial Services)	1,290	45,073
The Brink’s Co. (Commercial Services)	387	10,921
The Corporate Executive Board Co. (Commercial Services)	258	17,601
The Timken Co.* (Metal Fabricate/Hardware)	516	25,129
The Valspar Corp. (Chemicals)	516	39,314
Toro Co. (Housewares)	387	24,613
Total System Services, Inc. (Commercial Services)	1,161	36,467
Towers Watson & Co.—Class A (Commercial Services)	516	53,783
TransDigm Group, Inc. (Aerospace/Defense)	387	64,730
Trimble Navigation, Ltd.* (Electronics)	1,935	71,498
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,161	50,759
Triumph Group, Inc. (Aerospace/Defense)	387	27,020
Tyco International, Ltd. (Electronics)	3,354	152,942
Union Pacific Corp. (Transportation)	6,579	656,256
United Parcel Service, Inc.—Class B (Transportation)	5,031	516,483
United Rentals, Inc.* (Commercial Services)	645	67,550
United Stationers, Inc. (Distribution/Wholesale)	258	10,699
United Technologies Corp. (Aerospace/Defense)	6,063	699,974
Universal Display Corp.* (Electrical Components & Equipment)	258	8,282
URS Corp. (Engineering & Construction)	516	23,659
USG Corp.* (Building Materials)	645	19,434
UTI Worldwide, Inc.* (Transportation)	645	6,669
Valmont Industries, Inc. (Metal Fabricate/Hardware)	258	39,203
Veeco Instruments, Inc.* (Semiconductors)	258	9,613
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,032	61,941
Vishay Intertechnology, Inc. (Electronics)	1,032	15,986
Vulcan Materials Co. (Building Materials)	903	57,567
W.W. Grainger, Inc. (Distribution/Wholesale)	387	98,403
Wabtec Corp. (Machinery-Diversified)	645	53,271
Waste Connections, Inc. (Environmental Control)	903	43,841
Waste Management, Inc. (Environmental Control)	3,096	138,483
Watsco, Inc. (Distribution/Wholesale)	258	26,512
WESCO International, Inc.* (Distribution/Wholesale)	258	22,286
WEX, Inc.* (Commercial Services)	258	27,082
Woodward, Inc. (Electronics)	387	19,420
Xerox Corp. (Office/Business Equipment)	7,869	97,890
Xylem, Inc. (Machinery-Diversified)	1,290	50,413
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	387	31,858
TOTAL COMMON STOCKS (Cost $8,597,088)		18,985,511
TOTAL INVESTMENT SECURITIES (Cost $8,597,088)—100.1%		18,985,511
Net other assets (liabilities)—(0.1)%		(19,916)
NET ASSETS—100.0%		$18,965,595

*                 Non-income producing security

ProFund VP Industrials invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Aerospace/Defense	$2,818,429	14.8%
Auto Manufacturers	217,258	1.1%
Building Materials	369,623	1.9%
Chemicals	172,771	0.9%
Commercial Services	1,371,628	7.2%
Computers	403,325	2.1%
Distribution/Wholesale	300,420	1.5%
Diversified Financial Services	31,811	0.2%
Electric	49,807	0.3%
Electrical Components & Equipment	613,743	3.3%
Electronics	1,604,880	8.4%
Engineering & Construction	312,722	1.7%
Environmental Control	389,843	2.1%
Forest Products & Paper	51,386	0.3%
Hand/Machine Tools	90,341	0.5%
Household Products/Wares	33,056	0.2%
Housewares	24,613	0.1%
Internet	132,718	0.7%
Machinery-Construction & Mining	584,949	3.1%
Machinery-Diversified	1,133,582	6.0%
Metal Fabricate/Hardware	336,191	1.7%
Miscellaneous Manufacturing	4,427,404	23.5%
Office/Business Equipment	97,890	0.5%
Oil & Gas Services	49,923	0.3%
Packaging & Containers	397,999	2.1%
Retail	37,013	0.2%
Semiconductors	27,363	0.1%
Shipbuilding	36,606	0.2%
Software	356,025	1.9%
Telecommunications	57,151	0.3%
Transportation	2,429,135	12.8%
Trucking & Leasing	25,906	0.1%
Other**	(19,916)	(0.1)%
Total	$18,965,595	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

232 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$8,597,088
Securities, at value	18,985,511
Total Investment Securities, at value	18,985,511
Dividends receivable	30,219
Receivable for capital shares issued	52,279
Receivable for investments sold	35,000
Prepaid expenses	281
TOTAL ASSETS	19,103,290

LIABILITIES:
Payable for investments purchased	41,966
Payable for capital shares redeemed	67
Cash overdraft	50,800
Advisory fees payable	10,851
Management services fees payable	1,447
Administration fees payable	581
Administrative services fees payable	7,025
Distribution fees payable	6,347
Trustee fees payable	6
Transfer agency fees payable	952
Fund accounting fees payable	1,151
Compliance services fees payable	105
Other accrued expenses	16,397
TOTAL LIABILITIES	137,695
NET ASSETS	$18,965,595

NET ASSETS CONSIST OF:
Capital	$15,053,470
Accumulated net investment income (loss)	20,512
Accumulated net realized gains (losses) on investments	(6,496,810)
Net unrealized appreciation (depreciation) on investments	10,388,423
NET ASSETS	$18,965,595

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	323,959
Net Asset Value (offering and redemption price per share)	$58.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$200,125
Interest	2
Foreign tax withholding	(18)
TOTAL INVESTMENT INCOME	200,109

EXPENSES:
Advisory fees	80,979
Management services fees	10,797
Administration fees	4,665
Transfer agency fees	7,074
Administrative services fees	32,433
Distribution fees	26,993
Custody fees	8,350
Fund accounting fees	9,598
Trustee fees	320
Compliance services fees	113
Other fees	10,906
Total Gross Expenses before reductions	192,228
Expenses reduced and reimbursed by the Advisor	(10,836)
TOTAL NET EXPENSES	181,392
NET INVESTMENT INCOME (LOSS)	18,717

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	579,381
Change in net unrealized appreciation/depreciation on investments	(612,100)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(32,719)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,002)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 233

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$18,717	$43,202
Net realized gains (losses) on investments	579,381	492,048
Change in net unrealized appreciation/depreciation on investments	(612,100)	5,741,537
Change in net assets resulting from operations	(14,002)	6,276,787

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(43,202)	(76,297)
Change in net assets resulting from distributions	(43,202)	(76,297)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,648,760	38,717,286
Dividends reinvested	43,202	76,297
Value of shares redeemed	(18,994,981)	(29,433,241)
Change in net assets resulting from capital transactions	(10,303,019)	9,360,342
Change in net assets	(10,360,223)	15,560,832

NET ASSETS:
Beginning of period	29,325,818	13,764,986
End of period	$18,965,595	$29,325,818
Accumulated net investment income (loss)	$20,512	$44,997

SHARE TRANSACTIONS:
Issued	151,713	797,394
Reinvested	748	1,667
Redeemed	(340,687)	(617,276)
Change in shares	(188,226)	181,785

See accompanying notes to financial statements.

234 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$57.26		$41.66	$36.07	$36.82	$29.82	$24.19

Investment Activities:
Net investment income (loss)(a)	0.05		0.11	0.23	0.09	0.13	0.18
Net realized and unrealized gains (losses) on investments	1.37	(b)	15.74	5.46	(0.74)	6.94	5.64
Total income (loss) from investment activities	1.42		15.85	5.69	(0.65)	7.07	5.82

Distributions to Shareholders From:
Net investment income	(0.14)		(0.25)	(0.10)	(0.10)	(0.07)	(0.19)

Net Asset Value, End of Period	$58.54		$57.26	$41.66	$36.07	$36.82	$29.82

Total Return	2.48	%(c)	38.19%	15.80%	(1.79)%	23.75%	24.10%

Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.81%	1.94%	1.90%	1.89%	2.11%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(d)	0.17%		0.22%	0.59%	0.23%	0.39%	0.69%

Supplemental Data:
Net assets, end of period (000’s)	$18,966		$29,326	$13,765	$10,695	$17,340	$14,724
Portfolio turnover rate(e)	23	%(c)	106%	141%	247%	238%	434%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 235

Investment Objective: The ProFund VP Internet seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Internet Composite Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	10.0%
Amazon.com, Inc.	8.2%
Facebook, Inc.	8.2%
Priceline.com, Inc.	6.0%
eBay, Inc.	5.9%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
Akamai Technologies, Inc.* (Software)	4,850	$296,141
Allscripts Healthcare Solutions, Inc.* (Software)	9,300	149,265
Amazon.com, Inc.* (Internet)	2,800	909,384
Blucora, Inc.* (Internet)	4,350	82,085
Conversant, Inc.* (Internet)	4,600	116,840
Cornerstone OnDemand, Inc.* (Software)	3,050	140,361
DealerTrack Holdings, Inc.* (Software)	2,950	133,753
Digital River, Inc.* (Software)	4,000	61,720
E*TRADE Financial Corp.* (Diversified Financial Services)	10,500	223,230
EarthLink Holdings Corp. (Telecommunications)	15,600	58,032
eBay, Inc.* (Internet)	12,950	648,276
Ebix, Inc. (Software)	4,600	65,826
Equinix, Inc.* (Internet)	1,400	294,126
Expedia, Inc. (Internet)	3,250	255,970
Facebook, Inc.*—Class A (Internet)	13,500	908,414
Google, Inc.*—Class C (Internet)	950	546,516
Google, Inc.*—Class A (Internet)	950	555,436
Groupon, Inc.* (Internet)	22,650	149,943
IAC/InterActiveCorp (Internet)	3,000	207,690
j2 Global, Inc. (Computers)	2,750	139,865
Juniper Networks, Inc.* (Telecommunications)	12,150	298,161
LinkedIn Corp.*—Class A (Internet)	2,150	368,661
LivePerson, Inc.* (Computers)	6,800	69,020
Netflix, Inc.* (Internet)	1,000	440,600
NETGEAR, Inc.* (Telecommunications)	3,000	104,310
NetSuite, Inc.* (Software)	1,750	152,040
OpenTable, Inc.* (Internet)	1,650	170,940
Pandora Media, Inc.* (Internet)	7,200	212,400
Priceline.com, Inc.* (Internet)	550	661,650
Rackspace Hosting, Inc.* (Internet)	4,900	164,934
Salesforce.com, Inc.* (Software)	8,850	514,008
Sapient Corp.* (Internet)	7,500	121,875
Sonus Networks, Inc.* (Telecommunications)	24,100	86,519
TD Ameritrade Holding Corp. (Diversified Financial Services)	7,850	246,098
Tibco Software, Inc.* (Internet)	7,700	155,309
TripAdvisor, Inc.* (Internet)	2,850	309,681
Twitter, Inc.* (Internet)	4,200	172,074
United Online, Inc. (Internet)	3,600	37,440
VeriSign, Inc.* (Internet)	4,350	212,324
VirnetX Holding Corp.* (Internet)	4,650	81,887
Yahoo!, Inc.* (Internet)	13,700	481,281
TOTAL COMMON STOCKS (Cost $5,253,031)		11,004,085
TOTAL INVESTMENT SECURITIES (Cost $5,253,031)—99.4%		11,004,085
Net other assets (liabilities)—0.6%		71,366
NET ASSETS—100.0%		$11,075,451

*                 Non-income producing security

ProFund VP Internet invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Computers	$208,885	1.9%
Diversified Financial Services	469,328	4.2%
Internet	8,265,736	74.8%
Software	1,513,114	13.6%
Telecommunications	547,022	4.9%
Other**	71,366	0.6%
Total	$11,075,451	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

236 :: ProFund VP Internet :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$5,253,031
Securities, at value	11,004,085
Total Investment Securities, at value	11,004,085
Dividends receivable	1,008
Receivable for capital shares issued	15,901
Receivable for investments sold	220,050
Prepaid expenses	221
TOTAL ASSETS	11,241,265

LIABILITIES:
Payable for capital shares redeemed	76,361
Cash overdraft	65,602
Advisory fees payable	6,158
Management services fees payable	821
Administration fees payable	336
Administrative services fees payable	4,074
Distribution fees payable	3,991
Transfer agency fees payable	550
Fund accounting fees payable	665
Compliance services fees payable	76
Other accrued expenses	7,180
TOTAL LIABILITIES	165,814
NET ASSETS	$11,075,451

NET ASSETS CONSIST OF:
Capital	$6,104,864
Accumulated net investment income (loss)	(102,918)
Accumulated net realized gains (losses) on investments	(677,549)
Net unrealized appreciation (depreciation) on investments	5,751,054
NET ASSETS	$11,075,451

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	146,124
Net Asset Value (offering and redemption price per share)	$75.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$11,613
Interest	2
TOTAL INVESTMENT INCOME	11,615

EXPENSES:
Advisory fees	52,437
Management services fees	6,991
Administration fees	2,743
Transfer agency fees	4,159
Administrative services fees	21,033
Distribution fees	17,479
Custody fees	3,617
Fund accounting fees	5,271
Trustee fees	191
Compliance services fees	73
Other fees	6,586
Total Gross Expenses before reductions	120,580
Expenses reduced and reimbursed by the Advisor	(3,122)
TOTAL NET EXPENSES	117,458
NET INVESTMENT INCOME (LOSS)	(105,843)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	190,054
Change in net unrealized appreciation/depreciation on investments	(706,945)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(516,891)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(622,734)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 237

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(105,843)	$(138,432)
Net realized gains (losses) on investments	190,054	274,659
Change in net unrealized appreciation/depreciation on investments	(706,945)	3,765,426
Change in net assets resulting from operations	(622,734)	3,901,653

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(525,426)	(688,596)
Change in net assets resulting from distributions	(525,426)	(688,596)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,857,603	25,344,214
Dividends reinvested	525,426	688,596
Value of shares redeemed	(16,826,587)	(21,304,342)
Change in net assets resulting from capital transactions	(2,443,558)	4,728,468
Change in net assets	(3,591,718)	7,941,525

NET ASSETS:
Beginning of period	14,667,169	6,725,644
End of period	$11,075,451	$14,667,169
Accumulated net investment income (loss)	$(102,918)	$2,925

SHARE TRANSACTIONS:
Issued	172,061	374,317
Reinvested	7,252	11,719
Redeemed	(215,201)	(316,690)
Change in shares	(35,888)	69,346

See accompanying notes to financial statements.

238 :: ProFund VP Internet :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$80.58		$59.70	$54.92	$60.73	$46.50	$26.23

Investment Activities:
Net investment income (loss)(a)	(0.59)		(0.97)	(0.76)	(0.86)	(0.48)	(0.58)
Net realized and unrealized gains (losses) on investments	(0.46)		29.14	11.09	(3.14)	16.40	20.85
Total income (loss) from investment activities	(1.05)		28.17	10.33	(4.00)	15.92	20.27

Distributions to Shareholders From:
Net realized gains on investments	(3.74)		(7.29)	(5.55)	(1.81)	(1.69)	—

Net Asset Value, End of Period	$75.79		$80.58	$59.70	$54.92	$60.73	$46.50

Total Return	(1.08	)%(b)	51.71%	19.76%	(6.91)%	35.27%	77.28%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.76%	1.93%	1.82%	1.81%	1.83%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	(1.51)%		(1.42)%	(1.33)%	(1.42)%	(0.95)%	(1.53)%
Supplemental Data:
Net assets, end of period (000’s)	$11,075		$14,667	$6,726	$4,494	$17,774	$14,879
Portfolio turnover rate(d)	93	%(b)	194%	189%	95%	233%	286%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 239

Investment Objective: The ProFund VP Oil & Gas seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	20.6%
Chevron Corp.	11.8%
Schlumberger, Ltd.	7.3%
ConocoPhillips	5.0%
Occidental Petroleum Corp.	3.8%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	72%
Oil Equipment, Services and Distribution	28%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	17,526	$1,918,571
Apache Corp. (Oil & Gas)	13,462	1,354,546
Atwood Oceanics, Inc.* (Oil & Gas)	2,032	106,639
Baker Hughes, Inc. (Oil & Gas Services)	14,986	1,115,708
Bristow Group, Inc. (Transportation)	1,270	102,387
Cabot Oil & Gas Corp. (Oil & Gas)	14,478	494,279
Cameron International Corp.* (Oil & Gas Services)	7,112	481,554
CARBO Ceramics, Inc. (Oil & Gas Services)	762	117,439
Chart Industries, Inc.* (Machinery-Diversified)	1,016	84,064
Cheniere Energy, Inc.* (Oil & Gas)	7,620	546,354
Chesapeake Energy Corp. (Oil & Gas)	17,526	544,708
Chevron Corp. (Oil & Gas)	65,786	8,588,363
Cimarex Energy Co. (Oil & Gas)	3,048	437,266
Cobalt International Energy, Inc.* (Oil & Gas)	10,160	186,436
Concho Resources, Inc.* (Oil & Gas)	3,810	550,545
ConocoPhillips (Oil & Gas)	42,418	3,636,496
Continental Resources, Inc.* (Oil & Gas)	1,524	240,853
Core Laboratories N.V. (Oil & Gas Services)	1,524	254,599
Denbury Resources, Inc. (Oil & Gas)	12,192	225,064
Devon Energy Corp. (Oil & Gas)	13,208	1,048,715
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,286	113,454
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,540	161,874
Dril-Quip, Inc.* (Oil & Gas Services)	1,524	166,482
Energen Corp. (Oil & Gas)	2,540	225,755
Energy XXI (Bermuda), Ltd. (Oil & Gas)	3,302	78,026
Ensco PLCADR—Class A (Oil & Gas)	8,128	451,673
EOG Resources, Inc. (Oil & Gas)	18,796	2,196,502
EQT Corp. (Oil & Gas)	5,334	570,204
EXCO Resources, Inc. (Oil & Gas)	5,842	34,409
Exterran Holdings, Inc. (Oil & Gas Services)	2,032	91,420
Exxon Mobil Corp. (Oil & Gas)	148,590	14,960,042
First Solar, Inc.* (Semiconductors)	2,540	180,492
FMC Technologies, Inc.* (Oil & Gas Services)	8,128	496,377
Gulfport Energy Corp.* (Oil & Gas)	3,048	191,414
Halliburton Co. (Oil & Gas Services)	29,210	2,074,202
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,302	86,876
Helmerich & Payne, Inc. (Oil & Gas)	3,810	442,379
Hess Corp. (Oil & Gas)	9,144	904,250
HollyFrontier Corp. (Oil & Gas)	6,858	299,626
Kinder Morgan, Inc. (Pipelines)	23,114	838,114
Kodiak Oil & Gas Corp.* (Oil & Gas)	9,144	133,045
Marathon Oil Corp. (Oil & Gas)	23,368	932,851
Marathon Petroleum Corp. (Oil & Gas)	9,906	773,361
McDermott International, Inc.* (Oil & Gas Services)	8,128	65,756
Murphy Oil Corp. (Oil & Gas)	5,842	388,376
Nabors Industries, Ltd. (Oil & Gas)	9,144	268,559
National Oilwell Varco, Inc. (Oil & Gas Services)	14,732	1,213,180
Newfield Exploration Co.* (Oil & Gas)	4,826	213,309
Noble Corp. (Oil & Gas)	8,890	298,348
Noble Energy, Inc. (Oil & Gas)	12,446	964,067
Oasis Petroleum, Inc.* (Oil & Gas)	3,302	184,549
Occidental Petroleum Corp. (Oil & Gas)	27,178	2,789,279
Oceaneering International, Inc. (Oil & Gas Services)	3,810	297,675
OGE Energy Corp. (Electric)	6,858	268,011
Oil States International, Inc.* (Oil & Gas Services)	1,778	113,952
ONEOK, Inc. (Pipelines)	7,112	484,185
Patterson-UTI Energy, Inc. (Oil & Gas)	5,080	177,495
Phillips 66 (Oil & Gas)	19,558	1,573,050
Pioneer Natural Resources Co. (Oil & Gas)	4,826	1,109,063
QEP Resources, Inc. (Oil & Gas)	6,350	219,075
Range Resources Corp. (Oil & Gas)	5,842	507,962
Rosetta Resources, Inc.* (Oil & Gas)	2,032	111,455
Rowan Cos. PLC—Class A (Oil & Gas)	4,318	137,874
SandRidge Energy, Inc.* (Oil & Gas)	12,446	88,989
Schlumberger, Ltd. (Oil & Gas Services)	44,958	5,302,795
SEACOR Holdings, Inc.* (Oil & Gas Services)	762	62,675
SemGroup Corp.—Class A (Pipelines)	1,524	120,167
SM Energy Co. (Oil & Gas)	2,286	192,253
Southwestern Energy Co.* (Oil & Gas)	12,192	554,614
Spectra Energy Corp. (Pipelines)	23,114	981,883
Superior Energy Services, Inc. (Oil & Gas Services)	5,334	192,771
Teekay Shipping Corp. (Transportation)	1,270	79,058
Tesoro Petroleum Corp. (Oil & Gas)	4,572	268,239
The Williams Cos., Inc. (Pipelines)	25,400	1,478,533
Tidewater, Inc. (Transportation)	1,778	99,835
Transocean, Ltd. (Oil & Gas)	11,684	526,131
Ultra Petroleum Corp.* (Oil & Gas)	5,334	158,366
Unit Corp.* (Oil & Gas)	1,524	104,897
Valero Energy Corp. (Oil & Gas)	18,542	928,954

See accompanying notes to financial statements.

240 :: ProFund VP Oil & Gas :: Financial Statements

Common Stocks, continued

	Shares	Value
Weatherford International PLC* (Oil & Gas Services)	26,670	$613,410
Western Refining, Inc. (Oil & Gas)	1,778	66,764
Whiting Petroleum Corp.* (Oil & Gas)	4,064	326,136
World Fuel Services Corp. (Retail)	2,540	125,044
WPX Energy, Inc.* (Oil & Gas)	7,112	170,048
TOTAL COMMON STOCKS (Cost $28,856,824)		72,264,196

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $538,000	$538,000	$538,000
TOTAL REPURCHASE AGREEMENTS (Cost $538,000)		538,000
TOTAL INVESTMENT SECURITIES (Cost $29,394,824)—100.1%		72,802,196
Net other assets (liabilities)—(0.1)%		(77,346)
NET ASSETS—100.0%		$72,724,850

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

ProFund VP Oil & Gas invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Electric	$268,011	0.4%
Machinery-Diversified	84,064	0.1%
Oil & Gas	54,513,678	74.9%
Oil & Gas Services	12,908,745	17.7%
Pipelines	3,902,882	5.4%
Retail	125,044	0.2%
Semiconductors	180,492	0.3%
Transportation	281,280	0.4%
Other**	460,654	0.6%
Total	$72,724,850	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 241

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$29,394,824
Securities, at value	72,264,196
Repurchase agreements, at value	538,000
Total Investment Securities, at value	72,802,196
Cash	933
Dividends and interest receivable	36,648
Receivable for capital shares issued	88,706
Prepaid expenses	762
TOTAL ASSETS	72,929,245

LIABILITIES:
Payable for capital shares redeemed	33,413
Advisory fees payable	40,167
Management services fees payable	5,356
Administration fees payable	2,170
Administrative services fees payable	27,940
Distribution fees payable	24,656
Trustee fees payable	23
Transfer agency fees payable	3,553
Fund accounting fees payable	4,298
Compliance services fees payable	338
Other accrued expenses	62,481
TOTAL LIABILITIES	204,395
NET ASSETS	$72,724,850

NET ASSETS CONSIST OF:
Capital	$31,042,918
Accumulated net investment income (loss)	157,024
Accumulated net realized gains (losses) on investments	(1,882,464)
Net unrealized appreciation (depreciation) on investments	43,407,372
NET ASSETS	$72,724,850

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,290,906
Net Asset Value (offering and redemption price per share)	$56.34

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$655,622
Interest	8
Foreign tax withholding	(207)
TOTAL INVESTMENT INCOME	655,423

EXPENSES:
Advisory fees	222,685
Management services fees	29,691
Administration fees	11,309
Transfer agency fees	17,198
Administrative services fees	89,291
Distribution fees	74,228
Custody fees	3,959
Fund accounting fees	21,413
Trustee fees	736
Compliance services fees	338
Other fees	45,926
Total Gross Expenses before reductions	516,774
Expenses reduced and reimbursed by the Advisor	(17,960)
TOTAL NET EXPENSES	498,814
NET INVESTMENT INCOME (LOSS)	156,609

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,869,553
Change in net unrealized appreciation/depreciation on investments	3,444,765
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,314,318

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,470,927

See accompanying notes to financial statements.

242 :: ProFund VP Oil & Gas :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$156,609	$253,665
Net realized gains (losses) on investments	3,869,553	5,695,970
Change in net unrealized appreciation/depreciation on investments	3,444,765	6,605,725
Change in net assets resulting from operations	7,470,927	12,555,360

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(253,665)	(252,011)
Net realized gains on investments	(4,103,249)	(2,235,809)
Change in net assets resulting from distributions	(4,356,914)	(2,487,820)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,429,675	30,356,128
Dividends reinvested	4,356,914	2,487,820
Value of shares redeemed	(15,063,596)	(41,583,398)
Change in net assets resulting from capital transactions	10,722,993	(8,739,450)
Change in net assets	13,837,006	1,328,090

NET ASSETS:
Beginning of period	58,887,844	57,559,754
End of period	$72,724,850	$58,887,844
Accumulated net investment income (loss)	$157,024	$254,080

SHARE TRANSACTIONS:
Issued	391,120	615,475
Reinvested	81,912	52,786
Redeemed	(283,334)	(845,562)
Change in shares	189,698	(177,301)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Oil & Gas :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$53.48		$45.02	$47.47	$46.49	$39.64	$38.84

Investment Activities:
Net investment income (loss)(a)	0.14		0.21	0.18	0.04	0.08	0.15
Net realized and unrealized gains (losses) on investments	6.45		10.34	1.12	1.00	6.93	5.73
Total income (loss) from investment activities	6.59		10.55	1.30	1.04	7.01	5.88

Distributions to Shareholders From:
Net investment income	(0.22)		(0.21)	(0.05)	(0.06)	(0.16)	—
Net realized gains on investments	(3.51)		(1.88)	(3.70)	—	—	(5.08)
Total distributions	(3.73)		(2.09)	(3.75)	(0.06)	(0.16)	(5.08)

Net Asset Value, End of Period	$56.34		$53.48	$45.02	$47.47	$46.49	$39.64

Total Return	12.72	%(b)	24.07%	2.90%	2.25%	17.76%	15.50%

Ratios to Average Net Assets:
Gross expenses(c)	1.74%		1.76%	1.86%	1.82%	1.77%	1.81%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	0.53%		0.43%	0.39%	0.08%	0.21%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$72,725		$58,888	$57,560	$69,061	$97,755	$82,607
Portfolio turnover rate(d)	14	%(b)	19%	68%	73%	89%	109%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

244  :: ProFund VP Pharmaceuticals :: Financial Statements

Investment Objective: The ProFund VP Pharmaceuticals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	34%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	19.4%
Pfizer, Inc.	12.4%
Merck & Co., Inc.	11.1%
Bristol-Myers Squibb Co.	5.3%
Eli Lilly & Co.	4.0%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (66.2%)

	Shares	Value
Actavis PLC* (Pharmaceuticals)	4,290	$956,885
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	330	10,590
Allergan, Inc. (Pharmaceuticals)	4,950	837,639
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,135	19,970
Bristol-Myers Squibb Co. (Pharmaceuticals)	27,225	1,320,685
Eli Lilly & Co. (Pharmaceuticals)	16,170	1,005,289
Endo International PLC* (Pharmaceuticals)	2,310	161,746
Hospira, Inc.* (Healthcare-Products)	2,805	144,093
Impax Laboratories, Inc.* (Pharmaceuticals)	990	29,690
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	825	121,283
Johnson & Johnson (Pharmaceuticals)	46,365	4,850,705
Mallinckrodt PLC* (Pharmaceuticals)	990	79,220
Merck & Co., Inc. (Pharmaceuticals)	47,850	2,768,123
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,105	314,774
Perrigo Co. PLC (Pharmaceuticals)	2,145	312,655
Pfizer, Inc. (Pharmaceuticals)	104,445	3,099,927
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	990	91,565
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	990	122,117
Theravance Biopharma, Inc.* (Biotechnology)	330	10,520
Theravance, Inc. (Biotechnology)	1,320	39,310
VIVUS, Inc.* (Pharmaceuticals)	1,650	8,778
Zoetis, Inc. (Pharmaceuticals)	8,250	266,228
TOTAL COMMON STOCKS (Cost $10,070,270)		16,571,792

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $13,000	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000
TOTAL INVESTMENT SECURITIES (Cost $10,083,270)—66.3%		16,584,792
Net other assets (liabilities)—33.7%		8,432,940
NET ASSETS—100.0%		$25,017,732

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	0.62%	7/23/14	$8,448,986	$(1,014)

^                  Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 245

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Biotechnology	$80,390	0.4%
Healthcare-Products	144,093	0.5%
Pharmaceuticals	16,347,309	65.3%
Other**	8,445,940	33.8%
Total	$25,017,732	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

246 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$10,083,270
Securities, at value	16,571,792
Repurchase agreements, at value	13,000
Total Investment Securities, at value	16,584,792
Cash	865
Dividends and interest receivable	31,917
Receivable for capital shares issued	99,348
Receivable for investments sold	9,129,686
Prepaid expenses	302
TOTAL ASSETS	25,846,910

LIABILITIES:
Payable for investments purchased	501,923
Payable for capital shares redeemed	265,096
Unrealized loss on swap agreements	1,014
Advisory fees payable	14,460
Management services fees payable	1,928
Administration fees payable	761
Administrative services fees payable	11,062
Distribution fees payable	10,722
Trustee fees payable	8
Transfer agency fees payable	1,247
Fund accounting fees payable	1,508
Compliance services fees payable	130
Other accrued expenses	19,319
TOTAL LIABILITIES	829,178
NET ASSETS	$25,017,732

NET ASSETS CONSIST OF:
Capital	$21,305,840
Accumulated net investment income (loss)	93,235
Accumulated net realized gains (losses) on investments	(2,881,851)
Net unrealized appreciation (depreciation) on investments	6,500,508
NET ASSETS	$25,017,732

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	687,274
Net Asset Value (offering and redemption price per share)	$36.40

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$282,811
Interest	7
TOTAL INVESTMENT INCOME	282,818

EXPENSES:
Advisory fees	84,636
Management services fees	11,285
Administration fees	4,600
Transfer agency fees	6,996
Administrative services fees	31,935
Distribution fees	28,212
Custody fees	2,325
Fund accounting fees	8,688
Trustee fees	301
Compliance services fees	111
Other fees	16,206
Total Gross Expenses before reductions	195,295
Expenses reduced and reimbursed by the Advisor	(5,711)
TOTAL NET EXPENSES	189,584
NET INVESTMENT INCOME (LOSS)	93,234

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	905,705
Net realized gains (losses) on swap agreements	(74,554)
Change in net unrealized appreciation/depreciation on investments	1,322,168
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,153,319

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,246,553

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 247

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$93,234	$194,938
Net realized gains (losses) on investments	831,151	1,578,817
Change in net unrealized appreciation/depreciation on investments	1,322,168	2,439,674
Change in net assets resulting from operations	2,246,553	4,213,429

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(194,937)	(340,085)
Net realized gains on investments	(973,226)	(922,680)
Change in net assets resulting from distributions	(1,168,163)	(1,262,765)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,040,059	26,744,272
Dividends reinvested	1,168,163	1,262,765
Value of shares redeemed	(14,107,610)	(24,459,497)
Change in net assets resulting from capital transactions	4,100,612	3,547,540
Change in net assets	5,179,002	6,498,204

NET ASSETS:
Beginning of period	19,838,730	13,340,526
End of period	$25,017,732	$19,838,730
Accumulated net investment income (loss)	$93,235	$194,938

SHARE TRANSACTIONS:
Issued	467,417	840,292
Reinvested	33,111	41,200
Redeemed	(393,543)	(784,140)
Change in shares	106,985	97,352

See accompanying notes to financial statements.

248 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$34.19		$27.62	$25.05	$22.09	$22.95	$20.17

Investment Activities:
Net investment income (loss)(a)	0.15		0.35	0.48	0.41	0.39	0.52
Net realized and unrealized gains (losses) on investments	3.80		8.16	2.46	3.08	(0.27)	2.83
Total income (loss) from investment activities	3.95		8.51	2.94	3.49	0.12	3.35

Distributions to Shareholders From:
Net investment income	(0.29)		(0.52)	(0.37)	(0.53)	(0.98)	(0.57)
Net realized gains on investments	(1.45)		(1.42)	—	—	—	—
Total distributions	(1.74)		(1.94)	(0.37)	(0.53)	(0.98)	(0.57)

Net Asset Value, End of Period	$36.40		$34.19	$27.62	$25.05	$22.09	$22.95

Total Return	11.72	%(b)	31.63%	11.86%	16.13%	0.48%	16.90%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.74%	1.85%	1.80%	1.78%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.65%
Net investment income (loss)(c)	0.83%		1.12%	1.83%	1.74%	1.78%	2.66%

Supplemental Data:
Net assets, end of period (000’s)	$25,018		$19,839	$13,341	$26,906	$6,885	$13,122
Portfolio turnover rate(d)	135	%(b)	275%	351%	411%	360%	508%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 249

Investment Objective: The ProFund VP Precious Metals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $40,856,030	$40,856,000	$40,856,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,856,000)		40,856,000
TOTAL INVESTMENT SECURITIES (Cost $40,856,000)—99.8%		40,856,000
Net other assets (liabilities)—0.2%		89,765
NET ASSETS—100.0%		$40,945,765

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $8,701,000.

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	0.62%	7/23/14	$20,625,622	$194,980
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	0.72%	7/23/14	20,298,832	190,300
				$385,280

^	Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

250 :: ProFund VP Precious Metals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$40,856,000
Repurchase agreements, at value	40,856,000
Total Investment Securities, at value	40,856,000
Cash	581
Interest receivable	30
Unrealized gain on swap agreements	385,280
Receivable for capital shares issued	233,732
Prepaid expenses	584
TOTAL ASSETS	41,476,207

LIABILITIES:
Payable for capital shares redeemed	443,879
Advisory fees payable	20,914
Management services fees payable	2,788
Administration fees payable	1,174
Administrative services fees payable	14,840
Distribution fees payable	13,209
Trustee fees payable	12
Transfer agency fees payable	1,923
Fund accounting fees payable	2,326
Compliance services fees payable	209
Other accrued expenses	29,168
TOTAL LIABILITIES	530,442
NET ASSETS	$40,945,765

NET ASSETS CONSIST OF:
Capital	$100,450,424
Accumulated net investment income (loss)	(317,799)
Accumulated net realized gains (losses) on investments	(59,572,140)
Net unrealized appreciation (depreciation) on investments	385,280
NET ASSETS	$40,945,765

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,529,599
Net Asset Value (offering and redemption price per share)	$26.77

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$2,779

EXPENSES:
Advisory fees	143,115
Management services fees	19,082
Administration fees	7,341
Transfer agency fees	11,154
Administrative services fees	59,087
Distribution fees	47,705
Custody fees	4,055
Fund accounting fees	13,715
Trustee fees	492
Compliance services fees	209
Other fees	25,208
Total Gross Expenses before reductions	331,163
Expenses reduced and reimbursed by the Advisor	(10,585)
TOTAL NET EXPENSES	320,578
NET INVESTMENT INCOME (LOSS)	(317,799)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	6,345,945
Change in net unrealized appreciation/depreciation on investments	(1,173,811)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,172,134

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,854,335

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 251

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(317,799)	$(753,153)
Net realized gains (losses) on investments	6,345,945	(23,504,569)
Change in net unrealized appreciation/depreciation on investments	(1,173,811)	(700,837)
Change in net assets resulting from operations	4,854,335	(24,958,559)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	32,238,725	92,724,238
Value of shares redeemed	(35,013,778)	(104,365,279)
Change in net assets resulting from capital transactions	(2,775,053)	(11,641,041)
Change in net assets	2,079,282	(36,599,600)

NET ASSETS:
Beginning of period	38,866,483	75,466,083
End of period	$40,945,765	$38,866,483
Accumulated net investment income (loss)	$(317,799)	$—

SHARE TRANSACTIONS:
Issued	1,291,601	3,451,255
Redeemed	(1,412,262)	(3,789,768)
Change in shares	(120,661)	(338,513)

See accompanying notes to financial statements.

252 :: ProFund VP Precious Metals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$23.55		$37.95	$44.41	$55.83	$42.00		$31.27

Investment Activities:
Net investment income (loss)(a)	(0.21)		(0.46)	(0.65)	(0.83)	(0.71)		(0.58)
Net realized and unrealized gains (losses) on investments	3.43		(13.94)	(5.81)	(9.79)	14.54		11.62
Total income (loss) from investment activities	3.22		(14.40)	(6.46)	(10.62)	13.83		11.04

Distributions to Shareholders From:
Net investment income	—		—	—	—	—		(0.31)
Net realized gains on investments	—		—	—	(0.80)	—		—
Total distributions	—		—	—	(0.80)	—		(0.31)

Net Asset Value, End of Period	$26.77		$23.55	$37.95	$44.41	$55.83		$42.00

Total Return	13.67	%(b)	(37.94)%	(14.55)%	(19.21)%	32.93%		35.33%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.72%	1.83%	1.79%	1.76%		1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%		1.67%
Net investment income (loss)(c)	(1.66)%		(1.65)%	(1.57)%	(1.64)%	(1.56)%		(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$40,946		$38,866	$75,466	$103,159	$174,735		$131,107
Portfolio turnover rate(d)	—		—	—	—	694	%(e)	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 253

Investment Objective: The ProFund VP Real Estate seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Real Estate Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	7.3%
American Tower Corp.	5.0%
Crown Castle International Corp.	3.5%
Public Storage, Inc.	3.5%
Equity Residential	3.0%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate)	1,521	$63,045
Alexandria Real Estate Equities, Inc. (REIT)	2,574	199,845
American Campus Communities, Inc. (REIT)	3,861	147,645
American Capital Agency Corp. (REIT)	12,870	301,287
American Realty Capital Properties, Inc. (REIT)	32,877	411,949
American Tower Corp. (REIT)	14,391	1,294,902
Annaly Mortgage Management, Inc. (REIT)	34,515	394,506
Apartment Investment & Management Co.—Class A (REIT)	5,382	173,677
ARMOUR Residential REIT, Inc. (REIT)	12,987	56,234
AvalonBay Communities, Inc. (REIT)	4,446	632,177
BioMed Realty Trust, Inc. (REIT)	7,020	153,247
Boston Properties, Inc. (REIT)	5,616	663,699
Brandywine Realty Trust (REIT)	5,733	89,435
Camden Property Trust (REIT)	3,159	224,763
CBL & Associates Properties, Inc. (REIT)	6,201	117,819
CBRE Group, Inc.*—Class A (Real Estate)	10,179	326,135
Chimera Investment Corp. (REIT)	37,440	119,434
Columbia Property Trust, Inc. (REIT)	4,563	118,684
CommonWealth REIT (REIT)	4,096	107,800
Corporate Office Properties Trust (REIT)	3,159	87,852
Corrections Corp. of America (REIT)	4,212	138,364
Crown Castle International Corp. (REIT)	12,168	903,596
CubeSmart (REIT)	4,914	90,024
CYS Investments, Inc. (REIT)	5,850	52,767
DCT Industrial Trust, Inc. (REIT)	11,934	97,978
DDR Corp. (REIT)	10,647	187,707
DiamondRock Hospitality Co. (REIT)	7,137	91,496
Digital Realty Trust, Inc. (REIT)	4,914	286,584
Douglas Emmett, Inc. (REIT)	4,797	135,371
Duke Realty Corp. (REIT)	12,051	218,846
DuPont Fabros Technology, Inc. (REIT)	2,340	63,086
EastGroup Properties, Inc. (REIT)	1,170	75,149
EPR Properties (REIT)	1,989	111,125
Equity Lifestyle Properties, Inc. (REIT)	2,925	129,168
Equity Residential (REIT)	12,285	773,955
Essex Property Trust, Inc. (REIT)	2,223	411,055
Extra Space Storage, Inc. (REIT)	3,978	211,829
Federal Realty Investment Trust (REIT)	2,457	297,100
Forest City Enterprises, Inc.*—Class A (Real Estate)	5,733	113,915
Franklin Street Properties Corp. (REIT)	3,159	39,740
Gaming and Leisure Properties, Inc. (REIT)	3,276	111,286
General Growth Properties, Inc. (REIT)	18,954	446,556
Hatteras Financial Corp. (REIT)	3,510	69,533
HCP, Inc. (REIT)	16,731	692,329
Health Care REIT, Inc. (REIT)	11,115	696,577
Healthcare Realty Trust, Inc. (REIT)	3,510	89,224
Highwoods Properties, Inc. (REIT)	3,276	137,428
Home Properties, Inc. (REIT)	2,106	134,700
Hospitality Properties Trust (REIT)	5,499	167,170
Host Hotels & Resorts, Inc. (REIT)	27,612	607,740
Invesco Mortgage Capital, Inc. (REIT)	4,446	77,183
Jones Lang LaSalle, Inc. (Real Estate)	1,638	207,027
Kilroy Realty Corp. (REIT)	3,042	189,456
Kimco Realty Corp. (REIT)	14,976	344,148
LaSalle Hotel Properties (REIT)	3,744	132,126
Lexington Realty Trust (REIT)	7,488	82,443
Liberty Property Trust (REIT)	5,382	204,139
Mack-Cali Realty Corp. (REIT)	3,276	70,368
Medical Properties Trust, Inc. (REIT)	6,318	83,650
MFA Financial, Inc. (REIT)	13,338	109,505
Mid-America Apartment Communities, Inc. (REIT)	2,691	196,578
National Retail Properties, Inc. (REIT)	4,446	165,347
OMEGA Healthcare Investors, Inc. (REIT)	4,563	168,192
Piedmont Office Realty Trust, Inc.—Class A (REIT)	5,616	106,367
Plum Creek Timber Co., Inc. (REIT)	6,435	290,219
Post Properties, Inc. (REIT)	1,989	106,332
Potlatch Corp. (REIT)	1,521	62,969
Prologis, Inc. (REIT)	18,252	749,975
Public Storage, Inc. (REIT)	5,265	902,158
Rayonier, Inc. (REIT)	4,563	162,215
Realogy Holdings Corp.* (Real Estate)	5,382	202,956
Realty Income Corp. (REIT)	8,073	358,603
Redwood Trust, Inc. (REIT)	3,042	59,228
Regency Centers Corp. (REIT)	3,393	188,922
Retail Properties of America, Inc. (REIT)	6,786	104,369
RLJ Lodging Trust (REIT)	4,797	138,585
Ryman Hospitality Properties, Inc. (REIT)	1,872	90,137
Senior Housing Properties Trust (REIT)	7,371	179,042
Simon Property Group, Inc. (REIT)	11,349	1,887,111
SL Green Realty Corp. (REIT)	3,510	384,029
Sovran Self Storage, Inc. (REIT)	1,170	90,383
Spirit Realty Capital, Inc. (REIT)	13,689	155,507

See accompanying notes to financial statements.

254 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
St. Joe Co.* (Real Estate)	3,393	$86,284
Starwood Property Trust, Inc. (REIT)	8,073	191,895
Starwood Waypoint Residential Trust* (REIT)	1,404	36,799
Sunstone Hotel Investors, Inc. (REIT)	6,669	99,568
Tanger Factory Outlet Centers, Inc. (REIT)	3,510	122,745
Taubman Centers, Inc. (REIT)	2,340	177,395
The Geo Group, Inc. (REIT)	2,691	96,149
The Howard Hughes Corp.* (Real Estate)	1,170	184,661
The Macerich Co. (REIT)	5,148	343,629
Two Harbors Investment Corp. (REIT)	13,338	139,782
UDR, Inc. (REIT)	9,126	261,277
Ventas, Inc. (REIT)	10,764	689,972
Vornado Realty Trust (REIT)	6,318	674,320
Washington Prime Group, Inc.* (REIT)	5,616	105,244
Washington REIT (REIT)	2,457	63,833
Weingarten Realty Investors (REIT)	4,095	134,480
Weyerhaeuser Co. (REIT)	21,294	704,618
WP Carey, Inc. (Real Estate)	2,106	135,626
TOTAL COMMON STOCKS (Cost $15,074,323)		25,763,079

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $162,000	$162,000	$162,000
TOTAL REPURCHASE AGREEMENTS (Cost $162,000)		162,000
TOTAL INVESTMENT SECURITIES (Cost $15,236,323)—100.2%		25,925,079
Net other assets (liabilities)—(0.2)%		(57,156)
NET ASSETS—100.0%		$25,867,923

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Real Estate invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Real Estate	$1,319,649	5.1%
REIT	24,443,430	94.5%
Other**	104,844	0.4%
Total	$25,867,923	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 255

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$15,236,323
Securities, at value	25,763,079
Repurchase agreements, at value	162,000
Total Investment Securities, at value	25,925,079
Cash	347
Dividends and interest receivable	102,837
Receivable for capital shares issued	172,682
Prepaid expenses	285
TOTAL ASSETS	26,201,230

LIABILITIES:
Payable for investments purchased	166,113
Payable for capital shares redeemed	114,320
Advisory fees payable	16,041
Management services fees payable	2,139
Administration fees payable	852
Administrative services fees payable	9,760
Distribution fees payable	9,003
Trustee fees payable	9
Transfer agency fees payable	1,395
Fund accounting fees payable	1,687
Compliance services fees payable	129
Other accrued expenses	11,859
TOTAL LIABILITIES	333,307
NET ASSETS	$25,867,923

NET ASSETS CONSIST OF:
Capital	$21,219,543
Accumulated net investment income (loss)	313,101
Accumulated net realized gains (losses) on investments	(6,353,477)
Net unrealized appreciation (depreciation) on investments	10,688,756
NET ASSETS	$25,867,923

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	440,683
Net Asset Value (offering and redemption price per share)	$58.70

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$495,436
Interest	3
TOTAL INVESTMENT INCOME	495,439

EXPENSES:
Advisory fees	81,401
Management services fees	10,853
Administration fees	4,198
Transfer agency fees	6,396
Administrative services fees	33,443
Distribution fees	27,134
Custody fees	4,490
Fund accounting fees	8,195
Trustee fees	269
Compliance services fees	129
Other fees	10,849
Total Gross Expenses before reductions	187,357
Expenses reduced and reimbursed by the Advisor	(5,019)
TOTAL NET EXPENSES	182,338

NET INVESTMENT INCOME (LOSS)	313,101

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	437,579
Change in net unrealized appreciation/depreciation on investments	2,126,019
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,563,598

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,876,699

See accompanying notes to financial statements.

256 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$313,101	$309,438
Net realized gains (losses) on investments	437,579	619,532
Change in net unrealized appreciation/depreciation on investments	2,126,019	(1,327,158)
Change in net assets resulting from operations	2,876,699	(398,188)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,236)	(269,921)
Change in net assets resulting from distributions	(88,236)	(269,921)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,369,017	80,081,274
Dividends reinvested	88,236	268,307
Value of shares redeemed	(12,788,216)	(84,891,797)
Change in net assets resulting from capital transactions	6,669,037	(4,542,216)
Change in net assets	9,457,500	(5,210,325)

NET ASSETS:
Beginning of period	16,410,423	21,620,748
End of period	$25,867,923	$16,410,423
Accumulated net investment income (loss)	$313,101	$88,236

SHARE TRANSACTIONS:
Issued	347,607	1,462,363
Reinvested	1,528	5,097
Redeemed	(230,033)	(1,564,166)
Change in shares	119,102	(96,706)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Real Estate :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$51.03		$51.69	$45.22	$43.17	$35.97	$28.71

Investment Activities:
Net investment income (loss)(a)	0.80		0.78	0.74	0.60	0.56	0.89
Net realized and unrealized gains (losses) on investments	7.05		(0.72)	6.97	1.45	8.17	7.08
Total income (loss) from investment activities	7.85		0.06	7.71	2.05	8.73	7.97

Distributions to Shareholders From:
Net investment income	(0.18)		(0.72)	(1.24)	—	(1.26)	(0.71)
Return of capital	—		—	—	—	(0.27)	—
Total distributions	(0.18)		(0.72)	(1.24)	—	(1.53)	(0.71)

Net Asset Value, End of Period	$58.70		$51.03	$51.69	$45.22	$43.17	$35.97

Total Return	15.39	%(b)	0.09%	17.17%	4.75%	24.69%	27.90%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.75%	1.84%	1.77%	1.83%	1.88%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	2.88%		1.44%	1.47%	1.33%	1.41%	3.10%

Supplemental Data:
Net assets, end of period (000’s)	$25,868		$16,410	$21,621	$13,998	$18,534	$18,585
Portfolio turnover rate(d)	47	%(b)	323%	290%	165%	289%	432%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

258 :: ProFund VP Semiconductor :: Financial Statements

Investment Objective: The ProFund VP Semiconductor seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Semiconductors Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	25%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	23.9%
Texas Instruments, Inc.	8.0%
Micron Technology, Inc.	5.5%
Applied Materials, Inc.	4.3%
Broadcom Corp.	3.2%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (74.8%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	8,195	$34,337
Altera Corp. (Semiconductors)	4,023	139,839
Analog Devices, Inc. (Semiconductors)	4,023	217,524
Applied Materials, Inc. (Semiconductors)	15,496	349,435
Atmel Corp.* (Semiconductors)	5,364	50,261
Avago Technologies, Ltd. (Semiconductors)	3,129	225,507
Broadcom Corp.—Class A (Semiconductors)	7,003	259,951
Cavium, Inc.* (Semiconductors)	745	36,997
Cirrus Logic, Inc.* (Semiconductors)	745	16,941
Cree, Inc.* (Semiconductors)	1,490	74,426
Cypress Semiconductor Corp. (Semiconductors)	1,788	19,507
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,639	25,568
Hittite Microwave Corp. (Semiconductors)	447	34,844
Integrated Device Technology, Inc.* (Semiconductors)	1,788	27,642
Intel Corp. (Semiconductors)	63,325	1,956,742
InterDigital, Inc. (Telecommunications)	447	21,367
International Rectifier Corp.* (Semiconductors)	894	24,943
KLA-Tencor Corp. (Semiconductors)	2,086	151,527
Lam Research Corp. (Semiconductors)	2,086	140,972
Linear Technology Corp. (Semiconductors)	2,980	140,269
Marvell Technology Group, Ltd. (Semiconductors)	5,364	76,866
Maxim Integrated Products, Inc. (Semiconductors)	3,576	120,905
Microchip Technology, Inc. (Semiconductors)	2,533	123,636
Micron Technology, Inc.* (Semiconductors)	13,559	446,769
Microsemi Corp.* (Semiconductors)	1,192	31,898
NVIDIA Corp. (Semiconductors)	7,152	132,598
ON Semiconductor Corp.* (Semiconductors)	5,662	51,751
PMC-Sierra, Inc.* (Semiconductors)	2,533	19,276
RF Micro Devices, Inc.* (Telecommunications)	3,576	34,293
Semtech Corp.* (Semiconductors)	894	23,378
Silicon Laboratories, Inc.* (Semiconductors)	447	22,015
Skyworks Solutions, Inc. (Semiconductors)	2,384	111,953
SunEdison, Inc.* (Semiconductors)	3,129	70,715
Synaptics, Inc.* (Computers)	447	40,516
Teradyne, Inc. (Semiconductors)	2,533	49,647
Texas Instruments, Inc. (Semiconductors)	13,708	655,105
Xilinx, Inc. (Semiconductors)	3,427	162,131
TOTAL COMMON STOCKS (Cost $4,617,196)		6,122,051

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreement with various counterparties, rate 0.02%, dated 6/30/14, due 7/1/14, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $4,621,196)—74.8%		6,126,051
Net other assets (liabilities)—25.2%		2,066,042
NET ASSETS—100.0%		$8,192,093

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 259

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	0.62%	7/23/14	$2,049,754	$(246)

^	Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Computers	$40,516	0.5%
Semiconductors	6,025,875	73.6%
Telecommunications	55,660	0.7%
Other**	2,070,042	25.2%
Total	$8,192,093	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

260 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$4,621,196
Securities, at value	6,122,051
Repurchase agreements, at value	4,000
Total Investment Securities, at value	6,126,051
Cash	688
Dividends and interest receivable	941
Receivable for capital shares issued	350,745
Receivable for investments sold	1,725,433
Prepaid expenses	34
TOTAL ASSETS	8,203,892

LIABILITIES:
Unrealized loss on swap agreements	246
Advisory fees payable	3,653
Management services fees payable	487
Administration fees payable	211
Administrative services fees payable	2,251
Distribution fees payable	2,174
Transfer agency fees payable	345
Fund accounting fees payable	417
Compliance services fees payable	26
Other accrued expenses	1,989
TOTAL LIABILITIES	11,799
NET ASSETS	$8,192,093

NET ASSETS CONSIST OF:
Capital	$9,154,766
Accumulated net investment income (loss)	12,361
Accumulated net realized gains (losses) on investments	(2,479,643)
Net unrealized appreciation (depreciation) on investments	1,504,609
NET ASSETS	$8,192,093

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	281,751
Net Asset Value (offering and redemption price per share)	$29.08

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$38,302
Interest	1
TOTAL INVESTMENT INCOME	38,303

EXPENSES:
Advisory fees	13,904
Management services fees	1,854
Administration fees	803
Transfer agency fees	1,226
Administrative services fees	5,377
Distribution fees	4,634
Custody fees	2,133
Fund accounting fees	1,601
Trustee fees	50
Compliance services fees	22
Other fees	2,161
Total Gross Expenses before reductions	33,765
Expenses reduced and reimbursed by the Advisor	(2,621)
TOTAL NET EXPENSES	31,144

NET INVESTMENT INCOME (LOSS)	7,159

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	14,883
Net realized gains (losses) on swap agreements	4,752
Change in net unrealized appreciation/depreciation on investments	795,843
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	815,478

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$822,637

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 261

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$7,159	$9,454
Net realized gains (losses) on investments	19,635	64,991
Change in net unrealized appreciation/depreciation on investments	795,843	267,706
Change in net assets resulting from operations	822,637	342,151

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,582)	(6,933)
Change in net assets resulting from distributions	(7,582)	(6,933)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,990,357	25,608,713
Dividends reinvested	7,582	6,933
Value of shares redeemed	(5,076,114)	(25,664,127)
Change in net assets resulting from capital transactions	5,921,825	(48,481)
Change in net assets	6,736,880	286,737

NET ASSETS:
Beginning of period	1,455,213	1,168,476
End of period	$8,192,093	$1,455,213
Accumulated net investment income (loss)	$12,361	$12,784

SHARE TRANSACTIONS:
Issued	419,447	1,247,879
Reinvested	285	335
Redeemed	(197,812)	(1,252,142)
Change in shares	221,920	(3,928)

See accompanying notes to financial statements.

262 :: ProFund VP Semiconductor :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$24.32		$18.33	$19.19	$19.98	$17.94	$10.94

Investment Activities:
Net investment income (loss)(a)	0.05		0.14	0.17	0.06	0.01	0.08
Net realized and unrealized gains (losses) on investments	4.75		5.97	(0.96)	(0.84)	2.19	6.92
Total income (loss) from investment activities	4.80		6.11	(0.79)	(0.78)	2.20	7.00

Distributions to Shareholders From:
Net investment income	(0.04)		(0.12)	(0.07)	(0.01)	(0.16)	—

Net Asset Value, End of Period	$29.08		$24.32	$18.33	$19.19	$19.98	$17.94

Total Return	19.75	%(b)	33.48%	(4.17)%	(3.90)%	12.40%	63.99%

Ratios to Average Net Assets:
Gross expenses(c)	1.82%		2.16%	2.09%	2.00%	1.96%	1.89%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(c)	0.39%		0.68%	0.83%	0.32%	0.08%	0.57%

Supplemental Data:
Net assets, end of period (000’s)	$8,192		$1,455	$1,168	$1,689	$2,684	$9,575
Portfolio turnover rate(d)	168	%(b)	1,499%	821%	498%	385%	576%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 263

Investment Objective: The ProFund VP Technology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	17.7%
Microsoft Corp.	9.9%
Google, Inc.	9.8%
International Business Machines Corp.	5.6%
Intel Corp.	4.9%

Dow Jones U.S. Technology Index — Composition

% of Index
Technology Hardware and Equipment	52%
Software and Computer Services	48%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
3D Systems Corp.* (Computers)	510	$30,498
ACI Worldwide, Inc.* (Software)	255	14,237
Adobe Systems, Inc.* (Software)	2,550	184,518
ADTRAN, Inc. (Telecommunications)	255	5,753
Advanced Micro Devices, Inc.* (Semiconductors)	3,825	16,027
Akamai Technologies, Inc.* (Software)	1,020	62,281
Allscripts Healthcare Solutions, Inc.* (Software)	1,020	16,371
Altera Corp. (Semiconductors)	1,785	62,047
Amdocs, Ltd. (Telecommunications)	1,020	47,257
Analog Devices, Inc. (Semiconductors)	1,785	96,515
ANSYS, Inc.* (Software)	510	38,668
AOL, Inc.* (Internet)	510	20,293
Apple Computer, Inc. (Computers)	34,680	3,222,811
Applied Materials, Inc. (Semiconductors)	7,140	161,007
ARRIS Group, Inc.* (Telecommunications)	765	24,885
Aruba Networks, Inc.* (Telecommunications)	510	8,935
Aspen Technology, Inc.* (Software)	510	23,664
athenahealth, Inc.* (Software)	255	31,908
Atmel Corp.* (Semiconductors)	2,550	23,894
Autodesk, Inc.* (Software)	1,275	71,885
Avago Technologies, Ltd. (Semiconductors)	1,530	110,267
Broadcom Corp.—Class A (Semiconductors)	3,315	123,053
Brocade Communications Systems, Inc. (Computers)	2,550	23,460
CA, Inc. (Software)	1,785	51,301
CACI International, Inc.*—Class A (Computers)	255	17,904
Cadence Design Systems, Inc.* (Computers)	1,785	31,220
Cavium, Inc.* (Semiconductors)	255	12,663
Cerner Corp.* (Software)	1,785	92,070
Ciena Corp.* (Telecommunications)	510	11,047
Cirrus Logic, Inc.* (Semiconductors)	255	5,799
Cisco Systems, Inc. (Telecommunications)	29,580	735,062
Citrix Systems, Inc.* (Software)	1,020	63,801
Cognizant Technology Solutions Corp.* (Computers)	3,570	174,609
CommVault Systems, Inc.* (Software)	255	12,538
Computer Sciences Corp. (Computers)	765	48,348
Compuware Corp. (Software)	1,275	12,737
Concur Technologies, Inc.* (Software)	255	23,802
Corning, Inc. (Telecommunications)	7,650	167,917
Cree, Inc.* (Semiconductors)	765	38,212
Cypress Semiconductor Corp. (Semiconductors)	765	8,346
Diebold, Inc. (Computers)	255	10,243
DST Systems, Inc. (Computers)	255	23,503
Electronics for Imaging, Inc.* (Computers)	255	11,526
EMC Corp. (Computers)	11,730	308,968
Equinix, Inc.* (Internet)	255	53,573
F5 Networks, Inc.* (Internet)	510	56,834
Facebook, Inc.*—Class A (Internet)	9,945	669,199
Fair Isaac Corp. (Software)	255	16,259
Fairchild Semiconductor International, Inc.* (Semiconductors)	765	11,934
Finisar Corp.* (Telecommunications)	510	10,073
Fortinet, Inc.* (Telecommunications)	765	19,224
Garmin, Ltd. (Electronics)	765	46,589
Gartner Group, Inc.* (Commercial Services)	510	35,965
Google, Inc.*—Class A (Internet)	1,530	894,546
Google, Inc.*—Class C (Internet)	1,530	880,178
Guidewire Software, Inc.* (Software)	510	20,737
Harris Corp. (Telecommunications)	510	38,633
Hewlett-Packard Co. (Computers)	10,710	360,713
Hittite Microwave Corp. (Semiconductors)	255	19,877
IAC/InterActiveCorp (Internet)	510	35,307
Informatica Corp.* (Software)	510	18,182
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	1,020	29,794
Integrated Device Technology, Inc.* (Semiconductors)	765	11,827
Intel Corp. (Semiconductors)	28,815	890,383
InterDigital, Inc. (Telecommunications)	255	12,189
International Business Machines Corp. (Computers)	5,610	1,016,924
International Rectifier Corp.* (Semiconductors)	510	14,229
Intuit, Inc. (Software)	1,530	123,211
j2 Global, Inc. (Computers)	255	12,969
JDS Uniphase Corp.* (Telecommunications)	1,275	15,899
Juniper Networks, Inc.* (Telecommunications)	2,805	68,835
KLA-Tencor Corp. (Semiconductors)	1,020	74,093
Lam Research Corp. (Semiconductors)	1,020	68,932
Leidos Holdings, Inc. (Commercial Services)	255	9,777

See accompanying notes to financial statements.

264 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Lexmark International, Inc.—Class A (Computers)	255	$12,281
Linear Technology Corp. (Semiconductors)	1,275	60,014
Marvell Technology Group, Ltd. (Semiconductors)	2,550	36,542
Maxim Integrated Products, Inc. (Semiconductors)	1,530	51,729
Medidata Solutions, Inc.* (Software)	255	10,917
Mentor Graphics Corp. (Computers)	510	11,001
Microchip Technology, Inc. (Semiconductors)	1,275	62,233
Micron Technology, Inc.* (Semiconductors)	6,120	201,653
Micros Systems, Inc.* (Computers)	510	34,629
Microsemi Corp.* (Semiconductors)	510	13,648
Microsoft Corp. (Software)	43,350	1,807,694
Motorola Solutions, Inc. (Telecommunications)	1,275	84,877
NCR Corp.* (Computers)	1,020	35,792
NetApp, Inc. (Computers)	1,785	65,188
NetSuite, Inc.* (Software)	255	22,154
Nuance Communications, Inc.* (Software)	1,530	28,718
NVIDIA Corp. (Semiconductors)	3,315	61,460
ON Semiconductor Corp.* (Semiconductors)	2,550	23,307
Oracle Corp. (Software)	19,890	806,142
Palo Alto Networks, Inc.* (Telecommunications)	255	21,382
Pandora Media, Inc.* (Internet)	1,020	30,090
Pitney Bowes, Inc. (Office/Business Equipment)	1,275	35,216
Plantronics, Inc. (Telecommunications)	255	12,253
PMC-Sierra, Inc.* (Semiconductors)	1,020	7,762
Polycom, Inc.* (Telecommunications)	765	9,585
Progress Software Corp.* (Software)	255	6,130
PTC, Inc.* (Software)	765	29,682
QLIK Technologies, Inc.* (Software)	510	11,536
Qualcomm, Inc. (Semiconductors)	9,690	767,447
Rackspace Hosting, Inc.* (Internet)	765	25,750
Red Hat, Inc.* (Software)	1,020	56,375
RF Micro Devices, Inc.* (Telecommunications)	1,530	14,673
Riverbed Technology, Inc.* (Computers)	1,020	21,043
Rovi Corp.* (Semiconductors)	510	12,220
Salesforce.com, Inc.* (Software)	3,315	192,535
SanDisk Corp. (Computers)	1,275	133,148
Science Applications International Corp. (Computers)	255	11,261
Seagate Technology PLC (Computers)	1,785	101,424
Semtech Corp.* (Semiconductors)	510	13,337
Servicenow, Inc.* (Software)	510	31,600
Silicon Laboratories, Inc.* (Semiconductors)	255	12,559
Skyworks Solutions, Inc. (Semiconductors)	1,020	47,899
Solarwinds, Inc.* (Software)	255	9,858
Solera Holdings, Inc. (Software)	510	34,247
Splunk, Inc.* (Internet)	510	28,218
SS&C Technologies Holdings, Inc.* (Software)	255	11,276
SunEdison, Inc.* (Semiconductors)	1,530	34,578
Symantec Corp. (Internet)	4,080	93,432
Synaptics, Inc.* (Computers)	255	23,113
Synopsys, Inc.* (Computers)	765	29,697
Tech Data Corp.* (Electronics)	255	15,943
Teradata Corp.* (Computers)	1,020	41,004
Teradyne, Inc. (Semiconductors)	1,020	19,992
Texas Instruments, Inc. (Semiconductors)	6,120	292,474
The Ultimate Software Group, Inc.* (Software)	255	35,233
Tibco Software, Inc.* (Internet)	765	15,430
Twitter, Inc.* (Internet)	510	20,895
Tyler Technologies, Inc.* (Software)	255	23,259
Vantiv, Inc.* (Commercial Services)	765	25,719
VeriFone Systems, Inc.* (Computers)	765	28,114
VeriSign, Inc.* (Internet)	765	37,340
ViaSat, Inc.* (Telecommunications)	255	14,780
VMware, Inc.*—Class A (Software)	510	49,373
Western Digital Corp. (Computers)	1,275	117,683
Workday, Inc.* (Software)	255	22,914
Xilinx, Inc. (Semiconductors)	1,530	72,384
Yahoo!, Inc.* (Internet)	5,355	188,121
TOTAL COMMON STOCKS (Cost $8,230,827)		18,138,698

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $97,000	$97,000	$97,000
TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000
TOTAL INVESTMENT SECURITIES (Cost $8,327,827)—100.3%		18,235,698
Net other assets (liabilities)—(0.3)%		(63,382)
NET ASSETS—100.0%		$18,172,316

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Technology invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Commercial Services	$71,461	0.4%
Computers	5,959,074	32.8%
Distribution/Wholesale	29,794	0.2%
Electronics	62,532	0.4%
Internet	3,049,206	16.7%
Office/Business Equipment	35,216	0.2%
Semiconductors	3,540,343	19.5%
Software	4,067,813	22.3%
Telecommunications	1,323,259	7.3%
Other**	33,618	0.2%
Total	$18,172,316	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 265

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$8,327,827
Securities, at value	18,138,698
Repurchase agreements, at value	97,000
Total Investment Securities, at value	18,235,698
Cash	797
Dividends and interest receivable	4,614
Receivable for capital shares issued	15
Prepaid expenses	235
TOTAL ASSETS	18,241,359

LIABILITIES:
Payable for capital shares redeemed	30,081
Advisory fees payable	10,264
Management services fees payable	1,369
Administration fees payable	516
Administrative services fees payable	4,654
Distribution fees payable	7,414
Trustee fees payable	5
Transfer agency fees payable	846
Fund accounting fees payable	1,023
Compliance services fees payable	96
Other accrued expenses	12,775
TOTAL LIABILITIES	69,043
NET ASSETS	$18,172,316

NET ASSETS CONSIST OF:
Capital	$12,899,879
Accumulated net investment income (loss)	(2,596)
Accumulated net realized gains (losses) on investments	(4,632,838)
Net unrealized appreciation (depreciation) on investments	9,907,871
NET ASSETS	$18,172,316

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	724,049
Net Asset Value (offering and redemption price per share)	$25.10

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$126,941
Interest	2
TOTAL INVESTMENT INCOME	126,943

EXPENSES:
Advisory fees	61,737
Management services fees	8,231
Administration fees	3,563
Transfer agency fees	5,415
Administrative services fees	17,088
Distribution fees	20,579
Custody fees	5,322
Fund accounting fees	7,173
Trustee fees	243
Compliance services fees	91
Other fees	9,393
Total Gross Expenses before reductions	138,835
Expenses reduced and reimbursed by the Advisor	(544)
TOTAL NET EXPENSES	138,291
NET INVESTMENT INCOME (LOSS)	(11,348)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	215,854
Change in net unrealized appreciation/depreciation on investments	1,127,105
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,342,959

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,331,611

See accompanying notes to financial statements.

266 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(11,348)	$1,529
Net realized gains (losses) on investments	215,854	1,997,054
Change in net unrealized appreciation/depreciation on investments	1,127,105	724,070
Change in net assets resulting from operations	1,331,611	2,722,653

CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,072,252	21,195,301
Value of shares redeemed	(12,657,078)	(20,517,215)
Change in net assets resulting from capital transactions	1,415,174	678,086
Change in net assets	2,746,785	3,400,739

NET ASSETS:
Beginning of period	15,425,531	12,024,792
End of period	$18,172,316	$15,425,531
Accumulated net investment income (loss)	$(2,596)	$8,752

SHARE TRANSACTIONS:
Issued	593,938	1,057,387
Redeemed	(543,170)	(1,041,029)
Change in shares	50,768	16,358

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Technology :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$22.91		$18.30	$16.59	$16.82	$15.19	$9.41

Investment Activities:
Net investment income (loss)(a)	(0.02)		— (b)	(0.06)	(0.10)	(0.11)	(0.08)
Net realized and unrealized gains (losses) on investments	2.21		4.61	1.77	(0.13)	1.74	5.86
Total income (loss) from investment activities	2.19		4.61	1.71	(0.23)	1.63	5.78

Net Asset Value, End of Period	$25.10		$22.91	$18.30	$16.59	$16.82	$15.19

Total Return	9.56	%(c)	25.19%	10.31%	(1.37)%	10.73%	61.42%

Ratios to Average Net Assets:
Gross expenses(d)	1.69%		1.73%	1.81%	1.76%	1.74%	1.79%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.67%
Net investment income (loss)(d)	(0.14)%		0.01%	(0.30)%	(0.61)%	(0.75)%	(0.64)%

Supplemental Data:
Net assets, end of period (000’s)	$18,172		$15,426	$12,025	$16,810	$15,783	$27,016
Portfolio turnover rate(e)	55	%(c)	148%	195%	143%	103%	225%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

268 :: ProFund VP Telecommunications :: Financial Statements

Investment Objective: The ProFund VP Telecommunications seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	45%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	24.0%
AT&T, Inc.	21.7%
CenturyLink, Inc.	2.5%
SBA Communications Corp.	1.6%
T-Mobile U.S., Inc.	1.0%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	93%
Mobile Telecommunications	7%

Schedule of Portfolio Investments (unaudited)

Common Stocks (54.9%)

	Shares	Value
AT&T, Inc. (Telecommunications)	61,560	$2,176,762
CenturyLink, Inc. (Telecommunications)	6,840	247,608
Frontier Communications Corp. (Telecommunications)	11,856	69,239
Level 3 Communications, Inc.* (Telecommunications)	1,976	86,766
NII Holdings, Inc.*—Class B (Telecommunications)	1,976	1,087
SBA Communications Corp.*—Class A (Telecommunications)	1,520	155,496
Sprint Corp.* (Telecommunications)	10,336	88,166
Telephone & Data Systems, Inc. (Telecommunications)	1,216	31,750
T-Mobile U.S., Inc.* (Telecommunications)	3,040	102,205
tw telecom, Inc.* (Telecommunications)	1,672	67,398
Verizon Communications, Inc. (Telecommunications)	49,096	2,402,267
Windstream Holdings, Inc. (Telecommunications)	7,144	71,154
TOTAL COMMON STOCKS (Cost $3,206,461)		5,499,898
TOTAL INVESTMENT SECURITIES (Cost $3,206,461)—54.9%		5,499,898
Net other assets (liabilities)—45.1%		4,511,234
NET ASSETS—100.0%		$10,011,132

*  Non-income producing security

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	0.62%	7/23/14	$4,499,460	$(540)

^	Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Telecommunications invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Telecommunications	$5,499,898	54.9%
Other**	4,511,234	45.1%
Total	$10,011,132	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 269

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$3,206,461
Securities, at value	5,499,898
Total Investment Securities, at value	5,499,898
Dividends receivable	3,278
Receivable for capital shares issued	115,646
Receivable for investments sold	4,594,657
Prepaid expenses	144
TOTAL ASSETS	10,213,623

LIABILITIES:
Payable for capital shares redeemed	140,227
Cash overdraft	36,931
Unrealized loss on swap agreements	540
Advisory fees payable	5,799
Management services fees payable	773
Administration fees payable	321
Administrative services fees payable	3,999
Distribution fees payable	3,529
Trustee fees payable	3
Transfer agency fees payable	525
Fund accounting fees payable	635
Compliance services fees payable	54
Other accrued expenses	9,155
TOTAL LIABILITIES	202,491
NET ASSETS	$10,011,132

NET ASSETS CONSIST OF:
Capital	$10,879,145
Accumulated net investment income (loss)	135,524
Accumulated net realized gains (losses) on investments	(3,296,434)
Net unrealized appreciation (depreciation) on investments	2,292,897
NET ASSETS	$10,011,132

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,140,792
Net Asset Value (offering and redemption price per share)	$8.78

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$217,916
Interest	3
TOTAL INVESTMENT INCOME	217,919

EXPENSES:
Advisory fees	37,120
Management services fees	4,949
Administration fees	1,997
Transfer agency fees	3,036
Administrative services fees	15,711
Distribution fees	12,373
Custody fees	1,743
Fund accounting fees	3,777
Trustee fees	133
Compliance services fees	54
Other fees	7,028
Total Gross Expenses before reductions	87,921
Expenses reduced and reimbursed by the Advisor	(4,773)
TOTAL NET EXPENSES	83,148
NET INVESTMENT INCOME (LOSS)	134,771

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	242,660
Net realized gains (losses) on swap agreements	(15,158)
Change in net unrealized appreciation/depreciation on investments	(21,284)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	206,218

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$340,989

See accompanying notes to financial statements.

270 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$134,771	$362,995
Net realized gains (losses) on investments	227,502	1,326,954
Change in net unrealized appreciation/depreciation on investments	(21,284)	(379,038)
Change in net assets resulting from operations	340,989	1,310,911

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(362,995)	(479,988)
Net realized gains on investments	—	(726,619)
Change in net assets resulting from distributions	(362,995)	(1,206,607)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,913,198	25,902,138
Dividends reinvested	362,995	1,206,607
Value of shares redeemed	(8,234,003)	(37,834,125)
Change in net assets resulting from capital transactions	42,190	(10,725,380)
Change in net assets	20,184	(10,621,076)

NET ASSETS:
Beginning of period	9,990,948	20,612,024
End of period	$10,011,132	$9,990,948
Accumulated net investment income (loss)	$135,524	$363,748

SHARE TRANSACTIONS:
Issued	905,978	2,930,389
Reinvested	41,016	133,033
Redeemed	(945,022)	(4,391,780)
Change in shares	1,972	(1,328,358)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$8.77		$8.35	$7.47	$7.56	$6.73	$6.76

Investment Activities:
Net investment income (loss)(a)	0.12		0.23	0.21	0.24	0.24	0.36
Net realized and unrealized gains (losses) on investments	0.20		0.80	0.99	(0.10)	0.79	0.10
Total income (loss) from investment activities	0.32		1.03	1.20	0.14	1.03	0.46

Distributions to Shareholders From:
Net investment income	(0.31)		(0.24)	(0.32)	(0.23)	(0.20)	(0.49)
Net realized gains on investments	—		(0.37)	—	—	—	—
Total distributions	(0.31)		(0.61)	(0.32)	(0.23)	(0.20)	(0.49)

Net Asset Value, End of Period	$8.78		$8.77	$8.35	$7.47	$7.56	$6.73

Total Return	3.64	%(b)	12.07%	16.52%	1.87%	15.68%	7.32%

Ratios to Average Net Assets:
Gross expenses(c)	1.78%		1.73%	1.85%	1.82%	1.78%	1.87%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(c)	2.72%		2.58%	2.50%	3.16%	3.51%	5.61%

Supplemental Data:
Net assets, end of period (000’s)	$10,011		$9,991	$20,612	$8,340	$17,796	$11,730
Portfolio turnover rate(d)	211	%(b)	423%	439%	331%	337%	689%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

272 :: ProFund VP Utilities :: Financial Statements

Investment Objective: The ProFund VP Utilities seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	8.0%
NextEra Energy, Inc.	6.8%
Dominion Resources, Inc.	6.3%
Southern Co.	4.8%
Exelon Corp.	4.7%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	70%
Gas, Water & MultiUtilities	30%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
AGL Resources, Inc. (Gas)	9,303	$511,944
ALLETE, Inc. (Electric)	3,101	159,236
Alliant Energy Corp. (Electric)	8,860	539,220
Ameren Corp. (Electric)	19,049	778,723
American Electric Power, Inc. (Electric)	38,541	2,149,432
American Water Works Co., Inc. (Water)	14,176	701,003
Aqua America, Inc. (Water)	14,176	371,695
Atmos Energy Corp. (Gas)	7,974	425,812
Avista Corp. (Electric)	4,873	163,343
Black Hills Corp. (Electric)	3,544	217,566
Calpine Corp.* (Electric)	27,023	643,418
CenterPoint Energy, Inc. (Gas)	34,111	871,194
Cleco Corp. (Electric)	4,873	287,263
CMS Energy Corp. (Electric)	21,264	662,374
Consolidated Edison, Inc. (Electric)	23,479	1,355,677
Dominion Resources, Inc. (Electric)	46,072	3,295,070
DTE Energy Co. (Electric)	14,176	1,103,885
Duke Energy Corp. (Electric)	56,261	4,174,004
Dynegy, Inc.* (Electric)	7,974	277,495
Edison International (Electric)	25,694	1,493,078
El Paso Electric Co. (Electric)	3,101	124,691
Entergy Corp. (Electric)	14,176	1,163,708
Exelon Corp. (Electric)	67,336	2,456,417
FirstEnergy Corp. (Electric)	33,225	1,153,572
Great Plains Energy, Inc. (Electric)	12,404	333,295
Hawaiian Electric Industries, Inc. (Electric)	7,974	201,902
IDACORP, Inc. (Electric)	3,987	230,568
Integrys Energy Group, Inc. (Electric)	6,202	441,148
ITC Holdings Corp. (Electric)	12,404	452,498
National Fuel Gas Co. (Gas)	6,645	520,304
New Jersey Resources Corp. (Gas)	3,544	202,575
NextEra Energy, Inc. (Electric)	34,554	3,541,095
NiSource, Inc. (Gas)	24,808	975,946
Northeast Utilities System (Electric)	25,251	1,193,615
Northwest Natural Gas Co. (Gas)	2,215	104,437
NorthWestern Corp. (Electric)	3,101	161,841
NRG Energy, Inc. (Electric)	26,580	988,776
ONE Gas, Inc. (Gas)	3,987	150,509
Pepco Holdings, Inc. (Electric)	19,935	547,814
PG&E Corp. (Electric)	36,769	1,765,647
Piedmont Natural Gas Co., Inc. (Gas)	6,202	232,017
Pinnacle West Capital Corp. (Electric)	8,860	512,462
PNM Resources, Inc. (Electric)	6,202	181,905
Portland General Electric Co. (Electric)	6,202	215,023
PPL Corp. (Electric)	50,059	1,778,596
Public Service Enterprise Group, Inc. (Electric)	40,313	1,644,367
Questar Corp. (Gas)	13,733	340,578
SCANA Corp. (Electric)	11,075	595,946
Sempra Energy (Gas)	18,163	1,901,847
South Jersey Industries, Inc. (Gas)	2,658	160,570
Southern Co. (Electric)	55,818	2,533,022
Southwest Gas Corp. (Gas)	3,544	187,088
TECO Energy, Inc. (Electric)	16,391	302,906
The AES Corp. (Electric)	52,274	812,861
UGI Corp. (Gas)	9,303	469,802
UIL Holdings Corp. (Electric)	4,430	171,485
UNS Energy Corp. (Electric)	3,101	187,331
Vectren Corp. (Gas)	6,645	282,413
Westar Energy, Inc. (Electric)	10,189	389,118
WGL Holdings, Inc. (Gas)	3,987	171,840
Wisconsin Energy Corp. (Electric)	17,720	831,422
Xcel Energy, Inc. (Electric)	39,870	1,285,010
TOTAL COMMON STOCKS (Cost $31,166,251)		52,079,399

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $230,000	$230,000	$230,000
TOTAL REPURCHASE AGREEMENTS (Cost $230,000)		230,000
TOTAL INVESTMENT SECURITIES (Cost $31,396,251)—99.9%		52,309,399
Net other assets (liabilities)—0.1%		42,781
NET ASSETS—100.0%		$52,352,180

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 273

ProFund VP Utilities invested in the following industries as of June 30, 2014:

	Value	% of Net Assets
Electric	$43,497,825	83.1%
Gas	7,508,876	14.4%
Water	1,072,698	2.0%
Other**	272,781	0.5%
Total	$52,352,180	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

274 :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$31,396,251
Securities, at value	52,079,399
Repurchase agreements, at value	230,000
Total Investment Securities, at value	52,309,399
Cash	3,452
Dividends and interest receivable	99,764
Receivable for capital shares issued	77,984
Prepaid expenses	524
TOTAL ASSETS	52,491,123

LIABILITIES:
Payable for capital shares redeemed	35,894
Advisory fees payable	27,824
Management services fees payable	3,710
Administration fees payable	1,541
Administrative services fees payable	18,916
Distribution fees payable	17,032
Trustee fees payable	16
Transfer agency fees payable	2,524
Fund accounting fees payable	3,053
Compliance services fees payable	240
Other accrued expenses	28,193
TOTAL LIABILITIES	138,943
NET ASSETS	$52,352,180

NET ASSETS CONSIST OF:
Capital	$34,806,887
Accumulated net investment income (loss)	428,765
Accumulated net realized gains (losses) on investments	(3,796,620)
Net unrealized appreciation (depreciation) on investments	20,913,148
NET ASSETS	$52,352,180

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,293,752
Net Asset Value (offering and redemption price per share)	$40.47

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Dividends	$772,861
Interest	4
TOTAL INVESTMENT INCOME	772,865

EXPENSES:
Advisory fees	154,207
Management services fees	20,561
Administration fees	7,535
Transfer agency fees	11,468
Administrative services fees	64,144
Distribution fees	51,402
Custody fees	3,923
Fund accounting fees	14,291
Trustee fees	492
Compliance services fees	240
Other fees	27,102
Total Gross Expenses before reductions	355,365
Expenses reduced and reimbursed by the Advisor	(9,940)
TOTAL NET EXPENSES	345,425
NET INVESTMENT INCOME (LOSS)	427,440

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	674,827
Change in net unrealized appreciation/depreciation on investments	5,437,119
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,111,946

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,539,386

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 275

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$427,440	$783,791
Net realized gains (losses) on investments	674,827	2,923,221
Change in net unrealized appreciation/depreciation on investments	5,437,119	333,462
Change in net assets resulting from operations	6,539,386	4,040,474

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(783,791)	(1,024,965)
Change in net assets resulting from distributions	(783,791)	(1,024,965)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	31,636,295	41,932,201
Dividends reinvested	783,791	1,024,965
Value of shares redeemed	(16,993,812)	(50,337,364)
Change in net assets resulting from capital transactions	15,426,274	(7,380,198)
Change in net assets	21,181,869	(4,364,689)

NET ASSETS:
Beginning of period	31,170,311	35,535,000
End of period	$52,352,180	$31,170,311
Accumulated net investment income (loss)	$428,765	$785,116

SHARE TRANSACTIONS:
Issued	834,744	1,198,749
Reinvested	20,390	27,769
Redeemed	(449,895)	(1,459,768)
Change in shares	405,239	(233,250)

See accompanying notes to financial statements.

276 :: ProFund VP Utilities :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$35.08		$31.68	$32.47	$28.36	$27.45	$25.78

Investment Activities:
Net investment income (loss)(a)	0.39		0.75	0.73	0.75	0.71	0.71
Net realized and unrealized gains (losses) on investments	5.64		3.51	(0.70)	4.11	0.86	2.00
Total income (loss) from investment activities	6.03		4.26	0.03	4.86	1.57	2.71

Distributions to Shareholders From:
Net investment income	(0.64)		(0.86)	(0.82)	(0.75)	(0.66)	(1.04)

Net Asset Value, End of Period	$40.47		$35.08	$31.68	$32.47	$28.36	$27.45

Total Return	17.28	%(b)	13.31%	0.14%	17.51%	5.95%	10.73%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.76%	1.86%	1.80%	1.77%	1.83%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.66%
Net investment income (loss)(c)	2.08%		2.17%	2.28%	2.51%	2.65%	2.84%

Supplemental Data:
Net assets, end of period (000’s)	$52,352		$31,170	$35,535	$59,980	$33,894	$38,269
Portfolio turnover rate(d)	28	%(b)	77%	56%	81%	61%	139%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 277

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	49%
Swap Agreements	75%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (49.0%)

	Principal Amount	Value
U.S. Treasury Bond, 3.38%, 5/15/44	$16,540,000	$16,618,823
TOTAL U.S. TREASURY OBLIGATION (Cost $16,243,046)		16,618,823

Repurchase Agreements(a)(b) (50.1%)

Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $17,016,013	17,016,000	17,016,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,016,000)		17,016,000
TOTAL INVESTMENT SECURITIES (Cost $33,259,046)—99.1%		33,634,823
Net other assets (liabilities)—0.9%		310,583
NET ASSETS—100.0%		$33,945,406

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $130,000.

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.38% due 5/15/44	(0.11)%	7/7/14	$25,621,523	$500,686

^                  Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

278 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$33,259,046
Securities, at value	16,618,823
Repurchase agreements, at value	17,016,000
Total Investment Securities, at value	33,634,823
Cash	344
Interest receivable	71,308
Unrealized gain on swap agreements	500,686
Receivable for capital shares issued	57,399
Prepaid expenses	415
TOTAL ASSETS	34,264,975

LIABILITIES:
Payable for capital shares redeemed	246,771
Advisory fees payable	11,347
Management services fees payable	2,269
Administration fees payable	1,078
Administrative services fees payable	13,251
Distribution fees payable	14,316
Trustee fees payable	11
Transfer agency fees payable	1,765
Fund accounting fees payable	2,134
Compliance services fees payable	167
Other accrued expenses	26,460
TOTAL LIABILITIES	319,569
NET ASSETS	$33,945,406

NET ASSETS CONSIST OF:
Capital	$49,972,551
Accumulated net realized gains (losses) on investments	(16,903,608)
Net unrealized appreciation (depreciation) on investments	876,463
NET ASSETS	$33,945,406

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,648,617
Net Asset Value (offering and redemption price per share)	$20.59

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$242,564

EXPENSES:
Advisory fees	74,258
Management services fees	14,851
Administration fees	5,927
Transfer agency fees	9,025
Administrative services fees	39,163
Distribution fees	37,129
Custody fees	3,530
Fund accounting fees	11,095
Trustee fees	403
Compliance services fees	167
Printing fees	11,435
Other fees	8,528
Total Gross Expenses before reductions	215,511
Expenses reduced and reimbursed by the Advisor	(10,559)
TOTAL NET EXPENSES	204,952
NET INVESTMENT INCOME (LOSS)	37,612

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	884,077
Net realized gains (losses) on futures contracts	65,698
Net realized gains (losses) on swap agreements	2,095,194
Change in net unrealized appreciation/depreciation on investments	1,046,198
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,091,167

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,128,779

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 279

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$37,612	$71,765
Net realized gains (losses) on investments	3,044,969	(10,881,510)
Change in net unrealized appreciation/depreciation on investments	1,046,198	2,631,346
Change in net assets resulting from operations	4,128,779	(8,178,399)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(37,612)	(71,765)
Net realized gains on investments	—	(3,024,779)
Change in net assets resulting from distributions	(37,612)	(3,096,544)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	142,546,651	388,403,188
Dividends reinvested	37,612	2,926,131
Value of shares redeemed	(134,544,388)	(405,616,075)
Change in net assets resulting from capital transactions	8,039,875	(14,286,756)
Change in net assets	12,131,042	(25,561,699)

NET ASSETS:
Beginning of period	21,814,364	47,376,063
End of period	$33,945,406	$21,814,364

SHARE TRANSACTIONS:
Issued	7,401,373	19,205,307
Reinvested	1,908	130,656
Redeemed	(6,986,745)	(20,164,522)
Change in shares	416,536	(828,559)

See accompanying notes to financial statements.

280 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$17.71		$22.99	$28.09	$19.61	$17.88	$47.26

Investment Activities:
Net investment income (loss)(a)	0.02		0.04	(0.01)	— (b)	0.08	(0.05)
Net realized and unrealized gains (losses) on investments	2.88		(4.21)	(0.01)	8.52	1.73	(14.27)
Total income (loss) from investment activities	2.90		(4.17)	(0.02)	8.52	1.81	(14.32)

Distributions to Shareholders From:
Net investment income	(0.02)		(0.05)	—	(0.04)	(0.08)	—
Net realized gains on investments	—		(1.06)	(5.08)	—	—	(15.05)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.02)		(1.11)	(5.08)	(0.04)	(0.08)	(15.06)

Net Asset Value, End of Period	$20.59		$17.71	$22.99	$28.09	$19.61	$17.88

Total Return	16.41	%(c)	(19.11)%	0.97%	43.51%	10.10%	(32.62)%

Ratios to Average Net Assets:
Gross expenses(d)	1.45%		1.42%	1.56%	1.51%	1.47%	1.53%
Net expenses(d)	1.38%		1.38%	1.38%	1.38%	1.38%	1.36%
Net investment income (loss)(d)	0.25%		0.19%	(0.06)%	— (e)	0.42%	(0.16)%

Supplemental Data:
Net assets, end of period (000’s)	$33,945		$21,814	$47,376	$64,279	$40,789	$42,382
Portfolio turnover rate(f)	434	%(c)	1,099%	899%	902%	658%	808%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Amount is less than $0.005.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Amount is less than 0.005%.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 281

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $24,042,018	$24,042,000	$24,042,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,042,000)		24,042,000
TOTAL INVESTMENT SECURITIES (Cost $24,042,000)—102.1%		24,042,000
Net other assets (liabilities)—(2.1)%		(498,102)
NET ASSETS—100.0%		$23,543,898

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2014, the aggregate amount held in a segregated account was $530,000.

Swap Agreements

	Rate Paid (Received)^	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.38% due 5/15/44	(0.19)%	7/7/14	$(29,138,203)	$(561,279)

^                  Reflects the floating financing rate, as of June 30, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

282 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$24,042,000
Repurchase agreements, at value	24,042,000
Total Investment Securities, at value	24,042,000
Cash	275
Interest receivable	18
Receivable for capital shares issued	138,873
Prepaid expenses	366
TOTAL ASSETS	24,181,532

LIABILITIES:
Payable for capital shares redeemed	1,778
Unrealized loss on swap agreements	561,279
Advisory fees payable	14,216
Management services fees payable	1,895
Administration fees payable	715
Administrative services fees payable	8,540
Distribution fees payable	9,061
Trustee fees payable	8
Transfer agency fees payable	1,170
Fund accounting fees payable	1,416
Compliance services fees payable	138
Other accrued expenses	37,418
TOTAL LIABILITIES	637,634
NET ASSETS	$23,543,898

NET ASSETS CONSIST OF:
Capital	$86,788,749
Accumulated net investment income (loss)	(230,962)
Accumulated net realized gains (losses) on investments	(62,452,610)
Net unrealized appreciation (depreciation) on investments	(561,279)
NET ASSETS	$23,543,898

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,450,018
Net Asset Value (offering and redemption price per share)	$6.82

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$1,962

EXPENSES:
Advisory fees	103,984
Management services fees	13,864
Administration fees	6,465
Transfer agency fees	9,810
Administrative services fees	38,061
Distribution fees	34,661
Custody fees	3,565
Fund accounting fees	12,071
Trustee fees	435
Compliance services fees	139
Other fees	16,420
Total Gross Expenses before reductions	239,475
Expenses reduced and reimbursed by the Advisor	(6,551)
TOTAL NET EXPENSES	232,924
NET INVESTMENT INCOME (LOSS)	(230,962)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(20,872)
Net realized gains (losses) on swap agreements	(4,075,568)
Change in net unrealized appreciation/depreciation on investments	(809,467)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,905,907)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,136,869)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 283

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(230,962)	$(459,101)
Net realized gains (losses) on investments	(4,096,440)	3,569,496
Change in net unrealized appreciation/depreciation on investments	(809,467)	427,280
Change in net assets resulting from operations	(5,136,869)	3,537,675

CAPITAL TRANSACTIONS:
Proceeds from shares issued	96,080,583	164,057,726
Value of shares redeemed	(97,719,231)	(156,877,116)
Change in net assets resulting from capital transactions	(1,638,648)	7,180,610
Change in net assets	(6,775,517)	10,718,285

NET ASSETS:
Beginning of period	30,319,415	19,601,130
End of period	$23,543,898	$30,319,415
Accumulated net investment income (loss)	$(230,962)	$—

SHARE TRANSACTIONS:
Issued	13,000,589	21,554,258
Redeemed	(13,280,548)	(20,632,696)
Change in shares	(279,959)	921,562

See accompanying notes to financial statements.

284 :: ProFund VP Rising Rates Opportunity :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$8.13		$6.98	$7.50	$12.00	$14.29		$10.87

Investment Activities:
Net investment income (loss)(a)	(0.06)		(0.13)	(0.11)	(0.18)	(0.20)		(0.21)
Net realized and unrealized gains (losses) on investments	(1.25)		1.28	(0.41)	(4.32)	(2.09)		3.70
Total income (loss) from investment activities	(1.31)		1.15	(0.52)	(4.50)	(2.29)		3.49

Distributions to Shareholders From:
Net investment income	—		—	—	—	—		(0.07)

Net Asset Value, End of Period	$6.82		$8.13	$6.98	$7.50	$12.00		$14.29

Total Return	(16.11	)%(b)	16.48%	(6.93)%	(37.50)%	(16.03)%		32.18%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.74%	1.79%	1.70%	1.71%		1.73%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%		1.66%
Net investment income (loss)(c)	(1.67)%		(1.65)%	(1.57)%	(1.64)%	(1.57)%		(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$23,544		$30,319	$19,601	$21,918	$59,488		$55,810
Portfolio turnover rate(d)	—		—	—	—	436	%(e)	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)           Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 285

Investment Objective: The ProFund VP Falling U.S. Dollar seeks investment results, before fees and expenses, correspond to the performance of the basket of currencies included in the U.S. Dollar Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $704,001	$704,000	$704,000
TOTAL REPURCHASE AGREEMENTS (Cost $704,000)		704,000
TOTAL INVESTMENT SECURITIES (Cost $704,000)—100.3%		704,000
Net other assets (liabilities)—(0.3)%		(2,326)
NET ASSETS—100.0%		$701,674

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of June 30, 2014, the aggregate amount held in a segregated account was $90,000.

At June 30, 2014, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	7/11/14	2,763	$4,681	$4,728	$(47)
Canadian dollar vs. U.S. dollar	7/11/14	3,577	3,290	3,352	(62)
Euro vs. U.S. dollar	7/11/14	11,118	15,089	15,223	(134)
Japanese yen vs. U.S. dollar	7/11/14	389,448	3,813	3,845	(32)
Swedish krona vs. U.S. dollar	7/11/14	8,124	1,223	1,216	7
Swiss franc vs. U.S. dollar	7/11/14	910	1,014	1,026	(12)
Total Short Contracts			$29,110	$29,390	$(280)
Long:
British pound vs. U.S. dollar	7/11/14	29,272	$49,011	$50,085	$1,074
Canadian dollar vs. U.S. dollar	7/11/14	37,006	33,861	34,675	814
Euro vs. U.S. dollar	7/11/14	151,568	206,563	207,536	973
Japanese yen vs. U.S. dollar	7/11/14	6,222,604	60,733	61,439	706
Swedish krona vs. U.S. dollar	7/11/14	34,186	5,118	5,117	(1)
Swiss franc vs. U.S. dollar	7/11/14	9,502	10,606	10,718	112
Total Long Contracts			$365,892	$369,570	$3,678

See accompanying notes to financial statements.

286 :: ProFund VP Falling U.S. Dollar :: Financial Statements

At June 30, 2014, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	7/11/14	22,193	37,161	37,973	812
Canadian dollar vs. U.S. dollar	7/11/14	35,204	32,212	32,987	775
Euro vs. U.S. dollar	7/11/14	154,734	210,876	211,871	995
Japanese yen vs. U.S. dollar	7/11/14	3,803,146	37,111	37,551	440
Swedish krona vs. U.S. dollar	7/11/14	167,452	25,071	25,066	(5)
Swiss franc vs. U.S. dollar	7/11/14	13,876	15,485	15,652	167
Total Long Contracts			$357,917	$361,101	$3,184

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 287

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$704,000
Repurchase agreements, at value	704,000
Total Investment Securities, at value	704,000
Cash	385
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	6,875
Receivable for capital shares issued	39
Prepaid expenses	11
TOTAL ASSETS	711,630

LIABILITIES:
Unrealized depreciation on forward currency contracts	293
Payable for capital shares redeemed	4,628
Advisory fees payable	262
Management services fees payable	35
Administration fees payable	22
Administrative services fees payable	452
Distribution fees payable	445
Transfer agency fees payable	36
Fund accounting fees payable	43
Compliance services fees payable	4
Other accrued expenses	3,736
TOTAL LIABILITIES	9,956
NET ASSETS	$701,674

NET ASSETS CONSIST OF:
Capital	$2,827,210
Accumulated net investment income (loss)	(6,525)
Accumulated net realized gains (losses) on investments	(2,125,593)
Net unrealized appreciation (depreciation) on investments	6,582
NET ASSETS	$701,674

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	25,326
Net Asset Value (offering and redemption price per share)	$27.71

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$54

EXPENSES:
Advisory fees	2,937
Management services fees	392
Administration fees	196
Transfer agency fees	298
Administrative services fees	978
Distribution fees	979
Custody fees	3,713
Fund accounting fees	366
Trustee fees	13
Compliance services fees	3
Other fees	599
Total Gross Expenses before reductions	10,474
Expenses reduced and reimbursed by the Advisor	(3,895)
TOTAL NET EXPENSES	6,579
NET INVESTMENT INCOME (LOSS)	(6,525)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(277)
Change in net unrealized appreciation/depreciation on investments	(773)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,050)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,575)

See accompanying notes to financial statements.

288 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(6,525)	$(18,086)
Net realized gains (losses) on investments	(277)	(15,384)
Change in net unrealized appreciation/depreciation on investments	(773)	6,615
Change in net assets resulting from operations	(7,575)	(26,855)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	176,438	3,391,004
Value of shares redeemed	(784,979)	(3,229,076)
Change in net assets resulting from capital transactions	(608,541)	161,928
Change in net assets	(616,116)	135,073

NET ASSETS:
Beginning of period	1,317,790	1,182,717
End of period	$701,674	$1,317,790
Accumulated net investment income (loss)	$(6,525)	$—

SHARE TRANSACTIONS:
Issued	6,391	122,400
Redeemed	(28,502)	(116,688)
Change in shares	(22,111)	5,712

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$27.78		$28.35	$28.57	$29.37	$30.15		$30.18

Investment Activities:
Net investment income (loss)(a)	(0.23)		(0.45)	(0.45)	(0.50)	(0.50)		(0.55)
Net realized and unrealized gains (losses) on investments	0.16	(b)	(0.12)	0.23	(0.30)	(0.28)		1.49
Total income (loss) from investment activities	(0.07)		(0.57)	(0.22)	(0.80)	(0.78)		0.94

Distributions to Shareholders From:
Net investment income	—		—	—	—	—		(0.97)

Net Asset Value, End of Period	$27.71		$27.78	$28.35	$28.57	$29.37		$30.15

Total Return	(0.25	)%(c)	(2.01)%	(0.77)%	(2.72)%	(2.59)%		3.04%

Ratios to Average Net Assets:
Gross expenses(d)	2.67%		2.45%	2.36%	1.99%	1.92%		2.03%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.82	%(e)	1.91	%(e)
Net investment income (loss)(d)	(1.67)%		(1.65)%	(1.58)%	(1.65)%	(1.72)%		(1.82)%

Supplemental Data:
Net assets, end of period (000’s)	$702		$1,318	$1,183	$1,378	$1,315		$1,911
Portfolio turnover rate(f)	—		—	—	—	—		—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

290 :: ProFund VP Money Market :: Financial Statements

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2014

Market Exposure

Investment Type	% of Net Assets
Repurchase Agreements	112%
Total Exposure	112%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (112.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.02%—0.04%, dated 6/30/14, due 7/1/14, total to be received $169,894,126	$169,894,000	$169,894,000
TOTAL REPURCHASE AGREEMENTS (Cost $169,894,000)		169,894,000
TOTAL INVESTMENT SECURITIES (Cost $169,894,000)—112.3%		169,894,000
Net other assets (liabilities)—(12.3)%		(18,545,070)
NET ASSETS—100.0%		$151,348,930

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Money Market :: 291

Statement of Assets and Liabilities (unaudited)
June 30, 2014

ASSETS:
Total Investment Securities, at cost	$169,894,000
Repurchase agreements, at value	169,894,000
Total Investment Securities, at value	169,894,000
Cash	794
Interest receivable	126
Receivable for capital shares issued	7,983,359
Receivable from Advisor	50,463
Prepaid expenses	2,447
TOTAL ASSETS	177,931,189

LIABILITIES:
Payable for capital shares redeemed	26,420,958
Administration fees payable	5,416
Trustee fees payable	58
Transfer agency fees payable	8,869
Fund accounting fees payable	10,727
Compliance services fees payable	948
Other accrued expenses	135,283
TOTAL LIABILITIES	26,582,259
NET ASSETS	$151,348,930

NET ASSETS CONSIST OF:
Capital	$151,349,500
Accumulated net realized gains (losses) on investments	(570)
NET ASSETS	$151,348,930

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	151,349,500
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME:
Interest	$13,184

EXPENSES:
Advisory fees	694,496
Management services fees	92,599
Administration fees	34,294
Transfer agency fees	52,125
Custody fees	4,138
Fund accounting fees	64,087
Trustee fees	2,368
Compliance services fees	948
Other fees	75,108
Total Gross Expenses before reductions	1,020,163
Expenses reduced and reimbursed by the Advisor	(1,020,163)
TOTAL NET EXPENSES	—
NET INVESTMENT INCOME	13,184

CONTRIBUTIONS FROM THE ADVISOR:
Net increase from payments by Advisor (See Note 4)	5,800

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,984

See accompanying notes to financial statements.

292 :: ProFund VP Money Market :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income	$13,184	$41,942
Net increase from payments by Advisor	5,800	—
Net realized gains (losses) on investments	—	(570)
Change in net assets resulting from operations	18,984	41,372

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,184)	(41,942)
In excess of net investment income (See Note 4)	(5,800)	—
Change in net assets resulting from distributions	(18,984)	(41,942)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,409,874,479	2,842,149,448
Dividends reinvested	18,984	41,942
Value of shares redeemed	(1,447,304,149)	(2,856,878,691)
Change in net assets resulting from capital transactions	(37,410,686)	(14,687,301)
Change in net assets	(37,410,686)	(14,687,871)

NET ASSETS:
Beginning of period	188,759,616	203,447,487
End of period	$151,348,930	$188,759,616

SHARE TRANSACTIONS:
Issued	1,409,874,479	2,842,149,448
Reinvested	18,984	41,942
Redeemed	(1,447,304,149)	(2,856,878,691)
Change in shares	(37,410,686)	(14,687,301)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Money Market :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2014 (unaudited)		Year Ended Dec. 31, 2013		Year Ended Dec. 31, 2012		Year Ended Dec. 31, 2011		Year Ended Dec. 31, 2010		Year Ended Dec. 31, 2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Investment Activities:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net increase from payments by Advisor	—	(a)(b)	—		—		—		—		—
Net realized gains (losses) on investments	—		—	(a)	—		—		—		—
Total income (loss) from investment activities	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
In excess of net investment income	—	(a)	—		—		—		—		—
Total distributions	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.01	%(c)	0.02%		0.02%		0.02%		0.02%		0.03%

Ratios to Average Net Assets:
Gross expenses(d)	1.10%		1.12%		1.41%		1.46%		1.45%		1.41%
Net expenses(d)(e)	0.00%		0.01%		0.09%		0.01%		0.09%		0.06%
Net investment income (loss)(d)	0.01%		0.04%		0.02%		0.02%		0.02%		0.03%

Supplemental Data:
Net assets, end of period (000’s)	$151,349		$188,760		$203,447		$181,314		$172,220		$228,295

(a)           Amount is less than $0.0005.

(b)          Amount represents a contribution from the Advisor to maintain a certain minimum net yield.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to financial statements.

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Notes to Financial Statements

296 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of June 30, 2014, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.02% dated 6/30/14, due 7/1/14(1)	HSBC Securities (USA), Inc., 0.03% dated 6/30/14, due 7/1/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02% dated 6/30/14, due 7/1/14(3)	RBC Capital Markets, LLC, 0.03% dated 6/30/14, due 7/1/14(4)	Societe’ Generale, 0.04% dated 6/30/14, due 7/1/14(5)	UMB Bank N.A, 0.02% dated 6/30/14, due 7/1/14(6)
ProFund VP Bull	$532,000	$8,526,000	$5,328,000	$6,394,000	$8,526,000	$6,789,000
ProFund VP Mid-Cap	418,000	6,714,000	4,196,000	5,035,000	6,714,000	5,351,000
ProFund VP Small-Cap	116,000	1,873,000	1,170,000	1,405,000	1,873,000	1,499,000
ProFund VP Dow 30	62,000	1,012,000	632,000	759,000	1,012,000	812,000
ProFund VP NASDAQ-100	409,000	6,575,000	4,109,000	4,931,000	6,575,000	5,240,000

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 297

Fund Name	Deutsche Bank Securities, Inc., 0.02% dated 6/30/14, due 7/1/14(1)	HSBC Securities (USA), Inc., 0.03% dated 6/30/14, due 7/1/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02% dated 6/30/14, due 7/1/14(3)	RBC Capital Markets, LLC, 0.03% dated 6/30/14, due 7/1/14(4)	Societe’ Generale, 0.04% dated 6/30/14, due 7/1/14(5)	UMB Bank N.A, 0.02% dated 6/30/14, due 7/1/14(6)
ProFund VP Large-Cap Growth	$2,000	$43,000	$27,000	$32,000	$43,000	$36,000
ProFund VP Mid-Cap Value	1,000	27,000	16,000	20,000	27,000	24,000
ProFund VP Small-Cap Growth	—	7,000	4,000	5,000	7,000	9,000
ProFund VP International	212,000	3,415,000	2,133,000	2,560,000	3,415,000	2,727,000
ProFund VP Emerging Markets	21,000	366,000	230,000	275,000	366,000	302,000
ProFund VP Japan	196,000	3,141,000	1,963,000	2,355,000	3,141,000	2,501,000
ProFund VP UltraBull	203,000	3,274,000	2,045,000	2,454,000	3,274,000	2,612,000
ProFund VP UltraMid-Cap	232,000	3,727,000	2,329,000	2,795,000	3,727,000	2,974,000
ProFund VP UltraSmall-Cap	236,000	3,810,000	2,381,000	2,858,000	3,810,000	3,044,000
ProFund VP UltraNASDAQ-100	423,000	6,792,000	4,244,000	5,093,000	6,792,000	5,416,000
ProFund VP Bear	155,000	2,492,000	1,557,000	1,870,000	2,492,000	1,993,000
ProFund VP Short Mid-Cap	5,000	106,000	66,000	80,000	106,000	95,000
ProFund VP Short Small-Cap	43,000	707,000	442,000	530,000	707,000	572,000
ProFund VP Short Dow 30	—	13,000	8,000	9,000	13,000	18,000
ProFund VP Short NASDAQ-100	44,000	733,000	457,000	550,000	733,000	593,000
ProFund VP Short International	18,000	311,000	193,000	233,000	311,000	257,000
ProFund VP Short Emerging Markets	15,000	260,000	162,000	195,000	260,000	215,000
ProFund VP UltraShort Dow 30	—	11,000	7,000	8,000	11,000	16,000
ProFund VP UltraShort NASDAQ-100	24,000	405,000	253,000	304,000	405,000	331,000
ProFund VP Basic Materials	3,000	48,000	30,000	36,000	48,000	39,000
ProFund VP Biotechnology	2,000	42,000	26,000	31,000	42,000	36,000
ProFund VP Oil & Gas	7,000	127,000	79,000	95,000	127,000	103,000
ProFund VP Pharmaceuticals	—	3,000	1,000	2,000	3,000	4,000
ProFund VP Precious Metals	601,000	9,650,000	6,030,000	7,237,000	9,650,000	7,688,000
ProFund VP Real Estate	2,000	38,000	23,000	28,000	38,000	33,000
ProFund VP Semiconductor	—	—	—	—	—	4,000
ProFund VP Technology	1,000	22,000	14,000	17,000	22,000	21,000
ProFund VP Utilities	3,000	54,000	33,000	40,000	54,000	46,000
ProFund VP U.S. Government Plus	250,000	4,019,000	2,512,000	3,014,000	4,019,000	3,202,000
ProFund VP Rising Rates Opportunity	354,000	5,679,000	3,549,000	4,258,000	5,679,000	4,523,000
ProFund VP Falling U.S. Dollar	9,000	165,000	102,000	123,000	165,000	140,000
ProFund VP Money Market	2,508,000	40,135,000	25,084,000	30,101,000	40,135,000	31,931,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of June 30, 2014 as follows:

(1)        U.S. Treasury Strips, effective yield or interest rate in effect at June 30, 2014, 3.301%, due 11/15/30, Federal Home Loan Mortgage Corp., 1.70%, due 11/21/18, which had an aggregate value of $7,293,428.

(2)        U.S. Treasury Strips, effective yield or interest rate in effect at June 30, 2014, 0.152% to 3.524%, due 2/15/15 to 5/15/43, which had an aggregate value of $116,621,193.

(3)        U.S. Treasury Notes, 0.875% to 1.75%, due 1/31/18 to 10/31/20, which had an aggregate value of $72,868,195.

(4)        U.S. Treasury Notes, 0.875% to 1.00%, due 1/31/18 to 6/30/19, U.S. Treasury Strips, effective yield or interest rate in effect at June 30, 2014, 0.533% to 3.448%, due 8/15/16 to 2/15/36, which had an aggregate value of $87,449,540.

(5)        U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/18, total value $116,613,006.

(6)        U.S. Treasury Notes, 0.50% to 2.75%, due 11/30/15 to 7/31/17, Federal Home Loan Banks, 0.98% to 2.125%, due 12/11/15 to 9/11/17, Federal Home Loan Mortgage Corp., 2.00% to 2.50%, due 5/27/16 to 10/17/17, Federal National Mortgage Association, 1.50%, due 4/24/18, which had an aggregate value of $93,241,865.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash

298 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2014, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriated exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2014. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open position to net assets throughout the reporting period. The volume associated with derivative positions in the ProFund VP Bull, ProFund VP UltraBull, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor and ProFund VP Telecommunications was 46%, 144%, 10%, 11%, 12%, 8% and 15%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2014.

In connection with its management of certain series of the Trust included in this report (VP UltraShort Dow 30 and VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 299 is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the ProFund VP has sought to mitigate these risks by generally requiring that the counterparties for the ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFund VP will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2014, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized

300 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2014, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 301

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements or similar agreements that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements or similar agreements. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each ProFund VP’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements”.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014.

	Assets			Liabilities
	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$83,700	$—	$—	$—	$9,536	$—
ProFund VP Mid-Cap	82,164	110,011	—	—	—	—
ProFund VP Small-Cap	35,468	18,786	—	—	—	—
ProFund VP Dow 30	—	—	—	18	5,949	—
ProFund VP NASDAQ-100	109,816	27,157	—	—	—	—
ProFund VP International	—	12,688	—	—	—	—
ProFund VP Emerging Markets	—	337	—	—	—	—
ProFund VP Japan	—	—	—	2,081	—	—
ProFund VP UltraBull	45,828	—	—	—	16,195	—
ProFund VP UltraMid-Cap	45,332	201,122	—	—	—	—
ProFund VP UltraSmall-Cap	100,757	152,284	—	—	—	—
ProFund VP UltraNASDAQ-100	142,960	122,773	—	—	—	—
ProFund VP Bear	—	3,032	—	16,924	—	—
ProFund VP Short Mid-Cap	—	—	—	—	2,074	—
ProFund VP Short Small-Cap	—	—	—	5,317	7,567	—
ProFund VP Short Dow 30	—	94	—	—	—	—
ProFund VP Short NASDAQ-100	—	—	—	5,990	3,712	—
ProFund VP Short International	—	—	—	—	1,272	—
ProFund VP Short Emerging Markets	—	—	—	—	306	—
ProFund VP UltraShort Dow 30	—	166	—	—	—	—
ProFund VP UltraShort NASDAQ-100	—	—	—	—	4,904	—
ProFund VP Banks	—	—	—	—	282	—
ProFund VP Biotechnology	—	—	—	—	2,280	—
ProFund VP Pharmaceuticals	—	—	—	—	1,014	—
ProFund VP Precious Metals	—	385,280	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	246	—
ProFund VP Telecommunications	—	—	—	—	540	—

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	6,875	—	—	293

Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	—	500,686	—	—	—	—
ProFund VP Rising Rates Opportunity	—	—	—	—	561,279	—

*                      Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

302 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$973,617	$1,350,529	$—	$(525,720)
ProFund VP Mid-Cap	368,576	1,471,732	—	(55,206)
ProFund VP Small-Cap	103,397	(201,697)	—	(189,774)
ProFund VP Dow 30	8,797	(262,238)	—	(9,749)
ProFund VP NASDAQ-100	641,786	1,811,591	—	(301,850)
ProFund VP International	—	476,254	—	(92,525)
ProFund VP Emerging Markets	—	106,897	—	(4,844)
ProFund VP Japan	(890,347)	—	—	(844,501)
ProFund VP UltraBull	311,490	1,389,999	—	(138,843)
ProFund VP UltraMid-Cap	230,819	1,478,808	—	(29,857)
ProFund VP UltraSmall-Cap	189,055	293,109	—	(143,970)
ProFund VP UltraNASDAQ-100	347,247	4,232,427	—	(305,080)
ProFund VP Bear	(251,930)	(742,815)	—	155,402
ProFund VP Short Mid-Cap	—	(97,221)	—	18,732
ProFund VP Short Small-Cap	(21,407)	(239,748)	—	9,640
ProFund VP Short Dow 30	—	(2,816)	—	364
ProFund VP Short NASDAQ-100	(57,950)	(430,478)	—	23,998
ProFund VP Short International	—	(94,131)	—	10,541
ProFund VP Short Emerging Markets	—	(289,519)	—	3,508
ProFund VP UltraShort Dow 30	—	(19,450)	—	2,500
ProFund VP UltraShort NASDAQ-100	(18,876)	(264,823)	—	32,578
ProFund VP Banks	—	20,859	—	(10)
ProFund VP Biotechnology	—	513,458	—	(33)
ProFund VP Pharmaceuticals	—	(74,554)	—	(84)
ProFund VP Precious Metals	—	6,345,945	—	(1,173,811)
ProFund VP Semiconductor	—	4,752	—	(206)
ProFund VP Telecommunications	—	(15,158)	—	37

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(277)	(773)

Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	65,698	2,095,194	—	615,376
ProFund VP Rising Rates Opportunity	(20,872)	(4,075,568)	—	(809,467)

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for derivative related investments at June 30, 2014. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. These amounts may be un-collateralized due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Bull
Futures Contracts	$(6,938)	$—	$6,938	$—
Swap Agreements — Goldman Sachs International	(3,881)	3,881	—	—
Swap Agreements — UBS AG	(5,655)	5,655	—	—

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 303

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Mid-Cap
Futures Contracts	$20,880	$—	$—	$20,880
Swap Agreements — Goldman Sachs International	23,439	(23,439)	—	—
Swap Agreements — UBS AG	86,572	(86,572)	—	—
ProFund VP Small-Cap
Futures Contracts	5,850	—	—	5,850
Swap Agreements — Goldman Sachs International	11,389	(11,389)	—	—
Swap Agreements — UBS AG	7,397	—	—	7,397
ProFund VP Dow 30
Futures Contracts	(814)	—	814	—
Swap Agreements — Goldman Sachs International	(30)	30	—	—
Swap Agreements — UBS AG	(5,919)	5,919	—	—
ProFund VP NASDAQ-100
Futures Contracts	15,805	—	—	15,805
Swap Agreements — Goldman Sachs International	11,835	(11,835)	—	—
Swap Agreements — UBS AG	15,322	(15,322)	—	—
ProFund VP International
Swap Agreements — Goldman Sachs International	5,133	(5,133)	—	—
Swap Agreements — UBS AG	7,555	(7,555)	—	—
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	93	—	—	93
Swap Agreements — UBS AG	244	—	—	244
ProFund VP Japan
Futures Contracts	36,600	—	—	36,600
ProFund VP UltraBull
Futures Contracts	(3,250)	—	3,250	—
Swap Agreements — Goldman Sachs International	(1,576)	1,576	—	—
Swap Agreements — UBS AG	(14,619)	14,619	—	—
ProFund VP UltraMid-Cap
Futures Contracts	11,520	—	—	11,520
Swap Agreements — Goldman Sachs International	57,305	(57,305)	—	—
Swap Agreements — UBS AG	143,817	(143,817)	—	—
ProFund VP UltraSmall-Cap
Futures Contracts	16,650	—	—	16,650
Swap Agreements — Goldman Sachs International	74,690	(74,690)	—	—
Swap Agreements — UBS AG	77,594	(77,594)	—	—
ProFund VP UltraNASDAQ-100
Futures Contracts	19,430	—	—	19,430
Swap Agreements — Goldman Sachs International	75,471	(75,471)	—	—
Swap Agreements — UBS AG	47,302	(47,302)	—	—
ProFund VP Bear
Futures Contracts	1,375	—	—	1,375
Swap Agreements — Goldman Sachs International	2,771	—	—	2,771
Swap Agreements — UBS AG	261	—	—	261
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(657)	657	—	—
Swap Agreements — UBS AG	(1,417)	1,417	—	—
ProFund VP Short Small-Cap
Futures Contracts	(1,800)	—	1,800	—
Swap Agreements — Goldman Sachs International	(4,423)	4,423	—	—
Swap Agreements — UBS AG	(3,144)	3,144	—	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	1	—	—	1
Swap Agreements — UBS AG	93	—	—	93
ProFund VP Short NASDAQ-100
Futures Contracts	(707)	—	707	—
Swap Agreements — Goldman Sachs International	(1,037)	1,037	—	—
Swap Agreements — UBS AG	(2,675)	2,675	—	—

304 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Short International
Swap Agreements — Goldman Sachs International	$(839)	$839	$—	$—
Swap Agreements — UBS AG	(433)	433	—	—
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	(67)	67	—	—
Swap Agreements — UBS AG	(239)	239	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	102	—	—	102
Swap Agreements — UBS AG	64	—	—	64
ProFund VP UltraShort NASDAQ-100
Swap Agreements — Goldman Sachs International	(2,501)	2,501	—	—
Swap Agreements — UBS AG	(2,403)	2,403	—	—
ProFund VP Banks
Swap Agreements — Goldman Sachs International	(282)	—	—	(282)
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(2,280)	—	—	(2,280)
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(1,014)	—	—	(1,014)
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	194,980	—	—	194,980
Swap Agreements — UBS AG	190,300	—	—	190,300
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(246)	—	—	(246)
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(540)	—	—	(540)
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs	3,398	—	—	3,398
Forward Currency Contracts — UBS AG	3,184	—	—	3,184
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	500,686	(275,382)	—	225,304
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(561,279)	530,000	—	(31,279)

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**          Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 305

(e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP and the ProFunds VP’s own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds VP’s investments are summarized in the three broad levels listed below:

•             Level 1—quoted prices in active markets for identical assets

•             Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•             Level 3—significant unobservable inputs (including the ProFunds VP’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

306 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of June 30, 2014, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$73,681,489	$—	$—	$—	$73,681,489	$—
Repurchase Agreements	—	—	36,095,000	—	36,095,000	—
Futures Contracts	—	83,700	—	—	—	83,700
Swap Agreements	—	—	—	(9,536)	—	(9,536)
Total	$73,681,489	$83,700	$36,095,000	$(9,536)	$109,776,489	$74,164
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$28,428,000	$—	$28,428,000	$—
Futures Contracts	—	82,164	—	—	—	82,164
Swap Agreements	—	—	—	110,011	—	110,011
Total	$—	$82,164	$28,428,000	$110,011	$28,428,000	$192,175
ProFund VP Small-Cap
Common Stocks	$6,402,305	$—	$—	$—	$6,402,305	$—
Contingent Rights*	—	—	983	—	983	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	7,936,000	—	7,936,000	—
Futures Contracts	—	35,468	—	—	—	35,468
Swap Agreements	—	—	—	18,786	—	18,786
Total	$6,402,305	$35,468	$7,936,983	$18,786	$14,339,288	$54,254
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$4,289,000	$—	$4,289,000	$—
Futures Contracts	—	(18)	—	—	—	(18)
Swap Agreements	—	—	—	(5,949)	—	(5,949)
Total	$—	$(18)	$4,289,000	$(5,949)	$4,289,000	$(5,967)
ProFund VP NASDAQ-100
Common Stocks	$26,881,630	$—	$—	$—	$26,881,630	$—
Repurchase Agreements	—	—	27,839,000	—	27,839,000	—
Futures Contracts	—	109,816	—	—	—	109,816
Swap Agreements	—	—	—	27,157	—	27,157
Total	$26,881,630	$109,816	$27,839,000	$27,157	$54,720,630	$136,973
ProFund VP Large-Cap Value
Common Stocks	$30,808,931	$—	$—	$—	$30,808,931	$—
Total	$30,808,931	$—	$—	$—	$30,808,931	$—

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 307

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Large-Cap Growth
Common Stocks	$33,961,052	$—	$—	$—	$33,961,052	$—
Repurchase Agreements	—	—	183,000	—	183,000	—
Total	$33,961,052	$—	$183,000	$—	$34,144,052	$—
ProFund VP Mid-Cap Value
Common Stocks	$32,826,245	$—	$—	$—	$32,826,245	$—
Repurchase Agreements	—	—	115,000	—	115,000	—
Total	$32,826,245	$—	$115,000	$—	$32,941,245	$—
ProFund VP Mid-Cap Growth
Common Stocks	$29,332,989	$—	$—	$—	$29,332,989	$—
Total	$29,332,989	$—	$—	$—	$29,332,989	$—
ProFund VP Small-Cap Value
Common Stocks	$28,432,129	$—	$—	$—	$28,432,129	$—
Total	$28,432,129	$—	$—	$—	$28,432,129	$—
ProFund VP Small-Cap Growth
Common Stocks	$35,758,686	$—	$—	$—	$35,758,686	$—
Repurchase Agreements	—	—	32,000	—	32,000	—
Total	$35,758,686	$—	$32,000	$—	$35,790,686	$—
ProFund VP Asia 30
Common Stocks	$36,099,072	$—	$—	$—	$36,099,072	$—
Total	$36,099,072	$—	$—	$—	$36,099,072	$—
ProFund VP Europe 30
Common Stocks	$44,220,583	$—	$—	$—	$44,220,583	$—
Total	$44,220,583	$—	$—	$—	$44,220,583	$—
ProFund VP International
Repurchase Agreements	$—	$—	$14,462,000	$—	$14,462,000	$—
Swap Agreements	—	—	—	12,688	—	12,688
Total	$—	$—	$14,462,000	$12,688	$14,462,000	$12,688
ProFund VP Emerging Markets
Common Stocks	$17,826,902	$—	$—	$—	$17,826,902	$—
Preferred Stocks	3,223,819	—	—	—	3,223,819	—
Repurchase Agreements	—	—	1,560,000	—	1,560,000	—
Swap Agreements	—	—	—	337	—	337
Total	$21,050,721	$—	$1,560,000	$337	$22,610,721	$337
ProFund VP Japan
Repurchase Agreements	$—	$—	$13,297,000	$—	$13,297,000	$—
Futures Contracts	—	(2,081)	—	—	—	(2,081)
Total	$—	$(2,081)	$13,297,000	$—	$13,297,000	$(2,081)
ProFund VP UltraBull
Common Stocks	$15,586,476	$—	$—	$—	$15,586,476	$—
Repurchase Agreements	—	—	13,862,000	—	13,862,000	—
Futures Contracts	—	45,828	—	—	—	45,828
Swap Agreements	—	—	—	(16,195)	—	(16,195)
Total	$15,586,476	$45,828	$13,862,000	$(16,195)	$29,448,476	$29,633
ProFund VP UltraMid-Cap
Common Stocks	$16,087,555	$—	$—	$—	$16,087,555	$—
Repurchase Agreements	—	—	15,784,000	—	15,784,000	—
Futures Contracts	—	45,332	—	—	—	45,332
Swap Agreements	—	—	—	201,122	—	201,122
Total	$16,087,555	$45,332	$15,784,000	$201,122	$31,871,555	$246,454

308 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraSmall-Cap
Common Stocks	$17,661,482	$—	$—	$—	$17,661,482	$—
Contingent Rights*	—	—	2,016	—	2,016	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	16,139,000	—	16,139,000	—
Futures Contracts	—	100,757	—	—	—	100,757
Swap Agreements	—	—	—	152,284	—	152,284
Total	$17,661,482	$100,757	$16,141,016	$152,284	$33,802,498	$253,041
ProFund VP UltraNASDAQ-100
Common Stocks	$33,154,010	$—	$—	$—	$33,154,010	$—
Repurchase Agreements	—	—	28,760,000	—	28,760,000	—
Futures Contracts	—	142,960	—	—	—	142,960
Swap Agreements	—	—	—	122,773	—	122,773
Total	$33,154,010	$142,960	$28,760,000	$122,773	$61,914,010	$265,733
ProFund VP Bear
Repurchase Agreements	$—	$—	$10,559,000	$—	$10,559,000	$—
Futures Contracts	—	(16,924)	—	—	—	(16,924)
Swap Agreements	—	—	—	3,032	—	3,032
Total	$—	$(16,924)	$10,559,000	$3,032	$10,559,000	$(13,892)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$458,000	$—	$458,000	$—
Swap Agreements	—	—	—	(2,074)	—	(2,074)
Total	$—	$—	$458,000	$(2,074)	$458,000	$(2,074)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$3,001,000	$—	$3,001,000	$—
Futures Contracts	—	(5,317)	—	—	—	(5,317)
Swap Agreements	—	—	—	(7,567)	—	(7,567)
Total	$—	$(5,317)	$3,001,000	$(7,567)	$3,001,000	$(12,884)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$61,000	$—	$61,000	$—
Swap Agreements	—	—	—	94	—	94
Total	$—	$—	$61,000	$94	$61,000	$94
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$3,110,000	$—	$3,110,000	$—
Futures Contracts	—	(5,990)	—	—	—	(5,990)
Swap Agreements	—	—	—	(3,712)	—	(3,712)
Total	$—	$(5,990)	$3,110,000	$(3,712)	$3,110,000	$(9,702)
ProFund VP Short International
Repurchase Agreements	$—	$—	$1,323,000	$—	$1,323,000	$—
Swap Agreements	—	—	—	(1,272)	—	(1,272)
Total	$—	$—	$1,323,000	$(1,272)	$1,323,000	$(1,272)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,107,000	$—	$1,107,000	$—
Swap Agreements	—	—	—	(306)	—	(306)
Total	$—	$—	$1,107,000	$(306)	$1,107,000	$(306)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$53,000	$—	$53,000	$—
Swap Agreements	—	—	—	166	—	166
Total	$—	$—	$53,000	$166	$53,000	$166

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 309

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$1,722,000	$—	$1,722,000	$—
Swap Agreements	—	—	—	(4,904)	—	(4,904)
Total	$—	$—	$1,722,000	$(4,904)	$1,722,000	$(4,904)
ProFund VP Banks
Common Stocks	$5,413,680	$—	$—	$—	$5,413,680	$—
Swap Agreements	—	—	—	(282)	—	(282)
Total	$5,413,680	$—	$—	$(282)	$5,413,680	$(282)
ProFund VP Basic Materials
Common Stocks	$33,836,240	$—	$—	$—	$33,836,240	$—
Repurchase Agreements	—	—	204,000	—	204,000	—
Total	$33,836,240	$—	$204,000	$—	$34,040,240	$—
ProFund VP Biotechnology
Common Stocks	$34,887,563	$—	$—	$—	$34,887,563	$—
Repurchase Agreements	—	—	179,000	—	179,000	—
Swap Agreements	—	—	—	(2,280)	—	(2,280)
Total	$34,887,563	$—	$179,000	$(2,280)	$35,066,563	$(2,280)
ProFund VP Consumer Goods
Common Stocks	$19,450,688	$—	$—	$—	$19,450,688	$—
Total	$19,450,688	$—	$—	$—	$19,450,688	$—
ProFund VP Consumer Services
Common Stocks	$26,517,083	$—	$—	$—	$26,517,083	$—
Total	$26,517,083	$—	$—	$—	$26,517,083	$—
ProFund VP Financials
Common Stocks	$38,616,726	$—	$—	$—	$38,616,726	$—
Total	$38,616,726	$—	$—	$—	$38,616,726	$—
ProFund VP Health Care
Common Stocks	$61,876,639	$—	$—	$—	$61,876,639	$—
Total	$61,876,639	$—	$—	$—	$61,876,639	$—
ProFund VP Industrials
Common Stocks	$18,985,511	$—	$—	$—	$18,985,511	$—
Total	$18,985,511	$—	$—	$—	$18,985,511	$—
ProFund VP Internet
Common Stocks	$11,004,085	$—	$—	$—	$11,004,085	$—
Total	$11,004,085	$—	$—	$—	$11,004,085	$—
ProFund VP Oil & Gas
Common Stocks	$72,264,196	$—	$—	$—	$72,264,196	$—
Repurchase Agreements	—	—	538,000	—	538,000	—
Total	$72,264,196	$—	$538,000	$—	$72,802,196	$—
ProFund VP Pharmaceuticals
Common Stocks	$16,571,792	$—	$—	$—	$16,571,792	$—
Repurchase Agreements	—	—	13,000	—	13,000	—
Swap Agreements	—	—	—	(1,014)	—	(1,014)
Total	$16,571,792	$—	$13,000	$(1,014)	$16,584,792	$(1,014)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$40,856,000	$—	$40,856,000	$—
Swap Agreements	—	—	—	385,280	—	385,280
Total	$—	$—	$40,856,000	$385,280	$40,856,000	$385,280

310 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Real Estate
Common Stocks	$25,763,079	$—	$—	$—	$25,763,079	$—
Repurchase Agreements	—	—	162,000	—	162,000	—
Total	$25,763,079	$—	$162,000	$—	$25,925,079	$—
ProFund VP Semiconductor
Common Stocks	$6,122,051	$—	$—	$—	$6,122,051	$—
Repurchase Agreements	—	—	4,000	—	4,000	—
Swap Agreements	—	—	—	(246)	—	(246)
Total	$6,122,051	$—	$4,000	$(246)	$6,126,051	$(246)
ProFund VP Technology
Common Stocks	$18,138,698	$—	$—	$—	$18,138,698	$—
Repurchase Agreements	—	—	97,000	—	97,000	—
Total	$18,138,698	$—	$97,000	$—	$18,235,698	$—
ProFund VP Telecommunications
Common Stocks	$5,499,898	$—	$—	$—	$5,499,898	$—
Swap Agreements	—	—	—	(540)	—	(540)
Total	$5,499,898	$—	$—	$(540)	$5,499,898	$(540)
ProFund VP Utilities
Common Stocks	$52,079,399	$—	$—	$—	$52,079,399	$—
Repurchase Agreements	—	—	230,000	—	230,000	—
Total	$52,079,399	$—	$230,000	$—	$52,309,399	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$16,618,823	$—	$16,618,823	$—
Repurchase Agreements	—	—	17,016,000	—	17,016,000	—
Swap Agreements	—	—	—	500,686	—	500,686
Total	$—	$—	$33,634,823	$500,686	$33,634,823	$500,686
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$24,042,000	$—	$24,042,000	$—
Swap Agreements	—	—	—	(561,279)	—	(561,279)
Total	$—	$—	$24,042,000	$(561,279)	$24,042,000	$(561,279)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$704,000	$—	$704,000	$—
Forward Currency Contracts	—	—	—	6,582	—	6,582
Total	$—	$—	$704,000	$6,582	$704,000	$6,582
ProFund VP Money Market
Repurchase Agreements	$—	$—	$169,894,000	$—	$169,894,000	$—
Total	$—	$—	$169,894,000	$—	$169,894,000	$—

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 311

The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

ProFund VP Small-Cap

Type of Asset	Balance as of December 31, 2013	Net Realized Gains/ (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers in/(out) of Level 3	Balance as of June 30, 2014
Investment Securities:
Common Stocks:
Coal	$530	$(1,207)	$759	$—	$(82)	$—	$—
Total Investment Securities	$530	$(1,207)	$759	$—	$(82)	$—	$—

ProFund VP UltraSmall-Cap

Type of Asset	Balance as of December 31, 2013	Net Realized Gains/ (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers in/(out) of Level 3	Balance as of June 30, 2014
Investment Securities:
Common Stocks:
Coal	$1,088	$(2,481)	$1,561	$—	$(168)	$—	$—
Total Investment Securities	$1,088	$(2,481)	$1,561	$—	$(168)	$—	$—

4. Fees and Transactions with Affiliates and Related Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the period ended June 30, 2014, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2014 for ProFund VP Money Market. If ProFund VP Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $231,499 for the period ended June 30, 2014.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the period ended June 30, 2014, the administrative services fees of ProFund VP Money Market were suspended to maintain a more competitive net yield. If ProFund VP Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $84,491 for the period ended June 30, 2014.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their

312 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2014, actual Trustee compensation was $286,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2015.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2014, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Total
ProFund VP Bull	$73,977	$114,844	$21,744	$4,488	$215,053
ProFund VP Mid-Cap	7,879	19,310	—	—	27,189
ProFund VP Small-Cap	24,095	33,887	23,136	1,343	82,461
ProFund VP NASDAQ-100	77,683	68,822	30,372	8,219	185,096
ProFund VP Large-Cap Value	50,206	58,796	32,821	2,015	143,838
ProFund VP Large-Cap Growth	58,684	41,453	32,434	3,160	135,731
ProFund VP Mid-Cap Value	46,197	50,438	34,087	4,567	135,289
ProFund VP Mid-Cap Growth	70,322	54,177	27,673	6,356	158,528
ProFund VP Small-Cap Value	64,895	87,110	79,793	5,502	237,300
ProFund VP Small-Cap Growth	79,567	59,538	66,017	4,997	210,119
ProFund VP Asia 30	111,556	57,760	26,140	7,174	202,630
ProFund VP Europe 30	55,294	26,580	15,261	5,251	102,386
ProFund VP International	17,956	9,857	2,009	329	30,151
ProFund VP Emerging Markets	37,052	22,860	15,960	6,984	82,856
ProFund VP Japan	30,979	7,652	28,685	—	67,316
ProFund VP UltraBull	8,444	35,144	48,815	91	92,494
ProFund VP UltraMid-Cap	39,959	31,979	15,026	1,209	88,173
ProFund VP UltraSmall-Cap	51,702	49,857	36,981	192	138,732
ProFund VP UltraNASDAQ-100	40,540	49,561	3,188	2,185	95,474
ProFund VP Bear	14,466	14,037	8,526	2,759	39,788
ProFund VP Short Mid-Cap	4,630	4,509	5,022	2,253	16,414
ProFund VP Short Small-Cap	9,637	15,446	2,864	1,642	29,589
ProFund VP Short Dow 30	7,575	1,922	5,187	1,698	16,382
ProFund VP Short NASDAQ-100	13,885	19,505	2,276	1,618	37,284
ProFund VP Short International	4,999	5,447	4,320	1,075	15,841
ProFund VP Short Emerging Markets	6,613	5,981	5,977	695	19,266
ProFund VP UltraShort Dow 30	7,366	3,555	4,132	2,148	17,201
ProFund VP UltraShort NASDAQ-100	7,363	7,571	867	1,371	17,172
ProFund VP Banks	12,633	17,855	7,855	1,796	40,139
ProFund VP Basic Materials	58,345	52,179	2,946	2,233	115,703
ProFund VP Biotechnology	10,047	18,581	—	—	28,628
ProFund VP Consumer Goods	31,288	25,678	13,429	1,996	72,391
ProFund VP Consumer Services	39,489	40,148	35,642	1,661	116,940
ProFund VP Financials	35,460	60,090	32,591	4,305	132,446
ProFund VP Health Care	36,242	36,081	18,174	1,426	91,923
ProFund VP Industrials	41,455	28,366	26,189	1,312	97,322
ProFund VP Internet	11,950	16,440	1,724	1,397	31,511
ProFund VP Oil & Gas	154,675	101,749	39,709	5,646	301,779
ProFund VP Pharmaceuticals	26,097	22,819	12,436	1,367	62,719
ProFund VP Precious Metals	177,054	92,873	7,037	5,222	282,186
ProFund VP Real Estate	20,107	34,083	12,349	2,107	68,646
ProFund VP Semiconductor	11,986	4,319	6,314	1,211	23,830

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 313

	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Total
ProFund VP Technology	$19,224	$15,013	$3,031	$—	$37,268
ProFund VP Telecommunications	21,693	31,173	7,019	1,342	61,227
ProFund VP Utilities	71,109	55,874	27,932	4,642	159,557
ProFund VP U.S. Government Plus	91,976	95,276	5,034	6,374	198,660
ProFund VP Rising Rates Opportunity	18,205	19,329	20,731	—	58,265
ProFund VP Falling U.S. Dollar	6,347	6,909	10,081	378	23,715
ProFund VP Money Market	296,335	—	—	—	296,335

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2015 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. During the period ended June 30, 2014, the Advisor contributed $5,800 in the ProFund VP Money Market in excess of total gross expenses to maintain a certain minimum net yield as indicated on the Statement of Operations. The impact to the net asset value is disclosed in the Financial Highlights of the ProFund VP Money Market.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2014, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Total
ProFund VP Money Market	$2,602,196	$2,496,022	$2,172,517	$360,390	$7,631,125

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2014 were as follows:

	Purchases	Sales
ProFund VP Bull	$21,356,087	$2,093,134
ProFund VP Small-Cap	954,738	3,177,055
ProFund VP NASDAQ-100	488,321	546,702
ProFund VP Large-Cap Value	15,329,400	8,157,579
ProFund VP Large-Cap Growth	15,243,435	19,580,950
ProFund VP Mid-Cap Value	22,031,003	19,628,289
ProFund VP Mid-Cap Growth	17,584,246	24,347,439
ProFund VP Small-Cap Value	16,227,072	28,583,710
ProFund VP Small-Cap Growth	28,936,696	43,112,478
ProFund VP Asia 30	13,518,165	20,457,676
ProFund VP Europe 30	31,013,063	28,217,075
ProFund VP Emerging Markets	11,489,210	8,577,846
ProFund VP UltraBull	166,215,570	167,334,459
ProFund VP UltraMid-Cap	9,522,085	10,714,979
ProFund VP UltraSmall-Cap	2,628,198	3,000,285
ProFund VP UltraNASDAQ-100	8,836,413	8,841,585
ProFund VP Banks	23,307,948	23,022,878
ProFund VP Basic Materials	14,761,654	9,825,763
ProFund VP Biotechnology	58,628,272	61,046,883
ProFund VP Consumer Goods	8,896,868	9,884,852
ProFund VP Consumer Services	2,198,473	15,206,420
ProFund VP Financials	7,492,519	13,540,356
ProFund VP Health Care	16,558,590	18,404,368
ProFund VP Industrials	5,046,111	15,123,778
ProFund VP Internet	12,894,674	15,986,025
ProFund VP Oil & Gas	14,045,907	8,306,822
ProFund VP Pharmaceuticals	28,494,925	26,224,431
ProFund VP Real Estate	16,970,973	10,227,623
ProFund VP Semiconductor	9,906,206	5,722,020
ProFund VP Technology	10,361,412	9,100,601
ProFund VP Telecommunications	16,735,242	16,669,210
ProFund VP Utilities	26,321,330	11,667,147

314 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2014 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$67,808,278	$61,437,794

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives which may be considered aggressive. When a ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may also expose a ProFund VP to losses in excess of those amounts initially invested. Investing in derivatives may also expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 315 susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a non-money market ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there is no guarantee that a ProFund VP will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities or financial instruments not included in the benchmark or in financial instruments. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and be impacted by index reconstitutions and other index rebalancing events. Any of these factors could decrease the correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective. Each ProFund VP (other than the Classic ProFunds VP and ProFund VP Falling U.S. Dollar) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instrument Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

316 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2013 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Bull	$1,094,333	$—	$—	$1,094,333
ProFund VP Mid-Cap	798,833	272,464	—	1,071,297
ProFund VP Small-Cap	234,084	168,746	—	402,830
ProFund VP Large-Cap Value	228,550	—	—	228,550
ProFund VP Large-Cap Growth	88,892	—	—	88,892
ProFund VP Mid-Cap Value	105,779	—	—	105,779
ProFund VP Small-Cap Value	82,498	—	—	82,498
ProFund VP Small-Cap Growth	488,482	1,238,908	—	1,727,390
ProFund VP Asia 30	21,988	—	—	21,988
ProFund VP Europe 30	458,263	—	—	458,263
ProFund VP International	616,082	—	—	616,082
ProFund VP Emerging Markets	141,228	—	—	141,228
ProFund VP UltraBull	1,942,691	322,042	—	2,264,733
ProFund VP Banks	35,696	—	—	35,696
ProFund VP Basic Materials	216,113	—	—	216,113
ProFund VP Consumer Goods	171,149	—	—	171,149
ProFund VP Consumer Services	96,465	51,479	—	147,944
ProFund VP Financials	142,296	—	—	142,296
ProFund VP Health Care	172,936	—	—	172,936
ProFund VP Industrials	76,297	—	—	76,297
ProFund VP Internet	—	688,596	—	688,596
ProFund VP Oil & Gas	252,011	2,235,809	—	2,487,820
ProFund VP Pharmaceuticals	798,881	463,884	—	1,262,765
ProFund VP Real Estate	269,921	—	—	269,921
ProFund VP Semiconductor	6,933	—	—	6,933
ProFund VP Telecommunications	1,183,561	23,046	—	1,206,607
ProFund VP Utilities	1,024,965	—	—	1,024,965
ProFund VP U.S. Government Plus	3,096,544	—	—	3,096,544
ProFund VP Money Market	41,942	—	—	41,942

As of the latest tax year ended December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulate Earnings (Deficit)
ProFund VP Bull	$1,804,474	$1,174,463	$—	$20,584,923	$23,563,860
ProFund VP Mid-Cap	4,604,211	553,805	(488,058)	77,057	4,747,015
ProFund VP Small-Cap	1,825,297	459,561	—	2,073,230	4,358,088
ProFund VP Dow 30	163,717	—	(1,074,184)	3,782	(906,685)
ProFund VP NASDAQ-100	—	2,058,179	—	14,779,684	16,837,863
ProFund VP Large-Cap Value	186,692	—	(5,766,073)	3,366,694	(2,212,687)
ProFund VP Large-Cap Growth	36,757	—	(3,010,227)	12,268,540	9,295,070
ProFund VP Mid-Cap Value	32,310	—	(2,708,620)	4,689,005	2,012,695
ProFund VP Mid-Cap Growth	—	2,175,141	—	10,330,030	12,505,171
ProFund VP Small-Cap Value	—	1,166,986	(3,884,793)	5,558,881	2,841,074
ProFund VP Small-Cap Growth	1,736,637	2,190,222	—	12,466,558	16,393,417
ProFund VP Asia 30	27,096	—	(567,687)	12,326,349	11,785,758
ProFund VP Europe 30	554,073	—	(4,935,049)	7,539,901	3,158,925
ProFund VP International	1,189,020	—	(1,477,280)	105,213	(183,047)
ProFund VP Emerging Markets	43,074	—	(6,664,856)	1,009,926	(5,611,856)
ProFund VP Japan	2,253,367	3,914,669	(1,414,450)	—	4,753,586
ProFund VP UltraBull	9,951,807	644,433	(1,813,121)	3,995,805	12,778,924
ProFund VP UltraMid-Cap	—	—	(1,213,620)	6,078,112	4,864,492
ProFund VP UltraSmall-Cap	3,716,258	1,246,206	(3,023,490)	4,751,186	6,690,160
ProFund VP UltraNASDAQ-100	—	—	(34,992,373)	12,378,628	(22,613,745)
ProFund VP Bear	—	—	(63,513,445)	(36,333)	(63,549,778)
ProFund VP Short Mid-Cap	—	—	(2,162,143)	(20,806)	(2,182,949)
ProFund VP Short Small-Cap	—	—	(3,533,466)	(3,979)	(3,537,445)
ProFund VP Short Dow 30	—	—	(89,156)	(270)	(89,426)
ProFund VP Short NASDAQ-100	—	—	(6,773,608)	(28,706)	(6,802,314)

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 317

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulate Earnings (Deficit)
ProFund VP Short International	$—	$—	$(1,617,927)	$(11,813)	$(1,629,740)
ProFund VP Short Emerging Markets	—	—	(606,326)	(3,814)	(610,140)
ProFund VP UltraShort Dow 30	—	—	(1,108,543)	(2,334)	(1,110,877)
ProFund VP UltraShort NASDAQ-100	—	—	(2,641,866)	(35,023)	(2,676,889)
ProFund VP Banks	8,043	—	(13,959,613)	1,895	(13,949,675)
ProFund VP Basic Materials	185,359	—	(13,084,180)	7,779,300	(5,119,521)
ProFund VP Biotechnology	3,640,453	297,218	(2,761,098)	16,931,935	18,108,508
ProFund VP Consumer Goods	143,858	—	(2,599,972)	8,657,696	6,201,582
ProFund VP Consumer Services	29,474	—	—	14,020,343	14,049,817
ProFund VP Financials	77,054	—	(11,498,284)	8,337,246	(3,083,984)
ProFund VP Health Care	48,831	—	(6,561,935)	23,124,859	16,611,755
ProFund VP Industrials	43,202	—	(5,072,267)	8,998,394	3,969,329
ProFund VP Internet	416,398	109,028	—	5,593,321	6,118,747
ProFund VP Oil & Gas	253,664	4,103,248	—	34,211,007	38,567,919
ProFund VP Pharmaceuticals	929,813	238,350	(2,405,067)	3,870,406	2,633,502
ProFund VP Precious Metals	—	—	(65,918,085)	1,559,091	(64,358,994)
ProFund VP Real Estate	88,236	—	(3,398,924)	5,170,605	1,859,917
ProFund VP Semiconductor	9,468	—	(2,253,258)	466,062	(1,777,728)
ProFund VP Technology	1,528	—	(2,757,202)	6,696,500	3,940,826
ProFund VP Telecommunications	362,992	—	(1,822,429)	613,430	(846,007)
ProFund VP Utilities	783,790	—	(693,184)	11,699,092	11,789,698
ProFund VP U.S. Government Plus	—	—	(19,829,793)	(288,519)	(20,118,312)
ProFund VP Rising Rates Opportunity	—	—	(58,328,871)	220,889	(58,107,982)
ProFund VP Falling U.S. Dollar	—	—	(2,117,961)	—	(2,117,961)
ProFund VP Money Market	—	—	(570)	—	(570)

As of the latest tax year ended December 31, 2013, the following ProFunds VP have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Large-Cap Value	$—	$—	$2,547,671	$3,158,651	$—	$5,706,322
ProFund VP Large-Cap Growth	—	—	2,508,034	502,193	—	3,010,227
ProFund VP Mid-Cap Value	—	—	1,809,861	898,759	—	2,708,620
ProFund VP Europe 30	—	—	—	3,508,484	1,215,921	4,724,405
ProFund VP Emerging Markets	—	—	—	—	1,045,928	1,045,928
ProFund VP UltraMid-Cap	—	—	1,213,620	—	—	1,213,620
ProFund VP UltraNASDAQ-100	—	—	34,992,373	—	—	34,992,373
ProFund VP Bear	7,512,896	4,644,270	—	27,795,298	10,849,931	50,802,395
ProFund VP UltraShort Dow 30	—	—	—	—	138,318	138,318
ProFund VP Banks	—	—	—	6,837,887	4,222,981	11,060,868
ProFund VP Basic Materials	—	—	9,991,982	647,115	2,252,577	12,891,674
ProFund VP Consumer Goods	—	—	1,360,821	1,239,151	—	2,599,972
ProFund VP Financials	—	—	6,088,472	3,025,224	986,600	10,100,296
ProFund VP Health Care	—	—	3,312,215	2,837,758	—	6,149,973
ProFund VP Industrials	—	—	2,173,698	2,898,569	—	5,072,267
ProFund VP Real Estate	—	—	1,167,997	1,722,531	508,396	3,398,924
ProFund VP Semiconductor	1,003,398	446,964	555,458	—	—	2,005,820
ProFund VP Technology	635,501	—	2,121,701	—	—	2,757,202
ProFund VP Utilities	—	—	—	480,879	212,305	693,184
ProFund VP Rising Rates Opportunity	—	5,366,257	27,138,193	—	11,189,405	43,693,855
ProFund VP Falling U.S. Dollar	—	—	1,990,078	—	55,790	2,045,868

318 :: Notes to Financial Statements :: June 30, 2014 (unaudited)

CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$—	$—	$488,058	$—	$—	$488,058
ProFund VP Small-Cap Value	—	—	2,007,835	1,628,882	248,076	3,884,793
ProFund VP Japan	—	—	—	—	484,985	484,985
ProFund VP UltraBull	—	1,208,747	604,374	—	—	1,813,121
ProFund VP UltraSmall-Cap	—	2,015,660	1,007,830	—	—	3,023,490
ProFund VP Short Mid-Cap	—	—	—	93,501	76,897	170,398
ProFund VP Short Dow 30	—	—	—	—	31,485	31,485
ProFund VP Short International	—	—	—	151,711	116,180	267,891
ProFund VP UltraShort Dow 30	—	—	—	192,336	47,723	240,059
ProFund VP Biotechnology	—	—	972,161	1,659,088	129,849	2,761,098
ProFund VP Pharmaceuticals	424,035	—	1,019,005	481,013	481,014	2,405,067
ProFund VP Telecommunications	—	—	1,398,836	423,593	—	1,822,429
ProFund VP U.S. Government Plus	—	—	—	8,888,004	—	8,888,004

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Large-Cap Value	$—	$59,751	$59,751
ProFund VP Asia 30	468,577	99,110	567,687
ProFund VP Europe 30	210,644	—	210,644
ProFund VP Emerging Markets	2,069,979	3,548,949	5,618,928
ProFund VP Bear	11,908,339	802,711	12,711,050
ProFund VP Short Mid-Cap	1,455,785	127,623	1,583,408
ProFund VP Short Small-Cap	1,106,170	90,095	1,196,265
ProFund VP Short Dow 30	46,754	—	46,754
ProFund VP Short NASDAQ-100	1,208,124	98,138	1,306,262
ProFund VP Short International	926,020	—	926,020
ProFund VP Short Emerging Markets	49,634	—	49,634
ProFund VP UltraShort Dow 30	717,681	12,485	730,166
ProFund VP UltraShort NASDAQ-100	1,354,363	50,872	1,405,235
ProFund VP Banks	35,626	2,863,119	2,898,745
ProFund VP Basic Materials	—	192,506	192,506
ProFund VP Financials	749,809	648,179	1,397,988
ProFund VP Health Care	411,962	—	411,962
ProFund VP Precious Metals	65,918,085	—	65,918,085
ProFund VP Semiconductor	127,606	119,832	247,438
ProFund VP U.S. Government Plus	10,941,789	—	10,941,789
ProFund VP Rising Rates Opportunity	14,344,642	290,374	14,635,016
ProFund VP Falling U.S. Dollar	28,838	43,255	72,093
ProFund VP Money Market	570	—	570

CLCFs not subject to expiration that are limited as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Dow 30	$1,074,184	$—	$1,074,184
ProFund VP International	1,477,280	—	1,477,280
ProFund VP Japan	375,174	554,291	929,465
ProFund VP Short Mid-Cap	390,094	18,243	408,337
ProFund VP Short Small-Cap	2,220,676	116,525	2,337,201
ProFund VP Short Dow 30	10,917	—	10,917
ProFund VP Short NASDAQ-100	5,194,500	272,846	5,467,346
ProFund VP Short International	424,016	—	424,016
ProFund VP Short Emerging Markets	556,692	—	556,692
ProFund VP UltraShort NASDAQ-100	1,183,562	53,069	1,236,631

The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

June 30, 2014 (unaudited) :: Notes to Financial Statements :: 319

At June 30, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$85,679,914	$30,289,683	$(6,193,108)	$24,096,575
ProFund VP Mid-Cap	28,428,000	—	—	—
ProFund VP Small-Cap	12,684,374	1,806,374	(151,460)	1,654,914
ProFund VP Dow 30	4,289,000	—	—	—
ProFund VP NASDAQ-100	38,567,099	18,251,096	(2,097,565)	16,153,531
ProFund VP Large-Cap Value	26,145,530	8,862,775	(4,199,374)	4,663,401
ProFund VP Large-Cap Growth	21,864,409	13,804,242	(1,524,599)	12,279,643
ProFund VP Mid-Cap Value	26,990,864	8,897,666	(2,947,285)	5,950,381
ProFund VP Mid-Cap Growth	20,613,451	10,478,863	(1,759,325)	8,719,538
ProFund VP Small-Cap Value	22,832,371	8,942,963	(3,343,205)	5,599,758
ProFund VP Small-Cap Growth	26,606,009	11,214,162	(2,029,485)	9,184,677
ProFund VP Asia 30	23,606,660	18,438,591	(5,946,179)	12,492,412
ProFund VP Europe 30	38,405,447	12,531,172	(6,716,036)	5,815,136
ProFund VP International	14,462,000	—	—	—
ProFund VP Emerging Markets	20,263,404	3,841,747	(1,494,430)	2,347,317
ProFund VP Japan	13,297,000	—	—	—
ProFund VP UltraBull	25,789,337	4,739,994	(1,080,855)	3,659,139
ProFund VP UltraMid-Cap	26,078,048	7,346,727	(1,553,220)	5,793,507
ProFund VP UltraSmall-Cap	29,491,937	4,858,791	(548,230)	4,310,561
ProFund VP UltraNASDAQ-100	47,695,580	16,505,808	(2,287,378)	14,218,430
ProFund VP Bear	10,559,000	—	—	—
ProFund VP Short Mid-Cap	458,000	—	—	—
ProFund VP Short Small-Cap	3,001,000	—	—	—
ProFund VP Short Dow 30	61,000	—	—	—
ProFund VP Short NASDAQ-100	3,110,000	—	—	—
ProFund VP Short International	1,323,000	—	—	—
ProFund VP Short Emerging Markets	1,107,000	—	—	—
ProFund VP UltraShort Dow 30	53,000	—	—	—
ProFund VP UltraShort NASDAQ-100	1,722,000	—	—	—
ProFund VP Banks	5,361,145	3,043,876	(2,991,341)	52,535
ProFund VP Basic Materials	24,479,355	16,127,797	(6,566,912)	9,560,885
ProFund VP Biotechnology	16,437,173	21,148,204	(2,518,814)	18,629,390
ProFund VP Consumer Goods	10,346,069	10,808,511	(1,703,892)	9,104,619
ProFund VP Consumer Services	13,765,815	14,034,332	(1,283,064)	12,751,268
ProFund VP Financials	30,012,108	20,908,461	(12,303,843)	8,604,618
ProFund VP Health Care	33,917,371	33,189,855	(5,230,587)	27,959,268
ProFund VP Industrials	10,455,307	10,390,060	(1,859,856)	8,530,204
ProFund VP Internet	6,164,493	5,793,259	(953,667)	4,839,592
ProFund VP Oil & Gas	34,710,454	43,437,197	(5,345,455)	38,091,742
ProFund VP Pharmaceuticals	11,679,003	6,506,492	(1,600,703)	4,905,789
ProFund VP Precious Metals	40,856,000	—	—	—
ProFund VP Real Estate	18,647,251	10,771,875	(3,494,047)	7,277,828
ProFund VP Semiconductor	4,965,340	1,504,856	(344,145)	1,160,711
ProFund VP Technology	10,365,420	9,918,336	(2,048,058)	7,870,278
ProFund VP Telecommunications	4,686,530	2,283,759	(1,470,391)	813,368
ProFund VP Utilities	35,351,027	20,913,148	(3,954,776)	16,958,372
ProFund VP U.S. Government Plus	33,259,471	375,776	(424)	375,352
ProFund VP Rising Rates Opportunity	24,042,000	—	—	—
ProFund VP Falling U.S. Dollar	704,000	—	—	—
ProFund VP Money Market	169,894,000	—	—	—

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

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Expense Examples

322 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2014 and held for the entire period from January 1, 2014 through June 30, 2014.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14(1)	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
ProFund VP Bull	$1,000.00	$1,060.30	$8.58	1.68%
ProFund VP Mid-Cap	1,000.00	1,063.50	8.60	1.68%
ProFund VP Small-Cap	1,000.00	1,021.90	8.42	1.68%
ProFund VP Dow 30	1,000.00	1,010.50	8.32	1.67%
ProFund VP NASDAQ-100	1,000.00	1,068.00	8.61	1.68%
ProFund VP Large-Cap Value	1,000.00	1,060.60	8.58	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,063.60	8.60	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,091.10	8.71	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,043.30	8.51	1.68%
ProFund VP Small-Cap Value	1,000.00	1,036.60	8.48	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,010.80	8.38	1.68%
ProFund VP Asia 30	1,000.00	1,028.10	8.45	1.68%
ProFund VP Europe 30	1,000.00	1,035.20	8.48	1.68%
ProFund VP International	1,000.00	1,031.10	8.46	1.68%
ProFund VP Emerging Markets	1,000.00	1,046.40	8.52	1.68%
ProFund VP Japan	1,000.00	916.40	7.98	1.68%
ProFund VP UltraBull	1,000.00	1,122.60	8.84	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,131.20	8.88	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,044.40	8.52	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,136.50	8.90	1.68%
ProFund VP Bear	1,000.00	923.50	8.01	1.68%
ProFund VP Short Mid-Cap	1,000.00	912.90	7.97	1.68%
ProFund VP Short Small-Cap	1,000.00	951.00	8.13	1.68%
ProFund VP Short Dow 30	1,000.00	960.70	8.17	1.68%
ProFund VP Short NASDAQ-100	1,000.00	911.30	7.96	1.68%
ProFund VP Short International	1,000.00	943.20	8.09	1.68%
ProFund VP Short Emerging Markets	1,000.00	927.50	8.03	1.68%
ProFund VP UltraShort Dow 30	1,000.00	887.70	7.86	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	819.10	7.58	1.68%
ProFund VP Banks	1,000.00	1,029.00	8.45	1.68%
ProFund VP Basic Materials	1,000.00	1,074.90	8.64	1.68%
ProFund VP Biotechnology	1,000.00	1,079.80	8.66	1.68%
ProFund VP Consumer Goods	1,000.00	1,041.30	8.50	1.68%
ProFund VP Consumer Services	1,000.00	1,011.90	8.38	1.68%
ProFund VP Financials	1,000.00	1,038.20	8.49	1.68%
ProFund VP Health Care	1,000.00	1,099.70	8.75	1.68%
ProFund VP Industrials	1,000.00	1,024.80	8.43	1.68%
ProFund VP Internet	1,000.00	989.20	8.29	1.68%
ProFund VP Oil & Gas	1,000.00	1,127.20	8.86	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,117.20	8.82	1.68%
ProFund VP Precious Metals	1,000.00	1,136.70	8.90	1.68%
ProFund VP Real Estate	1,000.00	1,153.90	8.97	1.68%
ProFund VP Semiconductor	1,000.00	1,197.50	9.15	1.68%
ProFund VP Technology	1,000.00	1,095.60	8.73	1.68%
ProFund VP Telecommunications	1,000.00	1,036.40	8.48	1.68%
ProFund VP Utilities	1,000.00	1,172.80	9.05	1.68%

Expense Examples (unaudited) :: 323

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14(1)	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
ProFund VP U.S. Government Plus	$1,000.00	$1,164.10	$7.40	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	838.90	7.66	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	997.50	8.32	1.68%
ProFund VP Money Market	1,000.00	1,000.10	—	0.00%

(1)              Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

324 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expense Ratio During Period 1/1/14 - 6/30/14(1)	Annualized Expenses Paid During Period 1/1/14 - 6/30/14
ProFund VP Bull	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Dow 30	1,000.00	1,016.46	8.35	1.67%
ProFund VP NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Asia 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP International	1,000.00	1,016.46	8.40	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.46	8.40	1.68%
ProFund VP Japan	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraBull	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Bear	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short International	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Banks	1,000.00	1,016.46	8.40	1.68%
ProFund VP Basic Materials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Biotechnology	1,000.00	1,016.46	8.40	1.68%
ProFund VP Consumer Goods	1,000.00	1,016.46	8.40	1.68%
ProFund VP Consumer Services	1,000.00	1,016.46	8.40	1.68%
ProFund VP Financials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Health Care	1,000.00	1,016.46	8.40	1.68%
ProFund VP Industrials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Internet	1,000.00	1,016.46	8.40	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.46	8.40	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Precious Metals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Real Estate	1,000.00	1,016.46	8.40	1.68%
ProFund VP Semiconductor	1,000.00	1,016.46	8.40	1.68%
ProFund VP Technology	1,000.00	1,016.46	8.40	1.68%
ProFund VP Telecommunications	1,000.00	1,016.46	8.40	1.68%
ProFund VP Utilities	1,000.00	1,016.46	8.40	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,017.95	6.90	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.46	8.40	1.68%
ProFund VP Money Market	1,000.00	1,024.79	—	0.00%

(1)              Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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P.O. Box 182800
Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/14

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)          Not applicable

(b)   Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable — only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 4, 2014

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 4, 2014

* Print the name and title of each signing officer under his or her signature.